UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020—June 30, 2020

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2020

Vanguard 500 Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	27

Liquidity Risk Management	29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

● Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

● Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	12/31/2019	6/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$968.54	$0.69
ETF Shares	1,000.00	968.81	0.15
Admiral™ Shares	1,000.00	969.04	0.20
Institutional Select Shares	1,000.00	969.16	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.17	$0.70
ETF Shares	1,000.00	1,024.71	0.15
Admiral Shares	1,000.00	1,024.66	0.20
Institutional Select Shares	1,000.00	1,024.81	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

500 Index Fund

Fund Allocation

As of June 30, 2020

Communication Services	10.8%
Consumer Discretionary	10.8
Consumer Staples	7.0
Energy	2.8
Financials	10.0
Health Care	14.7
Industrials	8.0
Information Technology	27.5
Materials	2.5
Real Estate	2.8
Utilities	3.1

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

500 Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)
Communication Services (10.7%)
*	Facebook Inc. Class A	49,887,347	11,327,920
*	Alphabet Inc. Class A	6,193,961	8,783,346
*	Alphabet Inc. Class C	6,098,742	8,621,243
	Verizon Communications Inc.	85,850,232	4,732,923
	AT&T Inc.	147,823,080	4,468,692
	Walt Disney Co.	37,474,123	4,178,740
*	Netflix Inc.	9,024,514	4,106,515
	Comcast Corp. Class A	94,495,772	3,683,445
*	Charter Communications Inc. Class A	3,126,800	1,594,793
*	T-Mobile US Inc.	11,825,874	1,231,665
	Activision Blizzard Inc.	15,986,179	1,213,351
*	Electronic Arts Inc.	5,990,045	790,985
*	Twitter Inc.	16,271,091	484,716
*	Take-Two Interactive Software Inc.	2,364,271	329,981
	ViacomCBS Inc. Class B	11,218,472	261,615
	Omnicom Group Inc.	4,447,817	242,851
	CenturyLink Inc.	20,496,759	205,583
	Fox Corp. Class A	7,075,668	189,769
*	DISH Network Corp. Class A	5,337,006	184,180
	Interpublic Group of Cos. Inc.	8,085,217	138,742
*	Live Nation Entertainment Inc.	2,948,051	130,687
*	Discovery Inc.Class C	6,624,589	127,590
	News Corp. Class A	10,574,812	125,417
	Fox Corp. Class B	3,334,479	89,497
*,^	Discovery Inc. Class A	3,271,803	69,035
*	T-Mobile US Inc. Rights Exp. 07/27/2020	3,978,016	668
	News Corp. Class B	14,719	176
			57,314,125
Consumer Discretionary (10.8%)
*	Amazon.com Inc.	8,692,438	23,980,872
	Home Depot Inc.	22,314,163	5,589,921
	McDonald’s Corp.	15,426,370	2,845,703
	NIKE Inc. Class B	25,727,259	2,522,558
	Lowe’s Cos. Inc.	15,663,949	2,116,513
	Starbucks Corp.	24,234,302	1,783,402
*	Booking Holdings Inc.	849,209	1,352,229
	TJX Cos. Inc.	24,852,312	1,256,533
	Target Corp.	10,373,702	1,244,118
	Dollar General Corp.	5,222,439	994,927
	eBay Inc.	13,703,712	718,760
	General Motors Co.	26,126,368	660,997
*	O’Reilly Automotive Inc.	1,539,796	649,286
	Ross Stores Inc.	7,372,962	628,471
*	Chipotle Mexican Grill Inc Class A	532,248	560,117
*	AutoZone Inc.	484,325	546,377
	Yum! Brands Inc.	6,244,074	542,672
	Ford Motor Co.	81,039,082	492,718
	Marriott International Inc. Class A	5,582,855	478,618
*	Dollar Tree Inc.	4,920,227	456,007
	Aptiv plc	5,560,684	433,289
	Hilton Worldwide Holdings Inc.	5,751,508	422,448
	Best Buy Co. Inc.	4,714,391	411,425
	VF Corp.	6,614,449	403,085
	DR Horton Inc.	6,866,980	380,774
	Lennar Corp. Class A	5,636,911	347,346
	Las Vegas Sands Corp.	6,973,605	317,578
	Tractor Supply Co.	2,398,406	316,086
*,^	CarMax Inc.	3,376,124	302,332
	Domino’s Pizza Inc.	811,199	299,689
	Garmin Ltd.	3,013,157	293,783
	Tiffany & Co.	2,266,692	276,400
	Genuine Parts Co.	2,994,005	260,359
*	Ulta Beauty Inc.	1,167,498	237,492
*	NVR Inc.	71,752	233,822
	Expedia Group Inc.	2,808,607	230,868
	Advance Auto Parts Inc.	1,434,050	204,280
	Darden Restaurants Inc.	2,694,093	204,131

4

500 Index Fund

			Market
			Value•
		Shares	($000)
	Hasbro Inc.	2,644,301	198,190
^	Royal Caribbean Cruises Ltd.	3,562,821	179,210
	PulteGroup Inc.	5,231,572	178,030
	MGM Resorts International	10,233,301	171,919
	Whirlpool Corp.	1,289,920	167,083
*	LKQ Corp.	6,308,005	165,270
^	Carnival Corp.	9,831,125	161,427
	BorgWarner Inc.	4,301,716	151,851
	Wynn Resorts Ltd.	2,014,966	150,095
	Newell Brands Inc.	7,921,211	125,789
*	Mohawk Industries Inc.	1,234,122	125,584
	Leggett & Platt Inc.	2,744,711	96,477
*,^	Norwegian Cruise Line Holdings Ltd.	5,318,219	87,378
	Hanesbrands Inc.	7,223,046	81,548
	Tapestry Inc.	5,721,212	75,978
	L Brands Inc.	4,842,068	72,486
	Ralph Lauren Corp. Class A	991,778	71,924
	PVH Corp.	1,472,640	70,760
	Kohl’s Corp.	3,271,975	67,959
^	H&R Block Inc.	3,994,045	57,035
	Gap Inc.	4,424,751	55,840
*	Under Armour Inc. Class A	3,950,521	38,478
*	Under Armour Inc. Class C	4,028,773	35,614
	Lennar Corp. Class B	76,975	3,548
	Wyndham Hotels & Resorts Inc.	216	9
			57,585,468
Consumer Staples (6.9%)
	Procter & Gamble Co.	51,363,966	6,141,589
	PepsiCo Inc.	28,786,871	3,807,352
	Coca-Cola Co.	80,195,482	3,583,134
	Walmart Inc.	29,378,757	3,518,988
	Costco Wholesale Corp.	9,160,109	2,777,437
	Philip Morris International Inc.	32,303,856	2,263,208
	Mondelez International Inc. Class A	29,616,372	1,514,285
	Altria Group Inc.	38,553,452	1,513,223
	Colgate-Palmolive Co.	17,771,228	1,301,920
	Kimberly-Clark Corp.	7,065,339	998,686
	Estee Lauder Cos. Inc. Class A	4,662,620	879,743
	General Mills Inc.	12,574,652	775,227
	Walgreens Boots Alliance Inc.	15,286,480	647,994
	Constellation Brands Inc. Class A	3,483,487	609,436
	Sysco Corp.	10,531,173	575,634
	Clorox Co.	2,595,222	569,314
*	Monster Beverage Corp.	7,756,970	537,713
	Kroger Co.	15,310,636	518,265
	McCormick & Co. Inc.	2,564,302	460,061
	Archer-Daniels-Midland Co.	11,520,972	459,687
	Kraft Heinz Co.	12,932,737	412,425
	Hershey Co.	3,056,816	396,225
	Church & Dwight Co. Inc.	5,101,710	394,362
	Tyson Foods Inc. Class A	6,103,434	364,436
	Conagra Brands Inc.	10,109,142	355,539
	Kellogg Co.	5,191,407	342,944
	Hormel Foods Corp.	5,816,908	280,782
	J M Smucker Co.	2,367,213	250,475
	Brown-Forman Corp. Class B	3,784,843	240,943
	Lamb Weston Holdings Inc.	3,030,102	193,714
	Campbell Soup Co.	3,511,943	174,298
	Molson Coors Beverage Co. Class B	3,902,677	134,096
	Coty Inc. Class A	6,159,808	27,534
			37,020,669
Energy (2.8%)
	Exxon Mobil Corp.	87,722,749	3,922,961
	Chevron Corp.	38,734,260	3,456,258
	ConocoPhillips	22,246,940	934,816
	Phillips 66	9,058,722	651,322
	Kinder Morgan Inc.	40,345,444	612,040
	EOG Resources Inc.	12,073,805	611,659
	Schlumberger Ltd.	28,800,946	529,649
	Marathon Petroleum Corp.	13,487,789	504,174
	Valero Energy Corp.	8,457,428	497,466
	Williams Cos. Inc.	25,162,810	478,597
	Occidental Petroleum Corp.	18,675,178	341,756
	Pioneer Natural Resources Co.	3,421,436	334,274
	ONEOK Inc.	9,128,781	303,258
	Hess Corp.	5,417,905	280,702
	Halliburton Co.	18,202,770	236,272
	Concho Resources Inc.	4,078,418	210,039
	Baker Hughes Co. Class A	13,593,276	209,201
	Cabot Oil & Gas Corp.	8,274,174	142,150
	Diamondback Energy Inc.	3,275,757	136,992
	Apache Corp.	7,831,954	105,731

5

500 Index Fund

			Market
			Value•
		Shares	($000)
	Marathon Oil Corp.	16,402,378	100,383
	National Oilwell Varco Inc.	8,055,027	98,674
	HollyFrontier Corp.	3,090,791	90,251
	Devon Energy Corp.	7,941,424	90,056
	Noble Energy Inc.	9,954,236	89,190
	TechnipFMC plc	8,718,414	59,634
			15,027,505
Financials (10.0%)
*	Berkshire Hathaway Inc. Class B	39,484,310	7,048,344
	JPMorgan Chase & Co.	58,917,130	5,541,745
	Bank of America Corp.	159,998,957	3,799,975
	Citigroup Inc.	43,189,216	2,206,969
	Wells Fargo & Co.	77,406,538	1,981,607
	BlackRock Inc.	3,200,585	1,741,406
	S&P Global Inc.	4,998,075	1,646,766
	American Express Co.	13,694,437	1,303,710
	Goldman Sachs Group Inc.	6,420,827	1,268,884
	CME Group Inc.	7,439,168	1,209,162
	Morgan Stanley	24,843,615	1,199,947
	Chubb Ltd.	9,363,414	1,185,596
	Marsh & McLennan Cos. Inc.	10,584,987	1,136,510
	Truist Financial Corp.	27,955,667	1,049,735
	US Bancorp	28,441,981	1,047,234
	Intercontinental Exchange Inc.	11,354,166	1,040,042
	Progressive Corp.	12,142,460	972,732
	PNC Financial Services Group Inc.	8,801,011	925,954
	Aon plc Class A	4,794,113	923,346
	Moody’s Corp.	3,345,447	919,095
	Charles Schwab Corp.	23,770,051	802,002
	Bank of New York Mellon Corp.	16,715,186	646,042
	Allstate Corp.	6,516,654	632,050
	Travelers Cos. Inc.	5,244,981	598,190
	Capital One Financial Corp.	9,445,359	591,185
	MSCI Inc. Class A	1,763,963	588,846
	MetLife Inc.	16,003,111	584,434
	T. Rowe Price Group Inc.	4,721,097	583,056
	American International Group Inc.	17,867,254	557,101
	Aflac Inc.	14,885,977	536,342
	Willis Towers Watson plc	2,670,631	525,981
	Prudential Financial Inc.	8,194,247	499,030
	State Street Corp.	7,301,737	464,025
	MarketAxess Holdings Inc.	786,382	393,914
	Arthur J Gallagher & Co.	3,935,440	383,666
	Ameriprise Financial Inc.	2,537,784	380,769
	First Republic Bank	3,558,763	377,193
	Northern Trust Corp.	4,315,369	342,381
	Discover Financial Services	6,352,718	318,208
	Hartford Financial Services Group Inc.	7,431,694	286,492
	Fifth Third Bancorp	14,774,164	284,846
	Nasdaq Inc.	2,383,873	284,801
	M&T Bank Corp.	2,660,634	276,626
	Synchrony Financial	11,135,471	246,762
	KeyCorp	20,241,395	246,540
*	SVB Financial Group	1,069,046	230,412
	E*TRADE Financial Corp.	4,581,907	227,858
	Citizens Financial Group Inc.	8,843,398	223,207
	Regions Financial Corp.	19,858,990	220,832
	Principal Financial Group Inc.	5,284,194	219,505
	Cboe Global Markets Inc.	2,274,687	212,183
	Cincinnati Financial Corp.	3,128,291	200,304
	Huntington Bancshares Inc.	21,046,370	190,154
	Loews Corp.	5,017,817	172,061
	Everest Re Group Ltd.	829,888	171,123
	W R Berkley Corp.	2,931,698	167,957
	Raymond James Financial Inc.	2,221,221	152,887
*	Berkshire Hathaway Inc. Class A	569	152,094
	Globe Life Inc.	2,033,258	150,929
	Lincoln National Corp.	4,006,814	147,411
	Assurant Inc.	1,238,605	127,936
	Franklin Resources Inc.	5,752,825	120,637
	Zions Bancorp NA	3,393,516	115,380
	Comerica Inc.	2,878,589	109,674
	People’s United Financial Inc.	8,818,236	102,027
	Invesco Ltd.	7,805,032	83,982
	Unum Group	4,220,879	70,024
			53,147,818
Health Care (14.6%)
	Johnson & Johnson	54,660,726	7,686,938
	UnitedHealth Group Inc.	19,676,189	5,803,492
	Merck & Co. Inc.	52,367,832	4,049,604

6

500 Index Fund

			Market
			Value•
		Shares	($000)
	Pfizer Inc.	115,246,054	3,768,546
	AbbVie Inc.	36,564,025	3,589,856
	Abbott Laboratories	36,698,371	3,355,332
	Thermo Fisher Scientific Inc.	8,193,719	2,968,912
	Amgen Inc.	12,204,301	2,878,506
	Eli Lilly and Co.	17,473,042	2,868,724
	Bristol-Myers Squibb Co.	46,942,177	2,760,200
	Medtronic plc	27,823,268	2,551,394
	Danaher Corp.	13,055,108	2,308,535
	Gilead Sciences Inc.	26,015,199	2,001,609
	CVS Health Corp.	27,118,563	1,761,893
*	Vertex Pharmaceuticals Inc.	5,379,106	1,561,608
	Becton Dickinson and Co.	6,117,805	1,463,807
	Cigna Corp.	7,655,132	1,436,485
*	Intuitive Surgical Inc.	2,419,537	1,378,725
	Anthem Inc.	5,230,678	1,375,564
	Zoetis Inc.	9,853,173	1,350,279
*	Regeneron Pharmaceuticals Inc.	2,092,595	1,305,047
	Stryker Corp.	6,687,685	1,205,054
*	Illumina Inc.	3,049,931	1,129,542
	Humana Inc.	2,742,898	1,063,559
*	Boston Scientific Corp.	29,634,552	1,040,469
	Baxter International Inc.	10,556,994	908,957
*	Biogen Inc.	3,385,533	905,799
*	Edwards Lifesciences Corp.	12,856,100	888,485
*	DexCom Inc.	1,915,100	776,382
*	Centene Corp.	12,014,547	763,524
*	IDEXX Laboratories Inc.	1,762,005	581,744
	ResMed Inc.	3,000,815	576,156
	Agilent Technologies Inc.	6,409,106	566,373
	HCA Healthcare Inc.	5,461,437	530,087
*	IQVIA Holdings Inc.	3,686,416	523,029
	McKesson Corp.	3,357,507	515,109
*	Alexion Pharmaceuticals Inc.	4,580,408	514,105
	Zimmer Biomet Holdings Inc.	4,289,281	511,969
	Cerner Corp.	6,314,310	432,846
*	Align Technology Inc.	1,486,446	407,940
*	Mettler-Toledo International Inc.	496,079	399,616
*	Incyte Corp.	3,743,872	389,250
	Teleflex Inc.	963,549	350,713
	West Pharmaceutical Services Inc.	1,526,978	346,884
*	Laboratory Corp. of America Holdings	2,017,293	335,093
	Quest Diagnostics Inc.	2,775,457	316,291
	Cardinal Health Inc.	6,054,933	316,007
	AmerisourceBergen Corp. Class A	3,079,797	310,351
*	Hologic Inc.	5,355,143	305,243
	Cooper Cos. Inc.	1,018,989	289,026
	STERIS plc	1,762,696	270,468
*	Waters Corp.	1,285,272	231,863
*	Varian Medical Systems Inc.	1,884,712	230,915
	PerkinElmer Inc.	2,312,049	226,789
*	ABIOMED Inc.	933,021	225,381
	Dentsply Sirona Inc.	4,547,563	200,366
*	Bio-Rad Laboratories Inc. Class A	443,242	200,119
*	Henry Schein Inc.	2,958,998	172,776
*	Mylan NV	10,728,345	172,512
	Perrigo Co. plc	2,829,264	156,373
	Universal Health Services Inc. Class B	1,612,177	149,755
*	DaVita Inc.	1,770,595	140,125
			77,802,101
Industrials (8.0%)
	Union Pacific Corp.	14,078,758	2,380,296
	Honeywell International Inc.	14,561,422	2,105,436
	Boeing Co.	11,122,446	2,038,744
	Raytheon Technologies Corp.	30,512,845	1,880,202
	Lockheed Martin Corp.	5,119,700	1,868,281
	3M Co.	11,933,580	1,861,519
	United Parcel Service Inc. Class B	14,607,368	1,624,047
	Caterpillar Inc.	11,229,125	1,420,484
	General Electric Co.	181,468,277	1,239,428
	CSX Corp.	15,880,901	1,107,534
	Illinois Tool Works Inc.	5,965,509	1,043,069
	Deere & Co.	6,490,710	1,020,015
	Northrop Grumman Corp.	3,216,725	988,950
	Norfolk Southern Corp.	5,314,976	933,150
	Waste Management Inc.	8,053,886	852,987
	Roper Technologies Inc.	2,166,057	840,993
	Emerson Electric Co.	12,394,050	768,803
	L3Harris Technologies Inc.	4,479,737	760,077
	Eaton Corp. plc	8,298,442	725,948
	General Dynamics Corp.	4,820,966	720,542
	FedEx Corp.	4,985,464	699,062

7

500 Index Fund

			Market
			Value•
		Shares	($000)
	IHS Markit Ltd.	8,277,000	624,913
	Verisk Analytics Inc. Class A	3,366,640	573,002
	PACCAR Inc.	7,172,078	536,830
	Cummins Inc.	3,060,630	530,285
	Johnson Controls International plc	15,432,401	526,862
	Rockwell Automation Inc.	2,402,467	511,725
	Fastenal Co.	11,883,242	509,078
	Parker-Hannifin Corp.	2,662,886	488,027
	Otis Worldwide Corp.	8,443,076	480,073
	Cintas Corp.	1,748,986	465,860
	TransDigm Group Inc.	1,043,362	461,218
	Stanley Black & Decker Inc.	3,197,691	445,694
	Trane Technologies plc	4,964,556	441,746
	Equifax Inc.	2,517,808	432,761
	AMETEK Inc.	4,761,493	425,535
	Fortive Corp.	6,147,665	415,951
	Southwest Airlines Co.	11,129,413	380,403
	Carrier Global Corp.	16,884,461	375,173
	Republic Services Inc. Class A	4,357,553	357,537
*	Copart Inc.	4,288,058	357,067
	Old Dominion Freight Line Inc.	1,957,532	331,978
^	Delta Air Lines Inc.	11,778,778	330,395
	Kansas City Southern	1,970,728	294,210
	Dover Corp.	2,987,630	288,486
	WW Grainger Inc.	898,982	282,424
	Masco Corp.	5,469,555	274,626
	Expeditors International of Washington Inc.	3,451,331	262,439
	IDEX Corp.	1,564,911	247,319
	Xylem Inc.	3,734,135	242,569
*	Teledyne Technologies Inc.	760,484	236,472
	Jacobs Engineering Group Inc.	2,698,624	228,843
*	United Rentals Inc.	1,494,351	222,718
	CH Robinson Worldwide Inc.	2,792,671	220,789
	Westinghouse Air Brake Technologies Corp.	3,750,628	215,924
	JB Hunt Transport Services Inc.	1,752,046	210,841
*	Ingersoll Rand Inc.	7,175,954	201,788
	Allegion plc	1,913,849	195,634
	Fortune Brands Home & Security Inc.	2,895,041	185,080
*	United Airlines Holdings Inc.	5,242,871	181,456
	Snap-on Inc.	1,128,027	156,243
	Textron Inc.	4,719,480	155,318
	Huntington Ingalls Industries Inc.	839,964	146,565
^	American Airlines Group Inc.	10,310,862	134,763
	A O Smith Corp.	2,804,731	132,159
	Pentair plc	3,440,580	130,708
	Howmet Aerospace Inc.	7,962,374	126,204
	Robert Half International Inc.	2,374,412	125,440
	Rollins Inc.	2,925,926	124,030
	Quanta Services Inc.	2,858,361	112,134
	Nielsen Holdings plc	7,397,059	109,920
	Alaska Air Group Inc.	2,539,343	92,077
	Flowserve Corp.	2,695,602	76,879
			42,495,738
Information Technology (27.4%)
	Microsoft Corp.	157,332,283	32,018,693
	Apple Inc.	84,528,834	30,836,119
	Visa Inc. Class A	34,752,223	6,713,087
	Mastercard Inc. Class A	18,336,240	5,422,026
	Intel Corp.	87,844,271	5,255,723
	NVIDIA Corp.	12,762,191	4,848,484
*	Adobe Inc.	9,995,484	4,351,134
*	PayPal Holdings Inc.	24,359,825	4,244,212
	Cisco Systems Inc.	87,985,940	4,103,664
*	salesforce.com Inc.	18,692,311	3,501,631
	Accenture plc Class A	13,216,432	2,837,832
	Broadcom Inc.	8,294,403	2,617,797
	Texas Instruments Inc.	19,042,521	2,417,829
	Oracle Corp.	43,179,926	2,386,554
	International Business Machines Corp.	18,420,032	2,224,587
	QUALCOMM Inc.	23,339,293	2,128,777
	Fidelity National Information Services Inc.	12,817,304	1,718,672
*	ServiceNow Inc.	3,956,382	1,602,572
	Intuit Inc.	5,410,396	1,602,505
	Automatic Data Processing Inc.	8,916,273	1,327,544
*	Advanced Micro Devices Inc.	24,298,142	1,278,325
*	Micron Technology Inc.	23,074,170	1,188,781
	Applied Materials Inc.	19,014,140	1,149,405
*	Fiserv Inc.	11,665,993	1,138,834
*	Autodesk Inc.	4,547,981	1,087,832
	Global Payments Inc.	6,204,769	1,052,453
	Lam Research Corp.	3,011,522	974,107
	Analog Devices Inc.	7,643,179	937,359

8

500 Index Fund

			Market
			Value•
		Shares	($000)
	Cognizant Technology Solutions Corp. Class A	11,214,323	637,198
	KLA Corp.	3,216,852	625,613
*	Synopsys Inc.	3,129,646	610,281
	Amphenol Corp. Class A	6,137,745	588,057
	TE Connectivity Ltd.	6,842,834	558,033
*	Cadence Design Systems Inc.	5,793,931	555,986
^	Microchip Technology Inc.	5,089,432	535,968
*	ANSYS Inc.	1,783,247	520,227
	HP Inc.	29,663,809	517,040
	Paychex Inc.	6,624,447	501,802
	Xilinx Inc.	5,044,258	496,305
	Motorola Solutions Inc.	3,527,256	494,274
	Skyworks Solutions Inc.	3,460,896	442,510
*	FleetCor Technologies Inc.	1,738,528	437,292
*	VeriSign Inc.	2,108,871	436,178
	Corning Inc.	15,742,937	407,742
*	Keysight Technologies Inc.	3,881,931	391,221
*	Fortinet Inc.	2,784,040	382,165
*	Akamai Technologies Inc.	3,367,646	360,641
	Citrix Systems Inc.	2,408,220	356,200
	CDW Corp.	2,951,291	342,881
	Maxim Integrated Products Inc.	5,529,607	335,149
*	Paycom Software Inc.	1,000,864	309,998
	Broadridge Financial Solutions Inc.	2,382,799	300,685
	Jack Henry & Associates Inc.	1,589,687	292,550
*	Tyler Technologies Inc.	824,435	285,980
*	Zebra Technologies Corp.	1,100,875	281,769
	Western Digital Corp.	6,218,239	274,535
*	Qorvo Inc.	2,381,347	263,210
	Hewlett Packard Enterprise Co.	26,654,035	259,344
	Leidos Holdings Inc.	2,767,378	259,220
*	Arista Networks Inc.	1,115,606	234,311
	Seagate Technology plc	4,687,625	226,928
*	Gartner Inc.	1,848,783	224,313
	NortonLifeLock Inc.	11,253,155	223,150
	NetApp Inc.	4,584,336	203,407
	Western Union Co.	8,527,891	184,373
*	F5 Networks Inc.	1,263,959	176,297
	Juniper Networks Inc.	6,877,895	157,229
*	IPG Photonics Corp.	736,805	118,176
	FLIR Systems Inc.	2,715,966	110,187
	DXC Technology Co.	5,263,669	86,851
	Xerox Holdings Corp.	3,799,259	58,091
	Alliance Data Systems Corp.	40,000	1,805
			146,031,710
Materials (2.5%)
	Linde plc	10,896,347	2,311,224
	Air Products & Chemicals Inc.	4,582,633	1,106,523
	Newmont Corp.	16,651,232	1,028,047
	Ecolab Inc.	5,130,403	1,020,694
	Sherwin-Williams Co.	1,676,599	968,823
	DuPont de Nemours Inc.	15,222,295	808,760
	Dow Inc.	15,364,527	626,258
	PPG Industries Inc.	4,893,190	518,972
	Ball Corp.	6,762,390	469,918
	Corteva Inc.	15,520,955	415,806
	LyondellBasell Industries NV Class A	5,332,349	350,442
	Freeport-McMoRan Inc.	30,131,780	348,625
	Amcor plc	32,657,074	333,429
	Vulcan Materials Co.	2,746,507	318,183
	International Paper Co.	8,157,438	287,223
	FMC Corp.	2,686,702	267,649
	Martin Marietta Materials Inc.	1,290,588	266,597
	Nucor Corp.	6,250,893	258,849
	Celanese Corp. Class A	2,453,810	211,862
	Avery Dennison Corp.	1,728,790	197,238
	Packaging Corp. of America	1,968,547	196,461
	Eastman Chemical Co.	2,816,048	196,110
^	International Flavors & Fragrances Inc.	1,508,696	184,755
^	Albemarle Corp.	2,206,183	170,339
	Westrock Co.	5,379,753	152,032
	CF Industries Holdings Inc.	4,437,132	124,861
	Sealed Air Corp.	3,230,183	106,111
	Mosaic Co.	7,231,415	90,465
			13,336,256
Real Estate (2.8%)
	American Tower Corp.	9,197,066	2,377,809
	Crown Castle International Corp.	8,646,127	1,446,929
	Prologis Inc.	15,323,021	1,430,098
	Equinix Inc.	1,836,414	1,289,714
	Digital Realty Trust Inc.	5,565,617	790,930
	SBA Communications Corp. Class A	2,315,711	689,897

9

500 Index Fund

			Market
			Value•
		Shares	($000)
	Public Storage	3,118,612	598,430
	AvalonBay Communities Inc.	2,918,882	451,376
	Simon Property Group Inc.	6,342,197	433,679
	Equity Residential	7,254,739	426,724
	Alexandria Real Estate Equities Inc.	2,618,559	424,861
	Realty Income Corp.	7,122,084	423,764
	Welltower Inc.	8,011,402	414,590
	Weyerhaeuser Co.	15,486,112	347,818
*	CBRE Group Inc. Class A	6,952,240	314,380
	Essex Property Trust Inc.	1,357,645	311,132
	Healthpeak Properties Inc.	11,161,105	307,600
	Ventas Inc.	7,741,914	283,509
	Mid-America Apartment Communities Inc.	2,373,629	272,184
	Boston Properties Inc.	2,998,296	270,986
	Duke Realty Corp.	7,646,094	270,595
	Extra Space Storage Inc.	2,679,182	247,476
	UDR Inc.	6,119,625	228,752
	Regency Centers Corp.	3,519,500	161,510
	Host Hotels & Resorts Inc.	14,632,489	157,885
^	Iron Mountain Inc.	5,973,499	155,908
	Vornado Realty Trust	3,290,792	125,741
	Federal Realty Investment Trust	1,459,151	124,334
	Apartment Investment and Management Co.	3,082,685	116,032
	Kimco Realty Corp.	8,973,214	115,216
	SL Green Realty Corp.	1,589,574	78,350
			15,088,209
Utilities (3.1%)
	NextEra Energy Inc.	10,154,622	2,438,836
	Dominion Energy Inc.	17,411,941	1,413,501
	Duke Energy Corp.	15,244,596	1,217,891
	Southern Co.	21,906,544	1,135,854
	American Electric Power Co. Inc.	10,281,117	818,788
	Exelon Corp.	20,213,072	733,532
	Sempra Energy	6,068,996	711,468
	Xcel Energy Inc.	10,891,853	680,741
	Eversource Energy	6,980,162	581,238
	WEC Energy Group Inc.	6,543,047	573,498
	Public Service Enterprise Group Inc.	10,487,652	515,573
	Consolidated Edison Inc.	6,929,499	498,439
	American Water Works Co. Inc.	3,756,984	483,374
	FirstEnergy Corp.	11,243,100	436,008
	DTE Energy Co.	3,997,027	429,681
	Edison International	7,839,279	425,751
	PPL Corp.	15,952,591	412,215
	Entergy Corp.	4,153,491	389,639
	Ameren Corp.	5,123,598	360,496
	CMS Energy Corp.	5,939,484	346,985
	Evergy Inc.	4,703,323	278,860
	Atmos Energy Corp.	2,537,860	252,720
	Alliant Energy Corp.	5,176,963	247,666
	CenterPoint Energy Inc.	11,294,012	210,859
	AES Corp.	13,797,590	199,927
	NiSource Inc.	7,942,453	180,611
	Pinnacle West Capital Corp.	2,334,438	171,091
	NRG Energy Inc.	5,066,274	164,958
			16,310,200
Total Common Stocks
(Cost $350,934,690)		531,159,799
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1,2]	Vanguard Market Liquidity Fund, 0.227%	31,842,674	3,184,267

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[3]	United States Cash Management Bill, 0.100%–0.103%, 7/14/20	114,000	113,995
[3]	United States Cash Management Bill, 0.210%, 9/15/20	46,000	45,986
[3]	United States Cash Management Bill, 0.135%, 10/20/20	17,000	16,992
[3]	United States Cash Management Bill, 0.165%, 11/3/20	5,500	5,497
[3]	United States Treasury Bill, 0.087%, 9/24/20	7,250	7,248
			189,718
Total Temporary Cash Investments
(Cost $3,372,782)			3,373,985
Total Investments (100.2%)
(Cost $354,307,472)		534,533,784

10

500 Index Fund

Market
Value•
($000)
Other Assets and Liabilities—Net (-0.2%)	(909,768)
Net Assets (100%)	533,624,016

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $613,493,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $645,008,000 was received for securities on loan, of which $641,408,000 is held in Vanguard Market Liquidity Fund and $3,600,000 is held in cash.
3	Securities with a value of $139,827,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	11,031	1,704,400	22,439

11

500 Index Fund

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
Termination			Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Bank of America Corp.	2/2/21	GSI	50,300	(0.594)	—	(2,451)
International Flavors & Fragrances Inc.	2/2/21	GSI	90,157	(0.194)	—	(2,930)
JPMorgan Chase & Co.	9/2/21	BOANA	418,433	(0.632)	—	(14,181)
Kroger Co.	2/2/21	GSI	32,080	(0.194)	1,768	—
Netflix Inc.	9/2/20	BOANA	41,973	(0.182)	3,525	—
Raymond James Financial Inc.	9/2/20	BOANA	21,477	(0.583)	—	(34)
Visa Inc. Class A	9/2/20	BOANA	48,810	(0.083)	—	(446)
Welltower Inc.	2/2/21	GSI	36,478	(0.194)	—	(2,843)
					5,293	(22,885)

1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating Interest payment received/paid monthly.

BOANA—Bank of America, N. A.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

12

500 Index Fund

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $351,124,404)	531,349,517
Affiliated Issuers (Cost $3,183,068)	3,184,267
Total Investments in Securities	534,533,784
Investment in Vanguard	23,593
Cash	32,846
Cash Collateral Pledged—Over-the-Counter Swap Contracts	24,810
Receivables for Investment Securities Sold	6,807
Receivables for Accrued Income	415,790
Receivables for Capital Shares Issued	1,428,527
Variation Margin Receivable—Futures Contracts	23,342
Unrealized Appreciation—Over-the-Counter Swap Contracts	5,293
Total Assets	536,494,792
Liabilities
Payables for Investment Securities Purchased	184,299
Collateral for Securities on Loan	645,008
Payables for Capital Shares Redeemed	1,263,128
Payables for Distributions	746,256
Payables to Vanguard	9,200
Unrealized Depreciation—Over-the-Counter Swap Contracts	22,885
Total Liabilities	2,870,776
Net Assets	533,624,016

13

500 Index Fund

Statement of Assets and Liabilities (continued)

At June 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	346,797,736
Total Distributable Earnings (Loss)	186,826,280
Net Assets	533,624,016

Investor Shares—Net Assets
Applicable to 14,553,464 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,164,014
Net Asset Value Per Share—Investor Shares	$286.12

ETF Shares—Net Assets
Applicable to 520,363,819 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	147,733,916
Net Asset Value Per Share—ETF Shares	$283.91

Admiral Shares—Net Assets
Applicable to 1,060,509,872 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	303,398,788
Net Asset Value Per Share—Admiral Shares	$286.09

Institutional Select Shares—Net Assets
Applicable to 516,697,252 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	78,327,298
Net Asset Value Per Share—Institutional Select Shares	$151.59

See accompanying Notes, which are an integral part of the Financial Statements.

14

500 Index Fund

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends	5,039,543
Interest[1]	12,826
Securities Lending—Net	8,381
Total Income	5,060,750
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,617
Management and Administrative—Investor Shares	2,551
Management and Administrative—ETF Shares	13,549
Management and Administrative—Admiral Shares	47,394
Management and Administrative—Institutional Select Shares	2,759
Marketing and Distribution—Investor Shares	260
Marketing and Distribution—ETF Shares	3,811
Marketing and Distribution—Admiral Shares	6,689
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	937
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—ETF Shares	735
Shareholders’ Reports—Admiral Shares	850
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	179
Total Expenses	85,336
Net Investment Income	4,975,414
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	9,813,615
Futures Contracts	(304,802)
Swap Contracts	(22,830)
Realized Net Gain (Loss)	9,485,983
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(31,446,382)
Futures Contracts	(19)
Swap Contracts	(25,379)
Change in Unrealized Appreciation (Depreciation)	(31,471,780)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,010,383)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,162,000, ($553,000), and $1,109,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $13,158,315,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

15

500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,975,414	9,418,480
Realized Net Gain (Loss)	9,485,983	14,339,484
Change in Unrealized Appreciation (Depreciation)	(31,471,780)	103,674,742
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,010,383)	127,432,706
Distributions[1]
Investor Shares	(36,276)	(286,989)
ETF Shares	(1,324,815)	(2,410,313)
Admiral Shares	(2,776,022)	(5,781,068)
Institutional Select Shares	(720,808)	(1,456,288)
Total Distributions	(4,857,921)	(9,934,658)
Capital Share Transactions
Investor Shares	(363,216)	(23,241,118)
ETF Shares	22,300,359	12,478,774
Admiral Shares	(3,151,426)	21,177,087
Institutional Select Shares	401,066	7,685,397
Net Increase (Decrease) from Capital Share Transactions	19,186,783	18,100,140
Total Increase (Decrease)	(2,681,521)	135,598,188
Net Assets
Beginning of Period	536,305,537	400,707,349
End of Period	533,624,016	536,305,537

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

16

500 Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended			Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$298.16	$231.44	$246.82	$206.57	$188.48	$189.89
Investment Operations
Net Investment Income	2.566[1]	4.801[1]	4.896[1]	4.221[1]	3.997	3.775
Net Realized and Unrealized Gain (Loss) on Investments	(12.138)	67.211	(15.776)	40.205	18.069	(1.438)
Total from Investment Operations	(9.572)	72.012	(10.880)	44.426	22.066	2.337
Distributions
Dividends from Net Investment Income	(2.468)	(5.292)	(4.500)	(4.176)	(3.976)	(3.747)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.468)	(5.292)	(4.500)	(4.176)	(3.976)	(3.747)
Net Asset Value, End of Period	$286.12	$298.16	$231.44	$246.82	$206.57	$188.48

Total Return[2]	-3.15%	31.33%	-4.52%	21.67%	11.82%	1.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,164	$4,723	$23,162	$27,656	$26,652	$26,092
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.82%	1.95%	1.87%	2.05%	2.00%
Portfolio Turnover Rate[3]	2%	4%	4%	3%	4%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$295.87	$229.68	$244.94	$205.00	$187.05	$188.45
Investment Operations
Net Investment Income	2.690[1]	5.298[1]	5.196[1]	4.434[1]	4.155	3.958
Net Realized and Unrealized Gain (Loss) on Investments	(12.039)	66.463	(15.719)	39.874	17.933	(1.427)
Total from Investment Operations	(9.349)	71.761	(10.523)	44.308	22.088	2.531
Distributions
Dividends from Net Investment Income	(2.611)	(5.571)	(4.737)	(4.368)	(4.138)	(3.931)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.611)	(5.571)	(4.737)	(4.368)	(4.138)	(3.931)
Net Asset Value, End of Period	$283.91	$295.87	$229.68	$244.94	$205.00	$187.05

Total Return	-3.12%	31.46%	-4.42%	21.78%	11.93%	1.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$147,734	$130,728	$90,639	$83,640	$56,648	$40,440
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.96%	1.98%	2.06%	1.97%	2.15%	2.11%
Portfolio Turnover Rate[2]	2%	4%	4%	3%	4%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$298.14	$231.44	$246.82	$206.57	$188.48	$189.89
Investment Operations
Net Investment Income	2.702 [1]	5.319 [1]	5.181 [1]	4.458 [1]	4.185	3.990
Net Realized and Unrealized Gain (Loss) on Investments	(12.138)	66.962	(15.808)	40.193	18.074	(1.439)
Total from Investment Operations	(9.436)	72.281	(10.627)	44.651	22.259	2.551
Distributions
Dividends from Net Investment Income	(2.614)	(5.581)	(4.753)	(4.401)	(4.169)	(3.961)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.614)	(5.581)	(4.753)	(4.401)	(4.169)	(3.961)
Net Asset Value, End of Period	$286.09	$298.14	$231.44	$246.82	$206.57	$188.48

Total Return[2]	-3.10%	31.46%	-4.43%	21.79%	11.93%	1.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$303,399	$319,624	$230,375	$235,232	$181,513	$152,740
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.95%	1.97%	2.05%	1.97%	2.15%	2.11%
Portfolio Turnover Rate[3]	2%	4%	4%	3%	4%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Financial Highlights

Institutional Select Shares

	Six Months				June 24,
	Ended	Year Ended December 31,			2016[1] to
	June 30,				Dec. 31,
For a Share Outstanding Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$157.98	$122.64	$130.79	$109.45	$99.57
Investment Operations
Net Investment Income	1.454 [2]	2.857 [2]	2.808 [2]	2.423 [2]	1.200
Net Realized and Unrealized Gain (Loss) on Investments	(6.436)	35.484	(8.400)	21.283	9.859
Total from Investment Operations	(4.982)	38.341	(5.592)	23.706	11.059
Distributions
Dividends from Net Investment Income	(1.408)	(3.001)	(2.558)	(2.366)	(1.179)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.408)	(3.001)	(2.558)	(2.366)	(1.179)
Net Asset Value, End of Period	$151.59	$157.98	$122.64	$130.79	$109.45

Total Return	-3.08%	31.49%	-4.40%	21.83%	11.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$78,327	$81,230	$56,531	$44,907	$17,753
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	1.98%	2.00%	2.08%	2.00%	2.26%[3]
Portfolio Turnover Rate[4]	2%	4%	4%	3%	4%[5]

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

21

500 Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

22

500 Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

23

500 Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $23,593,000, representing less than 0.01% of the fund’s net assets and 9.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

24

500 Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	531,159,799	—	—	531,159,799
Temporary Cash Investments	3,184,267	189,718	—	3,373,985
Total	534,344,066	189,718	—	534,533,784
Derivative Financial Instruments
Assets
Futures Contracts[1]	23,342	—	—	23,342
Swap Contracts	—	5,293	—	5,293
Total	23,342	5,293	—	28,635
Liabilities
Swap Contracts	—	22,885	—	22,885

1 Represents variation margin on the last day of the reporting period.

D. As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	354,307,472
Gross Unrealized Appreciation	210,814,899
Gross Unrealized Depreciation	(30,583,740)
Net Unrealized Appreciation (Depreciation)	180,231,159

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $3,054,001,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended June 30, 2020, the fund purchased $46,382,242,000 of investment securities and sold $27,848,583,000 of investment securities, other than temporary cash investments. Purchases and sales include $35,203,636,000 and $18,550,937,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

25

500 Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2020	December 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	117,535	435	1,757,661	6,462
Issued in Lieu of Cash Distributions	36,272	136	270,808	1,013
Redeemed[1]	(517,023)	(1,859)	(25,269,587)	(91,711)
Net Increase (Decrease)—Investor Shares	(363,216)	(1,288)	(23,241,118)	(84,236)
ETF Shares
Issued	40,524,072	149,326	34,750,215	129,730
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(18,223,713)	(70,800)	(22,271,441)	(82,525)
Net Increase (Decrease)—ETF Shares	22,300,359	78,526	12,478,774	47,205
Admiral Shares
Issued[1]	25,360,312	95,317	52,184,098	192,239
Issued in Lieu of Cash Distributions	2,438,502	9,168	5,091,925	18,508
Redeemed	(30,950,240)	(116,019)	(36,098,936)	(134,111)
Net Increase (Decrease)—Admiral Shares	(3,151,426)	(11,534)	21,177,087	76,636
Institutional Select Shares
Issued	3,184,858	21,510	10,055,398	69,422
Issued in Lieu of Cash Distributions	720,808	5,114	1,456,288	9,987
Redeemed	(3,504,600)	(24,095)	(3,826,289)	(26,203)
Net Increase (Decrease)—Institutional Select Shares	401,066	2,529	7,685,397	53,206

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 79,415,000 and 79,414,000 shares, respectively, in the amount of $21,905,116,000 from the conversion during the year ended December 31, 2019.

G. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

26

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

27

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

28

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard 500 Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

29

Connect with Vanguard® > vanguard.com

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q402 082020

Semiannual Report  |  June 30, 2020
Vanguard U.S. Stock Index Funds
Small-Capitalization Portfolios
Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2020
	Beginning Account Value 12/31/2019	Ending Account Value 6/30/2020	Expenses Paid During Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$885.30	$0.80
ETF Shares	1,000.00	885.60	0.23
AdmiralTM Shares	1,000.00	885.80	0.23
Institutional Shares	1,000.00	885.80	0.19
Institutional Plus Shares	1,000.00	885.90	0.14
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,006.70	$0.95
ETF Shares	1,000.00	1,007.30	0.35
Admiral Shares	1,000.00	1,007.30	0.35
Institutional Shares	1,000.00	1,007.40	0.30
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$786.10	$0.84
ETF Shares	1,000.00	786.50	0.31
Admiral Shares	1,000.00	786.60	0.31
Institutional Shares	1,000.00	786.80	0.27
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.02	$0.86
ETF Shares	1,000.00	1,024.61	0.25
Admiral Shares	1,000.00	1,024.61	0.25
Institutional Shares	1,000.00	1,024.66	0.20
Institutional Plus Shares	1,000.00	1,024.71	0.15
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.92	$0.96
ETF Shares	1,000.00	1,024.51	0.35
Admiral Shares	1,000.00	1,024.51	0.35
Institutional Shares	1,000.00	1,024.56	0.30
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.92	$0.96
ETF Shares	1,000.00	1,024.51	0.35
Admiral Shares	1,000.00	1,024.51	0.35
Institutional Shares	1,000.00	1,024.56	0.30
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Small-Cap Index Fund
Fund Allocation
As of June 30, 2020
Basic Materials	3.6%
Consumer Goods	6.9
Consumer Services	11.2
Financials	21.9
Health Care	15.5
Industrials	20.1
Oil & Gas	2.2
Other	0.0
Technology	14.7
Telecommunications	0.6
Utilities	3.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Small-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of June 30, 2020
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Basic Materials
	RPM International Inc.	3,242,697	243,397	0.3%
†	Basic Materials—Other*,1		2,838,132	3.2%
			3,081,529	3.5%
Consumer Goods
	Pool Corp.	950,055	258,291	0.3%
	Zynga Inc. Class A*	21,555,208	205,637	0.2%
†	Consumer Goods—Other*,1		5,557,842	6.4%
			6,021,770	6.9%
Consumer Services
	Etsy Inc.*	2,971,639	315,677	0.4%
	Peloton Interactive Inc. Class A*	4,901,384	283,153	0.3%
	Cable One Inc.	134,728	239,122	0.3%
	Trade Desk Inc. Class A*	511,993	208,125	0.2%
†	Consumer Services—Other*,1		8,670,768	10.0%
			9,716,845	11.2%
Financials
	Equity LifeStyle Properties Inc.	4,332,834	270,715	0.3%
	Apollo Global Management Inc. Class A	5,157,132	257,444	0.3%
	Medical Properties Trust Inc.	13,228,909	248,703	0.3%
	Brown & Brown Inc.	6,033,330	245,919	0.3%
	RenaissanceRe Holdings Ltd.	1,240,372	212,141	0.2%
	CyrusOne Inc.	2,884,327	209,835	0.2%
†	Financials—Other*,1,2		17,492,157	20.1%
			18,936,914	21.7%
Health Care
	Teladoc Health Inc.*	1,864,124	355,749	0.4%
	STERIS plc	2,123,395	325,814	0.4%
	Insulet Corp.*	1,638,719	318,338	0.4%
4

Small-Cap Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Catalent Inc.*	4,072,014	298,479	0.4%
	Sarepta Therapeutics Inc.*	1,855,068	297,442	0.3%
	Neurocrine Biosciences Inc.*	2,325,343	283,692	0.3%
	Masimo Corp.*	1,219,327	277,994	0.3%
	PerkinElmer Inc.	2,789,101	273,583	0.3%
	Horizon Therapeutics plc*	4,776,118	265,457	0.3%
	Molina Healthcare Inc.*	1,482,597	263,873	0.3%
	Bio-Techne Corp.	956,973	252,708	0.3%
	Bio-Rad Laboratories Inc. Class A*	522,783	236,031	0.3%
	Charles River Laboratories International Inc.*	1,239,192	216,053	0.3%
	West Pharmaceutical Services Inc.	921,550	209,348	0.2%
†	Health Care—Other*,1,2		9,550,707	10.9%
			13,425,268	15.4%
Industrials
	Zebra Technologies Corp. Class A*	1,329,219	340,214	0.4%
	IDEX Corp.	1,887,759	298,341	0.3%
	Fair Isaac Corp.*	689,954	288,428	0.3%
	Teledyne Technologies Inc.*	917,892	285,419	0.3%
	Booz Allen Hamilton Holding Corp. Class A	3,454,424	268,720	0.3%
	Nordson Corp.	1,303,778	247,340	0.3%
	Allegion plc	2,308,835	236,009	0.3%
	Lennox International Inc.	909,840	211,984	0.2%
†	Industrials—Other*,1,3		15,178,510	17.5%
			17,354,965	19.9%
†Oil & Gas*,1			1,948,999	2.2%
†Other*,2,4			2,541	0.0%
Technology
	Coupa Software Inc.*	1,668,493	462,239	0.5%
	Teradyne Inc.	4,150,532	350,761	0.4%
	EPAM Systems Inc.*	1,323,374	333,503	0.4%
	MongoDB Inc. Class A*	1,265,890	286,522	0.3%
	Monolithic Power Systems Inc.	1,064,417	252,267	0.3%
	Avalara Inc.*	1,865,505	248,280	0.3%
	HubSpot Inc.*	1,037,980	232,871	0.3%
	Ceridian HCM Holding Inc.*	2,904,962	230,276	0.3%
	Guidewire Software Inc.*	2,075,478	230,067	0.3%
	Zendesk Inc.*	2,360,305	208,958	0.2%
	Ciena Corp.*	3,844,735	208,231	0.2%
	Alteryx Inc. Class A*	1,260,280	207,039	0.2%
†	Technology—Other*,1		9,462,797	10.9%
			12,713,811	14.6%
†Telecommunications*,1			490,551	0.6%
Utilities
	Atmos Energy Corp.	3,063,042	305,018	0.4%
	Essential Utilities Inc.	6,137,307	259,240	0.3%
	PG&E Corp.*,1	23,865,073	211,683	0.2%
5

Small-Cap Index Fund
				Market Value• ($000)	Percentage of Net Assets
†	Utilities—Other*,1			2,060,919	2.4%
				2,836,860	3.3%
Total Common Stocks (Cost $75,043,210)				86,530,053	99.3%
†Preferred Stocks (Cost $2,977)				2,979	0.0%
		Coupon	Shares
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[5,6]	0.227%	23,850,257	2,385,026	2.7%
†U.S. Government and Agency Obligations[7]				71,025	0.1%
Total Temporary Cash Investments (Cost $2,455,606)				2,456,051	2.8%
Total Investments (Cost $77,501,793)				88,989,083	102.1%
Other Assets and Liabilities—Net				(1,844,966)	(2.1%)
Net Assets				87,144,117	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Includes non-income producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,787,026,000.
2	Certain securities are valued using significant unobservable inputs.
3	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $46,282,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,879,657,000 was received for securities on loan, of which $1,777,918,000 is held in Vanguard Market Liquidity Fund and $101,739,000 is held in cash.
7	Securities with a value of $40,704,000 have been segregated as initial margin for open futures contracts.
6

Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2020	2,925	210,249	6,495
E-mini S&P Mid-Cap 400 Index	September 2020	1,437	255,657	3,769
				10,264

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ollie's Bargain Outlet Holdings Inc.	2/2/21	GSI	46,405	(0.194)	2,417	—
VICI Properties Inc.	2/2/21	GSI	68,490	(0.194)	—	(7,032)
Zendesk Inc.	2/2/21	GSI	40,110	(0.194)	4,152	—
					6,569	(7,032)
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Small-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $75,117,212)	86,604,057
Affiliated Issuers (Cost $2,384,581)	2,385,026
Total Investments in Securities	88,989,083
Investment in Vanguard	3,890
Cash	230,900
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,428
Receivables for Investment Securities Sold	38,377
Receivables for Accrued Income	82,672
Receivables for Capital Shares Issued	43,782
Variation Margin Receivable—Futures Contracts	5,440
Unrealized Appreciation—Over-the-Counter Swap Contracts	6,569
Total Assets	89,402,141
Liabilities
Payables for Investment Securities Purchased	251,847
Collateral for Securities on Loan	1,879,657
Payables for Capital Shares Redeemed	117,359
Payables to Vanguard	2,129
Unrealized Depreciation—Over-the-Counter Swap Contracts	7,032
Total Liabilities	2,258,024
Net Assets	87,144,117
8

Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	78,844,554
Total Distributable Earnings (Loss)	8,299,563
Net Assets	87,144,117

Investor Shares—Net Assets
Applicable to 8,888,883 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	621,215
Net Asset Value Per Share—Investor Shares	$69.89

ETF Shares—Net Assets
Applicable to 183,470,101 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,762,183
Net Asset Value Per Share—ETF Shares	$145.87

Admiral Shares—Net Assets
Applicable to 519,735,581 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,329,147
Net Asset Value Per Share—Admiral Shares	$69.90

Institutional Shares—Net Assets
Applicable to 213,460,804 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,920,224
Net Asset Value Per Share—Institutional Shares	$69.90

Institutional Plus Shares—Net Assets
Applicable to 42,188,223 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,511,348
Net Asset Value Per Share—Institutional Plus Shares	$201.75
See accompanying Notes, which are an integral part of the Financial Statements.
9

Small-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2020
($000)
Investment Income
Income
Dividends	516,960
Interest[1]	3,827
Securities Lending—Net	28,731
Total Income	549,518
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,725
Management and Administrative—Investor Shares	466
Management and Administrative—ETF Shares	4,520
Management and Administrative—Admiral Shares	6,777
Management and Administrative—Institutional Shares	2,279
Management and Administrative—Institutional Plus Shares	937
Marketing and Distribution—Investor Shares	44
Marketing and Distribution—ETF Shares	656
Marketing and Distribution—Admiral Shares	1,091
Marketing and Distribution—Institutional Shares	216
Marketing and Distribution—Institutional Plus Shares	58
Custodian Fees	361
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	537
Shareholders’ Reports—Admiral Shares	219
Shareholders’ Reports—Institutional Shares	86
Shareholders’ Reports—Institutional Plus Shares	24
Trustees’ Fees and Expenses	32
Total Expenses	20,029
Net Investment Income	529,489
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	87,197
Futures Contracts	(182,698)
Swap Contracts	27,052
Realized Net Gain (Loss)	(68,449)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(11,634,528)
Futures Contracts	(2,122)
Swap Contracts	(4,157)
Change in Unrealized Appreciation (Depreciation)	(11,640,807)
10

Small-Cap Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2020
($000)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,179,767)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,666,000, $185,000, and $194,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,872,793,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Small-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	529,489	1,349,681
Realized Net Gain (Loss)	(68,449)	3,514,715
Change in Unrealized Appreciation (Depreciation)	(11,640,807)	16,315,730
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,179,767)	21,180,126
Distributions[1]
Investor Shares	(3,002)	(25,052)
ETF Shares	(141,757)	(376,516)
Admiral Shares	(198,245)	(573,717)
Institutional Shares	(81,651)	(252,735)
Institutional Plus Shares	(46,274)	(127,673)
Total Distributions	(470,929)	(1,355,693)
Capital Share Transactions
Investor Shares	(44,397)	(3,270,489)
ETF Shares	2,619,319	1,083,803
Admiral Shares	(945,239)	2,881,296
Institutional Shares	(375,057)	(806,199)
Institutional Plus Shares	775,510	(895,629)
Net Increase (Decrease) from Capital Share Transactions	2,030,136	(1,007,218)
Total Increase (Decrease)	(9,620,560)	18,817,215
Net Assets
Beginning of Period	96,764,677	77,947,462
End of Period	87,144,117	96,764,677
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Small-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$79.35	$63.21	$70.76	$61.75	$53.03	$55.86
Investment Operations
Net Investment Income	.380[1]	.832[1]	.967[1]	.876[1]	.843	.727
Net Realized and Unrealized Gain (Loss) on Investments	(9.506)	16.319	(7.552)	9.011	8.734	(2.840)
Total from Investment Operations	(9.126)	17.151	(6.585)	9.887	9.577	(2.113)
Distributions
Dividends from Net Investment Income	(.334)	(1.011)	(.965)	(.877)	(.857)	(.717)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.334)	(1.011)	(.965)	(.877)	(.857)	(.717)
Net Asset Value, End of Period	$69.89	$79.35	$63.21	$70.76	$61.75	$53.03
Total Return[2]	-11.47%	27.22%	-9.43%	16.10%	18.17%	-3.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$621	$754	$3,332	$4,345	$4,401	$4,058
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.14%	1.34%	1.36%	1.55%	1.33%
Portfolio Turnover Rate[3]	8%	16%	15%	15%	14%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$165.64	$131.94	$147.71	$128.90	$110.71	$116.61
Investment Operations
Net Investment Income	.888[1]	2.298[1]	2.239[1]	2.037[1]	1.899	1.668
Net Realized and Unrealized Gain (Loss) on Investments	(19.871)	33.707	(15.808)	18.768	18.221	(5.931)
Total from Investment Operations	(18.983)	36.005	(13.569)	20.805	20.120	(4.263)
Distributions
Dividends from Net Investment Income	(.787)	(2.305)	(2.201)	(1.995)	(1.930)	(1.637)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.787)	(2.305)	(2.201)	(1.995)	(1.930)	(1.637)
Net Asset Value, End of Period	$145.87	$165.64	$131.94	$147.71	$128.90	$110.71
Total Return	-11.44%	27.37%	-9.30%	16.24%	18.31%	-3.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,762	$27,442	$20,914	$21,605	$16,153	$11,478
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.49%	1.46%	1.48%	1.67%	1.45%
Portfolio Turnover Rate[2]	8%	16%	15%	15%	14%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$79.37	$63.23	$70.78	$61.77	$53.05	$55.87
Investment Operations
Net Investment Income	.422[1]	1.108[1]	1.067[1]	.970[1]	.910	.797
Net Realized and Unrealized Gain (Loss) on Investments	(9.515)	16.136	(7.563)	8.997	8.733	(2.833)
Total from Investment Operations	(9.093)	17.244	(6.496)	9.967	9.643	(2.036)
Distributions
Dividends from Net Investment Income	(.377)	(1.104)	(1.054)	(.957)	(.923)	(.784)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.377)	(1.104)	(1.054)	(.957)	(.923)	(.784)
Net Asset Value, End of Period	$69.90	$79.37	$63.23	$70.78	$61.77	$53.05
Total Return[2]	-11.42%	27.37%	-9.31%	16.24%	18.30%	-3.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,329	$42,386	$31,382	$33,801	$27,778	$21,441
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.50%	1.46%	1.48%	1.67%	1.45%
Portfolio Turnover Rate[3]	8%	16%	15%	15%	14%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$79.37	$63.22	$70.78	$61.77	$53.05	$55.87
Investment Operations
Net Investment Income	.425[1]	1.101[1]	1.076[1]	.975[1]	.915	.803
Net Realized and Unrealized Gain (Loss) on Investments	(9.515)	16.161	(7.575)	8.998	8.734	(2.834)
Total from Investment Operations	(9.090)	17.262	(6.499)	9.973	9.649	(2.031)
Distributions
Dividends from Net Investment Income	(.380)	(1.112)	(1.061)	(.963)	(.929)	(.789)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.380)	(1.112)	(1.061)	(.963)	(.929)	(.789)
Net Asset Value, End of Period	$69.90	$79.37	$63.22	$70.78	$61.77	$53.05
Total Return	-11.42%	27.40%	-9.32%	16.25%	18.32%	-3.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,920	$17,337	$14,454	$15,352	$13,030	$10,036
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.49%	1.47%	1.49%	1.68%	1.46%
Portfolio Turnover Rate[2]	8%	16%	15%	15%	14%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Small-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$229.09	$182.49	$204.30	$178.28	$153.11	$161.27
Investment Operations
Net Investment Income	1.246[1]	3.186[1]	3.102[1]	2.835[1]	2.660	2.353
Net Realized and Unrealized Gain (Loss) on Investments	(27.478)	46.645	(21.825)	25.980	25.213	(8.203)
Total from Investment Operations	(26.232)	49.831	(18.723)	28.815	27.873	(5.850)
Distributions
Dividends from Net Investment Income	(1.108)	(3.231)	(3.087)	(2.795)	(2.703)	(2.310)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.108)	(3.231)	(3.087)	(2.795)	(2.703)	(2.310)
Net Asset Value, End of Period	$201.75	$229.09	$182.49	$204.30	$178.28	$153.11
Total Return	-11.41%	27.40%	-9.30%	16.27%	18.33%	-3.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,511	$8,846	$7,866	$9,531	$8,080	$6,925
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.49%	1.48%	1.50%	1.69%	1.48%
Portfolio Turnover Rate[2]	8%	16%	15%	15%	14%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Small-Cap Index Fund
Notes to Financial Statements
Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Small-Cap Index Fund
During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
During the six months ended June 30, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
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Small-Cap Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
20

Small-Cap Index Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $3,890,000, representing less than 0.01% of the fund’s net assets and 1.56% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
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Small-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	86,527,499	—	2,554	86,530,053
Preferred Stocks	2,979	—	—	2,979
Temporary Cash Investments	2,385,026	71,025	—	2,456,051
Total	88,915,504	71,025	2,554	88,989,083

Derivative Financial Instruments
Assets
Futures Contracts[1]	5,440	—	—	5,440
Swap Contracts	—	6,569	—	6,569
Total	5,440	6,569	—	12,009
Liabilities
Swap Contracts	—	7,032	—	7,032
1	Represents variation margin on the last day of the reporting period.
D.	As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	77,633,286
Gross Unrealized Appreciation	24,660,104
Gross Unrealized Depreciation	(13,294,506)
Net Unrealized Appreciation (Depreciation)	11,365,598
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $3,162,458,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2020, the fund purchased $13,892,431,000 of investment securities and sold $11,484,728,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,361,570,000 and $4,913,088,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2020, such purchases and sales were $2,420,870,000 and $841,794,000,
22

Small-Cap Index Fund
respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	29,844	467	137,396	1,894
Issued in Lieu of Cash Distributions	3,002	46	23,964	325
Redeemed[1]	(77,243)	(1,121)	(3,431,849)	(45,436)
Net Increase (Decrease)—Investor Shares	(44,397)	(608)	(3,270,489)	(43,217)
ETF Shares
Issued	7,489,547	51,121	10,788,650	69,540
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,870,228)	(33,325)	(9,704,847)	(62,375)
Net Increase (Decrease)—ETF Shares	2,619,319	17,796	1,083,803	7,165
Admiral Shares
Issued[1]	4,062,528	62,787	8,928,336	119,825
Issued in Lieu of Cash Distributions	176,552	2,718	511,551	6,752
Redeemed	(5,184,319)	(79,788)	(6,558,591)	(88,898)
Net Increase (Decrease)—Admiral Shares	(945,239)	(14,283)	2,881,296	37,679
Institutional Shares
Issued	1,705,059	25,864	2,619,998	35,784
Issued in Lieu of Cash Distributions	76,864	1,183	238,753	3,158
Redeemed	(2,156,980)	(32,014)	(3,664,950)	(49,122)
Net Increase (Decrease)—Institutional Shares	(375,057)	(4,967)	(806,199)	(10,180)
Institutional Plus Shares
Issued	1,334,134	6,442	1,280,843	6,003
Issued in Lieu of Cash Distributions	46,271	247	127,673	585
Redeemed	(604,895)	(3,116)	(2,304,145)	(11,075)
Net Increase (Decrease)—Institutional Plus Shares	775,510	3,573	(895,629)	(4,487)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 39,859,000 and 39,843,000 shares, respectively, in the amount of $2,917,816,000 from the conversion during the year ended December 31, 2019.
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.
23

Small-Cap Growth Index Fund
Fund Allocation
As of June 30, 2020
Basic Materials	1.2%
Consumer Goods	5.5
Consumer Services	12.3
Financials	12.3
Health Care	24.6
Industrials	18.0
Oil & Gas	1.7
Other	0.0
Technology	23.2
Telecommunications	0.6
Utilities	0.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
24

Small-Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of June 30, 2020
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Basic Materials
	Royal Gold Inc.	996,406	123,873	0.5%
†	Basic Materials—Other*		195,236	0.7%
			319,109	1.2%
Consumer Goods
	Pool Corp.	576,391	156,703	0.6%
	Zynga Inc. Class A*	13,078,083	124,765	0.5%
†	Consumer Goods—Other*,1		1,142,991	4.4%
			1,424,459	5.5%
Consumer Services
	Etsy Inc.*	1,803,051	191,538	0.7%
	Cable One Inc.	81,761	145,114	0.6%
	Trade Desk Inc. Class A*	310,663	126,285	0.5%
	Chegg Inc.*	1,784,588	120,031	0.5%
	Bright Horizons Family Solutions Inc.*	916,421	107,405	0.4%
†	Consumer Services—Other*,1		2,465,799	9.5%
			3,156,172	12.2%
Financials
	Equity LifeStyle Properties Inc.	2,628,996	164,260	0.6%
	CyrusOne Inc.	1,750,176	127,325	0.5%
	Zillow Group Inc. Class C*,1	2,019,982	116,371	0.5%
	Americold Realty Trust	3,042,764	110,452	0.4%
†	Financials—Other*,1		2,642,171	10.2%
			3,160,579	12.2%
Health Care
	Teladoc Health Inc.*	1,131,124	215,864	0.8%
	Insulet Corp.*	994,406	193,173	0.8%
	Catalent Inc.*	2,471,087	181,131	0.7%
	Sarepta Therapeutics Inc.*	1,125,605	180,480	0.7%
25

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Neurocrine Biosciences Inc.*	1,410,849	172,124	0.7%
	Masimo Corp.*	739,933	168,697	0.7%
	Horizon Therapeutics plc*	2,898,457	161,096	0.6%
	Bio-Techne Corp.	580,726	153,352	0.6%
	Bio-Rad Laboratories Inc. Class A*	317,273	143,246	0.6%
	West Pharmaceutical Services Inc.	559,194	127,032	0.5%
	Quidel Corp.*	542,362	121,348	0.5%
	Ionis Pharmaceuticals Inc.*	2,010,814	118,558	0.5%
	Immunomedics Inc.*	3,157,169	111,890	0.4%
	Exelixis Inc.*	4,658,918	110,603	0.4%
	Chemed Corp.	241,148	108,775	0.4%
†	Health Care—Other*,1		4,077,197	15.7%
			6,344,566	24.6%
Industrials
	Zebra Technologies Corp. Class A*	806,597	206,448	0.8%
	Fair Isaac Corp.*	418,612	174,997	0.7%
	Teledyne Technologies Inc.*	557,056	173,217	0.7%
	Nordson Corp.	791,131	150,085	0.6%
	Lennox International Inc.	551,993	128,609	0.5%
	Graco Inc.	2,531,127	121,469	0.5%
	Trex Co. Inc.*	878,908	114,320	0.4%
	WEX Inc.*	661,035	109,077	0.4%
	Toro Co.	1,625,333	107,825	0.4%
	Jack Henry & Associates Inc.	581,986	107,103	0.4%
†	Industrials—Other*,1,2		3,240,032	12.6%
			4,633,182	18.0%
†Oil & Gas*,1			429,134	1.7%
†Other*,3,4			1,210	0.0%
Technology
	Coupa Software Inc.*	1,012,440	280,486	1.1%
	Teradyne Inc.	2,518,247	212,817	0.8%
	EPAM Systems Inc.*	803,042	202,375	0.8%
	MongoDB Inc. Class A*	768,131	173,859	0.7%
	Zendesk Inc.*	1,735,417	153,636	0.6%
	Monolithic Power Systems Inc.	645,725	153,037	0.6%
	HubSpot Inc.*	629,677	141,268	0.6%
	Ceridian HCM Holding Inc.*	1,761,355	139,623	0.5%
	Guidewire Software Inc.*	1,259,273	139,590	0.5%
	Ciena Corp.*	2,332,297	126,317	0.5%
	PTC Inc.*	1,581,986	123,063	0.5%
	Entegris Inc.	2,045,008	120,758	0.5%
	Zscaler Inc.*	1,080,840	118,352	0.5%
†	Technology—Other*,1		3,895,191	15.0%
			5,980,372	23.2%
†Telecommunications*,1			159,458	0.6%
†Utilities*			145,579	0.6%
Total Common Stocks (Cost $19,927,395)			25,753,820	99.8%
26

Small-Cap Growth Index Fund
	Coupon	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
Vanguard Market Liquidity Fund[5,6]	0.227%	4,885,806	488,581	1.9%
†U.S. Government and Agency Obligations[7]			5,798	0.0%
Total Temporary Cash Investments (Cost $494,265)			494,379	1.9%
Total Investments (Cost $20,421,660)			26,248,199	101.7%
Other Assets and Liabilities—Net			(444,892)	(1.7%)
Net Assets			25,803,307	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Includes non-income producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $444,758,000.
2	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $14,061,000, representing 0.1% of net assets.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Certain securities are valued using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $464,582,000 was received for securities on loan, of which $464,404,000 is held in Vanguard Market Liquidity Fund and $178,000 is held in cash.
7	Securities with a value of $2,005,000 have been segregated as initial margin for open futures contracts.
27

Small-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2020	310	22,283	614

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alteryx Inc.	2/2/21	GSI	27,159	(0.194)	4,053	—
Penumbra Inc.	2/2/21	GSI	11,213	(0.194)	410	—
					4,463	—
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At June 30, 2020, counterparties had deposited in a segregated account securities with a value of $3,719,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Small-Cap Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $19,933,193)	25,759,618
Affiliated Issuers (Cost $488,467)	488,581
Total Investments in Securities	26,248,199
Investment in Vanguard	1,137
Cash	14,978
Receivables for Investment Securities Sold	13,485
Receivables for Accrued Income	13,223
Receivables for Capital Shares Issued	7,104
Variation Margin Receivable—Futures Contracts	223
Unrealized Appreciation—Over-the-Counter Swap Contracts	4,463
Total Assets	26,302,812
Liabilities
Payables for Investment Securities Purchased	14,524
Collateral for Securities on Loan	464,582
Payables for Capital Shares Redeemed	19,473
Payables to Vanguard	926
Total Liabilities	499,505
Net Assets	25,803,307
29

Small-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	20,830,956
Total Distributable Earnings (Loss)	4,972,351
Net Assets	25,803,307

Investor Shares—Net Assets
Applicable to 2,821,500 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	158,503
Net Asset Value Per Share—Investor Shares	$56.18

ETF Shares—Net Assets
Applicable to 52,271,717 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,439,074
Net Asset Value Per Share—ETF Shares	$199.71

Admiral Shares—Net Assets
Applicable to 175,777,754 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,344,325
Net Asset Value Per Share—Admiral Shares	$70.23

Institutional Shares—Net Assets
Applicable to 50,877,795 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,861,405
Net Asset Value Per Share—Institutional Shares	$56.24
See accompanying Notes, which are an integral part of the Financial Statements.
30

Small-Cap Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2020
($000)
Investment Income
Income
Dividends	62,960
Interest[1]	219
Securities Lending—Net	7,551
Total Income	70,730
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,162
Management and Administrative—Investor Shares	125
Management and Administrative—ETF Shares	2,328
Management and Administrative—Admiral Shares	3,001
Management and Administrative—Institutional Shares	598
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—ETF Shares	210
Marketing and Distribution—Admiral Shares	345
Marketing and Distribution—Institutional Shares	41
Custodian Fees	102
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	214
Shareholders’ Reports—Admiral Shares	70
Shareholders’ Reports—Institutional Shares	33
Trustees’ Fees and Expenses	9
Total Expenses	8,249
Expenses Paid Indirectly	(43)
Net Expenses	8,206
Net Investment Income	62,524
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	900,114
Futures Contracts	(20,588)
Swap Contracts	8,790
Realized Net Gain (Loss)	888,316
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(769,212)
Futures Contracts	(29)
Swap Contracts	4,463
Change in Unrealized Appreciation (Depreciation)	(764,778)
Net Increase (Decrease) in Net Assets Resulting from Operations	186,062

31

Small-Cap Growth Index Fund
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $199,000, $100,000, and $64,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,359,003,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
32

Small-Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,524	153,179
Realized Net Gain (Loss)	888,316	1,874,382
Change in Unrealized Appreciation (Depreciation)	(764,778)	4,483,283
Net Increase (Decrease) in Net Assets Resulting from Operations	186,062	6,510,844
Distributions[1]
Investor Shares	(218)	(3,662)
ETF Shares	(19,116)	(55,954)
Admiral Shares	(23,700)	(70,366)
Institutional Shares	(5,630)	(19,599)
Total Distributions	(48,664)	(149,581)
Capital Share Transactions
Investor Shares	(11,745)	(1,668,248)
ETF Shares	468,439	219,981
Admiral Shares	(362,144)	1,358,659
Institutional Shares	(368,719)	(496,162)
Net Increase (Decrease) from Capital Share Transactions	(274,169)	(585,770)
Total Increase (Decrease)	(136,771)	5,775,493
Net Assets
Beginning of Period	25,940,078	20,164,585
End of Period	25,803,307	25,940,078
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Small-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$55.89	$42.36	$45.24	$37.43	$34.18	$35.40
Investment Operations
Net Investment Income	.103[1]	.178[1]	.274[1]	.315[1]	.355	.292
Net Realized and Unrealized Gain (Loss) on Investments	.261	13.617	(2.879)	7.814	3.257	(1.225)
Total from Investment Operations	.364	13.795	(2.605)	8.129	3.612	(.933)
Distributions
Dividends from Net Investment Income	(.074)	(.265)	(.275)	(.319)	(.362)	(.287)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.074)	(.265)	(.275)	(.319)	(.362)	(.287)
Net Asset Value, End of Period	$56.18	$55.89	$42.36	$45.24	$37.43	$34.18
Total Return[2]	0.67%	32.60%	-5.80%	21.78%	10.61%	-2.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$159	$171	$1,461	$1,816	$1,850	$1,986
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.35%	0.58%	0.78%	1.03%	0.82%
Portfolio Turnover Rate[3]	6%	18%	22%	19%	27%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
34

Small-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$198.68	$150.57	$160.81	$133.07	$121.53	$125.88
Investment Operations
Net Investment Income	.488[1]	1.175[1]	1.214[1]	1.320[1]	1.416	1.202
Net Realized and Unrealized Gain (Loss) on Investments	.920	48.077	(10.263)	27.731	11.563	(4.362)
Total from Investment Operations	1.408	49.252	(9.049)	29.051	12.979	(3.160)
Distributions
Dividends from Net Investment Income	(.378)	(1.142)	(1.191)	(1.311)	(1.439)	(1.190)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.378)	(1.142)	(1.191)	(1.311)	(1.439)	(1.190)
Net Asset Value, End of Period	$199.71	$198.68	$150.57	$160.81	$133.07	$121.53
Total Return	0.73%	32.75%	-5.68%	21.90%	10.74%	-2.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,439	$9,833	$7,286	$6,981	$5,328	$4,422
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.65%	0.64%	0.70%	0.90%	1.15%	0.94%
Portfolio Turnover Rate[2]	6%	18%	22%	19%	27%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Small-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$69.87	$52.95	$56.55	$46.79	$42.73	$44.26
Investment Operations
Net Investment Income	.169[1]	.419[1]	.423[1]	.465[1]	.496	.421
Net Realized and Unrealized Gain (Loss) on Investments	.324	16.902	(3.605)	9.755	4.069	(1.534)
Total from Investment Operations	.493	17.321	(3.182)	10.220	4.565	(1.113)
Distributions
Dividends from Net Investment Income	(.133)	(.401)	(.418)	(.460)	(.505)	(.417)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.133)	(.401)	(.418)	(.460)	(.505)	(.417)
Net Asset Value, End of Period	$70.23	$69.87	$52.95	$56.55	$46.79	$42.73
Total Return[2]	0.73%	32.76%	-5.68%	21.92%	10.73%	-2.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,344	$12,717	$8,560	$8,729	$6,648	$5,933
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.64%	0.65%	0.70%	0.90%	1.15%	0.94%
Portfolio Turnover Rate[3]	6%	18%	22%	19%	27%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Small-Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$55.95	$42.40	$45.29	$37.47	$34.22	$35.45
Investment Operations
Net Investment Income	.138[1]	.327[1]	.335[1]	.375[1]	.401	.341
Net Realized and Unrealized Gain (Loss) on Investments	.261	13.550	(2.886)	7.818	3.257	(1.234)
Total from Investment Operations	.399	13.877	(2.551)	8.193	3.658	(.893)
Distributions
Dividends from Net Investment Income	(.109)	(.327)	(.339)	(.373)	(.408)	(.337)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.109)	(.327)	(.339)	(.373)	(.408)	(.337)
Net Asset Value, End of Period	$56.24	$55.95	$42.40	$45.29	$37.47	$34.22
Total Return	0.74%	32.77%	-5.69%	21.94%	10.74%	-2.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,861	$3,218	$2,858	$3,690	$2,969	$2,793
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.65%	0.64%	0.71%	0.91%	1.16%	0.95%
Portfolio Turnover Rate[2]	6%	18%	22%	19%	27%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
37

Small-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
38

Small-Cap Growth Index Fund
During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
During the six months ended June 30, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
39

Small-Cap Growth Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
40

Small-Cap Growth Index Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $1,137,000, representing less than 0.01% of the fund’s net assets and 0.45% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2020, custodian fee offset arrangements reduced the fund’s expenses by $43,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
41

Small-Cap Growth Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	25,752,610	—	1,210	25,753,820
Temporary Cash Investments	488,581	5,798	—	494,379
Total	26,241,191	5,798	1,210	26,248,199

Derivative Financial Instruments
Assets
Futures Contracts[1]	223	—	—	223
Swap Contracts	—	4,463	—	4,463
Total	223	4,463	—	4,686
1	Represents variation margin on the last day of the reporting period.
E.	As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,436,101
Gross Unrealized Appreciation	8,184,610
Gross Unrealized Depreciation	(2,367,435)
Net Unrealized Appreciation (Depreciation)	5,817,175
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $1,758,188,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2020, the fund purchased $3,565,033,000 of investment securities and sold $3,720,148,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,705,063,000 and $2,287,479,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2020, such purchases and sales were $276,844,000 and $813,769,000,
42

Small-Cap Growth Index Fund
respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	11,494	223	341,286	6,457
Issued in Lieu of Cash Distributions	218	4	3,457	68
Redeemed[1]	(23,457)	(469)	(2,012,991)	(37,953)
Net Increase (Decrease)—Investor Shares	(11,745)	(242)	(1,668,248)	(31,428)
ETF Shares
Issued	2,556,501	13,580	4,498,039	24,355
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,088,062)	(10,800)	(4,278,058)	(23,250)
Net Increase (Decrease)—ETF Shares	468,439	2,780	219,981	1,105
Admiral Shares
Issued[1]	1,268,955	20,142	3,425,464	52,593
Issued in Lieu of Cash Distributions	21,451	350	64,077	968
Redeemed	(1,652,550)	(26,740)	(2,130,882)	(33,212)
Net Increase (Decrease)—Admiral Shares	(362,144)	(6,248)	1,358,659	20,349
Institutional Shares
Issued	250,823	5,017	517,209	10,047
Issued in Lieu of Cash Distributions	5,236	107	18,501	351
Redeemed	(624,778)	(11,764)	(1,031,872)	(20,274)
Net Increase (Decrease)—Institutional Shares	(368,719)	(6,640)	(496,162)	(9,876)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 28,587,000 and 22,871,000 shares, respectively, in the amount of $1,526,396,000 from the conversion during the year ended December 31, 2019.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.
43

Small-Cap Value Index Fund
Fund Allocation
As of June 30, 2020
Basic Materials	5.8%
Consumer Goods	8.3
Consumer Services	10.3
Financials	31.2
Health Care	6.7
Industrials	22.0
Oil & Gas	2.8
Other	0.0
Technology	6.5
Telecommunications	0.5
Utilities	5.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
44

Small-Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of June 30, 2020
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Basic Materials
	RPM International Inc.	1,945,281	146,013	0.6%
	Reliance Steel & Aluminum Co.	954,741	90,634	0.3%
†	Basic Materials—Other*,1		1,297,449	4.9%
			1,534,096	5.8%
Consumer Goods
	Thor Industries Inc.	787,778	83,922	0.3%
	Polaris Inc.	874,407	80,926	0.3%
	Ingredion Inc.	955,971	79,346	0.3%
†	Consumer Goods—Other*,1		1,960,736	7.4%
			2,204,930	8.3%
Consumer Services
	Peloton Interactive Inc. Class A*	2,941,396	169,924	0.6%
	Service Corp. International	2,542,628	98,883	0.4%
	Williams-Sonoma Inc.	1,160,206	95,148	0.4%
	New York Times Co. Class A	2,243,097	94,277	0.4%
†	Consumer Services—Other*,1		2,281,585	8.5%
			2,739,817	10.3%
Financials
	Medical Properties Trust Inc.	7,936,249	149,201	0.6%
	Brown & Brown Inc.	3,618,697	147,498	0.6%
	RenaissanceRe Holdings Ltd.	744,177	127,277	0.5%
	VICI Properties Inc.	6,039,946	121,946	0.5%
	Gaming and Leisure Properties Inc.	3,111,499	107,658	0.4%
	LPL Financial Holdings Inc.	1,184,960	92,901	0.4%
	Assurant Inc.	896,136	92,562	0.3%
	National Retail Properties Inc.	2,583,556	91,665	0.3%
	Commerce Bancshares Inc.	1,508,009	89,681	0.3%
	Apartment Investment & Management Co. Class A	2,236,316	84,175	0.3%
45

Small-Cap Value Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Signature Bank	770,582	82,391	0.3%
	Jones Lang LaSalle Inc.	775,829	80,267	0.3%
†	Financials—Other*,1,2		6,987,503	26.3%
			8,254,725	31.1%
Health Care
	PerkinElmer Inc.	1,673,158	164,120	0.6%
	Molina Healthcare Inc.*	889,538	158,320	0.6%
	STERIS plc	636,909	97,727	0.4%
	Encompass Health Corp.	1,494,986	92,584	0.4%
†	Health Care—Other*,1,2		1,258,211	4.7%
			1,770,962	6.7%
Industrials
	IDEX Corp.	1,132,586	178,994	0.7%
	Booz Allen Hamilton Holding Corp. Class A	2,071,909	161,174	0.6%
	Allegion plc	1,385,267	141,602	0.5%
	Generac Holdings Inc.*	941,583	114,807	0.4%
	AptarGroup Inc.	964,218	107,973	0.4%
	Carlisle Cos. Inc.	825,077	98,737	0.4%
	Howmet Aerospace Inc.	5,897,613	93,477	0.4%
	Owens Corning	1,619,873	90,324	0.3%
	Donaldson Co. Inc.	1,904,799	88,611	0.3%
	Robert Half International Inc.	1,635,230	86,389	0.3%
	AECOM*	2,284,717	85,860	0.3%
	HD Supply Holdings Inc.*	2,433,726	84,329	0.3%
	Arrow Electronics Inc.*	1,185,273	81,416	0.3%
	Quanta Services Inc.	2,067,674	81,115	0.3%
	CoreLogic Inc.	1,192,963	80,191	0.3%
	Knight-Swift Transportation Holdings Inc. Class A	1,913,355	79,806	0.3%
†	Industrials—Other*,1,3		4,179,651	15.8%
			5,834,456	21.9%
†Oil & Gas*,1			745,311	2.8%
†Other*,2,4			257	0.0%
Technology
	Avalara Inc.*	1,119,451	148,988	0.6%
	ON Semiconductor Corp.*	6,160,602	122,103	0.5%
	Nuance Communications Inc.*	4,225,645	106,930	0.4%
	Leidos Holdings Inc.	1,066,554	99,904	0.4%
	CACI International Inc. Class A*	376,804	81,721	0.3%
†	Technology—Other*,1,2		1,150,828	4.2%
			1,710,474	6.4%
†Telecommunications*			136,776	0.5%
Utilities
	Atmos Energy Corp.	1,837,533	182,981	0.7%
	Essential Utilities Inc.	3,681,384	155,502	0.6%
	PG&E Corp.*,1	14,321,422	127,031	0.5%
	UGI Corp.	3,129,902	99,531	0.4%
46

Small-Cap Value Index Fund
				Market Value• ($000)	Percentage of Net Assets
†	Utilities—Other			993,546	3.7%
				1,558,591	5.9%
Total Common Stocks (Cost $27,206,538)				26,490,395	99.7%
†Preferred Stocks (Cost $1,812)				1,813	0.0%
		Coupon	Shares
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[5,6]	0.227%	4,889,620	488,962	1.8%
†U.S. Government and Agency Obligations[7]				5,138	0.0%
Total Temporary Cash Investments (Cost $494,039)				494,100	1.8%
Total Investments (Cost $27,702,389)				26,986,308	101.5%
Other Assets and Liabilities—Net				(405,565)	(1.5%)
Net Assets				26,580,743	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Includes non-income producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $384,902,000.
2	Certain securities are valued using significant unobservable inputs.
3	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $13,952,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $415,898,000 was received for securities on loan, of which $408,466,000 is held in Vanguard Market Liquidity Fund and $7,432,000 is held in cash.
7	Securities with a value of $5,138,000 have been segregated as initial margin for open futures contracts.
47

Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2020	560	40,253	295
E-mini S&P Mid-Cap 400 Index	September 2020	100	17,791	254
				549

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
VICI Properties Inc.	2/2/21	GSI	22,830	(0.194)	—	(2,344)
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
48

Small-Cap Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $27,213,488)	26,497,346
Affiliated Issuers (Cost $488,901)	488,962
Total Investments in Securities	26,986,308
Investment in Vanguard	1,184
Cash	111,779
Cash Collateral Pledged—Over-the-Counter Swap Contracts	2,780
Receivables for Investment Securities Sold	23,222
Receivables for Accrued Income	37,288
Receivables for Capital Shares Issued	13,540
Variation Margin Receivable—Futures Contracts	635
Total Assets	27,176,736
Liabilities
Payables for Investment Securities Purchased	162,793
Collateral for Securities on Loan	415,898
Payables for Capital Shares Redeemed	14,002
Payables to Vanguard	956
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,344
Total Liabilities	595,993
Net Assets	26,580,743
49

Small-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	29,319,054
Total Distributable Earnings (Loss)	(2,738,311)
Net Assets	26,580,743

Investor Shares—Net Assets
Applicable to 7,360,094 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	188,663
Net Asset Value Per Share—Investor Shares	$25.63

ETF Shares—Net Assets
Applicable to 117,838,850 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,597,179
Net Asset Value Per Share—ETF Shares	$106.90

Admiral Shares—Net Assets
Applicable to 238,344,542 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,948,227
Net Asset Value Per Share—Admiral Shares	$45.93

Institutional Shares—Net Assets
Applicable to 110,872,864 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,846,674
Net Asset Value Per Share—Institutional Shares	$25.68
See accompanying Notes, which are an integral part of the Financial Statements.
50

Small-Cap Value Index Fund
Statement of Operations

Six Months Ended June 30, 2020
($000)
Investment Income
Income
Dividends	249,778
Interest[1]	385
Securities Lending—Net	9,295
Total Income	259,458
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,191
Management and Administrative—Investor Shares	165
Management and Administrative—ETF Shares	3,031
Management and Administrative—Admiral Shares	2,931
Management and Administrative—Institutional Shares	647
Marketing and Distribution—Investor Shares	14
Marketing and Distribution—ETF Shares	281
Marketing and Distribution—Admiral Shares	356
Marketing and Distribution—Institutional Shares	51
Custodian Fees	126
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	437
Shareholders’ Reports—Admiral Shares	84
Shareholders’ Reports—Institutional Shares	30
Trustees’ Fees and Expenses	11
Total Expenses	9,356
Net Investment Income	250,102
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(689,600)
Futures Contracts	(17,219)
Swap Contracts	(3,053)
Realized Net Gain (Loss)	(709,872)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(6,384,908)
Futures Contracts	301
Swap Contracts	(3,592)
Change in Unrealized Appreciation (Depreciation)	(6,388,199)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,847,969)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $368,000, $52,000, and $23,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $553,021,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
51

Small-Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	250,102	660,205
Realized Net Gain (Loss)	(709,872)	79,349
Change in Unrealized Appreciation (Depreciation)	(6,388,199)	5,267,109
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,847,969)	6,006,663
Distributions[1]
Investor Shares	(1,457)	(17,224)
ETF Shares	(102,050)	(296,491)
Admiral Shares	(90,765)	(272,117)
Institutional Shares	(23,485)	(75,237)
Total Distributions	(217,757)	(661,069)
Capital Share Transactions
Investor Shares	(11,334)	(1,486,208)
ETF Shares	966,383	877,303
Admiral Shares	111,691	1,629,545
Institutional Shares	(21,912)	(69,319)
Net Increase (Decrease) from Capital Share Transactions	1,044,828	951,321
Total Increase (Decrease)	(6,020,898)	6,296,915
Net Assets
Beginning of Period	32,601,641	26,304,726
End of Period	26,580,743	32,601,641
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
52

Small-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$32.86	$27.35	$31.82	$29.00	$23.69	$25.34
Investment Operations
Net Investment Income	.229[1]	.543[1]	.603[1]	.534[1]	.477	.431
Net Realized and Unrealized Gain (Loss) on Investments	(7.262)	5.608	(4.471)	2.820	5.315	(1.643)
Total from Investment Operations	(7.033)	6.151	(3.868)	3.354	5.792	(1.212)
Distributions
Dividends from Net Investment Income	(.197)	(.641)	(.602)	(.534)	(.482)	(.438)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.197)	(.641)	(.602)	(.534)	(.482)	(.438)
Net Asset Value, End of Period	$25.63	$32.86	$27.35	$31.82	$29.00	$23.69
Total Return[2]	-21.39%	22.61%	-12.34%	11.67%	24.65%	-4.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$189	$255	$1,501	$2,060	$2,357	$1,972
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.97%	1.76%	1.92%	1.82%	1.96%	1.78%
Portfolio Turnover Rate[3]	11%	19%	18%	19%	18%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
53

Small-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$137.05	$114.05	$132.71	$120.95	$98.81	$105.71
Investment Operations
Net Investment Income	1.034[1]	2.840[1]	2.720[1]	2.427[1]	2.119	1.933
Net Realized and Unrealized Gain (Loss) on Investments	(30.292)	22.984	(18.702)	11.709	22.159	(6.870)
Total from Investment Operations	(29.258)	25.824	(15.982)	14.136	24.278	(4.937)
Distributions
Dividends from Net Investment Income	(.892)	(2.824)	(2.678)	(2.376)	(2.138)	(1.963)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.892)	(2.824)	(2.678)	(2.376)	(2.138)	(1.963)
Net Asset Value, End of Period	$106.90	$137.05	$114.05	$132.71	$120.95	$98.81
Total Return	-21.35%	22.76%	-12.22%	11.79%	24.80%	-4.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,597	$14,808	$11,560	$12,650	$10,042	$5,679
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.12%	2.19%	2.04%	1.94%	2.08%	1.90%
Portfolio Turnover Rate[2]	11%	19%	18%	19%	18%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
54

Small-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$58.89	$49.01	$57.02	$51.97	$42.46	$45.42
Investment Operations
Net Investment Income	.442[1]	1.230[1]	1.165[1]	1.039[1]	.911	.830
Net Realized and Unrealized Gain (Loss) on Investments	(13.019)	9.863	(8.024)	5.032	9.518	(2.947)
Total from Investment Operations	(12.577)	11.093	(6.859)	6.071	10.429	(2.117)
Distributions
Dividends from Net Investment Income	(.383)	(1.213)	(1.151)	(1.021)	(.919)	(.843)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.383)	(1.213)	(1.151)	(1.021)	(.919)	(.843)
Net Asset Value, End of Period	$45.93	$58.89	$49.01	$57.02	$51.97	$42.46
Total Return[2]	-21.34%	22.76%	-12.23%	11.80%	24.78%	-4.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,948	$13,907	$10,167	$11,278	$9,469	$6,467
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.10%	2.21%	2.04%	1.94%	2.08%	1.90%
Portfolio Turnover Rate[3]	11%	19%	18%	19%	18%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
55

Small-Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$32.92	$27.39	$31.87	$29.05	$23.73	$25.39
Investment Operations
Net Investment Income	.249[1]	.684[1]	.651[1]	.587[1]	.510	.465
Net Realized and Unrealized Gain (Loss) on Investments	(7.273)	5.527	(4.485)	2.808	5.324	(1.652)
Total from Investment Operations	(7.024)	6.211	(3.834)	3.395	5.834	(1.187)
Distributions
Dividends from Net Investment Income	(.216)	(.681)	(.646)	(.575)	(.514)	(.473)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.216)	(.681)	(.646)	(.575)	(.514)	(.473)
Net Asset Value, End of Period	$25.68	$32.92	$27.39	$31.87	$29.05	$23.73
Total Return	-21.32%	22.81%	-12.23%	11.80%	24.80%	-4.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,847	$3,632	$3,077	$3,649	$2,882	$2,334
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.12%	2.20%	2.05%	1.95%	2.09%	1.91%
Portfolio Turnover Rate[2]	11%	19%	18%	19%	18%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
56

Small-Cap Value Index Fund
Notes to Financial Statements
Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
57

Small-Cap Value Index Fund
During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
During the six months ended June 30, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
58

Small-Cap Value Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
59

Small-Cap Value Index Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $1,184,000, representing less than 0.01% of the fund’s net assets and 0.47% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
60

Small-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	26,490,108	—	287	26,490,395
Preferred Stocks	1,813	—	—	1,813
Temporary Cash Investments	488,962	5,138	—	494,100
Total	26,980,883	5,138	287	26,986,308

Derivative Financial Instruments
Assets
Futures Contracts[1]	635	—	—	635
Liabilities
Swap Contracts	—	2,344	—	2,344
1	Represents variation margin on the last day of the reporting period.
D.	As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	27,789,404
Gross Unrealized Appreciation	4,516,300
Gross Unrealized Depreciation	(5,321,191)
Net Unrealized Appreciation (Depreciation)	(804,891)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $1,339,428,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2020, the fund purchased $5,442,699,000 of investment securities and sold $4,372,302,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,749,879,000 and $1,251,184,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2020, such purchases and sales were $1,996,155,000 and $574,862,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
61

Small-Cap Value Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	10,924	418	301,775	9,608
Issued in Lieu of Cash Distributions	1,457	58	16,430	533
Redeemed[1]	(23,715)	(865)	(1,804,413)	(57,280)
Net Increase (Decrease)—Investor Shares	(11,334)	(389)	(1,486,208)	(47,139)
ETF Shares
Issued	2,110,899	20,036	3,694,906	28,401
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,144,516)	(10,250)	(2,817,603)	(21,700)
Net Increase (Decrease)—ETF Shares	966,383	9,786	877,303	6,701
Admiral Shares
Issued[1]	1,998,700	44,561	3,509,475	62,730
Issued in Lieu of Cash Distributions	79,338	1,773	240,084	4,252
Redeemed	(1,966,347)	(44,150)	(2,120,014)	(38,287)
Net Increase (Decrease)—Admiral Shares	111,691	2,184	1,629,545	28,695
Institutional Shares
Issued	544,083	21,509	867,066	28,137
Issued in Lieu of Cash Distributions	21,148	846	68,539	2,175
Redeemed	(587,143)	(21,819)	(1,004,924)	(32,296)
Net Increase (Decrease)—Institutional Shares	(21,912)	536	(69,319)	(1,984)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 44,669,000 and 24,926,000 shares, respectively, in the amount of $1,357,764,000 from the conversion during the year ended December 31, 2019.
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.
62

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
63

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
64

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q482 082020

Semiannual Report  |  June 30, 2020
Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios
Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2020
	Beginning Account Value 12/31/2019	Ending Account Value 6/30/2020	Expenses Paid During Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$943.80	$0.92
ETF Shares	1,000.00	944.20	0.29
AdmiralTM Shares	1,000.00	944.40	0.29
Institutional Shares	1,000.00	944.40	0.24
Institutional Plus Shares	1,000.00	944.40	0.19
Institutional Select Shares	1,000.00	944.50	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$927.60	$0.81
ETF Shares	1,000.00	928.00	0.19
Admiral Shares	1,000.00	928.20	0.24
Institutional Shares	1,000.00	928.40	0.19
Institutional Plus Shares	1,000.00	928.30	0.14
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,043.40	$0.97
ETF Shares	1,000.00	1,043.90	0.36
Admiral Shares	1,000.00	1,044.00	0.36
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$813.90	$0.86
ETF Shares	1,000.00	814.10	0.32
Admiral Shares	1,000.00	814.40	0.32

Six Months Ended June 30, 2020
	Beginning Account Value 12/31/2019	Ending Account Value 6/30/2020	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.92	$0.96
ETF Shares	1,000.00	1,024.56	0.30
AdmiralTM Shares	1,000.00	1,024.56	0.30
Institutional Shares	1,000.00	1,024.61	0.25
Institutional Plus Shares	1,000.00	1,024.66	0.20
Institutional Select Shares	1,000.00	1,024.76	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,024.02	$0.86
ETF Shares	1,000.00	1,024.66	0.20
Admiral Shares	1,000.00	1,024.61	0.25
Institutional Shares	1,000.00	1,024.66	0.20
Institutional Plus Shares	1,000.00	1,024.71	0.15
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.92	$0.96
ETF Shares	1,000.00	1,024.51	0.35
Admiral Shares	1,000.00	1,024.51	0.35
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.92	$0.96
ETF Shares	1,000.00	1,024.51	0.35
Admiral Shares	1,000.00	1,024.51	0.35
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.19% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for Institutional Shares, 0.04% for Institutional Plus Shares, and 0.02% for Institutional Select Shares; for the Mid-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Extended Market Index Fund
Fund Allocation
As of June 30, 2020
Communication Services	4.7%
Consumer Discretionary	13.6
Consumer Staples	2.7
Energy	1.6
Financials	14.3
Health Care	16.1
Industrials	12.0
Information Technology	21.4
Materials	3.6
Other	0.0
Real Estate	7.7
Utilities	2.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Extended Market Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of June 30, 2020
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Communication Services
	IAC/interactivecorp*	1,040,698	336,562	0.5%
	Snap Inc. Class A*	11,719,579	275,293	0.4%
	Liberty Broadband Corp. Class C*	2,218,603	275,018	0.4%
†	Communication Services—Other*,1,2		2,348,816	3.3%
			3,235,689	4.6%
Consumer Discretionary
	Tesla Inc.*,1	2,052,467	2,216,274	3.2%
	Lululemon Athletica Inc.*	1,632,804	509,451	0.7%
	Burlington Stores Inc.*	939,114	184,940	0.3%
	Etsy Inc.*	1,696,731	180,244	0.3%
	Wayfair Inc. Class A*,1	837,194	165,438	0.3%
†	Consumer Discretionary—Other*,1		6,090,696	8.6%
			9,347,043	13.4%
†Consumer Staples*,1			1,848,026	2.7%
Energy
	Cheniere Energy Inc.*	3,281,602	158,567	0.2%
†	Energy—Other*,1,2		938,704	1.4%
			1,097,271	1.6%
Financials
	Blackstone Group Inc. Class A	9,560,791	541,714	0.8%
	KKR & Co. Inc.	7,979,238	246,399	0.4%
	Markel Corp.*	196,428	181,336	0.3%
	FactSet Research Systems Inc.	539,785	177,303	0.3%
	Arch Capital Group Ltd.*	5,789,956	165,882	0.3%
†	Financials—Other*,1,2		8,520,696	12.1%
			9,833,330	14.2%

Extended Market Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
Health Care
	Veeva Systems Inc. Class A*	1,860,173	436,062	0.6%
	BioMarin Pharmaceutical Inc.*	2,582,904	318,575	0.5%
	Moderna Inc.*,1	4,223,769	271,208	0.4%
	Seattle Genetics Inc.*	1,581,752	268,771	0.4%
	Alnylam Pharmaceuticals Inc.*	1,618,115	239,659	0.4%
	Teladoc Health Inc.*	1,064,466	203,143	0.3%
	Insulet Corp.*	934,477	181,532	0.3%
	Exact Sciences Corp.*	2,033,493	176,792	0.3%
	Catalent Inc.*	2,325,479	170,458	0.3%
	Sarepta Therapeutics Inc.*	1,060,518	170,043	0.3%
	Masimo Corp.*	710,507	161,989	0.3%
	Neurocrine Biosciences Inc.*	1,327,088	161,905	0.3%
†	Health Care—Other*,1,2		8,296,338	11.5%
			11,056,475	15.9%
Industrials
	CoStar Group Inc.*	561,792	399,249	0.6%
	TransUnion	2,703,933	235,350	0.4%
†	Industrials—Other*,1,2,3		7,631,138	10.9%
			8,265,737	11.9%
Information Technology
	Square Inc. Class A*	4,873,897	511,467	0.7%
	NXP Semiconductors NV	3,983,824	454,315	0.7%
	Workday Inc. Class A*	2,195,235	411,299	0.6%
	Splunk Inc.*	2,048,577	407,052	0.6%
	Twilio Inc. Class A*	1,637,592	359,320	0.5%
	Okta Inc. Class A*	1,658,813	332,144	0.5%
	Marvell Technology Group Ltd.	9,468,568	331,968	0.5%
	DocuSign Inc. Class A*	1,857,758	319,925	0.5%
	Palo Alto Networks Inc.*	1,377,147	316,289	0.5%
	RingCentral Inc. Class A*	1,100,307	313,598	0.5%
	Coupa Software Inc.*	952,480	263,875	0.4%
	Trade Desk Inc. Class A*	584,498	237,598	0.3%
	EPAM Systems Inc.*	794,084	200,117	0.3%
	Teradyne Inc.	2,367,380	200,067	0.3%
	SS&C Technologies Holdings Inc.	3,184,093	179,838	0.3%
	VMware Inc. Class A*,1	1,136,022	175,924	0.3%
	Fair Isaac Corp.*	413,892	173,023	0.3%
	GoDaddy Inc. Class A*	2,358,427	172,943	0.3%
†	Information Technology—Other*,1		9,371,676	13.1%
			14,732,438	21.2%
†Materials*,1			2,476,576	3.6%
†Other*,1,2,4			981	0.0%
Real Estate
	Invitation Homes Inc.	7,753,362	213,450	0.3%
	Sun Communities Inc.	1,402,542	190,297	0.3%
	WP Carey Inc.	2,461,846	166,544	0.3%
	Equity LifeStyle Properties Inc.	2,598,408	162,349	0.2%
†	Real Estate—Other*,1		4,553,193	6.5%
			5,285,833	7.6%

Extended Market Index Fund
			Market Value• ($000)	Percentage of Net Assets
†Utilities*,1			1,595,205	2.3%
Total Common Stocks (Cost $56,325,566)			68,774,604	99.0%
†Preferred Stocks (Cost $4,307)			4,311	0.0%
	Coupon	Shares
Temporary Cash Investments
Money Market Fund
Vanguard Market Liquidity Fund[5,6]	0.227%	22,446,236	2,244,623	3.2%
†U.S. Government and Agency Obligations[7]			47,208	0.1%
Total Temporary Cash Investments (Cost $2,291,520)			2,291,831	3.3%
Total Investments (Cost $58,621,393)			71,070,746	102.3%
Other Assets and Liabilities—Net			(1,624,199)	(2.3%)
Net Assets			69,446,547	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Includes non-income producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,581,489,000.
2	Certain securities are valued using significant unobservable inputs.
3	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $18,388,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,696,420,000 was received for securities on loan, of which $1,667,119,000 is held in Vanguard Market Liquidity Fund and $29,301,000 is held in cash.
7	Securities with a value of $36,478,000 have been segregated as initial margin for open futures contracts.

Extended Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2020	3,897	280,116	8,626
E-mini S&P 500 Index	September 2020	382	59,023	388
E-mini S&P Mid-Cap 400 Index	September 2020	378	67,250	1,023
				10,037

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Roku Inc.	2/2/21	GSI	34,934	(0.194)	2,936	—
Seattle Genetics Inc.	9/2/20	BOANA	11,791	(0.183)	952	—
Sirius XM Holdings Inc.	2/2/21	GSI	23,960	(0.194)	—	(482)
Splunk Inc.	9/2/20	BOANA	40,884	(0.183)	2,824	—
Tesla Inc.	9/2/20	BOANA	33,400	(0.183)	9,792	—
Twilio Inc.	9/2/20	BOANA	39,520	(0.183)	4,358	—
Veeva Systems Inc.	9/2/20	BOANA	14,227	(0.183)	1,009	—
Vistra Corp.	9/2/20	BOANA	7,102	(0.190)	—	(585)
Wayfair Inc.	9/2/20	BOANA	22,302	(0.183)	3,384	—
Workday Inc.	9/2/20	BOANA	25,680	(0.183)	546	—
					25,801	(1,067)
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2020, counterparties had deposited in a segregated account securities with a value of $18,210,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $56,377,082)	68,826,123
Affiliated Issuers (Cost $2,244,311)	2,244,623
Total Investments in Securities	71,070,746
Investment in Vanguard	3,062
Cash	10,524
Receivables for Investment Securities Sold	140,481
Receivables for Accrued Income	61,918
Receivables for Capital Shares Issued	162,668
Variation Margin Receivable—Futures Contracts	4,493
Unrealized Appreciation—Over-the-Counter Swap Contracts	25,801
Total Assets	71,479,693
Liabilities
Payables for Investment Securities Purchased	38,898
Collateral for Securities on Loan	1,696,420
Payables for Capital Shares Redeemed	265,758
Payables to Distributions	29,361
Payables to Vanguard	1,642
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,067
Total Liabilities	2,033,146
Net Assets	69,446,547

Extended Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	57,075,563
Total Distributable Earnings (Loss)	12,370,984
Net Assets	69,446,547

Investor Shares—Net Assets
Applicable to 4,008,488 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	360,245
Net Asset Value Per Share—Investor Shares	$89.87

ETF Shares—Net Assets
Applicable to 74,113,321 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,772,671
Net Asset Value Per Share—ETF Shares	$118.37

Admiral Shares—Net Assets
Applicable to 226,441,505 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,335,818
Net Asset Value Per Share—Admiral Shares	$89.81

Institutional Shares—Net Assets
Applicable to 154,292,111 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,855,459
Net Asset Value Per Share—Institutional Shares	$89.80

Institutional Plus Shares—Net Assets
Applicable to 38,829,643 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,605,061
Net Asset Value Per Share—Institutional Plus Shares	$221.61

Institutional Select Shares—Net Assets
Applicable to 121,397,142 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,517,293
Net Asset Value Per Share—Institutional Select Shares	$144.30
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Operations

Six Months Ended June 30, 2020
($000)
Investment Income
Income
Dividends	352,812
Interest[1]	3,339
Securities Lending—Net	37,658
Total Income	393,809
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,549
Management and Administrative—Investor Shares	303
Management and Administrative—ETF Shares	1,718
Management and Administrative—Admiral Shares	4,647
Management and Administrative—Institutional Shares	2,657
Management and Administrative—Institutional Plus Shares	1,259
Management and Administrative—Institutional Select Shares	1,152
Marketing and Distribution—Investor Shares	21
Marketing and Distribution—ETF Shares	226
Marketing and Distribution—Admiral Shares	516
Marketing and Distribution—Institutional Shares	186
Marketing and Distribution—Institutional Plus Shares	55
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	453
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	131
Shareholders’ Reports—Admiral Shares	84
Shareholders’ Reports—Institutional Shares	80
Shareholders’ Reports—Institutional Plus Shares	60
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	23
Total Expenses	15,121
Net Investment Income	378,688
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,133,600
Futures Contracts	(101,202)
Swap Contracts	61,215
Realized Net Gain (Loss)	1,093,613

Extended Market Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(5,527,772)
Futures Contracts	470
Swap Contracts	27,077
Change in Unrealized Appreciation (Depreciation)	(5,500,225)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,027,924)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,181,000, $372,000, and $13,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,000,713,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	378,688	969,922
Realized Net Gain (Loss)	1,093,613	3,506,067
Change in Unrealized Appreciation (Depreciation)	(5,500,225)	12,057,903
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,027,924)	16,533,892
Distributions[1]
Investor Shares	(1,472)	(8,928)
ETF Shares	(40,680)	(101,363)
Admiral Shares	(96,695)	(291,203)
Institutional Shares	(66,311)	(199,592)
Institutional Plus Shares	(42,087)	(129,133)
Institutional Select Shares	(86,279)	(248,571)
Total Distributions	(333,524)	(978,790)
Capital Share Transactions
Investor Shares	(67,814)	(933,720)
ETF Shares	972,547	399,255
Admiral Shares	(648,324)	122,765
Institutional Shares	(216,095)	(740,441)
Institutional Plus Shares	(303,415)	(97,548)
Institutional Select Shares	(472,471)	1,967,463
Net Increase (Decrease) from Capital Share Transactions	(735,572)	717,774
Total Increase (Decrease)	(5,097,020)	16,272,876
Net Assets
Beginning of Period	74,543,567	58,270,691
End of Period	69,446,547	74,543,567
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$95.66	$75.74	$84.80	$72.76	$63.61	$66.63
Investment Operations
Net Investment Income	.423[1]	.962[1]	1.193[1]	.916[1]	.919	.795
Net Realized and Unrealized Gain (Loss) on Investments	(5.847)	20.089	(9.104)	12.074	9.182	(3.050)
Total from Investment Operations	(5.424)	21.051	(7.911)	12.990	10.101	(2.255)
Distributions
Dividends from Net Investment Income	(.366)	(1.131)	(1.149)	(.950)	(.951)	(.765)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.366)	(1.131)	(1.149)	(.950)	(.951)	(.765)
Net Asset Value, End of Period	$89.87	$95.66	$75.74	$84.80	$72.76	$63.61
Total Return[2]	-5.62%	27.87%	-9.47%	17.94%	15.99%	-3.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$360	$455	$1,139	$1,548	$2,021	$2,040
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.21%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.09%	1.38%	1.24%	1.48%	1.20%
Portfolio Turnover Rate[3]	5%	13%	10%	11%	12%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$126.02	$99.77	$111.72	$95.86	$83.80	$87.79
Investment Operations
Net Investment Income	.646[1]	1.636[1]	1.742[1]	1.420[1]	1.324	1.171
Net Realized and Unrealized Gain (Loss) on Investments	(7.734)	26.255	(12.036)	15.835	12.107	(4.033)
Total from Investment Operations	(7.088)	27.891	(10.294)	17.255	13.431	(2.862)
Distributions
Dividends from Net Investment Income	(.562)	(1.641)	(1.656)	(1.395)	(1.371)	(1.128)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.562)	(1.641)	(1.656)	(1.395)	(1.371)	(1.128)
Net Asset Value, End of Period	$118.37	$126.02	$99.77	$111.72	$95.86	$83.80
Total Return	-5.58%	28.04%	-9.37%	18.10%	16.16%	-3.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,773	$8,119	$6,095	$5,711	$4,387	$4,272
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.40%	1.50%	1.37%	1.61%	1.33%
Portfolio Turnover Rate[2]	5%	13%	10%	11%	12%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$95.61	$75.70	$84.76	$72.72	$63.58	$66.61
Investment Operations
Net Investment Income	.480[1]	1.236[1]	1.307[1]	1.071[1]	1.005	.887
Net Realized and Unrealized Gain (Loss) on Investments	(5.854)	19.918	(9.111)	12.026	9.175	(3.061)
Total from Investment Operations	(5.374)	21.154	(7.804)	13.097	10.180	(2.174)
Distributions
Dividends from Net Investment Income	(.426)	(1.244)	(1.256)	(1.057)	(1.040)	(.856)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.426)	(1.244)	(1.256)	(1.057)	(1.040)	(.856)
Net Asset Value, End of Period	$89.81	$95.61	$75.70	$84.76	$72.72	$63.58
Total Return[2]	-5.56%	28.03%	-9.36%	18.11%	16.13%	-3.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,336	$22,391	$17,644	$19,712	$15,830	$13,143
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.39%	1.50%	1.37%	1.61%	1.33%
Portfolio Turnover Rate[3]	5%	13%	10%	11%	12%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$95.60	$75.69	$84.75	$72.72	$63.58	$66.60
Investment Operations
Net Investment Income	.486[1]	1.239[1]	1.319[1]	1.085[1]	1.018	.899
Net Realized and Unrealized Gain (Loss) on Investments	(5.856)	19.925	(9.113)	12.018	9.175	(3.050)
Total from Investment Operations	(5.370)	21.164	(7.794)	13.103	10.193	(2.151)
Distributions
Dividends from Net Investment Income	(.430)	(1.254)	(1.266)	(1.073)	(1.053)	(.869)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.430)	(1.254)	(1.266)	(1.073)	(1.053)	(.869)
Net Asset Value, End of Period	$89.80	$95.60	$75.69	$84.75	$72.72	$63.58
Total Return	-5.56%	28.05%	-9.35%	18.12%	16.15%	-3.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,855	$14,927	$12,443	$13,359	$10,554	$8,621
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.40%	1.51%	1.39%	1.63%	1.35%
Portfolio Turnover Rate[2]	5%	13%	10%	11%	12%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$235.94	$186.80	$209.16	$179.47	$156.89	$164.36
Investment Operations
Net Investment Income	1.207[1]	3.078[1]	3.208[1]	2.611[1]	2.525	2.254
Net Realized and Unrealized Gain (Loss) on Investments	(14.464)	49.178	(22.426)	29.741	22.668	(7.549)
Total from Investment Operations	(13.257)	52.256	(19.218)	32.352	25.193	(5.295)
Distributions
Dividends from Net Investment Income	(1.073)	(3.116)	(3.142)	(2.662)	(2.613)	(2.175)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.073)	(3.116)	(3.142)	(2.662)	(2.613)	(2.175)
Net Asset Value, End of Period	$221.61	$235.94	$186.80	$209.16	$179.47	$156.89
Total Return	-5.56%	28.07%	-9.35%	18.13%	16.18%	-3.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,605	$9,486	$7,559	$10,565	$13,530	$14,526
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.41%	1.52%	1.40%	1.64%	1.37%
Portfolio Turnover Rate[2]	5%	13%	10%	11%	12%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,			June 27, 2016[1] to December 31, 2016
		2019	2018	2017
Net Asset Value, Beginning of Period	$153.63	$121.63	$136.19	$116.85	$98.43
Investment Operations
Net Investment Income	.799[2]	2.059[2]	2.184[2]	1.891[2]	1.050
Net Realized and Unrealized Gain (Loss) on Investments	(9.416)	31.999	(14.655)	19.221	18.428
Total from Investment Operations	(8.617)	34.058	(12.471)	21.112	19.478
Distributions
Dividends from Net Investment Income	(.713)	(2.058)	(2.089)	(1.772)	(1.058)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.713)	(2.058)	(2.089)	(1.772)	(1.058)
Net Asset Value, End of Period	$144.30	$153.63	$121.63	$136.19	$116.85
Total Return	-5.55%	28.09%	-9.32%	18.17%	19.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,517	$19,166	$13,390	$12,250	$5,227
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	1.33%	1.44%	1.55%	1.43%	1.88%[3]
Portfolio Turnover Rate[4]	5%	13%	10%	11%	12%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Notes to Financial Statements
Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Extended Market Index Fund
During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
During the six months ended June 30, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Extended Market Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund

Extended Market Index Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $3,062,000, representing less than 0.01% of the fund’s net assets and 1.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Extended Market Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	68,769,442	92	5,070	68,774,604
Preferred Stocks	4,311	—	—	4,311
Temporary Cash Investments	2,244,623	47,208	—	2,291,831
Total	71,018,376	47,300	5,070	71,070,746

Derivative Financial Instruments
Assets
Futures Contracts[1]	4,493	—	—	4,493
Swap Contracts	—	25,801	—	25,801
Total	4,493	25,801	—	30,294
Liabilities
Swap Contracts	—	1,067	—	1,067
1	Represents variation margin on the last day of the reporting period.
D.	As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	58,698,285
Gross Unrealized Appreciation	23,237,804
Gross Unrealized Depreciation	(10,830,572)
Net Unrealized Appreciation (Depreciation)	12,407,232
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $1,247,223,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2020, the fund purchased $6,875,310,000 of investment securities and sold $7,194,504,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,539,755,000 and $2,973,266,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Extended Market Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	11,688	144	238,416	2,595
Issued in Lieu of Cash Distributions	1,472	18	8,707	97
Redeemed[1]	(80,974)	(911)	(1,180,843)	(12,972)
Net Increase (Decrease)—Investor Shares	(67,814)	(749)	(933,720)	(10,280)
ETF Shares
Issued	3,984,892	36,186	7,615,450	64,286
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,012,345)	(26,500)	(7,216,195)	(60,950)
Net Increase (Decrease)—ETF Shares	972,547	9,686	399,255	3,336
Admiral Shares
Issued[1]	1,723,773	21,687	3,375,088	37,971
Issued in Lieu of Cash Distributions	81,442	1,025	246,482	2,706
Redeemed	(2,453,539)	(30,457)	(3,498,805)	(39,580)
Net Increase (Decrease)—Admiral Shares	(648,324)	(7,745)	122,765	1,097
Institutional Shares
Issued	1,393,468	17,115	2,265,538	25,810
Issued in Lieu of Cash Distributions	62,421	786	189,780	2,085
Redeemed	(1,671,984)	(19,740)	(3,195,759)	(36,156)
Net Increase (Decrease)—Institutional Shares	(216,095)	(1,839)	(740,441)	(8,261)
Institutional Plus Shares
Issued	645,126	3,157	2,145,116	9,842
Issued in Lieu of Cash Distributions	40,411	207	123,576	550
Redeemed	(988,952)	(4,740)	(2,366,240)	(10,652)
Net Increase (Decrease)—Institutional Plus Shares	(303,415)	(1,376)	(97,548)	(260)
Institutional Select Shares
Issued	546,855	4,028	3,238,408	23,556
Issued in Lieu of Cash Distributions	86,279	677	248,571	1,696
Redeemed	(1,105,605)	(8,062)	(1,519,516)	(10,585)
Net Increase (Decrease)—Institutional Select Shares	(472,471)	(3,357)	1,967,463	14,667
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 8,887,000 and 8,891,000 shares, respectively, in the amount of $806,344,000 from the conversion during the year ended December 31, 2019.
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund
Fund Allocation
As of June 30, 2020
Basic Materials	3.6%
Consumer Goods	9.2
Consumer Services	10.8
Financials	20.8
Health Care	10.3
Industrials	15.2
Oil & Gas	2.8
Other	0.0
Technology	20.9
Telecommunications	0.3
Utilities	6.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Mid-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (3.6%)
	Newmont Corp.	9,923,925	612,703
	Fastenal Co.	14,203,786	608,490
	Freeport-McMoRan Inc.	35,893,447	415,287
	International Paper Co.	9,720,678	342,265
	FMC Corp.	3,200,368	318,821
[1]	International Flavors & Fragrances Inc.	2,592,456	317,472
	Nucor Corp.	7,445,367	308,313
	Celanese Corp. Class A	2,922,911	252,364
	Eastman Chemical Co.	3,358,510	233,887
	Albemarle Corp.	2,628,386	202,938
	CF Industries Holdings Inc.	5,286,809	148,771
	Mosaic Co.	4,701,856	58,820
	Westlake Chemical Corp.	790,423	42,406
			3,862,537
Consumer Goods (9.2%)
*	Lululemon Athletica Inc.	2,920,334	911,173
	Clorox Co.	3,114,982	683,334
	McCormick & Co. Inc. (Non-Voting)	3,057,480	548,543
	Aptiv plc	6,628,984	516,531
	DR Horton Inc.	8,540,186	473,553
	Church & Dwight Co. Inc.	6,082,171	470,152
	Lennar Corp. Class A	6,905,345	425,507
	Conagra Brands Inc.	11,440,664	402,368
*	Take-Two Interactive Software Inc.	2,818,434	393,369
	Tiffany & Co.	3,001,255	365,973
	Garmin Ltd.	3,542,852	345,428
	Hormel Foods Corp.	6,201,264	299,335
	Genuine Parts Co.	3,388,011	294,622
	J M Smucker Co.	2,679,332	283,500
*	NVR Inc.	86,475	281,800
	Corteva Inc.	9,264,242	248,189
	Hasbro Inc.	3,217,705	241,167
	Lamb Weston Holdings Inc.	3,610,062	230,791
	Fortune Brands Home & Security Inc.	3,408,519	217,907
		Shares	Market Value• ($000)
	Tyson Foods Inc. Class A	3,639,280	217,301
	PulteGroup Inc.	6,296,592	214,273
	Kellogg Co.	3,177,255	209,890
	Whirlpool Corp.	1,537,122	199,103
	BorgWarner Inc.	5,127,074	180,986
*	LKQ Corp.	6,761,079	177,140
	Lear Corp.	1,481,541	161,518
	Molson Coors Beverage Co. Class B	4,372,827	150,250
*	Mohawk Industries Inc.	1,417,761	144,271
	Campbell Soup Co.	2,850,059	141,449
	Newell Brands Inc.	4,700,225	74,640
	Bunge Ltd.	1,674,818	68,885
	Tapestry Inc.	3,423,346	45,462
	PVH Corp.	878,929	42,233
	Ralph Lauren Corp. Class A	563,408	40,858
*	Under Armour Inc. Class C	4,207,287	37,192
	Coty Inc. Class A	3,312,185	14,806
	Lennar Corp. Class B	212,981	9,816
[1]	Levi Strauss & Co. Class A	683,907	9,164
*	Under Armour Inc. Class A	745,921	7,265
			9,779,744
Consumer Services (10.8%)
*,1	Chipotle Mexican Grill Inc. Class A	689,712	725,825
*	Dollar Tree Inc.	5,867,280	543,779
	Best Buy Co. Inc.	5,748,438	501,666
*	Liberty Broadband Corp. Class C	3,596,021	445,763
*	Copart Inc.	5,218,680	434,559
	Tractor Supply Co.	2,859,600	376,867
*,1	CarMax Inc.	4,023,122	360,271
	Domino's Pizza Inc.	967,347	357,377
	AmerisourceBergen Corp. Class A	3,521,834	354,895
*	AutoZone Inc.	288,850	325,857
	ViacomCBS Inc. Class B	13,351,498	311,357

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	FactSet Research Systems Inc.	936,861	307,731
*,1	Wayfair Inc. Class A	1,506,090	297,618
	Omnicom Group Inc.	5,299,857	289,372
	Expedia Group Inc.	3,349,611	275,338
*	Roku Inc. Class A	2,336,288	272,248
*	Ulta Beauty Inc.	1,323,113	269,148
	Darden Restaurants Inc.	3,180,746	241,005
*,1	United Airlines Holdings Inc.	6,822,971	236,143
	Advance Auto Parts Inc.	1,623,299	231,239
	Delta Air Lines Inc.	7,886,199	221,208
*,1	DraftKings Inc. Class A	6,522,004	216,922
[1]	Royal Caribbean Cruises Ltd.	4,141,118	208,298
*	DISH Network Corp. Class A	6,003,623	207,185
*,1	Carvana Co. Class A	1,709,811	205,519
*	Trade Desk Inc. Class A	505,485	205,480
[1]	Carnival Corp.	11,843,392	194,468
	MGM Resorts International	10,976,521	184,406
	Wynn Resorts Ltd.	2,399,894	178,768
*	Lyft Inc. Class A	5,158,128	170,270
	Interpublic Group of Cos. Inc.	9,627,107	165,201
[1]	American Airlines Group Inc.	12,283,976	160,552
*	Burlington Stores Inc.	812,538	160,013
*	Altice USA Inc. Class A	6,981,204	157,356
*	Discovery Inc. Class C	8,018,355	154,434
	Rollins Inc.	3,637,133	154,178
*	Live Nation Entertainment Inc.	3,459,094	153,342
	News Corp. Class A	12,203,792	144,737
*	Liberty Media Corp.-Liberty SiriusXM Class C	3,793,730	130,694
	Aramark	5,619,741	126,838
	Fox Corp. Class A	4,171,849	111,889
	Vail Resorts Inc.	496,766	90,486
*	Liberty Broadband Corp. Class A	620,128	75,773
*,1	Discovery Inc. Class A	3,432,588	72,428
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,964,400	67,811
	Nielsen Holdings plc	4,419,402	65,672
*,1	Chewy Inc. Class A	1,451,551	64,870
*,1	Warner Music Group Corp. Class A	1,910,793	56,368
	Alaska Air Group Inc.	1,518,031	55,044
	Fox Corp. Class B	2,002,605	53,750
*,1	Norwegian Cruise Line Holdings Ltd.	3,181,094	52,265
	Kohl's Corp.	1,924,741	39,977
		Shares	Market Value• ($000)
	Hyatt Hotels Corp. Class A	442,146	22,236
	News Corp. Class B	356,118	4,256
	ViacomCBS Inc. Class A	149,043	3,815
			11,494,567
Financials (20.7%)
	Digital Realty Trust Inc.	6,635,335	942,947
	SBA Communications Corp. Class A	2,760,197	822,318
*	CoStar Group Inc.	973,278	691,679
	IHS Markit Ltd.	8,876,789	670,198
	MSCI Inc. Class A	1,963,854	655,574
	Willis Towers Watson plc	3,184,010	627,091
	AvalonBay Communities Inc.	3,480,656	538,249
	Alexandria Real Estate Equities Inc.	3,120,773	506,345
	Realty Income Corp.	8,492,864	505,325
	Arthur J Gallagher & Co.	4,689,376	457,167
	Ameriprise Financial Inc.	3,025,446	453,938
	First Republic Bank	4,235,146	448,883
	MarketAxess Holdings Inc.	890,680	446,159
	Weyerhaeuser Co.	18,448,554	414,354
	KKR & Co. Inc.	13,119,488	405,130
	Invitation Homes Inc.	13,803,916	380,022
	Essex Property Trust Inc.	1,617,828	370,758
	Healthpeak Properties Inc.	13,308,343	366,778
	Broadridge Financial Solutions Inc.	2,839,234	358,283
*	CBRE Group Inc. Class A	7,874,433	356,082
	Hartford Financial Services Group Inc.	8,856,823	341,430
	Nasdaq Inc.	2,840,367	339,339
	Sun Communities Inc.	2,430,050	329,709
	Mid-America Apartment Communities Inc.	2,827,090	324,182
	Duke Realty Corp.	9,108,958	322,366
	M&T Bank Corp.	3,012,879	313,249
	Synchrony Financial	13,713,475	303,891
*	Markel Corp.	323,560	298,701
	Extra Space Storage Inc.	3,192,219	294,865
	KeyCorp	24,112,893	293,695
	WP Carey Inc.	4,261,530	288,292
	Principal Financial Group Inc.	6,768,114	281,147
*	SVB Financial Group	1,273,294	274,433
*	Arch Capital Group Ltd.	9,528,889	273,003
	UDR Inc.	7,290,475	272,518
	E*TRADE Financial Corp.	5,466,976	271,873
	Citizens Financial Group Inc.	10,545,955	266,180
	Regions Financial Corp.	23,719,051	263,756
	Cboe Global Markets Inc.	2,714,513	253,210
	Cincinnati Financial Corp.	3,777,888	241,898

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Annaly Capital Management Inc.	35,347,355	231,879
	Huntington Bancshares Inc.	25,065,212	226,464
	Camden Property Trust	2,463,589	224,729
	Western Union Co.	10,160,641	219,673
	Fidelity National Financial Inc.	7,016,953	215,140
	Everest Re Group Ltd.	988,994	203,931
	Loews Corp.	5,913,784	202,784
	Northern Trust Corp.	2,444,767	193,968
	Equitable Holdings Inc.	10,024,317	193,369
	Regency Centers Corp.	4,193,008	192,417
	W R Berkley Corp.	3,313,844	189,850
	Discover Financial Services	3,787,066	189,694
	Host Hotels & Resorts Inc.	17,432,645	188,098
	Iron Mountain Inc.	7,115,793	185,722
	Ally Financial Inc.	9,222,189	182,876
	SEI Investments Co.	3,292,119	181,001
	Raymond James Financial Inc.	2,612,521	179,820
	AGNC Investment Corp.	13,829,699	178,403
	Globe Life Inc.	2,367,695	175,754
	Lincoln National Corp.	4,774,201	175,643
	VEREIT Inc.	26,632,533	171,247
	Fifth Third Bancorp	8,798,132	169,628
	Ventas Inc.	4,611,784	168,884
	Alleghany Corp.	335,998	164,350
	Vornado Realty Trust	4,253,852	162,540
	Federal Realty Investment Trust	1,870,051	159,347
	Boston Properties Inc.	1,729,153	156,281
	Franklin Resources Inc.	6,738,038	141,297
	Interactive Brokers Group Inc. Class A	1,798,052	75,105
	Voya Financial Inc.	1,553,469	72,469
*	Athene Holding Ltd. Class A	2,270,439	70,815
	Zions Bancorp NA	2,016,765	68,570
	Reinsurance Group of America Inc.	841,170	65,981
	Comerica Inc.	1,723,973	65,683
	Kimco Realty Corp.	5,054,285	64,897
	Invesco Ltd.	5,696,109	61,290
	SL Green Realty Corp.	949,973	46,824
			22,081,440
Health Care (10.2%)
*	DexCom Inc.	2,283,368	925,677
*	Centene Corp.	14,320,962	910,097
*	IDEXX Laboratories Inc.	2,100,254	693,420
	ResMed Inc.	3,577,296	686,841
*	BioMarin Pharmaceutical Inc.	4,472,080	551,586
*	Seattle Genetics Inc.	2,995,995	509,079
		Shares	Market Value• ($000)
*	Align Technology Inc.	1,752,942	481,077
*	Incyte Corp.	4,569,625	475,104
*	Moderna Inc.	6,730,269	432,151
*	Alnylam Pharmaceuticals Inc.	2,838,629	420,429
	Teleflex Inc.	1,147,992	417,846
*	Laboratory Corp. of America Holdings	2,403,697	399,278
	Quest Diagnostics Inc.	3,307,502	376,923
	Cardinal Health Inc.	7,218,725	376,745
	Cooper Cos. Inc.	1,319,264	374,196
*	Hologic Inc.	6,385,733	363,987
*	Exact Sciences Corp.	3,702,986	321,938
*	Varian Medical Systems Inc.	2,245,739	275,148
*	ABIOMED Inc.	1,056,179	255,131
	DENTSPLY SIRONA Inc.	5,417,861	238,711
*	Elanco Animal Health Inc.	9,864,048	211,584
	West Pharmaceutical Services Inc.	909,928	206,708
*	Henry Schein Inc.	3,530,827	206,165
*	Mylan NV	12,783,078	205,552
	Perrigo Co. plc	3,369,617	186,239
	Universal Health Services Inc. Class B	1,824,598	169,487
*	DaVita Inc.	1,957,219	154,894
*	Jazz Pharmaceuticals plc	652,462	71,993
*	PPD Inc.	1,728,389	46,321
			10,944,307
Industrials (15.1%)
	Amphenol Corp. Class A	7,316,551	700,999
	Verisk Analytics Inc. Class A	4,012,580	682,941
	Waste Connections Inc.	6,493,581	609,033
	Cintas Corp.	2,184,929	581,978
	TransDigm Group Inc.	1,270,171	561,479
	Ball Corp.	8,063,492	560,332
*	FleetCor Technologies Inc.	2,072,279	521,240
	Equifax Inc.	3,000,973	515,807
	AMETEK Inc.	5,673,919	507,078
*	Mettler-Toledo International Inc.	591,232	476,267
	Carrier Global Corp.	21,420,506	475,964
*	Keysight Technologies Inc.	4,612,643	464,862
	Old Dominion Freight Line Inc.	2,624,363	445,066
	TransUnion	4,690,564	408,267
	Vulcan Materials Co.	3,275,145	379,426
*	Square Inc. Class A	3,588,209	376,547
	WW Grainger Inc.	1,123,639	353,002
	Kansas City Southern	2,349,642	350,778
	Dover Corp.	3,558,915	343,649
	Masco Corp.	6,521,476	327,443

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Martin Marietta Materials Inc.	1,536,567	317,409
	Expeditors International of Washington Inc.	4,117,774	313,115
	Rockwell Automation Inc.	1,431,709	304,954
	Otis Worldwide Corp.	5,357,228	304,612
	Xylem Inc.	4,449,831	289,061
*	Waters Corp.	1,531,167	276,222
	Jacobs Engineering Group Inc.	3,214,494	272,589
*	Trimble Inc.	6,174,340	266,670
*	United Rentals Inc.	1,781,009	265,442
	CH Robinson Worldwide Inc.	3,330,896	263,341
	Westinghouse Air Brake Technologies Corp.	4,468,883	257,274
	JB Hunt Transport Services Inc.	2,086,102	251,041
*	Ingersoll Rand Inc.	8,755,208	246,196
	Corning Inc.	9,408,531	243,681
	Avery Dennison Corp.	2,060,510	235,084
	Packaging Corp. of America	2,345,536	234,084
*	Crown Holdings Inc.	3,330,101	216,889
	Snap-on Inc.	1,344,172	186,181
	Textron Inc.	5,623,053	185,055
	Westrock Co.	6,409,916	181,144
	Huntington Ingalls Industries Inc.	1,000,748	174,620
	Jack Henry & Associates Inc.	947,090	174,293
	Hubbell Inc. Class B	1,338,805	167,833
	HEICO Corp. Class A	1,774,454	144,157
*	IPG Photonics Corp.	851,931	136,641
	Cognex Corp.	2,014,106	120,282
	HEICO Corp.	1,020,154	101,658
*	XPO Logistics Inc.	1,123,620	86,800
	A O Smith Corp.	1,665,059	78,458
	Pentair plc	2,040,005	77,500
*	Sensata Technologies Holding plc	1,948,465	72,541
			16,086,985
Oil & Gas (2.8%)
	Occidental Petroleum Corp.	22,252,221	407,216
	ONEOK Inc.	10,876,663	361,323
	Hess Corp.	6,833,082	354,022
*	Cheniere Energy Inc.	5,610,188	271,084
	Halliburton Co.	19,517,101	253,332
	Concho Resources Inc.	4,861,172	250,350
	Baker Hughes Co. Class A	16,188,805	249,146
	Pioneer Natural Resources Co.	2,038,410	199,153
	Diamondback Energy Inc.	3,901,172	163,147
	Cabot Oil & Gas Corp.	4,918,850	84,506
		Shares	Market Value• ($000)
	Apache Corp.	4,682,628	63,215
	Marathon Oil Corp.	9,725,666	59,521
	National Oilwell Varco Inc.	4,810,399	58,927
	Targa Resources Corp.	2,746,792	55,128
	Devon Energy Corp.	4,748,158	53,844
	Noble Energy Inc.	5,951,184	53,323
	HollyFrontier Corp.	1,807,730	52,786
[1]	Continental Resources Inc.	905,824	15,879
			3,005,902
Other (0.0%)[2]
*,3	American International Group Inc. Warrants Exp. 01/19/2021	8,771	—
Technology (20.8%)
*	Veeva Systems Inc. Class A	3,334,463	781,665
*	Splunk Inc.	3,927,524	780,399
	KLA Corp.	3,833,849	745,607
*	DocuSign Inc. Class A	4,301,401	740,744
*	Synopsys Inc.	3,728,360	727,030
*	Twilio Inc. Class A	3,183,382	698,498
*	Cadence Design Systems Inc.	6,903,999	662,508
	Microchip Technology Inc.	6,066,526	638,866
*	IQVIA Holdings Inc.	4,486,332	636,521
*	IAC/interactivecorp	1,957,768	633,142
*	ANSYS Inc.	2,116,489	617,443
	Xilinx Inc.	6,015,222	591,838
	Motorola Solutions Inc.	4,206,127	589,405
*	Snap Inc. Class A	24,978,066	586,735
	Marvell Technology Group Ltd.	16,397,014	574,879
*	Okta Inc. Class A	2,870,997	574,860
*	Twitter Inc.	18,434,825	549,173
*	RingCentral Inc. Class A	1,903,994	542,657
*	VeriSign Inc.	2,571,818	531,929
	Skyworks Solutions Inc.	4,125,040	527,428
*	Palo Alto Networks Inc.	2,266,383	520,520
	Cerner Corp.	7,526,145	515,917
*	Zoom Video Communications Inc. Class A	1,968,046	498,978
*	Fortinet Inc.	3,397,308	466,349
	Citrix Systems Inc.	3,053,075	451,580
*	Akamai Technologies Inc.	4,013,325	429,787
	CDW Corp.	3,518,722	408,805
	Maxim Integrated Products Inc.	6,595,586	399,758
*	Paycom Software Inc.	1,230,889	381,243
*	Crowdstrike Holdings Inc. Class A	3,552,466	356,277
*	Qorvo Inc.	2,836,415	313,509
	Western Digital Corp.	7,039,521	310,795
*,1	Slack Technologies Inc. Class A	9,995,953	310,774

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	31,693,849	308,381
	SS&C Technologies Holdings Inc.	5,383,729	304,073
*	Datadog Inc. Class A	3,482,418	302,796
*	GoDaddy Inc. Class A	4,086,462	299,660
*	Arista Networks Inc.	1,310,849	275,318
	Seagate Technology plc	5,394,135	261,130
	NortonLifeLock Inc.	13,105,326	259,879
*	Black Knight Inc.	3,520,926	255,478
*	Gartner Inc.	2,094,335	254,106
	NetApp Inc.	5,468,672	242,645
*	Pinterest Inc. Class A	9,977,281	221,196
*	F5 Networks Inc.	1,506,445	210,119
	Juniper Networks Inc.	8,195,238	187,343
*	Tyler Technologies Inc.	491,584	170,521
	Leidos Holdings Inc.	1,754,781	164,370
*,1	Match Group Inc.	1,389,018	148,694
*	Dropbox Inc. Class A	6,178,225	134,500
*	ZoomInfo Technologies Inc. Class A	1,125,665	57,443
	Xerox Holdings Corp.	2,245,039	34,327
*	Advanced Micro Devices Inc.	658	35
			22,187,633
Telecommunications (0.2%)
	CenturyLink Inc.	27,131,848	272,132
Utilities (6.1%)
	Eversource Energy	8,319,395	692,756
	WEC Energy Group Inc.	7,800,486	683,713
	American Water Works Co. Inc.	4,478,031	576,143
	FirstEnergy Corp.	13,397,831	519,568
	DTE Energy Co.	4,750,224	510,649
	Entergy Corp.	4,948,983	464,264
	Ameren Corp.	5,973,417	420,290
	CMS Energy Corp.	7,078,331	413,516
	Evergy Inc.	5,604,226	332,275
	Alliant Energy Corp.	6,166,306	294,996
	Edison International	4,672,852	253,783
	AES Corp.	16,442,578	238,253
	CenterPoint Energy Inc.	12,427,915	232,029
	NiSource Inc.	9,465,434	215,244
	Vistra Energy Corp.	11,112,613	206,917
	Pinnacle West Capital Corp.	2,782,180	203,906
	NRG Energy Inc.	2,862,440	93,201
	OGE Energy Corp.	2,479,410	75,275
		Shares	Market Value• ($000)
	Avangrid Inc.	1,530,480	64,249
			6,491,027
Total Common Stocks (Cost $79,857,555)			106,206,274
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[4,5]	Vanguard Market Liquidity Fund, 0.227%	16,757,303	1,675,730
		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[6]	United States Treasury Bill, 0.102%, 7/14/20	17,000	16,999
[6]	United States Treasury Bill, 0.116%, 9/29/20	7,400	7,397
[6]	United States Treasury Bill, 0.140%, 10/13/20	4,400	4,398
[6]	United States Treasury Bill, 0.135%, 10/20/20	8,000	7,996
[6]	United States Treasury Bill, 0.165%, 11/3/20	1,200	1,200
			37,990
Total Temporary Cash Investments (Cost $1,713,317)			1,713,720
Total Investments (101.1%) (Cost $81,570,872)			107,919,994
Other Assets and Liabilities—Net (-1.1%)			(1,131,889)
Net Assets (100%)			106,788,105
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,116,471,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,157,055,000 was received for securities on loan, of which $1,095,272,000 is held in Vanguard Market Liquidity Fund and $61,783,000 is held in cash.
6	Securities with a value of $37,990,000 have been segregated as initial margin for open futures contracts.

Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	1,359	209,979	2,192
E-mini S&P Mid-Cap 400 Index	September 2020	1,387	246,761	3,520
				5,712

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ADT Inc.	2/2/21	GSI	8,240	(0.194)	—	(225)
Ameren Corp.	2/2/21	GSI	9,404	(0.194)	—	(194)
Campbell Soup Co.	2/2/21	GSI	96,760	(0.194)	2,493	—
Discovery Inc.	2/2/21	GSI	6,871	(0.194)	—	(499)
Hormel Foods Corp.	2/2/21	GSI	21,191	(0.194)	530	—
International Flavors & Fragrances Inc.	2/2/21	GSI	6,367	(0.194)	—	(207)
Raymond James Financial Inc.	9/2/20	BOANA	30,137	(0.183)	—	(49)
Roku Inc.	9/2/20	BOANA	19,712	(0.183)	1,260	—
Square Inc.	9/2/20	BOANA	72,972	(0.183)	21,464	—
Vistra Corp.	9/2/20	BOANA	6,490	(0.194)	—	(532)
Vistra Corp.	9/2/20	BOANA	6,941	(0.190)	—	(424)
Vistra Corp.	9/2/20	BOANA	5,667	(0.185)	—	(81)
					25,747	(2,211)
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2020, counterparties had deposited in a segregated account securities with a value of $22,039,000 in connection with open over-the-counter swap contracts. After June 30, 2020, the counterparties posted additional collateral of $2,200,000 in connection with open over-the-counter swap contracts as of June 30, 2020.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $79,895,547)	106,244,264
Affiliated Issuers (Cost $1,675,325)	1,675,730
Total Investments in Securities	107,919,994
Investment in Vanguard	4,791
Cash	129,945
Cash Collateral Pledged—Futures Contracts	1,640
Receivables for Investment Securities Sold	430,631
Receivables for Accrued Income	121,507
Receivables for Capital Shares Issued	38,014
Variation Margin Receivable—Futures Contracts	6,054
Unrealized Appreciation—Over-the-Counter Swap Contracts	25,747
Total Assets	108,678,323
Liabilities
Payables for Investment Securities Purchased	70,981
Collateral for Securities on Loan	1,157,055
Payables for Capital Shares Redeemed	657,539
Payables to Vanguard	2,432
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,211
Total Liabilities	1,890,218
Net Assets	106,788,105

Mid-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	85,537,755
Total Distributable Earnings (Loss)	21,250,350
Net Assets	106,788,105

Investor Shares—Net Assets
Applicable to 16,670,407 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	745,906
Net Asset Value Per Share—Investor Shares	$44.74

ETF Shares—Net Assets
Applicable to 193,917,607 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,775,730
Net Asset Value Per Share—ETF Shares	$163.86

Admiral Shares—Net Assets
Applicable to 213,977,946 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,429,497
Net Asset Value Per Share—Admiral Shares	$202.96

Institutional Shares—Net Assets
Applicable to 409,583,728 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,363,856
Net Asset Value Per Share—Institutional Shares	$44.84

Institutional Plus Shares—Net Assets
Applicable to 56,409,238 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,473,116
Net Asset Value Per Share—Institutional Plus Shares	$221.12
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2020
($000)
Investment Income
Income
Dividends	934,219
Interest[1]	3,556
Securities Lending—Net	6,151
Total Income	943,926
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,892
Management and Administrative—Investor Shares	573
Management and Administrative—ETF Shares	3,957
Management and Administrative—Admiral Shares	8,301
Management and Administrative—Institutional Shares	2,925
Management and Administrative—Institutional Plus Shares	1,583
Marketing and Distribution—Investor Shares	44
Marketing and Distribution—ETF Shares	674
Marketing and Distribution—Admiral Shares	1,222
Marketing and Distribution—Institutional Shares	240
Marketing and Distribution—Institutional Plus Shares	88
Custodian Fees	152
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	475
Shareholders’ Reports—Admiral Shares	228
Shareholders’ Reports—Institutional Shares	82
Shareholders’ Reports—Institutional Plus Shares	25
Trustees’ Fees and Expenses	37
Total Expenses	22,500
Expenses Paid Indirectly	(75)
Net Expenses	22,425
Net Investment Income	921,501
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(1,274,749)
Futures Contracts	(43,247)
Swap Contracts	(14,910)
Realized Net Gain (Loss)	(1,332,906)

Mid-Cap Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(7,454,346)
Futures Contracts	4,859
Swap Contracts	16,149
Change in Unrealized Appreciation (Depreciation)	(7,433,338)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,844,743)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,423,000, ($201,000), and $365,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,032,749,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	921,501	1,670,321
Realized Net Gain (Loss)	(1,332,906)	6,128,015
Change in Unrealized Appreciation (Depreciation)	(7,433,338)	19,099,296
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,844,743)	26,897,632
Distributions[1]
Investor Shares	(5,950)	(26,988)
ETF Shares	(255,355)	(422,085)
Admiral Shares	(368,097)	(686,030)
Institutional Shares	(156,638)	(310,881)
Institutional Plus Shares	(113,784)	(209,895)
Total Distributions	(899,824)	(1,655,879)
Capital Share Transactions
Investor Shares	(59,316)	(2,885,883)
ETF Shares	4,747,999	1,384,000
Admiral Shares	(354,995)	2,653,885
Institutional Shares	(459,532)	(854,895)
Institutional Plus Shares	91,190	(979,981)
Net Increase (Decrease) from Capital Share Transactions	3,965,346	(682,874)
Total Increase (Decrease)	(4,779,221)	24,558,879
Net Assets
Beginning of Period	111,567,326	87,008,447
End of Period	106,788,105	111,567,326
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$48.64	$37.71	$42.23	$35.92	$32.79	$33.72
Investment Operations
Net Investment Income	.364[1,2]	.577[1]	.640[1]	.520[1]	.472	.444
Net Realized and Unrealized Gain (Loss) on Investments	(3.913)	11.018	(4.528)	6.313	3.138	(.939)
Total from Investment Operations	(3.549)	11.595	(3.888)	6.833	3.610	(.495)
Distributions
Dividends from Net Investment Income	(.351)	(.665)	(.632)	(.523)	(.480)	(.435)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.351)	(.665)	(.632)	(.523)	(.480)	(.435)
Net Asset Value, End of Period	$44.74	$48.64	$37.71	$42.23	$35.92	$32.79
Total Return[3]	-7.24%	30.86%	-9.34%	19.12%	11.07%	-1.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$746	$877	$3,043	$4,047	$4,138	$4,140
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.59%[2]	1.31%	1.49%	1.34%	1.42%	1.35%
Portfolio Turnover Rate[4]	11%	15%	16%	14%	15%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.073 and 0.17%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$178.14	$138.08	$154.65	$131.55	$120.07	$123.50
Investment Operations
Net Investment Income	1.429[1,2]	2.663[1]	2.535[1]	2.112[1]	1.877	1.793
Net Realized and Unrealized Gain (Loss) on Investments	(14.313)	40.043	(16.584)	23.076	11.510	(3.457)
Total from Investment Operations	(12.884)	42.706	(14.049)	25.188	13.387	(1.664)
Distributions
Dividends from Net Investment Income	(1.396)	(2.646)	(2.521)	(2.088)	(1.907)	(1.766)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.396)	(2.646)	(2.521)	(2.088)	(1.907)	(1.766)
Net Asset Value, End of Period	$163.86	$178.14	$138.08	$154.65	$131.55	$120.07
Total Return	-7.20%	31.04%	-9.21%	19.25%	11.23%	-1.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,776	$29,014	$21,261	$21,937	$16,544	$12,984
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.72%[2]	1.62%	1.62%	1.46%	1.54%	1.47%
Portfolio Turnover Rate[3]	11%	15%	16%	14%	15%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.265 and 0.17%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$220.66	$171.04	$191.55	$162.94	$148.72	$152.97
Investment Operations
Net Investment Income	1.766[1,2]	3.296[1]	3.135[1]	2.606[1]	2.325	2.214
Net Realized and Unrealized Gain (Loss) on Investments	(17.748)	49.578	(20.539)	28.591	14.257	(4.284)
Total from Investment Operations	(15.982)	52.874	(17.404)	31.197	16.582	(2.070)
Distributions
Dividends from Net Investment Income	(1.718)	(3.254)	(3.106)	(2.587)	(2.362)	(2.180)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.718)	(3.254)	(3.106)	(2.587)	(2.362)	(2.180)
Net Asset Value, End of Period	$202.96	$220.66	$171.04	$191.55	$162.94	$148.72
Total Return[3]	-7.18%	31.03%	-9.23%	19.25%	11.22%	-1.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,429	$47,640	$34,754	$37,778	$29,854	$25,061
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.71%[2]	1.62%	1.61%	1.46%	1.54%	1.47%
Portfolio Turnover Rate[4]	11%	15%	16%	14%	15%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.329 and 0.17%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$48.74	$37.78	$42.32	$35.99	$32.85	$33.79
Investment Operations
Net Investment Income	.392[1,2]	.727[1]	.697[1]	.580[1]	.516	.492
Net Realized and Unrealized Gain (Loss) on Investments	(3.910)	10.957	(4.547)	6.325	3.148	(.947)
Total from Investment Operations	(3.518)	11.684	(3.850)	6.905	3.664	(.455)
Distributions
Dividends from Net Investment Income	(.382)	(.724)	(.690)	(.575)	(.524)	(.485)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.382)	(.724)	(.690)	(.575)	(.524)	(.485)
Net Asset Value, End of Period	$44.84	$48.74	$37.78	$42.32	$35.99	$32.85
Total Return	-7.16%	31.04%	-9.24%	19.29%	11.23%	-1.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,364	$20,425	$16,524	$18,222	$14,540	$12,278
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.72%[2]	1.62%	1.62%	1.47%	1.55%	1.48%
Portfolio Turnover Rate[3]	11%	15%	16%	14%	15%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.073 and 0.17%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$240.40	$186.34	$208.69	$177.51	$162.03	$166.65
Investment Operations
Net Investment Income	1.949[1,2]	3.598[1]	3.464[1]	2.856[1]	2.564	2.461
Net Realized and Unrealized Gain (Loss) on Investments	(19.336)	54.052	(22.388)	31.179	15.524	(4.657)
Total from Investment Operations	(17.387)	57.650	(18.924)	34.035	18.088	(2.196)
Distributions
Dividends from Net Investment Income	(1.893)	(3.590)	(3.426)	(2.855)	(2.608)	(2.424)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.893)	(3.590)	(3.426)	(2.855)	(2.608)	(2.424)
Net Asset Value, End of Period	$221.12	$240.40	$186.34	$208.69	$177.51	$162.03
Total Return	-7.17%	31.06%	-9.21%	19.28%	11.24%	-1.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,473	$13,612	$11,426	$12,749	$11,415	$11,260
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.74%[2]	1.62%	1.63%	1.48%	1.56%	1.50%
Portfolio Turnover Rate[3]	11%	15%	16%	14%	15%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.359 and 0.17%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Mid-Cap Index Fund
During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
During the six months ended June 30, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Mid-Cap Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund

Mid-Cap Index Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $4,791,000, representing less than 0.01% of the fund’s net assets and 1.92% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2020, custodian fee offset arrangements reduced the fund’s expenses by $75,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Mid-Cap Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	106,206,274	—	—	106,206,274
Temporary Cash Investments	1,675,730	37,990	—	1,713,720
Total	107,882,004	37,990	—	107,919,994

Derivative Financial Instruments
Assets
Futures Contracts[1]	6,054	—	—	6,054
Swap Contracts	—	25,747	—	25,747
Total	6,054	25,747	—	31,801
Liabilities
Swap Contracts	—	2,211	—	2,211
1	Represents variation margin on the last day of the reporting period.
E.	As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	81,642,788
Gross Unrealized Appreciation	33,266,426
Gross Unrealized Depreciation	(6,959,972)
Net Unrealized Appreciation (Depreciation)	26,306,454
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $3,876,921,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2020, the fund purchased $18,336,173,000 of investment securities and sold $15,250,971,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,930,638,000 and $3,472,970,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of

Mid-Cap Index Fund
trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2020, such purchases and sales were $803,989,000 and $3,066,274,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	29,342	687	663,261	14,332
Issued in Lieu of Cash Distributions	5,950	143	25,880	576
Redeemed[1]	(94,608)	(2,186)	(3,575,024)	(77,577)
Net Increase (Decrease)—Investor Shares	(59,316)	(1,356)	(2,885,883)	(62,669)
ETF Shares
Issued	8,302,926	52,247	12,595,802	76,273
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,554,927)	(21,200)	(11,211,802)	(67,375)
Net Increase (Decrease)—ETF Shares	4,747,999	31,047	1,384,000	8,898
Admiral Shares
Issued[1]	4,596,073	24,185	9,353,130	45,718
Issued in Lieu of Cash Distributions	324,583	1,717	609,089	2,913
Redeemed	(5,275,651)	(27,822)	(7,308,334)	(35,924)
Net Increase (Decrease)—Admiral Shares	(354,995)	(1,920)	2,653,885	12,707
Institutional Shares
Issued	1,766,689	41,825	2,788,932	62,497
Issued in Lieu of Cash Distributions	145,437	3,482	290,016	6,288
Redeemed	(2,371,658)	(54,745)	(3,933,843)	(87,103)
Net Increase (Decrease)—Institutional Shares	(459,532)	(9,438)	(854,895)	(18,318)
Institutional Plus Shares
Issued	1,839,767	7,996	1,606,615	7,413
Issued in Lieu of Cash Distributions	112,433	546	206,480	909
Redeemed	(1,861,010)	(8,754)	(2,793,076)	(13,021)
Net Increase (Decrease)—Institutional Plus Shares	91,190	(212)	(979,981)	(4,699)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 56,275,000 and 12,406,000 shares, respectively, in the amount of $2,597,186,000 from the conversion during the year ended December 31, 2019.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund
Fund Allocation
As of June 30, 2020
Basic Materials	1.4%
Consumer Goods	6.0
Consumer Services	9.6
Financials	17.0
Health Care	13.7
Industrials	18.1
Oil & Gas	2.4
Technology	31.7
Utilities	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Mid-Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.4%)
	Fastenal Co.	3,882,960	166,346
	FMC Corp.	437,540	43,588
	CF Industries Holdings Inc.	723,689	20,365
*	Axalta Coating Systems Ltd.	498	11
			230,310
Consumer Goods (6.0%)
*	Lululemon Athletica Inc.	798,360	249,096
	McCormick & Co. Inc. (Non-Voting)	835,824	149,955
	Church & Dwight Co. Inc.	1,662,253	128,492
*	Take-Two Interactive Software Inc.	770,257	107,505
*	NVR Inc.	23,638	77,030
	Lamb Weston Holdings Inc.	987,235	63,114
	Tiffany & Co.	410,087	50,006
*	LKQ Corp.	1,849,377	48,454
	Hormel Foods Corp.	908,858	43,871
	Fortune Brands Home & Security Inc.	466,918	29,850
*	Under Armour Inc. Class A	637,078	6,205
*	Under Armour Inc. Class C	666,027	5,888
			959,466
Consumer Services (9.6%)
*	Chipotle Mexican Grill Inc. Class A	188,541	198,413
*	Dollar Tree Inc.	1,603,704	148,631
*	Copart Inc.	1,428,387	118,942
	Tractor Supply Co.	781,698	103,020
	Domino's Pizza Inc.	264,458	97,701
	FactSet Research Systems Inc.	256,020	84,095
*,1	Wayfair Inc. Class A	411,776	81,371
*	Roku Inc. Class A	687,683	80,136
	Expedia Group Inc.	915,749	75,275
*	Ulta Beauty Inc.	361,666	73,570
*,1	Carvana Co. Class A	467,200	56,157
*	Trade Desk Inc. Class A	138,010	56,101
	Wynn Resorts Ltd.	656,217	48,882
		Shares	Market Value• ($000)
*	Lyft Inc. Class A	1,410,109	46,548
*	Burlington Stores Inc.	222,239	43,766
*	Altice USA Inc. Class A	1,909,136	43,032
	Rollins Inc.	997,078	42,266
*	Live Nation Entertainment Inc.	945,848	41,929
*	DraftKings Inc. Class A	909,679	30,256
	Vail Resorts Inc.	136,104	24,791
*,1	Chewy Inc. Class A	398,336	17,802
*,1	Warner Music Group Corp. Class A	520,516	15,355
			1,528,039
Financials (17.0%)
	Digital Realty Trust Inc.	1,813,258	257,682
	SBA Communications Corp. Class A	754,602	224,811
*	CoStar Group Inc.	266,071	189,089
	IHS Markit Ltd.	2,427,247	183,257
	MSCI Inc. Class A	536,870	179,218
	Alexandria Real Estate Equities Inc.	852,980	138,396
	Realty Income Corp.	2,321,362	138,121
	First Republic Bank	1,157,902	122,726
	MarketAxess Holdings Inc.	243,465	121,956
	Invitation Homes Inc.	3,773,729	103,891
	Essex Property Trust Inc.	442,235	101,347
	Broadridge Financial Solutions Inc.	776,170	97,945
*	CBRE Group Inc. Class A	2,152,464	97,334
	Sun Communities Inc.	664,255	90,126
	Mid-America Apartment Communities Inc.	773,018	88,642
	Extra Space Storage Inc.	872,576	80,600
*	SVB Financial Group	348,236	75,055
	AvalonBay Communities Inc.	475,673	73,558
	Cboe Global Markets Inc.	741,731	69,189
	Arthur J Gallagher & Co.	640,844	62,476
	Regency Centers Corp.	1,146,688	52,622
	SEI Investments Co.	900,044	49,484
*	Markel Corp.	44,301	40,897
	Iron Mountain Inc.	974,404	25,432

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Federal Realty Investment Trust	256,002	21,814
	Interactive Brokers Group Inc. Class A	492,573	20,575
	E*TRADE Financial Corp.	1,068	53
	Vornado Realty Trust	808	31
			2,706,327
Health Care (13.7%)
*	DexCom Inc.	624,258	253,074
*	Centene Corp.	3,915,013	248,799
*	IDEXX Laboratories Inc.	574,164	189,566
	ResMed Inc.	977,964	187,769
*	BioMarin Pharmaceutical Inc.	1,222,463	150,779
*	Seattle Genetics Inc.	819,114	139,184
*	Align Technology Inc.	479,198	131,511
*	Incyte Corp.	1,249,027	129,861
*	Moderna Inc.	1,837,368	117,978
*	Alnylam Pharmaceuticals Inc.	776,154	114,956
	Teleflex Inc.	313,839	114,231
	Cooper Cos. Inc.	360,486	102,248
*	Exact Sciences Corp.	1,012,271	88,007
*	Varian Medical Systems Inc.	613,918	75,217
*	ABIOMED Inc.	288,715	69,742
	West Pharmaceutical Services Inc.	248,435	56,437
*	PPD Inc.	471,273	12,630
*	Jazz Pharmaceuticals plc	89,217	9,844
			2,191,833
Industrials (18.1%)
	Amphenol Corp. Class A	2,000,277	191,646
	Verisk Analytics Inc. Class A	1,096,896	186,692
	Waste Connections Inc.	1,777,186	166,682
	Cintas Corp.	597,870	159,249
	TransDigm Group Inc.	347,252	153,503
*	FleetCor Technologies Inc.	566,543	142,502
	Equifax Inc.	820,573	141,040
	AMETEK Inc.	1,550,974	138,610
*	Mettler-Toledo International Inc.	161,617	130,191
*	Square Inc. Class A	1,226,842	128,745
	Old Dominion Freight Line Inc.	717,613	121,700
	TransUnion	1,283,042	111,676
	Vulcan Materials Co.	895,270	103,717
	Kansas City Southern	642,387	95,902
	Masco Corp.	1,783,220	89,535
	Martin Marietta Materials Inc.	420,097	86,779
	Expeditors International of Washington Inc.	1,125,089	85,552
	Xylem Inc.	1,216,251	79,008
	Ball Corp.	1,101,913	76,572
		Shares	Market Value• ($000)
*	Waters Corp.	418,532	75,503
*	Trimble Inc.	1,688,401	72,922
	Westinghouse Air Brake Technologies Corp.	1,222,062	70,354
	JB Hunt Transport Services Inc.	570,350	68,636
	Jack Henry & Associates Inc.	258,963	47,657
	HEICO Corp. Class A	490,094	39,815
*	IPG Photonics Corp.	233,011	37,373
	Cognex Corp.	551,290	32,923
	HEICO Corp.	274,848	27,389
	A O Smith Corp.	456,643	21,517
*	XPO Logistics Inc.	154,222	11,914
	Robert Half International Inc.	518	27
			2,895,331
Oil & Gas (2.4%)
*	Cheniere Energy Inc.	1,533,863	74,116
	Concho Resources Inc.	1,329,759	68,483
	Pioneer Natural Resources Co.	556,466	54,367
	ONEOK Inc.	1,486,910	49,395
	Hess Corp.	934,328	48,408
	Diamondback Energy Inc.	1,066,868	44,616
	Cabot Oil & Gas Corp.	1,347,250	23,146
	Targa Resources Corp.	750,077	15,054
[1]	Continental Resources Inc.	247,195	4,333
			381,918
Technology (31.6%)
*	Veeva Systems Inc. Class A	911,527	213,680
*	Splunk Inc.	1,073,712	213,347
	KLA Corp.	1,048,167	203,848
*	DocuSign Inc. Class A	1,174,418	202,247
*	Synopsys Inc.	1,019,333	198,770
*	Twilio Inc. Class A	870,194	190,938
*	Cadence Design Systems Inc.	1,887,333	181,108
	Microchip Technology Inc.	1,658,403	174,646
*	IQVIA Holdings Inc.	1,226,229	173,977
*	IAC/interactivecorp	535,231	173,094
*	ANSYS Inc.	578,613	168,799
	Xilinx Inc.	1,643,867	161,740
*	Snap Inc. Class A	6,828,095	160,392
*	Okta Inc. Class A	784,763	157,133
*	Twitter Inc.	5,038,819	150,106
*	RingCentral Inc. Class A	520,189	148,259
*	VeriSign Inc.	702,959	145,393
	Skyworks Solutions Inc.	1,127,850	144,207
*	Palo Alto Networks Inc.	619,524	142,286
	Cerner Corp.	2,057,361	141,032
*	Zoom Video Communications Inc. Class A	537,712	136,332
*	Fortinet Inc.	928,920	127,513

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Citrix Systems Inc.	834,535	123,436
*	Akamai Technologies Inc.	1,096,904	117,467
*	Paycom Software Inc.	336,522	104,231
*	Crowdstrike Holdings Inc. Class A	969,947	97,276
*,1	Slack Technologies Inc. Class A	2,730,887	84,903
	SS&C Technologies Holdings Inc.	1,472,343	83,158
*	Datadog Inc. Class A	951,012	82,691
*	GoDaddy Inc. Class A	1,117,250	81,928
	Marvell Technology Group Ltd.	2,238,089	78,467
*	Arista Networks Inc.	358,237	75,241
*	Black Knight Inc.	962,769	69,859
*	Gartner Inc.	572,690	69,484
*	Pinterest Inc. Class A	2,726,679	60,450
*	Tyler Technologies Inc.	134,204	46,553
	Leidos Holdings Inc.	479,438	44,909
*,1	Match Group Inc.	377,693	40,432
*	Dropbox Inc. Class A	1,688,344	36,755
*	F5 Networks Inc.	205,835	28,710
*	ZoomInfo Technologies Inc. Class A	306,685	15,650
*	Advanced Micro Devices Inc.	2,028	107
			5,050,554
Utilities (0.1%)
	NRG Energy Inc.	392,486	12,779
Total Common Stocks (Cost $11,635,671)			15,956,557
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund, 0.227%	1,012,638	101,264
	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
[4] United States Treasury Bill, 0.210%, 9/15/20	300	300
[4] United States Treasury Bill, 0.087%, 9/24/20	1,775	1,774
		2,074
Total Temporary Cash Investments (Cost $103,318)		103,338
Total Investments (100.6%) (Cost $11,738,989)		16,059,895
Other Assets and Liabilities—Net (-0.6%)		(88,050)
Net Assets (100%)		15,971,845
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $87,311,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $89,909,000 was received for securities on loan.
4	Securities with a value of $1,992,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	84	12,979	214
E-mini S&P Mid-Cap 400 Index	September 2020	64	11,386	163
				377
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $11,637,745)	15,958,631
Affiliated Issuers (Cost $101,244)	101,264
Total Investments in Securities	16,059,895
Investment in Vanguard	704
Receivables for Investment Securities Sold	3,001
Receivables for Accrued Income	7,754
Receivables for Capital Shares Issued	5,950
Variation Margin Receivable—Futures Contracts	327
Total Assets	16,077,631
Liabilities
Due to Custodian	2,913
Payables for Investment Securities Purchased	492
Collateral for Securities on Loan	89,909
Payables for Capital Shares Redeemed	11,893
Payables to Vanguard	579
Total Liabilities	105,786
Net Assets	15,971,845

Mid-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	12,441,028
Total Distributable Earnings (Loss)	3,530,817
Net Assets	15,971,845

Investor Shares—Net Assets
Applicable to 936,319 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	60,784
Net Asset Value Per Share—Investor Shares	$64.92

ETF Shares—Net Assets
Applicable to 45,839,676 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,567,113
Net Asset Value Per Share—ETF Shares	$165.08

Admiral Shares—Net Assets
Applicable to 117,417,469 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,343,948
Net Asset Value Per Share—Admiral Shares	$71.06
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2020
($000)
Investment Income
Income
Dividends	54,946
Interest[1]	127
Securities Lending—Net	1,118
Total Income	56,191
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,030
Management and Administrative—Investor Shares	47
Management and Administrative—ETF Shares	1,611
Management and Administrative—Admiral Shares	1,840
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—ETF Shares	127
Marketing and Distribution—Admiral Shares	254
Custodian Fees	14
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	141
Shareholders’ Reports—Admiral Shares	53
Trustees’ Fees and Expenses	5
Total Expenses	5,126
Expenses Paid Indirectly	(11)
Net Expenses	5,115
Net Investment Income	51,076
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(992)
Futures Contracts	(5,006)
Realized Net Gain (Loss)	(5,998)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	604,302
Futures Contracts	86
Change in Unrealized Appreciation (Depreciation)	604,388
Net Increase (Decrease) in Net Assets Resulting from Operations	649,466
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $118,000, $20,000, and $15,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $212,716,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,076	130,031
Realized Net Gain (Loss)	(5,998)	1,246,267
Change in Unrealized Appreciation (Depreciation)	604,388	2,380,102
Net Increase (Decrease) in Net Assets Resulting from Operations	649,466	3,756,400
Distributions[1]
Investor Shares	(190)	(1,401)
ETF Shares	(27,109)	(53,858)
Admiral Shares	(30,449)	(62,143)
Total Distributions	(57,748)	(117,402)
Capital Share Transactions
Investor Shares	(4,484)	(446,980)
ETF Shares	270,991	373,151
Admiral Shares	(118,709)	762,501
Net Increase (Decrease) from Capital Share Transactions	147,798	688,672
Total Increase (Decrease)	739,516	4,327,670
Net Assets
Beginning of Period	15,232,329	10,904,659
End of Period	15,971,845	15,232,329
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$62.43	$47.02	$50.21	$41.52	$39.22	$39.94
Investment Operations
Net Investment Income	.171[1]	.345[1]	.333[1]	.304[1]	.290	.268
Net Realized and Unrealized Gain (Loss) on Investments	2.517	15.485	(3.193)	8.692	2.299	(.719)
Total from Investment Operations	2.688	15.830	(2.860)	8.996	2.589	(.451)
Distributions
Dividends from Net Investment Income	(.198)	(.420)	(.330)	(.306)	(.289)	(.269)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.198)	(.420)	(.330)	(.306)	(.289)	(.269)
Net Asset Value, End of Period	$64.92	$62.43	$47.02	$50.21	$41.52	$39.22
Total Return[2]	4.34%	33.72%	-5.74%	21.72%	6.62%	-1.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61	$63	$405	$495	$460	$542
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.63%	0.62%	0.64%	0.67%	0.74%	0.70%
Portfolio Turnover Rate[3]	10%	18%	25%	23%	21%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$158.76	$119.58	$127.67	$105.60	$99.75	$101.57
Investment Operations
Net Investment Income	.533[1]	1.386[1]	1.016[1]	.932[1]	.863	.805
Net Realized and Unrealized Gain (Loss) on Investments	6.386	39.040	(8.101)	22.058	5.848	(1.815)
Total from Investment Operations	6.919	40.426	(7.085)	22.990	6.711	(1.010)
Distributions
Dividends from Net Investment Income	(.599)	(1.246)	(1.005)	(.920)	(.861)	(.810)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.599)	(1.246)	(1.005)	(.920)	(.861)	(.810)
Net Asset Value, End of Period	$165.08	$158.76	$119.58	$127.67	$105.60	$99.75
Total Return	4.39%	33.86%	-5.60%	21.83%	6.75%	-1.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,567	$6,995	$4,956	$5,130	$3,576	$3,302
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.76%	0.95%	0.76%	0.79%	0.86%	0.82%
Portfolio Turnover Rate[2]	10%	18%	25%	23%	21%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$68.34	$51.48	$54.96	$45.46	$42.94	$43.72
Investment Operations
Net Investment Income	.228[1]	.603[1]	.437[1]	.400[1]	.370	.349
Net Realized and Unrealized Gain (Loss) on Investments	2.750	16.793	(3.485)	9.496	2.519	(.777)
Total from Investment Operations	2.978	17.396	(3.048)	9.896	2.889	(.428)
Distributions
Dividends from Net Investment Income	(.258)	(.536)	(.432)	(.396)	(.369)	(.352)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.258)	(.536)	(.432)	(.396)	(.369)	(.352)
Net Asset Value, End of Period	$71.06	$68.34	$51.48	$54.96	$45.46	$42.94
Total Return[2]	4.40%	33.86%	-5.60%	21.83%	6.75%	-0.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,344	$8,173	$5,544	$5,659	$3,923	$3,319
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.76%	0.96%	0.76%	0.79%	0.86%	0.82%
Portfolio Turnover Rate[3]	10%	18%	25%	23%	21%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund

Mid-Cap Growth Index Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $704,000, representing less than 0.01% of the fund’s net assets and 0.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2020, custodian fee offset arrangements reduced the fund’s expenses by $11,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Mid-Cap Growth Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	15,956,557	—	—	15,956,557
Temporary Cash Investments	101,264	2,074	—	103,338
Total	16,057,821	2,074	—	16,059,895

Derivative Financial Instruments
Assets
Futures Contracts[1]	327	—	—	327
1	Represents variation margin on the last day of the reporting period.
E.	As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,744,556
Gross Unrealized Appreciation	5,038,035
Gross Unrealized Depreciation	(722,319)
Net Unrealized Appreciation (Depreciation)	4,315,716
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $788,437,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2020, the fund purchased $2,136,645,000 of investment securities and sold $1,979,874,000 of investment securities, other than temporary cash investments. Purchases and sales include $678,376,000 and $490,908,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2020, such purchases and sales were $122,778,000 and $430,852,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Mid-Cap Growth Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,938	132	80,774	1,386
Issued in Lieu of Cash Distributions	190	3	1,355	24
Redeemed[1]	(12,612)	(216)	(529,109)	(8,995)
Net Increase (Decrease)—Investor Shares	(4,484)	(81)	(446,980)	(7,585)
ETF Shares
Issued	769,004	4,928	2,906,844	19,715
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(498,013)	(3,150)	(2,533,693)	(17,100)
Net Increase (Decrease)—ETF Shares	270,991	1,778	373,151	2,615
Admiral Shares
Issued[1]	1,068,860	16,650	2,150,012	34,081
Issued in Lieu of Cash Distributions	27,402	427	56,105	868
Redeemed	(1,214,971)	(19,256)	(1,443,616)	(23,049)
Net Increase (Decrease)—Admiral Shares	(118,709)	(2,179)	762,501	11,900
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 7,041,000 and 6,432,000 shares, respectively, in the amount of $417,307,000 from the conversion during the year ended December 31, 2019.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund
Fund Allocation
As of June 30, 2020
Basic Materials	6.3%
Consumer Goods	13.3
Consumer Services	12.3
Financials	25.3
Health Care	6.1
Industrials	11.6
Oil & Gas	3.3
Technology	7.7
Telecommunications	0.6
Utilities	13.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Mid-Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (6.3%)
	Newmont Corp.	3,555,265	219,502
	Freeport-McMoRan Inc.	12,859,390	148,783
	International Paper Co.	3,484,333	122,683
[1]	International Flavors & Fragrances Inc.	947,407	116,020
	Nucor Corp.	2,670,897	110,602
	Celanese Corp. Class A	1,048,733	90,548
	Eastman Chemical Co.	1,205,030	83,918
[1]	Albemarle Corp.	941,385	72,684
	FMC Corp.	573,053	57,088
	CF Industries Holdings Inc.	951,573	26,777
	Mosaic Co.	1,679,927	21,016
	Westlake Chemical Corp.	282,301	15,145
			1,084,766
Consumer Goods (13.2%)
	Clorox Co.	1,116,485	244,923
	Aptiv plc	2,375,220	185,077
	DR Horton Inc.	3,057,582	169,543
	Lennar Corp. Class A	2,439,073	150,296
	Conagra Brands Inc.	4,100,031	144,198
	Garmin Ltd.	1,269,916	123,817
	Genuine Parts Co.	1,213,377	105,515
	J M Smucker Co.	960,279	101,607
	Corteva Inc.	3,322,856	89,019
	Hasbro Inc.	1,153,663	86,467
	Campbell Soup Co.	1,738,286	86,271
	Tyson Foods Inc. Class A	1,304,290	77,879
	PulteGroup Inc.	2,255,327	76,749
	Kellogg Co.	1,143,872	75,564
	Whirlpool Corp.	551,036	71,376
	Tiffany & Co.	538,048	65,610
	BorgWarner Inc.	1,835,514	64,794
	Lear Corp.	531,263	57,918
	Hormel Foods Corp.	1,193,967	57,633
	Molson Coors Beverage Co. Class B	1,567,986	53,876
*	Mohawk Industries Inc.	507,670	51,661
	Fortune Brands Home & Security Inc.	614,001	39,253
		Shares	Market Value• ($000)
	Newell Brands Inc.	1,689,564	26,830
	Bunge Ltd.	596,895	24,550
	Tapestry Inc.	1,215,803	16,146
	PVH Corp.	311,995	14,991
	Ralph Lauren Corp. Class A	200,917	14,571
	Lennar Corp. Class B	122,627	5,652
	Coty Inc. Class A	1,174,548	5,250
[1]	Levi Strauss & Co. Class A	245,092	3,284
			2,290,320
Consumer Services (12.3%)
	Best Buy Co. Inc.	2,059,763	179,756
*	Liberty Broadband Corp. Class C	1,287,741	159,628
*	CarMax Inc.	1,444,791	129,381
	AmerisourceBergen Corp. Class A	1,262,704	127,243
*	AutoZone Inc.	103,439	116,692
	ViacomCBS Inc. Class B	4,782,901	111,537
	Omnicom Group Inc.	1,897,150	103,584
	Darden Restaurants Inc.	1,139,068	86,307
*	United Airlines Holdings Inc.	2,450,829	84,823
	Advance Auto Parts Inc.	581,205	82,794
	Delta Air Lines Inc.	2,839,546	79,649
[1]	Royal Caribbean Cruises Ltd.	1,483,119	74,601
*	DISH Network Corp. Class A	2,150,553	74,216
[1]	Carnival Corp.	4,264,744	70,027
	MGM Resorts International	3,929,332	66,013
	Interpublic Group of Cos. Inc.	3,449,954	59,201
[1]	American Airlines Group Inc.	4,399,374	57,500
*	Discovery Inc. Class C	2,857,864	55,042
	News Corp. Class A	4,121,447	48,880
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,341,579	46,217
	Aramark	2,011,955	45,410
	Fox Corp. Class A	1,513,647	40,596
*	DraftKings Inc. Class A	1,200,986	39,945

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
*,1	Discovery Inc. Class A	1,348,241	28,448
*	Liberty Broadband Corp. Class A	223,327	27,288
*	Liberty Media Corp.-Liberty SiriusXM Class A	719,625	24,841
	Nielsen Holdings plc	1,578,445	23,456
	Alaska Air Group Inc.	540,289	19,591
	Fox Corp. Class B	709,039	19,031
*,1	Norwegian Cruise Line Holdings Ltd.	1,129,098	18,551
	Kohl's Corp.	683,434	14,195
	Hyatt Hotels Corp. Class A	156,836	7,887
	News Corp. Class B	378,120	4,519
	ViacomCBS Inc. Class A	63,503	1,626
			2,128,475
Financials (25.2%)
	Willis Towers Watson plc	1,140,666	224,654
	Ameriprise Financial Inc.	1,085,974	162,940
	Weyerhaeuser Co.	6,624,772	148,792
	KKR & Co. Inc.	4,699,308	145,115
	Healthpeak Properties Inc.	4,767,164	131,383
	Hartford Financial Services Group Inc.	3,170,258	122,213
	Nasdaq Inc.	1,016,873	121,486
	Duke Realty Corp.	3,261,689	115,431
	M&T Bank Corp.	1,080,673	112,358
	Synchrony Financial	4,936,079	109,384
	KeyCorp	8,642,855	105,270
	WP Carey Inc.	1,526,432	103,263
	Principal Financial Group Inc.	2,424,626	100,719
*	Arch Capital Group Ltd.	3,412,023	97,754
	E*TRADE Financial Corp.	1,964,826	97,711
	UDR Inc.	2,610,975	97,598
	AvalonBay Communities Inc.	626,379	96,863
	Citizens Financial Group Inc.	3,780,459	95,419
	Regions Financial Corp.	8,496,620	94,482
	Cincinnati Financial Corp.	1,353,551	86,668
	Annaly Capital Management Inc.	12,665,011	83,082
	Arthur J Gallagher & Co.	839,441	81,837
	Huntington Bancshares Inc.	8,988,491	81,211
	Camden Property Trust	882,258	80,480
	Western Union Co.	3,637,779	78,649
	Fidelity National Financial Inc.	2,512,224	77,025
	Everest Re Group Ltd.	354,441	73,086
	Loews Corp.	2,119,874	72,690
	Northern Trust Corp.	879,715	69,797
	Equitable Holdings Inc.	3,589,211	69,236
	Discover Financial Services	1,363,305	68,288
	W R Berkley Corp.	1,188,149	68,069
		Shares	Market Value• ($000)
	Host Hotels & Resorts Inc.	6,241,136	67,342
	Ally Financial Inc.	3,303,549	65,509
	Raymond James Financial Inc.	941,877	64,829
	AGNC Investment Corp.	4,959,757	63,981
	Globe Life Inc.	848,081	62,953
	Lincoln National Corp.	1,710,554	62,931
	VEREIT Inc.	9,543,979	61,368
	Fifth Third Bancorp	3,168,568	61,090
	Ventas Inc.	1,660,500	60,808
	Alleghany Corp.	120,342	58,864
	Vornado Realty Trust	1,526,948	58,345
	Boston Properties Inc.	622,364	56,249
*	Markel Corp.	58,244	53,769
	Franklin Resources Inc.	2,411,892	50,577
	Iron Mountain Inc.	1,281,341	33,443
	Federal Realty Investment Trust	336,642	28,685
	Voya Financial Inc.	554,959	25,889
*	Athene Holding Ltd. Class A	814,435	25,402
	Zions Bancorp NA	725,045	24,652
	Comerica Inc.	615,370	23,446
	Reinsurance Group of America Inc.	298,594	23,422
	Kimco Realty Corp.	1,809,746	23,237
	Invesco Ltd.	2,025,039	21,789
	SL Green Realty Corp.	336,820	16,602
			4,368,135
Health Care (6.1%)
*	Laboratory Corp. of America Holdings	861,135	143,043
	Cardinal Health Inc.	2,587,093	135,020
	Quest Diagnostics Inc.	1,184,781	135,018
*	Hologic Inc.	2,287,396	130,382
	DENTSPLY SIRONA Inc.	1,941,514	85,543
*	Elanco Animal Health Inc.	3,535,981	75,847
*	Henry Schein Inc.	1,265,353	73,884
*	Mylan NV	4,583,490	73,702
	Perrigo Co. plc	1,208,813	66,811
	Universal Health Services Inc. Class B	654,064	60,756
*	DaVita Inc.	700,723	55,455
*	Jazz Pharmaceuticals plc	116,990	12,909
			1,048,370
Industrials (11.6%)
	Carrier Global Corp.	7,676,891	170,580
*	Keysight Technologies Inc.	1,653,065	166,596
	WW Grainger Inc.	402,901	126,575
	Dover Corp.	1,276,057	123,216
	Rockwell Automation Inc.	512,775	109,221
	Otis Worldwide Corp.	1,919,936	109,168
	Ball Corp.	1,445,038	100,416
	Jacobs Engineering Group Inc.	1,153,994	97,859

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
*	United Rentals Inc.	637,795	95,057
	CH Robinson Worldwide Inc.	1,192,949	94,315
*	Ingersoll Rand Inc.	3,144,265	88,417
	Corning Inc.	3,386,893	87,721
	Avery Dennison Corp.	738,639	84,271
	Packaging Corp. of America	841,396	83,971
*	Crown Holdings Inc.	1,193,658	77,743
	Snap-on Inc.	482,007	66,763
	Textron Inc.	2,014,012	66,281
	Westrock Co.	2,298,519	64,956
	Huntington Ingalls Industries Inc.	358,343	62,527
	Hubbell Inc. Class B	480,562	60,243
	Pentair plc	733,563	27,868
*	Sensata Technologies Holding plc	695,841	25,906
*	XPO Logistics Inc.	202,833	15,669
			2,005,339
Oil & Gas (3.3%)
	Occidental Petroleum Corp.	8,011,761	146,615
	Halliburton Co.	6,988,469	90,710
	Baker Hughes Co. Class A	5,815,445	89,500
	ONEOK Inc.	1,947,422	64,693
	Hess Corp.	1,223,812	63,406
	Apache Corp.	1,668,380	22,523
	Marathon Oil Corp.	3,493,579	21,381
	National Oilwell Varco Inc.	1,716,678	21,029
	Devon Energy Corp.	1,686,053	19,120
	Noble Energy Inc.	2,112,378	18,927
	HollyFrontier Corp.	644,507	18,820
			576,724
Technology (7.7%)
	Motorola Solutions Inc.	1,507,310	211,219
	CDW Corp.	1,260,855	146,486
	Maxim Integrated Products Inc.	2,362,734	143,205
*	Qorvo Inc.	1,015,778	112,274
	Western Digital Corp.	2,521,009	111,303
	Hewlett Packard Enterprise Co.	11,381,058	110,738
	Marvell Technology Group Ltd.	2,934,525	102,884
	Seagate Technology plc	1,932,846	93,569
	NortonLifeLock Inc.	4,692,363	93,050
	NetApp Inc.	1,960,345	86,980
	Juniper Networks Inc.	2,937,880	67,160
*	F5 Networks Inc.	269,602	37,604
	Xerox Holdings Corp.	801,940	12,262
			1,328,734
Telecommunications (0.6%)
	CenturyLink Inc.	9,726,284	97,555
		Shares	Market Value• ($000)
Utilities (13.4%)
	Eversource Energy	2,980,987	248,227
	WEC Energy Group Inc.	2,795,617	245,036
	American Water Works Co. Inc.	1,604,628	206,451
	FirstEnergy Corp.	4,801,962	186,220
	DTE Energy Co.	1,702,592	183,029
	Entergy Corp.	1,772,267	166,256
	Ameren Corp.	2,187,602	153,920
	CMS Energy Corp.	2,537,086	148,217
	Evergy Inc.	2,006,813	118,984
	Alliant Energy Corp.	2,211,220	105,785
	Edison International	1,682,157	91,358
	AES Corp.	5,893,058	85,390
	CenterPoint Energy Inc.	4,450,266	83,086
	Vistra Energy Corp.	4,330,510	80,634
	NiSource Inc.	3,397,053	77,249
	Pinnacle West Capital Corp.	997,168	73,082
	OGE Energy Corp.	885,146	26,873
	Avangrid Inc.	549,378	23,063
	NRG Energy Inc.	515,933	16,799
			2,319,659
Total Common Stocks (Cost $16,658,295)			17,248,077
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.227%	2,183,332	218,334
		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill, 0.087%, 9/24/20	2,700	2,699

Mid-Cap Value Index Fund
	Face Amount ($000)	Market Value• ($000)
[4] United States Treasury Bill, 0.165%, 11/3/20	1,300	1,299
		3,998
Total Temporary Cash Investments (Cost $222,298)		222,332
Total Investments (101.0%) (Cost $16,880,593)		17,470,409
Other Assets and Liabilities—Net (-1.0%)		(170,318)
Net Assets (100%)		17,300,091
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $206,340,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $214,723,000 was received for securities on loan, of which $195,686,000 is held in Vanguard Market Liquidity Fund and $19,037,000 is held in cash.
4	Securities with a value of $3,998,000 have been segregated as initial margin for open futures contracts.

Mid-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	94	14,524	135
E-mini S&P Mid-Cap 400 Index	September 2020	169	30,067	87
				222

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Raymond James Financial Inc.	9/2/20	BOANA	10,392	(0.183)	—	(17)
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,662,293)	17,252,075
Affiliated Issuers (Cost $218,300)	218,334
Total Investments in Securities	17,470,409
Investment in Vanguard	791
Cash	18,426
Cash Collateral Pledged—Futures Contracts	110
Receivables for Investment Securities Sold	7,616
Receivables for Accrued Income	33,462
Receivables for Capital Shares Issued	15,007
Variation Margin Receivable—Futures Contracts	655
Total Assets	17,546,476
Liabilities
Payables for Investment Securities Purchased	20,503
Collateral for Securities on Loan	214,723
Payables for Capital Shares Redeemed	10,506
Payables to Vanguard	636
Unrealized Depreciation—Over-the-Counter Swap Contracts	17
Total Liabilities	246,385
Net Assets	17,300,091

Mid-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	18,688,698
Total Distributable Earnings (Loss)	(1,388,607)
Net Assets	17,300,091

Investor Shares—Net Assets
Applicable to 1,028,442 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,738
Net Asset Value Per Share—Investor Shares	$37.67

ETF Shares—Net Assets
Applicable to 88,227,946 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,440,470
Net Asset Value Per Share—ETF Shares	$95.67

Admiral Shares—Net Assets
Applicable to 177,990,438 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,820,883
Net Asset Value Per Share—Admiral Shares	$49.56
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Operations

Six Months Ended June 30, 2020
($000)
Investment Income
Income
Dividends	274,853
Interest[1]	183
Securities Lending—Net	582
Total Income	275,618
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,097
Management and Administrative—Investor Shares	34
Management and Administrative—ETF Shares	1,940
Management and Administrative—Admiral Shares	2,300
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	176
Marketing and Distribution—Admiral Shares	301
Custodian Fees	30
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	402
Shareholders’ Reports—Admiral Shares	67
Trustees’ Fees and Expenses	7
Total Expenses	6,357
Net Investment Income	269,261
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(712,521)
Futures Contracts	(6,675)
Swap Contracts	1,234
Realized Net Gain (Loss)	(717,962)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(3,538,207)
Futures Contracts	(372)
Swap Contracts	(17)
Change in Unrealized Appreciation (Depreciation)	(3,538,596)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,987,297)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $173,000, $3,000, and $34,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $473,485,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	269,261	430,970
Realized Net Gain (Loss)	(717,962)	209,834
Change in Unrealized Appreciation (Depreciation)	(3,538,596)	3,954,985
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,987,297)	4,595,789
Distributions[1]
Investor Shares	(570)	(5,474)
ETF Shares	(125,885)	(206,559)
Admiral Shares	(132,117)	(212,912)
Total Distributions	(258,572)	(424,945)
Capital Share Transactions
Investor Shares	(3,134)	(548,822)
ETF Shares	139,348	420,799
Admiral Shares	(129,805)	1,353,600
Net Increase (Decrease) from Capital Share Transactions	6,409	1,225,577
Total Increase (Decrease)	(4,239,460)	5,396,421
Net Assets
Beginning of Period	21,539,551	16,143,130
End of Period	17,300,091	21,539,551
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$46.96	$37.50	$43.89	$38.24	$33.86	$35.19
Investment Operations
Net Investment Income	.561[1,2]	.808[1]	1.001[1,3]	.771[1]	.675	.658
Net Realized and Unrealized Gain (Loss) on Investments	(9.313)	9.566	(6.415)	5.646	4.396	(1.341)
Total from Investment Operations	(8.752)	10.374	(5.414)	6.417	5.071	(.683)
Distributions
Dividends from Net Investment Income	(.538)	(.914)	(.976)	(.767)	(.691)	(.647)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.538)	(.914)	(.976)	(.767)	(.691)	(.647)
Net Asset Value, End of Period	$37.67	$46.96	$37.50	$43.89	$38.24	$33.86
Total Return[4]	-18.61%	27.82%	-12.53%	16.91%	15.11%	-1.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39	$52	$508	$682	$666	$588
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.62%[2]	1.90%	2.29%[3]	1.92%	2.02%	2.01%
Portfolio Turnover Rate[5]	14%	17%	17%	17%	20%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.141 and 0.36%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.111 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$119.27	$95.22	$111.47	$97.12	$85.99	$89.39
Investment Operations
Net Investment Income	1.479[1,2]	2.497[1]	2.645[1,3]	2.116[1]	1.822	1.785
Net Realized and Unrealized Gain (Loss) on Investments	(23.650)	23.996	(16.278)	14.306	11.170	(3.427)
Total from Investment Operations	(22.171)	26.493	(13.633)	16.422	12.992	(1.642)
Distributions
Dividends from Net Investment Income	(1.429)	(2.443)	(2.617)	(2.072)	(1.862)	(1.758)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.429)	(2.443)	(2.617)	(2.072)	(1.862)	(1.758)
Net Asset Value, End of Period	$95.67	$119.27	$95.22	$111.47	$97.12	$85.99
Total Return	-18.59%	27.98%	-12.41%	17.05%	15.26%	-1.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,440	$10,339	$7,898	$8,355	$6,383	$4,351
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.74%[2]	2.26%	2.41%[3]	2.04%	2.14%	2.13%
Portfolio Turnover Rate[4]	14%	17%	17%	17%	20%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.357 and 0.36%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.282 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$61.79	$49.33	$57.74	$50.31	$44.54	$46.30
Investment Operations
Net Investment Income	.768[1,2]	1.303[1]	1.385[1,3]	1.096[1]	.942	.924
Net Realized and Unrealized Gain (Loss) on Investments	(12.258)	12.422	(8.439)	7.407	5.791	(1.775)
Total from Investment Operations	(11.490)	13.725	(7.054)	8.503	6.733	(.851)
Distributions
Dividends from Net Investment Income	(.740)	(1.265)	(1.356)	(1.073)	(.963)	(.909)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.740)	(1.265)	(1.356)	(1.073)	(.963)	(.909)
Net Asset Value, End of Period	$49.56	$61.79	$49.33	$57.74	$50.31	$44.54
Total Return[4]	-18.56%	27.99%	-12.42%	17.04%	15.26%	-1.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,821	$11,148	$7,738	$8,134	$5,949	$3,884
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.74%[2]	2.28%	2.41%[3]	2.04%	2.14%	2.13%
Portfolio Turnover Rate[5]	14%	17%	17%	17%	20%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.185 and 0.36%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.146 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Value Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
During the six months ended June 30, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Mid-Cap Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Mid-Cap Value Index Fund
For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $791,000, representing less than 0.01% of the fund’s net assets and 0.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2020, based on the inputs used to value them:

Mid-Cap Value Index Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	17,248,077	—	—	17,248,077
Temporary Cash Investments	218,334	3,998	—	222,332
Total	17,466,411	3,998	—	17,470,409

Derivative Financial Instruments
Assets
Futures Contracts[1]	655	—	—	655
Liabilities
Swap Contracts	—	17	—	17
1	Represents variation margin on the last day of the reporting period.
D.	As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,902,715
Gross Unrealized Appreciation	2,588,400
Gross Unrealized Depreciation	(2,020,501)
Net Unrealized Appreciation (Depreciation)	567,899
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $1,276,443,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2020, the fund purchased $3,660,352,000 of investment securities and sold $3,862,484,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,046,363,000 and $1,267,491,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2020, such purchases and sales were $575,536,000 and $842,606,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Mid-Cap Value Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,494	120	108,514	2,469
Issued in Lieu of Cash Distributions	570	15	5,246	122
Redeemed[1]	(8,198)	(220)	(662,582)	(15,015)
Net Increase (Decrease)—Investor Shares	(3,134)	(85)	(548,822)	(12,424)
ETF Shares
Issued	1,389,501	14,565	2,203,067	19,724
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,250,153)	(13,025)	(1,782,268)	(15,975)
Net Increase (Decrease)—ETF Shares	139,348	1,540	420,799	3,749
Admiral Shares
Issued[1]	1,386,068	28,071	3,120,071	54,634
Issued in Lieu of Cash Distributions	117,758	2,434	189,632	3,237
Redeemed	(1,633,631)	(32,945)	(1,956,103)	(34,301)
Net Increase (Decrease)—Admiral Shares	(129,805)	(2,440)	1,353,600	23,570
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 11,352,000 and 8,629,000 shares, respectively, in the amount of $503,160,000 from the conversion during the year ended December 31, 2019.
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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Connect with Vanguard®>vanguard.com
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Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636
Vanguard Marketing Corporation, Distributor.
Q982 082020

Semiannual Report | June 30, 2020

Vanguard U.S. Stock Index Funds Large-Capitalization Portfolios

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Growth Index Fund	3

Value Index Fund	23

Large-Cap Index Fund	44

Trustees Approve Advisory Arrangements	67

Liquidity Risk Management	69

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2019	6/30/2020	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,112.49	$0.89
ETF Shares	1,000.00	1,113.03	0.21
Admiral™ Shares	1,000.00	1,113.16	0.26
Institutional Shares	1,000.00	1,113.20	0.21
Value Index Fund
Investor Shares	$1,000.00	$845.17	$0.78
ETF Shares	1,000.00	845.21	0.18
Admiral Shares	1,000.00	845.75	0.23
Institutional Shares	1,000.00	845.79	0.18
Large-Cap Index Fund
Investor Shares	$1,000.00	$977.74	$0.84
ETF Shares	1,000.00	977.89	0.20
Admiral Shares	1,000.00	978.12	0.25
Institutional Shares	1,000.00	978.28	0.20
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,024.02	$0.86
ETF Shares	1,000.00	1,024.66	0.20
Admiral Shares	1,000.00	1,024.61	0.25
Institutional Shares	1,000.00	1,024.66	0.20
Value Index Fund
Investor Shares	$1,000.00	$1,024.02	$0.86
ETF Shares	1,000.00	1,024.66	0.20
Admiral Shares	1,000.00	1,024.61	0.25
Institutional Shares	1,000.00	1,024.66	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,024.02	$0.86
ETF Shares	1,000.00	1,024.66	0.20
Admiral Shares	1,000.00	1,024.61	0.25
Institutional Shares	1,000.00	1,024.66	0.20

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; for the Value Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; and for the Large-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Growth Index Fund

Fund Allocation

As of June 30, 2020

Basic Materials	1.5%
Consumer Goods	4.6
Consumer Services	19.2
Financials	11.5
Health Care	8.0
Industrials	10.4
Oil & Gas	0.6
Technology	43.8
Telecommunications	0.4
Utilities	0.0

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

3

Growth Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)
Basic Materials (1.5%)
	Linde plc	4,148,139	879,862
	Ecolab Inc.	2,020,699	402,018
	Fastenal Co.	4,536,536	194,345
^	International Flavors & Fragrances Inc.	844,727	103,445
	FMC Corp.	1,021,883	101,800
	Albemarle Corp.	418,685	32,327
	CF Industries Holdings Inc.	845,194	23,784
			1,737,581
Consumer Goods (4.6%)
^,*	Tesla Inc.	1,172,222	1,265,777
	NIKE Inc. Class B	9,794,267	960,328
	Colgate-Palmolive Co.	6,765,289	495,625
	Activision Blizzard Inc.	6,085,788	461,911
	Estee Lauder Cos. Inc. Class A	1,597,696	301,453
*	Electronic Arts Inc.	2,280,246	301,107
*	Lululemon Athletica Inc.	932,811	291,046
*	Monster Beverage Corp.	2,911,373	201,816
	McCormick & Co. Inc.	976,356	175,168
	Brown-Forman Corp. Class B	2,440,711	155,376
	Hershey Co.	1,163,810	150,853
	Church & Dwight Co. Inc.	1,941,591	150,085
*	Take-Two Interactive Software Inc.	899,434	125,534
	Clorox Co.	497,866	109,217
*	NVR Inc.	27,631	90,043
	Lamb Weston Holdings Inc.	1,154,612	73,814
	Tiffany & Co.	479,658	58,490
*	LKQ Corp.	2,162,891	56,668
*	Under Armour Inc. Class A	774,227	7,541
*	Under Armour Inc. Class C	743,821	6,575
	Newell Brands Inc.	369	6
			5,438,433
Consumer Services (19.2%)
*	Amazon.com Inc.	3,348,643	9,238,303
	Home Depot Inc.	8,494,953	2,128,071
*	Netflix Inc.	3,373,806	1,535,217
	McDonald’s Corp.	5,873,017	1,083,395
	Costco Wholesale Corp.	3,487,853	1,057,552
	Lowe’s Cos. Inc.	5,963,246	805,754
	Comcast Corp. Class A	17,987,025	701,134
	Starbucks Corp.	9,227,856	679,078
*	Charter Communications Inc. Class A	1,141,515	582,218
*	Booking Holdings Inc.	323,291	514,789
	TJX Cos. Inc.	8,514,715	430,504
	Dollar General Corp.	1,988,295	378,790
*	Uber Technologies Inc.	8,901,852	276,670
*	O’Reilly Automotive Inc.	586,232	247,196
	Ross Stores Inc.	2,806,818	239,253
*	Chipotle Mexican Grill Inc.	220,330	231,867
*	AutoZone Inc.	184,423	208,051
	Yum! Brands Inc.	2,377,280	206,609
*	IAC/InterActiveCorp	625,326	202,230
*	Dollar Tree Inc.	1,873,420	173,629
	Hilton Worldwide Holdings Inc.	2,189,512	160,820
*	Copart Inc.	1,668,204	138,911
	Tractor Supply Co.	912,702	120,285
	Domino’s Pizza Inc.	308,784	114,077
	FactSet Research Systems Inc.	299,295	98,309
^,*	Wayfair Inc.	480,587	94,969
*	Roku Inc.	802,882	93,560
	Expedia Group Inc.	1,068,565	87,836
*	Ulta Beauty Inc.	422,977	86,042
	Marriott International Inc. Class A	959,552	82,262
^,*	Carvana Co.	546,716	65,715
*	Trade Desk Inc. Class A	161,573	65,679
	Wynn Resorts Ltd.	767,520	57,173
*	Lyft Inc. Class A	1,649,211	54,440
*	Burlington Stores Inc.	259,938	51,190

4

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Sirius XM Holdings Inc.	8,657,017	50,817
*	Altice USA Inc. Class A	2,232,757	50,326
	Rollins Inc.	1,166,207	49,436
*	Live Nation Entertainment Inc.	1,106,260	49,041
*	DraftKings Inc. Class A	1,042,035	34,658
	Vail Resorts Inc.	159,158	28,991
^,*	Chewy Inc.	466,013	20,826
^,*	Warner Music Group Corp. Class A	606,879	17,903
			22,593,576
Financials (11.4%)
	Visa Inc. Class A	12,880,761	2,488,177
	Mastercard Inc. Class A	7,059,259	2,087,423
	American Tower Corp.	3,501,484	905,274
	S&P Global Inc.	1,902,775	626,926
	Crown Castle International Corp.	3,291,777	550,879
	Prologis Inc.	5,833,772	544,466
	Equinix Inc.	699,153	491,015
	Marsh & McLennan Cos. Inc.	4,030,166	432,719
	Intercontinental Exchange Inc.	4,322,267	395,920
	Aon plc Class A	1,825,279	351,549
	Moody’s Corp.	1,258,834	345,839
	Digital Realty Trust Inc.	2,119,283	301,171
	Blackstone Group LP Class A	5,290,997	299,788
	SBA Communications Corp. Class A	881,661	262,664
	Public Storage	1,173,551	225,193
*	CoStar Group Inc.	310,913	220,957
	IHS Markit Ltd.	2,835,850	214,107
	MSCI Inc. Class A	627,248	209,388
	Alexandria Real Estate Equities Inc.	996,519	161,685
	Realty Income Corp.	2,711,811	161,353
	Charles Schwab Corp.	4,575,597	154,381
	Arthur J Gallagher & Co.	1,496,959	145,939
	First Republic Bank	1,352,251	143,325
	MarketAxess Holdings Inc.	284,369	142,446
	Invitation Homes Inc.	4,406,728	121,317
	Broadridge Financial Solutions Inc.	906,201	114,353
*	CBRE Group Inc. Class A	2,513,056	113,640
	T. Rowe Price Group Inc.	853,264	105,378
	Sun Communities Inc.	775,568	105,229
	Mid-America Apartment Communities Inc.	902,335	103,471
	Extra Space Storage Inc.	1,020,566	94,270
*	SVB Financial Group	406,663	87,648
	UDR Inc.	2,331,448	87,149
	AvalonBay Communities Inc.	555,229	85,861
	Simon Property Group Inc.	1,206,061	82,470
	Cboe Global Markets Inc.	867,509	80,921
	Regency Centers Corp.	1,341,108	61,543
	Essex Property Trust Inc.	258,700	59,286
	SEI Investments Co.	1,052,704	57,878
	Boston Properties Inc.	552,978	49,978
*	Markel Corp.	51,756	47,780
	Camden Property Trust	393,853	35,927
	Iron Mountain Inc.	1,138,400	29,712
	Federal Realty Investment Trust	299,072	25,484
	Interactive Brokers Group Inc.	575,052	24,020
			13,435,899
Health Care (7.9%)
	Thermo Fisher Scientific Inc.	3,119,557	1,130,340
*	Vertex Pharmaceuticals Inc.	2,047,985	594,550
	Becton Dickinson and Co.	2,329,104	557,285
	Bristol-Myers Squibb Co.	8,936,319	525,456
*	Intuitive Surgical Inc.	921,113	524,878
	Zoetis Inc.	3,751,383	514,089
	Stryker Corp.	2,668,476	480,833
*	Regeneron Pharmaceuticals Inc.	756,905	472,044
	Danaher Corp.	2,516,405	444,976
*	Illumina Inc.	1,161,077	430,005
*	Boston Scientific Corp.	11,254,425	395,143
*	Edwards Lifesciences Corp.	4,894,629	338,268
*	DexCom Inc.	729,439	295,715
*	Centene Corp.	4,574,349	290,700
*	IDEXX Laboratories Inc.	670,858	221,490
	ResMed Inc.	1,142,634	219,386
*	Alexion Pharmaceuticals Inc.	1,657,880	186,080
*	BioMarin Pharmaceutical Inc.	1,428,176	176,151
	Baxter International Inc.	2,002,598	172,424
*	Seattle Genetics Inc.	956,861	162,590
*	Align Technology Inc.	559,664	153,594
*	Incyte Corp.	1,459,018	151,694
*	Moderna Inc.	2,151,127	138,124
*	Alnylam Pharmaceuticals Inc.	906,492	134,260
	Teleflex Inc.	366,484	133,393
	Cooper Cos. Inc.	420,955	119,400
*	Exact Sciences Corp.	1,181,653	102,733

5

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Varian Medical Systems Inc.	718,024	87,972
*	ABIOMED Inc.	337,296	81,477
	West Pharmaceutical Services Inc.	290,869	66,077
*	PPD Inc.	551,112	14,770
*	Jazz Pharmaceuticals plc	104,063	11,482
			9,327,379
Industrials (10.4%)
*	PayPal Holdings Inc.	9,274,180	1,615,840
	Accenture plc Class A	5,031,741	1,080,415
	Union Pacific Corp.	5,359,550	906,139
	Boeing Co.	4,234,365	776,159
	Lockheed Martin Corp.	1,882,766	687,059
	Fidelity National Information Services Inc.	4,880,030	654,363
	Automatic Data Processing Inc.	3,224,885	480,153
*	Fiserv Inc.	4,494,743	438,777
	Global Payments Inc.	2,362,509	400,729
	Sherwin-Williams Co.	645,449	372,973
	United Parcel Service Inc. Class B	2,780,664	309,154
*	Square Inc.	2,867,008	300,864
	Amphenol Corp. Class A	2,336,788	223,888
	Verisk Analytics Inc. Class A	1,281,697	218,145
	Agilent Technologies Inc.	2,432,939	214,999
	Illinois Tool Works Inc.	1,122,814	196,324
	Rockwell Automation Inc.	914,778	194,848
	Waste Connections Inc.	2,075,942	194,703
	Paychex Inc.	2,549,849	193,151
	Cintas Corp.	698,504	186,053
	TransDigm Group Inc.	405,714	179,346
*	FleetCor Technologies Inc.	661,828	166,470
	Equifax Inc.	958,539	164,754
	AMETEK Inc.	1,811,665	161,908
*	Mettler-Toledo International Inc.	188,762	152,057
*	Keysight Technologies Inc.	1,472,636	148,412
	Old Dominion Freight Line Inc.	838,063	142,127
	TransUnion	1,498,360	130,417
	Vulcan Materials Co.	1,045,321	121,100
	Kansas City Southern	749,905	111,953
	Martin Marietta Materials Inc.	491,290	101,486
	Expeditors International of Washington Inc.	1,315,834	100,056
	Xylem Inc.	1,422,382	92,398
	Ball Corp.	1,287,029	89,436
*	Waters Corp.	489,440	88,295
*	Trimble Inc.	1,974,665	85,286
	Wabtec Corp.	1,429,176	82,278
	Fortive Corp.	1,195,890	80,914
	JB Hunt Transport Services Inc.	667,049	80,273
	Jack Henry & Associates Inc.	302,562	55,680
	Masco Corp.	1,043,209	52,379
	HEICO Corp. Class A	575,283	46,736
*	IPG Photonics Corp.	271,886	43,608
	Cognex Corp.	644,748	38,504
	HEICO Corp.	319,604	31,849
	AO Smith Corp.	534,138	25,169
*	XPO Logistics Inc.	180,141	13,916
			12,231,543
Oil & Gas (0.6%)
	EOG Resources Inc.	4,595,993	232,833
	Pioneer Natural Resources Co.	1,301,284	127,136
*	Cheniere Energy Inc.	1,793,842	86,678
	Concho Resources Inc.	1,555,078	80,087
	ONEOK Inc.	1,734,644	57,625
	Hess Corp.	1,092,650	56,610
	Diamondback Energy Inc.	1,247,665	52,177
	Cabot Oil & Gas Corp.	1,575,525	27,068
	Targa Resources Corp.	875,651	17,574
^	Continental Resources Inc.	288,667	5,060
			742,848
Technology (43.8%)
	Microsoft Corp.	59,897,952	12,189,832
	Apple Inc.	30,811,268	11,239,951
*	Facebook Inc. Class A	18,992,386	4,312,601
*	Alphabet Inc. Class A	2,363,087	3,350,975
*	Alphabet Inc. Class C	2,263,691	3,199,976
	NVIDIA Corp.	4,614,779	1,753,201
*	Adobe Inc.	3,805,554	1,656,596
*	salesforce.com Inc.	6,744,875	1,263,517
	Broadcom Inc.	2,999,848	946,782
	Texas Instruments Inc.	7,249,250	920,437
*	ServiceNow Inc.	1,506,261	610,126
	Intuit Inc.	1,956,742	579,567
*	Advanced Micro Devices Inc.	9,250,699	486,679
*	Micron Technology Inc.	8,784,478	452,576
	Applied Materials Inc.	7,238,881	437,590
*	Autodesk Inc.	1,731,283	414,106
	Lam Research Corp.	1,146,596	370,878
	Analog Devices Inc.	2,909,990	356,881
	Roper Technologies Inc.	824,542	320,137
*	Zoom Video Communications Inc. Class A	1,257,293	318,774

6

Growth Index Fund

			Market
			Value•
		Shares	($000)
	L3Harris Technologies Inc.	1,704,981	289,284
*	Workday Inc. Class A	1,374,238	257,477
*	Veeva Systems Inc. Class A	1,065,098	249,680
*	Splunk Inc.	1,254,542	249,277
	KLA Corp.	1,224,679	238,176
*	DocuSign Inc. Class A	1,373,776	236,578
*	Synopsys Inc.	1,191,057	232,256
*	Twilio Inc.	1,016,755	223,096
*	Cadence Design Systems Inc.	2,205,188	211,610
	Microchip Technology Inc.	1,937,673	204,056
*	IQVIA Holdings Inc.	1,432,777	203,282
*	ANSYS Inc.	676,045	197,223
	Xilinx Inc.	1,920,425	188,951
*	Snap Inc.	7,977,468	187,391
*	Okta Inc.	916,914	183,594
*	Twitter Inc.	5,886,953	175,372
*	RingCentral Inc. Class A	608,027	173,294
*	VeriSign Inc.	821,211	169,851
	Skyworks Solutions Inc.	1,317,454	168,450
*	Palo Alto Networks Inc.	723,705	166,213
	Cerner Corp.	2,403,462	164,757
*	Fortinet Inc.	1,084,933	148,929
	Citrix Systems Inc.	974,621	144,156
*	Akamai Technologies Inc.	1,281,021	137,185
	Maxim Integrated Products Inc.	2,104,801	127,572
*	Paycom Software Inc.	392,954	121,710
*	Crowdstrike Holdings Inc. Class A	1,135,387	113,868
^,*	Slack Technologies Inc. Class A	3,195,265	99,341
	SS&C Technologies Holdings Inc.	1,722,045	97,261
*	Datadog Inc. Class A	1,113,165	96,790
*	GoDaddy Inc. Class A	1,304,241	95,640
^,*	VMware Inc. Class A	613,148	94,952
	Motorola Solutions Inc.	672,294	94,209
	Marvell Technology Group Ltd.	2,620,288	91,867
*	Arista Networks Inc.	418,978	87,998
*	Black Knight Inc.	1,126,124	81,712
*	Gartner Inc.	669,731	81,258
*	Pinterest Inc. Class A	3,190,029	70,723
*	Tyler Technologies Inc.	157,135	54,507
^,*	Match Group Inc.	441,248	47,236
*	Dropbox Inc. Class A	1,974,928	42,994
*	ZoomInfo Technologies Inc. Class A	357,467	18,242
			51,499,200
Telecommunications (0.4%)
*	T-Mobile US Inc.	4,810,914	501,057
*	T-Mobile US Inc. Rights Exp. 07/27/2020	2,934,367	493
			501,550
Utilities (0.0%)
	NRG Energy Inc.	458,336	14,923
Total Common Stocks (Cost $59,058,372)		117,522,932
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1,2]	Vanguard Market Liquidity Fund, 0.277%	5,050,897	505,090

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[3]	United States Cash Management Bill, 0.116%, 9/29/20	23,750	23,741
Total Temporary Cash Investments (Cost $528,671)			528,831
Total Investments (100.3%) (Cost $59,587,043)			118,051,763
Other Assets and Liabilities—Net (-0.3%)			(300,023)
Net Assets (100%)			117,751,740

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $361,950,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $363,896,000 was received for securities on loan.
3	Securities with a value of $5,627,000 have been segregated as initial margin for open futures contracts.

7

Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

						($000)
						Value and
			Number of			Unrealized
			Long (Short)		Notional	Appreciation
		Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index		September 2020		628	97,032	(346)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Netflix Inc.	9/2/20	BOANA	41,973	(0.033)	3,530	—
Visa Inc. Class A	9/2/20	BOANA	86,882	(0.083)	—	(793)
					3,530	(793)

1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.

BOANA— Bank of America, N.A.

At June 30, 2020, the counterparty had deposited in a segregated account securities with a value of $1,207,000 in connection with open over-the-counter swap contracts. After June 30, 2020, the counterparty posted additional collateral of $1,581,000 in connection with open over-the-counter swap contracts as of June 30, 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Growth Index Fund

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $59,082,115)	117,546,673
Affiliated Issuers (Cost $504,928)	505,090
Total Investment in Securities	118,051,763
Investment in Vanguard	5,096
Cash	240,408
Receivables for Investment Securities Sold	65
Receivables for Accrued Income	31,635
Receivables for Capital Shares Issued	76,078
Variation Margin Receivable—Futures Contracts	1,013
Unrealized Appreciation—Over-the-Counter Swap Contracts	3,530
Total Assets	118,409,588
Liabilities
Payables for Investment Securities Purchased	1,273
Collateral for Securities on Loan	363,896
Payables for Capital Shares Redeemed	289,216
Payables to Vanguard	2,670
Unrealized Depreciation—Over-the-Counter Swap Contracts	793
Total Liabilities	657,848
Net Assets	117,751,740

9

Growth Index Fund

Statement of Assets and Liabilities (continued)

At June 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	60,045,522
Total Distributable Earnings (Loss)	57,706,218
Net Assets	117,751,740

Investor Shares—Net Assets
Applicable to 5,801,572 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	603,400
Net Asset Value Per Share—Investor Shares	$104.01

ETF Shares—Net Assets
Applicable to 275,202,090 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	55,587,176
Net Asset Value Per Share—ETF Shares	$201.99

Admiral Shares—Net Assets
Applicable to 412,374,233 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,875,660
Net Asset Value Per Share—Admiral Shares	$103.97

Institutional Shares—Net Assets
Applicable to 179,706,823 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,685,504
Net Asset Value Per Share—Institutional Shares	$103.98

See accompanying Notes, which are an integral part of the Financial Statements.

10

Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends	492,884
Interest[1]	1,115
Securities Lending—Net	1,586
Total Income	495,585
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,907
Management and Administrative—Investor Shares	413
Management and Administrative—ETF Shares	7,226
Management and Administrative—Admiral Shares	7,482
Management and Administrative—Institutional Shares	2,699
Marketing and Distribution—Investor Shares	36
Marketing and Distribution—ETF Shares	885
Marketing and Distribution—Admiral Shares	1,079
Marketing and Distribution—Institutional Shares	215
Custodian Fees	305
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	473
Shareholders’ Reports—Admiral Shares	136
Shareholders’ Reports—Institutional Shares	35
Trustees’ Fees and Expenses	37
Total Expenses	22,929
Net Investment Income	472,656
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,763,770
Futures Contracts	(6,620)
Swap Contracts	4,230
Realized Net Gain (Loss)	1,761,380
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	9,697,407
Futures Contracts	(774)
Swap Contracts	1,785
Change in Unrealized Appreciation (Depreciation)	9,698,418
Net Increase (Decrease) in Net Assets Resulting from Operations	11,932,454

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,060,000, $14,000, and $150,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $2,041,874,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	472,656	972,240
Realized Net Gain (Loss)	1,761,380	2,779,185
Change in Unrealized Appreciation (Depreciation)	9,698,418	23,719,802
Net Increase (Decrease) in Net Assets Resulting from Operations	11,932,454	27,471,227
Distributions[1]
Investor Shares	(2,046)	(14,731)
ETF Shares	(220,696)	(434,994)
Admiral Shares	(169,732)	(346,427)
Institutional Shares	(74,540)	(157,719)
Total Distributions	(467,014)	(953,871)
Capital Share Transactions
Investor Shares	(24,186)	(2,755,965)
ETF Shares	3,650,182	2,045,412
Admiral Shares	594,850	3,011,369
Institutional Shares	482,780	(387,427)
Net Increase (Decrease) from Capital Share Transactions	4,703,626	1,913,389
Total Increase (Decrease)	16,169,066	28,430,745
Net Assets
Beginning of Period	101,582,674	73,151,929
End of Period	117,751,740	101,582,674

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Growth Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$93.87	$69.10	$72.36	$57.32	$54.78	$53.71
Investment Operations
Net Investment Income	.367 [1]	.746 [1]	.823 [1]	.750 [1]	.720	.652
Net Realized and Unrealized Gain (Loss) on Investments	10.131	24.802	(3.271)	15.037	2.548	1.054
Total from Investment Operations	10.498	25.548	(2.448)	15.787	3.268	1.706
Distributions
Dividends from Net Investment Income	(.358)	(.778)	(.812)	(.747)	(.728)	(.636)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.358)	(.778)	(.812)	(.747)	(.728)	(.636)
Net Asset Value, End of Period	$104.01	$93.87	$69.10	$72.36	$57.32	$54.78
Total Return[2]	11.25%	37.08%	-3.46%	27.65%	5.99%	3.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$603	$572	$2,654	$3,210	$2,938	$3,038
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.80%	0.92%	1.08%	1.15%	1.31%	1.20%
Portfolio Turnover Rate[3]	3%	11%	11%	8%	11%	9%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Growth Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$182.31	$134.21	$140.55	$111.33	$106.40	$104.33
Investment Operations
Net Investment Income	.833 [1]	1.773 [1]	1.807 [1]	1.626 [1]	1.528	1.420
Net Realized and Unrealized Gain (Loss) on Investments	19.664	48.065	(6.373)	29.200	4.949	2.038
Total from Investment Operations	20.497	49.838	(4.566)	30.826	6.477	3.458
Distributions
Dividends from Net Investment Income	(.817)	(1.738)	(1.774)	(1.606)	(1.547)	(1.388)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.817)	(1.738)	(1.774)	(1.606)	(1.547)	(1.388)
Net Asset Value, End of Period	$201.99	$182.31	$134.21	$140.55	$111.33	$106.40
Total Return	11.30%	37.26%	-3.32%	27.80%	6.13%	3.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$55,587	$46,481	$32,489	$31,399	$23,040	$20,706
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.93%	1.09%	1.21%	1.27%	1.43%	1.34%
Portfolio Turnover Rate[2]	3%	11%	11%	8%	11%	9%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Growth Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$93.84	$69.09	$72.35	$57.31	$54.77	$53.71
Investment Operations
Net Investment Income	.424 [1]	.907 [1]	.921 [1]	.836 [1]	.786	.731
Net Realized and Unrealized Gain (Loss) on Investments	10.122	24.728	(3.274)	15.032	2.550	1.044
Total from Investment Operations	10.546	25.635	(2.353)	15.868	3.336	1.775
Distributions
Dividends from Net Investment Income	(.416)	(.885)	(.907)	(.828)	(.796)	(.715)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.416)	(.885)	(.907)	(.828)	(.796)	(.715)
Net Asset Value, End of Period	$103.97	$93.84	$69.09	$72.35	$57.31	$54.77
Total Return[2]	11.32%	37.23%	-3.34%	27.80%	6.12%	3.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,876	$38,103	$25,609	$26,013	$18,617	$16,777
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.92%	1.08%	1.20%	1.27%	1.43%	1.34%
Portfolio Turnover Rate[3]	3%	11%	11%	8%	11%	9%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Growth Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$93.85	$69.09	$72.35	$57.31	$54.77	$53.70
Investment Operations
Net Investment Income	.429 [1]	.912 [1]	.928 [1]	.841 [1]	.792	.737
Net Realized and Unrealized Gain (Loss) on Investments	10.122	24.742	(3.274)	15.032	2.549	1.053
Total from Investment Operations	10.551	25.654	(2.346)	15.873	3.341	1.790
Distributions
Dividends from Net Investment Income	(.421)	(.894)	(.914)	(.833)	(.801)	(.720)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.421)	(.894)	(.914)	(.833)	(.801)	(.720)
Net Asset Value, End of Period	$103.98	$93.85	$69.09	$72.35	$57.31	$54.77
Total Return	11.32%	37.26%	-3.33%	27.81%	6.13%	3.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,686	$16,426	$12,400	$12,495	$9,733	$9,380
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.93%	1.09%	1.21%	1.28%	1.44%	1.35%
Portfolio Turnover Rate[2]	3%	11%	11%	8%	11%	9%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

17

Growth Index Fund

During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

18

Growth Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

19

Growth Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $5,096,000, representing less than 0.01% of the fund’s net assets and 2.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

20

Growth Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	117,522,932	—	—	117,522,932
Temporary Cash Investments	505,090	23,741	—	528,831
Total	118,028,022	23,741	—	118,051,763
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,013	—	—	1,013
Swap Contracts	—	3,530	—	3,530
Total	1,013	3,530	—	4,543
Liabilities
Swap Contracts	—	793	—	793

1 Represents variation margin on the last day of the reporting period.

D. As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	59,587,043
Gross Unrealized Appreciation	60,335,619
Gross Unrealized Depreciation	(1,868,508)
Net Unrealized Appreciation (Depreciation)	58,467,111

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $2,534,635,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended June 30, 2020, the fund purchased $10,549,864,000 of investment securities and sold $5,881,744,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,111,406,000 and $3,026,156,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended

21

Growth Index Fund

June 30, 2020, such purchases and sales were $326,139,000 and $1,156,225,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	53,940	567	115,764	1,430
Issued in Lieu of Cash Distributions	2,046	23	13,997	169
Redeemed[1]	(80,172)	(886)	(2,885,726)	(33,915)
Net Increase (Decrease)—Investor Shares	(24,186)	(296)	(2,755,965)	(32,316)
ETF Shares
Issued	6,723,439	36,491	9,192,907	56,769
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,073,257)	(16,250)	(7,147,495)	(43,875)
Net Increase (Decrease)—ETF Shares	3,650,182	20,241	2,045,412	12,894
Admiral Shares
Issued[1]	5,697,893	62,214	8,091,333	96,379
Issued in Lieu of Cash Distributions	150,446	1,697	307,364	3,578
Redeemed	(5,253,489)	(57,572)	(5,387,328)	(64,609)
Net Increase (Decrease)—Admiral Shares	594,850	6,339	3,011,369	35,348
Institutional Shares
Issued	1,952,155	20,890	2,191,615	26,273
Issued in Lieu of Cash Distributions	68,700	774	145,866	1,702
Redeemed	(1,538,075)	(16,991)	(2,724,908)	(32,415)
Net Increase (Decrease)—Institutional Shares	482,780	4,673	(387,427)	(4,440)

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 30,063,000 and 30,069,000 shares, respectively, in the amount of $2,572,238,000 from the conversion during the year ended December 31, 2019.

G. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

22

Value Index Fund

Fund Allocation

As of June 30, 2020

Basic Materials	2.1%
Consumer Goods	12.3
Consumer Services	8.9
Financials	20.6
Health Care	20.6
Industrials	11.3
Oil & Gas	5.4
Other	0.0
Technology	8.2
Telecommunications	3.9
Utilities	6.7

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

23

Value Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (99.8%)
Basic Materials (2.1%)
Air Products & Chemicals Inc.	1,460,565	352,668
Newmont Corp.	5,307,746	327,700
Dow Inc.	4,923,350	200,676
PPG Industries Inc.	1,560,104	165,465
Freeport-McMoRan Inc.	9,599,334	111,064
LyondellBasell Industries NV	1,654,826	108,755
International Paper Co.	2,600,250	91,555
Nucor Corp.	1,991,288	82,459
Celanese Corp. Class A	781,423	67,468
Eastman Chemical Co.	897,635	62,511
Albemarle Corp.	353,393	27,285
CF Industries Holdings Inc.	709,554	19,967
Mosaic Co.	1,261,201	15,778
Westlake Chemical Corp.	211,977	11,373
* Arconic Corp.	84	1
		1,644,725
Consumer Goods (12.3%)
Procter & Gamble Co.	16,372,181	1,957,622
PepsiCo Inc.	9,176,966	1,213,746
Coca-Cola Co.	25,564,913	1,142,240
Philip Morris International Inc.	10,297,672	721,455
Mondelez International Inc. Class A	9,440,005	482,668
Altria Group Inc.	12,289,750	482,373
Kimberly-Clark Corp.	2,252,342	318,369
General Mills Inc.	4,008,587	247,129
General Motors Co.	8,520,475	215,568
Constellation Brands Inc. Class A	1,054,628	184,507
Ford Motor Co.	25,838,225	157,096
Archer-Daniels-Midland Co.	3,672,575	146,536
Kraft Heinz Co.	4,443,441	141,701
Aptiv plc	1,773,517	138,193
Corteva Inc.	4,954,775	132,738
DR Horton Inc.	2,285,324	126,721
VF Corp.	2,056,795	125,341
Tyson Foods Inc. Class A	1,946,058	116,199
Lennar Corp. Class A	1,879,542	115,817
Kellogg Co.	1,699,521	112,270
Conagra Brands Inc.	3,059,697	107,610
Garmin Ltd.	947,804	92,411
Clorox Co.	416,560	91,381
Hormel Foods Corp.	1,777,273	85,789
Genuine Parts Co.	906,485	78,828
JM Smucker Co.	716,472	75,810
Hasbro Inc.	859,843	64,445
Campbell Soup Co.	1,296,108	64,326
Fortune Brands Home & Security Inc.	910,108	58,183
PulteGroup Inc.	1,682,407	57,252
Whirlpool Corp.	410,245	53,139
Keurig Dr Pepper Inc.	1,825,754	51,851
Tiffany & Co.	400,312	48,814
BorgWarner Inc.	1,367,642	48,278
Lear Corp.	394,979	43,061
Molson Coors Beverage Co. Class B	1,165,374	40,042
* Mohawk Industries Inc.	377,427	38,407
Newell Brands Inc.	1,270,363	20,173
Bunge Ltd.	449,203	18,476
Tapestry Inc.	917,986	12,191
PVH Corp.	235,842	11,332
Ralph Lauren Corp. Class A	151,006	10,951
Coty Inc. Class A	888,612	3,972
Levi Strauss & Co. Class A	183,883	2,464
Lennar Corp. Class B	14,996	691
		9,458,166
Consumer Services (8.9%)
Walt Disney Co.	11,945,971	1,332,095
Walmart Inc.	9,369,965	1,122,334
Comcast Corp. Class A	15,062,207	587,125
CVS Health Corp.	8,644,926	561,661
Target Corp.	3,306,125	396,504

24

Value Index Fund
			Market
			Value•
		Shares	($000)
	eBay Inc.	4,414,785	231,556
	Walgreens Boots Alliance Inc.	4,930,893	209,021
	Sysco Corp.	3,188,456	174,281
	McKesson Corp.	1,070,422	164,224
	Best Buy Co. Inc.	1,537,439	134,172
	Kroger Co.	3,939,393	133,348
	Southwest Airlines Co.	3,898,539	133,252
*	Liberty Broadband Corp.	959,711	118,966
	Delta Air Lines Inc.	4,219,357	118,353
	Las Vegas Sands Corp.	2,526,243	115,045
*	CarMax Inc.	1,076,603	96,410
	AmerisourceBergen Corp. Class A	941,809	94,906
	ViacomCBS Inc. Class B	3,553,028	82,857
	Omnicom Group Inc.	1,417,391	77,390
	Marriott International Inc. Class A	803,200	68,858
	Darden Restaurants Inc.	850,268	64,425
*	United Airlines Holdings Inc.	1,823,762	63,120
	Advance Auto Parts Inc.	433,912	61,811
	Fox Corp. Class A	2,274,448	61,001
^	Royal Caribbean Cruises Ltd.	1,106,566	55,660
*	DISH Network Corp. Class A	1,606,052	55,425
^	Carnival Corp.	3,162,509	51,928
	MGM Resorts International	2,928,662	49,202
	Interpublic Group of Cos. Inc.	2,566,693	44,044
^	American Airlines Group Inc.	3,276,022	42,818
*	Discovery Communications Inc. Class C	2,144,503	41,303
	News Corp. Class A	3,338,987	39,600
*	Liberty Media Corp-Liberty SiriusXM Class C	1,011,135	34,834
	Aramark	1,511,941	34,125
*,^	DraftKings Inc. Class A	871,361	28,981
	Fox Corp. Class B	1,028,392	27,602
*,^	Discovery Inc. Class A	997,127	21,039
*	Liberty Broadband Corp. Class A	168,228	20,556
*	Liberty Media Corp-Liberty SiriusXM	526,913	18,189
	Nielsen Holdings plc	1,186,430	17,630
	Alaska Air Group Inc.	408,031	14,795
*,^	Norwegian Cruise Line Holdings Ltd.	853,308	14,020
	Kohl’s Corp.	516,185	10,721
	Hyatt Hotels Corp. Class A	118,709	5,970
^	ViacomCBS Inc. Class A	56,108	1,436
	News Corp. Class B	18,801	225
			6,832,818
Financials (20.5%)
*	Berkshire Hathaway Inc. Class B	12,503,571	2,232,012
	JPMorgan Chase & Co.	19,143,211	1,800,610
	Bank of America Corp.	51,636,560	1,226,368
	Citigroup Inc.	13,767,843	703,537
	Wells Fargo & Co.	24,381,701	624,172
	BlackRock Inc.	957,804	521,132
	Goldman Sachs Group Inc.	2,276,201	449,823
	CME Group Inc.	2,371,738	385,502
	American Express Co.	3,993,730	380,203
	Morgan Stanley	7,817,965	377,608
	Truist Financial Corp.	8,909,969	334,569
	US Bancorp	8,964,469	330,072
	Chubb Ltd.	2,537,454	321,292
	Progressive Corp.	3,871,198	310,122
	PNC Financial Services Group Inc.	2,665,215	280,407
	Bank of New York Mellon Corp.	5,272,604	203,786
	Allstate Corp.	2,078,053	201,550
	Travelers Cos. Inc.	1,672,680	190,769
	Capital One Financial Corp.	3,012,657	188,562
	American International Group Inc.	5,696,221	177,608
	Willis Towers Watson plc	852,091	167,819
	MetLife Inc.	4,503,770	164,478
	Aflac Inc.	4,509,033	162,460
	Prudential Financial Inc.	2,612,425	159,097
	Equity Residential	2,462,028	144,817
	Welltower Inc.	2,760,971	142,880
	State Street Corp.	2,211,661	140,551
	Charles Schwab Corp.	3,831,989	129,291
	Ameriprise Financial Inc.	809,177	121,409
	Weyerhaeuser Co.	4,934,355	110,826
	KKR & Co. Inc.	3,510,701	108,410
	Northern Trust Corp.	1,307,679	103,751
	Discover Financial Services	2,026,674	101,516
	Healthpeak Properties Inc.	3,560,514	98,128
	Hartford Financial Services Group Inc.	2,368,762	91,316
	Nasdaq Inc.	760,059	90,804
	Fifth Third Bancorp	4,706,630	90,744
	Ventas Inc.	2,467,308	90,353
	T. Rowe Price Group Inc.	714,773	88,274
	Duke Realty Corp.	2,437,627	86,268

25

Value Index Fund

			Market
			Value•
		Shares	($000)
	M&T Bank Corp.	805,521	83,750
	Synchrony Financial	3,672,071	81,373
	KeyCorp	6,449,754	78,558
	WP Carey Inc.	1,140,476	77,153
	Principal Financial Group Inc.	1,811,320	75,242
*	Arch Capital Group Ltd.	2,549,042	73,030
	E*TRADE Financial Corp.	1,461,425	72,677
	AvalonBay Communities Inc.	464,776	71,873
	Citizens Financial Group Inc.	2,821,115	71,205
	Regions Financial Corp.	6,345,839	70,566
	Simon Property Group Inc.	1,009,401	69,023
	TD Ameritrade Holding Corp.	1,787,237	65,020
	Cincinnati Financial Corp.	1,009,752	64,654
	Annaly Capital Management Inc.	9,458,701	62,049
	Huntington Bancshares Inc.	6,703,237	60,564
	Western Union Co.	2,714,041	58,678
	Fidelity National Financial Inc.	1,874,309	57,466
	Raymond James Financial Inc.	814,754	56,080
	Everest Re Group Ltd.	264,109	54,459
	Loews Corp.	1,579,620	54,165
	Equitable Holdings Inc.	2,678,065	51,660
	WR Berkley Corp.	884,805	50,691
	Host Hotels & Resorts Inc.	4,652,737	50,203
	Essex Property Trust Inc.	215,528	49,393
	Ally Financial Inc.	2,461,991	48,821
	AGNC Investment Corp.	3,691,524	47,621
	Globe Life Inc.	631,783	46,897
	Lincoln National Corp.	1,274,425	46,886
	VEREIT Inc.	7,105,240	45,687
	Alleghany Corp.	89,616	43,835
	Vornado Realty Trust	1,132,655	43,279
	Boston Properties Inc.	464,241	41,958
*	Markel Corp.	43,445	40,107
	Franklin Resources Inc.	1,793,639	37,613
	Camden Property Trust	331,347	30,225
	Iron Mountain Inc.	955,674	24,943
	Federal Realty Investment Trust	251,054	21,392
	Voya Financial Inc.	421,784	19,676
*	Athene Holding Ltd. Class A	613,661	19,140
	Zions Bancorp NA	545,406	18,544
	Reinsurance Group of America Inc.	225,740	17,707
	Comerica Inc.	462,429	17,619
	Kimco Realty Corp.	1,366,833	17,550
	Invesco Ltd.	1,526,937	16,430
	SL Green Realty Corp.	254,748	12,557
*	Berkshire Hathaway Inc. Class A	14	3,742
	Jones Lang LaSalle Inc.	250	26
			15,854,683
Health Care (20.6%)
	Johnson & Johnson	17,423,356	2,450,246
	UnitedHealth Group Inc.	6,271,936	1,849,907
	Merck & Co. Inc.	16,692,809	1,290,855
	Pfizer Inc.	36,736,400	1,201,280
	AbbVie Inc.	11,104,778	1,090,267
	Abbott Laboratories	11,698,027	1,069,551
	Eli Lilly and Co.	5,692,695	934,627
	Amgen Inc.	3,890,175	917,537
	Medtronic plc	8,863,024	812,739
	Gilead Sciences Inc.	8,295,477	638,254
	Cigna Corp.	2,440,337	457,929
	Bristol-Myers Squibb Co.	7,482,893	439,994
	Anthem Inc.	1,667,385	438,489
	Danaher Corp.	2,107,112	372,601
	Humana Inc.	874,326	339,020
*	Biogen Inc.	1,079,194	288,738
	HCA Healthcare Inc.	1,786,535	173,401
	Zimmer Biomet Holdings Inc.	1,367,516	163,227
	Baxter International Inc.	1,677,591	144,441
*	Laboratory Corp. of America Holdings	643,009	106,810
	Quest Diagnostics Inc.	884,888	100,842
	Cardinal Health Inc.	1,930,897	100,773
*	Hologic Inc.	1,708,104	97,362
	Dentsply Sirona Inc.	1,447,874	63,793
*	Elanco Animal Health Inc.	2,634,731	56,515
*	Henry Schein Inc.	942,663	55,042
*	Mylan NV	3,412,813	54,878
	Perrigo Co. plc	899,035	49,690
	Universal Health Services Inc. Class B	486,498	45,191
*	DaVita Inc.	521,515	41,273
*	Jazz Pharmaceuticals plc	87,192	9,621
			15,854,893
Industrials (11.3%)
	Honeywell International Inc.	4,641,789	671,156
	Raytheon Technologies Corp.	10,028,119	617,933
	3M Co.	3,804,113	593,404
	Caterpillar Inc.	3,579,569	452,815
	General Electric Co.	57,847,156	395,096

26

Value Index Fund

			Market
			Value•
		Shares	($000)
	CSX Corp.	5,062,048	353,027
	Deere & Co.	2,069,283	325,188
	Northrop Grumman Corp.	992,362	305,092
	Norfolk Southern Corp.	1,694,024	297,420
	Waste Management Inc.	2,802,371	296,799
	United Parcel Service Inc. Class B	2,328,383	258,870
	DuPont de Nemours Inc.	4,852,527	257,815
	Emerson Electric Co.	3,951,206	245,093
	General Dynamics Corp.	1,613,049	241,086
	Eaton Corp. plc	2,645,404	231,420
	FedEx Corp.	1,554,912	218,030
	TE Connectivity Ltd.	2,181,060	177,865
	PACCAR Inc.	2,287,158	171,194
	Cummins Inc.	975,807	169,068
	Johnson Controls International plc	4,920,449	167,984
	Illinois Tool Works Inc.	940,246	164,402
	Otis Worldwide Corp.	2,864,135	162,855
	Parker-Hannifin Corp.	847,856	155,387
	Stanley Black & Decker Inc.	1,055,302	147,088
	Trane Technologies plc	1,582,134	140,778
	Corning Inc.	5,032,035	130,330
	Carrier Global Corp.	5,727,778	127,271
	Republic Services Inc. Class A	1,369,744	112,387
	WW Grainger Inc.	300,481	94,399
	Dover Corp.	952,080	91,933
	Ball Corp.	1,078,352	74,935
	Jacobs Engineering Group Inc.	860,407	72,962
*	United Rentals Inc.	476,458	71,011
	CH Robinson Worldwide Inc.	890,088	70,370
	Fortive Corp.	1,000,926	67,723
*	Ingersoll Rand Inc.	2,340,818	65,824
	Avery Dennison Corp.	550,638	62,822
	Packaging Corp. of America	626,592	62,534
*	Crown Holdings Inc.	889,477	57,932
	Snap-on Inc.	358,524	49,659
	Textron Inc.	1,500,760	49,390
	Westrock Co.	1,709,017	48,297
	Huntington Ingalls Industries Inc.	266,893	46,570
	Hubbell Inc. Class B	357,001	44,754
	Masco Corp.	875,835	43,976
	Pentair plc	550,680	20,920
*	Sensata Technologies Holding plc	523,201	19,479
*	XPO Logistics Inc.	151,185	11,679
			8,714,022
Oil & Gas (5.3%)
	Exxon Mobil Corp.	27,961,343	1,250,431
	Chevron Corp.	12,346,401	1,101,669
	ConocoPhillips	7,091,510	297,985
	Phillips 66	2,887,396	207,604
	Kinder Morgan Inc.	12,712,131	192,843
	Schlumberger Ltd.	9,173,243	168,696
	Marathon Petroleum Corp.	4,299,604	160,719
	Valero Energy Corp.	2,695,859	158,571
	Williams Cos. Inc.	8,022,310	152,584
	Occidental Petroleum Corp.	5,950,419	108,893
	Halliburton Co.	5,219,338	67,747
	Baker Hughes Co. Class A	4,328,860	66,621
	ONEOK Inc.	1,451,335	48,213
	Hess Corp.	911,395	47,219
	Apache Corp.	1,256,263	16,960
	Marathon Oil Corp.	2,631,619	16,106
	National Oilwell Varco Inc.	1,292,319	15,831
	Devon Energy Corp.	1,273,554	14,442
	Noble Energy Inc.	1,590,566	14,252
	HollyFrontier Corp.	484,942	14,160
			4,121,546
Other (0.0%)[1]
*,§	American International Group Inc. Warrants Exp. 01/19/2021	41,903	—

Technology (8.2%)
	Intel Corp.	27,999,812	1,675,229
	Cisco Systems Inc.	25,130,486	1,172,086
	Oracle Corp.	13,556,205	749,251
	International Business Machines Corp.	5,871,910	709,151
	QUALCOMM Inc.	7,439,024	678,513
	Cognizant Technology Solutions Corp. Class A	3,574,678	203,113
	HP Inc.	9,455,720	164,813
	CDW Corp.	940,951	109,320
*	Dell Technologies Inc.	1,593,717	87,559
*	Qorvo Inc.	758,652	83,854
	Western Digital Corp.	1,882,878	83,129
	Hewlett Packard Enterprise Co.	8,479,505	82,506
	Motorola Solutions Inc.	562,387	78,807
	Marvell Technology Group Ltd.	2,192,083	76,854
	Seagate Technology plc	1,442,348	69,824
	NortonLifeLock Inc.	3,505,448	69,513
	NetApp Inc.	1,461,318	64,839

27

Value Index Fund

		Market
		Value•
	Shares	($000)
* F5 Networks Inc.	401,985	56,069
Juniper Networks Inc.	2,185,739	49,966
Leidos Holdings Inc.	471,476	44,163
Xerox Holdings Corp.	602,053	9,205
		6,317,764
Telecommunications (3.9%)
Verizon Communications Inc.	27,367,527	1,508,772
AT&T Inc.	47,120,243	1,424,445
CenturyLink Inc.	7,256,828	72,786
* T-Mobile US Inc.	3	—
* T-Mobile US Inc. Rights Exp. 07/27/2020	3	—

		3,006,003
Utilities (6.7%)
NextEra Energy Inc.	3,236,834	777,391
Dominion Energy Inc.	5,549,831	450,535
Duke Energy Corp.	4,861,478	388,384
Southern Co.	6,990,082	362,436
American Electric Power Co. Inc.	3,277,916	261,053
Exelon Corp.	6,440,827	233,738
Sempra Energy	1,933,549	226,670
Xcel Energy Inc.	3,473,637	217,102
Eversource Energy	2,224,866	185,265
WEC Energy Group Inc.	2,085,982	182,836
Public Service Enterprise Group Inc.	3,343,538	164,368
Consolidated Edison Inc.	2,209,874	158,956
American Water Works Co. Inc.	1,196,800	153,980
FirstEnergy Corp.	3,583,524	138,969
DTE Energy Co.	1,270,303	136,558
Edison International	2,499,329	135,739
PPL Corp.	5,080,631	131,284
Entergy Corp.	1,323,762	124,182
Ameren Corp.	1,631,892	114,820
CMS Energy Corp.	1,893,310	110,607
Evergy Inc.	1,498,960	88,873
Alliant Energy Corp.	1,650,436	78,957
AES Corp.	4,392,431	63,646
CenterPoint Energy Inc.	3,320,045	61,985
Vistra Energy Corp.	3,226,734	60,082
NiSource Inc.	2,527,890	57,484
Pinnacle West Capital Corp.	742,519	54,419
OGE Energy Corp.	665,689	20,210
Avangrid Inc.	410,479	17,232
NRG Energy Inc.	384,634	12,524
		5,170,285
Total Common Stocks (Cost $70,819,145)		76,974,905
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund, 0.227%	1,786,588	178,659

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4] United States Cash Management Bill, 0.100%–0.103%, 7/14/20	10,000	9,999
[4] United States Cash Management Bill, 0.210%, 9/15/20	1,900	1,899
[4] United States Cash Management Bill, 0.116%, 9/29/20	900	900
[4] United States Treasury Bill, 0.120%, 7/30/20	310	310
		13,108
Total Temporary Cash Investments (Cost $191,727)		191,767
Total Investments (100.0%) (Cost $71,010,872)		77,166,672
Other Assets and Liabilities— Net (0.0%)[3]		(6,338)
Net Assets (100%)		77,160,334

Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $113,303,000.
§	Security value determined using significant unobservable inputs.
1	“Other” represents securities that are not classified by the fund’s benchmark index.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $121,315,000 was received for securities on loan.
4	Securities with a value of $7,262,000 have been segregated as initial margin for open futures contracts.

28

Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
	Number of				Unrealized
	Long (Short		)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	598		92,397	1,927

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation	)
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
AbbVie Inc.	9/2/20	BOANA	50,969	(0.182)		3,023	—
Keurig Dr Pepper Inc.	9/2/20	BOANA	13,960	(0.182)		238	—
Kroger Co.	2/2/21	GSI	32,080	(0.194)		1,768	—
						5,029	—

1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.

BOANA—Bank of America NA.

GSI—Goldman Sachs International.

At June 30, 2020, the counterparties had deposited in segregated accounts securities with a value of $4,249,000 in connection with open over-the-counter swap contracts. After June 30, 2020, the counterparty posted additional collateral of $1,221,000 in connection with open over-the-counter swap contracts as of June 30, 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Value Index Fund

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $70,832,254)	76,988,013
Affiliated Issuers (Cost $178,618)	178,659
Total Investments in Securities	77,166,672
Investment in Vanguard	3,590
Cash	1,577
Receivables for Accrued Income	111,978
Receivables for Capital Shares Issued	3,149
Variation Margin Receivable—Futures Contracts	1,271
Unrealized Appreciation—Over-the-Counter Swap Contracts	5,029
Total Assets	77,293,266
Liabilities
Payables for Investment Securities Purchased	10
Collateral for Securities on Loan	121,315
Payables for Capital Shares Redeemed	9,880
Payables to Vanguard	1,727
Total Liabilities	132,932
Net Assets	77,160,334

30

Value Index Fund

Statement of Assets and Liabilities (continued)

At June 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	71,960,790
Total Distributable Earnings (Loss)	5,199,544
Net Assets	77,160,334

Investor Shares—Net Assets
Applicable to 6,453,346 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	251,121
Net Asset Value Per Share—Investor Shares	$38.91

ETF Shares—Net Assets
Applicable to 476,349,363 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	47,501,678
Net Asset Value Per Share—ETF Shares	$99.72

Admiral Shares—Net Assets
Applicable to 486,528,694 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,926,669
Net Asset Value Per Share—Admiral Shares	$38.90

Institutional Shares—Net Assets
Applicable to 269,430,760 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,480,866
Net Asset Value Per Share—Institutional Shares	$38.90

See accompanying Notes, which are an integral part of the Financial Statements.

31

Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends	1,223,028
Interest[1]	906
Securities Lending—Net	1,433
Total Income	1,225,367
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,684
Management and Administrative—Investor Shares	205
Management and Administrative—ETF Shares	6,790
Management and Administrative—Admiral Shares	3,686
Management and Administrative—Institutional Shares	1,725
Marketing and Distribution—Investor Shares	19
Marketing and Distribution—ETF Shares	1,072
Marketing and Distribution—Admiral Shares	621
Marketing and Distribution—Institutional Shares	149
Custodian Fees	241
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	791
Shareholders’ Reports—Admiral Shares	83
Shareholders’ Reports—Institutional Shares	43
Trustees’ Fees and Expenses	28
Total Expenses	17,138
Net Investment Income	1,208,229
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	499,029
Futures Contracts	(36,426)
Swap Contracts	1,557
Realized Net Gain (Loss)	464,160
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(15,621,534)
Futures Contracts	1,185
Swap Contracts	4,647
Change in Unrealized Appreciation (Depreciation)	(15,615,702)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,943,313)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $847,000, ($332,000), and $39,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,398,593,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,208,229	2,219,611
Realized Net Gain (Loss)	464,160	1,616,230
Change in Unrealized Appreciation (Depreciation)	(15,615,702)	14,492,268
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,943,313)	18,328,109
Distributions[1]
Investor Shares	(3,786)	(20,395)
ETF Shares	(733,885)	(1,342,434)
Admiral Shares	(287,901)	(535,578)
Institutional Shares	(160,410)	(303,775)
Total Distributions	(1,185,982)	(2,202,182)
Capital Share Transactions
Investor Shares	(22,038)	(1,265,828)
ETF Shares	878,543	4,609,618
Admiral Shares	207,537	2,004,934
Institutional Shares	92,801	456,273
Net Increase (Decrease) from Capital Share Transactions	1,156,843	5,804,997
Total Increase (Decrease)	(13,972,452)	21,930,924
Net Assets
Beginning of Period	91,132,786	69,201,862
End of Period	77,160,334	91,132,786

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Value Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$46.78	$38.18	$41.42	$36.24	$31.82	$32.95
Investment Operations
Net Investment Income	.587 [1]	1.093 [1]	1.009 [1]	.918 [1]	.850	.782
Net Realized and Unrealized Gain (Loss) on Investments	(7.886)	8.623	(3.261)	5.166	4.415	(1.130)
Total from Investment Operations	(7.299)	9.716	(2.252)	6.084	5.265	(.348)
Distributions
Dividends from Net Investment Income	(.571)	(1.116)	(.988)	(.904)	(.845)	(.782)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.571)	(1.116)	(.988)	(.904)	(.845)	(.782)
Net Asset Value, End of Period	$38.91	$46.78	$38.18	$41.42	$36.24	$31.82
Total Return[2]	-15.48%	25.67%	-5.55%	16.99%	16.75%	-1.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$251	$328	$1,381	$1,626	$1,587	$1,397
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.86%	2.58%	2.43%	2.40%	2.64%	2.44%
Portfolio Turnover Rate[3]	4%	12%	8%	9%	7%	8%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Value Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$119.90	$97.84	$106.14	$92.87	$81.56	$84.45
Investment Operations
Net Investment Income	1.567 [1]	3.046 [1]	2.722 [1]	2.473 [1]	2.282	2.123
Net Realized and Unrealized Gain (Loss) on Investments	(20.212)	22.014	(8.352)	13.234	11.301	(2.890)
Total from Investment Operations	(18.645)	25.060	(5.630)	15.707	13.583	(.767)
Distributions
Dividends from Net Investment Income	(1.535)	(3.000)	(2.670)	(2.437)	(2.273)	(2.123)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.535)	(3.000)	(2.670)	(2.437)	(2.273)	(2.123)
Net Asset Value, End of Period	$99.72	$119.90	$97.84	$106.14	$92.87	$81.56
Total Return	-15.48%	25.85%	-5.39%	17.12%	16.88%	-0.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47,502	$55,909	$41,510	$36,560	$27,126	$18,648
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.99%	2.76%	2.56%	2.52%	2.76%	2.58%
Portfolio Turnover Rate[2]	4%	12%	8%	9%	7%	8%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Value Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$46.77	$38.17	$41.41	$36.23	$31.82	$32.94
Investment Operations
Net Investment Income	.609 [1]	1.185 [1]	1.059 [1]	.965 [1]	.890	.829
Net Realized and Unrealized Gain (Loss) on Investments	(7.882)	8.581	(3.261)	5.165	4.407	(1.121)
Total from Investment Operations	(7.273)	9.766	(2.202)	6.130	5.297	(.292)
Distributions
Dividends from Net Investment Income	(.597)	(1.166)	(1.038)	(.950)	(.887)	(.828)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.597)	(1.166)	(1.038)	(.950)	(.887)	(.828)
Net Asset Value, End of Period	$38.90	$46.77	$38.17	$41.41	$36.23	$31.82
Total Return[2]	-15.43%	25.82%	-5.43%	17.13%	16.86%	-0.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,927	$22,414	$16,522	$16,778	$13,424	$10,408
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.98%	2.75%	2.55%	2.52%	2.76%	2.58%
Portfolio Turnover Rate[3]	4%	12%	8%	9%	7%	8%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Value Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$46.77	$38.17	$41.41	$36.23	$31.82	$32.94
Investment Operations
Net Investment Income	.612 [1]	1.189 [1]	1.063 [1]	.969 [1]	.893	.831
Net Realized and Unrealized Gain (Loss) on Investments	(7.883)	8.581	(3.260)	5.165	4.407	(1.120)
Total from Investment Operations	(7.271)	9.770	(2.197)	6.134	5.300	(.289)
Distributions
Dividends from Net Investment Income	(.599)	(1.170)	(1.043)	(.954)	(.890)	(.831)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.599)	(1.170)	(1.043)	(.954)	(.890)	(.831)
Net Asset Value, End of Period	$38.90	$46.77	$38.17	$41.41	$36.23	$31.82
Total Return	-15.42%	25.83%	-5.42%	17.14%	16.87%	-0.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,481	$12,481	$9,789	$10,085	$8,684	$7,176
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.99%	2.76%	2.56%	2.53%	2.77%	2.59%
Portfolio Turnover Rate[2]	4%	12%	8%	9%	7%	8%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

38

Value Index Fund

During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

39

Value Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

40

Value Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $3,590,000, representing less than 0.01% of the fund’s net assets and 1.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

41

Value Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	76,974,905	—	—	76,974,905
Temporary Cash Investments	178,659	13,108	—	191,767
Total	77,153,564	13,108	—	77,166,672
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,271	—	—	1,271
Swap Contracts	—	5,029	—	5,029
Total	1,271	5,029	—	6,300

1 Represents variation margin on the last day of the reporting period.

D. As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	71,010,872
Gross Unrealized Appreciation	14,154,664
Gross Unrealized Depreciation	(7,991,908)
Net Unrealized Appreciation (Depreciation)	6,162,756

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $1,465,507,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended June 30, 2020, the fund purchased $8,029,473,000 of investment securities and sold $6,812,024,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,928,144,000 and $3,412,009,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2020, such purchases and sales were $1,253,744,000 and $716,355,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

42

Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	17,241	429	288,447	6,573
Issued in Lieu of Cash Distributions	3,786	107	19,467	454
Redeemed[1]	(43,065)	(1,096)	(1,573,742)	(36,175)
Net Increase (Decrease)—Investor Shares	(22,038)	(560)	(1,265,828)	(29,148)
ETF Shares
Issued	4,302,098	43,367	11,138,392	101,457
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,423,555)	(33,325)	(6,528,774)	(59,400)
Net Increase (Decrease)—ETF Shares	878,543	10,042	4,609,618	42,057
Admiral Shares
Issued[1]	3,016,474	77,908	4,731,989	110,113
Issued in Lieu of Cash Distributions	248,800	6,998	457,063	10,403
Redeemed	(3,057,737)	(77,597)	(3,184,118)	(74,178)
Net Increase (Decrease)—Admiral Shares	207,537	7,309	2,004,934	46,338
Institutional Shares
Issued	999,805	25,080	2,536,818	58,769
Issued in Lieu of Cash Distributions	145,075	4,082	278,501	6,344
Redeemed	(1,052,079)	(26,596)	(2,359,046)	(54,713)
Net Increase (Decrease)—Institutional Shares	92,801	2,566	456,273	10,400

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 26,970,000 and 26,976,000 shares, respectively, in the amount of $1,174,229,000 from the conversion during the year ended December 31, 2019.

G. In July 2020, the board of trustees approved an agreement and plan of reorganization whereby Vanguard U.S. Value Fund would be reorganized into Vanguard Value Index Fund. This reorganization requires approval by Vanguard U.S. Value Fund shareholders and will be submitted to shareholders at a special meeting to be held on or about January 22, 2021.

Management has determined that no other events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

43

Large-Cap Index Fund

Fund Allocation

As of June 30, 2020

Basic Materials	1.8%
Consumer Goods	8.0
Consumer Services	14.7
Financials	15.5
Health Care	13.5
Industrials	10.8
Oil & Gas	2.7
Other	0.0
Technology	28.2
Telecommunications	1.9
Utilities	2.9

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, at-tempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

44

Large-Cap Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)
Basic Materials (1.8%)
	Linde plc	526,587	111,694
	Air Products & Chemicals Inc.	221,443	53,470
	Ecolab Inc.	256,519	51,034
	Newmont Corp.	804,753	49,685
	Dow Inc.	744,617	30,351
	PPG Industries Inc.	236,663	25,101
	Fastenal Co.	575,955	24,674
	Freeport-McMoRan Inc.	1,455,797	16,844
	LyondellBasell Industries NV Class A	250,901	16,489
	International Paper Co.	393,963	13,871
^	International Flavors & Fragrances Inc.	107,148	13,121
	FMC Corp.	129,791	12,930
	Nucor Corp.	301,941	12,503
	Celanese Corp. Class A	118,507	10,232
	Eastman Chemical Co.	136,226	9,487
	Albemarle Corp.	106,602	8,231
	CF Industries Holdings Inc.	214,310	6,031
	Mosaic Co.	189,885	2,375
	Westlake Chemical Corp.	31,965	1,715
			469,838
Consumer Goods (8.0%)
	Procter & Gamble Co.	2,482,318	296,811
	PepsiCo Inc.	1,391,245	184,006
	Coca-Cola Co.	3,875,750	173,168
*	Tesla Inc.	148,808	160,684
	NIKE Inc. Class B	1,243,346	121,910
	Philip Morris International Inc.	1,561,308	109,385
	Mondelez International Inc. Class A	1,431,294	73,182
	Altria Group Inc.	1,863,333	73,136
	Colgate-Palmolive Co.	858,820	62,917
	Activision Blizzard Inc.	772,558	58,637
	Kimberly-Clark Corp.	341,458	48,265
	Estee Lauder Cos. Inc. Class A	202,835	38,271
*	Electronic Arts Inc.	289,469	38,224
	General Mills Inc.	607,755	37,468
*	Lululemon Athletica Inc.	118,414	36,946
	General Motors Co.	1,291,419	32,673
	Constellation Brands Inc. Class A	159,867	27,969
	Clorox Co.	126,278	27,702
*	Monster Beverage Corp.	369,558	25,618
	Ford Motor Co.	3,916,680	23,813
	McCormick & Co. Inc.	123,956	22,239
	Archer-Daniels-Midland Co.	556,465	22,203
	Kraft Heinz Co.	673,755	21,486
	Aptiv plc	268,765	20,942
	Corteva Inc.	751,270	20,126
	Brown-Forman Corp. Class B	309,894	19,728
	DR Horton Inc.	346,232	19,199
	Hershey Co.	147,777	19,155
	Church & Dwight Co. Inc.	246,566	19,060
	VF Corp.	311,878	19,006
	Tyson Foods Inc. Class A	295,250	17,629
	Lennar Corp. Class A	280,002	17,254
	Kellogg Co.	257,660	17,021
	Conagra Brands Inc.	463,935	16,317
*	Take-Two Interactive Software Inc.	114,264	15,948
	Tiffany & Co.	121,695	14,839
	Garmin Ltd.	143,651	14,006
	Hormel Foods Corp.	269,613	13,014
	Genuine Parts Co.	137,416	11,950
	JM Smucker Co.	108,731	11,505
*	NVR Inc.	3,522	11,477
	Keurig Dr Pepper Inc.	352,891	10,022
	Hasbro Inc.	130,479	9,779
	Campbell Soup Co.	196,657	9,760
	Lamb Weston Holdings Inc.	146,443	9,362
	Fortune Brands Home & Security Inc.	138,433	8,850
	PulteGroup Inc.	255,337	8,689

45

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Whirlpool Corp.	62,330	8,074
	BorgWarner Inc.	208,037	7,344
*	LKQ Corp.	273,818	7,174
	Lear Corp.	60,077	6,550
	Molson Coors Beverage Co. Class B	177,437	6,097
*	Mohawk Industries Inc.	57,566	5,858
	Newell Brands Inc.	191,242	3,037
	Bunge Ltd.	67,621	2,781
	Tapestry Inc.	138,185	1,835
	PVH Corp.	35,484	1,705
	Ralph Lauren Corp. Class A	22,730	1,648
*	Under Armour Inc. Class A	118,958	1,159
*	Under Armour Inc. Class C	70,310	622
	Coty Inc. Class A	133,706	598
	Lennar Corp. Class B	8,760	404
	Levi Strauss & Co. Class A	27,703	371
			2,126,608
Consumer Services (14.7%)
*	Amazon.com Inc.	425,101	1,172,777
	Home Depot Inc.	1,078,403	270,151
	Walt Disney Co.	1,811,112	201,957
*	Netflix Inc.	440,992	200,669
	Comcast Corp. Class A	4,566,959	178,020
	Walmart Inc.	1,420,673	170,168
	McDonald’s Corp.	745,576	137,536
	Costco Wholesale Corp.	442,753	134,247
	Lowe’s Cos. Inc.	757,016	102,288
	Starbucks Corp.	1,171,467	86,208
	CVS Health Corp.	1,310,620	85,151
*	Charter Communications Inc. Class A	144,925	73,918
*	Booking Holdings Inc.	41,023	65,323
	Target Corp.	501,269	60,117
	TJX Cos. Inc.	1,081,001	54,655
	Dollar General Corp.	252,399	48,085
*	Uber Technologies Inc.	1,130,161	35,125
	eBay Inc.	669,266	35,103
	Walgreens Boots Alliance Inc.	747,572	31,690
*	O’Reilly Automotive Inc.	74,428	31,384
	Ross Stores Inc.	356,335	30,374
*	Chipotle Mexican Grill Inc.	27,960	29,424
	Sysco Corp.	483,461	26,426
*	AutoZone Inc.	23,422	26,423
	Yum! Brands Inc.	301,790	26,229
*	IAC/InterActiveCorp	79,424	25,686
	Kroger Co.	748,828	25,348
	McKesson Corp.	162,277	24,897
*	Dollar Tree Inc.	237,873	22,046
	Marriott International Inc. Class A	243,831	20,904
	Hilton Worldwide Holdings Inc.	278,032	20,421
	Best Buy Co. Inc.	233,101	20,343
	Southwest Airlines Co.	591,028	20,201
	Delta Air Lines Inc.	639,580	17,940
*	Liberty Broadband Corp.	142,546	17,670
*	Copart Inc.	211,838	17,640
	Las Vegas Sands Corp.	382,698	17,428
	Tractor Supply Co.	115,933	15,279
*	CarMax Inc.	163,172	14,612
	Domino’s Pizza Inc.	39,232	14,494
	AmerisourceBergen Corp. Class A	142,764	14,386
	ViacomCBS Inc. Class B	540,123	12,596
	FactSet Research Systems Inc.	38,016	12,487
*	Wayfair Inc.	61,078	12,070
*	Roku Inc.	102,017	11,888
	Omnicom Group Inc.	214,844	11,730
	Expedia Group Inc.	135,810	11,164
*	Ulta Beauty Inc.	53,646	10,913
	Fox Corp. Class A	373,567	10,019
	Darden Restaurants Inc.	129,066	9,779
*	United Airlines Holdings Inc.	276,710	9,577
	Advance Auto Parts Inc.	65,839	9,379
*	DraftKings Inc. Class A	264,283	8,790
^	Royal Caribbean Cruises Ltd.	168,218	8,461
*	DISH Network Corp. Class A	243,495	8,403
*	Carvana Co.	69,366	8,338
*	Trade Desk Inc. Class A	20,499	8,333
^	Carnival Corp.	480,329	7,887
	MGM Resorts International	445,060	7,477
	Wynn Resorts Ltd.	97,343	7,251
*	Lyft Inc. Class A	209,154	6,904
	Interpublic Group of Cos. Inc.	390,188	6,696
^	American Airlines Group Inc.	498,286	6,513
*	Burlington Stores Inc.	32,981	6,495
	Sirius XM Holdings Inc.	1,099,128	6,452
*	Altice USA Inc. Class A	283,115	6,381
	Rollins Inc.	147,882	6,269
*	Discovery Communications Inc. Class C	324,888	6,257
*	Live Nation Entertainment Inc.	140,276	6,218
*	Liberty Media Corp-Liberty SiriusXM Class C	152,292	5,246
	Aramark	227,933	5,144
	News Corp. Class A	383,331	4,546
	Vail Resorts Inc.	20,087	3,659

46

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Liberty Broadband Corp. Class A	28,449	3,476
	Fox Corp. Class B	127,001	3,409
^,*	Discovery Inc. Class A	151,624	3,199
*	Liberty Media Corp-Liberty SiriusXM	81,273	2,806
	Nielsen Holdings plc	178,598	2,654
*	Chewy Inc.	59,090	2,641
^,*	Warner Music Group Corp. Class A	76,924	2,269
	Alaska Air Group Inc.	61,432	2,227
*	Norwegian Cruise Line Holdings Ltd.	128,451	2,110
	Kohl’s Corp.	77,711	1,614
	News Corp. Class B	126,324	1,510
	Hyatt Hotels Corp. Class A	17,867	898
	ViacomCBS Inc. Class A	7,216	185
			3,915,063
Financials (15.4%)
*	Berkshire Hathaway Inc. Class B	1,886,657	336,787
	Visa Inc. Class A	1,691,625	326,771
	JPMorgan Chase & Co.	2,902,411	273,001
	Mastercard Inc. Class A	896,118	264,982
	Bank of America Corp.	7,829,168	185,943
	American Tower Corp.	444,492	114,919
	Citigroup Inc.	2,087,353	106,664
	Wells Fargo & Co.	3,696,620	94,633
	S&P Global Inc.	241,545	79,584
	BlackRock Inc.	145,198	79,001
	Crown Castle International Corp.	417,880	69,932
	Prologis Inc.	740,554	69,116
	Goldman Sachs Group Inc.	344,862	68,152
	Equinix Inc.	88,752	62,331
	CME Group Inc.	359,577	58,446
	American Express Co.	605,433	57,637
	Morgan Stanley	1,185,007	57,236
	Marsh & McLennan Cos. Inc.	511,625	54,933
	Truist Financial Corp.	1,351,043	50,732
	Intercontinental Exchange Inc.	548,749	50,265
	US Bancorp	1,359,247	50,047
	Chubb Ltd.	384,688	48,709
	Progressive Corp.	586,900	47,017
	Aon plc Class A	231,719	44,629
	Moody’s Corp.	159,796	43,901
	PNC Financial Services Group Inc.	404,143	42,520
	Charles Schwab Corp.	1,161,836	39,200
	Digital Realty Trust Inc.	269,070	38,238
	Blackstone Group LP Class A	671,705	38,059
	SBA Communications Corp. Class A	111,926	33,345
	Bank of New York Mellon Corp.	799,134	30,887
	Allstate Corp.	314,987	30,551
	Travelers Cos. Inc.	253,548	28,917
	Public Storage	148,980	28,588
	Capital One Financial Corp.	456,648	28,582
*	CoStar Group Inc.	39,477	28,055
	IHS Markit Ltd.	359,999	27,180
	American International Group Inc.	863,571	26,926
	T. Rowe Price Group Inc.	216,773	26,771
	MSCI Inc. Class A	79,625	26,580
	Willis Towers Watson plc	129,106	25,427
	MetLife Inc.	682,508	24,925
	Aflac Inc.	683,448	24,625
	Prudential Financial Inc.	396,039	24,119
	Equity Residential	373,134	21,948
	AvalonBay Communities Inc.	141,109	21,821
	Welltower Inc.	418,589	21,662
	State Street Corp.	335,277	21,307
	Simon Property Group Inc.	306,557	20,962
	Alexandria Real Estate Equities Inc.	126,547	20,532
	Realty Income Corp.	344,341	20,488
	Arthur J Gallagher & Co.	190,123	18,535
	Ameriprise Financial Inc.	122,650	18,402
	First Republic Bank	171,757	18,205
	MarketAxess Holdings Inc.	36,109	18,088
	Weyerhaeuser Co.	748,082	16,802
	KKR & Co. Inc.	532,168	16,433
	Northern Trust Corp.	198,199	15,725
	Invitation Homes Inc.	559,753	15,410
	Discover Financial Services	307,152	15,385
	Essex Property Trust Inc.	65,585	15,030
	Healthpeak Properties Inc.	539,638	14,872
	Broadridge Financial Solutions Inc.	115,140	14,530
*	CBRE Group Inc. Class A	319,286	14,438
	Hartford Financial Services Group Inc.	359,041	13,841
	Nasdaq Inc.	115,197	13,763
	Fifth Third Bancorp	713,702	13,760
	Ventas Inc.	374,044	13,697
	Sun Communities Inc.	98,541	13,370
	Mid-America Apartment Communities Inc.	114,659	13,148
	Duke Realty Corp.	369,358	13,072
	M&T Bank Corp.	122,175	12,703
	Boston Properties Inc.	140,183	12,670
	Synchrony Financial	556,089	12,323

47

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Markel Corp.	13,097	12,091
	Extra Space Storage Inc.	129,446	11,957
	KeyCorp	977,801	11,910
	WP Carey Inc.	172,851	11,693
	Principal Financial Group Inc.	274,530	11,404
*	SVB Financial Group	51,645	11,131
*	Arch Capital Group Ltd.	386,644	11,077
	UDR Inc.	295,639	11,051
	E*TRADE Financial Corp.	221,675	11,024
	Citizens Financial Group Inc.	427,684	10,795
	Regions Financial Corp.	963,152	10,710
	Cboe Global Markets Inc.	110,030	10,264
	TD Ameritrade Holding Corp.	271,633	9,882
	Cincinnati Financial Corp.	153,152	9,806
	Annaly Capital Management Inc.	1,434,951	9,413
	Huntington Bancshares Inc.	1,016,603	9,185
	Camden Property Trust	99,906	9,113
	Western Union Co.	411,991	8,907
	Fidelity National Financial Inc.	284,705	8,729
	Raymond James Financial Inc.	123,663	8,512
	Everest Re Group Ltd.	40,108	8,270
	Loews Corp.	239,878	8,225
	Equitable Holdings Inc.	406,820	7,848
	Regency Centers Corp.	170,047	7,803
	WR Berkley Corp.	134,420	7,701
	Host Hotels & Resorts Inc.	706,813	7,626
	Iron Mountain Inc.	288,608	7,533
	Ally Financial Inc.	374,276	7,422
	SEI Investments Co.	133,530	7,341
	AGNC Investment Corp.	561,218	7,240
	Globe Life Inc.	96,045	7,129
	Lincoln National Corp.	193,694	7,126
	VEREIT Inc.	1,080,399	6,947
	Alleghany Corp.	13,659	6,681
	Vornado Realty Trust	172,228	6,581
	Federal Realty Investment Trust	76,026	6,478
	Franklin Resources Inc.	273,614	5,738
	Interactive Brokers Group Inc.	72,832	3,042
	Voya Financial Inc.	63,443	2,960
*	Athene Holding Ltd. Class A	92,447	2,883
	Zions Bancorp NA	82,088	2,791
	Reinsurance Group of America Inc.	33,963	2,664
	Comerica Inc.	69,627	2,653
	Kimco Realty Corp.	205,745	2,642
	Invesco Ltd.	229,985	2,475
	SL Green Realty Corp.	38,339	1,890
*	Berkshire Hathaway Inc. Class A	6	1,604
			4,119,732
Health Care (13.5%)
	Johnson & Johnson	2,641,693	371,501
	UnitedHealth Group Inc.	950,916	280,473
	Merck & Co. Inc.	2,530,879	195,713
	Pfizer Inc.	5,569,796	182,132
	AbbVie Inc.	1,767,060	173,490
	Abbott Laboratories	1,773,597	162,160
	Thermo Fisher Scientific Inc.	396,022	143,495
	Eli Lilly and Co.	863,125	141,708
	Amgen Inc.	589,832	139,118
	Bristol-Myers Squibb Co.	2,268,788	133,405
	Medtronic plc	1,343,759	123,223
	Danaher Corp.	638,881	112,973
	Gilead Sciences Inc.	1,257,738	96,770
*	Vertex Pharmaceuticals Inc.	259,974	75,473
	Becton Dickinson and Co.	295,676	70,746
	Cigna Corp.	369,958	69,423
*	Intuitive Surgical Inc.	116,923	66,626
	Anthem Inc.	252,790	66,479
	Zoetis Inc.	476,102	65,245
	Stryker Corp.	338,738	61,037
*	Regeneron Pharmaceuticals Inc.	96,078	59,919
*	Illumina Inc.	147,390	54,586
	Humana Inc.	132,552	51,397
*	Boston Scientific Corp.	1,428,760	50,164
	Baxter International Inc.	508,597	43,790
*	Biogen Inc.	163,620	43,777
*	Edwards Lifesciences Corp.	621,302	42,938
*	DexCom Inc.	92,605	37,542
*	Centene Corp.	580,675	36,902
*	IDEXX Laboratories Inc.	85,167	28,119
	ResMed Inc.	145,036	27,847
	HCA Healthcare Inc.	270,819	26,286
	Zimmer Biomet Holdings Inc.	207,345	24,749
*	Alexion Pharmaceuticals Inc.	210,306	23,605
*	BioMarin Pharmaceutical Inc.	181,330	22,365
*	Seattle Genetics Inc.	121,504	20,646
*	Align Technology Inc.	71,004	19,486
*	Incyte Corp.	185,255	19,261
*	Moderna Inc.	273,010	17,530

48

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Alnylam Pharmaceuticals Inc.	115,140	17,053
	Teleflex Inc.	46,556	16,945
*	Laboratory Corp. of America Holdings	97,462	16,189
	Quest Diagnostics Inc.	134,095	15,281
	Cardinal Health Inc.	292,762	15,279
	Cooper Cos. Inc.	53,484	15,170
*	Hologic Inc.	258,892	14,757
*	Exact Sciences Corp.	150,148	13,054
*	Varian Medical Systems Inc.	91,064	11,157
*	ABIOMED Inc.	42,799	10,339
	Dentsply Sirona Inc.	219,650	9,678
*	Elanco Animal Health Inc.	399,944	8,579
	West Pharmaceutical Services Inc.	36,915	8,386
*	Henry Schein Inc.	143,146	8,358
*	Mylan NV	518,474	8,337
	Perrigo Co. plc	136,687	7,555
	Universal Health Services Inc. Class B	73,975	6,872
*	DaVita Inc.	79,371	6,281
*	Jazz Pharmaceuticals plc	26,326	2,905
*	PPD Inc.	69,890	1,873
			3,596,147
Industrials (10.8%)
*	PayPal Holdings Inc.	1,177,327	205,126
	Accenture plc Class A	638,743	137,151
	Union Pacific Corp.	680,370	115,030
	Honeywell International Inc.	703,722	101,751
	Boeing Co.	537,550	98,533
	Raytheon Technologies Corp.	1,520,292	93,680
	3M Co.	576,729	89,964
	Lockheed Martin Corp.	239,010	87,219
	Fidelity National Information Services Inc.	619,521	83,072
	United Parcel Service Inc. Class B	706,012	78,494
	Caterpillar Inc.	542,686	68,650
	Automatic Data Processing Inc.	409,397	60,955
	General Electric Co.	8,770,460	59,902
*	Fiserv Inc.	570,601	55,702
	CSX Corp.	767,540	53,528
	Global Payments Inc.	299,914	50,871
	Illinois Tool Works Inc.	285,100	49,850
	Deere & Co.	313,698	49,298
	Sherwin-Williams Co.	81,940	47,349
	Northrop Grumman Corp.	150,441	46,252
	Norfolk Southern Corp.	256,846	45,094
	Waste Management Inc.	424,800	44,991
	DuPont de Nemours Inc.	735,750	39,090
*	Square Inc.	363,961	38,194
	Emerson Electric Co.	599,053	37,159
	General Dynamics Corp.	244,477	36,539
	Eaton Corp. plc	401,060	35,085
	FedEx Corp.	235,750	33,057
	Amphenol Corp. Class A	296,831	28,439
	Verisk Analytics Inc. Class A	162,713	27,694
	Agilent Technologies Inc.	308,822	27,291
	TE Connectivity Ltd.	330,682	26,967
	PACCAR Inc.	346,719	25,952
	Cummins Inc.	147,909	25,627
	Johnson Controls International plc	745,883	25,464
	Rockwell Automation Inc.	116,117	24,733
	Waste Connections Inc.	263,620	24,725
	Otis Worldwide Corp.	434,326	24,696
	Paychex Inc.	323,684	24,519
	Cintas Corp.	88,672	23,619
	Parker-Hannifin Corp.	128,639	23,576
	TransDigm Group Inc.	51,501	22,766
	Ball Corp.	327,086	22,729
	Stanley Black & Decker Inc.	159,993	22,300
	Trane Technologies plc	239,855	21,342
*	FleetCor Technologies Inc.	84,032	21,137
	Equifax Inc.	121,722	20,922
	Fortive Corp.	303,991	20,568
	AMETEK Inc.	230,070	20,561
	Corning Inc.	762,913	19,759
*	Mettler-Toledo International Inc.	23,979	19,316
	Carrier Global Corp.	868,611	19,300
*	Keysight Technologies Inc.	186,960	18,842
	Old Dominion Freight Line Inc.	106,434	18,050
	Republic Services Inc. Class A	207,492	17,025
	TransUnion	190,285	16,562
	Vulcan Materials Co.	132,790	15,384
	WW Grainger Inc.	45,571	14,317
	Kansas City Southern	95,265	14,222
	Dover Corp.	144,311	13,935
	Masco Corp.	264,441	13,278
	Martin Marietta Materials Inc.	62,317	12,873
	Expeditors International of Washington Inc.	166,890	12,690
	Xylem Inc.	180,450	11,722
*	Waters Corp.	62,083	11,200
	Jacobs Engineering Group Inc.	130,416	11,059
*	Trimble Inc.	250,393	10,814

49

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	United Rentals Inc.	72,224	10,764
	CH Robinson Worldwide Inc.	135,074	10,679
	Westinghouse Air Brake Technologies Corp.	181,224	10,433
	JB Hunt Transport Services Inc.	84,600	10,181
*	Ingersoll Rand Inc.	355,049	9,984
	Avery Dennison Corp.	83,484	9,525
	Packaging Corp. of America	95,068	9,488
*	Crown Holdings Inc.	135,012	8,793
	Snap-on Inc.	54,498	7,548
	Textron Inc.	228,520	7,521
	Westrock Co.	259,864	7,344
	Huntington Ingalls Industries Inc.	40,584	7,081
	Jack Henry & Associates Inc.	38,416	7,070
	Hubbell Inc. Class B	54,343	6,812
	HEICO Corp. Class A	74,555	6,057
*	IPG Photonics Corp.	34,563	5,544
	Cognex Corp.	81,747	4,882
	HEICO Corp.	39,186	3,905
*	XPO Logistics Inc.	45,580	3,521
	AO Smith Corp.	67,572	3,184
	Pentair plc	83,036	3,155
*	Sensata Technologies Holding plc	78,726	2,931
			2,873,963
Oil & Gas (2.7%)
	Exxon Mobil Corp.	4,239,587	189,594
	Chevron Corp.	1,871,979	167,037
	ConocoPhillips	1,075,299	45,184
	Phillips 66	437,834	31,480
	EOG Resources Inc.	583,593	29,565
	Kinder Morgan Inc.	1,927,500	29,240
	Schlumberger Ltd.	1,391,475	25,589
	Marathon Petroleum Corp.	651,978	24,371
	Valero Energy Corp.	408,781	24,045
	Williams Cos. Inc.	1,216,428	23,137
	Occidental Petroleum Corp.	902,392	16,514
	Pioneer Natural Resources Co.	165,257	16,146
	ONEOK Inc.	441,076	14,653
	Hess Corp.	277,174	14,360
*	Cheniere Energy Inc.	227,509	10,993
	Halliburton Co.	791,561	10,275
	Concho Resources Inc.	197,230	10,157
	Baker Hughes Co. Class A	656,750	10,107
	Diamondback Energy Inc.	158,239	6,618
	Cabot Oil & Gas Corp.	199,829	3,433
	Apache Corp.	189,118	2,553
	Marathon Oil Corp.	396,108	2,424
	National Oilwell Varco Inc.	194,541	2,383
	Targa Resources Corp.	110,929	2,226
	Devon Energy Corp.	191,742	2,174
	Noble Energy Inc.	240,361	2,154
	HollyFrontier Corp.	72,993	2,131
^	Continental Resources Inc.	36,575	641
			719,184
Other (0.0%)[1]
*,§	American International Group Inc. Warrants Exp. 01/19/2021	3,568	—

Technology (28.1%)
	Microsoft Corp.	7,603,704	1,547,430
	Apple Inc.	3,911,305	1,426,844
*	Facebook Inc. Class A	2,411,018	547,470
*	Alphabet Inc. Class A	297,236	421,495
*	Alphabet Inc. Class C	290,100	410,088
	Intel Corp.	4,245,299	253,996
	NVIDIA Corp.	585,807	222,554
*	Adobe Inc.	483,100	210,298
	Cisco Systems Inc.	3,810,031	177,700
*	salesforce.com Inc.	856,244	160,400
	Broadcom Inc.	380,826	120,192
	Texas Instruments Inc.	920,219	116,840
	Oracle Corp.	2,055,308	113,597
	International Business Machines Corp.	890,268	107,518
	QUALCOMM Inc.	1,127,921	102,878
*	ServiceNow Inc.	191,203	77,449
	Intuit Inc.	248,403	73,574
*	Advanced Micro Devices Inc.	1,174,352	61,783
*	Micron Technology Inc.	1,115,163	57,453
	Applied Materials Inc.	918,881	55,546
*	Autodesk Inc.	219,750	52,562
	Lam Research Corp.	145,529	47,073
	Analog Devices Inc.	369,400	45,303
	Roper Technologies Inc.	104,685	40,645
^,*	Zoom Video Communications Inc. Class A	159,666	40,482
	L3Harris Technologies Inc.	216,451	36,725
*	Workday Inc. Class A	174,483	32,691
*	Veeva Systems Inc. Class A	135,212	31,696
*	Splunk Inc.	159,274	31,648
	Cognizant Technology Solutions Corp. Class A	542,025	30,798
	KLA Corp.	155,451	30,232
*	DocuSign Inc. Class A	174,524	30,055
*	Synopsys Inc.	151,201	29,484

50

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Twilio Inc. Class A	129,090	28,325
*	Cadence Design Systems Inc.	279,734	26,843
	Microchip Technology Inc.	245,982	25,904
*	IQVIA Holdings Inc.	181,921	25,811
*	ANSYS Inc.	85,811	25,034
	HP Inc.	1,433,577	24,987
	Xilinx Inc.	243,801	23,988
	Motorola Solutions Inc.	170,514	23,894
*	Snap Inc.	1,012,839	23,792
	Marvell Technology Group Ltd.	664,835	23,309
*	Okta Inc.	116,410	23,309
*	Twitter Inc.	747,422	22,266
*	RingCentral Inc. Class A	77,240	22,014
*	VeriSign Inc.	104,271	21,566
	Skyworks Solutions Inc.	167,244	21,384
*	Palo Alto Networks Inc.	91,900	21,107
	Cerner Corp.	305,173	20,920
*	Fortinet Inc.	137,745	18,908
	Citrix Systems Inc.	123,770	18,307
*	Akamai Technologies Inc.	162,721	17,426
	CDW Corp.	142,684	16,577
	Maxim Integrated Products Inc.	267,305	16,201
*	Paycom Software Inc.	49,901	15,456
*	Crowdstrike Holdings Inc. Class A	144,102	14,452
*	Dell Technologies Inc.	241,577	13,272
*	Qorvo Inc.	115,037	12,715
	Western Digital Corp.	285,466	12,603
^,*	Slack Technologies Inc. Class A	405,348	12,602
	Hewlett Packard Enterprise Co.	1,285,395	12,507
	SS&C Technologies Holdings Inc.	218,371	12,334
*	Datadog Inc. Class A	141,259	12,282
*	GoDaddy Inc. Class A	165,714	12,152
*	VMware Inc. Class A	77,769	12,043
*	Arista Networks Inc.	53,133	11,160
	Seagate Technology plc	218,708	10,588
	NortonLifeLock Inc.	531,487	10,539
*	Black Knight Inc.	142,666	10,352
*	Gartner Inc.	84,860	10,296
	NetApp Inc.	221,736	9,838
*	Pinterest Inc. Class A	404,638	8,971
*	F5 Networks Inc.	61,061	8,517
	Juniper Networks Inc.	332,187	7,594
*	Tyler Technologies Inc.	19,933	6,914
	Leidos Holdings Inc.	71,218	6,671
^,*	Match Group Inc.	56,047	6,000
*	Dropbox Inc. Class A	250,490	5,453
*	ZoomInfo Technologies Inc. Class A	45,356	2,315
	Xerox Holdings Corp.	90,634	1,386
			7,495,383
Telecommunications (1.9%)
	Verizon Communications Inc.	4,149,248	228,748
	AT&T Inc.	7,144,019	215,963
*	T-Mobile US Inc.	611,093	63,645
	CenturyLink Inc.	1,100,275	11,036
*	T-Mobile US Inc. Rights Exp. 07/27/2020	373,268	63
			519,455
Utilities (2.9%)
	NextEra Energy Inc.	490,767	117,868
	Dominion Energy Inc.	841,500	68,313
	Duke Energy Corp.	736,987	58,878
	Southern Co.	1,059,788	54,950
	American Electric Power Co. Inc.	496,912	39,574
	Exelon Corp.	976,535	35,438
	Sempra Energy	293,184	34,370
	Xcel Energy Inc.	526,585	32,912
	Eversource Energy	337,339	28,090
	WEC Energy Group Inc.	316,251	27,719
	Public Service Enterprise Group Inc.	506,956	24,922
	Consolidated Edison Inc.	335,013	24,097
	American Water Works Co. Inc.	181,649	23,371
	FirstEnergy Corp.	543,198	21,065
	DTE Energy Co.	192,599	20,704
	Edison International	378,937	20,580
	PPL Corp.	770,200	19,902
	Entergy Corp.	200,665	18,824
	Ameren Corp.	247,394	17,407
	CMS Energy Corp.	286,959	16,764
	Evergy Inc.	227,216	13,472
	Alliant Energy Corp.	250,112	11,965
	AES Corp.	666,594	9,659
	CenterPoint Energy Inc.	503,876	9,407
	Vistra Energy Corp.	489,876	9,122
	NiSource Inc.	383,736	8,726
	Pinnacle West Capital Corp.	112,785	8,266
	NRG Energy Inc.	116,202	3,784
	OGE Energy Corp.	100,186	3,042
	Avangrid Inc.	62,263	2,614
			785,805
Total Common Stocks (Cost $17,285,716)			26,621,178

51

Large-Cap Index Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund, 0.227%	1,060,202	106,020

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Cash Management Bill, 0.100%–0.103%, 7/14/20	6,000	6,000
4	United States Cash Management Bill, 0.116%, 9/29/20	2,600	2,599
4	United States Treasury Bill, 0.120%, 7/30/20	150	150
4	United States Treasury Bill, 0.087%, 9/24/20	1,325	1,325
			10,074
Total Temporary Cash Investments (Cost $116,078)			116,094
Total Investments (100.2%) (Cost $17,401,794)			26,737,272
Other Assets and Liabilities— Net (-0.2%)[3]			(47,348)
Net Assets (100%)			26,689,924

Cost is in $000.

• See Note A in Notes to Financial Statements.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $62,306,000.

*	Non-income-producing security.

§	Security value determined using significant unobservable inputs.

1	“Other” represents securities that are not classified by the fund’s benchmark index.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $64,350,000 was received for securities on loan.

4	Securities with a value of $5,824,000 have been segregated as initial margin for open futures contracts.

52

Large-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	472		72,929	1,344

See accompanying Notes, which are an integral part of the Financial Statements.

53

Large-Cap Index Fund

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $17,295,790)	26,631,252
Affiliated Issuers (Cost $106,004)	106,020
Total Investments in Securities	26,737,272
Investment in Vanguard	1,191
Cash	35
Receivables for Investment Securities Sold	8
Receivables for Accrued Income	20,902
Receivables for Capital Shares Issued	6,447
Variation Margin Receivable—Futures Contracts	967
Total Assets	26,766,822
Liabilities
Payables for Investment Securities Purchased	163
Collateral for Securities on Loan	64,350
Payables for Capital Shares Redeemed	11,793
Payables to Vanguard	592
Total Liabilities	76,898
Net Assets	26,689,924

54

Large-Cap Index Fund

Statement of Assets and Liabilities (continued)

At June 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	17,198,457
Total Distributable Earnings (Loss)	9,491,467
Net Assets	26,689,924

Investor Shares—Net Assets
Applicable to 504,152 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,164
Net Asset Value Per Share—Investor Shares	$57.85

ETF Shares—Net Assets
Applicable to 121,531,939 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,406,240
Net Asset Value Per Share—ETF Shares	$143.22

Admiral Shares—Net Assets
Applicable to 105,690,996 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,645,071
Net Asset Value Per Share—Admiral Shares	$72.33

Institutional Shares—Net Assets
Applicable to 5,406,038 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,609,449
Net Asset Value Per Share—Institutional Shares	$297.71

See accompanying Notes, which are an integral part of the Financial Statements.

55

Large-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends	241,803
Interest[1]	471
Securities Lending—Net	420
Total Income	242,694
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,177
Management and Administrative—Investor Shares	21
Management and Administrative—ETF Shares	1,837
Management and Administrative—Admiral Shares	1,146
Management and Administrative—Institutional Shares	218
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	324
Marketing and Distribution—Admiral Shares	235
Marketing and Distribution—Institutional Shares	23
Custodian Fees	191
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	148
Shareholders’ Reports—Admiral Shares	23
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	8
Total Expenses	5,354
Net Investment Income	237,340
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	416,427
Futures Contracts	(8,285)
Realized Net Gain (Loss)	408,142
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,018,995)
Futures Contracts	548
Change in Unrealized Appreciation (Depreciation)	(1,018,447)
Net Increase (Decrease) in Net Assets Resulting from Operations	(372,965)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $443,000, ($80,000), and $11,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $533,309,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	237,340	436,058
Realized Net Gain (Loss)	408,142	220,693
Change in Unrealized Appreciation (Depreciation)	(1,018,447)	5,398,566
Net Increase (Decrease) in Net Assets Resulting from Operations	(372,965)	6,055,317
Distributions[1]
Investor Shares	(234)	(3,560)
ETF Shares	(151,400)	(289,437)
Admiral Shares	(66,545)	(130,645)
Institutional Shares	(15,209)	(29,927)
Total Distributions	(233,388)	(453,569)
Capital Share Transactions
Investor Shares	(114)	(381,120)
ETF Shares	1,491,645	337,811
Admiral Shares	278,124	645,919
Institutional Shares	(115,382)	251,993
Net Increase (Decrease) from Capital Share Transactions	1,654,273	854,603
Total Increase (Decrease)	1,047,920	6,456,351
Net Assets
Beginning of Period	25,642,004	19,185,653
End of Period	26,689,924	25,642,004

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Large-Cap Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$59.72	$46.36	$49.48	$41.31	$37.78	$38.12
Investment Operations
Net Investment Income	.493 [1]	.918 [1]	.966 [1]	.819 [1]	.768	.702
Net Realized and Unrealized Gain (Loss) on Investments	(1.890)	13.466	(3.184)	8.161	3.533	(.348)
Total from Investment Operations	(1.397)	14.384	(2.218)	8.980	4.301	.354
Distributions
Dividends from Net Investment Income	(.473)	(1.024)	(.902)	(.810)	(.771)	(.694)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.473)	(1.024)	(.902)	(.810)	(.771)	(.694)
Net Asset Value, End of Period	$57.85	$59.72	$46.36	$49.48	$41.31	$37.78
Total Return[2]	-2.23%	31.23%	-4.59%	21.89%	11.50%	0.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29	$30	$344	$387	$400	$375
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.77%	1.75%	1.91%	1.81%	2.02%	1.86%
Portfolio Turnover Rate[3]	2%	5%	4%	3%	5%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Large-Cap Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$147.88	$114.77	$122.49	$102.27	$93.52	$94.36
Investment Operations
Net Investment Income	1.310 [1]	2.581 [1]	2.572 [1]	2.168 [1]	2.018	1.850
Net Realized and Unrealized Gain (Loss) on Investments	(4.706)	33.204	(7.896)	20.196	8.754	(.859)
Total from Investment Operations	(3.396)	35.785	(5.324)	22.364	10.772	.991
Distributions
Dividends from Net Investment Income	(1.264)	(2.675)	(2.396)	(2.144)	(2.022)	(1.831)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.264)	(2.675)	(2.396)	(2.144)	(2.022)	(1.831)
Net Asset Value, End of Period	$143.22	$147.88	$114.77	$122.49	$102.27	$93.52
Total Return	-2.21%	31.39%	-4.44%	22.03%	11.65%	1.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,406	$16,270	$12,358	$11,613	$8,468	$6,469
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.93%	2.04%	1.93%	2.14%	1.98%
Portfolio Turnover Rate[2]	2%	5%	4%	3%	5%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Large-Cap Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$74.69	$57.96	$61.86	$51.65	$47.23	$47.65
Investment Operations
Net Investment Income	.659 [1]	1.299 [1]	1.288 [1]	1.094 [1]	1.019	.936
Net Realized and Unrealized Gain (Loss) on Investments	(2.384)	16.774	(3.983)	10.197	4.422	(.430)
Total from Investment Operations	(1.725)	18.073	(2.695)	11.291	5.441	.506
Distributions
Dividends from Net Investment Income	(.635)	(1.343)	(1.205)	(1.081)	(1.021)	(.926)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.635)	(1.343)	(1.205)	(1.081)	(1.021)	(.926)
Net Asset Value, End of Period	$72.33	$74.69	$57.96	$61.86	$51.65	$47.23
Total Return[2]	-2.19%	31.39%	-4.47%	22.03%	11.65%	1.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,645	$7,546	$5,306	$5,375	$4,130	$3,527
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.89%	1.92%	2.03%	1.93%	2.14%	1.98%
Portfolio Turnover Rate[3]	2%	5%	4%	3%	5%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

60

Large-Cap Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$307.39	$238.57	$254.60	$212.59	$194.40	$196.14
Investment Operations
Net Investment Income	2.711 [1]	5.363 [1]	5.345 [1]	4.529 [1]	4.215	3.865
Net Realized and Unrealized Gain (Loss) on Investments	(9.765)	69.016	(16.390)	41.958	18.199	(1.781)
Total from Investment Operations	(7.054)	74.379	(11.045)	46.487	22.414	2.084
Distributions
Dividends from Net Investment Income	(2.626)	(5.559)	(4.985)	(4.477)	(4.224)	(3.824)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.626)	(5.559)	(4.985)	(4.477)	(4.224)	(3.824)
Net Asset Value, End of Period	$297.71	$307.39	$238.57	$254.60	$212.59	$194.40

Total Return	-2.17%	31.39%	-4.46%	22.03%	11.66%	1.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,609	$1,796	$1,178	$1,212	$932	$794
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.92%	2.04%	1.94%	2.15%	1.99%
Portfolio Turnover Rate[2]	2%	5%	4%	3%	5%	4%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

62

Large-Cap Index Fund

During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered

63

Large-Cap Index Fund

Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $1,191,000, representing less than 0.01% of the fund’s net assets and 0.48% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

64

Large-Cap Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	26,621,178	—	—	26,621,178
Temporary Cash Investments	106,020	10,074	—	116,094
Total	26,727,198	10,074	—	26,737,272
Derivative Financial Instruments
Assets
Futures Contracts[1]	967	—	—	967

1 Represents variation margin on the last day of the reporting period.

D. As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	17,401,794
Gross Unrealized Appreciation	10,661,631
Gross Unrealized Depreciation	(1,324,809)
Net Unrealized Appreciation (Depreciation)	9,336,822

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $260,027,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended June 30, 2020, the fund purchased $2,857,341,000 of investment securities and sold $1,190,066,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,801,977,000 and $767,630,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

65

Large-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	7,616	140	97,448	1,763
Issued in Lieu of Cash Distributions	234	5	3,421	65
Redeemed[1]	(7,964)	(143)	(481,989)	(8,744)
Net Increase (Decrease)—Investor Shares	(114)	2	(381,120)	(6,916)
ETF Shares
Issued	2,155,072	16,333	944,327	7,026
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(663,427)	(4,825)	(606,516)	(4,675)
Net Increase (Decrease)—ETF Shares	1,491,645	11,508	337,811	2,351
Admiral Shares
Issued[1]	1,440,134	22,115	1,683,583	24,952
Issued in Lieu of Cash Distributions	54,162	854	106,957	1,548
Redeemed	(1,216,172)	(18,314)	(1,144,621)	(17,009)
Net Increase (Decrease)—Admiral Shares	278,124	4,655	645,919	9,491
Institutional Shares
Issued	291,067	997	498,518	1,804
Issued in Lieu of Cash Distributions	13,367	52	26,424	93
Redeemed	(419,816)	(1,485)	(272,949)	(992)
Net Increase (Decrease)—Institutional Shares	(115,382)	(436)	251,993	905

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 6,632,000 and 5,304,000 shares, respectively, in the amount of $365,488,000 from the conversion during the year ended December 31, 2019.

G. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

66

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

67

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

68

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

69

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q03072 082020

Semiannual Report  |  June 30, 2020
Vanguard Total Stock Market Index Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2020
	Beginning Account Value 12/31/2019	Ending Account Value 6/30/2020	Expenses Paid During Period
Based on Actual Fund Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$965.60	$0.68
ETF Shares	1,000.00	965.90	0.15
AdmiralTM Shares	1,000.00	966.00	0.20
Institutional Shares	1,000.00	966.20	0.15
Institutional Plus Shares	1,000.00	966.20	0.10
Institutional Select Shares	1,000.00	966.30	0.05
Based on Hypothetical 5% Yearly Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,024.17	$0.70
ETF Shares	1,000.00	1,024.71	0.15
Admiral Shares	1,000.00	1,024.66	0.20
Institutional Shares	1,000.00	1,024.71	0.15
Institutional Plus Shares	1,000.00	1,024.76	0.10
Institutional Select Shares	1,000.00	1,024.81	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are: 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, 0.03% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Total Stock Market Index Fund
Fund Allocation
As of June 30, 2020
Basic Materials	2.1%
Consumer Goods	7.9
Consumer Services	14.1
Financials	16.3
Health Care	14.0
Industrials	11.7
Oil & Gas	2.7
Other	0.0
Technology	26.4
Telecommunications	1.8
Utilities	3.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Total Stock Market Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of June 30, 2020
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Basic Materials*,1			18,216,496	2.1%
Consumer Goods
	Procter & Gamble Co.	70,566,225	8,437,604	1.0%
	PepsiCo Inc.	39,549,628	5,230,834	0.6%
	Coca-Cola Co.	110,173,647	4,922,559	0.6%
	Tesla Inc.*	4,229,915	4,567,505	0.5%
	NIKE Inc. Class B	35,341,023	3,465,187	0.4%
	Lifevantage Corp.*,2	792,935	10,721	0.0%
†	Consumer Goods—Other*,1		42,271,075	4.8%
			68,905,485	7.9%
Consumer Services
	Amazon.com Inc.*	12,084,402	33,338,690	3.8%
	Home Depot Inc.	30,655,371	7,679,477	0.9%
	Walt Disney Co.	51,482,023	5,740,760	0.7%
	Netflix Inc.*	12,536,027	5,704,394	0.7%
	Comcast Corp. Class A	129,812,324	5,060,084	0.6%
	Walmart Inc.	40,386,945	4,837,548	0.6%
	McDonald's Corp.	21,188,546	3,908,651	0.5%
	Costco Wholesale Corp.	12,586,759	3,816,431	0.5%
†	Consumer Services—Other*,1,3		52,511,355	5.7%
			122,597,390	14.0%
Financials
	Berkshire Hathaway Inc. Class B*	52,329,990	9,341,427	1.1%
	Visa Inc. Class A	47,860,095	9,245,135	1.1%
	Mastercard Inc. Class A	25,472,132	7,532,109	0.9%
	JPMorgan Chase & Co.	76,899,506	7,233,168	0.8%
	Bank of America Corp.	220,472,752	5,236,228	0.6%
	American Tower Corp.	12,635,323	3,266,736	0.4%
	Berkshire Hathaway Inc. Class A*	1,041	278,259	0.1%
4

Total Stock Market Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Great Ajax Corp.[2]	1,760,884	16,200	0.0%
	Bluerock Residential Growth REIT Inc. Class A2	1,556,389	12,576	0.0%
	CTO Realty Growth Inc.[2]	278,409	10,997	0.0%
	Safeguard Scientifics Inc.[1,2]	1,052,202	7,365	0.0%
	Condor Hospitality Trust Inc.[2]	832,909	3,415	0.0%
†	Financials—Other*,1,3		99,143,031	11.2%
			141,326,646	16.2%
Health Care
	Johnson & Johnson	75,101,148	10,561,475	1.2%
	UnitedHealth Group Inc.	27,031,264	7,972,871	0.9%
	Merck & Co. Inc.	71,955,249	5,564,299	0.7%
	Pfizer Inc.	158,351,663	5,178,099	0.6%
	AbbVie Inc.	50,231,155	4,931,695	0.6%
	Abbott Laboratories	50,417,978	4,609,716	0.5%
	Thermo Fisher Scientific Inc.	11,256,888	4,078,821	0.5%
	Eli Lilly & Co.	24,537,582	4,028,580	0.5%
	Amgen Inc.	16,766,820	3,954,622	0.5%
	Bristol-Myers Squibb Co.	64,501,569	3,792,692	0.5%
	Medtronic plc	38,197,899	3,502,747	0.4%
	Electromed Inc.*,2	492,829	7,585	0.0%
	Pulmatrix Inc.*,1,2	1,311,500	2,256	0.0%
†	Health Care—Other*,1,3		63,637,567	7.1%
			121,823,025	14.0%
Industrials
	PayPal Holdings Inc.*	33,465,397	5,830,676	0.7%
	Accenture plc Class A	18,155,518	3,898,353	0.5%
	Union Pacific Corp.	19,340,179	3,269,844	0.4%
	Hurco Cos. Inc.[2]	432,678	12,102	0.0%
	Transcat Inc.*,2	417,984	10,809	0.0%
	LSI Industries Inc.[2]	1,357,970	8,786	0.0%
	Issuer Direct Corp.*,2	276,424	2,806	0.0%
	Perma-Pipe International Holdings Inc.*,2	472,430	2,655	0.0%
†	Industrials—Other*,1,3,4		88,231,465	10.0%
			101,267,496	11.6%
Oil & Gas
	Exxon Mobil Corp.	120,495,109	5,388,541	0.6%
	Chevron Corp.	53,206,224	4,747,591	0.6%
†	Oil & Gas—Other*,1,3		12,911,702	1.4%
			23,047,834	2.6%
†Other*,1,3,5			5,790	0.0%
Technology
	Microsoft Corp.	216,149,784	43,988,643	5.1%
	Apple Inc.	111,188,667	40,561,626	4.7%
	Facebook Inc. Class A*	68,537,349	15,562,776	1.8%
	Alphabet Inc. Class A*	8,528,568	12,093,936	1.4%
	Alphabet Inc. Class C*	8,167,988	11,546,350	1.3%
	Intel Corp.	120,678,893	7,220,218	0.8%
	NVIDIA Corp.	16,651,446	6,326,051	0.7%
	Adobe Inc.*	13,730,115	5,976,856	0.7%
	Cisco Systems Inc.	108,307,955	5,051,483	0.6%
	salesforce.com Inc.*	24,337,193	4,559,086	0.5%
	Broadcom Inc.	10,825,581	3,416,662	0.4%
5

Total Stock Market Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
		Texas Instruments Inc.	26,159,582	3,321,482	0.4%
		Genasys Inc.*,2	2,025,454	9,844	0.0%
		GlobalSCAPE Inc.[2]	967,139	9,430	0.0%
		KVH Industries Inc.*,2	1,007,566	8,998	0.0%
		Computer Task Group Inc.*,2	899,921	3,627	0.0%
†	Technology—Other*,1,3			69,894,464	7.9%
				229,551,532	26.3%
Telecommunications
		Verizon Communications Inc.	117,952,814	6,502,739	0.8%
		AT&T Inc.	203,087,768	6,139,343	0.7%
†	Telecommunications—Other*,1			2,757,180	0.3%
				15,399,262	1.8%
Utilities
		NextEra Energy Inc.	13,949,175	3,350,172	0.4%
		Pure Cycle Corp.*,2	1,775,084	16,313	0.0%
†	Utilities—Other*,1			22,418,551	2.6%
				25,785,036	3.0%
Total Common Stocks (Cost $520,498,090)				867,925,992	99.5%
†Preferred Stocks (Cost $3,291)				3,296	0.0%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[6,7]	0.227%	81,668,287	8,166,829	1.0%
†U.S. Government and Agency Obligations[8]				308,935	0.0%
Total Temporary Cash Investments (Cost $8,474,914)				8,475,764	1.0%
Total Investments (Cost $528,976,295)				876,405,052	100.5%
Other Assets and Liabilities—Net				(4,158,062)	(0.5%)
Net Assets				872,246,990	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Includes non-income producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,711,200,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Certain securities are valued using significant unobservable inputs.
4	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $52,776,000, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $5,021,389,000 was received for securities on loan, of which $4,868,457,000 is held in Vanguard Market Liquidity Fund and $152,932,000 is held in cash.
8	Securities with a value of $273,719,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
6

Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2020	1,914	137,578	5,540
E-mini S&P 500 Index	September 2020	22,248	3,437,539	59,707
E-mini S&P Mid-Cap 400 Index	September 2020	240	42,698	611
				65,858

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/2/21	GSI	50,300	(0.194)	—	(2,451)
JPMorgan Chase & Co.	9/2/21	BOANA	544,936	(0.183)	—	(18,468)
Raymond James Financial Inc.	9/2/20	BOANA	31,869	(0.183)	—	(52)
VICI Properties Inc.	2/2/21	GSI	22,830	(0.194)	—	(2,344)
Visa Inc.	9/2/20	BOANA	43,929	(0.183)	—	(400)
Vistra Corp.	9/2/20	BOANA	6,557	(0.194)	—	(599)
Vistra Corp.	9/2/20	BOANA	7,932	(0.190)	—	(485)
Vistra Corp.	9/2/20	BOANA	6,878	(0.185)	—	(361)
					—	(25,160)
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total Stock Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $520,639,004)	868,081,738
Affiliated Issuers (Cost $8,337,291)	8,323,314
Total Investments in Securities	876,405,052
Investment in Vanguard	39,105
Cash	317,206
Cash Collateral Pledged—Over-the-Counter Swap Contracts	32,670
Receivables for Investment Securities Sold	15,413
Receivables for Accrued Income	697,433
Receivables for Capital Shares Issued	485,223
Variation Margin Receivable—Futures Contracts	46,276
Total Assets	878,038,378
Liabilities
Payables for Investment Securities Purchased	241,010
Collateral for Securities on Loan	5,021,389
Payables for Capital Shares Redeemed	482,867
Payables to Vanguard	20,962
Unrealized Depreciation—Over-the-Counter Swap Contracts	25,160
Total Liabilities	5,791,388
Net Assets	872,246,990
8

Total Stock Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	529,312,504
Total Distributable Earnings (Loss)	342,934,486
Net Assets	872,246,990

Investor Shares—Net Assets
Applicable to 1,738,773,671 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	132,571,429
Net Asset Value Per Share—Investor Shares	$76.24

ETF Shares—Net Assets
Applicable to 915,187,085 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	143,380,318
Net Asset Value Per Share—ETF Shares	$156.67

Admiral Shares—Net Assets
Applicable to 3,098,105,697 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	236,273,805
Net Asset Value Per Share—Admiral Shares	$76.26

Institutional Shares—Net Assets
Applicable to 1,970,524,371 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	150,306,106
Net Asset Value Per Share—Institutional Shares	$76.28

Institutional Plus Shares—Net Assets
Applicable to 1,288,373,809 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	184,292,490
Net Asset Value Per Share—Institutional Plus Shares	$143.04

Institutional Select Shares—Net Assets
Applicable to 169,381,007 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,422,842
Net Asset Value Per Share—Institutional Select Shares	$150.09
See accompanying Notes, which are an integral part of the Financial Statements.
9

Total Stock Market Index Fund
Statement of Operations

Six Months Ended June 30, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	7,751,447
Dividends—Affiliated Issuers	848
Interest—Unaffiliated Issuers	1,021
Interest—Affiliated Issuers	17,163
Securities Lending—Net	84,199
Total Income	7,854,678
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8,970
Management and Administrative—Investor Shares	82,681
Management and Administrative—ETF Shares	15,011
Management and Administrative—Admiral Shares	37,346
Management and Administrative—Institutional Shares	16,887
Management and Administrative—Institutional Plus Shares	14,296
Management and Administrative—Institutional Select Shares	919
Marketing and Distribution—Investor Shares	5,671
Marketing and Distribution—ETF Shares	2,632
Marketing and Distribution—Admiral Shares	5,359
Marketing and Distribution—Institutional Shares	1,915
Marketing and Distribution—Institutional Plus Shares	1,049
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	1,311
Shareholders’ Reports—Investor Shares	1,171
Shareholders’ Reports—ETF Shares	793
Shareholders’ Reports—Admiral Shares	464
Shareholders’ Reports—Institutional Shares	1,115
Shareholders’ Reports—Institutional Plus Shares	21
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	290
Total Expenses	197,901
Net Investment Income	7,656,777
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[1]	1,751,551
Investment Securities Sold—Affiliated Issuers	(10,743)
Futures Contracts	(448,740)
Swap Contracts	(73,790)
Realized Net Gain (Loss)	1,218,278
10

Total Stock Market Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(38,786,652)
Investment Securities—Affiliated Issuers	(38,619)
Futures Contracts	37,804
Swap Contracts	(34,829)
Change in Unrealized Appreciation (Depreciation)	(38,822,296)
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,947,241)
1	Includes $8,409,277,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Total Stock Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,656,777	14,979,936
Realized Net Gain (Loss)	1,218,278	3,830,856
Change in Unrealized Appreciation (Depreciation)	(38,822,296)	191,293,521
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,947,241)	210,104,313
Distributions[1]
Investor Shares	(1,083,192)	(2,441,205)
ETF Shares	(1,193,816)	(2,314,799)
Admiral Shares	(1,975,879)	(4,371,014)
Institutional Shares	(1,280,938)	(2,694,343)
Institutional Plus Shares	(1,587,327)	(3,268,140)
Institutional Select Shares	(214,999)	(467,850)
Total Distributions	(7,336,151)	(15,557,351)
Capital Share Transactions
Investor Shares	(1,271,030)	(14,863,283)
ETF Shares	10,889,097	15,039,487
Admiral Shares	(5,245,718)	13,652,300
Institutional Shares	3,779,243	4,263,716
Institutional Plus Shares	3,727,864	12,427,894
Institutional Select Shares	27,057	361,129
Net Increase (Decrease) from Capital Share Transactions	11,906,513	30,881,243
Total Increase (Decrease)	(25,376,879)	225,428,205
Net Assets
Beginning of Period	897,623,869	672,195,664
End of Period	872,246,990	897,623,869
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Total Stock Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$79.66	$62.08	$66.70	$56.06	$50.78	$51.58
Investment Operations
Net Investment Income	.632[1]	1.279[1]	1.275[1]	1.086[1]	1.022	.954
Net Realized and Unrealized Gain (Loss) on Investments	(3.453)	17.634	(4.703)	10.630	5.282	(.807)
Total from Investment Operations	(2.821)	18.913	(3.428)	11.716	6.304	.147
Distributions
Dividends from Net Investment Income	(.599)	(1.333)	(1.192)	(1.076)	(1.024)	(.947)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.599)	(1.333)	(1.192)	(1.076)	(1.024)	(.947)
Net Asset Value, End of Period	$76.24	$79.66	$62.08	$66.70	$56.06	$50.78
Total Return[2]	-3.44%	30.65%	-5.26%	21.05%	12.53%	0.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$132,571	$139,686	$121,266	$126,766	$103,932	$96,323
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.74%	1.78%	1.86%	1.77%	1.98%	1.85%
Portfolio Turnover Rate[3]	5%	4%	3%	3%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Total Stock Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$163.70	$127.56	$137.06	$115.21	$104.34	$106.00
Investment Operations
Net Investment Income	1.381[1]	2.809[1]	2.781[1]	2.361[1]	2.214	2.082
Net Realized and Unrealized Gain (Loss) on Investments	(7.097)	36.236	(9.676)	21.832	10.871	(1.675)
Total from Investment Operations	(5.716)	39.045	(6.895)	24.193	13.085	.407
Distributions
Dividends from Net Investment Income	(1.314)	(2.905)	(2.605)	(2.343)	(2.215)	(2.067)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.314)	(2.905)	(2.605)	(2.343)	(2.215)	(2.067)
Net Asset Value, End of Period	$156.67	$163.70	$127.56	$137.06	$115.21	$104.34
Total Return	-3.41%	30.80%	-5.13%	21.16%	12.68%	0.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$143,380	$138,067	$94,809	$91,862	$69,889	$57,434
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.89%	1.97%	1.87%	2.09%	1.96%
Portfolio Turnover Rate[2]	5%	4%	3%	3%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$79.69	$62.09	$66.72	$56.08	$50.79	$51.60
Investment Operations
Net Investment Income	.669[1]	1.360[1]	1.344[1]	1.148[1]	1.077	1.013
Net Realized and Unrealized Gain (Loss) on Investments	(3.464)	17.646	(4.711)	10.633	5.291	(.818)
Total from Investment Operations	(2.795)	19.006	(3.367)	11.781	6.368	.195
Distributions
Dividends from Net Investment Income	(.635)	(1.406)	(1.263)	(1.141)	(1.078)	(1.005)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.635)	(1.406)	(1.263)	(1.141)	(1.078)	(1.005)
Net Asset Value, End of Period	$76.26	$79.69	$62.09	$66.72	$56.08	$50.79
Total Return[2]	-3.40%	30.80%	-5.17%	21.17%	12.66%	0.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$236,274	$252,536	$185,102	$190,099	$151,612	$126,363
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.84%	1.88%	1.96%	1.87%	2.09%	1.96%
Portfolio Turnover Rate[3]	5%	4%	3%	3%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$79.70	$62.10	$66.73	$56.09	$50.80	$51.60
Investment Operations
Net Investment Income	.672[1]	1.365[1]	1.354[1]	1.153[1]	1.082	1.017
Net Realized and Unrealized Gain (Loss) on Investments	(3.453)	17.649	(4.715)	10.630	5.291	(.808)
Total from Investment Operations	(2.781)	19.014	(3.361)	11.783	6.373	.209
Distributions
Dividends from Net Investment Income	(.639)	(1.414)	(1.269)	(1.143)	(1.083)	(1.009)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.639)	(1.414)	(1.269)	(1.143)	(1.083)	(1.009)
Net Asset Value, End of Period	$76.28	$79.70	$62.10	$66.73	$56.09	$50.80
Total Return	-3.38%	30.81%	-5.16%	21.17%	12.67%	0.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$150,306	$152,716	$115,115	$113,557	$79,443	$57,438
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.035%	0.03%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.89%	1.97%	1.87%	2.10%	1.97%
Portfolio Turnover Rate[2]	5%	4%	3%	3%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,				April 28, 2015[1] to December 31, 2015
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$149.47	$116.46	$125.14	$105.18	$95.26	$100.00
Investment Operations
Net Investment Income	1.268[2]	2.575[2]	2.555[2]	2.182[2]	2.042	1.335
Net Realized and Unrealized Gain (Loss) on Investments	(6.492)	33.100	(8.842)	19.938	9.924	(4.631)
Total from Investment Operations	(5.224)	35.675	(6.287)	22.120	11.966	(3.296)
Distributions
Dividends from Net Investment Income	(1.206)	(2.665)	(2.393)	(2.160)	(2.046)	(1.444)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.206)	(2.665)	(2.393)	(2.160)	(2.046)	(1.444)
Net Asset Value, End of Period	$143.04	$149.47	$116.46	$125.14	$105.18	$95.26
Total Return	-3.38%	30.82%	-5.15%	21.19%	12.69%	-3.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$184,292	$188,188	$135,641	$126,130	$85,031	$63,093
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	1.86%	1.90%	1.98%	1.89%	2.11%	1.99%[3]
Portfolio Turnover Rate[4]	5%	4%	3%	3%	4%	3%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2015.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Total Stock Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2020	Year Ended December 31,			June 27, 2016[1] to December 31, 2016
		2019	2018	2017
Net Asset Value, Beginning of Period	$156.83	$122.20	$131.31	$110.37	$97.70
Investment Operations
Net Investment Income	1.337[2]	2.709[2]	2.704[2]	2.311[2]	1.181
Net Realized and Unrealized Gain (Loss) on Investments	(6.804)	34.731	(9.290)	20.908	12.718
Total from Investment Operations	(5.467)	37.440	(6.586)	23.219	13.899
Distributions
Dividends from Net Investment Income	(1.273)	(2.810)	(2.524)	(2.279)	(1.229)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.273)	(2.810)	(2.524)	(2.279)	(1.229)
Net Asset Value, End of Period	$150.09	$156.83	$122.20	$131.31	$110.37
Total Return	-3.37%	30.84%	-5.14%	21.20%	14.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,423	$26,431	$20,262	$14,163	$8,545
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	1.87%	1.91%	1.99%	1.90%	2.15%[3]
Portfolio Turnover Rate[4]	5%	4%	3%	3%	4%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Total Stock Market Index Fund
During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
During the six months ended June 30, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
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Total Stock Market Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
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Total Stock Market Index Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $39,105,000, representing less than 0.01% of the fund’s net assets and 15.64% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
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Total Stock Market Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	867,918,978	703	6,311	867,925,992
Preferred Stocks	3,296	—	—	3,296
Temporary Cash Investments	8,166,829	308,935	—	8,475,764
Total	876,089,103	309,638	6,311	876,405,052

Derivative Financial Instruments
Assets
Futures Contracts[1]	46,276	—	—	46,276
Liabilities
Swap Contracts	—	25,160	—	25,160
1	Represents variation margin on the last day of the reporting period.
D.  As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	531,797,248
Gross Unrealized Appreciation	399,482,761
Gross Unrealized Depreciation	(54,834,259)
Net Unrealized Appreciation (Depreciation)	344,648,502
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $6,156,034,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2020, the fund purchased $65,378,414,000 of investment securities and sold $54,891,717,000 of investment securities, other than temporary cash investments. Purchases and sales include $14,504,946,000 and $10,736,707,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
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Total Stock Market Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	12,722,332	186,196	7,749,732	109,431
Issued in Lieu of Cash Distributions	1,083,192	16,193	2,435,264	33,011
Redeemed[1]	(15,076,554)	(217,077)	(25,048,279)	(342,517)
Net Increase (Decrease)—Investor Shares	(1,271,030)	(14,688)	(14,863,283)	(200,075)
ETF Shares
Issued	21,671,791	142,879	25,747,266	171,544
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,782,694)	(71,100)	(10,707,779)	(71,400)
Net Increase (Decrease)—ETF Shares	10,889,097	71,779	15,039,487	100,144
Admiral Shares
Issued[1]	19,029,935	269,397	37,798,017	521,571
Issued in Lieu of Cash Distributions	1,650,855	24,579	3,668,017	49,584
Redeemed	(25,926,508)	(364,961)	(27,813,734)	(383,118)
Net Increase (Decrease)—Admiral Shares	(5,245,718)	(70,985)	13,652,300	188,037
Institutional Shares
Issued	17,376,936	247,205	18,127,281	253,986
Issued in Lieu of Cash Distributions	1,207,638	18,011	2,526,249	34,162
Redeemed	(14,805,331)	(210,801)	(16,389,814)	(225,625)
Net Increase (Decrease)—Institutional Shares	3,779,243	54,415	4,263,716	62,523
Institutional Plus Shares
Issued	19,181,182	146,074	23,108,140	173,405
Issued in Lieu of Cash Distributions	1,565,312	12,457	3,223,646	23,230
Redeemed	(17,018,630)	(129,224)	(13,903,892)	(102,224)
Net Increase (Decrease)—Institutional Plus Shares	3,727,864	29,307	12,427,894	94,411
Institutional Select Shares
Issued	2,118,143	15,872	3,339,486	23,224
Issued in Lieu of Cash Distributions	214,999	1,626	467,850	3,217
Redeemed	(2,306,085)	(16,644)	(3,446,207)	(23,715)
Net Increase (Decrease)—Institutional Select Shares	27,057	854	361,129	2,726
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 153,030,000 and 152,973,000 shares, respectively, in the amount of $11,326,553,000 from the conversion during the year ended December 31, 2019.
24

Total Stock Market Index Fund
G.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2019 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2020 Market Value ($000)
Atlantic Power Corp.	NA2	8,207	(7,457)	(2,107)	(528)	—	—	NA3
Bluerock Residential Growth REIT Inc.	NA2	11,257	(1,853)	(587)	(5,491)	—	—	12,576
ChannelAdvisor Corp.	NA2	3,607	(8,526)	843	8,560	—	—	NA3
Cherry Hill Mortgage Investment Corp.	NA2	5,259	(3,757)	(1,630)	(3,785)	469	—	NA3
Computer Task Group Inc.	3,867	692	(51)	(22)	(859)	—	—	3,627
Condor Hospitality Trust Inc.	NA2	6,680	(129)	(42)	(5,596)	—	—	3,415
CTO Realty Growth Inc.	NA2	8,079	(1,226)	(668)	(5,451)	144	—	10,997
Electromed Inc.	NA2	4,819	(957)	(54)	2,119	—	—	7,585
Exantas Capital Corp.	NA2	2,845	(1,687)	(3,246)	(5,390)	—	—	NA3
Genasys Inc.	NA2	4,018	(657)	66	3,116	—	—	9,844
Gladstone Land Corp.	NA2	7,620	(5,890)	739	3,198	—	—	NA3
GlobalSCAPE Inc.	NA2	6,702	(793)	30	112	—	—	9,430
Great Ajax Corp.	23,995	7,158	(5,803)	(362)	(8,788)	—	—	16,200
Hurco Cos. Inc.	NA2	4,902	(452)	(129)	(3,016)	96	—	12,102
Issuer Direct Corp.	NA2	2,051	(16)	(4)	(180)	—	—	2,806
KVH Industries Inc.	NA2	6,707	(1,870)	(354)	(1,027)	—	—	8,998
Lifevantage Corp.	NA2	6,630	(711)	(117)	(1,448)	—	—	10,721
LSI Industries Inc.	NA2	3,892	(1,596)	(70)	1,427	139	—	8,786
Perma-Pipe International Holdings Inc.	4,362	114	(106)	(30)	(1,685)	—	—	2,655
Pulmatrix Inc.	NA2	2,438	—	—	(182)	—	—	2,256
Pure Cycle Corp.	NA2	16,154	(3,185)	(1,368)	(4,292)	—	—	16,313
25

Total Stock Market Index Fund
		Current Period Transactions
	Dec. 31, 2019 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2020 Market Value ($000)
Rubicon Project Inc.	NA2	1,535	(509)	(66)	(3,469)	—	—	NA3
Safeguard Scientifics Inc.	11,504	455	(268)	(187)	(4,139)	—	—	7,365
Spirit MTA REIT	2,191	—	(325)	325	—	—	—	NA3
Transcat Inc.	NA2	5,643	(1,653)	(234)	(1,898)	—	—	10,809
Vanguard Market Liquidity Fund	5,328,966	NA4	NA4	(1,469)	73	17,163	—	8,166,829
Total	5,374,885	127,464	(49,477)	(10,743)	(38,619)	18,011	—	8,323,314
1	Does not include adjustments related to return of capital.
2	Not applicable—at December 31, 2019, the issuer was not an affiliated company of the fund.
3	Not applicable—at June 30, 2020, the security was still held, but the issuer was no longer an affiliated company of the fund.
4	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.
26

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
27

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
28

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total Stock Market Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
29

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q852 082020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
Common Stocks (99.3%)
Basic Materials (3.5%)
	RPM International Inc.	3,242,697	243,397
	Royal Gold Inc.	1,642,161	204,153
	Reliance Steel & Aluminum Co.	1,593,839	151,303
	Scotts Miracle-Gro Co.	973,318	130,882
	Steel Dynamics Inc.	5,004,509	130,568
*	Axalta Coating Systems Ltd.	5,305,021	119,628
	Ashland Global Holdings Inc.	1,512,718	104,529
	Valvoline Inc.	4,630,112	89,500
	Huntsman Corp.	4,965,370	89,228
	NewMarket Corp.	218,988	87,700
	W R Grace & Co.	1,655,653	84,124
	Balchem Corp.	808,580	76,702
	UFP Industries Inc.	1,453,435	71,960
*	Univar Solutions Inc.	4,223,584	71,210
	Chemours Co.	4,107,147	63,045
	Quaker Chemical Corp.	333,820	61,974
	Commercial Metals Co.	2,976,112	60,713
	PolyOne Corp.	2,285,252	59,942
	Mosaic Co.	4,738,589	59,280
*	Element Solutions Inc.	5,286,496	57,358
	HB Fuller Co.	1,285,299	57,324
	Sensient Technologies Corp.	1,058,853	55,230
[1]	Cleveland-Cliffs Inc.	9,962,429	54,993
*	Ingevity Corp.	1,030,081	54,151
	Cabot Corp.	1,411,243	52,286
*	Alcoa Corp.	4,645,729	52,218
	Stepan Co.	507,033	49,233
	Innospec Inc.	615,675	47,561
	Olin Corp.	3,944,035	45,317
	Hecla Mining Co.	13,189,524	43,130
	Compass Minerals International Inc.	846,844	41,284
	Minerals Technologies Inc.	855,141	40,132
[1]	United States Steel Corp.	5,502,290	39,726
	Worthington Industries Inc.	905,103	33,760
	Materion Corp.	509,940	31,356
	Domtar Corp.	1,383,494	29,205
	Kaiser Aluminum Corp.	395,828	29,141
	Carpenter Technology Corp.	1,198,388	29,097
*	Coeur Mining Inc.	5,494,643	27,913
*	GCP Applied Technologies Inc.	1,462,500	27,173
	Schweitzer-Mauduit International Inc.	782,010	26,127
*	Ferro Corp.	2,061,756	24,617
	Warrior Met Coal Inc.	1,282,722	19,741
	P H Glatfelter Co.	1,110,831	17,829
	Tronox Holdings plc Class A	2,156,501	15,570
*	PQ Group Holdings Inc.	1,027,224	13,600
	GrafTech International Ltd.	1,674,482	13,362
*	Kraton Corp.	758,565	13,108
	Schnitzer Steel Industries Inc. Class A	640,594	11,300
	Tredegar Corp.	714,097	10,997
	Arch Resources Inc.	360,573	10,244
*	Koppers Holdings Inc.	499,714	9,415
	American Vanguard Corp.	680,507	9,364
*	Century Aluminum Co.	1,233,426	8,794
	FutureFuel Corp.	657,955	7,862
	Kronos Worldwide Inc.	579,248	6,030
	Haynes International Inc.	157,322	3,675
1

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Peabody Energy Corp.	856,853	2,468
*	Hycroft Mining Corp. Warrants Exp. 10/22/2022	19	—
			3,081,529
Consumer Goods (6.9%)
	Pool Corp.	950,055	258,291
*	Zynga Inc. Class A	21,555,208	205,637
	Gentex Corp.	6,132,952	158,046
*,1	Beyond Meat Inc.	1,091,032	146,176
	Thor Industries Inc.	1,313,567	139,934
*	Deckers Outdoor Corp.	700,383	137,548
	Polaris Inc.	1,457,269	134,870
*	Post Holdings Inc.	1,536,426	134,622
	Ingredion Inc.	1,593,258	132,240
*	Helen of Troy Ltd.	632,008	119,171
*	Boston Beer Co. Inc. Class A	217,634	116,793
	Leggett & Platt Inc.	3,313,839	116,481
*	US Foods Holding Corp.	5,511,339	108,684
*	Herbalife Nutrition Ltd.	2,404,128	108,138
*	Skechers U.S.A. Inc. Class A	3,408,345	106,954
	Flowers Foods Inc.	4,501,809	100,660
*	Darling Ingredients Inc.	4,051,095	99,738
	Hanesbrands Inc.	8,709,164	98,326
	Toll Brothers Inc.	2,854,156	93,017
	Harley-Davidson Inc.	3,831,945	91,085
*	Tempur Sealy International Inc.	1,225,094	88,146
	Carter's Inc.	1,091,274	88,066
*	Fox Factory Holding Corp.	1,025,685	84,732
*,1	Mattel Inc.	8,676,649	83,903
*,1	YETI Holdings Inc.	1,957,310	83,636
	Newell Brands Inc.	4,775,477	75,835
	Lancaster Colony Corp.	481,840	74,680
	Energizer Holdings Inc.	1,541,299	73,196
	Bunge Ltd.	1,691,736	69,581
	LCI Industries	597,299	68,677
*	Meritage Homes Corp.	893,319	67,999
	WD-40 Co.	341,851	67,789
	KB Home	2,153,908	66,082
*	Hain Celestial Group Inc.	2,039,912	64,278
*	TreeHouse Foods Inc.	1,411,126	61,807
	Columbia Sportswear Co.	745,854	60,101
*	Taylor Morrison Home Corp. Class A	3,078,289	59,380
*	Crocs Inc.	1,600,256	58,921
	Sanderson Farms Inc.	501,736	58,146
*,1	iRobot Corp.	662,271	55,565
*	Capri Holdings Ltd.	3,547,288	55,444
	Goodyear Tire & Rubber Co.	5,816,100	52,025
	Nu Skin Enterprises Inc. Class A	1,300,778	49,729
	Steven Madden Ltd.	1,974,439	48,749
	J & J Snack Foods Corp.	377,634	48,009
*	TRI Pointe Group Inc.	3,253,603	47,795
*	Visteon Corp.	695,383	47,634
	Spectrum Brands Holdings Inc.	1,025,393	47,066
*	Dorman Products Inc.	691,220	46,360
	Wolverine World Wide Inc.	1,933,382	46,034
	Tapestry Inc.	3,465,105	46,017
	Reynolds Consumer Products Inc.	1,314,116	45,652
	MDC Holdings Inc.	1,264,970	45,159
	Dana Inc.	3,621,949	44,152
	PVH Corp.	889,827	42,756
*	Edgewell Personal Care Co.	1,362,057	42,442
2

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Ralph Lauren Corp. Class A	569,367	41,290
*	Freshpet Inc.	477,982	39,988
[1]	B&G Foods Inc.	1,607,411	39,189
*	Fitbit Inc. Class A	5,957,673	38,487
*	Hostess Brands Inc. Class A	2,922,037	35,707
*	Knowles Corp.	2,294,604	35,016
	Cooper Tire & Rubber Co.	1,260,541	34,804
	Herman Miller Inc.	1,473,894	34,799
*	Central Garden & Pet Co. Class A	994,256	33,596
	Vector Group Ltd.	3,262,521	32,821
	HNI Corp.	1,069,140	32,684
*	Cal-Maine Foods Inc.	716,610	31,875
	Sturm Ruger & Co. Inc.	416,418	31,648
*	Gentherm Inc.	813,349	31,639
	La-Z-Boy Inc.	1,154,000	31,227
*	Delphi Technologies plc	2,164,675	30,760
*	Sonos Inc.	2,048,633	29,972
	Acushnet Holdings Corp.	837,887	29,150
*	Sleep Number Corp.	658,142	27,405
	Coca-Cola Consolidated Inc.	116,345	26,665
	Universal Corp.	581,786	24,732
	Steelcase Inc. Class A	1,981,487	23,897
[1]	Kontoor Brands Inc.	1,288,357	22,946
*	Under Armour Inc. Class A	2,346,673	22,857
*	Under Armour Inc. Class C	2,465,243	21,793
*	USANA Health Sciences Inc.	289,765	21,277
*	Cavco Industries Inc.	109,198	21,059
	Inter Parfums Inc.	434,802	20,936
*	Pilgrim's Pride Corp.	1,237,093	20,894
	Callaway Golf Co.	1,179,627	20,655
*	American Axle & Manufacturing Holdings Inc.	2,693,162	20,468
*	BellRing Brands Inc. Class A	988,425	19,709
	Medifast Inc.	140,251	19,463
*	elf Beauty Inc.	1,002,931	19,126
*,1	National Beverage Corp.	292,101	17,824
	Fresh Del Monte Produce Inc.	717,797	17,672
	Oxford Industries Inc.	399,547	17,584
	Seaboard Corp.	5,810	17,045
	ACCO Brands Corp.	2,249,644	15,972
	Knoll Inc.	1,269,726	15,478
	Coty Inc. Class A	3,348,684	14,969
*,1	GoPro Inc. Class A	3,064,678	14,588
*	American Woodmark Corp.	190,921	14,443
*	Smith & Wesson Brands Inc.	655,703	14,111
[1]	Tootsie Roll Industries Inc.	398,779	13,666
*	G-III Apparel Group Ltd.	1,023,882	13,607
	Signet Jewelers Ltd.	1,246,519	12,802
	Interface Inc. Class A	1,466,014	11,933
	National Presto Industries Inc.	131,945	11,531
	Andersons Inc.	742,342	10,215
*	Vista Outdoor Inc.	691,090	9,986
*	Tenneco Inc. Class A	1,298,810	9,819
[1]	Levi Strauss & Co. Class A	696,479	9,333
*	Central Garden & Pet Co.	239,713	8,627
	Ethan Allen Interiors Inc.	266,778	3,156
*	Cooper-Standard Holdings Inc.	211,590	2,804
	Movado Group Inc.	196,677	2,132
*,1	Revlon Inc. Class A	200,537	1,985
			6,021,770
3

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
Consumer Services (11.2%)
*	Etsy Inc.	2,971,639	315,677
*	Peloton Interactive Inc. Class A	4,901,384	283,153
	Cable One Inc.	134,728	239,122
*	Trade Desk Inc. Class A	511,993	208,125
*	Chegg Inc.	2,940,994	197,811
*	Bright Horizons Family Solutions Inc.	1,510,502	177,031
*,1	Caesars Entertainment Corp.	13,717,554	166,394
	Service Corp. International	4,238,776	164,846
*	Burlington Stores Inc.	823,119	162,097
*	Grubhub Inc.	2,302,793	161,886
	Williams-Sonoma Inc.	1,933,836	158,594
	New York Times Co. Class A	3,738,722	157,138
*	Liberty Media Corp.-Liberty Formula One Class C	4,845,583	153,653
*	Five Below Inc.	1,395,871	149,233
	Casey's General Stores Inc.	921,538	137,788
	Dunkin' Brands Group Inc.	2,056,298	134,132
*	Floor & Decor Holdings Inc. Class A	2,311,241	133,243
*	IAA Inc.	3,355,042	129,404
*	BJ's Wholesale Club Holdings Inc.	3,466,018	129,179
*	Planet Fitness Inc. Class A	2,002,641	121,300
*	SiteOne Landscape Supply Inc.	1,049,009	119,556
*	ServiceMaster Global Holdings Inc.	3,304,823	117,949
	Churchill Downs Inc.	839,107	111,727
*	Grand Canyon Education Inc.	1,184,409	107,225
	Wingstop Inc.	740,458	102,901
	Dolby Laboratories Inc. Class A	1,532,277	100,931
	Wyndham Hotels & Resorts Inc.	2,328,622	99,246
*,1	Penn National Gaming Inc.	3,231,207	98,681
	Wendy's Co.	4,457,742	97,090
*	Performance Food Group Co.	3,314,483	96,584
*	RH	385,180	95,871
*	frontdoor Inc.	2,136,565	94,714
*	Qurate Retail Inc. Class A	9,688,617	92,042
	Vail Resorts Inc.	503,829	91,772
	Nexstar Media Group Inc. Class A	1,075,644	90,021
	Gap Inc.	6,991,418	88,232
	Texas Roadhouse Inc. Class A	1,647,459	86,607
	Strategic Education Inc.	555,760	85,393
*	Ollie's Bargain Outlet Holdings Inc.	858,236	83,807
	L Brands Inc.	5,534,786	82,856
*,1	Eldorado Resorts Inc.	2,038,471	81,661
	Lithia Motors Inc. Class A	526,777	79,717
*	Murphy USA Inc.	693,545	78,086
	Aaron's Inc.	1,690,581	76,752
	Foot Locker Inc.	2,606,732	76,012
	Morningstar Inc.	536,429	75,620
*	Sprouts Farmers Market Inc.	2,946,650	75,405
*	Stamps.com Inc.	405,990	74,576
*	Grocery Outlet Holding Corp.	1,818,703	74,203
*	AutoNation Inc.	1,963,588	73,792
*	JetBlue Airways Corp.	6,760,551	73,690
	Marriott Vacations Worldwide Corp.	872,853	71,757
	Choice Hotels International Inc.	900,071	71,016
	H&R Block Inc.	4,814,540	68,752
*	Madison Square Garden Sports Corp.	462,318	67,910
	AMERCO	220,754	66,710
	Cracker Barrel Old Country Store Inc.	600,153	66,563
	Nielsen Holdings plc	4,458,753	66,257
*	LiveRamp Holdings Inc.	1,552,840	65,949
	Dick's Sporting Goods Inc.	1,544,456	63,724
4

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	National Vision Holdings Inc.	2,007,659	61,274
	Papa John's International Inc.	771,526	61,267
	TEGNA Inc.	5,464,574	60,875
	Wyndham Destinations Inc.	2,134,149	60,140
*	2U Inc.	1,519,003	57,661
	Alaska Air Group Inc.	1,532,627	55,573
	Sabre Corp.	6,888,462	55,521
[1]	Macy's Inc.	7,739,912	53,251
*	Cargurus Inc. Class A	2,084,774	52,849
*,1	Norwegian Cruise Line Holdings Ltd.	3,204,862	52,656
[1]	World Wrestling Entertainment Inc. Class A	1,157,550	50,296
*,1	Shake Shack Inc. Class A	906,365	48,019
	TripAdvisor Inc.	2,426,240	46,123
	Extended Stay America Inc.	4,003,900	44,804
	KAR Auction Services Inc.	3,229,224	44,434
	Monro Inc.	789,834	43,393
[1]	Nordstrom Inc.	2,733,793	42,346
	Jack in the Box Inc.	568,248	42,102
*	Hilton Grand Vacations Inc.	2,123,163	41,508
	Big Lots Inc.	983,415	41,303
	John Wiley & Sons Inc. Class A	1,055,897	41,180
	Boyd Gaming Corp.	1,944,845	40,647
[1]	American Eagle Outfitters Inc.	3,720,456	40,553
	Kohl's Corp.	1,949,916	40,500
*	Simply Good Foods Co.	2,151,882	39,982
*	Yelp Inc. Class A	1,712,087	39,601
	SkyWest Inc.	1,193,952	38,947
	Six Flags Entertainment Corp.	2,018,247	38,771
*,1	Spirit Airlines Inc.	2,156,958	38,394
	PriceSmart Inc.	615,635	37,141
*	Madison Square Garden Entertainment Corp.	488,565	36,642
*	Adtalem Global Education Inc.	1,163,868	36,255
*	Asbury Automotive Group Inc.	459,632	35,543
[1]	Allegiant Travel Co. Class A	324,916	35,484
*	Sally Beauty Holdings Inc.	2,828,930	35,447
	Graham Holdings Co. Class B	101,313	34,717
	Rent-A-Center Inc.	1,213,392	33,757
[1]	Bed Bath & Beyond Inc.	3,013,928	31,948
*,1	Stitch Fix Inc. Class A	1,275,183	31,803
	Penske Automotive Group Inc.	806,820	31,232
	Office Depot Inc.	13,194,493	31,007
*	Vroom Inc.	577,801	30,127
*	WW International Inc.	1,185,111	30,078
*,1	Avis Budget Group Inc.	1,307,737	29,934
	Rush Enterprises Inc. Class A	711,849	29,513
*	Upwork Inc.	2,020,548	29,177
	Cinemark Holdings Inc.	2,504,278	28,924
	Group 1 Automotive Inc.	432,824	28,553
	Core-Mark Holding Co. Inc.	1,130,317	28,207
*	Laureate Education Inc. Class A	2,686,524	26,771
*	K12 Inc.	976,245	26,593
	Brinker International Inc.	1,100,656	26,416
*	United Natural Foods Inc.	1,344,190	24,478
[1]	Sinclair Broadcast Group Inc. Class A	1,319,152	24,352
[1]	Cheesecake Factory Inc.	1,025,711	23,509
*,1	Rite Aid Corp.	1,367,080	23,322
	Hyatt Hotels Corp. Class A	446,446	22,452
*	Urban Outfitters Inc.	1,470,702	22,384
*	Scientific Games Corp.	1,420,984	21,968
*	AMC Networks Inc. Class A	915,056	21,403
*,1	ANGI Homeservices Inc. Class A	1,748,158	21,240
5

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Bloomin' Brands Inc.	1,973,728	21,040
*	Selectquote Inc.	811,358	20,552
	Weis Markets Inc.	404,681	20,283
*	SeaWorld Entertainment Inc.	1,274,442	18,874
*	Lions Gate Entertainment Corp. Class B	2,738,035	18,701
*	Liberty Media Corp.-Liberty Formula One Class A	608,475	17,755
	Red Rock Resorts Inc. Class A	1,605,039	17,511
	Sonic Automotive Inc. Class A	542,015	17,296
	Dine Brands Global Inc.	391,041	16,463
	Abercrombie & Fitch Co. Class A	1,544,184	16,430
	Scholastic Corp.	531,465	15,912
[1]	Dave & Buster's Entertainment Inc.	1,187,967	15,836
	Hawaiian Holdings Inc.	1,094,329	15,364
*,1	RealReal Inc.	1,198,298	15,326
	Matthews International Corp. Class A	744,755	14,225
	Meredith Corp.	959,827	13,965
*	Zumiez Inc.	509,616	13,953
*	Quotient Technology Inc.	1,803,788	13,204
*,1	Michaels Cos. Inc.	1,846,729	13,056
[1]	Children's Place Inc.	346,324	12,959
*	BrightView Holdings Inc.	1,052,186	11,784
[1]	Buckle Inc.	743,143	11,652
*,1	Vivint Smart Home Inc.	669,137	11,596
*,1	Lions Gate Entertainment Corp. Class A	1,558,405	11,548
	EW Scripps Co. Class A	1,305,859	11,426
	BJ's Restaurants Inc.	530,193	11,102
*,1	Groupon Inc. Class A	605,099	10,964
	Designer Brands Inc. Class A	1,531,104	10,366
*	MSG Networks Inc. Class A	1,027,023	10,219
	Guess? Inc.	1,017,446	9,839
*	Cars.com Inc.	1,598,840	9,209
*	Clear Channel Outdoor Holdings Inc.	8,786,151	9,138
	Caleres Inc.	958,146	7,991
*	Genesco Inc.	349,710	7,575
*	El Pollo Loco Holdings Inc.	439,977	6,494
*,1	Revolve Group Inc. Class A	395,763	5,881
[1]	AMC Entertainment Holdings Inc. Class A	1,249,622	5,361
*	American Public Education Inc.	176,000	5,210
*	Regis Corp.	579,522	4,741
*,1	At Home Group Inc.	683,863	4,438
[1]	Dillard's Inc. Class A	168,315	4,341
	Rush Enterprises Inc. Class B	121,417	4,330
	Systemax Inc.	185,855	3,817
*,1	GameStop Corp. Class A	728,149	3,160
*	TrueCar Inc.	1,209,089	3,119
*	Houghton Mifflin Harcourt Co.	1,335,693	2,418
	National CineMedia Inc.	748,184	2,222
	Gannett Co. Inc.	1,572,502	2,170
	Chico's FAS Inc.	1,508,574	2,082
	Entercom Communications Corp. Class A	1,427,009	1,969
*	Liberty TripAdvisor Holdings Inc. Class A	904,166	1,926
*,1	Hertz Global Holdings Inc.	1,068,059	1,506
*	Lands' End Inc.	141,978	1,142
	Emerald Holding Inc.	313,345	965
*	Albertsons Cos. Inc. Class A	58,893	929
			9,716,845
Financials (21.7%)
	Equity LifeStyle Properties Inc.	4,332,834	270,715
	Apollo Global Management Inc. Class A	5,157,132	257,444
	Medical Properties Trust Inc.	13,228,909	248,703
6

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Brown & Brown Inc.	6,033,330	245,919
	RenaissanceRe Holdings Ltd.	1,240,372	212,141
	CyrusOne Inc.	2,884,327	209,835
	Americold Realty Trust	5,015,001	182,045
	Gaming and Leisure Properties Inc.	5,183,796	179,359
*,1	Zillow Group Inc. Class C	3,074,202	177,105
	VICI Properties Inc.	8,734,663	176,353
	American Homes 4 Rent Class A	6,393,494	171,985
	Kilroy Realty Corp.	2,881,735	169,158
	Omega Healthcare Investors Inc.	5,682,252	168,933
	LPL Financial Holdings Inc.	1,975,300	154,864
	Assurant Inc.	1,493,950	154,310
	National Retail Properties Inc.	4,307,261	152,822
	Commerce Bancshares Inc.	2,513,974	149,506
	Healthcare Trust of America Inc. Class A	5,472,032	145,118
	Lamar Advertising Co. Class A	2,162,312	144,356
	Apartment Investment & Management Co. Class A	3,728,003	140,322
	Signature Bank	1,284,490	137,338
	Jones Lang LaSalle Inc.	1,293,197	133,794
	STORE Capital Corp. Class A	5,511,789	131,236
	Prosperity Bancshares Inc.	2,204,326	130,893
	CubeSmart	4,847,697	130,839
	East West Bancorp Inc.	3,541,592	128,347
	Douglas Emmett Inc.	4,173,403	127,957
	First American Financial Corp.	2,652,127	127,355
	Rexford Industrial Realty Inc.	3,070,601	127,215
	People's United Financial Inc.	10,629,061	122,978
	First Industrial Realty Trust Inc.	3,185,059	122,434
	Erie Indemnity Co. Class A	635,607	121,973
[1]	Carlyle Group Inc.	4,361,729	121,692
	American Financial Group Inc.	1,913,978	121,461
	American Campus Communities Inc.	3,447,052	120,509
	Primerica Inc.	1,021,642	119,123
	Old Republic International Corp.	7,226,538	117,865
	EastGroup Properties Inc.	978,462	116,055
	CoreSite Realty Corp.	948,400	114,813
	Kemper Corp.	1,553,047	112,627
	New York Community Bancorp Inc.	11,034,100	112,548
	TCF Financial Corp.	3,806,353	111,983
	Life Storage Inc.	1,174,533	111,522
	Cousins Properties Inc.	3,719,494	110,952
	Legg Mason Inc.	2,204,688	109,683
	STAG Industrial Inc.	3,720,941	109,098
	Cullen/Frost Bankers Inc.	1,408,865	105,256
	Eaton Vance Corp.	2,708,777	104,559
	Tradeweb Markets Inc. Class A	1,785,778	103,825
*,1	Credit Acceptance Corp.	242,912	101,783
	Starwood Property Trust Inc.	6,717,961	100,501
	Healthcare Realty Trust Inc.	3,376,960	98,911
	First Financial Bankshares Inc.	3,381,727	97,698
	Highwoods Properties Inc.	2,599,434	97,037
	QTS Realty Trust Inc. Class A	1,508,007	96,648
	Hudson Pacific Properties Inc.	3,837,199	96,544
	Essent Group Ltd.	2,629,000	95,354
	Brixmor Property Group Inc.	7,416,812	95,084
	JBG SMITH Properties	3,175,816	93,909
	Equity Commonwealth	2,893,791	93,180
*	Redfin Corp.	2,217,323	92,928
	Ares Management Corp. Class A	2,320,062	92,106
	United Bankshares Inc.	3,248,500	89,853
	Spirit Realty Capital Inc.	2,575,142	89,769
7

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Terreno Realty Corp.	1,693,953	89,170
	Physicians Realty Trust	5,068,690	88,803
	Agree Realty Corp.	1,347,442	88,540
*	Cannae Holdings Inc.	2,139,553	87,936
	RLI Corp.	1,069,414	87,799
	Hanover Insurance Group Inc.	855,738	86,712
	Western Alliance Bancorp	2,274,657	86,141
	South State Corp.	1,771,383	84,424
	Glacier Bancorp Inc.	2,391,268	84,388
	Affiliated Managers Group Inc.	1,122,999	83,731
	Blackstone Mortgage Trust Inc. Class A	3,459,938	83,350
	Kinsale Capital Group Inc.	528,892	82,089
	Axis Capital Holdings Ltd.	2,004,087	81,286
	Rayonier Inc.	3,233,480	80,158
	Popular Inc.	2,148,944	79,876
	Selective Insurance Group Inc.	1,493,811	78,784
	Janus Henderson Group plc	3,701,280	78,319
	First Horizon National Corp.	7,798,623	77,674
	New Residential Investment Corp.	10,397,600	77,254
	Stifel Financial Corp.	1,627,754	77,204
	Unum Group	4,579,953	75,981
	Pinnacle Financial Partners Inc.	1,805,774	75,824
	Valley National Bancorp	9,597,139	75,050
	Community Bank System Inc.	1,305,951	74,465
	Sabra Health Care REIT Inc.	5,142,313	74,204
*	Zillow Group Inc. Class A	1,290,181	74,160
	Radian Group Inc.	4,762,585	73,868
	Voya Financial Inc.	1,578,316	73,628
	Jefferies Financial Group Inc.	4,707,203	73,197
	Lexington Realty Trust	6,854,749	72,318
	Synovus Financial Corp.	3,508,629	72,032
*	Athene Holding Ltd. Class A	2,307,779	71,980
	Bank OZK	3,064,523	71,924
	Lazard Ltd. Class A	2,484,219	71,123
	Corporate Office Properties Trust	2,806,059	71,106
	Zions Bancorp NA	2,054,599	69,856
	MGIC Investment Corp.	8,468,882	69,360
	Houlihan Lokey Inc. Class A	1,230,094	68,442
	PS Business Parks Inc.	516,634	68,402
	Reinsurance Group of America Inc.	848,185	66,532
	FirstCash Inc.	984,736	66,450
	Comerica Inc.	1,743,930	66,444
	Kimco Realty Corp.	5,150,941	66,138
	SLM Corp.	9,402,933	66,103
	White Mountains Insurance Group Ltd.	73,938	65,655
*	Brighthouse Financial Inc.	2,347,086	65,296
	Webster Financial Corp.	2,255,028	64,516
	National Health Investors Inc.	1,060,826	64,413
	EPR Properties	1,943,191	64,378
	Wintrust Financial Corp.	1,442,722	62,932
	Invesco Ltd.	5,755,537	61,930
	Bank of Hawaii Corp.	1,000,652	61,450
	FNB Corp.	8,076,608	60,575
	PotlatchDeltic Corp.	1,590,480	60,486
	CVB Financial Corp.	3,227,163	60,477
	UMB Financial Corp.	1,143,424	58,943
	Umpqua Holdings Corp.	5,503,194	58,554
	Park Hotels & Resorts Inc.	5,891,051	58,262
	Weingarten Realty Investors	3,042,687	57,598
	PacWest Bancorp	2,911,864	57,393
	Home BancShares Inc.	3,716,200	57,155
8

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Sterling Bancorp	4,860,481	56,965
	IBERIABANK Corp.	1,250,551	56,950
	Federated Hermes Inc. Class B	2,397,403	56,818
	Old National Bancorp	4,127,841	56,799
*,1	LendingTree Inc.	196,042	56,760
	BancorpSouth Bank	2,488,511	56,589
	American Equity Investment Life Holding Co.	2,288,105	56,539
	First Hawaiian Inc.	3,245,842	55,958
	CNO Financial Group Inc.	3,590,602	55,906
	Independent Bank Corp.	825,559	55,387
	Taubman Centers Inc.	1,463,286	55,254
	Kennedy-Wilson Holdings Inc.	3,587,465	54,601
*	Howard Hughes Corp.	1,029,894	53,503
	Associated Banc-Corp	3,841,435	52,551
	Piedmont Office Realty Trust Inc. Class A	3,147,606	52,282
	Apple Hospitality REIT Inc.	5,319,032	51,382
	CIT Group Inc.	2,469,445	51,192
	Outfront Media Inc.	3,608,467	51,132
	Washington Federal Inc.	1,896,007	50,889
	Evercore Inc. Class A	861,159	50,739
	Columbia Banking System Inc.	1,788,767	50,703
	Assured Guaranty Ltd.	2,063,742	50,376
	Cathay General Bancorp	1,888,802	49,675
	Investors Bancorp Inc.	5,644,187	47,976
	SL Green Realty Corp.	956,668	47,154
	Hamilton Lane Inc. Class A	698,202	47,038
	Artisan Partners Asset Management Inc. Class A	1,439,820	46,794
	BankUnited Inc.	2,308,724	46,752
	Brandywine Realty Trust	4,260,198	46,394
*	Enstar Group Ltd.	303,508	46,367
	Virtu Financial Inc. Class A	1,962,716	46,320
[1]	Chimera Investment Corp.	4,803,259	46,159
	Hancock Whitney Corp.	2,155,929	45,706
	Atlantic Union Bankshares Corp.	1,973,152	45,698
	Washington REIT	2,056,863	45,662
	Uniti Group Inc.	4,866,224	45,499
	OneMain Holdings Inc.	1,852,168	45,452
	Pacific Premier Bancorp Inc.	2,084,081	45,183
	Pebblebrook Hotel Trust	3,266,520	44,621
*	PRA Group Inc.	1,141,742	44,140
	Sunstone Hotel Investors Inc.	5,387,180	43,906
	PennyMac Mortgage Investment Trust	2,493,860	43,717
	International Bancshares Corp.	1,348,191	43,169
	Moelis & Co. Class A	1,380,116	43,004
	Ryman Hospitality Properties Inc.	1,235,883	42,762
	Fulton Financial Corp.	4,041,695	42,559
	PennyMac Financial Services Inc.	989,674	41,358
	CareTrust REIT Inc.	2,390,900	41,028
	ServisFirst Bancshares Inc.	1,143,020	40,874
	Cohen & Steers Inc.	598,708	40,742
	BOK Financial Corp.	704,985	39,789
	Simmons First National Corp. Class A	2,321,844	39,727
	United Community Banks Inc.	1,962,687	39,489
	Retail Properties of America Inc. Class A	5,351,905	39,176
	National Storage Affiliates Trust	1,366,819	39,173
	RLJ Lodging Trust	4,138,926	39,071
*	Texas Capital Bancshares Inc.	1,264,272	39,028
	Ameris Bancorp	1,647,457	38,863
	First Midwest Bancorp Inc.	2,852,842	38,085
	Horace Mann Educators Corp.	1,030,940	37,866
	Columbia Property Trust Inc.	2,870,346	37,716
9

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Apollo Commercial Real Estate Finance Inc.	3,840,973	37,680
	Walker & Dunlop Inc.	736,833	37,438
	Global Net Lease Inc.	2,233,462	37,366
	First Merchants Corp.	1,351,046	37,248
	Independent Bank Group Inc.	917,122	37,162
	Capitol Federal Financial Inc.	3,369,915	37,103
[1]	Santander Consumer USA Holdings Inc.	2,012,652	37,053
	LTC Properties Inc.	983,124	37,034
	National General Holdings Corp.	1,710,915	36,973
	Paramount Group Inc.	4,794,974	36,969
	Westamerica Bancorp	641,552	36,838
	WSFS Financial Corp.	1,269,781	36,443
	American Assets Trust Inc.	1,274,612	35,485
	Trustmark Corp.	1,424,536	34,930
[1]	Two Harbors Investment Corp.	6,856,960	34,559
*	Cushman & Wakefield plc	2,762,910	34,426
	GEO Group Inc.	2,890,252	34,192
	Navient Corp.	4,859,414	34,162
	Industrial Logistics Properties Trust	1,634,097	33,581
[1]	Macerich Co.	3,742,333	33,569
	Hilltop Holdings Inc.	1,809,137	33,379
	Renasant Corp.	1,337,388	33,301
	First Interstate BancSystem Inc. Class A	1,064,526	32,958
	Urban Edge Properties	2,775,340	32,943
	First Citizens BancShares Inc. Class A	80,425	32,574
	WesBanco Inc.	1,596,990	32,435
	First Financial Bancorp	2,333,027	32,406
	NBT Bancorp Inc.	1,038,063	31,931
	Banner Corp.	837,270	31,816
	Retail Opportunity Investments Corp.	2,771,071	31,396
	Office Properties Income Trust	1,208,387	31,382
	SITE Centers Corp.	3,860,547	31,270
	Mack-Cali Realty Corp.	2,043,806	31,250
	Northwest Bancshares Inc.	3,038,306	31,067
	Towne Bank	1,638,704	30,873
	Empire State Realty Trust Inc. Class A	4,373,223	30,613
	First Bancorp	5,468,971	30,572
*	eHealth Inc.	305,069	29,970
[1]	Broadmark Realty Capital Inc.	3,146,249	29,795
	Service Properties Trust	4,125,463	29,250
*	Genworth Financial Inc. Class A	12,623,336	29,160
	Argo Group International Holdings Ltd.	824,811	28,728
[1]	MFA Financial Inc.	11,358,295	28,282
	Mercury General Corp.	693,919	28,277
*	Axos Financial Inc.	1,271,488	28,074
	CoreCivic Inc.	2,998,939	28,070
	Acadia Realty Trust	2,158,110	28,012
	Safety Insurance Group Inc.	364,567	27,802
	DiamondRock Hospitality Co.	4,994,810	27,621
	Colony Capital Inc.	11,459,663	27,503
	Hope Bancorp Inc.	2,933,739	27,049
	Cadence Bancorp Class A	2,999,023	26,571
	Xenia Hotels & Resorts Inc.	2,836,016	26,460
	Diversified Healthcare Trust	5,963,695	26,389
	Getty Realty Corp.	882,067	26,180
*	Focus Financial Partners Inc. Class A	778,962	25,745
*,1	Encore Capital Group Inc.	743,847	25,425
	Piper Sandler Cos.	427,548	25,294
	Flagstar Bancorp Inc.	853,225	25,110
	City Holding Co.	384,654	25,068
	BancFirst Corp.	613,872	24,905
10

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Universal Health Realty Income Trust	310,442	24,677
	Kite Realty Group Trust	2,108,776	24,335
	Waddell & Reed Financial Inc. Class A	1,562,783	24,239
	Eagle Bancorp Inc.	726,987	23,809
	iStar Inc.	1,821,926	22,446
	S&T Bancorp Inc.	934,533	21,915
	Employers Holdings Inc.	723,412	21,811
	American Finance Trust Inc. Class A	2,720,688	21,589
	Park National Corp.	306,405	21,565
	Provident Financial Services Inc.	1,487,098	21,489
	Investors Real Estate Trust	304,198	21,443
	Realogy Holdings Corp.	2,889,280	21,410
	Virtus Investment Partners Inc.	183,267	21,312
	Alexander & Baldwin Inc.	1,722,055	20,992
	Tompkins Financial Corp.	317,671	20,576
	First Commonwealth Financial Corp.	2,460,139	20,370
	BGC Partners Inc. Class A	7,421,865	20,336
	Redwood Trust Inc.	2,878,409	20,149
	TFS Financial Corp.	1,404,546	20,099
	Ladder Capital Corp. Class A	2,444,081	19,797
	National Bank Holdings Corp. Class A	727,846	19,652
	ProAssurance Corp.	1,342,585	19,427
	Great Western Bancorp Inc.	1,379,132	18,977
	Brookline Bancorp Inc.	1,877,793	18,928
	Nelnet Inc. Class A	384,726	18,367
	Newmark Group Inc. Class A	3,737,584	18,165
*	Columbia Financial Inc.	1,298,185	18,116
	OFG Bancorp	1,287,022	17,207
*	Marcus & Millichap Inc.	590,713	17,048
[1]	Invesco Mortgage Capital Inc.	4,542,838	16,990
*	Ambac Financial Group Inc.	1,147,659	16,434
[1]	Tanger Factory Outlet Centers Inc.	2,225,930	15,871
*	St. Joe Co.	812,075	15,770
	National Western Life Group Inc. Class A	77,498	15,747
	Kearny Financial Corp.	1,887,647	15,441
	ARMOUR Residential REIT Inc.	1,619,025	15,203
*	Third Point Reinsurance Ltd.	2,021,785	15,184
	United Fire Group Inc.	533,142	14,773
	Colony Credit Real Estate Inc.	2,093,613	14,697
	Heartland Financial USA Inc.	438,271	14,656
	American National Insurance Co.	202,189	14,572
*	Goosehead Insurance Inc. Class A	181,325	13,628
	Boston Private Financial Holdings Inc.	1,948,056	13,403
	RPT Realty	1,919,137	13,357
	Capstead Mortgage Corp.	2,416,541	13,267
[1]	Brookfield Property REIT Inc. Class A	1,331,164	13,258
	TPG RE Finance Trust Inc.	1,537,706	13,224
	Berkshire Hills Bancorp Inc.	1,195,473	13,174
	Northfield Bancorp Inc.	1,112,175	12,812
*	Assetmark Financial Holdings Inc.	453,681	12,381
	Alexander's Inc.	51,255	12,347
	Franklin Street Properties Corp.	2,420,255	12,319
	WisdomTree Investments Inc.	3,333,188	11,566
	KKR Real Estate Finance Trust Inc.	695,273	11,528
	RMR Group Inc. Class A	383,872	11,313
*	MBIA Inc.	1,527,393	11,074
	Safehold Inc.	191,948	11,035
	Central Pacific Financial Corp.	669,613	10,734
	Saul Centers Inc.	319,902	10,323
[1]	Granite Point Mortgage Trust Inc.	1,382,001	9,923
	Dime Community Bancshares Inc.	709,679	9,744
11

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,1	Seritage Growth Properties Class A	822,913	9,381
	Urstadt Biddle Properties Inc. Class A	752,902	8,944
	FBL Financial Group Inc. Class A	246,978	8,864
	Front Yard Residential Corp.	1,017,355	8,851
*	World Acceptance Corp.	122,387	8,019
	State Auto Financial Corp.	439,749	7,850
	Summit Hotel Properties Inc.	1,323,653	7,849
*	LendingClub Corp.	1,663,950	7,571
*	Tejon Ranch Co.	525,780	7,571
*	Forestar Group Inc.	421,463	6,356
	New Senior Investment Group Inc.	986,593	3,571
	Hersha Hospitality Trust Class A	460,916	2,655
	Retail Value Inc.	198,682	2,456
	CorePoint Lodging Inc.	473,651	1,994
[1]	Washington Prime Group Inc.	2,347,750	1,974
	GAMCO Investors Inc. Class A	133,934	1,783
	Associated Capital Group Inc. Class A	42,660	1,565
[1]	AG Mortgage Investment Trust Inc.	411,080	1,311
[1]	Pennsylvania REIT	840,169	1,143
	Urstadt Biddle Properties Inc.	61,852	622
	Fidelity National Financial Inc.	1,317	40
*,2	Frontier Financial Corp.	1	—
			18,936,914
Health Care (15.4%)
*	Teladoc Health Inc.	1,864,124	355,749
	STERIS plc	2,123,395	325,814
*	Insulet Corp.	1,638,719	318,338
*	Catalent Inc.	4,072,014	298,479
*	Sarepta Therapeutics Inc.	1,855,068	297,442
*	Neurocrine Biosciences Inc.	2,325,343	283,692
*	Masimo Corp.	1,219,327	277,994
	PerkinElmer Inc.	2,789,101	273,583
*	Horizon Therapeutics plc	4,776,118	265,457
*	Molina Healthcare Inc.	1,482,597	263,873
	Bio-Techne Corp.	956,973	252,708
*	Bio-Rad Laboratories Inc. Class A	522,783	236,031
*	Charles River Laboratories International Inc.	1,239,192	216,053
	West Pharmaceutical Services Inc.	921,550	209,348
*	Quidel Corp.	893,768	199,972
*	Ionis Pharmaceuticals Inc.	3,313,913	195,388
*	Immunomedics Inc.	5,203,377	184,408
	Hill-Rom Holdings Inc.	1,666,763	182,977
*	Exelixis Inc.	7,679,138	182,303
	Chemed Corp.	397,315	179,217
*	Avantor Inc.	10,076,718	171,304
*	Amedisys Inc.	810,971	161,010
*	PRA Health Sciences Inc.	1,595,921	155,267
	Encompass Health Corp.	2,490,369	154,229
*	Penumbra Inc.	852,432	152,432
*	Guardant Health Inc.	1,847,019	149,849
*	Repligen Corp.	1,179,026	145,739
*	ACADIA Pharmaceuticals Inc.	2,927,353	141,889
*	Tandem Diabetes Care Inc.	1,430,055	141,461
*	LHC Group Inc.	750,911	130,899
*	Novocure Ltd.	2,137,941	126,780
*	United Therapeutics Corp.	1,046,322	126,605
*	Syneos Health Inc.	2,087,597	121,603
*	10X Genomics Inc. Class A	1,305,440	116,589
*	MyoKardia Inc.	1,186,958	114,684
*	Haemonetics Corp.	1,262,224	113,045
12

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Acceleron Pharma Inc.	1,146,156	109,194
*	Mirati Therapeutics Inc.	926,328	105,759
*	Ultragenyx Pharmaceutical Inc.	1,347,064	105,367
*	Arrowhead Pharmaceuticals Inc.	2,422,221	104,616
*	Nektar Therapeutics Class A	4,458,552	103,260
*	Neogen Corp.	1,323,628	102,714
	Bruker Corp.	2,508,242	102,035
*	Blueprint Medicines Corp.	1,289,744	100,600
*	HealthEquity Inc.	1,696,857	99,555
*	Bluebird Bio Inc.	1,621,779	98,993
*	Momenta Pharmaceuticals Inc.	2,948,687	98,103
*	Amicus Therapeutics Inc.	6,454,316	97,331
*	Nevro Corp.	808,009	96,533
*,1	Global Blood Therapeutics Inc.	1,526,540	96,370
*	Wright Medical Group NV	3,225,866	95,873
*	Reata Pharmaceuticals Inc. Class A	599,856	93,590
*	ICU Medical Inc.	495,116	91,255
*	Halozyme Therapeutics Inc.	3,397,490	91,087
*	Globus Medical Inc. Class A	1,873,512	89,385
*	Iovance Biotherapeutics Inc.	3,237,571	88,871
*	Natera Inc.	1,772,425	88,373
*	Emergent BioSolutions Inc.	1,114,849	88,162
*	Arena Pharmaceuticals Inc.	1,398,496	88,035
*	Integra LifeSciences Holdings Corp.	1,804,397	84,789
*	Adaptive Biotechnologies Corp.	1,745,826	84,463
*	Envista Holdings Corp.	3,982,835	83,998
*	Agios Pharmaceuticals Inc.	1,550,706	82,932
*	NeoGenomics Inc.	2,624,562	81,309
*	FibroGen Inc.	2,006,050	81,305
*	iRhythm Technologies Inc.	676,282	78,374
*	Alkermes plc	3,976,082	77,156
*	PTC Therapeutics Inc.	1,494,042	75,808
*	Omnicell Inc.	1,066,133	75,290
*	Jazz Pharmaceuticals plc	658,532	72,662
*	HMS Holdings Corp.	2,211,611	71,634
*	NuVasive Inc.	1,281,930	71,352
*	Insmed Inc.	2,489,978	68,574
*,1	Allogene Therapeutics Inc.	1,542,398	66,045
*,1	Novavax Inc.	745,268	62,118
*	Medpace Holdings Inc.	663,414	61,711
*	Merit Medical Systems Inc.	1,315,603	60,057
*	Integer Holdings Corp.	820,790	59,959
*,1	Bridgebio Pharma Inc.	1,821,540	59,400
*	Deciphera Pharmaceuticals Inc.	978,882	58,459
*	Sage Therapeutics Inc.	1,298,008	53,971
	Ensign Group Inc.	1,274,507	53,338
*	Acadia Healthcare Co. Inc.	2,112,104	53,056
*,1	Allakos Inc.	731,619	52,574
*	Pacira BioSciences Inc.	999,846	52,462
	CONMED Corp.	715,320	51,496
*	Turning Point Therapeutics Inc.	790,318	51,047
	Patterson Cos. Inc.	2,154,645	47,402
*	Tenet Healthcare Corp.	2,616,670	47,388
*	Prestige Consumer Healthcare Inc.	1,251,589	47,010
	Healthcare Services Group Inc.	1,859,368	45,480
*,1	Editas Medicine Inc.	1,523,724	45,072
*	Denali Therapeutics Inc.	1,847,750	44,679
*	Xencor Inc.	1,353,054	43,825
*	Corcept Therapeutics Inc.	2,576,732	43,341
*,1	Ligand Pharmaceuticals Inc.	382,205	42,750
*	Magellan Health Inc.	563,540	41,127
13

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Glaukos Corp.	1,053,240	40,465
	Cantel Medical Corp.	897,944	39,716
*	Select Medical Holdings Corp.	2,690,545	39,632
*	Ironwood Pharmaceuticals Inc. Class A	3,781,007	39,020
*	BioTelemetry Inc.	809,845	36,597
*	ChemoCentryx Inc.	630,374	36,272
*	Kodiak Sciences Inc.	669,410	36,228
*	Intra-Cellular Therapies Inc.	1,410,270	36,202
	Luminex Corp.	1,090,459	35,473
*	Avanos Medical Inc.	1,197,118	35,183
*	STAAR Surgical Co.	565,347	34,791
*	MEDNAX Inc.	2,025,444	34,635
*,1	OPKO Health Inc.	10,075,093	34,356
*	Alector Inc.	1,381,633	33,767
*	Portola Pharmaceuticals Inc.	1,869,084	33,625
*	Silk Road Medical Inc.	771,630	32,324
*	Heron Therapeutics Inc.	2,151,305	31,646
*	Intercept Pharmaceuticals Inc.	658,806	31,563
*	Fate Therapeutics Inc.	894,228	30,681
*	Epizyme Inc.	1,900,126	30,516
*	Supernus Pharmaceuticals Inc.	1,251,274	29,718
*	REGENXBIO Inc.	793,523	29,225
*,1	1Life Healthcare Inc.	790,069	28,695
*	Shockwave Medical Inc.	589,069	27,904
*	Axsome Therapeutics Inc.	325,425	26,776
*,1	Viela Bio Inc.	616,047	26,687
*	Theravance Biopharma Inc.	1,265,226	26,557
*	Meridian Bioscience Inc.	1,073,718	25,007
*	Apellis Pharmaceuticals Inc.	757,551	24,742
*,1	Madrigal Pharmaceuticals Inc.	212,720	24,091
*,1	Intellia Therapeutics Inc.	1,140,303	23,969
*	Karuna Therapeutics Inc.	196,527	21,905
*	Innoviva Inc.	1,523,924	21,304
*	Myriad Genetics Inc.	1,775,542	20,135
*	Endo International plc	5,758,632	19,752
	National HealthCare Corp.	308,013	19,540
*,1	Progyny Inc.	747,493	19,293
*,1	Aimmune Therapeutics Inc.	1,144,984	19,133
*	Tricida Inc.	688,696	18,925
*	Zogenix Inc.	693,644	18,735
*	Gossamer Bio Inc.	1,329,649	17,285
*	Aerie Pharmaceuticals Inc.	1,164,849	17,193
*,1	Esperion Therapeutics Inc.	328,826	16,872
*	Inogen Inc.	469,806	16,687
*,1	SmileDirectClub Inc. Class A	2,042,261	16,134
*	CorVel Corp.	226,881	16,084
*	Radius Health Inc.	1,162,868	15,850
*	Varex Imaging Corp.	980,128	14,849
*	Orthofix Medical Inc.	457,222	14,631
*	Pennant Group Inc.	629,698	14,231
*	HealthStream Inc.	641,729	14,201
*	Amneal Pharmaceuticals Inc.	2,954,502	14,063
*	AnaptysBio Inc.	615,346	13,747
*	Evolent Health Inc. Class A	1,928,534	13,731
*	Brookdale Senior Living Inc.	4,591,638	13,545
	Phibro Animal Health Corp. Class A	508,635	13,362
*	Sangamo Therapeutics Inc.	1,412,699	12,658
*	Option Care Health Inc.	886,103	12,299
*	Kiniksa Pharmaceuticals Ltd. Class A	471,856	12,023
*	Atara Biotherapeutics Inc.	807,509	11,765
*	Tivity Health Inc.	1,033,110	11,705
14

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	REVOLUTION Medicines Inc.	369,871	11,677
*	Zentalis Pharmaceuticals Inc.	224,895	10,799
*,1	Immunovant Inc.	414,177	10,085
*,1	Black Diamond Therapeutics Inc.	225,126	9,491
*	Natus Medical Inc.	424,710	9,267
*	Beam Therapeutics Inc.	322,744	9,037
*,1	Stoke Therapeutics Inc.	371,963	8,864
*	Inari Medical Inc.	181,959	8,814
*,1	ZIOPHARM Oncology Inc.	2,685,835	8,810
*	G1 Therapeutics Inc.	354,735	8,606
*,1	Precigen Inc.	1,721,874	8,592
*	NGM Biopharmaceuticals Inc.	427,184	8,433
*,1	Clovis Oncology Inc.	1,047,776	7,072
	Owens & Minor Inc.	750,308	5,717
*,1	Rubius Therapeutics Inc.	907,904	5,429
*,1	Akcea Therapeutics Inc.	381,680	5,229
*	Spectrum Pharmaceuticals Inc.	1,459,390	4,933
*	Phathom Pharmaceuticals Inc.	144,573	4,758
*	Puma Biotechnology Inc.	419,351	4,374
*	Surgery Partners Inc.	284,924	3,297
*,1	Vir Biotechnology Inc.	43,666	1,789
*	Forma Therapeutics Holdings Inc.	27,911	1,298
*	Five Star Senior Living Inc.	127,837	499
*,1,2	Synergy Pharmaceuticals Inc.	2,001,166	13
			13,425,268
Industrials (19.9%)
*	Zebra Technologies Corp. Class A	1,329,219	340,214
	IDEX Corp.	1,887,759	298,341
*	Fair Isaac Corp.	689,954	288,428
*	Teledyne Technologies Inc.	917,892	285,419
	Booz Allen Hamilton Holding Corp. Class A	3,454,424	268,720
	Nordson Corp.	1,303,778	247,340
	Allegion plc	2,308,835	236,009
	Lennox International Inc.	909,840	211,984
	Graco Inc.	4,172,522	200,239
*	Generac Holdings Inc.	1,569,735	191,398
*	Trex Co. Inc.	1,448,455	188,401
	AptarGroup Inc.	1,607,648	180,024
*	WEX Inc.	1,090,057	179,870
	Toro Co.	2,679,513	177,759
	Jack Henry & Associates Inc.	959,579	176,591
	Genpact Ltd.	4,769,921	174,198
	Carlisle Cos. Inc.	1,375,058	164,553
	Universal Display Corp.	1,061,690	158,850
	Howmet Aerospace Inc.	9,830,749	155,817
*	Axon Enterprise Inc.	1,573,293	154,387
	Owens Corning	2,698,443	150,465
	Donaldson Co. Inc.	3,174,612	147,683
*	Berry Global Group Inc.	3,318,280	147,066
	Watsco Inc.	820,501	145,803
	Robert Half International Inc.	2,727,406	144,089
*	AECOM	3,807,007	143,067
*	HD Supply Holdings Inc.	4,056,227	140,548
*	Arrow Electronics Inc.	1,976,718	135,781
	Quanta Services Inc.	3,448,699	135,292
	BWX Technologies Inc.	2,382,909	134,968
	CoreLogic Inc.	1,987,262	133,584
	Knight-Swift Transportation Holdings Inc. Class A	3,190,364	133,070
	FLIR Systems Inc.	3,277,679	132,975
	Sonoco Products Co.	2,510,966	131,298
15

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Stericycle Inc.	2,289,705	128,178
	Sealed Air Corp.	3,899,179	128,088
*	Paylocity Holding Corp.	874,183	127,535
	ITT Inc.	2,161,534	126,969
	Brunswick Corp.	1,981,932	126,864
	Lincoln Electric Holdings Inc.	1,486,170	125,195
	Oshkosh Corp.	1,704,288	122,061
	Cognex Corp.	2,040,697	121,870
*	Euronet Worldwide Inc.	1,242,435	119,050
	Woodward Inc.	1,482,673	114,981
	MDU Resources Group Inc.	5,019,864	111,341
*	Middleby Corp.	1,392,248	109,904
*	Mercury Systems Inc.	1,390,965	109,413
	Jabil Inc.	3,395,206	108,918
	MAXIMUS Inc.	1,534,831	108,129
	Landstar System Inc.	960,299	107,851
	Tetra Tech Inc.	1,351,926	106,964
*	FTI Consulting Inc.	928,253	106,331
	MSA Safety Inc.	923,971	105,739
	Exponent Inc.	1,290,072	104,406
*,1	Bill.com Holdings Inc.	1,136,417	102,516
*,1	II-VI Inc.	2,168,801	102,411
	ManpowerGroup Inc.	1,452,432	99,855
	Allison Transmission Holdings Inc.	2,690,808	98,968
	Littelfuse Inc.	577,666	98,567
	Graphic Packaging Holding Co.	6,989,715	97,786
	Acuity Brands Inc.	992,086	94,982
*	TopBuild Corp.	833,837	94,866
[1]	Hexcel Corp.	2,088,649	94,449
	Armstrong World Industries Inc.	1,196,413	93,272
	Curtiss-Wright Corp.	1,042,557	93,080
	Flowserve Corp.	3,261,573	93,020
	Simpson Manufacturing Co. Inc.	1,087,249	91,720
	EMCOR Group Inc.	1,372,535	90,779
*	Novanta Inc.	834,923	89,145
	Regal Beloit Corp.	1,013,996	88,542
*	XPO Logistics Inc.	1,139,814	88,051
*	ASGN Inc.	1,247,665	83,194
	AGCO Corp.	1,498,311	83,096
	Rexnord Corp.	2,844,510	82,917
	KBR Inc.	3,560,019	80,278
*	RBC Bearings Inc.	595,057	79,761
	nVent Electric plc	4,254,270	79,683
	A O Smith Corp.	1,689,945	79,630
*	Coherent Inc.	606,774	79,475
	Air Lease Corp. Class A	2,705,877	79,255
	Pentair plc	2,073,088	78,757
	Timken Co.	1,689,677	76,863
*	Kirby Corp.	1,426,993	76,430
*	Clean Harbors Inc.	1,251,031	75,037
*	ACI Worldwide Inc.	2,755,659	74,375
*	Aerojet Rocketdyne Holdings Inc.	1,866,243	73,978
	Crane Co.	1,232,563	73,288
	Eagle Materials Inc.	1,043,156	73,250
*	Sensata Technologies Holding plc	1,966,272	73,204
*	Saia Inc.	652,189	72,510
	Louisiana-Pacific Corp.	2,805,691	71,966
*,1	Proto Labs Inc.	632,461	71,133
	MSC Industrial Direct Co. Inc. Class A	965,862	70,324
*	Colfax Corp.	2,514,722	70,161
	Avnet Inc.	2,469,791	68,870
16

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	UniFirst Corp.	381,327	68,238
	John Bean Technologies Corp.	793,084	68,221
	EnerSys	1,058,121	68,122
	Werner Enterprises Inc.	1,468,525	63,925
*	Itron Inc.	955,282	63,287
	Spirit AeroSystems Holdings Inc. Class A	2,639,501	63,190
	Silgan Holdings Inc.	1,945,425	63,012
*	MasTec Inc.	1,383,116	62,060
*	TriNet Group Inc.	1,009,511	61,520
	ABM Industries Inc.	1,666,138	60,481
	Applied Industrial Technologies Inc.	967,881	60,386
*	Builders FirstSource Inc.	2,915,736	60,356
	Advanced Drainage Systems Inc.	1,206,725	59,612
	Insperity Inc.	920,761	59,601
	Kennametal Inc.	2,073,352	59,526
*	Green Dot Corp. Class A	1,192,009	58,504
*	Rogers Corp.	466,634	58,143
	Valmont Industries Inc.	507,241	57,633
	Brink's Co.	1,262,197	57,443
*	Fabrinet	918,210	57,315
	Brady Corp. Class A	1,210,568	56,679
	Macquarie Infrastructure Corp.	1,845,787	56,647
	AAON Inc.	1,040,654	56,497
	Watts Water Technologies Inc. Class A	687,178	55,661
	ESCO Technologies Inc.	650,875	55,018
*	Advanced Disposal Services Inc.	1,808,664	54,567
	GATX Corp.	872,390	53,198
*	AMN Healthcare Services Inc.	1,174,357	53,128
*	ExlService Holdings Inc.	814,989	51,670
	Franklin Electric Co. Inc.	980,729	51,508
	Altra Industrial Motion Corp.	1,615,615	51,474
	Alliance Data Systems Corp.	1,130,944	51,028
	Vishay Intertechnology Inc.	3,312,655	50,584
	EVERTEC Inc.	1,796,274	50,475
	Ryder System Inc.	1,342,859	50,371
*	Plexus Corp.	692,890	48,890
*	Masonite International Corp.	612,539	47,643
	Barnes Group Inc.	1,197,190	47,361
	Trinity Industries Inc.	2,215,499	47,168
	ManTech International Corp. Class A	678,612	46,478
*,1,3	API Group Corp.	3,809,178	46,282
	Badger Meter Inc.	729,877	45,924
*	Summit Materials Inc. Class A	2,851,312	45,849
	Albany International Corp. Class A	769,661	45,187
*	Chart Industries Inc.	901,356	43,707
*	SPX Corp.	1,057,815	43,529
*	AeroVironment Inc.	539,483	42,959
	Hillenbrand Inc.	1,586,252	42,940
	Korn Ferry	1,379,609	42,395
*	WESCO International Inc.	1,190,954	41,814
*	Sanmina Corp.	1,624,594	40,680
*	MACOM Technology Solutions Holdings Inc.	1,170,554	40,209
*	SPX FLOW Inc.	1,069,250	40,033
	Moog Inc. Class A	752,410	39,863
*	Pluralsight Inc. Class A	2,191,369	39,554
	Otter Tail Corp.	1,013,107	39,298
*	Installed Building Products Inc.	560,140	38,526
*	Hub Group Inc. Class A	798,546	38,218
	Fluor Corp.	3,150,959	38,064
	Schneider National Inc. Class B	1,534,570	37,858
	Cubic Corp.	781,421	37,532
17

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Ambarella Inc.	818,077	37,468
	Mueller Water Products Inc. Class A	3,954,907	37,295
	Triton International Ltd.	1,233,243	37,293
	Boise Cascade Co.	978,346	36,796
*	Beacon Roofing Supply Inc.	1,380,423	36,402
	Belden Inc.	1,116,498	36,342
*,1	Virgin Galactic Holdings Inc.	2,208,423	36,086
*	Resideo Technologies Inc.	3,074,670	36,035
	Mueller Industries Inc.	1,352,066	35,938
	Comfort Systems USA Inc.	868,848	35,406
*	Vicor Corp.	491,386	35,355
	O-I Glass Inc.	3,925,079	35,247
*	Navistar International Corp.	1,247,072	35,167
	Forward Air Corp.	701,310	34,939
*	Meritor Inc.	1,720,831	34,072
*	Verra Mobility Corp. Class A	3,242,771	33,336
	McGrath RentCorp	602,538	32,543
*	Atkore International Group Inc.	1,182,966	32,354
*	Allegheny Technologies Inc.	3,174,395	32,347
*	OSI Systems Inc.	428,976	32,019
*	Air Transport Services Group Inc.	1,419,181	31,605
	Matson Inc.	1,079,057	31,401
	Terex Corp.	1,650,418	30,978
*	Dycom Industries Inc.	753,326	30,804
*	TTM Technologies Inc.	2,530,277	30,009
*,1	Cimpress plc	389,256	29,716
*	Casella Waste Systems Inc. Class A	563,677	29,379
	Kaman Corp.	693,053	28,831
	Tennant Co.	439,212	28,553
	Covanta Holding Corp.	2,977,180	28,551
*	Atlas Air Worldwide Holdings Inc.	655,037	28,186
	Methode Electronics Inc.	883,308	27,612
	Helios Technologies Inc.	723,787	26,961
*	AZEK Co. Inc. Class A	842,484	26,842
*	Harsco Corp.	1,977,574	26,717
*	JELD-WEN Holding Inc.	1,637,217	26,376
	Enerpac Tool Group Corp. Class A	1,497,816	26,362
	Astec Industries Inc.	566,167	26,219
*	TriMas Corp.	1,088,136	26,061
[1]	Maxar Technologies Inc.	1,439,845	25,860
	EnPro Industries Inc.	514,331	25,351
*	Huron Consulting Group Inc.	572,753	25,344
*	Sykes Enterprises Inc.	913,800	25,276
	Lindsay Corp.	271,630	25,047
*	GMS Inc.	1,007,962	24,786
	Deluxe Corp.	1,048,651	24,685
	Encore Wire Corp.	489,559	23,900
*	FARO Technologies Inc.	444,153	23,807
*	Kratos Defense & Security Solutions Inc.	1,519,251	23,746
	Heartland Express Inc.	1,121,689	23,354
*	Parsons Corp.	630,947	22,866
	ADT Inc.	2,859,540	22,819
*,1	Livent Corp.	3,664,802	22,575
	AZZ Inc.	655,762	22,506
*	Evo Payments Inc. Class A	985,112	22,490
	Granite Construction Inc.	1,173,696	22,465
	Greif Inc. Class A	646,742	22,254
*,1	Bloom Energy Corp. Class A	2,003,177	21,795
	TTEC Holdings Inc.	467,289	21,757
*	Cardtronics plc Class A	891,774	21,385
	Primoris Services Corp.	1,149,399	20,413
18

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Benchmark Electronics Inc.	907,301	19,598
*	Welbilt Inc.	3,192,483	19,442
	Raven Industries Inc.	898,309	19,323
*	Herc Holdings Inc.	620,389	19,065
	Griffon Corp.	1,011,553	18,734
	Standex International Corp.	311,048	17,901
	Greenbrier Cos. Inc.	777,957	17,699
	AAR Corp.	835,943	17,279
	Gorman-Rupp Co.	523,258	16,263
	ArcBest Corp.	601,634	15,949
*	Veeco Instruments Inc.	1,177,151	15,880
	H&E Equipment Services Inc.	810,520	14,978
	Kforce Inc.	494,562	14,466
	Apogee Enterprises Inc.	626,843	14,442
*	TrueBlue Inc.	905,544	13,828
*	SEACOR Holdings Inc.	484,210	13,713
*	Shift4 Payments Inc. Class A	378,352	13,432
	Wabash National Corp.	1,258,604	13,366
	Kelly Services Inc. Class A	808,388	12,785
*	CIRCOR International Inc.	501,026	12,766
*	Tutor Perini Corp.	1,014,304	12,354
*	Thermon Group Holdings Inc.	824,396	12,011
*	Aegion Corp. Class A	730,725	11,597
	Quanex Building Products Corp.	818,795	11,365
*	Gates Industrial Corp. plc	1,093,212	11,238
	Triumph Group Inc.	1,234,316	11,121
	Hyster-Yale Materials Handling Inc.	259,350	10,027
*	Manitowoc Co. Inc.	865,068	9,412
*	Conduent Inc.	3,930,721	9,394
	Resources Connection Inc.	765,442	9,162
	MTS Systems Corp.	482,227	8,482
	Greif Inc. Class B	175,249	7,331
*,1	GreenSky Inc. Class A	1,482,896	7,266
	International Seaways Inc.	307,256	5,021
	REV Group Inc.	634,110	3,868
*	Astronics Corp.	276,955	2,925
*	Team Inc.	364,633	2,031
*	Mistras Group Inc.	218,643	864
			17,354,965
Oil & Gas (2.2%)
*,1	Enphase Energy Inc.	2,665,985	126,821
*	First Solar Inc.	1,855,120	91,828
	Cabot Oil & Gas Corp.	4,984,963	85,642
	Parsley Energy Inc. Class A	7,571,933	80,868
	EQT Corp.	6,390,743	76,050
	Cimarex Energy Co.	2,560,421	70,386
	Apache Corp.	4,719,237	63,710
*	WPX Energy Inc.	9,787,802	62,446
	Marathon Oil Corp.	9,917,276	60,694
	National Oilwell Varco Inc.	4,868,110	59,634
[1]	Ovintiv Inc.	6,172,177	58,944
	Targa Resources Corp.	2,768,517	55,564
	Devon Energy Corp.	4,781,078	54,217
	Noble Energy Inc.	5,996,630	53,730
	HollyFrontier Corp.	1,821,295	53,182
	Arcosa Inc.	1,204,842	50,844
	Murphy Oil Corp.	3,645,533	50,308
	Helmerich & Payne Inc.	2,548,146	49,714
*,1	ChampionX Corp.	4,741,802	46,280
[1]	Equitrans Midstream Corp.	5,174,421	42,999
19

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
[1]	Antero Midstream Corp.	7,736,647	39,457
	World Fuel Services Corp.	1,507,820	38,841
*	Southwestern Energy Co.	13,579,208	34,763
	Delek US Holdings Inc.	1,842,977	32,086
*	PDC Energy Inc.	2,495,313	31,042
[1]	Range Resources Corp.	5,449,465	30,681
*	CNX Resources Corp.	3,282,518	28,394
*,1	Transocean Ltd.	14,636,260	26,784
*	Dril-Quip Inc.	878,856	26,181
	Archrock Inc.	3,833,533	24,880
	PBF Energy Inc. Class A	2,406,211	24,640
	Cactus Inc. Class A	1,188,250	24,514
*	NOW Inc.	2,740,316	23,649
*,1	Matador Resources Co.	2,775,835	23,595
	Core Laboratories NV	1,114,447	22,646
*,1	Magnolia Oil & Gas Corp. Class A	2,922,905	17,713
[1]	Continental Resources Inc.	915,584	16,050
*	Oceaneering International Inc.	2,488,561	15,902
	Patterson-UTI Energy Inc.	4,441,477	15,412
	CVR Energy Inc.	755,920	15,202
*,1	SunPower Corp.	1,917,227	14,686
*,1	Antero Resources Corp.	5,718,627	14,525
*	Helix Energy Solutions Group Inc.	3,572,379	12,396
*	MRC Global Inc.	1,952,863	11,541
*	ProPetro Holding Corp.	2,144,146	11,021
	SM Energy Co.	2,832,386	10,622
*	NexTier Oilfield Solutions Inc.	4,019,538	9,848
	Liberty Oilfield Services Inc. Class A	1,547,234	8,479
	Berry Corp.	1,675,814	8,094
*	Oil States International Inc.	1,451,290	6,894
*,1	Callon Petroleum Co.	4,725,365	5,434
*	RPC Inc.	1,351,691	4,163
	QEP Resources Inc.	3,034,436	3,914
[1]	Nabors Industries Ltd.	86,856	3,215
*,1	Oasis Petroleum Inc.	4,060,284	3,045
*	Newpark Resources Inc.	1,070,112	2,386
*,1	Tellurian Inc.	1,841,315	2,118
*,1	Centennial Resource Development Inc. Class A	2,256,391	2,008
*	Gulfport Energy Corp.	1,702,565	1,856
*,1	Denbury Resources Inc.	6,345,726	1,752
*,1	Valaris plc Class A	2,647,551	1,726
*,1	Laredo Petroleum Inc.	112,476	1,559
*,1	Whiting Petroleum Corp.	1,160,261	1,311
*,1	Chesapeake Energy Corp.	23,071	113
			1,948,999
Other (0.0%)[4]
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	1,792,706	1,578
*,2	First Eagle Private Credit LLC CVR	651,238	461
*,2	Spirit MTA REIT	529,410	406
*,2	Media General Inc. CVR	2,475,062	96
*,2	Clinical Data Care CVR	297,875	—
			2,541
Technology (14.6%)
*	Coupa Software Inc.	1,668,493	462,239
	Teradyne Inc.	4,150,532	350,761
*	EPAM Systems Inc.	1,323,374	333,503
*	MongoDB Inc. Class A	1,265,890	286,522
	Monolithic Power Systems Inc.	1,064,417	252,267
*	Avalara Inc.	1,865,505	248,280
*	HubSpot Inc.	1,037,980	232,871
20

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Ceridian HCM Holding Inc.	2,904,962	230,276
*	Guidewire Software Inc.	2,075,478	230,067
*	Zendesk Inc.	2,360,305	208,958
*	Ciena Corp.	3,844,735	208,231
*	Alteryx Inc. Class A	1,260,280	207,039
*	ON Semiconductor Corp.	10,268,555	203,523
*	PTC Inc.	2,608,170	202,890
	Entegris Inc.	3,369,255	198,954
*	Zscaler Inc.	1,781,323	195,055
*	Nuance Communications Inc.	7,044,225	178,254
*	Aspen Technology Inc.	1,692,973	175,409
*	Tyler Technologies Inc.	497,771	172,667
*	Five9 Inc.	1,553,483	171,924
	Leidos Holdings Inc.	1,777,853	166,531
*	Cree Inc.	2,708,729	160,330
*	Proofpoint Inc.	1,435,032	159,461
*	Dynatrace Inc.	3,868,308	157,053
	MKS Instruments Inc.	1,375,643	155,778
*,1	Fastly Inc. Class A	1,773,625	150,989
*	Manhattan Associates Inc.	1,590,301	149,806
*	Lumentum Holdings Inc.	1,780,552	144,990
*	Inphi Corp.	1,208,047	141,946
*	RealPage Inc.	2,155,184	140,108
*	Anaplan Inc.	3,085,696	139,813
*	Smartsheet Inc. Class A	2,690,151	136,982
*	CACI International Inc. Class A	627,915	136,182
	CDK Global Inc.	3,042,063	126,002
*,1	Everbridge Inc.	860,674	119,083
	National Instruments Corp.	2,942,622	113,909
*	Elastic NV	1,228,374	113,268
	Science Applications International Corp.	1,449,536	112,600
*	Silicon Laboratories Inc.	1,094,354	109,731
	SYNNEX Corp.	901,686	107,995
*	Nutanix Inc. Class A	4,491,671	106,475
	DXC Technology Co.	6,356,831	104,888
*	Cloudflare Inc. Class A	2,893,675	104,028
	LogMeIn Inc.	1,220,783	103,486
*	Pure Storage Inc. Class A	5,943,138	102,995
*	Q2 Holdings Inc.	1,197,841	102,763
	Cabot Microelectronics Corp.	727,218	101,476
	Pegasystems Inc.	1,002,311	101,404
*,1	Livongo Health Inc.	1,347,294	101,303
*	Blackline Inc.	1,199,232	99,428
*	Lattice Semiconductor Corp.	3,368,682	95,637
*	Envestnet Inc.	1,271,974	93,541
*	New Relic Inc.	1,347,495	92,842
*	Cirrus Logic Inc.	1,460,572	90,234
*	Qualys Inc.	828,689	86,200
*	Semtech Corp.	1,631,971	85,222
	Power Integrations Inc.	709,475	83,810
	Cogent Communications Holdings Inc.	1,063,160	82,246
	Brooks Automation Inc.	1,848,230	81,766
	Perspecta Inc.	3,414,712	79,324
*	Box Inc. Class A	3,581,309	74,348
*	Verint Systems Inc.	1,614,166	72,928
*	Viavi Solutions Inc.	5,702,845	72,654
*	J2 Global Inc.	1,134,138	71,689
*	Alarm.com Holdings Inc.	1,097,359	71,120
	Blackbaud Inc.	1,241,385	70,858
*,1	Vertiv Holdings Co.	4,930,879	66,863
*	Varonis Systems Inc.	747,771	66,163
21

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Cloudera Inc.	5,171,552	65,782
*	SVMK Inc.	2,762,701	65,034
*	Advanced Energy Industries Inc.	957,008	64,876
*	FireEye Inc.	5,294,441	64,460
*	Acacia Communications Inc.	942,724	63,342
*	Change Healthcare Inc.	5,653,574	63,320
*	LivePerson Inc.	1,489,879	61,726
*	Premier Inc. Class A	1,794,307	61,509
*	Cornerstone OnDemand Inc.	1,516,265	58,467
*	Rapid7 Inc.	1,136,432	57,981
*	Appfolio Inc. Class A	355,149	57,786
*	Sailpoint Technologies Holdings Inc.	2,142,232	56,705
*	ViaSat Inc.	1,475,757	56,625
*	Teradata Corp.	2,719,842	56,573
*	FormFactor Inc.	1,904,187	55,850
*	Bottomline Technologies DE Inc.	1,098,196	55,755
*	NCR Corp.	3,194,995	55,337
*	Diodes Inc.	1,029,562	52,199
*	Synaptics Inc.	810,655	48,737
*,1	Appian Corp. Class A	916,461	46,969
*	Workiva Inc. Class A	822,171	43,978
*	NetScout Systems Inc.	1,719,696	43,955
	InterDigital Inc.	770,857	43,654
*,1	Medallia Inc.	1,726,916	43,587
	Progress Software Corp.	1,122,635	43,502
*	PROS Holdings Inc.	973,402	43,248
*	Insight Enterprises Inc.	878,726	43,233
*	Rambus Inc.	2,839,810	43,165
*	Covetrus Inc.	2,377,642	42,536
*	Tenable Holdings Inc.	1,375,063	40,991
*	CommScope Holding Co. Inc.	4,892,718	40,756
*	CommVault Systems Inc.	1,041,577	40,309
*	Altair Engineering Inc. Class A	995,999	39,591
*,1	Yext Inc.	2,356,118	39,135
	Xperi Holding Corp.	2,587,328	38,189
	NIC Inc.	1,594,802	36,617
*,1	Cerence Inc.	869,174	35,497
*	MaxLinear Inc. Class A	1,632,780	35,039
*	Inovalon Holdings Inc. Class A	1,813,038	34,919
	Xerox Holdings Corp.	2,270,594	34,717
*	EchoStar Corp. Class A	1,195,231	33,419
*	SPS Commerce Inc.	437,995	32,902
	CSG Systems International Inc.	787,512	32,595
*	Super Micro Computer Inc.	1,102,032	31,287
*,1	PagerDuty Inc.	1,081,440	30,951
*	Zuora Inc. Class A	2,373,348	30,260
*	Bandwidth Inc. Class A	231,442	29,393
*,1	Schrodinger Inc.	314,268	28,778
	Ubiquiti Inc.	159,679	27,874
*,1	SolarWinds Corp.	1,563,406	27,625
*	Allscripts Healthcare Solutions Inc.	4,074,860	27,587
*	Amkor Technology Inc.	2,116,098	26,049
*	Avaya Holdings Corp.	2,075,197	25,649
*,1	Infinera Corp.	3,982,378	23,576
*	MicroStrategy Inc. Class A	193,791	22,924
	Switch Inc. Class A	1,163,562	20,735
*,1	3D Systems Corp.	2,831,139	19,790
*	CEVA Inc.	524,038	19,609
*	nLight Inc.	868,442	19,331
*	Ping Identity Holding Corp.	602,188	19,324
*	NETGEAR Inc.	700,671	18,140
22

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Health Catalyst Inc.	619,391	18,068
	Shutterstock Inc.	491,266	17,180
*	Unisys Corp.	1,499,627	16,361
*	ScanSource Inc.	635,346	15,305
[1]	Ebix Inc.	650,138	14,537
*	NextGen Healthcare Inc.	1,317,700	14,468
*,1	Eventbrite Inc. Class A	1,592,324	13,646
	ADTRAN Inc.	1,202,215	13,140
*	Blucora Inc.	1,139,488	13,013
[1]	Plantronics Inc.	800,747	11,755
	Pitney Bowes Inc.	4,327,650	11,252
*	Virtusa Corp.	339,922	11,037
*	Sciplay Corp. Class A	569,605	8,447
*	Forrester Research Inc.	258,634	8,287
*	Sprout Social Inc. Class A	303,969	8,207
*	Benefitfocus Inc.	723,461	7,784
*	MobileIron Inc.	1,301,434	6,416
*	Endurance International Group Holdings Inc.	1,584,403	6,385
	Loral Space & Communications Inc.	322,260	6,290
*	Diebold Nixdorf Inc.	924,557	5,603
*,1	Gogo Inc.	629,837	1,990
*	SecureWorks Corp. Class A	151,930	1,737
*	Casa Systems Inc.	364,331	1,516
			12,713,811
Telecommunications (0.6%)
*	GCI Liberty Inc. Class A	2,410,790	171,455
*	Iridium Communications Inc.	2,811,071	71,514
*	Vonage Holdings Corp.	5,828,255	58,632
	Shenandoah Telecommunications Co.	1,184,139	58,366
	Telephone & Data Systems Inc.	2,420,676	48,123
*	8x8 Inc.	2,468,395	39,494
	ATN International Inc.	260,385	15,772
*	United States Cellular Corp.	328,135	10,130
*	WideOpenWest Inc.	1,303,439	6,869
*,1	GTT Communications Inc.	663,476	5,414
*,1	Globalstar Inc.	14,641,159	4,782
			490,551
Utilities (3.3%)
	Atmos Energy Corp.	3,063,042	305,018
	Essential Utilities Inc.	6,137,307	259,240
*,1	PG&E Corp.	23,865,073	211,683
	UGI Corp.	5,215,869	165,865
	IDACORP Inc.	1,263,088	110,356
	ONE Gas Inc.	1,323,091	101,944
	Hawaiian Electric Industries Inc.	2,731,883	98,512
	NRG Energy Inc.	2,906,495	94,635
	Portland General Electric Co.	2,239,829	93,647
	Southwest Gas Holdings Inc.	1,308,889	90,379
	National Fuel Gas Co.	2,149,267	90,119
	Black Hills Corp.	1,570,216	88,968
	Spire Inc.	1,217,896	80,028
	New Jersey Resources Corp.	2,394,728	78,188
	PNM Resources Inc.	1,992,766	76,602
	OGE Energy Corp.	2,504,737	76,044
	American States Water Co.	924,538	72,696
	ALLETE Inc.	1,295,510	70,748
	NorthWestern Corp.	1,264,858	68,960
	El Paso Electric Co.	1,022,390	68,500
	Ormat Technologies Inc.	1,023,487	64,981
	Avista Corp.	1,686,814	61,383
23

Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
June 30, 2020
				Shares	Market Value ($000)
	California Water Service Group			1,221,086	58,246
	MGE Energy Inc.			899,306	58,014
	South Jersey Industries Inc.			2,311,608	57,767
	Clearway Energy Inc. Class C			1,982,336	45,713
	Northwest Natural Holding Co.			762,487	42,539
	TerraForm Power Inc. Class A			2,271,650	41,889
*	Sunrun Inc.			2,111,519	41,639
*	Evoqua Water Technologies Corp.			2,052,618	38,179
	Clearway Energy Inc. Class A			867,362	18,189
*,1	Vivint Solar Inc.			625,170	6,189
					2,836,860
Total Common Stocks (Cost $75,043,210)					86,530,053
Preferred Stocks (0.0%)
	WESCO International Inc. Pfd., 10.625%, 6/22/25 (Cost $2,977)			112,338	2,979
		Coupon
Temporary Cash Investments (2.8%)
Money Market Fund (2.7%)
[5,6]	Vanguard Market Liquidity Fund	0.227%		23,850,257	2,385,026
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[7]	United States Treasury Bill	0.102%	7/14/20	37,000	36,998
[7]	United States Treasury Bill	0.120%	7/30/20	33,650	33,647
[7]	United States Treasury Bill	0.210%	9/15/20	380	380
					71,025
Total Temporary Cash Investments (Cost $2,455,606)					2,456,051
Total Investments (102.1%) (Cost $77,501,793)					88,989,083
Other Assets and Liabilities—Net (-2.1%)					(1,844,966)
Net Assets (100%)					87,144,117
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,787,026,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $46,282,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,879,657,000 was received for securities on loan, of which $1,777,918,000 is held in Vanguard Market Liquidity Fund and $101,739,000 is held in cash.
7	Securities with a value of $40,704,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
24

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.2%)
	Royal Gold Inc.	996,406	123,873
	NewMarket Corp.	132,967	53,251
	Balchem Corp.	491,018	46,578
*	Ingevity Corp.	626,129	32,916
	Quaker Chemical Corp.	101,166	18,781
*	Element Solutions Inc.	1,606,888	17,435
*	Coeur Mining Inc.	1,657,662	8,421
	GrafTech International Ltd.	1,014,755	8,098
	American Vanguard Corp.	409,069	5,629
*	PQ Group Holdings Inc.	311,432	4,123
*	Univar Solutions Inc.	236	4
	US Silica Holdings Inc.	103	—
			319,109
Consumer Goods (5.5%)
	Pool Corp.	576,391	156,703
*	Zynga Inc. Class A	13,078,083	124,765
	Gentex Corp.	3,720,417	95,875
*,1	Beyond Meat Inc.	661,818	88,670
*	Post Holdings Inc.	932,297	81,688
*	Boston Beer Co. Inc. Class A	132,022	70,850
*	Skechers U.S.A. Inc. Class A	2,069,018	64,926
*	Tempur Sealy International Inc.	743,746	53,513
*	Fox Factory Holding Corp.	628,122	51,889
*	YETI Holdings Inc.	1,189,047	50,808
*	Deckers Outdoor Corp.	212,589	41,750
	LCI Industries	362,783	41,713
	WD-40 Co.	207,690	41,185
	Columbia Sportswear Co.	452,150	36,434
*	Crocs Inc.	972,460	35,806
*,1	iRobot Corp.	402,403	33,762
	Steven Madden Ltd.	1,200,566	29,642
	J & J Snack Foods Corp.	229,585	29,187
*	Dorman Products Inc.	418,968	28,100
	Carter's Inc.	331,340	26,739
*	Freshpet Inc.	290,531	24,306
*	Fitbit Inc. Class A	3,610,648	23,325
	Lancaster Colony Corp.	146,336	22,681
*	Gentherm Inc.	495,313	19,268
*	Sonos Inc.	1,241,106	18,157
	Coca-Cola Consolidated Inc.	70,521	16,163
*	USANA Health Sciences Inc.	175,656	12,898
*	Cavco Industries Inc.	66,347	12,795
	Callaway Golf Co.	712,625	12,478
*	BellRing Brands Inc. Class A	597,062	11,905
	Medifast Inc.	85,125	11,813
*,1	National Beverage Corp.	177,082	10,806
*	American Woodmark Corp.	116,576	8,819
*	Sleep Number Corp.	199,478	8,306
	Inter Parfums Inc.	131,126	6,314
*	elf Beauty Inc.	304,114	5,800
	Oxford Industries Inc.	121,157	5,332
*	GoPro Inc. Class A	938,892	4,469
	Interface Inc. Class A	444,014	3,614
*,1	Revlon Inc. Class A	121,521	1,203
	Reynolds Consumer Products Inc.	69	2
			1,424,459
Consumer Services (12.2%)
*	Etsy Inc.	1,803,051	191,538
25

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Cable One Inc.	81,761	145,114
*	Trade Desk Inc. Class A	310,663	126,285
*	Chegg Inc.	1,784,588	120,031
*	Bright Horizons Family Solutions Inc.	916,421	107,405
*	Caesars Entertainment Corp.	8,313,629	100,844
*	Burlington Stores Inc.	499,455	98,358
*	Grubhub Inc.	1,397,062	98,213
*	Liberty Media Corp.-Liberty Formula One Class C	2,941,616	93,279
*	Five Below Inc.	846,769	90,528
	Casey's General Stores Inc.	559,014	83,584
	Dunkin' Brands Group Inc.	1,247,569	81,379
*	Floor & Decor Holdings Inc. Class A	1,401,874	80,818
*	Ollie's Bargain Outlet Holdings Inc.	823,886	80,452
*	IAA Inc.	2,034,976	78,489
*	Planet Fitness Inc. Class A	1,214,692	73,574
*	SiteOne Landscape Supply Inc.	636,689	72,563
	Churchill Downs Inc.	509,262	67,808
*	Grand Canyon Education Inc.	718,842	65,077
	Wingstop Inc.	449,453	62,460
	Dolby Laboratories Inc. Class A	929,979	61,258
*	RH	233,836	58,202
*	frontdoor Inc.	1,297,568	57,521
	Vail Resorts Inc.	305,883	55,717
	Nexstar Media Group Inc. Class A	653,301	54,675
	Texas Roadhouse Inc. Class A	1,000,402	52,591
	Strategic Education Inc.	337,496	51,856
*,1	Eldorado Resorts Inc.	1,250,618	50,100
	Morningstar Inc.	325,076	45,826
*	Stamps.com Inc.	246,587	45,296
	Choice Hotels International Inc.	546,711	43,135
*	Madison Square Garden Sports Corp.	280,924	41,265
	Papa John's International Inc.	468,564	37,209
*	National Vision Holdings Inc.	1,217,539	37,159
*	2U Inc.	923,119	35,042
*	Cargurus Inc. Class A	1,267,098	32,121
[1]	World Wrestling Entertainment Inc. Class A	703,675	30,575
*	Penn National Gaming Inc.	981,010	29,960
*	Shake Shack Inc. Class A	550,976	29,191
	Monro Inc.	480,401	26,393
	Jack in the Box Inc.	344,464	25,521
	Boyd Gaming Corp.	1,183,218	24,729
*	Simply Good Foods Co.	1,304,155	24,231
*	Yelp Inc. Class A	1,037,529	23,998
	Six Flags Entertainment Corp.	1,222,347	23,481
*	Madison Square Garden Entertainment Corp.	296,104	22,208
	Marriott Vacations Worldwide Corp.	265,132	21,797
[1]	Allegiant Travel Co. Class A	196,916	21,505
*,1	Stitch Fix Inc. Class A	772,880	19,276
*	WW International Inc.	718,195	18,228
*	Upwork Inc.	1,224,478	17,681
*	Scientific Games Corp.	860,411	13,302
*,1	ANGI Homeservices Inc. Class A	1,059,534	12,873
*	Hilton Grand Vacations Inc.	645,893	12,627
*	SeaWorld Entertainment Inc.	772,408	11,439
*	Liberty Media Corp.-Liberty Formula One Class A	367,148	10,713
	Red Rock Resorts Inc. Class A	972,751	10,613
[1]	Dave & Buster's Entertainment Inc.	719,939	9,597
*	Vroom Inc.	175,045	9,127
*	Quotient Technology Inc.	1,090,541	7,983
	EW Scripps Co. Class A	793,990	6,947
*	Selectquote Inc.	244,619	6,196
26

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,1	Revolve Group Inc. Class A	239,855	3,564
*	Vivint Smart Home Inc.	202,620	3,511
*	TrueCar Inc.	732,900	1,891
*	Albertsons Cos. Inc. Class A	14,216	224
*,1	Carvana Co. Class A	97	12
*	ServiceMaster Global Holdings Inc.	187	7
*	At Home Group Inc.	37	—
			3,156,172
Financials (12.2%)
	Equity LifeStyle Properties Inc.	2,628,996	164,260
	CyrusOne Inc.	1,750,176	127,325
*,1	Zillow Group Inc. Class C	2,019,982	116,371
	Americold Realty Trust	3,042,764	110,452
	American Homes 4 Rent Class A	3,878,312	104,327
	Kilroy Realty Corp.	1,748,291	102,625
	Healthcare Trust of America Inc. Class A	3,319,356	88,029
	Lamar Advertising Co. Class A	1,311,727	87,571
	STORE Capital Corp. Class A	3,343,242	79,603
	CubeSmart	2,941,232	79,384
	Apollo Global Management Inc. Class A	1,564,727	78,111
	Rexford Industrial Realty Inc.	1,862,318	77,156
	Erie Indemnity Co. Class A	385,954	74,065
	American Campus Communities Inc.	2,090,638	73,089
	CoreSite Realty Corp.	575,859	69,713
	STAG Industrial Inc.	2,259,297	66,243
	Tradeweb Markets Inc. Class A	1,084,049	63,027
*,1	Credit Acceptance Corp.	147,474	61,793
	Healthcare Realty Trust Inc.	2,050,045	60,046
	QTS Realty Trust Inc. Class A	915,643	58,684
	Hudson Pacific Properties Inc.	2,329,045	58,599
	Essent Group Ltd.	1,596,665	57,911
*	Redfin Corp.	1,346,589	56,435
	Spirit Realty Capital Inc.	1,563,917	54,518
	Terreno Realty Corp.	1,028,371	54,133
	Physicians Realty Trust	3,077,452	53,917
	Western Alliance Bancorp	1,378,996	52,223
	Omega Healthcare Investors Inc.	1,723,629	51,243
	Kinsale Capital Group Inc.	321,174	49,849
	Pinnacle Financial Partners Inc.	1,094,710	45,967
	PS Business Parks Inc.	313,126	41,458
	FirstCash Inc.	598,055	40,357
	Douglas Emmett Inc.	1,265,908	38,813
*	Zillow Group Inc. Class A	627,297	36,057
*,1	LendingTree Inc.	119,077	34,476
*	Howard Hughes Corp.	625,987	32,520
	JBG SMITH Properties	964,165	28,510
	Hamilton Lane Inc. Class A	423,147	28,507
	Virtu Financial Inc. Class A	1,189,021	28,061
	Pacific Premier Bancorp Inc.	1,267,364	27,476
	Ryman Hospitality Properties Inc.	750,087	25,953
	CareTrust REIT Inc.	1,454,113	24,953
	ServisFirst Bancshares Inc.	695,224	24,861
	Cohen & Steers Inc.	363,326	24,724
	National Storage Affiliates Trust	828,134	23,734
	Ameris Bancorp	1,002,188	23,642
	Sabra Health Care REIT Inc.	1,561,489	22,532
	Independent Bank Group Inc.	555,617	22,514
	Paramount Group Inc.	2,917,654	22,495
	Houlihan Lokey Inc. Class A	373,573	20,786
*	eHealth Inc.	184,810	18,156
27

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Sterling Bancorp	1,477,255	17,313
	Colony Capital Inc.	6,944,643	16,667
	Kennedy-Wilson Holdings Inc.	1,090,227	16,593
*	Focus Financial Partners Inc. Class A	472,051	15,601
	Evercore Inc. Class A	261,809	15,426
	Universal Health Realty Income Trust	188,116	14,953
	Kite Realty Group Trust	1,276,256	14,728
	Uniti Group Inc.	1,474,464	13,786
	Pebblebrook Hotel Trust	993,279	13,568
	TFS Financial Corp.	851,128	12,180
	Simmons First National Corp. Class A	703,586	12,038
	National Bank Holdings Corp. Class A	441,074	11,909
*	Texas Capital Bancshares Inc.	383,130	11,827
*	Marcus & Millichap Inc.	356,739	10,295
*	St. Joe Co.	492,277	9,560
	Kearny Financial Corp.	1,143,865	9,357
	Towne Bank	496,474	9,354
*	Axos Financial Inc.	386,394	8,532
*	Goosehead Insurance Inc. Class A	109,844	8,256
	Alexander's Inc.	31,037	7,477
	RMR Group Inc. Class A	231,983	6,836
	Safehold Inc.	116,258	6,684
	Alexander & Baldwin Inc.	526,090	6,413
	Redwood Trust Inc.	872,101	6,105
	Newmark Group Inc. Class A	1,133,087	5,507
	Front Yard Residential Corp.	616,442	5,363
*	Assetmark Financial Holdings Inc.	137,441	3,751
	New Senior Investment Group Inc.	597,943	2,164
	GAMCO Investors Inc. Class A	80,573	1,072
	Bank OZK	173	4
	American Assets Trust Inc.	67	2
	Retail Opportunity Investments Corp.	154	2
[1]	Broadmark Realty Capital Inc.	175	2
			3,160,579
Health Care (24.6%)
*	Teladoc Health Inc.	1,131,124	215,864
*	Insulet Corp.	994,406	193,173
*	Catalent Inc.	2,471,087	181,131
*	Sarepta Therapeutics Inc.	1,125,605	180,480
*	Neurocrine Biosciences Inc.	1,410,849	172,124
*	Masimo Corp.	739,933	168,697
*	Horizon Therapeutics plc	2,898,457	161,096
	Bio-Techne Corp.	580,726	153,352
*	Bio-Rad Laboratories Inc. Class A	317,273	143,246
	West Pharmaceutical Services Inc.	559,194	127,032
*	Quidel Corp.	542,362	121,348
*	Ionis Pharmaceuticals Inc.	2,010,814	118,558
*	Immunomedics Inc.	3,157,169	111,890
*	Exelixis Inc.	4,658,918	110,603
	Chemed Corp.	241,148	108,775
*	Avantor Inc.	6,114,313	103,943
	STERIS plc	644,250	98,854
*	Amedisys Inc.	491,903	97,662
*	PRA Health Sciences Inc.	968,158	94,192
*	Guardant Health Inc.	1,120,390	90,897
*	Repligen Corp.	715,205	88,407
*	ACADIA Pharmaceuticals Inc.	1,777,179	86,140
*	Tandem Diabetes Care Inc.	867,446	85,808
*	Penumbra Inc.	452,074	80,840
*	LHC Group Inc.	455,897	79,472
28

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Novocure Ltd.	1,296,998	76,912
*	Syneos Health Inc.	1,266,117	73,751
*	MyoKardia Inc.	719,244	69,493
*	Haemonetics Corp.	765,486	68,557
*	Acceleron Pharma Inc.	694,641	66,178
*	Charles River Laboratories International Inc.	375,585	65,483
*	Ultragenyx Pharmaceutical Inc.	816,943	63,901
*	Arrowhead Pharmaceuticals Inc.	1,468,865	63,440
*	Nektar Therapeutics Class A	2,706,924	62,692
*	Neogen Corp.	803,802	62,375
	Bruker Corp.	1,523,117	61,960
*	Blueprint Medicines Corp.	782,121	61,005
*	HealthEquity Inc.	1,030,441	60,456
*	Bluebird Bio Inc.	983,608	60,039
*	Momenta Pharmaceuticals Inc.	1,788,263	59,496
*	Amicus Therapeutics Inc.	3,914,426	59,030
*	Nevro Corp.	491,139	58,676
*,1	Global Blood Therapeutics Inc.	925,835	58,448
*	Wright Medical Group NV	1,958,144	58,196
	Hill-Rom Holdings Inc.	505,564	55,501
*	ICU Medical Inc.	300,665	55,416
*	Halozyme Therapeutics Inc.	2,063,369	55,319
*	Globus Medical Inc. Class A	1,137,789	54,284
*	Natera Inc.	1,076,206	53,660
*	Emergent BioSolutions Inc.	676,581	53,504
*	Arena Pharmaceuticals Inc.	848,308	53,401
*	Integra LifeSciences Holdings Corp.	1,095,569	51,481
*	Adaptive Biotechnologies Corp.	1,060,151	51,290
*	Agios Pharmaceuticals Inc.	941,931	50,375
*	NeoGenomics Inc.	1,594,182	49,388
*	FibroGen Inc.	1,218,337	49,379
*	iRhythm Technologies Inc.	410,781	47,605
*	Alkermes plc	2,411,633	46,798
*	PTC Therapeutics Inc.	907,439	46,043
*	Omnicell Inc.	647,458	45,724
*	HMS Holdings Corp.	1,343,119	43,504
*	NuVasive Inc.	778,565	43,335
*	Insmed Inc.	1,512,544	41,656
*,1	Allogene Therapeutics Inc.	936,835	40,115
*	Medpace Holdings Inc.	403,078	37,494
*	Merit Medical Systems Inc.	799,301	36,488
*	Deciphera Pharmaceuticals Inc.	591,567	35,328
	Ensign Group Inc.	774,586	32,416
*,1	Allakos Inc.	444,521	31,943
*	Pacira BioSciences Inc.	606,697	31,833
*	Editas Medicine Inc.	926,644	27,410
*	Xencor Inc.	822,701	26,647
*	Corcept Therapeutics Inc.	1,567,000	26,357
*,1	Ligand Pharmaceuticals Inc.	231,648	25,910
*	Glaukos Corp.	638,346	24,525
	Cantel Medical Corp.	544,200	24,070
*	Ironwood Pharmaceuticals Inc. Class A	2,302,862	23,766
*	BioTelemetry Inc.	492,696	22,265
	Luminex Corp.	660,930	21,500
*	STAAR Surgical Co.	342,532	21,079
*,1	OPKO Health Inc.	6,088,785	20,763
*	Alector Inc.	840,444	20,540
*	Portola Pharmaceuticals Inc.	1,132,712	20,378
*	Heron Therapeutics Inc.	1,308,154	19,243
*	Intercept Pharmaceuticals Inc.	400,373	19,182
*	Fate Therapeutics Inc.	541,434	18,577
29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Epizyme Inc.	1,151,487	18,493
*	Supernus Pharmaceuticals Inc.	758,197	18,007
*	REGENXBIO Inc.	480,906	17,712
*,1	1Life Healthcare Inc.	479,420	17,413
*	Shockwave Medical Inc.	360,630	17,083
*	Theravance Biopharma Inc.	766,714	16,093
	CONMED Corp.	216,510	15,587
*	Apellis Pharmaceuticals Inc.	455,904	14,890
*,1	Intellia Therapeutics Inc.	691,017	14,525
	Healthcare Services Group Inc.	567,782	13,888
*	Innoviva Inc.	923,900	12,916
*	Progyny Inc.	452,740	11,685
*,1	Aimmune Therapeutics Inc.	693,899	11,595
*	Tricida Inc.	417,427	11,471
*	Gossamer Bio Inc.	805,755	10,475
*,1	Esperion Therapeutics Inc.	200,042	10,264
*	Inogen Inc.	286,443	10,175
*	Silk Road Medical Inc.	233,740	9,791
*,1	SmileDirectClub Inc. Class A	1,237,435	9,776
*	CorVel Corp.	137,475	9,746
*	Radius Health Inc.	706,643	9,632
*	Orthofix Medical Inc.	277,445	8,878
*	Pennant Group Inc.	383,935	8,677
*	HealthStream Inc.	388,650	8,601
*	Evolent Health Inc. Class A	1,174,365	8,362
*	Sangamo Therapeutics Inc.	856,075	7,670
*	Option Care Health Inc.	536,703	7,449
*	REVOLUTION Medicines Inc.	224,106	7,075
*	Atara Biotherapeutics Inc.	483,714	7,048
*	Zentalis Pharmaceuticals Inc.	136,230	6,542
*	Natus Medical Inc.	256,708	5,601
*,1	Beam Therapeutics Inc.	195,457	5,473
*,1	ZIOPHARM Oncology Inc.	1,645,553	5,397
*	Inari Medical Inc.	109,766	5,317
*,1	Precigen Inc.	1,039,049	5,185
*,1	Clovis Oncology Inc.	643,543	4,344
*	Tivity Health Inc.	313,030	3,547
*,1	Rubius Therapeutics Inc.	550,071	3,289
*,1	Akcea Therapeutics Inc.	231,187	3,167
*	Immunovant Inc.	125,429	3,054
*	Spectrum Pharmaceuticals Inc.	884,295	2,989
*	Phathom Pharmaceuticals Inc.	87,571	2,882
*	Puma Biotechnology Inc.	253,885	2,648
*,1	Vir Biotechnology Inc.	11,837	485
*	Forma Therapeutics Holdings Inc.	8,652	402
*	Moderna Inc.	1,562	100
*	Bridgebio Pharma Inc.	35	1
*	Varex Imaging Corp.	55	1
*	Black Diamond Therapeutics Inc.	11	1
*	Lexicon Pharmaceuticals Inc.	58	—
*	Stoke Therapeutics Inc.	11	—
*,1	TherapeuticsMD Inc.	323	—
			6,344,566
Industrials (18.0%)
*	Zebra Technologies Corp. Class A	806,597	206,448
*	Fair Isaac Corp.	418,612	174,997
*	Teledyne Technologies Inc.	557,056	173,217
	Nordson Corp.	791,131	150,085
	Lennox International Inc.	551,993	128,609
	Graco Inc.	2,531,127	121,469
30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Trex Co. Inc.	878,908	114,320
*	WEX Inc.	661,035	109,077
	Toro Co.	1,625,333	107,825
	Jack Henry & Associates Inc.	581,986	107,103
	Genpact Ltd.	2,893,021	105,653
	Universal Display Corp.	644,105	96,371
*	Axon Enterprise Inc.	964,468	94,643
*	Berry Global Group Inc.	2,013,077	89,220
	Watsco Inc.	497,701	88,441
	BWX Technologies Inc.	1,446,884	81,951
	FLIR Systems Inc.	1,987,662	80,639
*	Paylocity Holding Corp.	530,167	77,346
	Cognex Corp.	1,238,949	73,990
*	Euronet Worldwide Inc.	753,488	72,199
	Woodward Inc.	899,053	69,722
*	Mercury Systems Inc.	844,749	66,448
	MAXIMUS Inc.	931,492	65,624
	Landstar System Inc.	583,001	65,477
	Exponent Inc.	783,091	63,376
*	II-VI Inc.	1,317,020	62,190
	Littelfuse Inc.	350,372	59,784
*	TopBuild Corp.	506,261	57,597
	Simpson Manufacturing Co. Inc.	660,242	55,698
*	Novanta Inc.	506,905	54,122
*	ASGN Inc.	757,695	50,523
*	RBC Bearings Inc.	361,427	48,446
	A O Smith Corp.	1,026,135	48,351
*	Coherent Inc.	368,446	48,259
	Air Lease Corp. Class A	1,640,230	48,042
*	Clean Harbors Inc.	759,884	45,578
*	ACI Worldwide Inc.	1,673,489	45,167
*	Aerojet Rocketdyne Holdings Inc.	1,133,581	44,935
	Eagle Materials Inc.	632,333	44,402
*	Saia Inc.	396,113	44,040
*	Proto Labs Inc.	384,113	43,201
	John Bean Technologies Corp.	481,877	41,451
*	Itron Inc.	580,636	38,467
*	TriNet Group Inc.	613,371	37,379
	Advanced Drainage Systems Inc.	733,173	36,219
	Insperity Inc.	559,500	36,216
*	Rogers Corp.	283,524	35,327
*	Fabrinet	557,836	34,820
	AAON Inc.	632,318	34,329
*	Middleby Corp.	422,306	33,337
*	Advanced Disposal Services Inc.	1,096,057	33,068
*	AMN Healthcare Services Inc.	713,664	32,286
*	ExlService Holdings Inc.	495,267	31,400
	Franklin Electric Co. Inc.	596,146	31,310
*	Masonite International Corp.	371,393	28,887
	Hexcel Corp.	634,474	28,691
	Armstrong World Industries Inc.	363,240	28,318
	Badger Meter Inc.	442,335	27,832
	Albany International Corp. Class A	466,433	27,384
*	Chart Industries Inc.	546,269	26,489
*	AeroVironment Inc.	328,144	26,130
*	Installed Building Products Inc.	339,355	23,341
*	Kirby Corp.	433,295	23,207
	Cubic Corp.	475,611	22,844
*	Ambarella Inc.	495,606	22,699
	Mueller Water Products Inc. Class A	2,396,938	22,603
*,1	Virgin Galactic Holdings Inc.	1,338,357	21,869
31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Forward Air Corp.	425,093	21,178
*	Vicor Corp.	291,864	21,000
*	Verra Mobility Corp. Class A	1,968,325	20,234
*	Air Transport Services Group Inc.	857,830	19,104
*	Dycom Industries Inc.	456,585	18,670
*,1	Cimpress plc	235,880	18,007
*	Casella Waste Systems Inc. Class A	341,323	17,790
	Tennant Co.	267,021	17,359
	Covanta Holding Corp.	1,803,771	17,298
	Helios Technologies Inc.	438,227	16,324
	Lindsay Corp.	164,599	15,178
*	FARO Technologies Inc.	270,314	14,489
*	Kratos Defense & Security Solutions Inc.	920,317	14,385
	Heartland Express Inc.	680,000	14,158
*,1,2	API Group Corp.	1,157,265	14,061
*	Summit Materials Inc. Class A	867,024	13,942
*	Parsons Corp.	382,557	13,864
*	Livent Corp.	2,221,167	13,682
*	Evo Payments Inc. Class A	596,908	13,627
*,1	Bloom Energy Corp. Class A	1,213,764	13,206
*	MACOM Technology Solutions Holdings Inc.	355,703	12,218
*	Pluralsight Inc. Class A	664,048	11,986
	Raven Industries Inc.	541,974	11,658
	Comfort Systems USA Inc.	263,196	10,725
*	Allegheny Technologies Inc.	962,432	9,807
*	Veeco Instruments Inc.	713,323	9,623
	Methode Electronics Inc.	267,626	8,366
*	SEACOR Holdings Inc.	291,994	8,269
*	AZEK Co. Inc. Class A	250,142	7,969
	EnPro Industries Inc.	155,844	7,682
*	Thermon Group Holdings Inc.	501,856	7,312
*	Welbilt Inc.	967,625	5,893
	Gorman-Rupp Co.	158,525	4,927
*,1	GreenSky Inc. Class A	906,883	4,444
	Apogee Enterprises Inc.	189,840	4,374
*	Shift4 Payments Inc. Class A	116,567	4,138
	Quanex Building Products Corp.	249,934	3,469
*	Astronics Corp.	165,755	1,750
*	Mistras Group Inc.	132,083	522
*	Green Dot Corp. Class A	63	3
*	JELD-WEN Holding Inc.	92	1
	AZZ Inc.	39	1
*	Herc Holdings Inc.	35	1
			4,633,182
Oil & Gas (1.7%)
*	Enphase Energy Inc.	1,616,884	76,915
	Cabot Oil & Gas Corp.	3,027,963	52,020
	Parsley Energy Inc. Class A	4,589,645	49,017
*	WPX Energy Inc.	5,949,769	37,960
*,1	ChampionX Corp.	2,883,534	28,143
*	First Solar Inc.	563,177	27,877
	Cimarex Energy Co.	775,854	21,328
*	PDC Energy Inc.	1,512,401	18,814
*,1	Transocean Ltd.	8,871,947	16,236
	Helmerich & Payne Inc.	775,820	15,136
	Cactus Inc. Class A	717,984	14,812
*,1	Matador Resources Co.	1,682,430	14,301
[1]	Antero Midstream Corp.	2,353,272	12,002
	Patterson-UTI Energy Inc.	2,693,223	9,346
	Core Laboratories NV	338,176	6,872
32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	NexTier Oilfield Solutions Inc.	2,437,192	5,971
	Liberty Oilfield Services Inc. Class A	939,227	5,147
*	Oceaneering International Inc.	757,299	4,839
*	ProPetro Holding Corp.	642,312	3,302
*,1	Callon Petroleum Co.	2,866,440	3,296
*,1	Oasis Petroleum Inc.	2,462,282	1,847
*	Newpark Resources Inc.	650,481	1,451
*,1	Tellurian Inc.	1,116,617	1,284
*	Centennial Resource Development Inc. Class A	1,368,507	1,218
*	Exterran Corp.	20	—
			429,134
Other (0.0%)[3]
*,4	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	1,054,451	928
*,4	First Eagle Private Credit LLC CVR	323,987	229
*,4	Media General Inc. CVR	1,362,047	53
*,4	Clinical Data Care CVR	132,154	—
			1,210
Technology (23.2%)
*	Coupa Software Inc.	1,012,440	280,486
	Teradyne Inc.	2,518,247	212,817
*	EPAM Systems Inc.	803,042	202,375
*	MongoDB Inc. Class A	768,131	173,859
*	Zendesk Inc.	1,735,417	153,636
	Monolithic Power Systems Inc.	645,725	153,037
*	HubSpot Inc.	629,677	141,268
*	Ceridian HCM Holding Inc.	1,761,355	139,623
*	Guidewire Software Inc.	1,259,273	139,590
*	Ciena Corp.	2,332,297	126,317
*	PTC Inc.	1,581,986	123,063
	Entegris Inc.	2,045,008	120,758
*	Zscaler Inc.	1,080,840	118,352
*	Aspen Technology Inc.	1,027,049	106,413
*	Tyler Technologies Inc.	302,121	104,800
*	Five9 Inc.	942,376	104,293
*	Cree Inc.	1,643,230	97,263
*	Proofpoint Inc.	870,613	96,742
*	Dynatrace Inc.	2,346,591	95,272
	MKS Instruments Inc.	835,022	94,558
*	Alteryx Inc. Class A	574,540	94,385
*	Fastly Inc. Class A	1,075,939	91,595
*	Manhattan Associates Inc.	964,690	90,874
*	Lumentum Holdings Inc.	1,081,085	88,033
*	Inphi Corp.	732,536	86,073
*	RealPage Inc.	1,308,119	85,041
*	Anaplan Inc.	1,872,731	84,853
*	Smartsheet Inc. Class A	1,631,850	83,094
	CDK Global Inc.	1,846,392	76,478
*	Everbridge Inc.	521,991	72,223
	National Instruments Corp.	1,785,669	69,123
*	Elastic NV	744,865	68,684
*	Silicon Laboratories Inc.	663,712	66,550
*	Nutanix Inc. Class A	2,728,153	64,671
*	Cloudflare Inc. Class A	1,754,539	63,076
	LogMeIn Inc.	741,028	62,817
*	Pure Storage Inc. Class A	3,608,635	62,538
*	Q2 Holdings Inc.	727,406	62,404
	Cabot Microelectronics Corp.	441,539	61,612
	Pegasystems Inc.	608,413	61,553
*	Livongo Health Inc.	816,529	61,395
*	Blackline Inc.	728,161	60,372
33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Lattice Semiconductor Corp.	2,045,217	58,064
*	Envestnet Inc.	772,378	56,801
*	New Relic Inc.	818,289	56,380
*	Qualys Inc.	503,125	52,335
*	Semtech Corp.	989,781	51,686
	Power Integrations Inc.	431,050	50,920
	Cogent Communications Holdings Inc.	645,441	49,931
	Brooks Automation Inc.	1,120,576	49,574
*	Box Inc. Class A	2,175,082	45,155
*	J2 Global Inc.	688,704	43,533
*	Alarm.com Holdings Inc.	666,465	43,194
	Blackbaud Inc.	753,889	43,032
*	Varonis Systems Inc.	454,199	40,187
*	Cloudera Inc.	3,140,891	39,952
*	Advanced Energy Industries Inc.	581,353	39,410
*	FireEye Inc.	3,216,390	39,160
*	Acacia Communications Inc.	571,095	38,372
*	LivePerson Inc.	905,163	37,501
*	Cornerstone OnDemand Inc.	921,344	35,527
*	Rapid7 Inc.	690,548	35,232
*	Appfolio Inc. Class A	215,820	35,116
*	Sailpoint Technologies Holdings Inc.	1,302,302	34,472
*	ViaSat Inc.	895,976	34,379
*	FormFactor Inc.	1,157,049	33,936
*	Bottomline Technologies DE Inc.	667,332	33,880
*	Diodes Inc.	624,905	31,683
	InterDigital Inc.	467,316	26,464
*	PROS Holdings Inc.	591,959	26,301
*	Tenable Holdings Inc.	836,268	24,929
*	CommVault Systems Inc.	629,965	24,380
*,1	Altair Engineering Inc. Class A	603,501	23,989
*	Yext Inc.	1,427,611	23,713
	NIC Inc.	966,474	22,190
*	MaxLinear Inc. Class A	986,268	21,165
*	Inovalon Holdings Inc. Class A	1,098,184	21,151
*	Vertiv Holdings Co.	1,496,499	20,292
*	SPS Commerce Inc.	265,301	19,929
*	PagerDuty Inc.	655,280	18,754
*	Bandwidth Inc. Class A	140,188	17,804
	Ubiquiti Inc.	96,760	16,890
*	SolarWinds Corp.	947,471	16,742
*	Infinera Corp.	2,413,624	14,289
*	MicroStrategy Inc. Class A	117,452	13,893
	Switch Inc. Class A	705,032	12,564
*,1	3D Systems Corp.	1,715,784	11,993
*	CEVA Inc.	318,573	11,921
*	nLight Inc.	526,207	11,713
*	Zuora Inc. Class A	719,027	9,168
	Ebix Inc.	393,999	8,810
*,1	Eventbrite Inc. Class A	964,997	8,270
*	Virtusa Corp.	205,804	6,682
*	Ping Identity Holding Corp.	182,433	5,854
*	Sciplay Corp. Class A	341,001	5,057
*	Forrester Research Inc.	157,510	5,047
*	Benefitfocus Inc.	438,296	4,716
*	MobileIron Inc.	788,713	3,888
*	Endurance International Group Holdings Inc.	959,780	3,868
	Loral Space & Communications Inc.	192,957	3,766
*,1	Gogo Inc.	381,312	1,205
*	SecureWorks Corp. Class A	91,996	1,051
*	Casa Systems Inc.	97,345	405
34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
June 30, 2020
				Shares	Market Value ($000)
*	DocuSign Inc. Class A			808	139
	Plantronics Inc.			47	1
*	Schrodinger Inc.			14	1
					5,980,372
Telecommunications (0.6%)
*	GCI Liberty Inc. Class A			1,462,357	104,003
	Shenandoah Telecommunications Co.			719,254	35,452
	ATN International Inc.			158,781	9,617
*	WideOpenWest Inc.			788,927	4,157
*,1	GTT Communications Inc.			401,939	3,280
*,1	Globalstar Inc.			9,028,529	2,949
					159,458
Utilities (0.6%)
	Ormat Technologies Inc.			620,318	39,384
	NRG Energy Inc.			881,104	28,689
	TerraForm Power Inc. Class A			1,376,564	25,384
*	Sunrun Inc.			1,279,666	25,235
*	Evoqua Water Technologies Corp.			1,244,014	23,138
*	Vivint Solar Inc.			378,694	3,749
					145,579
Total Common Stocks (Cost $19,927,395)					25,753,820
		Coupon
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[5,6]	Vanguard Market Liquidity Fund	0.227%		4,885,806	488,581
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.210%	9/15/20	1,500	1,500
[7]	United States Treasury Bill	0.116%	9/29/20	4,300	4,298
					5,798
Total Temporary Cash Investments (Cost $494,265)					494,379
Total Investments (101.7%) (Cost $20,421,660)					26,248,199
Other Assets and Liabilities—Net (-1.7%)					(444,892)
Net Assets (100%)					25,803,307
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $444,758,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $14,061,000, representing 0.1% of net assets.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $464,582,000 was received for securities on loan, of which $464,404,000 is held in Vanguard Market Liquidity Fund and $178,000 is held in cash.
7	Securities with a value of $2,005,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
35

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (5.8%)
	RPM International Inc.	1,945,281	146,013
	Reliance Steel & Aluminum Co.	954,741	90,634
	Scotts Miracle-Gro Co.	583,654	78,484
	Steel Dynamics Inc.	2,999,806	78,265
*	Axalta Coating Systems Ltd.	3,181,401	71,741
	Ashland Global Holdings Inc.	908,076	62,748
	Valvoline Inc.	2,779,776	53,733
	Huntsman Corp.	2,982,276	53,591
	W R Grace & Co.	994,315	50,521
	UFP Industries Inc.	871,846	43,165
*	Univar Solutions Inc.	2,537,427	42,781
	Chemours Co.	2,467,887	37,882
	Commercial Metals Co.	1,786,304	36,441
	PolyOne Corp.	1,373,537	36,028
	Mosaic Co.	2,847,398	35,621
	HB Fuller Co.	772,815	34,468
	Sensient Technologies Corp.	636,877	33,219
[1]	Cleveland-Cliffs Inc.	5,968,130	32,944
	Cabot Corp.	849,258	31,465
*	Alcoa Corp.	2,789,427	31,353
	Stepan Co.	304,433	29,560
	Innospec Inc.	369,840	28,570
	Olin Corp.	2,376,509	27,306
	Hecla Mining Co.	7,899,446	25,831
[1]	United States Steel Corp.	3,451,709	24,921
	Compass Minerals International Inc.	508,441	24,786
	Minerals Technologies Inc.	511,640	24,011
	Worthington Industries Inc.	542,018	20,217
	Materion Corp.	305,513	18,786
[1]	Quaker Chemical Corp.	99,942	18,554
	Domtar Corp.	829,283	17,506
	Kaiser Aluminum Corp.	237,260	17,467
	Carpenter Technology Corp.	718,325	17,441
*	Element Solutions Inc.	1,591,086	17,263
*	GCP Applied Technologies Inc.	878,023	16,314
	Schweitzer-Mauduit International Inc.	469,268	15,678
*	Ferro Corp.	1,237,638	14,777
	Warrior Met Coal Inc.	763,132	11,745
	P H Glatfelter Co.	669,201	10,741
	Tronox Holdings plc Class A	1,282,903	9,263
*	Coeur Mining Inc.	1,634,441	8,303
*	Kraton Corp.	451,292	7,798
	Schnitzer Steel Industries Inc. Class A	381,105	6,723
	Tredegar Corp.	424,775	6,542
	Arch Resources Inc.	214,538	6,095
*	Koppers Holdings Inc.	297,278	5,601
*	Century Aluminum Co.	733,788	5,232
	FutureFuel Corp.	391,453	4,678
*	PQ Group Holdings Inc.	305,943	4,051
	Kronos Worldwide Inc.	344,620	3,587
	Haynes International Inc.	93,531	2,185
	Peabody Energy Corp.	509,222	1,467
			1,534,096
Consumer Goods (8.3%)
	Thor Industries Inc.	787,778	83,922
	Polaris Inc.	874,407	80,926
	Ingredion Inc.	955,971	79,346
*	Helen of Troy Ltd.	379,246	71,511
36

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Leggett & Platt Inc.	1,987,595	69,864
*	US Foods Holding Corp.	3,310,438	65,282
*	Herbalife Nutrition Ltd.	1,443,526	64,930
	Flowers Foods Inc.	2,701,718	60,410
*	Darling Ingredients Inc.	2,432,194	59,881
	Hanesbrands Inc.	5,231,317	59,062
	Toll Brothers Inc.	1,713,466	55,842
	Harley-Davidson Inc.	2,301,497	54,707
*,1	Mattel Inc.	5,213,382	50,413
	Newell Brands Inc.	2,867,176	45,531
	Energizer Holdings Inc.	925,882	43,970
	Bunge Ltd.	1,014,770	41,737
*	Deckers Outdoor Corp.	210,341	41,309
*	Meritage Homes Corp.	536,578	40,844
	KB Home	1,290,721	39,599
*	Hain Celestial Group Inc.	1,225,274	38,608
*	TreeHouse Foods Inc.	847,890	37,138
*	Taylor Morrison Home Corp. Class A	1,849,776	35,682
	Sanderson Farms Inc.	300,773	34,857
*	Capri Holdings Ltd.	2,133,014	33,339
	Goodyear Tire & Rubber Co.	3,500,245	31,310
	Nu Skin Enterprises Inc. Class A	780,802	29,850
*	TRI Pointe Group Inc.	1,960,910	28,806
*	Visteon Corp.	418,778	28,686
	Spectrum Brands Holdings Inc.	615,632	28,257
	Wolverine World Wide Inc.	1,161,702	27,660
	Tapestry Inc.	2,071,182	27,505
	Reynolds Consumer Products Inc.	786,243	27,314
	MDC Holdings Inc.	759,886	27,128
	Dana Inc.	2,165,957	26,403
	Carter's Inc.	327,157	26,402
	PVH Corp.	532,804	25,601
*	Edgewell Personal Care Co.	815,117	25,399
	Ralph Lauren Corp. Class A	341,285	24,750
[1]	B&G Foods Inc.	961,773	23,448
	Lancaster Colony Corp.	144,492	22,395
*	Hostess Brands Inc. Class A	1,757,246	21,473
*	Knowles Corp.	1,373,477	20,959
	Cooper Tire & Rubber Co.	755,521	20,860
	Herman Miller Inc.	881,985	20,824
*	Central Garden & Pet Co. Class A	595,105	20,109
	Vector Group Ltd.	1,952,806	19,645
	HNI Corp.	640,657	19,585
*	Cal-Maine Foods Inc.	429,507	19,104
	Sturm Ruger & Co. Inc.	249,627	18,972
	La-Z-Boy Inc.	691,976	18,725
*	Delphi Technologies plc	1,297,494	18,437
	Acushnet Holdings Corp.	502,544	17,483
	Universal Corp.	349,249	14,847
	Steelcase Inc. Class A	1,189,474	14,345
*	Under Armour Inc. Class A	1,427,130	13,900
[1]	Kontoor Brands Inc.	773,793	13,781
*	Under Armour Inc. Class C	1,466,250	12,962
*	Pilgrim's Pride Corp.	743,993	12,566
*	American Axle & Manufacturing Holdings Inc.	1,619,008	12,304
	Fresh Del Monte Produce Inc.	432,390	10,645
	Seaboard Corp.	3,480	10,210
	ACCO Brands Corp.	1,357,218	9,636
	Knoll Inc.	765,628	9,333
	Coty Inc. Class A	1,994,112	8,914
*	Smith & Wesson Brands Inc.	390,116	8,395
37

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Sleep Number Corp.	196,028	8,163
[1]	Tootsie Roll Industries Inc.	237,251	8,131
*	G-III Apparel Group Ltd.	609,096	8,095
	Signet Jewelers Ltd.	741,559	7,616
	National Presto Industries Inc.	78,517	6,862
	Inter Parfums Inc.	129,324	6,227
	Andersons Inc.	441,598	6,076
*	Vista Outdoor Inc.	411,112	5,940
*	Tenneco Inc. Class A	772,646	5,841
*	elf Beauty Inc.	298,407	5,691
	Levi Strauss & Co. Class A	414,766	5,558
	Oxford Industries Inc.	118,855	5,231
*	Central Garden & Pet Co.	143,337	5,159
*	GoPro Inc. Class A	911,667	4,339
	Interface Inc. Class A	436,603	3,554
	Ethan Allen Interiors Inc.	158,572	1,876
*	Cooper-Standard Holdings Inc.	125,731	1,666
	Movado Group Inc.	116,867	1,267
			2,204,930
Consumer Services (10.3%)
*	Peloton Interactive Inc. Class A	2,941,396	169,924
	Service Corp. International	2,542,628	98,883
	Williams-Sonoma Inc.	1,160,206	95,148
	New York Times Co. Class A	2,243,097	94,277
*	BJ's Wholesale Club Holdings Inc.	2,081,360	77,572
*	ServiceMaster Global Holdings Inc.	1,982,487	70,755
	Wyndham Hotels & Resorts Inc.	1,398,110	59,587
	Wendy's Co.	2,675,452	58,271
*	Performance Food Group Co.	1,990,989	58,017
*	Qurate Retail Inc. Class A	5,820,936	55,299
	Gap Inc.	4,199,828	53,002
	L Brands Inc.	3,324,385	49,766
	Lithia Motors Inc. Class A	316,445	47,888
*	Murphy USA Inc.	416,486	46,892
	Aaron's Inc.	1,015,519	46,105
	Foot Locker Inc.	1,565,868	45,661
*	Sprouts Farmers Market Inc.	1,769,904	45,292
*	Grocery Outlet Holding Corp.	1,092,468	44,573
*	AutoNation Inc.	1,179,754	44,335
*	JetBlue Airways Corp.	4,050,684	44,152
	H&R Block Inc.	2,892,149	41,300
	AMERCO	132,592	40,068
	Cracker Barrel Old Country Store Inc.	359,870	39,913
	Nielsen Holdings plc	2,679,651	39,820
*	LiveRamp Holdings Inc.	932,827	39,617
	Dick's Sporting Goods Inc.	927,960	38,288
	TEGNA Inc.	3,284,774	36,592
	Wyndham Destinations Inc.	1,280,192	36,076
	Alaska Air Group Inc.	920,757	33,387
	Sabre Corp.	4,142,135	33,386
[1]	Macy's Inc.	4,656,965	32,040
*	Norwegian Cruise Line Holdings Ltd.	1,925,325	31,633
*,1	Penn National Gaming Inc.	971,155	29,659
	TripAdvisor Inc.	1,462,335	27,799
	Extended Stay America Inc.	2,404,961	26,911
	KAR Auction Services Inc.	1,944,969	26,763
[1]	Nordstrom Inc.	1,648,253	25,531
	Big Lots Inc.	589,446	24,757
	John Wiley & Sons Inc. Class A	633,727	24,715
[1]	American Eagle Outfitters Inc.	2,232,548	24,335
38

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Kohl's Corp.	1,166,315	24,224
	SkyWest Inc.	714,468	23,306
*,1	Spirit Airlines Inc.	1,290,371	22,969
	PriceSmart Inc.	370,068	22,326
*	Adtalem Global Education Inc.	699,187	21,780
	Marriott Vacations Worldwide Corp.	262,158	21,552
*	Asbury Automotive Group Inc.	275,034	21,268
*	Sally Beauty Holdings Inc.	1,693,951	21,225
	Graham Holdings Co. Class B	60,988	20,899
	Rent-A-Center Inc.	727,015	20,226
[1]	Bed Bath & Beyond Inc.	1,806,452	19,148
	Penske Automotive Group Inc.	483,406	18,713
	Office Depot Inc.	7,901,373	18,568
*,1	Avis Budget Group Inc.	783,894	17,943
	Cinemark Holdings Inc.	1,499,147	17,315
	Rush Enterprises Inc. Class A	414,930	17,203
	Group 1 Automotive Inc.	259,631	17,128
	Core-Mark Holding Co. Inc.	677,865	16,916
*	Laureate Education Inc. Class A	1,611,305	16,057
*	K12 Inc.	585,668	15,954
	Brinker International Inc.	660,050	15,841
*	United Natural Foods Inc.	806,701	14,690
[1]	Sinclair Broadcast Group Inc. Class A	792,034	14,621
[1]	Cheesecake Factory Inc.	615,968	14,118
*,1	Rite Aid Corp.	823,436	14,048
	Hyatt Hotels Corp. Class A	268,452	13,500
*	Urban Outfitters Inc.	883,649	13,449
*	AMC Networks Inc. Class A	549,880	12,862
	Bloomin' Brands Inc.	1,186,480	12,648
*	Hilton Grand Vacations Inc.	641,309	12,538
	Weis Markets Inc.	243,343	12,196
*	Lions Gate Entertainment Corp. Class B	1,635,032	11,167
	Sonic Automotive Inc. Class A	326,581	10,421
	Dine Brands Global Inc.	235,677	9,922
	Abercrombie & Fitch Co. Class A	931,125	9,907
	Scholastic Corp.	320,526	9,597
	Hawaiian Holdings Inc.	660,148	9,268
*,1	RealReal Inc.	713,340	9,124
*	Vroom Inc.	174,254	9,086
	Matthews International Corp. Class A	442,997	8,461
*	Zumiez Inc.	307,899	8,430
	Meredith Corp.	571,032	8,309
*,1	Michaels Cos. Inc.	1,098,578	7,767
[1]	Children's Place Inc.	206,052	7,710
*	BrightView Holdings Inc.	625,923	7,010
*,1	Lions Gate Entertainment Corp. Class A	940,408	6,968
[1]	Buckle Inc.	442,145	6,933
	BJ's Restaurants Inc.	315,434	6,605
*	Groupon Inc. Class A	359,975	6,523
	Designer Brands Inc. Class A	910,918	6,167
*	Selectquote Inc.	241,824	6,125
*	MSG Networks Inc. Class A	610,937	6,079
	Guess? Inc.	605,333	5,854
*	Cars.com Inc.	951,244	5,479
*	Clear Channel Outdoor Holdings Inc.	5,226,971	5,436
	Caleres Inc.	569,989	4,754
*	Genesco Inc.	208,013	4,506
*	El Pollo Loco Holdings Inc.	261,787	3,864
*,1	Vivint Smart Home Inc.	199,232	3,453
[1]	AMC Entertainment Holdings Inc. Class A	743,402	3,189
*	American Public Education Inc.	104,700	3,099
39

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Rush Enterprises Inc. Class B	86,886	3,098
*	Regis Corp.	344,767	2,820
*	At Home Group Inc.	407,068	2,642
[1]	Dillard's Inc. Class A	100,109	2,582
	Systemax Inc.	111,811	2,297
*	GameStop Corp. Class A	432,306	1,876
*	Houghton Mifflin Harcourt Co.	793,778	1,437
	National CineMedia Inc.	444,592	1,320
	Gannett Co. Inc.	934,673	1,290
	Chico's FAS Inc.	896,566	1,237
	Entercom Communications Corp. Class A	847,986	1,170
*	Liberty TripAdvisor Holdings Inc. Class A	537,448	1,145
*,1	Hertz Global Holdings Inc.	634,504	895
*	Lands' End Inc.	84,399	679
	Emerald Holding Inc.	186,177	573
*	Albertsons Cos. Inc. Class A	18,623	294
*	Party City Holdco Inc.	19,275	29
	ODP Corp.	2,385	—
			2,739,817
Financials (31.1%)
	Medical Properties Trust Inc.	7,936,249	149,201
	Brown & Brown Inc.	3,618,697	147,498
	RenaissanceRe Holdings Ltd.	744,177	127,277
	VICI Properties Inc.	6,039,946	121,946
	Gaming and Leisure Properties Inc.	3,111,499	107,658
	LPL Financial Holdings Inc.	1,184,960	92,901
	Assurant Inc.	896,136	92,562
	National Retail Properties Inc.	2,583,556	91,665
	Commerce Bancshares Inc.	1,508,009	89,681
	Apartment Investment & Management Co. Class A	2,236,316	84,175
	Signature Bank	770,582	82,391
	Jones Lang LaSalle Inc.	775,829	80,267
	Prosperity Bancshares Inc.	1,322,422	78,525
	Apollo Global Management Inc. Class A	1,546,814	77,217
	East West Bancorp Inc.	2,126,025	77,047
	First American Financial Corp.	1,590,259	76,364
	People's United Financial Inc.	6,379,061	73,806
	First Industrial Realty Trust Inc.	1,910,502	73,440
	Carlyle Group Inc.	2,616,583	73,003
	American Financial Group Inc.	1,147,698	72,833
	Primerica Inc.	612,861	71,460
	Old Republic International Corp.	4,339,375	70,775
	EastGroup Properties Inc.	586,657	69,583
	Kemper Corp.	931,508	67,553
	New York Community Bancorp Inc.	6,620,638	67,530
	TCF Financial Corp.	2,285,781	67,248
	Life Storage Inc.	704,508	66,893
	Cousins Properties Inc.	2,231,157	66,555
	Legg Mason Inc.	1,321,707	65,755
	Cullen/Frost Bankers Inc.	845,868	63,195
	Eaton Vance Corp.	1,626,482	62,782
	Starwood Property Trust Inc.	4,029,232	60,277
	First Financial Bankshares Inc.	2,028,156	58,593
	Highwoods Properties Inc.	1,560,220	58,243
	Brixmor Property Group Inc.	4,454,042	57,101
	Equity Commonwealth	1,732,616	55,790
	Ares Management Corp. Class A	1,393,041	55,304
	United Bankshares Inc.	1,947,644	53,872
	Agree Realty Corp.	808,631	53,135
*	Cannae Holdings Inc.	1,284,592	52,797
40

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	RLI Corp.	641,503	52,667
	Hanover Insurance Group Inc.	513,831	52,066
	Omega Healthcare Investors Inc.	1,704,232	50,667
	South State Corp.	1,063,004	50,663
	Glacier Bancorp Inc.	1,433,322	50,582
	Affiliated Managers Group Inc.	674,225	50,270
	Blackstone Mortgage Trust Inc. Class A	2,074,616	49,977
	Axis Capital Holdings Ltd.	1,203,286	48,805
	Rayonier Inc.	1,941,901	48,140
	Popular Inc.	1,287,525	47,857
	Selective Insurance Group Inc.	897,620	47,340
	Janus Henderson Group plc	2,222,277	47,023
	First Horizon National Corp.	4,684,470	46,657
	New Residential Investment Corp.	6,245,878	46,407
	Stifel Financial Corp.	977,929	46,383
	Unum Group	2,750,448	45,630
	Valley National Bancorp	5,762,056	45,059
	Community Bank System Inc.	782,570	44,622
	Radian Group Inc.	2,861,393	44,380
	Voya Financial Inc.	946,255	44,143
	Jefferies Financial Group Inc.	2,825,135	43,931
	Lexington Realty Trust	4,115,047	43,414
*	Athene Holding Ltd. Class A	1,386,272	43,238
	Bank OZK	1,840,561	43,198
	Synovus Financial Corp.	2,102,617	43,167
	Lazard Ltd. Class A	1,492,410	42,728
	Corporate Office Properties Trust	1,684,598	42,688
	Zions Bancorp NA	1,229,812	41,814
	MGIC Investment Corp.	5,087,913	41,670
	Reinsurance Group of America Inc.	509,693	39,980
	Comerica Inc.	1,044,994	39,814
	Kimco Realty Corp.	3,088,421	39,655
	SLM Corp.	5,632,700	39,598
	White Mountains Insurance Group Ltd.	44,307	39,343
*	Brighthouse Financial Inc.	1,409,631	39,216
	Webster Financial Corp.	1,355,164	38,771
	National Health Investors Inc.	637,260	38,694
	EPR Properties	1,163,955	38,562
	Douglas Emmett Inc.	1,252,585	38,404
	Wintrust Financial Corp.	865,106	37,736
	Invesco Ltd.	3,450,663	37,129
	Bank of Hawaii Corp.	601,373	36,930
	FNB Corp.	4,853,652	36,402
	PotlatchDeltic Corp.	956,028	36,358
	CVB Financial Corp.	1,934,237	36,248
	UMB Financial Corp.	687,215	35,426
	Umpqua Holdings Corp.	3,308,920	35,207
	Park Hotels & Resorts Inc.	3,539,341	35,004
	Weingarten Realty Investors	1,829,791	34,638
	PacWest Bancorp	1,750,647	34,505
	Home BancShares Inc.	2,235,088	34,376
	IBERIABANK Corp.	752,138	34,252
	Federated Hermes Inc. Class B	1,441,353	34,160
	Old National Bancorp	2,481,791	34,149
	BancorpSouth Bank	1,496,587	34,032
	American Equity Investment Life Holding Co.	1,376,355	34,010
	First Hawaiian Inc.	1,951,596	33,646
	CNO Financial Group Inc.	2,159,053	33,616
	Independent Bank Corp.	495,251	33,226
	Taubman Centers Inc.	879,856	33,223
	Associated Banc-Corp	2,310,868	31,613
41

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Piedmont Office Realty Trust Inc. Class A	1,894,759	31,472
	Apple Hospitality REIT Inc.	3,189,148	30,807
	Outfront Media Inc.	2,170,297	30,753
	CIT Group Inc.	1,479,178	30,663
	Washington Federal Inc.	1,139,106	30,574
	Columbia Banking System Inc.	1,076,870	30,524
	Assured Guaranty Ltd.	1,241,895	30,315
	Cathay General Bancorp	1,137,509	29,916
	Investors Bancorp Inc.	3,374,017	28,679
	SL Green Realty Corp.	574,799	28,332
	JBG SMITH Properties	955,244	28,247
	Artisan Partners Asset Management Inc. Class A	867,507	28,194
	BankUnited Inc.	1,390,834	28,164
*	Enstar Group Ltd.	182,258	27,844
	Brandywine Realty Trust	2,555,184	27,826
[1]	Chimera Investment Corp.	2,893,445	27,806
	Hancock Whitney Corp.	1,299,053	27,540
	Washington REIT	1,239,612	27,519
	Atlantic Union Bankshares Corp.	1,179,532	27,318
	OneMain Holdings Inc.	1,112,250	27,295
*	PRA Group Inc.	686,087	26,524
	Sunstone Hotel Investors Inc.	3,231,390	26,336
	PennyMac Mortgage Investment Trust	1,497,447	26,250
	Moelis & Co. Class A	832,024	25,926
	International Bancshares Corp.	806,262	25,816
	Fulton Financial Corp.	2,425,425	25,540
	PennyMac Financial Services Inc.	595,193	24,873
	BOK Financial Corp.	421,662	23,799
	United Community Banks Inc.	1,174,384	23,629
	Retail Properties of America Inc. Class A	3,219,218	23,565
	RLJ Lodging Trust	2,476,277	23,376
	First Midwest Bancorp Inc.	1,713,754	22,879
	Horace Mann Educators Corp.	619,574	22,757
	Apollo Commercial Real Estate Finance Inc.	2,309,684	22,658
	Columbia Property Trust Inc.	1,717,808	22,572
	Walker & Dunlop Inc.	442,729	22,495
	Global Net Lease Inc.	1,342,417	22,459
	First Merchants Corp.	811,991	22,387
	Sabra Health Care REIT Inc.	1,542,221	22,254
	Capitol Federal Financial Inc.	2,017,099	22,208
	Santander Consumer USA Holdings Inc.	1,204,329	22,172
	LTC Properties Inc.	588,403	22,165
	National General Holdings Corp.	1,024,181	22,133
	Westamerica Bancorp	384,115	22,056
	WSFS Financial Corp.	760,395	21,823
	American Assets Trust Inc.	767,285	21,361
	Trustmark Corp.	856,683	21,006
	Two Harbors Investment Corp.	4,104,662	20,687
*	Cushman & Wakefield plc	1,654,321	20,613
	Houlihan Lokey Inc. Class A	369,059	20,534
	GEO Group Inc.	1,730,431	20,471
	Navient Corp.	2,907,692	20,441
[1]	Macerich Co.	2,242,566	20,116
	Industrial Logistics Properties Trust	978,722	20,113
	Hilltop Holdings Inc.	1,084,500	20,009
	Renasant Corp.	801,636	19,961
	Urban Edge Properties	1,663,317	19,744
	First Interstate BancSystem Inc. Class A	637,569	19,739
	First Citizens BancShares Inc. Class A	48,176	19,512
	WesBanco Inc.	957,092	19,439
	First Financial Bancorp	1,399,074	19,433
42

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	NBT Bancorp Inc.	621,974	19,132
	Banner Corp.	502,096	19,080
	SITE Centers Corp.	2,328,498	18,861
	Retail Opportunity Investments Corp.	1,660,980	18,819
	Office Properties Income Trust	723,870	18,799
	Mack-Cali Realty Corp.	1,224,869	18,728
	Northwest Bancshares Inc.	1,822,545	18,636
	Empire State Realty Trust Inc. Class A	2,620,616	18,344
	First Bancorp	3,278,321	18,326
[1]	Broadmark Realty Capital Inc.	1,885,988	17,860
*	Genworth Financial Inc. Class A	7,603,309	17,564
	Service Properties Trust	2,470,554	17,516
	Argo Group International Holdings Ltd.	494,457	17,222
	Sterling Bancorp	1,461,414	17,128
	MFA Financial Inc.	6,809,571	16,956
	Mercury General Corp.	416,082	16,955
	CoreCivic Inc.	1,797,357	16,823
	Acadia Realty Trust	1,293,848	16,794
	Safety Insurance Group Inc.	218,677	16,676
	DiamondRock Hospitality Co.	2,995,905	16,567
	Kennedy-Wilson Holdings Inc.	1,078,646	16,417
	Hope Bancorp Inc.	1,759,921	16,226
	Cadence Bancorp Class A	1,799,381	15,943
	Xenia Hotels & Resorts Inc.	1,703,078	15,890
	Diversified Healthcare Trust	3,577,623	15,831
	Getty Realty Corp.	529,180	15,706
	Evercore Inc. Class A	259,546	15,292
*	Encore Capital Group Inc.	446,382	15,257
	Piper Sandler Cos.	256,636	15,183
	Flagstar Bancorp Inc.	512,582	15,085
	City Holding Co.	230,975	15,053
	BancFirst Corp.	368,620	14,955
	Waddell & Reed Financial Inc. Class A	938,385	14,554
	Eagle Bancorp Inc.	436,657	14,301
	Uniti Group Inc.	1,462,222	13,672
	iStar Inc.	1,094,991	13,490
	Pebblebrook Hotel Trust	984,399	13,447
	S&T Bancorp Inc.	561,713	13,172
	Employers Holdings Inc.	434,658	13,105
	American Finance Trust Inc. Class A	1,635,228	12,976
	Park National Corp.	184,160	12,961
	Investors Real Estate Trust	183,369	12,926
	Provident Financial Services Inc.	893,920	12,917
	Realogy Holdings Corp.	1,737,354	12,874
	Virtus Investment Partners Inc.	110,204	12,816
	Tompkins Financial Corp.	191,053	12,374
	First Commonwealth Financial Corp.	1,479,957	12,254
	BGC Partners Inc. Class A	4,463,317	12,229
	Simmons First National Corp. Class A	698,565	11,952
	Ladder Capital Corp. Class A	1,470,080	11,908
	ProAssurance Corp.	806,565	11,671
*	Texas Capital Bancshares Inc.	376,491	11,622
	Great Western Bancorp Inc.	829,860	11,419
	Brookline Bancorp Inc.	1,130,341	11,394
	Nelnet Inc. Class A	231,622	11,058
*	Columbia Financial Inc.	781,972	10,912
	OFG Bancorp	775,747	10,372
[1]	Invesco Mortgage Capital Inc.	2,714,436	10,152
*	Ambac Financial Group Inc.	682,688	9,776
[1]	Tanger Factory Outlet Centers Inc.	1,342,094	9,569
	National Western Life Group Inc. Class A	46,799	9,509
43

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Towne Bank	488,092	9,196
	ARMOUR Residential REIT Inc.	968,916	9,098
*	Third Point Reinsurance Ltd.	1,202,746	9,033
	Colony Credit Real Estate Inc.	1,264,361	8,876
	United Fire Group Inc.	317,116	8,787
	Heartland Financial USA Inc.	260,768	8,720
	American National Insurance Co.	120,275	8,668
*	Axos Financial Inc.	378,602	8,360
	Boston Private Financial Holdings Inc.	1,178,492	8,108
	RPT Realty	1,160,618	8,078
[1]	Brookfield Property REIT Inc. Class A	804,749	8,015
	Capstead Mortgage Corp.	1,437,019	7,889
	TPG RE Finance Trust Inc.	914,257	7,863
	Berkshire Hills Bancorp Inc.	711,247	7,838
	Northfield Bancorp Inc.	661,611	7,622
	Franklin Street Properties Corp.	1,465,722	7,461
	KKR Real Estate Finance Trust Inc.	421,507	6,989
	WisdomTree Investments Inc.	1,982,992	6,881
*	MBIA Inc.	908,348	6,586
	Central Pacific Financial Corp.	398,357	6,386
	Saul Centers Inc.	194,447	6,275
	Alexander & Baldwin Inc.	512,197	6,244
	Redwood Trust Inc.	873,775	6,116
	Granite Point Mortgage Trust Inc.	822,055	5,902
	Dime Community Bancshares Inc.	422,155	5,796
*,1	Seritage Growth Properties Class A	489,564	5,581
	Newmark Group Inc. Class A	1,113,308	5,411
	Urstadt Biddle Properties Inc. Class A	451,655	5,366
	FBL Financial Group Inc. Class A	146,948	5,274
*,1	World Acceptance Corp.	72,797	4,770
	State Auto Financial Corp.	261,666	4,671
	Summit Hotel Properties Inc.	787,471	4,670
*	LendingClub Corp.	989,475	4,502
*	Tejon Ranch Co.	311,955	4,492
*	Forestar Group Inc.	250,788	3,782
*	Assetmark Financial Holdings Inc.	134,833	3,680
	Hersha Hospitality Trust Class A	273,832	1,577
	Retail Value Inc.	118,060	1,459
	CorePoint Lodging Inc.	281,410	1,185
[1]	Washington Prime Group Inc.	1,395,098	1,173
	Associated Capital Group Inc. Class A	25,357	930
[1]	AG Mortgage Investment Trust Inc.	244,211	779
[1]	Pennsylvania REIT	499,362	679
	Urstadt Biddle Properties Inc.	32,340	325
*,2	Frontier Financial Corp.	2	—
			8,254,725
Health Care (6.7%)
	PerkinElmer Inc.	1,673,158	164,120
*	Molina Healthcare Inc.	889,538	158,320
	STERIS plc	636,909	97,727
	Encompass Health Corp.	1,494,986	92,584
*	United Therapeutics Corp.	627,988	75,987
*	10X Genomics Inc. Class A	783,409	69,966
*	Charles River Laboratories International Inc.	371,639	64,795
*	Mirati Therapeutics Inc.	555,722	63,447
*	Reata Pharmaceuticals Inc. Class A	359,757	56,129
	Hill-Rom Holdings Inc.	499,875	54,876
*	Iovance Biotherapeutics Inc.	1,944,759	53,384
*	Envista Holdings Corp.	2,392,267	50,453
*	Jazz Pharmaceuticals plc	394,818	43,564
44

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,1	Novavax Inc.	447,638	37,311
*	Integer Holdings Corp.	493,575	36,056
*	Bridgebio Pharma Inc.	1,095,232	35,715
*	Sage Therapeutics Inc.	780,589	32,457
*	Acadia Healthcare Co. Inc.	1,270,524	31,916
*	Turning Point Therapeutics Inc.	475,598	30,719
*	Tenet Healthcare Corp.	1,575,586	28,534
	Patterson Cos. Inc.	1,292,723	28,440
*	Prestige Consumer Healthcare Inc.	753,909	28,317
*	Denali Therapeutics Inc.	1,113,615	26,927
*	Magellan Health Inc.	337,044	24,597
*	Select Medical Holdings Corp.	1,607,732	23,682
*	Intra-Cellular Therapies Inc.	847,560	21,757
*	ChemoCentryx Inc.	377,283	21,709
*	Kodiak Sciences Inc.	401,021	21,703
*	Avanos Medical Inc.	716,843	21,068
*	MEDNAX Inc.	1,219,563	20,855
*	Axsome Therapeutics Inc.	195,481	16,084
*,1	Viela Bio Inc.	369,939	16,026
	CONMED Corp.	214,667	15,454
*	Meridian Bioscience Inc.	644,812	15,018
*,1	Madrigal Pharmaceuticals Inc.	127,831	14,477
	Healthcare Services Group Inc.	560,269	13,704
*	Karuna Therapeutics Inc.	118,255	13,181
*	Myriad Genetics Inc.	1,068,166	12,113
*	Endo International plc	3,464,035	11,882
	National HealthCare Corp.	185,298	11,755
*	Zogenix Inc.	417,667	11,281
*	Aerie Pharmaceuticals Inc.	701,753	10,358
*	Silk Road Medical Inc.	232,566	9,742
*	Varex Imaging Corp.	583,502	8,840
*	Amneal Pharmaceuticals Inc.	1,762,105	8,388
*	AnaptysBio Inc.	366,117	8,179
	Phibro Animal Health Corp. Class A	307,649	8,082
*	Brookdale Senior Living Inc.	2,731,624	8,058
*	Kiniksa Pharmaceuticals Ltd. Class A	280,751	7,154
*	Black Diamond Therapeutics Inc.	133,970	5,648
*	Stoke Therapeutics Inc.	221,509	5,279
*	G1 Therapeutics Inc.	211,053	5,120
*	NGM Biopharmaceuticals Inc.	254,371	5,021
*	Tivity Health Inc.	307,698	3,486
	Owens & Minor Inc.	446,356	3,401
*	Immunovant Inc.	123,327	3,003
*	Surgery Partners Inc.	169,569	1,962
*,1	Vir Biotechnology Inc.	13,168	539
*	Forma Therapeutics Holdings Inc.	8,360	389
*	Five Star Senior Living Inc.	55,327	216
*,1,2	Synergy Pharmaceuticals Inc.	1,169,882	7
			1,770,962
Industrials (21.9%)
	IDEX Corp.	1,132,586	178,994
	Booz Allen Hamilton Holding Corp. Class A	2,071,909	161,174
	Allegion plc	1,385,267	141,602
*	Generac Holdings Inc.	941,583	114,807
	AptarGroup Inc.	964,218	107,973
	Carlisle Cos. Inc.	825,077	98,737
	Howmet Aerospace Inc.	5,897,613	93,477
	Owens Corning	1,619,873	90,324
	Donaldson Co. Inc.	1,904,799	88,611
	Robert Half International Inc.	1,635,230	86,389
45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	AECOM	2,284,717	85,860
*	HD Supply Holdings Inc.	2,433,726	84,329
*	Arrow Electronics Inc.	1,185,273	81,416
	Quanta Services Inc.	2,067,674	81,115
	CoreLogic Inc.	1,192,963	80,191
	Knight-Swift Transportation Holdings Inc. Class A	1,913,355	79,806
	Sonoco Products Co.	1,507,616	78,833
*	Stericycle Inc.	1,373,376	76,882
	Sealed Air Corp.	2,339,014	76,837
	ITT Inc.	1,296,899	76,180
	Brunswick Corp.	1,189,109	76,115
	Lincoln Electric Holdings Inc.	892,220	75,161
	Oshkosh Corp.	1,022,813	73,254
	MDU Resources Group Inc.	3,013,168	66,832
	Jabil Inc.	2,038,030	65,380
	Tetra Tech Inc.	811,772	64,227
*	FTI Consulting Inc.	557,303	63,839
	MSA Safety Inc.	554,474	63,454
*	Bill.com Holdings Inc.	682,559	61,574
	ManpowerGroup Inc.	872,167	59,961
	Allison Transmission Holdings Inc.	1,615,247	59,409
	Graphic Packaging Holding Co.	4,195,180	58,691
	Acuity Brands Inc.	595,558	57,019
	Curtiss-Wright Corp.	625,820	55,873
	Flowserve Corp.	1,955,827	55,780
	EMCOR Group Inc.	824,186	54,512
	Regal Beloit Corp.	608,640	53,146
*	XPO Logistics Inc.	684,542	52,881
	AGCO Corp.	900,031	49,916
	Rexnord Corp.	1,709,282	49,826
	KBR Inc.	2,138,151	48,215
	nVent Electric plc	2,554,420	47,844
	Pentair plc	1,244,798	47,290
	Timken Co.	1,015,260	46,184
	Crane Co.	740,947	44,057
*	Sensata Technologies Holding plc	1,180,562	43,952
	Louisiana-Pacific Corp.	1,685,491	43,233
	MSC Industrial Direct Co. Inc. Class A	579,884	42,221
*	Colfax Corp.	1,511,192	42,162
	Avnet Inc.	1,483,041	41,355
	UniFirst Corp.	229,090	40,996
	EnerSys	635,636	40,922
	Werner Enterprises Inc.	882,054	38,396
	Spirit AeroSystems Holdings Inc. Class A	1,585,919	37,967
	Silgan Holdings Inc.	1,165,842	37,762
*	MasTec Inc.	831,242	37,298
	ABM Industries Inc.	1,001,067	36,339
	Applied Industrial Technologies Inc.	581,626	36,288
*	Builders FirstSource Inc.	1,751,747	36,261
	Kennametal Inc.	1,246,029	35,773
*	Green Dot Corp. Class A	717,490	35,214
	Valmont Industries Inc.	305,069	34,662
	Brink's Co.	758,858	34,536
	Brady Corp. Class A	728,188	34,094
	Macquarie Infrastructure Corp.	1,109,673	34,056
	Watts Water Technologies Inc. Class A	413,249	33,473
	ESCO Technologies Inc.	391,534	33,096
*	Middleby Corp.	417,613	32,966
	GATX Corp.	524,353	31,975
	Altra Industrial Motion Corp.	972,672	30,989
	Alliance Data Systems Corp.	680,509	30,705
46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Vishay Intertechnology Inc.	1,994,752	30,460
	EVERTEC Inc.	1,081,522	30,391
	Ryder System Inc.	808,559	30,329
*	Plexus Corp.	417,428	29,454
	Barnes Group Inc.	721,460	28,541
	Hexcel Corp.	627,302	28,367
	Trinity Industries Inc.	1,330,182	28,320
	Armstrong World Industries Inc.	359,116	27,997
	ManTech International Corp. Class A	407,659	27,921
*	SPX Corp.	634,912	26,127
	Hillenbrand Inc.	952,161	25,775
	Korn Ferry	825,537	25,369
*	WESCO International Inc.	714,840	25,098
*	Sanmina Corp.	971,638	24,330
*	SPX FLOW Inc.	640,315	23,973
	Moog Inc. Class A	450,148	23,849
	Otter Tail Corp.	606,187	23,514
*	Kirby Corp.	427,756	22,911
*	Hub Group Inc. Class A	478,533	22,903
	Fluor Corp.	1,891,007	22,843
	Schneider National Inc. Class B	917,872	22,644
	Triton International Ltd.	738,550	22,334
	Boise Cascade Co.	588,300	22,126
*	Beacon Roofing Supply Inc.	827,508	21,821
	Belden Inc.	667,878	21,739
*	Resideo Technologies Inc.	1,850,465	21,687
	Mueller Industries Inc.	809,649	21,520
	O-I Glass Inc.	2,350,421	21,107
*	Navistar International Corp.	746,805	21,060
*	Meritor Inc.	1,031,918	20,432
	McGrath RentCorp	362,684	19,589
*	Atkore International Group Inc.	709,010	19,391
*	OSI Systems Inc.	257,009	19,183
	Matson Inc.	646,585	18,816
	Terex Corp.	989,923	18,581
*	TTM Technologies Inc.	1,516,804	17,989
	Kaman Corp.	415,701	17,293
*	Atlas Air Worldwide Holdings Inc.	392,889	16,906
*	Harsco Corp.	1,186,437	16,029
*	JELD-WEN Holding Inc.	982,872	15,834
	Enerpac Tool Group Corp. Class A	898,556	15,815
	Astec Industries Inc.	339,763	15,734
*	TriMas Corp.	652,970	15,639
[1]	Maxar Technologies Inc.	863,754	15,513
*	Huron Consulting Group Inc.	343,770	15,212
*	Sykes Enterprises Inc.	548,416	15,169
*	GMS Inc.	605,156	14,881
	Deluxe Corp.	629,299	14,814
	Encore Wire Corp.	293,951	14,351
*,1,3	API Group Corp.	1,148,302	13,952
*	Summit Materials Inc. Class A	859,935	13,828
[1]	ADT Inc.	1,717,914	13,709
	AZZ Inc.	394,228	13,530
	Granite Construction Inc.	705,295	13,499
	TTEC Holdings Inc.	280,933	13,080
	Greif Inc. Class A	373,655	12,857
*	Cardtronics plc Class A	535,909	12,851
	Primoris Services Corp.	691,242	12,276
*	MACOM Technology Solutions Holdings Inc.	352,133	12,096
*	Pluralsight Inc. Class A	659,397	11,902
	Benchmark Electronics Inc.	550,259	11,886
47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Herc Holdings Inc.	373,577	11,480
	Griffon Corp.	602,382	11,156
	Standex International Corp.	187,348	10,782
	Comfort Systems USA Inc.	261,649	10,662
	Greenbrier Cos. Inc.	468,599	10,661
	AAR Corp.	503,550	10,408
*	Allegheny Technologies Inc.	945,450	9,634
	ArcBest Corp.	363,101	9,626
	H&E Equipment Services Inc.	489,233	9,041
	Kforce Inc.	298,816	8,740
	Methode Electronics Inc.	266,949	8,345
*	TrueBlue Inc.	538,705	8,226
*	AZEK Co. Inc. Class A	255,786	8,149
	Wabash National Corp.	748,758	7,952
	Kelly Services Inc. Class A	480,926	7,606
*	CIRCOR International Inc.	298,046	7,594
	EnPro Industries Inc.	153,175	7,550
*	Tutor Perini Corp.	603,424	7,350
*	Aegion Corp. Class A	434,726	6,899
*	Gates Industrial Corp. plc	650,400	6,686
	Triumph Group Inc.	734,377	6,617
	Hyster-Yale Materials Handling Inc.	154,280	5,964
*	Welbilt Inc.	950,827	5,790
*	Manitowoc Co. Inc.	514,634	5,599
*	Conduent Inc.	2,338,157	5,588
	Resources Connection Inc.	455,488	5,452
	MTS Systems Corp.	286,890	5,046
	Greif Inc. Class B	116,740	4,883
	Gorman-Rupp Co.	155,703	4,839
	Apogee Enterprises Inc.	186,690	4,301
*	Shift4 Payments Inc. Class A	115,507	4,100
	Quanex Building Products Corp.	245,993	3,414
	International Seaways Inc.	182,812	2,987
	REV Group Inc.	377,385	2,302
*	Team Inc.	216,617	1,206
	Mobile Mini Inc.	201	6
			5,834,456
Oil & Gas (2.8%)
	EQT Corp.	3,838,341	45,676
	Apache Corp.	2,837,089	38,301
	Marathon Oil Corp.	5,931,665	36,302
	National Oilwell Varco Inc.	2,920,012	35,770
[1]	Ovintiv Inc.	3,712,498	35,454
	Targa Resources Corp.	1,666,817	33,453
	Devon Energy Corp.	2,879,497	32,653
	Noble Energy Inc.	3,609,948	32,345
	HollyFrontier Corp.	1,096,607	32,021
	Arcosa Inc.	725,357	30,610
	Murphy Oil Corp.	2,194,701	30,287
*	First Solar Inc.	558,139	27,628
[1]	Equitrans Midstream Corp.	3,093,523	25,707
	World Fuel Services Corp.	902,200	23,241
	Cimarex Energy Co.	767,113	21,088
*	Southwestern Energy Co.	8,127,839	20,807
	Delek US Holdings Inc.	1,103,513	19,212
	Range Resources Corp.	3,265,737	18,386
*	CNX Resources Corp.	1,968,084	17,024
*	Dril-Quip Inc.	527,222	15,706
	Helmerich & Payne Inc.	768,596	14,995
	Archrock Inc.	2,301,763	14,938
48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	PBF Energy Inc. Class A	1,445,023	14,797
*	NOW Inc.	1,645,436	14,200
	Antero Midstream Corp.	2,338,564	11,927
*	Magnolia Oil & Gas Corp. Class A	1,759,832	10,665
[1]	Continental Resources Inc.	545,240	9,558
	CVR Energy Inc.	456,548	9,181
*,1	SunPower Corp.	1,140,507	8,736
*,1	Antero Resources Corp.	3,401,656	8,640
*	Helix Energy Solutions Group Inc.	2,124,957	7,374
*	MRC Global Inc.	1,161,684	6,866
	Core Laboratories NV	331,800	6,742
	SM Energy Co.	1,685,013	6,319
	Berry Corp.	1,011,050	4,883
*	Oceaneering International Inc.	739,893	4,728
*	Oil States International Inc.	873,051	4,147
*	ProPetro Holding Corp.	637,563	3,277
*	RPC Inc.	805,410	2,481
	QEP Resources Inc.	1,803,684	2,327
[1]	Nabors Industries Ltd.	51,635	1,912
*	Gulfport Energy Corp.	1,011,729	1,103
*,1	Denbury Resources Inc.	3,772,204	1,042
*,1	Valaris plc Class A	1,574,888	1,027
*	Laredo Petroleum Inc.	66,820	926
*,1	Whiting Petroleum Corp.	692,131	782
*,1	Chesapeake Energy Corp.	13,714	67
			745,311
Other (0.0%)[4]
*,2	Spirit MTA REIT	334,911	257
*,2	Clinical Data Care CVR	62,138	—
			257
Technology (6.4%)
*	Avalara Inc.	1,119,451	148,988
*	ON Semiconductor Corp.	6,160,602	122,103
*	Nuance Communications Inc.	4,225,645	106,930
	Leidos Holdings Inc.	1,066,554	99,904
*	CACI International Inc. Class A	376,804	81,721
	Science Applications International Corp.	870,084	67,588
	SYNNEX Corp.	541,416	64,845
	DXC Technology Co.	3,812,246	62,902
*	Cirrus Logic Inc.	876,731	54,164
	Perspecta Inc.	2,050,922	47,643
*	Verint Systems Inc.	969,898	43,820
*	Viavi Solutions Inc.	3,428,550	43,680
*	SVMK Inc.	1,659,969	39,076
*	Change Healthcare Inc.	3,397,206	38,049
*	Premier Inc. Class A	1,075,951	36,884
*	Teradata Corp.	1,630,930	33,923
*	NCR Corp.	1,921,526	33,281
*	Synaptics Inc.	486,597	29,254
*,1	Appian Corp. Class A	552,168	28,299
*	Workiva Inc. Class A	491,718	26,302
*	NetScout Systems Inc.	1,028,613	26,291
*	Medallia Inc.	1,036,188	26,153
	Progress Software Corp.	671,513	26,021
*	Insight Enterprises Inc.	525,451	25,852
*	Rambus Inc.	1,698,297	25,814
*	Covetrus Inc.	1,426,251	25,516
*	CommScope Holding Co. Inc.	2,934,998	24,449
	Xperi Holding Corp.	1,549,059	22,864
*,1	Cerence Inc.	520,243	21,247
49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Xerox Holdings Corp.	1,359,897	20,793
*	Vertiv Holdings Co.	1,481,214	20,085
*	EchoStar Corp. Class A	715,734	20,012
	CSG Systems International Inc.	471,531	19,517
*	Super Micro Computer Inc.	663,700	18,842
*	Schrodinger Inc.	188,581	17,268
*	Allscripts Healthcare Solutions Inc.	2,445,014	16,553
*	Amkor Technology Inc.	1,270,268	15,637
*	Avaya Holdings Corp.	1,244,560	15,383
*	NETGEAR Inc.	422,211	10,931
*,1	Health Catalyst Inc.	368,756	10,757
	Shutterstock Inc.	296,039	10,352
*	Unisys Corp.	904,431	9,867
*	ScanSource Inc.	383,536	9,239
*	Zuora Inc. Class A	715,879	9,127
*	NextGen Healthcare Inc.	796,160	8,742
	ADTRAN Inc.	727,408	7,951
*	Blucora Inc.	677,813	7,741
	Plantronics Inc.	476,672	6,998
	Pitney Bowes Inc.	2,574,523	6,694
*	Ping Identity Holding Corp.	178,913	5,741
*	Sprout Social Inc. Class A	181,411	4,898
*	Diebold Nixdorf Inc.	550,020	3,333
*	Casa Systems Inc.	102,524	427
*,2	Tech Data Corp.	162	23
			1,710,474
Telecommunications (0.5%)
*	Iridium Communications Inc.	1,689,841	42,990
*	Vonage Holdings Corp.	3,503,132	35,242
	Telephone & Data Systems Inc.	1,453,125	28,888
*	8x8 Inc.	1,476,969	23,631
*	United States Cellular Corp.	195,169	6,025
			136,776
Utilities (5.9%)
	Atmos Energy Corp.	1,837,533	182,981
	Essential Utilities Inc.	3,681,384	155,502
*,1	PG&E Corp.	14,321,422	127,031
	UGI Corp.	3,129,902	99,531
	IDACORP Inc.	758,069	66,232
	ONE Gas Inc.	795,073	61,260
	Hawaiian Electric Industries Inc.	1,640,093	59,142
	Portland General Electric Co.	1,344,487	56,213
	Southwest Gas Holdings Inc.	786,135	54,283
	National Fuel Gas Co.	1,289,816	54,082
	Black Hills Corp.	942,937	53,427
	Spire Inc.	731,671	48,078
	New Jersey Resources Corp.	1,440,233	47,024
	PNM Resources Inc.	1,196,770	46,004
	OGE Energy Corp.	1,503,427	45,644
	American States Water Co.	554,275	43,583
	ALLETE Inc.	778,338	42,505
	NorthWestern Corp.	759,736	41,421
	El Paso Electric Co.	612,253	41,021
	Avista Corp.	1,011,041	36,792
	California Water Service Group	732,227	34,927
	MGE Energy Inc.	540,793	34,886
	South Jersey Industries Inc.	1,390,570	34,750
	NRG Energy Inc.	871,087	28,363
	Clearway Energy Inc. Class C	1,194,237	27,539
	Northwest Natural Holding Co.	457,966	25,550
50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
June 30, 2020
				Shares	Market Value ($000)
	Clearway Energy Inc. Class A			516,003	10,820
					1,558,591
Total Common Stocks (Cost $27,206,538)					26,490,395
Preferred Stocks (0.0%)
	WESCO International Inc. Pfd., 10.625%, 6/22/25 (Cost $1,812)			68,380	1,813
		Coupon
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[5,6]	Vanguard Market Liquidity Fund	0.227%		4,889,620	488,962
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[7]	United States Treasury Bill	0.116%	9/29/20	3,000	2,999
[7]	United States Treasury Bill	0.165%	11/3/20	2,140	2,139
					5,138
Total Temporary Cash Investments (Cost $494,039)					494,100
Total Investments (101.5%) (Cost $27,702,389)					26,986,308
Other Assets and Liabilities—Net (-1.5%)					(405,565)
Net Assets (100%)					26,580,743
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $384,902,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $13,952,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $415,898,000 was received for securities on loan, of which $408,466,000 is held in Vanguard Market Liquidity Fund and $7,432,000 is held in cash.
7	Securities with a value of $5,138,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
51

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA482 082020

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
Common Stocks (99.0%)
Communication Services (4.6%)
*	IAC/interactivecorp	1,040,698	336,562
*	Snap Inc. Class A	11,719,579	275,293
*	Liberty Broadband Corp. Class C	2,218,603	275,018
	Cable One Inc.	75,294	133,636
*	Zynga Inc. Class A	13,652,750	130,247
*	Liberty Global plc Class C	5,606,052	120,586
*	Roku Inc. Class A	984,360	114,707
*,1	Zillow Group Inc. Class C	1,926,177	110,967
*	GCI Liberty Inc. Class A	1,362,307	96,887
*	Liberty Media Corp.-Liberty Formula One Class C	2,931,288	92,951
	Sirius XM Holdings Inc.	15,316,765	89,909
*	Altice USA Inc. Class A	3,879,278	87,439
*,1	Match Group Inc.	815,836	87,335
	New York Times Co. Class A	2,067,902	86,914
*	Liberty Media Corp.-Liberty SiriusXM Class C	2,471,859	85,156
	Nexstar Media Group Inc. Class A	647,456	54,186
*	Liberty Global plc Class A	2,282,073	49,886
	Cogent Communications Holdings Inc.	592,987	45,873
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,108,059	38,250
*	Liberty Broadband Corp. Class A	311,358	38,045
*	Madison Square Garden Sports Corp.	250,089	36,736
*	Pinterest Inc. Class A	1,617,216	35,854
*	Iridium Communications Inc.	1,378,785	35,076
	TEGNA Inc.	3,137,471	34,951
*	Vonage Holdings Corp.	3,302,279	33,221
	Shenandoah Telecommunications Co.	661,123	32,587
*,1	Warner Music Group Corp. Class A	1,100,516	32,465
*	Zillow Group Inc. Class A	562,580	32,337
*	Bandwidth Inc. Class A	240,599	30,556
[1]	World Wrestling Entertainment Inc. Class A	661,910	28,760
	TripAdvisor Inc.	1,420,785	27,009
	Telephone & Data Systems Inc.	1,351,651	26,871
*	Cargurus Inc. Class A	1,043,475	26,452
	John Wiley & Sons Inc. Class A	621,070	24,222
*	Yelp Inc. Class A	942,506	21,800
*	Cardlytics Inc.	292,425	20,464
*	Madison Square Garden Entertainment Corp.	251,616	18,871
	Cinemark Holdings Inc.	1,544,476	17,839
*	Glu Mobile Inc.	1,867,812	17,315
*	Gray Television Inc.	1,174,440	16,383
*	Liberty Latin America Ltd. Class C	1,616,159	15,257
[1]	Sinclair Broadcast Group Inc. Class A	764,532	14,113
*	AMC Networks Inc. Class A	568,461	13,296
	Scholastic Corp.	407,228	12,192
*	Lions Gate Entertainment Corp. Class B	1,723,041	11,768
*	Cincinnati Bell Inc.	732,532	10,878
*,1	ANGI Homeservices Inc. Class A	891,819	10,836
*	Liberty Media Corp.-Liberty Braves Class C	548,033	10,818
*	TechTarget Inc.	346,435	10,403
*	Liberty Media Corp.-Liberty Formula One Class A	350,346	10,223
	ATN International Inc.	159,625	9,668
*	EverQuote Inc. Class A	154,794	9,003
*	Boingo Wireless Inc.	653,577	8,706
	Meredith Corp.	586,340	8,531
*	Anterix Inc.	175,296	7,948
*	QuinStreet Inc.	698,295	7,304
*	Consolidated Communications Holdings Inc.	1,078,385	7,301
1

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	EW Scripps Co. Class A	815,076	7,132
*,1	iHeartMedia Inc. Class A	842,327	7,033
*	United States Cellular Corp.	221,301	6,832
*	Liberty Latin America Ltd. Class A	649,277	6,311
*	Meet Group Inc.	990,650	6,182
*	Cars.com Inc.	1,000,530	5,763
*	MSG Networks Inc. Class A	561,459	5,587
*	Clear Channel Outdoor Holdings Inc.	5,332,970	5,546
*,1	Lions Gate Entertainment Corp. Class A	673,675	4,992
*	Ooma Inc.	301,377	4,967
*	Sciplay Corp. Class A	331,015	4,909
*	Central European Media Enterprises Ltd. Class A	1,361,000	4,818
*,1	Eventbrite Inc. Class A	548,891	4,704
*	ORBCOMM Inc.	1,203,581	4,634
	Marcus Corp.	349,077	4,632
	Loral Space & Communications Inc.	202,518	3,953
*,1	Daily Journal Corp.	14,184	3,830
*	TrueCar Inc.	1,461,647	3,771
[1]	AMC Entertainment Holdings Inc. Class A	769,748	3,302
*,1	Globalstar Inc.	9,520,655	3,109
*,1,2	NII Holdings Inc.	1,297,367	2,815
	Tribune Publishing Co.	279,881	2,796
	National CineMedia Inc.	937,393	2,784
	Gannett Co. Inc.	1,874,581	2,587
*	Hemisphere Media Group Inc. Class A	262,218	2,578
*,1	Gogo Inc.	809,961	2,559
	Spok Holdings Inc.	270,024	2,525
	Entercom Communications Corp. Class A	1,769,692	2,442
*	Boston Omaha Corp. Class A	147,014	2,352
*	Liberty Media Corp.-Liberty Braves Class A	114,559	2,300
*	Liberty TripAdvisor Holdings Inc. Class A	1,073,098	2,286
*	comScore Inc.	736,758	2,284
*	WideOpenWest Inc.	370,234	1,951
*,1	Gaia Inc. Class A	195,135	1,635
*,1	LiveXLive Media Inc.	448,654	1,624
	Saga Communications Inc. Class A	60,105	1,539
*	DHI Group Inc.	725,260	1,523
	Alaska Communications Systems Group Inc.	539,199	1,504
*	IDT Corp. Class B	209,246	1,366
*	MDC Partners Inc. Class A	607,963	1,265
	Entravision Communications Corp. Class A	871,053	1,246
	Emerald Holding Inc.	380,346	1,171
*	Cinedigm Corp. Class A	564,999	1,079
*	ZoomInfo Technologies Inc. Class A	18,673	953
*	Fluent Inc.	524,848	934
*	Reading International Inc. Class A	213,227	906
*,1	Cumulus Media Inc. Class A	202,948	802
*,1	Lee Enterprises Inc.	710,819	697
*,1	Marchex Inc. Class B	399,306	631
	Townsquare Media Inc. Class A	132,690	593
*	Travelzoo	94,794	535
*	Urban One Inc.	239,794	458
	A H Belo Corp. Class A	209,330	362
*,1	Chicken Soup For The Soul Entertainment Inc. Class A	50,268	347
*	Ballantyne Strong Inc.	208,983	343
	Beasley Broadcast Group Inc. Class A	93,910	228
*,1	SRAX Inc. Class A	89,052	225
*,1	IZEA Worldwide Inc.	172,428	197
*,1	AutoWeb Inc.	151,988	196
*	Otelco Inc. Class A	14,646	165
*,1	Global Eagle Entertainment Inc.	31,302	148
2

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Salem Media Group Inc. Class A	117,723	133
*	Zedge Inc. Class B	78,380	116
*	Harte Hanks Inc.	32,072	98
*	Insignia Systems Inc.	125,777	90
*	Dolphin Entertainment Inc.	99,800	87
*,1	Creative Realities Inc.	25,519	64
*	SPAR Group Inc.	80,427	60
*,1	Professional Diversity Network Inc.	20,497	59
*,1	Urban One Inc. Class A	2,500	51
*	Super League Gaming Inc.	17,881	43
*	NTN Buzztime Inc.	16,227	36
*	Mediaco Holding Inc. Class A	5,127	27
*,1,2	SRAX Inc. Rights	74,416	13
	John Wiley & Sons Inc. Class B	328	13
			3,235,689
Consumer Discretionary (13.4%)
*,1	Tesla Inc.	2,052,467	2,216,274
*	Lululemon Athletica Inc.	1,632,804	509,451
*	Burlington Stores Inc.	939,114	184,940
*	Etsy Inc.	1,696,731	180,244
*,1	Wayfair Inc. Class A	837,194	165,438
	Pool Corp.	569,951	154,953
*	DraftKings Inc. Class A	3,503,687	116,533
*	Chegg Inc.	1,682,087	113,137
	Vail Resorts Inc.	575,771	104,877
	Service Corp. International	2,554,325	99,338
*	Caesars Entertainment Corp.	8,073,167	97,928
*	Bright Horizons Family Solutions Inc.	833,198	97,651
*,1	Carvana Co. Class A	791,415	95,128
*	Grubhub Inc.	1,316,057	92,519
	Williams-Sonoma Inc.	1,112,866	91,266
	Gentex Corp.	3,489,559	89,926
*	Five Below Inc.	798,057	85,320
	Lear Corp.	777,382	84,750
	Thor Industries Inc.	791,816	84,352
	Aramark	3,604,004	81,342
*	Deckers Outdoor Corp.	400,306	78,616
*	Ollie's Bargain Outlet Holdings Inc.	803,575	78,469
	Dunkin' Brands Group Inc.	1,175,084	76,651
	Polaris Inc.	821,223	76,004
	Autoliv Inc.	1,120,793	72,302
	Brunswick Corp.	1,128,637	72,244
*	Planet Fitness Inc. Class A	1,144,931	69,348
*	Helen of Troy Ltd.	362,000	68,259
*	ServiceMaster Global Holdings Inc.	1,890,516	67,473
	Churchill Downs Inc.	503,314	67,016
*	Grand Canyon Education Inc.	679,238	61,491
*	Skechers U.S.A. Inc. Class A	1,951,167	61,228
*	RH	237,924	59,219
*	Floor & Decor Holdings Inc. Class A	1,013,994	58,457
	Wingstop Inc.	420,120	58,384
	Wyndham Hotels & Resorts Inc.	1,338,120	57,031
*	Penn National Gaming Inc.	1,849,808	56,493
	Wendy's Co.	2,551,249	55,566
*	TopBuild Corp.	478,670	54,458
	Toll Brothers Inc.	1,659,514	54,084
*	frontdoor Inc.	1,212,866	53,766
*	Qurate Retail Inc. Class A	5,513,893	52,382
	Harley-Davidson Inc.	2,193,692	52,144
	Carter's Inc.	623,936	50,352
3

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Strategic Education Inc.	319,509	49,093
	Texas Roadhouse Inc. Class A	930,844	48,934
*	Fox Factory Holding Corp.	587,529	48,536
*,1	Eldorado Resorts Inc.	1,194,354	47,846
*	Mattel Inc.	4,946,897	47,836
	Lithia Motors Inc. Class A	313,896	47,502
*	Tempur Sealy International Inc.	618,959	44,534
*	Murphy USA Inc.	391,760	44,108
	Aaron's Inc.	953,147	43,273
	Foot Locker Inc.	1,478,943	43,126
	Marriott Vacations Worldwide Corp.	523,582	43,044
*	Stamps.com Inc.	230,979	42,429
*,1	YETI Holdings Inc.	958,218	40,945
	LCI Industries	354,613	40,773
	Dick's Sporting Goods Inc.	932,561	38,477
*	Meritage Homes Corp.	504,997	38,440
	KB Home	1,249,044	38,321
	Cracker Barrel Old Country Store Inc.	336,905	37,366
*	Taylor Morrison Home Corp. Class A	1,848,314	35,654
	Choice Hotels International Inc.	450,070	35,511
*	Crocs Inc.	960,068	35,350
*	National Vision Holdings Inc.	1,151,084	35,131
*,1	Chewy Inc. Class A	771,419	34,475
	Wyndham Destinations Inc.	1,213,790	34,205
*,1	iRobot Corp.	396,764	33,288
*	Capri Holdings Ltd.	2,124,256	33,202
	Columbia Sportswear Co.	406,185	32,730
	Winnebago Industries Inc.	474,079	31,583
*	AutoNation Inc.	817,224	30,711
[1]	Macy's Inc.	4,454,692	30,648
	Goodyear Tire & Rubber Co.	3,344,491	29,916
	Extended Stay America Inc.	2,526,555	28,272
	Wolverine World Wide Inc.	1,167,112	27,789
*	Dorman Products Inc.	406,896	27,291
*	TRI Pointe Group Inc.	1,850,787	27,188
*	LGI Homes Inc.	308,449	27,153
*	Visteon Corp.	391,250	26,801
	Monro Inc.	481,273	26,441
*	Shake Shack Inc. Class A	498,965	26,435
	Steven Madden Ltd.	1,068,950	26,392
	MDC Holdings Inc.	733,004	26,168
	Papa John's International Inc.	319,182	25,346
	Hyatt Hotels Corp. Class A	503,464	25,319
	Dana Inc.	2,071,477	25,251
	Boyd Gaming Corp.	1,159,472	24,233
*	Cavco Industries Inc.	125,152	24,136
	Jack in the Box Inc.	323,200	23,946
	American Eagle Outfitters Inc.	2,186,531	23,833
	Callaway Golf Co.	1,353,609	23,702
[1]	Nordstrom Inc.	1,528,837	23,682
	Big Lots Inc.	563,535	23,668
*	Hilton Grand Vacations Inc.	1,194,821	23,359
*	Adtalem Global Education Inc.	731,899	22,799
	Six Flags Entertainment Corp.	1,135,678	21,816
*	Asbury Automotive Group Inc.	266,520	20,610
*	Adient plc	1,254,292	20,595
*	Peloton Interactive Inc. Class A	354,785	20,496
	Graham Holdings Co. Class B	59,524	20,397
*	Sally Beauty Holdings Inc.	1,622,106	20,325
*	Installed Building Products Inc.	294,767	20,274
	Cooper Tire & Rubber Co.	724,534	20,004
4

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
[1]	Bed Bath & Beyond Inc.	1,831,354	19,412
	Rent-A-Center Inc.	670,964	18,666
	Sturm Ruger & Co. Inc.	239,679	18,216
*	Skyline Champion Corp.	728,445	17,730
*	Delphi Technologies plc	1,247,202	17,723
	Penske Automotive Group Inc.	454,851	17,607
	Office Depot Inc.	7,421,660	17,441
*	Gentherm Inc.	445,361	17,325
	La-Z-Boy Inc.	634,895	17,180
*	Smith & Wesson Brands Inc.	794,754	17,103
*	WW International Inc.	672,676	17,073
	Acushnet Holdings Corp.	466,186	16,219
*	Sleep Number Corp.	380,755	15,855
*,1	Veoneer Inc.	1,469,717	15,711
*	Laureate Education Inc. Class A	1,575,244	15,697
	Group 1 Automotive Inc.	236,330	15,591
*	Urban Outfitters Inc.	1,023,949	15,584
*	Malibu Boats Inc. Class A	297,422	15,451
*	K12 Inc.	562,736	15,329
	Brinker International Inc.	636,498	15,276
	Core-Mark Holding Co. Inc.	611,337	15,256
*	Perdoceo Education Corp.	948,897	15,116
*	M/I Homes Inc.	417,865	14,391
[1]	Cheesecake Factory Inc.	601,200	13,779
*	Sonos Inc.	933,747	13,661
*,1	Workhorse Group Inc.	782,896	13,615
	Bloomin' Brands Inc.	1,271,478	13,554
*,1	Overstock.com Inc.	464,252	13,199
[1]	Camping World Holdings Inc. Class A	478,673	13,001
*	Century Communities Inc.	420,260	12,885
*	American Axle & Manufacturing Holdings Inc.	1,653,672	12,568
*	Scientific Games Corp.	801,653	12,394
	Standard Motor Products Inc.	295,757	12,185
*	Vista Outdoor Inc.	841,501	12,160
[1]	Kontoor Brands Inc.	669,454	11,923
	Red Rock Resorts Inc. Class A	1,039,089	11,336
	Sonic Automotive Inc. Class A	352,574	11,251
	Oxford Industries Inc.	250,653	11,031
	PetMed Express Inc.	297,878	10,616
	Dine Brands Global Inc.	239,786	10,095
	Shutterstock Inc.	285,404	9,981
	Abercrombie & Fitch Co. Class A	918,028	9,768
*	Universal Electronics Inc.	203,341	9,520
*,1	Vivint Smart Home Inc.	547,556	9,489
*	Boot Barn Holdings Inc.	422,431	9,108
*,1	GoPro Inc. Class A	1,896,024	9,025
*,1	Stitch Fix Inc. Class A	358,375	8,938
*	Rubicon Project Inc.	1,339,013	8,931
[1]	Dave & Buster's Entertainment Inc.	665,859	8,876
*	SeaWorld Entertainment Inc.	585,266	8,668
*	Sportsman's Warehouse Holdings Inc.	590,317	8,412
*	Stoneridge Inc.	405,144	8,370
*	G-III Apparel Group Ltd.	627,881	8,345
*	Denny's Corp.	824,283	8,325
*	Quotient Technology Inc.	1,121,289	8,208
*	Zumiez Inc.	298,587	8,175
*	America's Car-Mart Inc.	92,919	8,165
	Johnson Outdoors Inc. Class A	89,225	8,121
[1]	Children's Place Inc.	213,820	8,001
*	Michaels Cos. Inc.	1,109,797	7,846
	Signet Jewelers Ltd.	761,530	7,821
5

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
[1]	Levi Strauss & Co. Class A	579,942	7,771
*	MarineMax Inc.	322,568	7,222
*	1-800-Flowers.com Inc. Class A	339,461	6,796
	Twin River Worldwide Holdings Inc.	302,299	6,738
*	American Public Education Inc.	224,430	6,643
	Buckle Inc.	423,122	6,635
*	Tenneco Inc. Class A	848,771	6,417
*	Everi Holdings Inc.	1,222,836	6,310
*	Monarch Casino & Resort Inc.	182,742	6,228
*	Garrett Motion Inc.	1,112,905	6,165
	Guess? Inc.	629,663	6,089
	BJ's Restaurants Inc.	283,751	5,942
*	Groupon Inc. Class A	327,001	5,925
*	Lumber Liquidators Holdings Inc.	427,039	5,919
*,1	Accel Entertainment Inc.	597,467	5,754
	Designer Brands Inc. Class A	817,280	5,533
*	MasterCraft Boat Holdings Inc.	283,989	5,410
	Winmark Corp.	31,265	5,354
*	Hibbett Sports Inc.	252,676	5,291
*	Motorcar Parts of America Inc.	293,434	5,185
	Caleres Inc.	603,613	5,034
*	Genesco Inc.	210,982	4,570
	Carriage Services Inc. Class A	248,550	4,504
*,1	At Home Group Inc.	687,480	4,462
*	Green Brick Partners Inc.	376,307	4,459
	Haverty Furniture Cos. Inc.	278,332	4,453
*	Beazer Homes USA Inc.	440,035	4,431
*	El Pollo Loco Holdings Inc.	299,172	4,416
*	Modine Manufacturing Co.	764,915	4,222
	Ethan Allen Interiors Inc.	355,368	4,204
*	GameStop Corp. Class A	964,666	4,187
*	Nautilus Inc.	433,092	4,015
	Clarus Corp.	344,486	3,989
	Shoe Carnival Inc.	136,208	3,987
	Collectors Universe Inc.	112,406	3,853
*,1	XPEL Inc.	245,951	3,847
*	Chuy's Holdings Inc.	254,566	3,788
*,1	Lovesac Co.	139,590	3,661
[1]	Franchise Group Inc.	164,353	3,596
*	US Auto Parts Network Inc.	401,422	3,476
[1]	Dillard's Inc. Class A	133,877	3,453
	Hooker Furniture Corp.	176,140	3,426
	Tupperware Brands Corp.	714,518	3,394
*	Cooper-Standard Holdings Inc.	254,266	3,369
	Citi Trends Inc.	164,127	3,319
	Ruth's Hospitality Group Inc.	405,418	3,308
*	Fossil Group Inc.	701,801	3,263
*	Lindblad Expeditions Holdings Inc.	397,587	3,069
*	Del Taco Restaurants Inc.	515,550	3,057
*	Purple Innovation Inc. Class A	168,004	3,024
*,1	Revolve Group Inc. Class A	200,866	2,985
*	Regis Corp.	363,325	2,972
*,1	RealReal Inc.	232,234	2,970
*	Unifi Inc.	228,433	2,942
*	Playa Hotels & Resorts NV	800,306	2,897
*	Carrols Restaurant Group Inc.	596,238	2,886
*	Houghton Mifflin Harcourt Co.	1,558,299	2,821
*,1	Turtle Beach Corp.	189,495	2,789
*	Conn's Inc.	274,163	2,766
*	Noodles & Co. Class A	455,461	2,756
	Cato Corp. Class A	331,389	2,711
6

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Movado Group Inc.	248,315	2,692
*	Universal Technical Institute Inc.	376,994	2,620
*	Golden Entertainment Inc.	284,677	2,539
*	GrowGeneration Corp.	366,800	2,509
	BBX Capital Corp. Class A	975,788	2,478
	Chico's FAS Inc.	1,730,097	2,388
	OneSpaWorld Holdings Ltd.	498,258	2,377
	Nathan's Famous Inc.	40,865	2,298
*	Liquidity Services Inc.	384,483	2,292
*,1	Lakeland Industries Inc.	97,647	2,190
*,1	Waitr Holdings Inc.	814,892	2,143
*	Aspen Group Inc.	235,192	2,128
	Rocky Brands Inc.	103,317	2,124
*	Fiesta Restaurant Group Inc.	305,677	1,950
*	Lands' End Inc.	238,373	1,917
*,1	Red Robin Gourmet Burgers Inc.	187,905	1,917
	Tilly's Inc. Class A	323,580	1,835
	Escalade Inc.	128,577	1,795
*	VOXX International Corp. Class A	310,185	1,793
	RCI Hospitality Holdings Inc.	125,912	1,745
*	Century Casinos Inc.	408,393	1,695
*	OneWater Marine Inc. Class A	69,700	1,692
	Weyco Group Inc.	77,311	1,669
	Marine Products Corp.	118,751	1,645
*,1	Drive Shack Inc.	888,069	1,643
	Superior Group of Cos. Inc.	116,940	1,567
*,1	XpresSpa Group Inc.	372,774	1,562
*	Express Inc.	992,974	1,529
*	Vera Bradley Inc.	344,179	1,528
*	Hovnanian Enterprises Inc. Class A	64,852	1,517
*	Funko Inc. Class A	251,532	1,459
*,1	Genius Brands International Inc.	635,209	1,429
*,1	ZAGG Inc.	421,612	1,324
*	PlayAGS Inc.	388,471	1,313
	Flexsteel Industries Inc.	103,832	1,311
*,1	Duluth Holdings Inc. Class B	177,191	1,306
	Culp Inc.	148,464	1,278
*	Zovio Inc. Class A	399,526	1,223
*,1	Remark Holdings Inc.	501,492	1,184
*,1	Party City Holdco Inc.	786,838	1,172
*,1	Blink Charging Co.	201,097	1,142
*	Biglari Holdings Inc. Class B	16,477	1,137
*	TravelCenters of America Inc.	70,275	1,082
	Bassett Furniture Industries Inc.	144,743	1,064
*,1	Vuzix Corp.	438,724	1,049
*,1	Blue Apron Holdings Inc. Class A	93,541	1,037
	Lifetime Brands Inc.	154,073	1,035
*	Delta Apparel Inc.	79,196	960
*	Barnes & Noble Education Inc.	581,320	930
	Hamilton Beach Brands Holding Co. Class A	76,216	907
*	J Alexander's Holdings Inc. Class A	179,472	883
*,1	Potbelly Corp.	378,112	862
*	Target Hospitality Corp.	498,211	842
*	Select Interior Concepts Inc. Class A	232,840	815
*,1	Leaf Group Ltd.	220,847	810
*	Red Lion Hotels Corp.	327,789	764
*,1	Container Store Group Inc.	233,508	757
*	Legacy Housing Corp.	52,717	750
[1]	Tailored Brands Inc.	736,781	691
*	Horizon Global Corp.	308,335	678
*	Kura Sushi USA Inc. Class A	46,926	670
7

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Strattec Security Corp.	41,856	667
*	New Home Co. Inc.	194,068	652
[1]	Big 5 Sporting Goods Corp.	328,849	638
*,1	Kirkland's Inc.	228,692	620
*	ONE Group Hospitality Inc.	370,160	603
	Bluegreen Vacations Corp.	110,468	599
*	Vroom Inc.	11,060	577
*,1	Inspired Entertainment Inc.	196,612	570
	Educational Development Corp.	57,944	557
	Superior Industries International Inc.	326,845	556
	Ark Restaurants Corp.	38,576	478
*	Build-A-Bear Workshop Inc.	196,911	429
*	Lincoln Educational Services Corp.	107,689	420
*	Full House Resorts Inc.	302,969	403
	Crown Crafts Inc.	80,356	392
*	BBQ Holdings Inc.	115,967	380
*	Greenlane Holdings Inc. Class A	94,720	377
*,1	JAKKS Pacific Inc.	412,051	338
*	Shiloh Industries Inc.	207,670	336
*	Destination XL Group Inc.	512,322	333
	Dover Motorsports Inc.	181,111	281
*,1	Arcimoto Inc.	52,107	277
*	Tandy Leather Factory Inc.	82,294	275
*	Biglari Holdings Inc. Class A	733	246
*	Vince Holding Corp.	40,363	224
*	iMedia Brands Inc.	62,799	218
*	Luby's Inc.	146,561	212
*,1	Ascena Retail Group Inc.	124,112	181
*,1	Stein Mart Inc.	402,522	169
*,1	Francesca's Holdings Corp.	42,358	163
*	Dixie Group Inc.	168,576	158
*	Monaker Group Inc.	78,800	154
*,1	Casper Sleep Inc.	16,849	151
*	Forward Industries Inc.	115,757	150
*,1	J. Jill Inc.	211,775	147
*	Unique Fabricating Inc.	45,041	144
	AMCON Distributing Co.	2,126	120
*	Good Times Restaurants Inc.	96,730	119
*	Charles & Colvard Ltd.	160,570	117
*,1	Town Sports International Holdings Inc.	205,987	111
*,1	Sequential Brands Group Inc.	507,312	107
*,1	FAT Brands Inc.	30,842	105
*	Lazydays Holdings Inc.	12,000	105
*	Iconix Brand Group Inc.	105,013	98
*	Flanigan's Enterprises Inc.	6,352	97
*,1	RumbleON Inc. Class B	9,270	90
*,1	Trans World Entertainment Corp.	12,368	85
*,1	RTW Retailwinds Inc.	404,818	81
*,1	Nova Lifestyle Inc.	42,072	81
*	Rave Restaurant Group Inc.	103,389	78
*	Sypris Solutions Inc.	86,639	64
*	Edison Nation Inc.	20,400	62
*	Nephros Inc.	7,214	61
*,1	Toughbuilt Industries Inc.	77,084	60
*	Live Ventures Inc.	5,291	51
*	Mohawk Group Holdings Inc.	6,400	35
	Lennar Corp. Class A	471	29
*,1	Apex Global Brands Inc.	26,110	29
	Canterbury Park Holding Corp.	2,730	29
*	Xcel Brands Inc.	12,396	11
*	Comstock Holding Cos. Inc. Class A	2,809	8
8

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,1	AYRO Inc.	2,828	8
*	Koss Corp.	4,492	6
*	Yunhong CTI Ltd.	1,768	5
	Bowl America Inc. Class A	405	4
	P&F Industries Inc. Class A	574	3
	ODP Corp.	663	—
			9,347,043
Consumer Staples (2.7%)
	Keurig Dr Pepper Inc.	4,807,965	136,546
	Bunge Ltd.	2,024,765	83,279
*	Post Holdings Inc.	916,134	80,272
	Ingredion Inc.	956,722	79,408
	Casey's General Stores Inc.	526,408	78,709
*	Boston Beer Co. Inc. Class A	138,287	74,212
*	BJ's Wholesale Club Holdings Inc.	1,749,425	65,201
*	US Foods Holding Corp.	3,145,828	62,036
	Flowers Foods Inc.	2,746,892	61,420
*	Herbalife Nutrition Ltd.	1,325,226	59,609
*	Darling Ingredients Inc.	2,345,965	57,758
*	Performance Food Group Co.	1,898,450	55,321
	Lancaster Colony Corp.	281,219	43,586
	Energizer Holdings Inc.	911,640	43,294
*	Sprouts Farmers Market Inc.	1,666,705	42,651
*	Freshpet Inc.	497,888	41,653
	WD-40 Co.	193,197	38,311
*	Grocery Outlet Holding Corp.	914,440	37,309
*	TreeHouse Foods Inc.	809,850	35,471
*	Hain Celestial Group Inc.	1,117,997	35,228
	Sanderson Farms Inc.	283,672	32,875
	Nu Skin Enterprises Inc. Class A	737,671	28,201
	Spectrum Brands Holdings Inc.	580,303	26,636
	J & J Snack Foods Corp.	207,963	26,438
*	Edgewell Personal Care Co.	782,840	24,393
	Reynolds Consumer Products Inc.	692,204	24,047
	Medifast Inc.	168,868	23,434
[1]	B&G Foods Inc.	923,045	22,504
*	Simply Good Foods Co.	1,182,730	21,975
*	Hostess Brands Inc. Class A	1,766,383	21,585
*,1	Beyond Meat Inc.	152,369	20,414
*	Central Garden & Pet Co. Class A	590,516	19,954
*	Cal-Maine Foods Inc.	436,712	19,425
	PriceSmart Inc.	303,668	18,320
	Vector Group Ltd.	1,699,844	17,100
	Coca-Cola Consolidated Inc.	67,706	15,518
	Calavo Growers Inc.	238,896	15,029
	Universal Corp.	333,030	14,157
*	United Natural Foods Inc.	774,472	14,103
*,1	Rite Aid Corp.	785,252	13,396
*	Pilgrim's Pride Corp.	740,007	12,499
	Weis Markets Inc.	245,772	12,318
	Inter Parfums Inc.	255,549	12,305
*	USANA Health Sciences Inc.	165,157	12,127
*	BellRing Brands Inc. Class A	578,742	11,540
	John B Sanfilippo & Son Inc.	131,000	11,178
	Seaboard Corp.	3,788	11,113
	SpartanNash Co.	522,010	11,093
	Fresh Del Monte Produce Inc.	435,056	10,711
*,1	National Beverage Corp.	170,595	10,410
	Ingles Markets Inc. Class A	211,488	9,109
[1]	Tootsie Roll Industries Inc.	253,277	8,680
9

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	elf Beauty Inc.	389,695	7,431
	MGP Ingredients Inc.	195,260	7,167
	Andersons Inc.	486,343	6,692
*	Chefs' Warehouse Inc.	456,753	6,203
*,1	Celsius Holdings Inc.	450,390	5,301
*,1	HF Foods Group Inc.	495,962	4,488
*	Landec Corp.	464,973	3,701
*	Central Garden & Pet Co.	102,481	3,688
*	Seneca Foods Corp. Class A	107,094	3,621
	Limoneira Co.	248,262	3,597
	Village Super Market Inc. Class A	124,634	3,455
[1]	Turning Point Brands Inc.	129,588	3,228
*	Craft Brew Alliance Inc.	162,584	2,502
*	Lifevantage Corp.	168,510	2,278
	Oil-Dri Corp. of America	65,419	2,270
*	Veru Inc.	618,564	2,066
	Natural Grocers by Vitamin Cottage Inc.	121,761	1,812
*,1	New Age Beverages Corp.	1,142,893	1,749
	Alico Inc.	46,718	1,456
*,1	22nd Century Group Inc.	1,688,581	1,291
*	Farmer Bros Co.	169,421	1,244
*,1	Revlon Inc. Class A	109,653	1,086
*	Nature's Sunshine Products Inc.	93,878	846
	United-Guardian Inc.	56,697	838
*,1	Alkaline Water Co. Inc.	505,193	722
	Natural Health Trends Corp.	116,955	667
*	S&W Seed Co.	246,506	562
*	Natural Alternatives International Inc.	73,591	506
*	Albertsons Cos. Inc. Class A	31,874	503
	Rocky Mountain Chocolate Factory Inc.	96,131	409
	Ocean Bio-Chem Inc.	24,821	346
*	Arcadia Biosciences Inc.	90,707	341
*	RiceBran Technologies	378,072	313
*,1	Guardion Health Sciences Inc.	688,575	302
*,1	Reed's Inc.	303,758	291
*	Lifeway Foods Inc.	87,868	202
*,1	Youngevity International Inc.	135,091	193
*	Coffee Holding Co. Inc.	55,673	166
*,1	Eastside Distilling Inc.	86,197	126
*,1	Ifresh Inc.	116,086	124
	Mannatech Inc.	7,785	115
*	Summer Infant Inc.	9,483	78
*	Bridgford Foods Corp.	4,554	75
*,1	MYOS RENS Technology Inc.	69,110	61
*	Standard Diversified Inc. Class A	1,829	24
*	Reliv International Inc.	4,459	16
*	Willamette Valley Vineyards Inc.	1,134	7
*	Cyanotech Corp.	2,701	6
			1,848,026
Energy (1.6%)
*	Cheniere Energy Inc.	3,281,602	158,567
	Targa Resources Corp.	3,331,668	66,867
[1]	Equitrans Midstream Corp.	5,794,441	48,152
	Parsley Energy Inc. Class A	4,398,624	46,977
	EQT Corp.	3,649,751	43,432
	Cimarex Energy Co.	1,447,365	39,788
*	WPX Energy Inc.	5,807,312	37,051
[1]	Ovintiv Inc.	3,697,030	35,307
	Helmerich & Payne Inc.	1,503,962	29,342
	Murphy Oil Corp.	2,055,860	28,371
10

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,1	ChampionX Corp.	2,662,269	25,984
*	CNX Resources Corp.	2,685,536	23,230
	World Fuel Services Corp.	892,631	22,994
[1]	Continental Resources Inc.	1,164,336	20,411
[1]	Antero Midstream Corp.	4,000,352	20,402
*	Southwestern Energy Co.	7,822,476	20,026
	Delek US Holdings Inc.	1,062,451	18,497
[1]	Range Resources Corp.	3,056,022	17,205
*	PDC Energy Inc.	1,332,329	16,574
*,1	Transocean Ltd.	8,307,289	15,202
	PBF Energy Inc. Class A	1,479,740	15,153
*	Dril-Quip Inc.	484,240	14,425
	Cactus Inc. Class A	685,363	14,139
*	Renewable Energy Group Inc.	564,817	13,996
*	Matador Resources Co.	1,579,052	13,422
	Core Laboratories NV	641,359	13,032
	Archrock Inc.	1,856,725	12,050
*	Oceaneering International Inc.	1,453,240	9,286
*	Magnolia Oil & Gas Corp. Class A	1,510,548	9,154
	Kosmos Energy Ltd.	5,302,543	8,802
	Patterson-UTI Energy Inc.	2,530,919	8,782
	CVR Energy Inc.	424,968	8,546
*	SEACOR Holdings Inc.	256,105	7,253
*	Helix Energy Solutions Group Inc.	2,053,662	7,126
*,1	Callon Petroleum Co.	5,731,882	6,592
*,1	Antero Resources Corp.	2,558,005	6,497
	Arch Resources Inc.	219,485	6,236
*	ProPetro Holding Corp.	1,195,186	6,143
	International Seaways Inc.	366,233	5,984
	DMC Global Inc.	216,214	5,967
	SM Energy Co.	1,565,045	5,869
*	REX American Resources Corp.	83,503	5,793
*	NexTier Oilfield Solutions Inc.	2,343,638	5,742
	Brigham Minerals Inc. Class A	422,622	5,219
*	Green Plains Inc.	496,883	5,076
*	Par Pacific Holdings Inc.	555,191	4,991
*	Select Energy Services Inc. Class A	949,981	4,655
*	Clean Energy Fuels Corp.	2,061,629	4,577
	QEP Resources Inc.	3,495,873	4,510
	Liberty Oilfield Services Inc. Class A	768,752	4,213
*	Oil States International Inc.	873,683	4,150
*	Bonanza Creek Energy Inc.	277,258	4,109
[1]	US Silica Holdings Inc.	1,089,386	3,933
*	Matrix Service Co.	382,167	3,715
[1]	Nabors Industries Ltd.	98,017	3,629
*	Comstock Resources Inc.	816,067	3,574
	Solaris Oilfield Infrastructure Inc. Class A	466,531	3,462
*	Frank's International NV	1,519,498	3,388
*	Tidewater Inc.	593,438	3,317
*,1	W&T Offshore Inc.	1,399,336	3,190
*,1	Oasis Petroleum Inc.	4,146,192	3,110
	Peabody Energy Corp.	1,047,118	3,016
*	Newpark Resources Inc.	1,349,732	3,010
*	Dorian LPG Ltd.	387,054	2,996
*,1	Northern Oil and Gas Inc.	3,439,849	2,886
	Berry Corp.	583,629	2,819
*	Talos Energy Inc.	291,157	2,679
*,1	Contango Oil & Gas Co.	1,154,630	2,644
*	Centennial Resource Development Inc. Class A	2,925,756	2,604
*	Diamond S Shipping Inc.	322,798	2,579
*	RPC Inc.	779,297	2,400
11

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Gulfport Energy Corp.	2,191,077	2,388
*	Exterran Corp.	418,359	2,255
*,1	Uranium Energy Corp.	2,432,660	2,135
*,1	Denbury Resources Inc.	7,010,391	1,936
*	CONSOL Energy Inc.	380,416	1,929
*	Aspen Aerogels Inc.	292,292	1,923
	Falcon Minerals Corp.	587,838	1,881
*,1	Valaris plc Class A	2,861,539	1,865
*	Penn Virginia Corp.	192,756	1,837
*	Laredo Petroleum Inc.	128,731	1,784
*	Overseas Shipholding Group Inc. Class A	895,213	1,665
*,1	Tellurian Inc.	1,350,528	1,553
*	Bristow Group Inc. Class A	100,851	1,405
	NACCO Industries Inc. Class A	60,211	1,403
*	Geospace Technologies Corp.	179,738	1,352
*	Montage Resources Corp.	308,998	1,221
	Evolution Petroleum Corp.	435,404	1,219
*,1	Noble Corp. plc	3,702,138	1,189
*	Natural Gas Services Group Inc.	179,377	1,125
*,1	Ring Energy Inc.	912,398	1,058
*	TETRA Technologies Inc.	1,796,542	960
*	VAALCO Energy Inc.	745,157	924
*	Centrus Energy Corp. Class A	86,440	868
*,1	California Resources Corp.	706,447	862
*	Earthstone Energy Inc. Class A	295,017	838
*	Goodrich Petroleum Corp.	113,962	821
*	SEACOR Marine Holdings Inc.	290,748	741
*,1	KLX Energy Services Holdings Inc.	341,016	733
	Adams Resources & Energy Inc.	26,556	711
*	Gulf Island Fabrication Inc.	228,031	700
*,1	Forum Energy Technologies Inc.	1,199,939	634
	Panhandle Oil and Gas Inc. Class A	223,317	598
*	SandRidge Energy Inc.	435,952	562
*,1	Abraxas Petroleum Corp.	2,401,966	561
*,1	Altus Midstream Co.	827,553	524
*,1	HighPoint Resources Corp.	1,658,527	489
*	Pacific Ethanol Inc.	606,815	431
*,1	RigNet Inc.	184,815	397
*	Dawson Geophysical Co.	260,463	375
*	Profire Energy Inc.	441,797	368
	Amplify Energy Corp.	294,559	362
*,1	Chaparral Energy Inc. Class A	557,958	362
*,1	Nine Energy Service Inc.	182,835	357
*	ION Geophysical Corp.	146,956	344
*,1	Smart Sand Inc.	317,809	334
*	PrimeEnergy Resources Corp.	4,191	298
*,1	Zion Oil & Gas Inc.	991,380	295
*,1	SilverBow Resources Inc.	77,094	247
*,1	Torchlight Energy Resources Inc.	631,684	229
*	Vertex Energy Inc.	318,653	227
*,1	Covia Holdings Corp.	464,175	223
*	Mitcham Industries Inc.	137,162	219
*,1	Mammoth Energy Services Inc.	180,337	213
*,1	Independence Contract Drilling Inc.	53,285	207
*	Ranger Energy Services Inc. Class A	66,043	195
	Hallador Energy Co.	269,977	177
*,1	Hi-Crush Inc.	1,115,249	169
*	US Well Services Inc. Class A	342,236	167
*,1	FTS International Inc.	23,837	164
*	NextDecade Corp.	74,778	162
*	Lonestar Resources US Inc. Class A	327,678	154
12

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	NCS Multistage Holdings Inc.	202,955	117
*	Quintana Energy Services Inc.	114,748	114
*,1	Rosehill Resources Inc. Class A	125,800	91
*	TransAtlantic Petroleum Ltd.	337,879	91
*	Aemetis Inc.	113,906	90
*,1	Gevo Inc.	107,879	86
*,1	Enservco Corp.	450,210	78
*,1	Chesapeake Energy Corp.	15,657	77
*	Superior Drilling Products Inc.	91,783	68
*,1	PEDEVCO Corp.	60,609	49
*	ENGlobal Corp.	44,862	46
*	Barnwell Industries Inc.	44,204	40
*	Camber Energy Inc.	32,106	38
*,1	New Concept Energy Inc.	29,463	36
*,1	Lilis Energy Inc.	545,141	29
*	Tengasco Inc.	47,328	26
*	US Energy Corp. Wyoming	2,833	15
*,1	Houston American Energy Corp.	98,784	14
*	Westwater Resources Inc.	4,747	13
*,2	Alta Mesa Resources Inc. Class A	1,665,337	7
*	Mexco Energy Corp.	600	2
*,1,2	Harvest Natural Resources Inc.	133,886	—
			1,097,271
Financials (14.2%)
	Blackstone Group Inc. Class A	9,560,791	541,714
	KKR & Co. Inc.	7,979,238	246,399
*	Markel Corp.	196,428	181,336
	FactSet Research Systems Inc.	539,785	177,303
*	Arch Capital Group Ltd.	5,789,956	165,882
	Apollo Global Management Inc. Class A	2,940,374	146,783
	TD Ameritrade Holding Corp.	3,782,149	137,595
	Brown & Brown Inc.	3,350,354	136,560
	Annaly Capital Management Inc.	20,401,821	133,836
	Fidelity National Financial Inc.	4,121,201	126,356
	RenaissanceRe Holdings Ltd.	718,152	122,826
	Equitable Holdings Inc.	5,772,406	111,350
	Ally Financial Inc.	5,326,522	105,625
	AGNC Investment Corp.	7,920,940	102,180
	Alleghany Corp.	204,292	99,927
	SEI Investments Co.	1,772,131	97,432
	LPL Financial Holdings Inc.	1,127,876	88,425
	Commerce Bancshares Inc.	1,434,471	85,308
	Voya Financial Inc.	1,800,290	83,984
	Signature Bank	765,930	81,893
	Prosperity Bancshares Inc.	1,324,253	78,634
*,1	Credit Acceptance Corp.	186,850	78,292
	First American Financial Corp.	1,590,328	76,368
	Reinsurance Group of America Inc.	969,079	76,015
	East West Bancorp Inc.	2,025,244	73,395
	Primerica Inc.	584,378	68,138
	New York Community Bancorp Inc.	6,637,282	67,700
	American Financial Group Inc.	1,066,288	67,667
	Old Republic International Corp.	4,080,190	66,548
	TCF Financial Corp.	2,180,125	64,139
	Tradeweb Markets Inc. Class A	1,099,190	63,907
	Kemper Corp.	877,413	63,630
	Eaton Vance Corp.	1,637,683	63,215
	Cullen/Frost Bankers Inc.	814,773	60,872
	Starwood Property Trust Inc.	4,022,580	60,178
	Legg Mason Inc.	1,189,675	59,186
13

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	First Financial Bankshares Inc.	2,002,253	57,845
	Essent Group Ltd.	1,579,834	57,301
	Hanover Insurance Group Inc.	543,659	55,089
*	Athene Holding Ltd. Class A	1,692,410	52,786
	Erie Indemnity Co. Class A	262,934	50,457
	Western Alliance Bancorp	1,331,535	50,425
	Affiliated Managers Group Inc.	674,919	50,322
	Jefferies Financial Group Inc.	3,213,143	49,964
	United Bankshares Inc.	1,805,171	49,931
	Blackstone Mortgage Trust Inc. Class A	2,070,073	49,868
*	Cannae Holdings Inc.	1,212,046	49,815
	South State Corp.	1,016,446	48,444
	Axis Capital Holdings Ltd.	1,192,742	48,378
	Popular Inc.	1,257,072	46,725
	RLI Corp.	568,878	46,705
	Janus Henderson Group plc	2,202,305	46,601
	Stifel Financial Corp.	977,239	46,350
	Lazard Ltd. Class A	1,607,170	46,013
[1]	Carlyle Group Inc.	1,647,443	45,964
	First Citizens BancShares Inc. Class A	112,660	45,630
	Kinsale Capital Group Inc.	293,936	45,622
	Interactive Brokers Group Inc. Class A	1,089,780	45,520
	First Horizon National Corp.	4,479,845	44,619
	Selective Insurance Group Inc.	845,740	44,604
	Glacier Bancorp Inc.	1,263,836	44,601
	Valley National Bancorp	5,547,764	43,384
	New Residential Investment Corp.	5,829,938	43,316
	Radian Group Inc.	2,791,197	43,291
	Pinnacle Financial Partners Inc.	1,021,541	42,895
	Community Bank System Inc.	747,966	42,649
	Synovus Financial Corp.	2,077,076	42,642
	Ares Management Corp. Class A	1,062,040	42,163
	Morningstar Inc.	291,639	41,112
	FirstCash Inc.	595,947	40,215
	Bank OZK	1,709,257	40,116
	MGIC Investment Corp.	4,833,686	39,588
	Houlihan Lokey Inc. Class A	689,213	38,348
	SLM Corp.	5,371,921	37,765
	White Mountains Insurance Group Ltd.	42,239	37,507
*	Brighthouse Financial Inc.	1,327,945	36,943
	Webster Financial Corp.	1,276,063	36,508
	Wintrust Financial Corp.	826,038	36,032
*	eHealth Inc.	366,365	35,992
	CVB Financial Corp.	1,852,636	34,718
	Bank of Hawaii Corp.	565,079	34,702
	IBERIABANK Corp.	757,013	34,474
*	Green Dot Corp. Class A	697,438	34,230
	FNB Corp.	4,495,751	33,718
	Evercore Inc. Class A	571,527	33,674
	Home BancShares Inc.	2,167,579	33,337
*	Enstar Group Ltd.	217,501	33,228
	Umpqua Holdings Corp.	3,078,494	32,755
	American Equity Investment Life Holding Co.	1,310,560	32,384
	Old National Bancorp	2,328,342	32,038
	PacWest Bancorp	1,622,846	31,986
	Sterling Bancorp	2,728,945	31,983
*,1	LendingTree Inc.	110,396	31,963
	Federated Hermes Inc. Class B	1,344,840	31,873
	BancorpSouth Bank	1,400,034	31,837
	Independent Bank Corp.	470,078	31,538
	First Hawaiian Inc.	1,822,224	31,415
14

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	CNO Financial Group Inc.	1,999,222	31,128
	UMB Financial Corp.	599,059	30,881
	Assured Guaranty Ltd.	1,225,966	29,926
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,043,658	29,703
	Associated Banc-Corp	2,132,402	29,171
	Washington Federal Inc.	1,077,516	28,921
	Cathay General Bancorp	1,092,294	28,727
	CIT Group Inc.	1,381,925	28,647
	Columbia Banking System Inc.	1,002,464	28,415
	Hamilton Lane Inc. Class A	416,005	28,026
	Simmons First National Corp. Class A	1,539,945	26,348
	OneMain Holdings Inc.	1,065,896	26,157
	Chimera Investment Corp.	2,706,556	26,010
	BankUnited Inc.	1,283,217	25,985
	Atlantic Union Bankshares Corp.	1,111,629	25,745
	Virtu Financial Inc. Class A	1,087,888	25,674
	Hancock Whitney Corp.	1,205,444	25,555
	Artisan Partners Asset Management Inc. Class A	783,887	25,476
	PennyMac Mortgage Investment Trust	1,452,650	25,465
*	PRA Group Inc.	657,712	25,427
	International Bancshares Corp.	791,251	25,336
	PennyMac Financial Services Inc.	603,076	25,203
	Pacific Premier Bancorp Inc.	1,160,464	25,159
	BOK Financial Corp.	443,348	25,023
	Investors Bancorp Inc.	2,914,025	24,769
[1]	Santander Consumer USA Holdings Inc.	1,341,478	24,697
	ServisFirst Bancshares Inc.	679,715	24,307
	Fulton Financial Corp.	2,255,177	23,747
	Moelis & Co. Class A	724,683	22,581
	Westamerica Bancorp	391,369	22,472
*	Texas Capital Bancshares Inc.	727,910	22,471
	Horace Mann Educators Corp.	599,527	22,021
*	Palomar Holdings Inc.	255,339	21,898
	United Community Banks Inc.	1,085,668	21,844
	Capitol Federal Financial Inc.	1,974,697	21,741
	Trustmark Corp.	882,378	21,636
	Cohen & Steers Inc.	316,569	21,543
	Independent Bank Group Inc.	530,858	21,510
	First Midwest Bancorp Inc.	1,610,633	21,502
	Ameris Bancorp	905,648	21,364
	Walker & Dunlop Inc.	418,325	21,255
	First Merchants Corp.	761,861	21,005
	WSFS Financial Corp.	718,974	20,635
	National General Holdings Corp.	945,209	20,426
	Apollo Commercial Real Estate Finance Inc.	2,049,952	20,110
	Two Harbors Investment Corp.	3,948,902	19,902
	James River Group Holdings Ltd.	438,260	19,722
	NBT Bancorp Inc.	639,406	19,668
*	NMI Holdings Inc. Class A	1,217,790	19,582
	Renasant Corp.	781,821	19,467
	First Financial Bancorp	1,342,868	18,652
*,1	Trupanion Inc.	431,769	18,432
	Hilltop Holdings Inc.	996,583	18,387
	Banner Corp.	482,329	18,329
	WesBanco Inc.	891,060	18,097
	Towne Bank	953,075	17,956
	Northwest Bancshares Inc.	1,745,678	17,850
	Lakeland Financial Corp.	378,740	17,645
	First Bancorp (XNYS)	3,137,917	17,541
	Argo Group International Holdings Ltd.	501,032	17,451
	AMERISAFE Inc.	283,208	17,321
15

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Navient Corp.	2,448,430	17,212
[1]	Broadmark Realty Capital Inc.	1,766,768	16,731
*	Genworth Financial Inc. Class A	7,196,933	16,625
	Sandy Spring Bancorp Inc.	661,961	16,403
	Heartland Financial USA Inc.	483,504	16,168
	Cadence Bancorp Class A	1,824,066	16,161
*	Axos Financial Inc.	727,318	16,059
	Mercury General Corp.	393,571	16,038
[1]	MFA Financial Inc.	6,405,851	15,951
	First Interstate BancSystem Inc. Class A	509,433	15,772
	City Holding Co.	241,331	15,728
*	Seacoast Banking Corp. of Florida	767,552	15,658
	Hope Bancorp Inc.	1,682,648	15,514
	OceanFirst Financial Corp.	874,050	15,410
	Flagstar Bancorp Inc.	519,323	15,284
	PJT Partners Inc. Class A	296,376	15,216
	Safety Insurance Group Inc.	197,844	15,088
	Eagle Bancorp Inc.	451,054	14,772
*	Focus Financial Partners Inc. Class A	444,908	14,704
	Park National Corp.	208,667	14,686
	Waddell & Reed Financial Inc. Class A	915,855	14,205
	First Busey Corp.	749,455	13,977
	New York Mortgage Trust Inc.	5,266,852	13,746
*	Encore Capital Group Inc.	399,639	13,660
	Nelnet Inc. Class A	284,372	13,576
	S&T Bancorp Inc.	565,248	13,255
*	Mr Cooper Group Inc.	1,063,760	13,233
	Stock Yards Bancorp Inc.	324,604	13,049
*	Goosehead Insurance Inc. Class A	173,391	13,032
*	INTL. FCStone Inc.	235,801	12,969
[1]	Arbor Realty Trust Inc.	1,398,442	12,922
	Provident Financial Services Inc.	890,553	12,868
	Employers Holdings Inc.	418,155	12,607
	National Bank Holdings Corp. Class A	462,281	12,482
	Virtus Investment Partners Inc.	106,412	12,375
	Enterprise Financial Services Corp.	392,928	12,228
	First Commonwealth Financial Corp.	1,472,535	12,193
	CNA Financial Corp.	378,511	12,169
	Piper Sandler Cos.	205,472	12,156
	German American Bancorp Inc.	384,836	11,968
	Brookline Bancorp Inc.	1,186,184	11,957
	Tompkins Financial Corp.	183,354	11,876
	Ladder Capital Corp. Class A	1,445,611	11,709
	Redwood Trust Inc.	1,670,980	11,697
	Southside Bancshares Inc.	418,471	11,600
	ProAssurance Corp.	786,707	11,384
	Great Western Bancorp Inc.	822,864	11,323
	BGC Partners Inc. Class A	4,081,315	11,183
	Stewart Information Services Corp.	343,841	11,178
	BancFirst Corp.	270,704	10,982
	Veritex Holdings Inc.	615,100	10,887
	Heritage Financial Corp.	539,773	10,795
	TFS Financial Corp.	740,522	10,597
	TriCo Bancshares	347,788	10,590
*	Columbia Financial Inc.	751,158	10,482
	Brightsphere Investment Group Inc.	833,512	10,386
	OFG Bancorp	764,384	10,220
	Premier Financial Corp.	559,885	9,893
*	Ambac Financial Group Inc.	687,044	9,838
	First Bancorp (XNGS)	389,558	9,770
[1]	Invesco Mortgage Capital Inc.	2,587,764	9,678
16

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Meridian Bancorp Inc.	826,171	9,584
	First Foundation Inc.	581,789	9,506
	TrustCo Bank Corp.	1,489,301	9,427
	American National Insurance Co.	128,542	9,264
*	Third Point Reinsurance Ltd.	1,198,534	9,001
	United Fire Group Inc.	317,683	8,803
	Federal Agricultural Mortgage Corp. Class C	137,510	8,802
	Preferred Bank	202,267	8,667
	Lakeland Bancorp Inc.	751,851	8,594
	Colony Credit Real Estate Inc.	1,212,772	8,514
	Community Trust Bancorp Inc.	259,433	8,499
	Bryn Mawr Bank Corp.	305,467	8,449
	1st Source Corp.	235,496	8,379
	Boston Private Financial Holdings Inc.	1,215,845	8,365
*	Blucora Inc.	730,657	8,344
	Kearny Financial Corp.	1,010,327	8,264
	ARMOUR Residential REIT Inc.	878,182	8,246
	Camden National Corp.	238,743	8,246
	ConnectOne Bancorp Inc.	504,721	8,136
	Universal Insurance Holdings Inc.	449,658	7,981
	Meta Financial Group Inc.	431,477	7,840
	Northfield Bancorp Inc.	677,018	7,799
*	BRP Group Inc. Class A	451,189	7,792
*	HarborOne Bancorp Inc.	900,671	7,692
*	Nicolet Bankshares Inc.	139,914	7,667
	First Financial Corp.	207,341	7,638
	Capstead Mortgage Corp.	1,390,112	7,632
	HomeStreet Inc.	303,924	7,480
	Washington Trust Bancorp Inc.	227,538	7,452
	Allegiance Bancshares Inc.	292,525	7,427
*	Bancorp Inc.	756,610	7,415
	Univest Financial Corp.	453,693	7,323
	QCR Holdings Inc.	233,007	7,265
	Arrow Financial Corp.	240,879	7,161
	Ellington Financial Inc.	605,571	7,134
	Banc of California Inc.	654,224	7,085
	Great Southern Bancorp Inc.	174,776	7,054
*	Triumph Bancorp Inc.	287,041	6,966
	First Bancshares Inc.	307,858	6,927
	Berkshire Hills Bancorp Inc.	626,225	6,901
	Heritage Commerce Corp.	913,746	6,858
	TPG RE Finance Trust Inc.	793,278	6,822
	Central Pacific Financial Corp.	425,341	6,818
	Bridge Bancorp Inc.	296,197	6,765
	Origin Bancorp Inc.	304,947	6,709
	National Western Life Group Inc. Class A	32,874	6,680
	Cowen Inc. Class A	410,920	6,661
	Bank of Marin Bancorp	193,138	6,437
	Peoples Bancorp Inc.	302,319	6,433
	FB Financial Corp.	256,856	6,362
	WisdomTree Investments Inc.	1,785,712	6,196
*	MBIA Inc.	842,461	6,108
	Live Oak Bancshares Inc.	413,829	6,005
	First of Long Island Corp.	365,938	5,979
*	Enova International Inc.	400,514	5,956
	Mercantile Bank Corp.	261,525	5,910
	Granite Point Mortgage Trust Inc.	811,062	5,823
*	TriState Capital Holdings Inc.	366,945	5,765
	CBTX Inc.	268,265	5,634
	KKR Real Estate Finance Trust Inc.	338,783	5,617
	People's Utah Bancorp	245,256	5,511
17

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	FBL Financial Group Inc. Class A	152,868	5,486
	Diamond Hill Investment Group Inc.	48,089	5,466
	Independent Bank Corp.	365,985	5,435
	First Community Bankshares Inc.	241,109	5,413
	Bar Harbor Bankshares	238,969	5,351
	Franklin Financial Network Inc.	206,948	5,329
*	Amerant Bancorp Inc. Class A	346,962	5,218
	Waterstone Financial Inc.	351,112	5,207
*	Customers Bancorp Inc.	432,050	5,193
*	World Acceptance Corp.	78,787	5,162
	Dynex Capital Inc.	360,616	5,157
	Cambridge Bancorp	86,747	5,139
	First Mid Bancshares Inc.	193,321	5,071
	Dime Community Bancshares Inc.	365,320	5,016
*	Assetmark Financial Holdings Inc.	183,618	5,011
	Heritage Insurance Holdings Inc.	382,794	5,011
	Flushing Financial Corp.	431,473	4,971
	Ready Capital Corp.	568,910	4,944
	Farmers National Banc Corp.	414,721	4,919
	Horizon Bancorp Inc.	455,753	4,872
*	EZCORP Inc. Class A	768,871	4,844
	Byline Bancorp Inc.	369,644	4,842
	State Auto Financial Corp.	269,662	4,813
	Peapack-Gladstone Financial Corp.	256,003	4,795
	Financial Institutions Inc.	256,879	4,781
	Midland States Bancorp Inc.	318,723	4,765
	HCI Group Inc.	101,992	4,710
[1]	Orchid Island Capital Inc.	978,666	4,610
	B. Riley Financial Inc.	210,261	4,575
*,1	Citizens Inc. Class A	762,416	4,567
	Republic Bancorp Inc. Class A	139,043	4,548
	Ares Commercial Real Estate Corp.	495,048	4,515
	Hanmi Financial Corp.	464,512	4,510
[1]	Bank First Corp.	70,114	4,494
	West Bancorp Inc.	252,293	4,413
	Citizens & Northern Corp.	210,577	4,348
	Sierra Bancorp	229,060	4,325
	Hingham Institution For Savings	25,651	4,304
*	LendingClub Corp.	945,704	4,303
*	Atlantic Capital Bancshares Inc.	351,904	4,279
	Capital City Bank Group Inc.	201,401	4,219
	CNB Financial Corp.	227,524	4,080
	HomeTrust Bancshares Inc.	253,891	4,062
	Merchants Bancorp	216,736	4,007
	Peoples Financial Services Corp.	103,660	3,959
*	Equity Bancshares Inc. Class A	224,198	3,910
	Civista Bancshares Inc.	253,576	3,905
[1]	Victory Capital Holdings Inc. Class A	225,416	3,875
*	Donnelley Financial Solutions Inc.	459,437	3,859
	American National Bankshares Inc.	150,509	3,769
	Metrocity Bankshares Inc.	259,740	3,722
	Century Bancorp Inc. Class A	46,269	3,596
	MidWestOne Financial Group Inc.	176,910	3,538
	Sculptor Capital Management Inc. Class A	273,528	3,537
*	Metropolitan Bank Holding Corp.	109,222	3,504
	Old Second Bancorp Inc.	448,468	3,489
	PCSB Financial Corp.	274,310	3,478
*,1	Benefytt Technologies Inc. Class A	166,977	3,416
	First Bancorp Inc.	150,877	3,274
	Farmers & Merchants Bancorp Inc.	152,161	3,232
	SmartFinancial Inc.	198,659	3,214
18

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Southern First Bancshares Inc.	113,853	3,155
	ACNB Corp.	120,407	3,152
	Oppenheimer Holdings Inc. Class A	144,218	3,143
	Southern National Bancorp of Virginia Inc.	323,379	3,134
	Amalgamated Bank Class A	239,547	3,028
*	Bridgewater Bancshares Inc.	295,255	3,026
*	Spirit of Texas Bancshares Inc.	244,049	3,004
	Territorial Bancorp Inc.	125,627	2,989
*	Greenlight Capital Re Ltd. Class A	448,774	2,926
	Red River Bancshares Inc.	66,269	2,909
	Business First Bancshares Inc.	188,510	2,894
	Home Bancorp Inc.	107,508	2,876
	Carter Bank & Trust	348,424	2,812
	Guaranty Bancshares Inc.	107,455	2,780
	United Insurance Holdings Corp.	353,757	2,766
	RBB Bancorp	201,517	2,751
	Northrim Bancorp Inc.	108,606	2,730
[1]	First Capital Inc.	39,234	2,726
	Anworth Mortgage Asset Corp.	1,601,888	2,723
	Great Ajax Corp.	289,298	2,662
	Macatawa Bank Corp.	337,024	2,636
	LCNB Corp.	160,966	2,569
	Investors Title Co.	21,152	2,566
	National Bankshares Inc.	88,924	2,543
*	Regional Management Corp.	142,709	2,527
	Enterprise Bancorp Inc.	105,588	2,515
	Luther Burbank Corp.	248,538	2,485
	Cherry Hill Mortgage Investment Corp.	268,537	2,422
	Protective Insurance Corp. Class B	160,081	2,412
	Reliant Bancorp Inc.	147,388	2,401
	Southern Missouri Bancorp Inc.	96,799	2,352
	First Internet Bancorp	140,291	2,332
	Ames National Corp.	118,092	2,331
*	Baycom Corp.	177,771	2,295
	Western Asset Mortgage Capital Corp.	828,019	2,269
	Capstar Financial Holdings Inc.	188,394	2,261
	FS Bancorp Inc.	58,205	2,245
	Tiptree Inc. Class A	347,173	2,239
*	Howard Bancorp Inc.	209,553	2,225
	Safeguard Scientifics Inc.	317,551	2,223
	Independence Holding Co.	70,062	2,143
	Mid Penn Bancorp Inc.	115,488	2,128
	Greenhill & Co. Inc.	210,921	2,107
	SB One Bancorp	103,961	2,048
	Orrstown Financial Services Inc.	137,192	2,024
	First Northwest Bancorp	161,403	2,005
[1]	Fidelity D&D Bancorp Inc.	41,088	1,976
	Summit Financial Group Inc.	119,570	1,971
	First Choice Bancorp	119,990	1,965
	Middlefield Banc Corp.	94,048	1,951
	Norwood Financial Corp.	78,111	1,936
	Penns Woods Bancorp Inc.	85,255	1,936
	Central Valley Community Bancorp	125,718	1,935
*	Select Bancorp Inc.	236,802	1,928
	Investar Holding Corp.	132,768	1,925
	First Business Financial Services Inc.	116,955	1,924
	Western New England Bancorp Inc.	330,798	1,915
	Crawford & Co. Class B	269,380	1,894
	Associated Capital Group Inc. Class A	51,604	1,893
	Bank of Commerce Holdings	247,276	1,874
	Westwood Holdings Group Inc.	118,862	1,872
19

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Donegal Group Inc. Class A	131,533	1,870
	Global Indemnity Ltd.	77,442	1,854
	ESSA Bancorp Inc.	133,034	1,852
*	Republic First Bancorp Inc.	756,181	1,845
*	Coastal Financial Corp.	126,394	1,835
	Arlington Asset Investment Corp. Class A	616,281	1,830
	Northeast Bank	102,577	1,800
	Community Financial Corp.	73,134	1,784
	Premier Financial Bancorp Inc.	137,424	1,762
	Evans Bancorp Inc.	75,622	1,759
*	Esquire Financial Holdings Inc.	103,937	1,757
	PCB Bancorp	168,864	1,739
*	NI Holdings Inc.	117,411	1,734
	BCB Bancorp Inc.	186,501	1,731
	BankFinancial Corp.	204,346	1,717
	Shore Bancshares Inc.	154,409	1,712
*	California Bancorp Inc.	111,000	1,654
	FedNat Holding Co.	148,849	1,648
	HBT Financial Inc.	123,300	1,644
	Codorus Valley Bancorp Inc.	118,516	1,639
*	Professional Holding Corp. Class A	118,100	1,639
	Curo Group Holdings Corp.	199,879	1,633
[1]	Ellington Residential Mortgage REIT	156,703	1,614
	MVB Financial Corp.	120,372	1,601
	Timberland Bancorp Inc.	87,696	1,597
	Parke Bancorp Inc.	117,162	1,588
	CB Financial Services Inc.	71,072	1,551
	Richmond Mutual Bancorp Inc.	136,621	1,536
	Bank of Princeton	75,810	1,522
	Community Bankers Trust Corp.	275,595	1,516
	SB Financial Group Inc.	88,836	1,476
	County Bancorp Inc.	70,459	1,475
	Riverview Bancorp Inc.	256,932	1,452
	Nexpoint Real Estate Finance Inc.	86,163	1,443
	First Bank	221,122	1,442
[1]	AG Mortgage Investment Trust Inc.	448,553	1,431
[1]	GAIN Capital Holdings Inc.	234,497	1,412
	Hawthorn Bancshares Inc.	70,904	1,396
	Unity Bancorp Inc.	96,925	1,386
	1st Constitution Bancorp	110,376	1,369
[1]	Citizens Holding Co.	54,367	1,359
	First United Corp.	101,549	1,355
*	Oportun Financial Corp.	100,069	1,345
	Mackinac Financial Corp.	128,400	1,332
	Exantas Capital Corp.	501,358	1,329
	First Guaranty Bancshares Inc.	108,429	1,326
	United Security Bancshares	196,870	1,317
*	MMA Capital Holdings Inc.	56,912	1,316
	Peoples Bancorp of North Carolina Inc.	74,425	1,315
*	Malvern Bancorp Inc.	102,938	1,310
	First Community Corp.	86,350	1,308
*	Meridian Corp.	82,000	1,300
*	FVCBankcorp Inc.	120,415	1,296
	Standard AVB Financial Corp.	54,796	1,271
	Eagle Bancorp Montana Inc.	72,809	1,265
	Chemung Financial Corp.	46,289	1,264
	Citizens Community Bancorp Inc.	184,213	1,264
*	Security National Financial Corp. Class A	186,502	1,258
	Franklin Financial Services Corp.	47,974	1,243
	C&F Financial Corp.	36,886	1,226
*	Maiden Holdings Ltd.	986,848	1,224
20

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Pzena Investment Management Inc. Class A	224,114	1,219
	Bankwell Financial Group Inc.	75,757	1,205
	Provident Financial Holdings Inc.	89,437	1,199
	FNCB Bancorp Inc.	204,000	1,173
	Alerus Financial Corp.	58,635	1,159
*	MainStreet Bancshares Inc.	87,486	1,155
*	PDL Community Bancorp	113,139	1,152
*	ProSight Global Inc.	126,419	1,125
*	CrossFirst Bankshares Inc.	114,600	1,121
*,1	Ocwen Financial Corp.	1,667,699	1,107
	Salisbury Bancorp Inc.	26,823	1,099
	Ohio Valley Banc Corp.	45,934	1,036
	Oak Valley Bancorp	80,206	1,017
	Marlin Business Services Corp.	119,039	1,007
	First Financial Northwest Inc.	103,776	1,006
[1]	Auburn National Bancorp Inc.	17,501	999
	Silvercrest Asset Management Group Inc. Class A	78,526	998
	GAMCO Investors Inc. Class A	73,907	984
	Prudential Bancorp Inc.	80,339	967
	First Savings Financial Group Inc.	21,830	946
	Colony Bankcorp Inc.	79,731	938
	First National Corp.	64,822	908
	Severn Bancorp Inc.	139,320	903
	Sterling Bancorp Inc.	251,548	901
*	Watford Holdings Ltd.	53,134	887
*	Silvergate Capital Corp. Class A	61,919	867
*	Pioneer Bancorp Inc.	94,381	864
	Provident Bancorp Inc.	108,071	849
	Plumas Bancorp	37,646	833
	American River Bankshares	77,554	830
*	Nicholas Financial Inc.	107,396	828
*	Selectquote Inc.	31,866	807
	Donegal Group Inc. Class B	63,192	803
	South Plains Financial Inc.	56,000	797
	Sachem Capital Corp.	264,111	782
*	Pacific Mercantile Bancorp	212,182	777
	United Bancorp Inc.	67,245	774
	Summit State Bank	78,386	761
	Level One Bancorp Inc.	44,589	746
	AmeriServ Financial Inc.	243,264	744
*	A-Mark Precious Metals Inc.	38,995	743
*	Atlanticus Holdings Corp.	71,283	737
	Union Bankshares Inc.	38,465	720
	Manning & Napier Inc. Class A	250,397	716
	Federal Agricultural Mortgage Corp. Class A	12,586	706
*	HMN Financial Inc.	47,410	696
*	Capital Bancorp Inc.	63,563	680
*	Siebert Financial Corp.	129,565	656
	Old Point Financial Corp.	42,408	647
*	Great Elm Capital Group Inc.	276,253	644
*	Central Federal Corp.	63,590	642
	Crawford & Co. Class A	78,780	622
*	Hallmark Financial Services Inc.	170,838	596
*	Consumer Portfolio Services Inc.	209,871	594
	IF Bancorp Inc.	36,116	594
	Guaranty Federal Bancshares Inc.	38,891	593
	Hunt Cos. Finance Trust Inc.	223,295	592
	Greene County Bancorp Inc.	25,448	567
	Bancorp 34 Inc.	46,824	554
*	Medallion Financial Corp.	206,616	548
	Kingstone Cos. Inc.	123,825	547
21

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	On Deck Capital Inc.	756,961	544
	Sound Financial Bancorp Inc.	22,640	538
	First US Bancshares Inc.	77,118	532
	Landmark Bancorp Inc.	19,639	485
	Community West Bancshares	54,114	476
	MSB Financial Corp.	42,744	470
[1]	Hennessy Advisors Inc.	57,467	455
*	Limestone Bancorp Inc.	33,851	445
	Bank of South Carolina Corp.	23,946	402
	Bank7 Corp.	35,700	388
	OP Bancorp	54,998	379
*	Randolph Bancorp Inc.	36,223	364
	Manhattan Bridge Capital Inc.	76,762	358
	Oconee Federal Financial Corp.	13,333	344
*	Elevate Credit Inc.	229,193	339
*	FlexShopper Inc.	181,219	315
*	Impac Mortgage Holdings Inc.	181,058	306
	US Global Investors Inc. Class A	159,768	302
	Pathfinder Bancorp Inc.	31,500	300
	Tremont Mortgage Trust	94,591	297
	Emclaire Financial Corp.	14,818	297
*	First Western Financial Inc.	19,296	275
	United Bancshares Inc.	13,889	249
*	Asta Funding Inc.	18,311	237
	Elmira Savings Bank	20,034	211
*	Ashford Inc.	19,599	199
	Fauquier Bankshares Inc.	12,871	192
	CBM Bancorp Inc.	15,795	191
*,2	First Eagle Private Credit LLC CVR	225,787	160
*	Rhinebeck Bancorp Inc.	21,520	141
	Mid-Southern Bancorp Inc.	10,233	124
	Bank of the James Financial Group Inc.	12,209	115
*	Atlas Financial Holdings Inc.	163,656	109
	Ottawa Bancorp Inc.	8,666	91
*	Magyar Bancorp Inc.	10,465	89
*	Kingsway Financial Services Inc.	39,077	87
*	FFBW Inc.	10,044	86
	Glen Burnie Bancorp	9,237	76
	Kentucky First Federal Bancorp	9,399	64
*	Conifer Holdings Inc.	24,973	61
*	Community First Bancshares Inc.	7,805	60
	Riverview Financial Corp.	10,855	58
	Home Federal Bancorp Inc. of Louisiana	2,217	57
	Value Line Inc.	1,919	52
*	Broadway Financial Corp.	22,638	48
*	1347 Property Insurance Holdings Inc.	10,409	46
*	Village Bank and Trust Financial Corp.	1,338	43
*	Medley Management Inc. Class A	53,857	42
*	ICC Holdings Inc.	2,593	30
*	National Holdings Corp.	13,459	27
*	LM Funding America Inc.	19,336	26
*	GWG Holdings Inc.	2,941	23
	National Security Group Inc.	1,272	18
	Patriot National Bancorp Inc.	3,079	18
*	HV Bancorp Inc.	525	7
*	Unico American Corp.	1,377	7
*	Atlantic American Corp.	2,591	4
	Lake Shore Bancorp Inc.	300	4
*	Carver Bancorp Inc.	445	3
	WVS Financial Corp.	100	1
*	Cohen & Co. Inc.	64	1
22

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	National Holdings Corp. Warrants Exp. 01/18/2022	7,766	1
*,2	Frontier Financial Corp.	1	—
			9,833,330
Health Care (15.9%)
*	Veeva Systems Inc. Class A	1,860,173	436,062
*	BioMarin Pharmaceutical Inc.	2,582,904	318,575
*,1	Moderna Inc.	4,223,769	271,208
*	Seattle Genetics Inc.	1,581,752	268,771
*	Alnylam Pharmaceuticals Inc.	1,618,115	239,659
*	Teladoc Health Inc.	1,064,466	203,143
*	Insulet Corp.	934,477	181,532
*	Exact Sciences Corp.	2,033,493	176,792
*	Catalent Inc.	2,325,479	170,458
*	Sarepta Therapeutics Inc.	1,060,518	170,043
*	Masimo Corp.	710,507	161,989
*	Neurocrine Biosciences Inc.	1,327,088	161,905
*	Horizon Therapeutics plc	2,728,420	151,646
*	Molina Healthcare Inc.	845,173	150,424
	Bio-Techne Corp.	545,815	144,133
*	Charles River Laboratories International Inc.	706,817	123,234
*	Elanco Animal Health Inc.	5,701,512	122,297
*	Quidel Corp.	546,588	122,294
*	Ionis Pharmaceuticals Inc.	1,812,843	106,885
*	Immunomedics Inc.	2,976,462	105,486
	Hill-Rom Holdings Inc.	950,508	104,347
*	Exelixis Inc.	4,382,529	104,041
	Chemed Corp.	225,324	101,637
*	Amedisys Inc.	460,723	91,472
*	PRA Health Sciences Inc.	909,585	88,494
	Encompass Health Corp.	1,411,440	87,410
*	Jazz Pharmaceuticals plc	791,455	87,329
*	Penumbra Inc.	472,003	84,404
*	Repligen Corp.	673,837	83,293
*	Tandem Diabetes Care Inc.	817,392	80,856
*	ACADIA Pharmaceuticals Inc.	1,623,588	78,695
*	United Therapeutics Corp.	626,510	75,808
*	LHC Group Inc.	422,820	73,706
*	MyoKardia Inc.	757,158	73,157
*,1	Novavax Inc.	828,462	69,052
*	Avantor Inc.	3,856,201	65,555
*	Haemonetics Corp.	720,620	64,539
*	Acceleron Pharma Inc.	665,248	63,378
*	Arrowhead Pharmaceuticals Inc.	1,456,117	62,890
*	Ultragenyx Pharmaceutical Inc.	801,833	62,719
*	Mirati Therapeutics Inc.	537,799	61,401
*	Blueprint Medicines Corp.	773,408	60,326
*	Guardant Health Inc.	742,008	60,199
*	HealthEquity Inc.	1,015,790	59,596
*	Nektar Therapeutics Class A	2,559,798	59,285
	Bruker Corp.	1,455,120	59,194
*	Reata Pharmaceuticals Inc. Class A	376,939	58,810
*	Neogen Corp.	750,956	58,274
*	Nevro Corp.	486,743	58,151
*,1	Inovio Pharmaceuticals Inc.	2,125,600	57,285
*	Bluebird Bio Inc.	925,196	56,474
*	Amicus Therapeutics Inc.	3,704,540	55,864
*	Momenta Pharmaceuticals Inc.	1,675,013	55,728
*	Global Blood Therapeutics Inc.	878,792	55,478
*	Wright Medical Group NV	1,838,114	54,629
*	Royalty Pharma plc Class A	1,101,889	53,497
23

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Iovance Biotherapeutics Inc.	1,914,978	52,566
*	Syneos Health Inc.	887,094	51,673
*	Globus Medical Inc. Class A	1,082,941	51,667
*	ICU Medical Inc.	277,538	51,153
*	Emergent BioSolutions Inc.	638,048	50,457
*	Arena Pharmaceuticals Inc.	793,447	49,948
*,1	Invitae Corp.	1,619,035	49,041
*	NeoGenomics Inc.	1,535,828	47,580
*	Envista Holdings Corp.	2,253,345	47,523
*	Integra LifeSciences Holdings Corp.	1,006,766	47,308
*	Natera Inc.	948,129	47,274
*	Biohaven Pharmaceutical Holding Co. Ltd.	640,512	46,828
*	Agios Pharmaceuticals Inc.	875,049	46,798
*	FibroGen Inc.	1,153,595	46,755
*	PTC Therapeutics Inc.	905,373	45,939
*	iRhythm Technologies Inc.	388,048	44,971
*	Alkermes plc	2,278,942	44,223
*	Halozyme Therapeutics Inc.	1,619,366	43,415
*	Omnicell Inc.	611,264	43,167
*	NuVasive Inc.	731,205	40,699
*	HMS Holdings Corp.	1,245,330	40,336
*	Insmed Inc.	1,454,169	40,048
*	ChemoCentryx Inc.	691,913	39,813
*,1	Allogene Therapeutics Inc.	926,020	39,652
*	Medpace Holdings Inc.	384,727	35,787
*	Merit Medical Systems Inc.	777,524	35,494
*	Change Healthcare Inc.	3,101,211	34,734
*	Integer Holdings Corp.	471,451	34,440
*	LivaNova plc	697,321	33,562
*	Fate Therapeutics Inc.	956,441	32,816
*	Premier Inc. Class A	947,446	32,478
*	Axsome Therapeutics Inc.	389,020	32,009
*	Pacira BioSciences Inc.	609,683	31,990
*	Acadia Healthcare Co. Inc.	1,272,210	31,958
*	Sage Therapeutics Inc.	751,492	31,247
*	AMN Healthcare Services Inc.	672,974	30,445
	Ensign Group Inc.	723,147	30,264
	CONMED Corp.	409,436	29,475
*	AtriCure Inc.	635,679	28,574
*	TG Therapeutics Inc.	1,404,264	27,355
*	Akebia Therapeutics Inc.	2,009,393	27,288
	Patterson Cos. Inc.	1,237,640	27,228
*	Tenet Healthcare Corp.	1,501,458	27,191
*	Prestige Consumer Healthcare Inc.	701,383	26,344
*	Denali Therapeutics Inc.	1,085,097	26,238
*	STAAR Surgical Co.	422,787	26,018
*	Editas Medicine Inc.	874,681	25,873
*,1	Ligand Pharmaceuticals Inc.	225,590	25,232
*	Allakos Inc.	350,373	25,178
*	Corcept Therapeutics Inc.	1,494,062	25,130
*	Covetrus Inc.	1,401,344	25,070
*	Apellis Pharmaceuticals Inc.	750,259	24,503
*	PPD Inc.	895,806	24,008
*	Ironwood Pharmaceuticals Inc. Class A	2,294,273	23,677
*	Xencor Inc.	719,228	23,296
*	Magellan Health Inc.	317,378	23,162
	Cantel Medical Corp.	515,789	22,813
*	Select Medical Holdings Corp.	1,539,292	22,674
*	BioTelemetry Inc.	494,919	22,365
*	Glaukos Corp.	573,218	22,023
*	Dicerna Pharmaceuticals Inc.	840,102	21,339
24

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Inovalon Holdings Inc. Class A	1,099,696	21,180
*	MEDNAX Inc.	1,238,562	21,179
*	Intra-Cellular Therapies Inc.	806,992	20,716
*	Inspire Medical Systems Inc.	234,869	20,438
*,1	OPKO Health Inc.	5,980,693	20,394
*	Zogenix Inc.	753,331	20,347
*	Cytokinetics Inc.	862,039	20,318
*	Avanos Medical Inc.	689,059	20,251
	Luminex Corp.	615,832	20,033
*	MacroGenics Inc.	711,256	19,858
*	CareDx Inc.	558,197	19,777
*	Adverum Biotechnologies Inc.	945,235	19,737
*	Twist Bioscience Corp.	428,376	19,405
*	Kodiak Sciences Inc.	356,130	19,274
*,1	Esperion Therapeutics Inc.	372,806	19,129
*	Portola Pharmaceuticals Inc.	1,039,167	18,695
*	Turning Point Therapeutics Inc.	288,036	18,604
*	Supernus Pharmaceuticals Inc.	763,479	18,133
*	Addus HomeCare Corp.	195,694	18,113
*	Epizyme Inc.	1,115,525	17,915
*,1	Karyopharm Therapeutics Inc.	937,318	17,753
*	Intercept Pharmaceuticals Inc.	370,102	17,732
*	Schrodinger Inc.	191,146	17,503
*	Mersana Therapeutics Inc.	743,693	17,402
*	Deciphera Pharmaceuticals Inc.	289,450	17,286
*	Revance Therapeutics Inc.	703,943	17,190
*	REGENXBIO Inc.	464,053	17,091
*	Veracyte Inc.	658,108	17,045
*,1	CryoPort Inc.	557,154	16,854
*	Heron Therapeutics Inc.	1,142,280	16,803
*	Karuna Therapeutics Inc.	149,944	16,713
*	R1 RCM Inc.	1,479,558	16,497
*	Principia Biopharma Inc.	273,717	16,366
*	Allscripts Healthcare Solutions Inc.	2,374,795	16,077
*	Cardiovascular Systems Inc.	507,883	16,024
*,1	Tabula Rasa HealthCare Inc.	291,540	15,956
*	Adaptive Biotechnologies Corp.	328,320	15,884
*	Cerus Corp.	2,398,713	15,832
*,1	Coherus Biosciences Inc.	877,681	15,675
*,1	Madrigal Pharmaceuticals Inc.	137,979	15,626
*	Sangamo Therapeutics Inc.	1,707,236	15,297
*	Translate Bio Inc.	844,016	15,125
*,1	1Life Healthcare Inc.	415,686	15,098
	US Physical Therapy Inc.	185,870	15,059
*	10X Genomics Inc. Class A	166,989	14,914
*	Theravance Biopharma Inc.	704,083	14,779
*	Arcus Biosciences Inc.	596,445	14,756
*	Livongo Health Inc.	195,608	14,708
*	NanoString Technologies Inc.	498,558	14,633
*,1	Sorrento Therapeutics Inc.	2,313,840	14,531
*	Meridian Bioscience Inc.	616,969	14,369
*,1	Intellia Therapeutics Inc.	657,423	13,819
*	Lantheus Holdings Inc.	964,626	13,794
*	Innoviva Inc.	974,557	13,624
*	Alector Inc.	551,419	13,477
*	GenMark Diagnostics Inc.	905,328	13,317
	Atrion Corp.	20,477	13,044
*	Providence Service Corp.	164,816	13,006
*,1	Dynavax Technologies Corp.	1,465,358	12,998
*	Retrophin Inc.	630,009	12,859
	Mesa Laboratories Inc.	59,074	12,807
25

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,1	IGM Biosciences Inc.	171,301	12,505
*	Atara Biotherapeutics Inc.	856,178	12,475
*	Myriad Genetics Inc.	1,078,953	12,235
*	OraSure Technologies Inc.	1,037,740	12,069
*	Enanta Pharmaceuticals Inc.	235,049	11,802
*,1	Tactile Systems Technology Inc.	283,786	11,757
*	ImmunoGen Inc.	2,534,600	11,659
*	Heska Corp.	121,912	11,359
*	Kura Oncology Inc.	687,725	11,210
*	Tricida Inc.	403,284	11,082
*,1	Omeros Corp.	750,188	11,043
*	Cara Therapeutics Inc.	642,700	10,990
*	Kadmon Holdings Inc.	2,136,960	10,941
*	Vapotherm Inc.	264,965	10,861
*	Y-mAbs Therapeutics Inc.	251,192	10,852
*	Rocket Pharmaceuticals Inc.	517,447	10,830
*	Natus Medical Inc.	494,360	10,787
	Simulations Plus Inc.	179,432	10,734
*	CryoLife Inc.	555,106	10,641
	National HealthCare Corp.	167,028	10,596
*,1	Aimmune Therapeutics Inc.	614,331	10,265
*	Rhythm Pharmaceuticals Inc.	457,532	10,203
*	Endo International plc	2,966,686	10,176
*,1	Axonics Modulation Technologies Inc.	288,852	10,142
*,1	VBI Vaccines Inc.	3,259,901	10,106
	National Research Corp.	173,517	10,100
*	G1 Therapeutics Inc.	414,668	10,060
*	Assembly Biosciences Inc.	428,963	10,003
*	Vocera Communications Inc.	469,377	9,951
*	Arcturus Therapeutics Holdings Inc.	212,498	9,932
*	Athenex Inc.	719,634	9,902
*	Amphastar Pharmaceuticals Inc.	438,707	9,853
*	Constellation Pharmaceuticals Inc.	325,542	9,783
*	Bridgebio Pharma Inc.	299,923	9,781
*	RadNet Inc.	607,453	9,640
*,1	PetIQ Inc. Class A	274,190	9,553
*	Inogen Inc.	264,075	9,380
*,1	Geron Corp.	4,279,861	9,330
*	Aerie Pharmaceuticals Inc.	628,701	9,280
*,1	ZIOPHARM Oncology Inc.	2,825,990	9,269
*	Vericel Corp.	661,807	9,146
*	BioCryst Pharmaceuticals Inc.	1,911,196	9,107
*	Hanger Inc.	548,243	9,079
*	Vanda Pharmaceuticals Inc.	792,629	9,068
*	Orthofix Medical Inc.	283,087	9,059
*	CorVel Corp.	127,753	9,056
*	Gossamer Bio Inc.	687,533	8,938
*	Immunovant Inc.	360,234	8,772
*,1	Relmada Therapeutics Inc.	195,963	8,769
*	Pennant Group Inc.	379,475	8,576
*,1	Clovis Oncology Inc.	1,267,923	8,558
*	Radius Health Inc.	627,648	8,555
*	Surmodics Inc.	197,606	8,545
*	Varex Imaging Corp.	562,600	8,523
*	Codexis Inc.	739,896	8,435
*	HealthStream Inc.	380,424	8,419
*	AnaptysBio Inc.	367,191	8,203
*	Flexion Therapeutics Inc.	619,280	8,144
*	Evolent Health Inc. Class A	1,135,413	8,084
*	Silk Road Medical Inc.	192,442	8,061
*,1	Corbus Pharmaceuticals Holdings Inc.	958,020	8,038
26

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Anika Therapeutics Inc.	211,666	7,986
*	NextGen Healthcare Inc.	723,340	7,942
	Phibro Animal Health Corp. Class A	298,646	7,845
*	Brookdale Senior Living Inc.	2,650,646	7,819
*	Collegium Pharmaceutical Inc.	446,647	7,816
*	Agenus Inc.	1,988,035	7,813
*	Cue Biopharma Inc.	315,772	7,740
*	Amneal Pharmaceuticals Inc.	1,612,995	7,678
*,1	Arvinas Inc.	227,718	7,638
*,1	Viela Bio Inc.	174,364	7,553
*	Pacific Biosciences of California Inc.	2,125,826	7,334
*	Odonate Therapeutics Inc.	172,840	7,318
*	Protagonist Therapeutics Inc.	410,424	7,248
*	Tivity Health Inc.	638,458	7,234
*,1	CEL-SCI Corp.	484,556	7,230
*	Eagle Pharmaceuticals Inc.	150,175	7,205
*	Ocular Therapeutix Inc.	859,800	7,162
*,1	Provention Bio Inc.	505,971	7,139
*,1	Athersys Inc.	2,557,876	7,060
*	Bioxcel Therapeutics Inc.	131,849	6,989
*,1	Viking Therapeutics Inc.	968,543	6,983
	Owens & Minor Inc.	907,445	6,915
*	Black Diamond Therapeutics Inc.	163,909	6,910
*	Krystal Biotech Inc.	165,036	6,836
*	Option Care Health Inc.	490,509	6,808
*	Phreesia Inc.	239,097	6,762
*,1	SmileDirectClub Inc. Class A	849,865	6,714
*,1	Neoleukin Therapeutics Inc.	402,203	6,677
*	Durect Corp.	2,875,661	6,672
*	Catalyst Pharmaceuticals Inc.	1,432,535	6,618
*	Ardelyx Inc.	952,794	6,593
	LeMaitre Vascular Inc.	249,295	6,581
*	Triple-S Management Corp. Class B	342,710	6,518
*	Avrobio Inc.	371,637	6,485
*	REVOLUTION Medicines Inc.	205,027	6,473
*	Intersect ENT Inc.	474,039	6,419
*	OrthoPediatrics Corp.	145,363	6,361
*	Zentalis Pharmaceuticals Inc.	132,411	6,358
*,1	Phathom Pharmaceuticals Inc.	192,254	6,327
*	Antares Pharma Inc.	2,278,182	6,265
*	Shockwave Medical Inc.	130,334	6,174
*	Apollo Medical Holdings Inc.	372,162	6,141
*	Kala Pharmaceuticals Inc.	580,090	6,097
*,1	NantKwest Inc.	489,245	6,008
*,1	Accelerate Diagnostics Inc.	395,820	6,001
*	Prothena Corp. plc	565,610	5,916
*	Spectrum Pharmaceuticals Inc.	1,702,998	5,756
*	Quanterix Corp.	209,815	5,747
*	CytomX Therapeutics Inc.	683,983	5,698
*	AngioDynamics Inc.	554,972	5,644
*,1	Zynex Inc.	224,896	5,593
*	Syndax Pharmaceuticals Inc.	376,888	5,585
*	Homology Medicines Inc.	367,202	5,578
*	SpringWorks Therapeutics Inc.	132,392	5,560
*,1	Vaxart Inc.	618,107	5,470
*,1	Co-Diagnostics Inc.	282,594	5,468
*	Syros Pharmaceuticals Inc.	510,983	5,447
*	BioSpecifics Technologies Corp.	87,231	5,346
*	Community Health Systems Inc.	1,759,689	5,297
*,1	Precigen Inc.	1,058,678	5,283
*	MEI Pharma Inc.	1,272,257	5,254
27

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Puma Biotechnology Inc.	502,153	5,237
*	PDL BioPharma Inc.	1,792,773	5,217
*	Albireo Pharma Inc.	194,452	5,151
*,1	MannKind Corp.	2,883,367	5,046
*	BioDelivery Sciences International Inc.	1,146,506	4,999
*	Axogen Inc.	533,685	4,931
*	Voyager Therapeutics Inc.	384,667	4,855
*	Aeglea BioTherapeutics Inc.	519,633	4,807
*	Rigel Pharmaceuticals Inc.	2,596,010	4,751
	Utah Medical Products Inc.	53,120	4,708
*	SI-BONE Inc.	292,785	4,667
*	Molecular Templates Inc.	338,350	4,666
*	Passage Bio Inc.	166,455	4,549
*	Beam Therapeutics Inc.	162,352	4,546
*	Kiniksa Pharmaceuticals Ltd. Class A	178,301	4,543
*	ANI Pharmaceuticals Inc.	139,528	4,512
*	Scholar Rock Holding Corp.	246,981	4,498
	Computer Programs & Systems Inc.	195,667	4,459
*,1	Arcutis Biotherapeutics Inc.	146,033	4,416
*	SIGA Technologies Inc.	746,752	4,413
*	Avid Bioservices Inc.	671,313	4,407
*	Calithera Biosciences Inc.	824,858	4,355
*	Applied Therapeutics Inc.	119,991	4,338
*	CytoSorbents Corp.	437,664	4,333
*,1	TherapeuticsMD Inc.	3,371,800	4,215
*	Fluidigm Corp.	1,042,834	4,182
*,1	AMAG Pharmaceuticals Inc.	522,660	3,998
*	Pfenex Inc.	475,251	3,968
*,1	BrainStorm Cell Therapeutics Inc.	351,062	3,935
*	Ovid therapeutics Inc.	531,010	3,914
*,1	Eidos Therapeutics Inc.	79,454	3,788
*	Replimune Group Inc.	152,256	3,784
*	Progyny Inc.	145,451	3,754
*	Celldex Therapeutics Inc.	288,606	3,752
*	Oyster Point Pharma Inc.	128,766	3,719
*	Crinetics Pharmaceuticals Inc.	209,850	3,677
*	Lannett Co. Inc.	504,723	3,664
*	Seres Therapeutics Inc.	760,462	3,620
*	SeaSpine Holdings Corp.	344,418	3,606
*,1	Akcea Therapeutics Inc.	261,528	3,583
*	Aprea Therapeutics Inc.	91,698	3,556
*	ViewRay Inc.	1,553,601	3,480
*,1	Verastem Inc.	2,021,579	3,477
*,1	ORIC Pharmaceuticals Inc.	102,966	3,473
*,1	Anavex Life Sciences Corp.	704,331	3,465
*,1	Cortexyme Inc.	74,783	3,462
*	Cross Country Healthcare Inc.	562,037	3,462
*	Cymabay Therapeutics Inc.	973,275	3,397
*	Surgery Partners Inc.	291,284	3,370
*	MediciNova Inc.	611,820	3,316
	Invacare Corp.	515,380	3,283
*,1	UNITY Biotechnology Inc.	378,230	3,283
*,1	Mallinckrodt plc	1,224,056	3,280
*	Health Catalyst Inc.	111,713	3,259
*	Concert Pharmaceuticals Inc.	324,844	3,232
*,1	Menlo Therapeutics Inc.	1,860,768	3,219
*	Eiger BioPharmaceuticals Inc.	334,778	3,214
*,1	XBiotech Inc.	234,421	3,214
*,1	iBio Inc.	1,440,725	3,198
*	Five Prime Therapeutics Inc.	515,570	3,145
*	RTI Surgical Holdings Inc.	968,632	3,080
28

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Rubius Therapeutics Inc.	514,389	3,076
*	Keros Therapeutics Inc.	81,583	3,060
*	NextCure Inc.	141,921	3,043
*,1	Agile Therapeutics Inc.	1,090,844	3,033
*	Alphatec Holdings Inc.	641,075	3,013
*	Stoke Therapeutics Inc.	125,813	2,998
*	Misonix Inc.	220,408	2,991
*	Paratek Pharmaceuticals Inc.	571,553	2,984
*	TCR2 Therapeutics Inc.	192,237	2,953
*	Marinus Pharmaceuticals Inc.	1,150,434	2,922
*	ADMA Biologics Inc.	994,181	2,913
*	ChromaDex Corp.	621,919	2,855
*	iCAD Inc.	285,566	2,853
*	Chiasma Inc.	527,697	2,839
*	Accuray Inc.	1,389,006	2,820
*,1	Aspira Women's Health Inc.	734,004	2,819
*,1	Optinose Inc.	372,229	2,769
*,1	WaVe Life Sciences Ltd.	263,586	2,744
*	BioLife Solutions Inc.	162,945	2,664
*	Cutera Inc.	218,292	2,657
*	Spero Therapeutics Inc.	195,836	2,650
*	Abeona Therapeutics Inc.	892,142	2,601
*	RAPT Therapeutics Inc.	89,262	2,590
*	Kindred Biosciences Inc.	572,961	2,573
*,1	Cellular Biomedicine Group Inc.	168,430	2,521
*	Sientra Inc.	650,398	2,517
*	Satsuma Pharmaceuticals Inc.	86,694	2,493
*	Joint Corp.	161,765	2,470
*,1	Morphic Holding Inc.	91,190	2,467
*	IVERIC bio Inc.	477,468	2,435
*	Castle Biosciences Inc.	64,343	2,425
*	Fulgent Genetics Inc.	150,829	2,413
*	Exicure Inc.	978,130	2,387
*	Atreca Inc. Class A	111,979	2,383
*,1	CorMedix Inc.	376,392	2,371
*,1	Dyadic International Inc.	269,600	2,335
*	Akero Therapeutics Inc.	91,940	2,291
*	OptimizeRx Corp.	174,066	2,268
*	Apyx Medical Corp.	405,359	2,250
*,1	ContraFect Corp.	351,300	2,245
*	Kezar Life Sciences Inc.	431,321	2,234
*,1	Frequency Therapeutics Inc.	95,116	2,211
*	Repro-Med Systems Inc.	244,900	2,199
*	Sutro Biopharma Inc.	280,161	2,174
*	Chimerix Inc.	693,525	2,150
*	InfuSystem Holdings Inc.	183,833	2,121
*,1	Mirum Pharmaceuticals Inc.	108,542	2,112
*,1	BioSig Technologies Inc.	289,425	2,084
*	Pieris Pharmaceuticals Inc.	670,079	2,077
*	Stereotaxis Inc.	464,200	2,070
*	KalVista Pharmaceuticals Inc.	170,428	2,062
*,1	XOMA Corp.	102,805	2,031
*	NGM Biopharmaceuticals Inc.	102,682	2,027
*	X4 Pharmaceuticals Inc.	217,541	2,027
*	FONAR Corp.	92,762	1,982
*,1	Altimmune Inc.	184,284	1,974
*,1	Catasys Inc.	79,026	1,955
*	GlycoMimetics Inc.	517,431	1,946
*,1	Gritstone Oncology Inc.	282,287	1,874
*,1	Trevena Inc.	1,245,403	1,868
*	CASI Pharmaceuticals Inc.	746,587	1,866
29

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,1	Actinium Pharmaceuticals Inc.	5,211,572	1,832
*,1	IMARA Inc.	65,866	1,820
*	iRadimed Corp.	78,349	1,818
*,1	Pulse Biosciences Inc.	172,984	1,809
*	Magenta Therapeutics Inc.	239,773	1,801
*	Minerva Neurosciences Inc.	491,858	1,776
*	Aduro Biotech Inc.	752,907	1,739
*,1	Rockwell Medical Inc.	883,024	1,722
*	89bio Inc.	85,717	1,708
*,1	Evolus Inc.	320,037	1,696
*,1	Galectin Therapeutics Inc.	552,413	1,690
*	Harrow Health Inc.	324,355	1,690
*	Personalis Inc.	129,779	1,683
*	Aravive Inc.	142,905	1,663
*	Verrica Pharmaceuticals Inc.	150,052	1,652
*	Jounce Therapeutics Inc.	237,499	1,639
*,1	Prevail Therapeutics Inc.	108,403	1,615
*,1	Harvard Bioscience Inc.	518,619	1,608
*	TransMedics Group Inc.	89,378	1,602
*,1	T2 Biosystems Inc.	1,260,915	1,601
*,1	Matinas BioPharma Holdings Inc.	2,065,004	1,596
*,1	Cabaletta Bio Inc.	142,439	1,587
*	NantHealth Inc.	342,985	1,571
*,1	Biocept Inc.	2,206,892	1,570
*	Electromed Inc.	98,539	1,517
*	Bellerophon Therapeutics Inc.	120,212	1,509
*	IntriCon Corp.	111,252	1,504
*	Fortress Biotech Inc.	554,496	1,486
*	Catalyst Biosciences Inc.	250,653	1,471
*,1	Palatin Technologies Inc.	2,873,298	1,471
*	Harpoon Therapeutics Inc.	87,537	1,453
*	Axcella Health Inc.	260,381	1,440
*	American Renal Associates Holdings Inc.	216,904	1,414
*,1	AcelRx Pharmaceuticals Inc.	1,166,168	1,411
*	Applied Genetic Technologies Corp.	252,967	1,401
*	Xeris Pharmaceuticals Inc.	523,933	1,394
*	Strongbridge Biopharma plc	368,728	1,394
*	Catabasis Pharmaceuticals Inc.	216,039	1,389
*	Aptinyx Inc.	331,120	1,381
*	Otonomy Inc.	377,846	1,368
*	Aldeyra Therapeutics Inc.	326,118	1,360
*	Cyclerion Therapeutics Inc.	229,038	1,354
*,1	Osmotica Pharmaceuticals plc	200,978	1,353
*,1	Lineage Cell Therapeutics Inc.	1,526,332	1,328
*	Mustang Bio Inc.	408,642	1,299
*,1	La Jolla Pharmaceutical Co.	299,121	1,274
*,1	Selecta Biosciences Inc.	448,406	1,273
*	Enzo Biochem Inc.	565,801	1,267
*,1	VolitionRX Ltd.	324,381	1,262
*	Arbutus Biopharma Corp.	687,217	1,251
*,1	Nemaura Medical Inc.	134,794	1,247
*	Liquidia Technologies Inc.	147,990	1,246
*,1	Urovant Sciences Ltd.	125,487	1,235
*,1	Lexicon Pharmaceuticals Inc.	607,920	1,213
*	Checkpoint Therapeutics Inc.	606,328	1,201
*,1	Aquestive Therapeutics Inc.	241,425	1,173
*	Fulcrum Therapeutics Inc.	63,951	1,170
*	Sharps Compliance Corp.	164,555	1,157
*	Recro Pharma Inc.	251,310	1,143
*,1	Enochian Biosciences Inc.	265,200	1,117
*	Beyond Air Inc.	153,531	1,113
30

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Celsion Corp.	298,955	1,112
*,1	Ampio Pharmaceuticals Inc.	1,727,758	1,100
*,1	Navidea Biopharmaceuticals Inc.	278,365	1,097
*,1	Milestone Scientific Inc.	550,601	1,074
*	Eloxx Pharmaceuticals Inc.	350,354	1,062
*,1	Zynerba Pharmaceuticals Inc.	312,352	1,053
*	Clearside Biomedical Inc.	556,949	1,047
*	Evofem Biosciences Inc.	366,920	1,038
*	Precision BioSciences Inc.	124,006	1,033
*	Cidara Therapeutics Inc.	277,760	1,025
*,1	cbdMD Inc.	532,486	1,017
*,1	Tyme Technologies Inc.	763,112	1,015
*	Five Star Senior Living Inc.	254,958	994
*	DiaMedica Therapeutics Inc.	142,785	990
*,1	AVEO Pharmaceuticals Inc.	191,218	985
*,1	PhaseBio Pharmaceuticals Inc.	213,386	982
*	Retractable Technologies Inc.	139,679	981
*,1	Vir Biotechnology Inc.	23,900	979
*	Sesen Bio Inc.	1,318,350	949
*	Savara Inc.	376,982	939
*,1	Genprex Inc.	293,690	922
*	Castlight Health Inc. Class B	1,102,720	915
*	Exagen Inc.	71,287	885
*,1	Aclaris Therapeutics Inc.	543,376	880
*	LogicBio Therapeutics Inc.	103,600	876
*	Cerecor Inc.	335,944	873
*,1	AIM ImmunoTech Inc.	351,955	873
*	Surface Oncology Inc.	132,306	868
*	Orgenesis Inc.	142,071	864
*	Organovo Holdings Inc.	1,555,099	855
*	AdaptHealth Corp. Class A	53,047	854
*	MTBC Inc.	101,280	840
*	Assertio Holdings Inc.	968,008	830
*,1	Senseonics Holdings Inc.	2,117,374	826
*,1	Conformis Inc.	991,093	813
*	Organogenesis Holdings Inc. Class A	211,241	811
*,1	Marker Therapeutics Inc.	384,300	796
*,1	Venus Concept Inc.	227,801	795
*,1	Biomerica Inc.	109,410	793
*	CTI BioPharma Corp.	679,123	788
*,1	Evoke Pharma Inc.	221,682	785
*,1	Cocrystal Pharma Inc.	489,424	744
*,1	EyePoint Pharmaceuticals Inc.	937,334	710
*	Oncocyte Corp.	368,592	704
*	Adamas Pharmaceuticals Inc.	274,226	702
*,1	Trevi Therapeutics Inc.	106,574	701
*,1	Lumos Pharma Inc.	42,462	700
*,1	Proteostasis Therapeutics Inc.	507,408	695
*,1	Chembio Diagnostics Inc.	213,621	694
*,1	Heat Biologics Inc.	806,376	680
*	Infinity Pharmaceuticals Inc.	727,899	658
*,1	Soliton Inc.	83,690	651
*	Microbot Medical Inc.	94,041	650
*,1	Anixa Biosciences Inc.	210,084	643
*	Hookipa Pharma Inc.	54,060	628
*,1	Kaleido Biosciences Inc.	84,000	624
*	Solid Biosciences Inc.	213,039	624
*,1	NanoViricides Inc.	82,788	619
	Merrimack Pharmaceuticals Inc.	185,083	616
*,1	Idera Pharmaceuticals Inc.	343,475	615
*,1	PAVmed Inc.	286,425	604
31

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Calyxt Inc.	120,425	594
*	Genocea Biosciences Inc.	255,951	589
*	Cohbar Inc.	378,132	586
*	Champions Oncology Inc.	59,932	573
*,1	Allied Healthcare Products Inc.	48,445	571
*	Bioanalytical Systems Inc.	111,396	566
*,1	Lipocine Inc.	448,810	566
*,1	Zosano Pharma Corp.	651,222	558
*,1	Cassava Sciences Inc.	180,551	556
*	AquaBounty Technologies Inc.	171,931	554
*,1	Moleculin Biotech Inc.	563,784	546
*	Avenue Therapeutics Inc.	50,589	545
*,1	Onconova Therapeutics Inc.	944,318	535
*	Celcuity Inc.	76,715	532
*	SCYNEXIS Inc.	707,382	531
*	Soleno Therapeutics Inc.	238,385	529
*	Larimar Therapeutics Inc.	41,009	527
*,1	Acorda Therapeutics Inc.	681,674	501
*	HTG Molecular Diagnostics Inc.	688,962	496
*	Aridis Pharmaceuticals Inc.	74,302	490
*	resTORbio Inc.	218,384	470
*	Synlogic Inc.	226,766	460
*	Atossa Therapeutics Inc.	120,689	459
*,1	Adamis Pharmaceuticals Corp.	852,552	458
*	Motus GI Holdings Inc.	343,367	450
*,1	Bellicum Pharmaceuticals Inc.	60,267	448
*	IsoRay Inc.	801,772	445
*,1	Corvus Pharmaceuticals Inc.	162,701	443
*,1	Pulmatrix Inc.	257,302	443
*	Neubase Therapeutics Inc.	50,394	442
*	Curis Inc.	363,068	439
*,1,2	SCWorx Corp.	76,340	439
*,1	Advaxis Inc.	811,182	435
*,1	Genesis Healthcare Inc. Class A	629,322	434
*,1	Baudax Bio Inc.	104,376	433
	Psychemedics Corp.	78,603	432
*	scPharmaceuticals Inc.	58,690	432
*,1	Aytu BioScience Inc.	300,918	427
*	Aerpio Pharmaceuticals Inc.	339,608	425
*	Sensus Healthcare Inc.	130,738	404
*,1	Neos Therapeutics Inc.	585,390	401
*,1	Outlook Therapeutics Inc.	307,542	397
*	CARDIFF ONCOLOGY Inc.	77,584	389
*,1	PolarityTE Inc.	306,870	381
*	Soligenix Inc.	175,944	371
*,1	Ekso Bionics Holdings Inc.	43,998	370
*	Miragen Therapeutics Inc.	330,060	366
*,1	Evelo Biosciences Inc.	72,515	355
*	Leap Therapeutics Inc.	168,963	353
*,1	Titan Pharmaceuticals Inc.	1,150,353	352
*	IRIDEX Corp.	164,887	350
*	Opiant Pharmaceuticals Inc.	38,303	343
*	PLx Pharma Inc.	106,697	338
*,1	Sunesis Pharmaceuticals Inc.	1,263,683	333
*	Pro-Dex Inc.	17,890	319
*	Generation Bio Co.	15,040	316
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	355,460	313
*	ThermoGenesis Holdings Inc.	56,165	312
*	aTyr Pharma Inc.	69,113	307
*	Capital Senior Living Corp.	426,946	303
*,1	OpGen Inc.	147,343	301
32

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,1	Aptevo Therapeutics Inc.	34,832	291
*	Forte Biosciences Inc.	19,887	290
*	Seelos Therapeutics Inc.	285,349	288
*	Vaxcyte Inc.	9,026	285
*,1	Eton Pharmaceuticals Inc.	51,740	282
*	Alimera Sciences Inc.	44,102	278
*	Cumberland Pharmaceuticals Inc.	83,401	278
*	Diffusion Pharmaceuticals Inc.	282,429	275
*,1	vTv Therapeutics Inc. Class A	122,316	275
*	Alpine Immune Sciences Inc.	28,198	274
*	Protara Therapeutics Inc.	9,212	270
*	Allena Pharmaceuticals Inc.	166,781	264
*	Applied Molecular Transport Inc.	10,436	262
*	Neuronetics Inc.	135,446	261
*,1	Aethlon Medical Inc.	122,512	249
*,1	Millendo Therapeutics Inc.	138,462	244
*	Pliant Therapeutics Inc.	7,487	243
*	Spring Bank Pharmaceuticals Inc.	163,351	240
*,1	Tonix Pharmaceuticals Holding Corp.	383,084	234
*,1	Acer Therapeutics Inc.	68,311	234
*	Apollo Endosurgery Inc.	142,486	231
*,1	Novan Inc.	448,124	217
*	ClearPoint Neuro Inc.	59,879	215
*	Oragenics Inc.	310,237	215
*	VistaGen Therapeutics Inc.	405,784	214
*	Capricor Therapeutics Inc.	45,019	207
*	Equillium Inc.	69,754	206
*,1	AgeX Therapeutics Inc.	213,656	202
	Kewaunee Scientific Corp.	21,515	200
*	Endologix Inc.	245,938	198
*	Tela Bio Inc.	14,664	190
*	Progenity Inc.	20,845	188
*	SELLAS Life Sciences Group Inc.	63,604	186
*,1	Bio-Path Holdings Inc.	36,520	184
*	Oncternal Therapeutics Inc.	64,176	182
*,1	BioNano Genomics Inc.	354,773	181
*	Tetraphase Pharmaceuticals Inc.	68,689	173
*	Avidity Biosciences Inc.	6,030	170
*	Caladrius Biosciences Inc.	94,915	169
*	AzurRx BioPharma Inc.	185,715	168
*	Akouos Inc.	7,364	166
*,1	OncoSec Medical Inc.	80,495	165
*	Galera Therapeutics Inc.	22,299	159
*,1	Teligent Inc.	64,224	157
*,1	Rexahn Pharmaceuticals Inc.	54,692	155
*,1	ElectroCore Inc.	187,833	154
*	Inari Medical Inc.	3,179	154
*	Interpace Biosciences Inc.	31,834	148
*	Adial Pharmaceuticals Inc.	106,632	148
*	CHF Solutions Inc.	302,881	145
*	Entasis Therapeutics Holdings Inc.	49,097	145
*	Ideaya Biosciences Inc.	10,017	142
*,1	Achieve Life Sciences Inc.	356,131	141
*	NovaBay Pharmaceuticals Inc.	120,224	138
*	Histogen Inc.	36,286	138
*,1	Immunic Inc.	11,330	137
*	Cleveland BioLabs Inc.	51,060	131
*	ImmuCell Corp.	26,496	125
*	Streamline Health Solutions Inc.	92,404	123
*,1	TransEnterix Inc.	223,142	121
*	Citius Pharmaceuticals Inc.	103,906	117
33

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Eyenovia Inc.	41,215	117
*	Helius Medical Technologies Inc. Class A	273,690	117
*,1	9 Meters Biopharma Inc.	200,245	115
*,1	Precipio Inc.	78,152	112
*	Dare Bioscience Inc.	109,627	108
*	Hoth Therapeutics Inc.	41,045	106
*	Brickell Biotech Inc.	104,311	104
*	Digirad Corp.	36,396	102
*	Strata Skin Sciences Inc.	83,712	96
*	ENDRA Life Sciences Inc.	97,900	94
*,2	Ligand Pharmaceuticals Beta CVR	395,811	87
*,1	Biolase Inc.	184,507	85
*,1	VIVUS Inc.	103,440	85
*	Neurotrope Inc.	67,260	78
*	Myomo Inc.	20,856	77
*	Kadmon Holdings Inc. Warrants Exp. 09/28/2022	105,015	74
*,1	Ocugen Inc.	329,385	73
*	Lyra Therapeutics Inc.	6,169	70
	ProPhase Labs Inc.	41,556	61
*	Vaccinex Inc.	16,724	60
*	Armata Pharmaceuticals Inc.	15,150	59
*	EyeGate Pharmaceuticals Inc.	11,673	57
*	Predictive Oncology Inc.	34,404	56
*,1	Second Sight Medical Products Inc.	57,555	56
*	SunLink Health Systems Inc.	57,952	52
*	Unum Therapeutics Inc.	101,693	47
*	Sonoma Pharmaceuticals Inc.	6,407	46
*	NeuroBo Pharmaceuticals Inc.	5,194	42
*,1,2	Oncternal Therapeutics Inc. CVR	20,153	41
*	Xtant Medical Holdings Inc.	44,170	40
*,1	RA Medical Systems Inc.	78,850	39
*	CynergisTek Inc.	25,990	38
*	Avinger Inc.	123,737	38
*	DarioHealth Corp.	5,860	37
*	ARCA biopharma Inc.	5,604	37
*,1	Dynatronics Corp.	39,566	35
*,1	NeuroMetrix Inc.	15,945	33
*	Cancer Genetics Inc.	10,519	32
*	Plus Therapeutics Inc.	15,281	32
*,1	Obalon Therapeutics Inc.	43,043	30
*	PDS Biotechnology Corp.	14,707	30
*	Aileron Therapeutics Inc.	24,778	29
*	Tracon Pharmaceuticals Inc.	14,546	29
*	Imac Holdings Inc.	22,771	28
*	Novus Therapeutics Inc.	54,790	25
*	Cyclacel Pharmaceuticals Inc.	5,308	25
*	Regulus Therapeutics Inc.	32,503	22
*	Cellectar Biosciences Inc.	16,755	21
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*	Akers Biosciences Inc.	5,991	21
*	Senestech Inc.	9,545	19
*,2	Elanco Animal Health Inc. CVR	701,074	18
*	AIkido Pharma Inc.	20,740	17
*,1	Timber Pharmaceuticals Inc.	7,728	17
*	Regional Health Properties Inc.	11,594	16
*,1	Yield10 Bioscience Inc.	2,584	16
*,2	Salarius Pharmaceuticals Inc. Rights	119,407	15
*	Jaguar Health Inc.	30,283	15
*	Phio Pharmaceuticals Corp.	6,781	15
*,1	Pulse Biosciences Inc. Warrants Exp. 06/05/2025	4,424	15
*	Edesa Biotech Inc.	2,900	14
34

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	NanoVibronix Inc.	5,700	14
*,1	Qualigen Therapeutics Inc.	3,643	14
*,2	Ambit Biosciences Corp. CVR	22,388	13
*	American Shared Hospital Services	5,681	12
*	SiNtx Technologies Inc.	6,221	12
*	Tenax Therapeutics Inc.	12,200	11
*	Synthetic Biologics Inc.	18,146	9
*,1,2	Stemline Therapeutics Inc. CVR	28,478	9
*,1	CNS Pharmaceuticals Inc.	3,410	7
*	Ligand Pharmaceuticals Glucagon CVR	395,811	6
*,1	Salarius Pharmaceuticals Inc.	4,776	6
*	Seneca Biopharma Inc.	8,277	6
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*	InVivo Therapeutics Holdings Corp.	2,864	5
*	Ligand Pharmaceuticals Roche CVR	395,811	5
*	Hepion Pharmaceuticals Inc.	1,446	4
*	InspireMD Inc.	7,471	3
*	Ligand Pharmaceuticals General CVR	395,811	3
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*	Viveve Medical Inc.	5,706	3
*	Xenetic Biosciences Inc.	2,950	3
*	Sonnet BioTherapeutics Holdings Inc.	871	3
*	Biolase Inc. Rights Exp. 07/15/2020	184,507	2
*,2	Clinical Data Care CVR	131,308	—
*,1	Nobilis Health Corp.	49,611	—
*,2	Achillion Pharmaceuticals Inc.	374	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	47,130	—
*,2	Adolor Corp. Rights	596,841	—
*	BioNTech SE ADR	1	—
*,2	Progenics Pharmaceuticals Inc. CVR	1,316,898	—
			11,056,475
Industrials (11.9%)
*	CoStar Group Inc.	561,792	399,249
	TransUnion	2,703,933	235,350
	Nordson Corp.	732,617	138,985
	Lennox International Inc.	495,660	115,484
	Graco Inc.	2,373,160	113,888
*	Generac Holdings Inc.	896,687	109,333
*	Trex Co. Inc.	826,804	107,542
	Toro Co.	1,527,901	101,361
*	XPO Logistics Inc.	1,302,915	100,650
*,1	Lyft Inc. Class A	3,030,293	100,030
	Hubbell Inc. Class B	773,154	96,923
	Carlisle Cos. Inc.	787,325	94,219
*	Uber Technologies Inc.	2,970,820	92,333
*	Axon Enterprise Inc.	897,509	88,073
*	AECOM	2,292,296	86,144
	Owens Corning	1,535,493	85,619
	Donaldson Co. Inc.	1,800,948	83,780
*	Sensata Technologies Holding plc	2,247,932	83,691
	Watsco Inc.	468,036	83,170
	HEICO Corp. Class A	1,016,971	82,619
*	HD Supply Holdings Inc.	2,318,213	80,326
	BWX Technologies Inc.	1,360,011	77,031
	CoreLogic Inc.	1,134,644	76,271
*	IAA Inc.	1,916,059	73,902
*	Stericycle Inc.	1,308,797	73,266
	Knight-Swift Transportation Holdings Inc. Class A	1,750,287	73,004
	ITT Inc.	1,236,902	72,656
	Lincoln Electric Holdings Inc.	848,390	71,468
35

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Oshkosh Corp.	973,100	69,693
*	SiteOne Landscape Supply Inc.	595,911	67,916
*	Middleby Corp.	794,939	62,753
*	Mercury Systems Inc.	796,617	62,662
	Woodward Inc.	807,885	62,651
	Landstar System Inc.	549,807	61,749
	Tetra Tech Inc.	772,580	61,127
*	FTI Consulting Inc.	530,793	60,802
	Exponent Inc.	737,625	59,696
	Allison Transmission Holdings Inc.	1,613,757	59,354
	HEICO Corp.	594,624	59,254
	MSA Safety Inc.	511,651	58,553
	ManpowerGroup Inc.	828,726	56,975
	Acuity Brands Inc.	563,759	53,974
	Hexcel Corp.	1,191,274	53,869
	Curtiss-Wright Corp.	596,781	53,281
	Armstrong World Industries Inc.	683,432	53,280
	EMCOR Group Inc.	785,977	51,985
	Regal Beloit Corp.	581,945	50,815
	Rexnord Corp.	1,719,230	50,116
*	ASGN Inc.	748,967	49,941
	AGCO Corp.	888,775	49,291
*	RBC Bearings Inc.	357,125	47,869
	Simpson Manufacturing Co. Inc.	565,283	47,687
	MSC Industrial Direct Co. Inc. Class A	651,536	47,438
*	Kirby Corp.	849,722	45,511
	Air Lease Corp. Class A	1,512,729	44,308
*	Clean Harbors Inc.	727,232	43,619
	Timken Co.	957,458	43,555
*	Proto Labs Inc.	379,585	42,692
	UFP Industries Inc.	854,222	42,293
	Crane Co.	708,043	42,100
*	JetBlue Airways Corp.	3,805,047	41,475
	nVent Electric plc	2,208,400	41,363
*	Saia Inc.	368,089	40,924
*	Aerojet Rocketdyne Holdings Inc.	1,027,905	40,746
	UniFirst Corp.	217,330	38,891
	EnerSys	598,717	38,545
	John Bean Technologies Corp.	446,557	38,413
*	TriNet Group Inc.	613,624	37,394
*	MasTec Inc.	829,293	37,210
	Advanced Drainage Systems Inc.	752,007	37,149
	Spirit AeroSystems Holdings Inc. Class A	1,509,018	36,126
	Werner Enterprises Inc.	808,094	35,176
*,1	Plug Power Inc.	4,283,590	35,168
	ABM Industries Inc.	955,760	34,694
*	Builders FirstSource Inc.	1,669,482	34,558
	AMERCO	113,665	34,348
	Macquarie Infrastructure Corp.	1,119,026	34,343
	Valmont Industries Inc.	302,263	34,343
	Applied Industrial Technologies Inc.	547,172	34,138
*	Colfax Corp.	1,207,933	33,701
	Insperity Inc.	515,680	33,380
	Kennametal Inc.	1,161,026	33,333
*	Casella Waste Systems Inc. Class A	638,785	33,293
	Brink's Co.	725,510	33,018
*	Univar Solutions Inc.	1,943,315	32,764
	Brady Corp. Class A	679,543	31,816
	Watts Water Technologies Inc. Class A	387,311	31,372
	ESCO Technologies Inc.	365,562	30,901
	AAON Inc.	568,357	30,856
36

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Advanced Disposal Services Inc.	1,017,582	30,700
	GATX Corp.	491,443	29,968
	Hillenbrand Inc.	1,080,665	29,254
	Ryder System Inc.	772,893	28,991
	Altra Industrial Motion Corp.	902,845	28,765
	Arcosa Inc.	675,407	28,502
	Trinity Industries Inc.	1,331,101	28,339
	Franklin Electric Co. Inc.	537,441	28,226
*	Masonite International Corp.	344,867	26,824
*	Navistar International Corp.	946,523	26,692
*	SPX Corp.	644,849	26,536
	Barnes Group Inc.	663,739	26,258
	Healthcare Services Group Inc.	1,071,663	26,213
*	Beacon Roofing Supply Inc.	990,644	26,123
*,1	Cimpress plc	340,347	25,982
	Albany International Corp. Class A	442,520	25,980
	KAR Auction Services Inc.	1,855,029	25,525
	Federal Signal Corp.	840,785	24,997
*	AeroVironment Inc.	311,660	24,818
*	WESCO International Inc.	702,852	24,677
	Fluor Corp.	2,022,133	24,427
*	BMC Stock Holdings Inc.	971,462	24,423
*	Chart Industries Inc.	490,049	23,762
*	Kratos Defense & Security Solutions Inc.	1,501,711	23,472
	Korn Ferry	762,572	23,434
*	Hub Group Inc. Class A	484,828	23,204
*	SPX FLOW Inc.	615,150	23,031
	SkyWest Inc.	700,314	22,844
*	Sunrun Inc.	1,149,007	22,658
*	Gibraltar Industries Inc.	469,296	22,531
*,1	Spirit Airlines Inc.	1,256,327	22,363
	Moog Inc. Class A	419,232	22,211
	Cubic Corp.	453,201	21,767
	Triton International Ltd.	717,397	21,694
[1]	Allegiant Travel Co. Class A	190,310	20,784
*	Resideo Technologies Inc.	1,771,348	20,760
	Mueller Industries Inc.	780,486	20,745
	Comfort Systems USA Inc.	501,938	20,454
	Mueller Water Products Inc. Class A	2,158,036	20,350
	Herman Miller Inc.	846,951	19,997
*	Meritor Inc.	1,009,450	19,987
*	Evoqua Water Technologies Corp.	1,063,318	19,778
	Patrick Industries Inc.	318,038	19,480
*,1	Virgin Galactic Holdings Inc.	1,188,595	19,422
*	Vicor Corp.	267,899	19,275
*	Air Transport Services Group Inc.	858,388	19,116
	Forward Air Corp.	383,108	19,086
	Mobile Mini Inc.	642,718	18,960
*	Dycom Industries Inc.	456,462	18,665
*	Atkore International Group Inc.	682,346	18,662
*,3	API Group Corp.	1,513,428	18,388
	McGrath RentCorp	333,504	18,013
*	CBIZ Inc.	750,579	17,991
	Matson Inc.	614,646	17,886
	ICF International Inc.	272,449	17,663
	HNI Corp.	573,898	17,544
	Tennant Co.	269,576	17,525
*,1	Avis Budget Group Inc.	759,419	17,383
*	American Woodmark Corp.	226,801	17,158
	Kadant Inc.	167,386	16,682
	Rush Enterprises Inc. Class A	401,914	16,663
37

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Terex Corp.	880,847	16,534
	Covanta Holding Corp.	1,713,261	16,430
*	Atlas Air Worldwide Holdings Inc.	376,281	16,191
	Helios Technologies Inc.	424,462	15,811
*	JELD-WEN Holding Inc.	975,691	15,718
	Kaman Corp.	377,329	15,697
[1]	Maxar Technologies Inc.	864,656	15,529
*	Harsco Corp.	1,142,808	15,439
	Astec Industries Inc.	331,086	15,333
	CSW Industrials Inc.	221,472	15,306
*	GMS Inc.	616,848	15,168
*	Huron Consulting Group Inc.	332,248	14,702
	Lindsay Corp.	158,448	14,611
	Alamo Group Inc.	142,272	14,603
	Heartland Express Inc.	694,413	14,458
*	TriMas Corp.	603,404	14,452
	Deluxe Corp.	609,786	14,354
	Marten Transport Ltd.	568,733	14,309
	Steelcase Inc. Class A	1,186,073	14,304
	Enerpac Tool Group Corp. Class A	787,315	13,857
*	NOW Inc.	1,604,959	13,851
	Encore Wire Corp.	278,608	13,602
*	PGT Innovations Inc.	862,491	13,524
	EnPro Industries Inc.	273,295	13,471
*	Upwork Inc.	932,523	13,466
	AZZ Inc.	383,719	13,169
	Granite Construction Inc.	680,072	13,017
	US Ecology Inc.	380,496	12,891
	ADT Inc.	1,543,038	12,313
	Schneider National Inc. Class B	495,400	12,222
	Douglas Dynamics Inc.	336,853	11,830
	Columbus McKinnon Corp.	352,246	11,783
	Griffon Corp.	630,997	11,686
*	Welbilt Inc.	1,917,098	11,675
	Raven Industries Inc.	537,750	11,567
*	Herc Holdings Inc.	354,591	10,897
	Greenbrier Cos. Inc.	475,600	10,820
	Standex International Corp.	187,434	10,787
*	TPI Composites Inc.	460,556	10,763
	Primoris Services Corp.	562,003	9,981
	AAR Corp.	482,831	9,980
*	Parsons Corp.	274,274	9,940
*	WillScot Corp.	803,841	9,879
	ArcBest Corp.	371,445	9,847
	Hawaiian Holdings Inc.	683,750	9,600
	Argan Inc.	195,142	9,246
	Knoll Inc.	744,632	9,077
	Matthews International Corp. Class A	470,766	8,992
	Apogee Enterprises Inc.	387,852	8,936
*	Great Lakes Dredge & Dock Corp.	953,015	8,825
	ACCO Brands Corp.	1,225,781	8,703
*	Echo Global Logistics Inc.	399,308	8,633
	H&E Equipment Services Inc.	465,898	8,610
*	Construction Partners Inc. Class A	484,174	8,599
	Gorman-Rupp Co.	271,643	8,443
	Wabash National Corp.	794,186	8,434
*	Vectrus Inc.	171,386	8,420
*	MYR Group Inc.	252,453	8,056
*	Ameresco Inc. Class A	286,116	7,948
	Shyft Group Inc.	465,438	7,838
*	NV5 Global Inc.	153,955	7,826
38

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Kelly Services Inc. Class A	491,201	7,768
*	CIRCOR International Inc.	293,341	7,474
*	Aegion Corp. Class A	469,162	7,446
*	TrueBlue Inc.	471,291	7,197
*	Thermon Group Holdings Inc.	489,740	7,136
*	MRC Global Inc.	1,205,364	7,124
*	SP Plus Corp.	343,592	7,116
	Interface Inc. Class A	873,289	7,109
	Ennis Inc.	390,641	7,086
	Kforce Inc.	240,992	7,049
*	Tutor Perini Corp.	576,939	7,027
*	Gates Industrial Corp. plc	676,328	6,953
	Quanex Building Products Corp.	496,558	6,892
*,1	FuelCell Energy Inc.	3,024,391	6,835
	Triumph Group Inc.	738,116	6,650
	National Presto Industries Inc.	75,671	6,613
	Pitney Bowes Inc.	2,540,505	6,605
	Kimball International Inc. Class B	565,038	6,532
	GrafTech International Ltd.	806,551	6,436
*,1	Vivint Solar Inc.	648,733	6,422
*,1	PAE Inc.	649,761	6,212
	Heidrick & Struggles International Inc.	286,040	6,184
	Barrett Business Services Inc.	114,017	6,058
	Hyster-Yale Materials Handling Inc.	151,701	5,865
	Viad Corp.	301,454	5,734
*	Manitowoc Co. Inc.	516,987	5,625
*	Ducommun Inc.	160,909	5,611
	Resources Connection Inc.	462,845	5,540
	Insteel Industries Inc.	283,028	5,397
	Miller Industries Inc.	179,531	5,345
*	Forrester Research Inc.	157,974	5,062
*	BrightView Holdings Inc.	448,244	5,020
*	DXP Enterprises Inc.	242,592	4,830
	Systemax Inc.	228,393	4,691
	CRA International Inc.	114,862	4,537
	Omega Flex Inc.	41,017	4,340
*	Sterling Construction Co. Inc.	407,859	4,270
*	Foundation Building Materials Inc.	268,729	4,195
	VSE Corp.	132,053	4,145
*	Cornerstone Building Brands Inc.	678,946	4,114
	Allied Motion Technologies Inc.	114,087	4,027
*	CAI International Inc.	240,740	4,011
*,1	Energy Recovery Inc.	521,297	3,959
*	Northwest Pipe Co.	155,463	3,897
*	Willdan Group Inc.	153,823	3,847
*	Lawson Products Inc.	116,764	3,767
*,1	Bloom Energy Corp. Class A	344,544	3,749
*	Astronics Corp.	348,476	3,680
	Powell Industries Inc.	133,179	3,648
*	Lydall Inc.	267,887	3,633
*	Blue Bird Corp.	232,282	3,482
	Park Aerospace Corp.	302,744	3,373
*	Heritage-Crystal Clean Inc.	191,040	3,336
*	Daseke Inc.	844,277	3,318
*	CECO Environmental Corp.	498,059	3,282
*	Titan Machinery Inc.	296,020	3,215
*	Franklin Covey Co.	150,124	3,213
*	Veritiv Corp.	189,376	3,212
	NN Inc.	638,831	3,028
*	Acacia Research Corp.	697,292	2,852
*	Covenant Transportation Group Inc. Class A	187,559	2,706
39

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	IES Holdings Inc.	116,079	2,690
*	Team Inc.	467,912	2,606
	Hurco Cos. Inc.	92,077	2,575
*	PICO Holdings Inc.	300,962	2,537
*,1	Eagle Bulk Shipping Inc.	1,157,957	2,536
	REV Group Inc.	395,709	2,414
*	Alta Equipment Group Inc.	297,100	2,308
*	American Superconductor Corp.	282,265	2,295
	LSI Industries Inc.	349,760	2,263
	Universal Logistics Holdings Inc.	126,422	2,197
	Park-Ohio Holdings Corp.	129,136	2,142
*	US Xpress Enterprises Inc. Class A	345,894	2,075
*	Radiant Logistics Inc.	526,477	2,069
*	Transcat Inc.	78,204	2,022
*,1	HC2 Holdings Inc.	573,698	1,916
*,1	Alpha Pro Tech Ltd.	103,209	1,827
*	GP Strategies Corp.	205,507	1,763
	Graham Corp.	137,367	1,750
	Preformed Line Products Co.	33,964	1,699
*	L B Foster Co. Class A	128,097	1,636
*	General Finance Corp.	238,390	1,600
	Quad/Graphics Inc.	487,675	1,585
	BG Staffing Inc.	136,163	1,541
*,1	Red Violet Inc.	87,096	1,536
	Eastern Co.	83,819	1,498
*	Gencor Industries Inc.	115,798	1,464
*,1	EVI Industries Inc.	66,865	1,452
*	Orion Group Holdings Inc.	461,407	1,449
*	Concrete Pumping Holdings Inc.	414,814	1,444
	Genco Shipping & Trading Ltd.	229,101	1,439
	Rush Enterprises Inc. Class B	37,409	1,334
*,1	LiqTech International Inc.	244,091	1,333
*	Mesa Air Group Inc.	382,180	1,315
*,1	ExOne Co.	151,850	1,298
*	Mastech Digital Inc.	48,402	1,255
[1]	RR Donnelley & Sons Co.	1,046,134	1,245
*	Orion Energy Systems Inc.	355,935	1,232
*	Commercial Vehicle Group Inc.	414,106	1,197
*,1	BlueLinx Holdings Inc.	136,061	1,166
*	Goldfield Corp.	302,912	1,124
*,1	Aqua Metals Inc.	792,756	1,110
*,1	Babcock & Wilcox Enterprises Inc.	482,400	1,100
[1]	Titan International Inc.	732,490	1,069
*	Mistras Group Inc.	261,576	1,033
*	PAM Transportation Services Inc.	33,178	1,020
*	Willis Lease Finance Corp.	41,290	1,003
*,1	YRC Worldwide Inc.	533,166	986
*,1	Energous Corp.	347,708	981
*	Manitex International Inc.	197,034	979
*	Ultralife Corp.	137,561	964
*	Hill International Inc.	611,000	929
*	USA Truck Inc.	113,813	882
[1]	Briggs & Stratton Corp.	638,583	837
*	Nesco Holdings Inc.	198,846	799
*	InnerWorkings Inc.	579,995	766
*	Armstrong Flooring Inc.	252,356	755
*	Mayville Engineering Co. Inc.	94,477	746
*	Twin Disc Inc.	130,235	722
*	DLH Holdings Corp.	98,035	720
*	Innovative Solutions & Support Inc.	116,655	583
	Acme United Corp.	25,248	580
40

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,1	Infrastructure and Energy Alternatives Inc.	144,791	576
*	Houston Wire & Cable Co.	241,458	570
*	Perma-Fix Environmental Services Inc.	86,926	555
	ARC Document Solutions Inc.	549,008	549
*	Broadwind Inc.	145,905	547
*,1	Hudson Technologies Inc.	511,921	517
*	CPI Aerostructures Inc.	150,962	497
	Pangaea Logistics Solutions Ltd.	198,063	497
*	Rekor Systems Inc.	118,364	473
	NL Industries Inc.	135,037	460
*	Virco Manufacturing Corp.	163,028	427
*,1	Odyssey Marine Exploration Inc.	84,811	396
*	HyreCar Inc.	129,780	380
*	Taylor Devices Inc.	36,095	361
*	Perma-Pipe International Holdings Inc.	63,262	356
*	Jewett-Cameron Trading Co. Ltd.	47,428	340
*,1	Akerna Corp.	31,806	280
*	Huttig Building Products Inc.	247,746	277
*,1	Capstone Turbine Corp.	91,048	275
*	Charah Solutions Inc.	86,291	274
*,1	India Globalization Capital Inc.	454,110	272
*	FreightCar America Inc.	208,190	258
*	AMREP Corp.	56,720	256
*	Performant Financial Corp.	352,668	236
*	Fuel Tech Inc.	210,035	176
*	Astrotech Corp.	58,922	168
*	Air T Inc.	14,989	165
*	Hudson Global Inc.	18,306	160
*	LS Starrett Co. Class A	44,550	151
*,1	Document Security Systems Inc.	18,331	150
	Servotronics Inc.	19,402	147
*	SIFCO Industries Inc.	33,067	132
*,1	DPW Holdings Inc.	53,961	132
*,1	Polar Power Inc.	26,498	131
*	Air Industries Group	108,223	129
*	Volt Information Sciences Inc.	99,718	129
*,1,2	FTE Networks Inc.	82,837	124
*	RCM Technologies Inc.	90,641	121
	Patriot Transportation Holding Inc.	13,915	118
*	Lightbridge Corp.	24,698	111
	Espey Manufacturing & Electronics Corp.	5,392	93
*,1	Energy Focus Inc.	12,891	89
*,1	AgEagle Aerial Systems Inc.	61,167	73
*,1	Ideal Power Inc.	9,571	63
	Chicago Rivet & Machine Co.	2,905	62
*,1	BioHiTech Global Inc.	19,881	50
*	Limbach Holdings Inc.	13,289	49
*	Avalon Holdings Corp. Class A	25,600	41
	CompX International Inc.	2,808	39
*	ShiftPixy Inc.	5,864	32
*	Pioneer Power Solutions Inc.	17,498	31
*	SG Blocks Inc.	11,191	30
	Staffing 360 Solutions Inc.	31,036	25
*	HireQuest Inc.	3,536	23
*	Sunworks Inc.	35,817	22
*,1	Sigma Labs Inc.	7,054	19
*	GEE Group Inc.	27,339	15
*	VirTra Inc.	3,900	15
*	Ocean Power Technologies Inc.	18,163	13
*	Art's-Way Manufacturing Co. Inc.	4,243	10
*	JanOne Inc.	2,300	7
41

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Quest Resource Holding Corp.	4,835	7
*,2	Industrial Services of America Inc.	43,054	5
*	Air T Funding Warrants Exp. 09/08/2020	36,997	3
*	AeroCentury Corp.	800	2
*	Amergent Inc.	22,675	—
			8,265,737
Information Technology (21.2%)
*	Square Inc. Class A	4,873,897	511,467
	NXP Semiconductors NV	3,983,824	454,315
*	Workday Inc. Class A	2,195,235	411,299
*	Splunk Inc.	2,048,577	407,052
*	Twilio Inc. Class A	1,637,592	359,320
*	Okta Inc. Class A	1,658,813	332,144
	Marvell Technology Group Ltd.	9,468,568	331,968
*	DocuSign Inc. Class A	1,857,758	319,925
*	Palo Alto Networks Inc.	1,377,147	316,289
*	RingCentral Inc. Class A	1,100,307	313,598
*	Coupa Software Inc.	952,480	263,875
*	Trade Desk Inc. Class A	584,498	237,598
*	EPAM Systems Inc.	794,084	200,117
	Teradyne Inc.	2,367,380	200,067
	SS&C Technologies Holdings Inc.	3,184,093	179,838
*,1	VMware Inc. Class A	1,136,022	175,924
*	Fair Isaac Corp.	413,892	173,023
*	GoDaddy Inc. Class A	2,358,427	172,943
*	Black Knight Inc.	2,137,374	155,088
*	Trimble Inc.	3,570,995	154,231
	Booz Allen Hamilton Holding Corp. Class A	1,963,790	152,763
	Cognex Corp.	2,457,003	146,732
*	Zendesk Inc.	1,634,112	144,668
	Monolithic Power Systems Inc.	593,496	140,659
*	HubSpot Inc.	586,664	131,618
*	Guidewire Software Inc.	1,185,508	131,414
*	Avalara Inc.	975,983	129,894
*	Dell Technologies Inc. Class C	2,208,377	121,328
*	Ciena Corp.	2,196,789	118,978
*	MongoDB Inc. Class A	518,131	117,274
*	Alteryx Inc. Class A	712,814	117,101
*	ON Semiconductor Corp.	5,862,075	116,186
*	PTC Inc.	1,483,815	115,426
*	Ceridian HCM Holding Inc.	1,452,002	115,100
	Entegris Inc.	1,923,809	113,601
*	Zscaler Inc.	943,549	103,319
*	Zoom Video Communications Inc. Class A	406,951	103,178
*	WEX Inc.	622,209	102,671
*	Nuance Communications Inc.	4,022,362	101,786
*	Aspen Technology Inc.	965,644	100,050
*	SolarEdge Technologies Inc.	709,713	98,494
*	Five9 Inc.	888,338	98,312
*	Cree Inc.	1,548,343	91,646
*	Dynatrace Inc.	2,252,028	91,432
*	Proofpoint Inc.	820,244	91,146
	Universal Display Corp.	606,160	90,694
	MKS Instruments Inc.	786,123	89,021
*	Lumentum Holdings Inc.	1,071,926	87,287
*	Manhattan Associates Inc.	907,146	85,453
*	Inphi Corp.	690,223	81,101
*	RealPage Inc.	1,238,526	80,517
	Genpact Ltd.	2,199,346	80,320
*	CACI International Inc. Class A	357,799	77,599
42

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Arrow Electronics Inc.	1,127,729	77,464
*	Paylocity Holding Corp.	515,236	75,168
	CDK Global Inc.	1,734,625	71,848
*	Euronet Worldwide Inc.	746,471	71,527
	SYNNEX Corp.	585,933	70,177
*	Dropbox Inc. Class A	3,165,042	68,903
*	Everbridge Inc.	491,905	68,060
*	Smartsheet Inc. Class A	1,316,427	67,032
	National Instruments Corp.	1,684,421	65,204
	Jabil Inc.	1,966,062	63,071
*	Silicon Laboratories Inc.	621,547	62,323
	MAXIMUS Inc.	874,001	61,573
	Dolby Laboratories Inc. Class A	917,987	60,468
*	Q2 Holdings Inc.	703,148	60,323
	Littelfuse Inc.	349,758	59,679
*	II-VI Inc.	1,255,920	59,305
	LogMeIn Inc.	691,783	58,642
	Cabot Microelectronics Corp.	416,911	58,176
*	Pure Storage Inc. Class A	3,328,557	57,684
*	Anaplan Inc.	1,259,911	57,087
*	Envestnet Inc.	767,196	56,420
	Pegasystems Inc.	550,587	55,703
*	Enphase Energy Inc.	1,163,489	55,347
	Science Applications International Corp.	702,911	54,602
*	Lattice Semiconductor Corp.	1,906,229	54,118
*	Novanta Inc.	504,146	53,828
*	First Solar Inc.	1,084,303	53,673
*	Cirrus Logic Inc.	836,554	51,682
*	Blackline Inc.	623,110	51,662
*	Nutanix Inc. Class A	2,150,005	50,966
	Power Integrations Inc.	427,646	50,518
*	New Relic Inc.	730,231	50,313
*	Qualys Inc.	480,826	50,016
*	Semtech Corp.	933,425	48,743
*	Cloudera Inc.	3,732,297	47,475
	Brooks Automation Inc.	1,059,006	46,850
	KBR Inc.	2,026,214	45,691
*	Coherent Inc.	347,181	45,474
	Perspecta Inc.	1,956,667	45,453
*	Box Inc. Class A	2,162,482	44,893
*	ACI Worldwide Inc.	1,648,539	44,494
*	Elastic NV	479,160	44,183
*	Viavi Solutions Inc.	3,264,664	41,592
*	Verint Systems Inc.	914,624	41,323
*	J2 Global Inc.	648,070	40,965
	Blackbaud Inc.	710,002	40,527
*	Varonis Systems Inc.	451,181	39,920
*	LiveRamp Holdings Inc.	931,073	39,543
*	Alarm.com Holdings Inc.	608,281	39,423
*	FireEye Inc.	3,189,006	38,826
	Avnet Inc.	1,385,314	38,629
*	SPS Commerce Inc.	491,849	36,948
*	Advanced Energy Industries Inc.	539,941	36,603
*	Acacia Communications Inc.	541,443	36,380
*	LivePerson Inc.	864,185	35,803
*	Datadog Inc. Class A	401,916	34,947
*	2U Inc.	919,065	34,888
*	Appfolio Inc. Class A	211,163	34,358
*	Itron Inc.	516,112	34,192
*	Rogers Corp.	268,220	33,420
*	Rapid7 Inc.	645,941	32,956
43

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Sailpoint Technologies Holdings Inc.	1,234,346	32,673
*	Fabrinet	521,911	32,578
*	ViaSat Inc.	839,485	32,211
	Sabre Corp.	3,955,329	31,880
*	Teradata Corp.	1,530,516	31,835
*	SVMK Inc.	1,334,140	31,406
*	FormFactor Inc.	1,065,424	31,249
*	ExlService Holdings Inc.	492,267	31,210
*	NCR Corp.	1,796,643	31,118
*	Diodes Inc.	600,472	30,444
*	Cornerstone OnDemand Inc.	776,427	29,939
	Ubiquiti Inc.	171,216	29,887
*	Workiva Inc. Class A	556,641	29,775
*	Crowdstrike Holdings Inc. Class A	296,743	29,760
*	Synaptics Inc.	490,213	29,472
*	Plexus Corp.	409,429	28,889
	Vishay Intertechnology Inc.	1,862,223	28,436
*,1	Slack Technologies Inc. Class A	912,840	28,380
*	Bill.com Holdings Inc.	303,982	27,422
	Alliance Data Systems Corp.	602,051	27,165
*	Bottomline Technologies DE Inc.	531,902	27,005
	ManTech International Corp. Class A	388,639	26,618
*,1	Appian Corp. Class A	501,328	25,693
	Badger Meter Inc.	407,989	25,671
*	PROS Holdings Inc.	569,616	25,308
*	Pluralsight Inc. Class A	1,393,761	25,157
	Progress Software Corp.	646,828	25,065
*	Rambus Inc.	1,633,675	24,832
	InterDigital Inc.	432,239	24,478
*	Insight Enterprises Inc.	495,764	24,392
*	Sanmina Corp.	951,103	23,816
*	CommVault Systems Inc.	613,708	23,750
*	CommScope Holding Co. Inc.	2,843,904	23,690
*	8x8 Inc.	1,480,231	23,684
	Xperi Holding Corp.	1,581,966	23,350
	EVERTEC Inc.	829,427	23,307
*	Fastly Inc. Class A	271,373	23,102
*	Yext Inc.	1,389,711	23,083
*	Onto Innovation Inc.	677,757	23,071
*	MACOM Technology Solutions Holdings Inc.	669,804	23,008
*	NetScout Systems Inc.	897,210	22,933
*	Altair Engineering Inc. Class A	568,200	22,586
	NIC Inc.	966,276	22,186
*	Fitbit Inc. Class A	3,326,589	21,490
*,1	Cerence Inc.	523,982	21,399
*	Cloudflare Inc. Class A	594,628	21,377
*	Ambarella Inc.	462,518	21,183
*	MaxLinear Inc. Class A	955,666	20,509
*	Verra Mobility Corp. Class A	1,924,388	19,783
	CSG Systems International Inc.	477,030	19,744
*	Knowles Corp.	1,257,137	19,184
*	Tenable Holdings Inc.	631,709	18,831
*	Amkor Technology Inc.	1,527,011	18,798
*	EchoStar Corp. Class A	665,327	18,603
	Kulicke & Soffa Industries Inc.	871,201	18,147
*	Super Micro Computer Inc.	619,157	17,578
*	OSI Systems Inc.	232,168	17,329
	Belden Inc.	528,429	17,200
*	TTM Technologies Inc.	1,448,602	17,180
*	Perficient Inc.	478,784	17,131
*	SolarWinds Corp.	936,089	16,541
44

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Methode Electronics Inc.	508,813	15,905
	Switch Inc. Class A	828,160	14,758
*	Avaya Holdings Corp.	1,167,097	14,425
*	Sykes Enterprises Inc.	516,899	14,297
*	FARO Technologies Inc.	265,463	14,229
*	Virtusa Corp.	435,269	14,133
*	ePlus Inc.	198,885	14,057
*	Model N Inc.	402,854	14,003
*	Evo Payments Inc. Class A	600,750	13,715
*	Infinera Corp.	2,313,617	13,697
*	Axcelis Technologies Inc.	483,153	13,456
*	OneSpan Inc.	476,274	13,302
*	Ultra Clean Holdings Inc.	581,672	13,163
*	Zuora Inc. Class A	1,028,775	13,117
*	Repay Holdings Corp. Class A	525,002	12,931
*	MicroStrategy Inc. Class A	108,026	12,778
*	Limelight Networks Inc.	1,730,148	12,734
*	Cardtronics plc Class A	518,442	12,432
*,1	3D Systems Corp.	1,750,331	12,235
*	ForeScout Technologies Inc.	568,489	12,052
*	CEVA Inc.	321,880	12,045
	TTEC Holdings Inc.	256,828	11,958
*	Digital Turbine Inc.	936,860	11,776
*,1	Inseego Corp.	973,221	11,289
*	NETGEAR Inc.	433,931	11,234
*	Upland Software Inc.	315,212	10,957
*	nLight Inc.	489,524	10,897
*	Calix Inc.	728,534	10,855
	Cohu Inc.	619,024	10,734
	Benchmark Electronics Inc.	489,909	10,582
*	Ping Identity Holding Corp.	318,119	10,208
*	Medallia Inc.	393,735	9,938
*	Veeco Instruments Inc.	733,737	9,898
*,1	SunPower Corp.	1,286,848	9,857
	CTS Corp.	486,076	9,741
*	Photronics Inc.	874,322	9,731
*	Domo Inc. Class B	301,238	9,691
*	ScanSource Inc.	379,657	9,146
*	Ichor Holdings Ltd.	337,484	8,970
*	PDF Solutions Inc.	429,214	8,395
*	Unisys Corp.	762,271	8,316
*	ACM Research Inc. Class A	131,708	8,213
	ADTRAN Inc.	714,803	7,813
*	Extreme Networks Inc.	1,785,665	7,750
	PC Connection Inc.	163,526	7,581
	Ebix Inc.	327,868	7,331
	Cass Information Systems Inc.	184,920	7,217
	QAD Inc. Class A	173,763	7,173
	Plantronics Inc.	485,099	7,121
	American Software Inc. Class A	449,729	7,088
*	Diebold Nixdorf Inc.	1,141,360	6,917
*	Harmonic Inc.	1,440,509	6,842
*	MobileIron Inc.	1,378,746	6,797
*	I3 Verticals Inc. Class A	219,282	6,633
*	ChannelAdvisor Corp.	409,134	6,481
	Comtech Telecommunications Corp.	367,111	6,201
*	Impinj Inc.	224,797	6,175
*	Rosetta Stone Inc.	365,943	6,170
[1]	VirnetX Holding Corp.	924,257	6,008
*	A10 Networks Inc.	867,692	5,909
*	Mitek Systems Inc.	609,369	5,856
45

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Zix Corp.	835,173	5,763
*	Conduent Inc.	2,403,940	5,745
	Hackett Group Inc.	412,297	5,583
*	NeoPhotonics Corp.	622,879	5,531
*	DSP Group Inc.	347,092	5,512
*	Agilysys Inc.	305,725	5,485
*	SMART Global Holdings Inc.	197,406	5,365
*,1	PAR Technology Corp.	174,803	5,232
*	Ribbon Communications Inc.	1,325,451	5,209
*	Digi International Inc.	431,995	5,033
*	Vishay Precision Group Inc.	200,886	4,938
*	Kimball Electronics Inc.	357,633	4,842
*	Benefitfocus Inc.	445,818	4,797
*	International Money Express Inc.	384,649	4,793
*	Endurance International Group Holdings Inc.	1,170,668	4,718
	NVE Corp.	75,863	4,691
	MTS Systems Corp.	266,440	4,687
*	Brightcove Inc.	577,383	4,550
*,1	Veritone Inc.	302,302	4,492
*	CalAmp Corp.	525,210	4,207
*	Napco Security Technologies Inc.	172,888	4,044
*,1	Paysign Inc.	402,365	3,907
*	PagerDuty Inc.	136,454	3,905
*	Avid Technology Inc.	511,470	3,718
*	CyberOptics Corp.	111,747	3,599
*,1	GTT Communications Inc.	438,360	3,577
*	eGain Corp.	309,674	3,440
*	Sprout Social Inc. Class A	125,327	3,384
*,1	Akoustis Technologies Inc.	398,819	3,306
*	Alpha & Omega Semiconductor Ltd.	291,488	3,171
*	Telenav Inc.	577,172	3,169
*,1	Digimarc Corp.	193,646	3,096
*,1	ShotSpotter Inc.	120,462	3,036
*,1	Applied Optoelectronics Inc.	278,449	3,027
*	Immersion Corp.	483,604	3,013
*	Arlo Technologies Inc.	1,160,614	2,994
*,1	GreenSky Inc. Class A	603,546	2,957
*,1	Intelligent Systems Corp.	83,556	2,848
*	SiTime Corp.	58,500	2,773
*	Iteris Inc.	547,555	2,604
*	AXT Inc.	536,699	2,555
	Daktronics Inc.	578,920	2,518
*	Grid Dynamics Holdings Inc.	337,700	2,330
*	GTY Technology Holdings Inc.	535,668	2,231
*,1	MicroVision Inc.	1,599,327	2,175
*	Clearfield Inc.	139,964	1,954
*,1	Synchronoss Technologies Inc.	539,046	1,903
*	ServiceSource International Inc.	1,185,529	1,873
*	Casa Systems Inc.	444,441	1,849
*	PCTEL Inc.	276,829	1,849
*	Luna Innovations Inc.	313,613	1,831
*	Quantum Corp.	473,300	1,827
*	KVH Industries Inc.	203,900	1,821
*	PRGX Global Inc.	353,952	1,664
*	SecureWorks Corp. Class A	144,423	1,651
	Bel Fuse Inc. Class B	153,335	1,645
*	Genasys Inc.	329,911	1,603
*	GSI Technology Inc.	220,551	1,584
*	Pixelworks Inc.	489,594	1,581
*	Smith Micro Software Inc.	352,527	1,572
*	Intevac Inc.	282,964	1,545
46

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Powerfleet Inc.	326,775	1,510
*,1	MoneyGram International Inc.	466,181	1,496
	GlobalSCAPE Inc.	147,867	1,442
*	EMCORE Corp.	439,935	1,399
*	PFSweb Inc.	204,650	1,367
*,1	Resonant Inc.	582,788	1,358
*,1	Kopin Corp.	979,351	1,303
*,1	Wrap Technologies Inc.	122,054	1,279
*,1	SharpSpring Inc.	137,815	1,210
*,1	Research Frontiers Inc.	290,116	1,178
*	Asure Software Inc.	182,092	1,171
*,1	Atomera Inc.	129,495	1,165
*,1	Pareteum Corp.	1,850,955	1,148
*	Airgain Inc.	103,786	1,115
*	Intellicheck Inc.	141,432	1,068
*	Rimini Street Inc.	192,247	990
*,1	Digital Ally Inc.	310,530	975
*,1	Eastman Kodak Co.	427,279	953
*	LightPath Technologies Inc. Class A	281,831	941
*	Everspin Technologies Inc.	126,537	888
*	Information Services Group Inc.	416,590	862
*	StarTek Inc.	161,812	822
*	Park City Group Inc.	194,170	821
*	IEC Electronics Corp.	84,880	817
*	Amtech Systems Inc.	166,221	809
*	DASAN Zhone Solutions Inc.	90,450	808
*	Key Tronic Corp.	153,764	807
*	Frequency Electronics Inc.	90,022	789
*	Identiv Inc.	154,044	786
*	Lantronix Inc.	209,543	777
*	Aviat Networks Inc.	41,586	759
*,1	Riot Blockchain Inc.	327,912	728
*,1	ClearSign Technologies Corp.	337,298	702
*	SeaChange International Inc.	436,330	659
	AstroNova Inc.	81,755	651
*	Computer Task Group Inc.	154,714	623
*	Aware Inc.	183,320	601
	TransAct Technologies Inc.	118,987	545
*	LGL Group Inc.	63,393	539
	CSP Inc.	63,390	515
*	WidePoint Corp.	702,924	489
*,1	Phunware Inc.	394,501	485
	Wayside Technology Group Inc.	18,491	475
	Richardson Electronics Ltd.	116,609	471
	TESSCO Technologies Inc.	83,660	460
*	Data I/O Corp.	131,998	445
	Communications Systems Inc.	84,005	426
*,1	Neonode Inc.	49,070	417
*	Synacor Inc.	363,282	411
*	RealNetworks Inc.	302,891	394
	RF Industries Ltd.	83,949	391
*,1	Net Element Inc.	44,862	391
*,1	Exela Technologies Inc.	684,046	379
	QAD Inc. Class B	11,928	358
*	Finjan Holdings Inc.	230,934	356
*,1	Applied DNA Sciences Inc.	43,418	350
*	Issuer Direct Corp.	34,425	349
*	Aehr Test Systems	176,801	345
*	NetSol Technologies Inc.	126,277	336
*	eMagin Corp.	416,604	329
*,1	Vislink Technologies Inc.	523,289	323
47

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,1	QuickLogic Corp.	104,999	321
*	Steel Connect Inc.	529,960	318
*	AudioEye Inc.	31,131	311
*	Majesco	38,482	302
*	BSQUARE Corp.	186,526	293
*	Innodata Inc.	215,507	291
*	Qumu Corp.	80,502	289
*	Shift4 Payments Inc. Class A	7,908	281
*	inTEST Corp.	75,524	255
*	Optical Cable Corp.	101,490	254
*,1	Coda Octopus Group Inc.	45,539	235
*	Perceptron Inc.	70,502	233
*	Wireless Telecom Group Inc.	233,098	231
*	ClearOne Inc.	114,463	229
*	Inuvo Inc.	407,207	217
*	CVD Equipment Corp.	68,981	206
	Support.com Inc.	145,787	206
	Network-1 Technologies Inc.	93,241	202
*	Orbital Energy Group Inc.	317,250	197
*	GSE Systems Inc.	180,096	182
*	Image Sensing Systems Inc.	44,750	151
	BK Technologies Corp.	40,918	139
*,1	NXT-ID Inc.	270,096	136
*	TSR Inc.	23,470	113
*	Evolving Systems Inc.	93,207	102
*	Usio Inc.	46,196	90
	Bel Fuse Inc. Class A	8,959	89
*	Schmitt Industries Inc.	25,576	89
*	Westell Technologies Inc. Class A	109,328	86
*,1	Superconductor Technologies Inc.	204,013	78
*	One Stop Systems Inc.	38,877	77
*	MICT Inc.	48,420	72
*	ADDvantage Technologies Group Inc.	20,563	71
*	Bio-key International Inc.	78,056	69
*	Technical Communications Corp.	20,218	67
*	Boxlight Corp. Class A	69,543	64
*	Marin Software Inc.	41,968	57
*	SigmaTron International Inc.	16,060	54
*	Marathon Patent Group Inc.	57,647	52
*	Sonim Technologies Inc.	59,459	48
*	Socket Mobile Inc.	27,598	43
*	Nortech Systems Inc.	9,269	39
*	Cemtrex Inc.	22,059	36
*	ALJ Regional Holdings Inc.	64,383	32
*	Envision Solar International Inc.	1,998	20
*	MoSys Inc.	10,086	18
*	Trio-Tech International	4,900	15
*	CPS Technologies Corp.	6,074	15
*	Verb Technology Co. Inc.	13,063	14
*	Oblong Inc.	8,920	13
*	Blonder Tongue Laboratories Inc.	16,400	12
*	AMERI Holdings Inc.	7,332	11
	Taitron Components Inc. Class A	2,300	6
*	Rubicon Technology Inc.	361	3
*	Inpixon	372	1
*	Summit Wireless Technologies Inc.	288	1
*	Priority Technology Holdings Inc.	106	—
			14,732,438
Materials (3.6%)
	RPM International Inc.	1,847,983	138,710
48

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Crown Holdings Inc.	1,917,953	124,916
	Royal Gold Inc.	937,504	116,551
	AptarGroup Inc.	912,904	102,227
	Reliance Steel & Aluminum Co.	897,644	85,213
*	Berry Global Group Inc.	1,889,609	83,747
	Steel Dynamics Inc.	2,982,050	77,802
	Scotts Miracle-Gro Co.	563,166	75,729
	Sonoco Products Co.	1,430,225	74,786
*	Axalta Coating Systems Ltd.	2,995,547	67,550
	Ashland Global Holdings Inc.	861,435	59,525
	Graphic Packaging Holding Co.	3,993,726	55,872
	Valvoline Inc.	2,647,627	51,179
	Huntsman Corp.	2,801,960	50,351
	Balchem Corp.	457,353	43,385
	NewMarket Corp.	102,995	41,247
	Eagle Materials Inc.	586,949	41,216
	Louisiana-Pacific Corp.	1,588,964	40,757
	W R Grace & Co.	793,597	40,323
	Chemours Co.	2,356,683	36,175
	Silgan Holdings Inc.	1,087,200	35,214
	Commercial Metals Co.	1,710,762	34,900
	PolyOne Corp.	1,313,196	34,445
	Quaker Chemical Corp.	181,807	33,752
*	Element Solutions Inc.	3,107,988	33,722
	HB Fuller Co.	742,903	33,133
	Sensient Technologies Corp.	614,427	32,049
[1]	Cleveland-Cliffs Inc.	5,728,517	31,621
*	Ingevity Corp.	584,699	30,738
*	Alcoa Corp.	2,679,659	30,119
	Cabot Corp.	791,496	29,325
	Stepan Co.	279,198	27,110
	Innospec Inc.	341,692	26,396
*	Summit Materials Inc. Class A	1,639,489	26,363
	Westlake Chemical Corp.	480,933	25,802
	Olin Corp.	2,227,721	25,597
	Hecla Mining Co.	7,557,429	24,713
	Compass Minerals International Inc.	490,564	23,915
[1]	United States Steel Corp.	3,155,918	22,786
	Minerals Technologies Inc.	476,642	22,369
	Boise Cascade Co.	567,472	21,343
	O-I Glass Inc.	2,258,206	20,279
*	Arconic Corp.	1,380,043	19,224
*	Allegheny Technologies Inc.	1,819,017	18,536
	Worthington Industries Inc.	493,170	18,395
	Materion Corp.	295,857	18,192
*	Coeur Mining Inc.	3,517,062	17,867
	Kaiser Aluminum Corp.	228,907	16,852
	Carpenter Technology Corp.	691,598	16,792
	Greif Inc. Class A	481,087	16,554
	Domtar Corp.	750,285	15,839
	Schweitzer-Mauduit International Inc.	458,465	15,317
*	GCP Applied Technologies Inc.	795,472	14,780
*	Ferro Corp.	1,198,543	14,311
*,1	Livent Corp.	2,123,113	13,078
	Neenah Inc.	250,103	12,370
	Warrior Met Coal Inc.	742,786	11,431
	Trinseo SA	510,301	11,308
	Chase Corp.	107,109	10,979
	P H Glatfelter Co.	664,511	10,665
	Tronox Holdings plc Class A	1,382,296	9,980
*	Clearwater Paper Corp.	240,920	8,704
49

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Kraton Corp.	463,427	8,008
	Myers Industries Inc.	533,203	7,758
*	PQ Group Holdings Inc.	562,862	7,452
	Schnitzer Steel Industries Inc. Class A	393,769	6,946
	Verso Corp. Class A	520,446	6,225
	Hawkins Inc.	144,161	6,138
*	Koppers Holdings Inc.	310,474	5,849
*	US Concrete Inc.	234,560	5,817
	Tredegar Corp.	374,187	5,762
	American Vanguard Corp.	411,128	5,657
*	Century Aluminum Co.	755,209	5,385
	Mercer International Inc.	612,893	5,001
*	AdvanSix Inc.	415,887	4,883
*,1	McEwen Mining Inc.	4,745,743	4,793
	FutureFuel Corp.	396,282	4,736
	Haynes International Inc.	196,949	4,601
*	UFP Technologies Inc.	102,605	4,521
*,1	Amyris Inc.	1,035,685	4,422
	Gold Resource Corp.	1,004,092	4,127
	SunCoke Energy Inc.	1,285,052	3,804
	Kronos Worldwide Inc.	340,384	3,543
*	Forterra Inc.	280,249	3,128
*	Ranpak Holdings Corp. Class A	400,005	2,976
*	Resolute Forest Products Inc.	1,390,933	2,935
*	TimkenSteel Corp.	612,825	2,384
	United States Lime & Minerals Inc.	27,879	2,354
*	Rayonier Advanced Materials Inc.	732,636	2,059
*,1	Loop Industries Inc.	195,418	1,759
*	Trecora Resources	261,514	1,640
	Olympic Steel Inc.	138,199	1,624
	Tecnoglass Inc.	274,478	1,496
*	Intrepid Potash Inc.	1,485,228	1,470
*	Ryerson Holding Corp.	243,758	1,372
*	Venator Materials plc	730,367	1,307
[1]	Advanced Emissions Solutions Inc.	254,307	1,233
*	AgroFresh Solutions Inc.	396,351	1,201
*,1	Marrone Bio Innovations Inc.	967,209	1,132
*	Universal Stainless & Alloy Products Inc.	114,415	984
*	Flotek Industries Inc.	776,697	932
*	Contura Energy Inc.	261,236	794
*	Synalloy Corp.	106,210	794
	Northern Technologies International Corp.	84,376	673
*	Ampco-Pittsburgh Corp.	182,383	560
*	Core Molding Technologies Inc.	98,285	405
	Friedman Industries Inc.	71,623	362
*	LSB Industries Inc.	291,929	339
*,1	Golden Minerals Co.	648,415	279
*	Ramaco Resources Inc.	91,534	196
*	Paramount Gold Nevada Corp.	131,789	163
*	General Moly Inc.	684,877	138
*	United States Antimony Corp.	177,515	87
*	Solitario Zinc Corp.	258,205	81
*	US Gold Corp.	11,779	80
*	Comstock Mining Inc.	47,870	45
	Greif Inc. Class B	880	37
*	Ikonics Corp.	926	3
			2,476,576
Other (0.0%)[4]
*,2	Spirit MTA REIT	653,668	502
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2038	87,894	398
50

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,2	Media General Inc. CVR	1,202,098	47
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*,2	GenVec Inc. CPR	26,612	12
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	5
*,2	OncoMed Pharmaceuticals Inc. CVR	287,555	3
*,2	NeuroBo Pharmaceuticals Inc. CVR	129,871	1
*,1,2	Biosante Pharmaceutical Inc. CVR	44,795	—
*,2	Seventy Seven Energy Inc.	3,457	—
			981
Real Estate (7.6%)
	Invitation Homes Inc.	7,753,362	213,450
	Sun Communities Inc.	1,402,542	190,297
	WP Carey Inc.	2,461,846	166,544
	Equity LifeStyle Properties Inc.	2,598,408	162,349
	Medical Properties Trust Inc.	7,548,898	141,919
	VICI Properties Inc.	6,693,560	135,143
	Camden Property Trust	1,390,344	126,827
	CyrusOne Inc.	1,645,359	119,700
	Americold Realty Trust	2,865,582	104,021
	Gaming and Leisure Properties Inc.	2,958,072	102,349
	VEREIT Inc.	15,410,251	99,088
	American Homes 4 Rent Class A	3,648,898	98,155
	Omega Healthcare Investors Inc.	3,244,080	96,446
	Kilroy Realty Corp.	1,515,378	88,953
	National Retail Properties Inc.	2,460,874	87,312
	Lamar Advertising Co. Class A	1,235,054	82,452
	Healthcare Trust of America Inc. Class A	3,040,195	80,626
	Jones Lang LaSalle Inc.	734,568	75,998
	CubeSmart	2,770,172	74,767
	STORE Capital Corp. Class A	3,133,667	74,613
	Douglas Emmett Inc.	2,367,069	72,574
	Rexford Industrial Realty Inc.	1,724,942	71,464
	First Industrial Realty Trust Inc.	1,826,646	70,216
	CoreSite Realty Corp.	576,222	69,757
	American Campus Communities Inc.	1,970,645	68,894
	EastGroup Properties Inc.	561,485	66,598
	Life Storage Inc.	670,091	63,625
	Cousins Properties Inc.	2,128,208	63,484
	STAG Industrial Inc.	2,135,138	62,602
	Healthcare Realty Trust Inc.	1,935,122	56,680
	Equity Commonwealth	1,727,741	55,633
	Highwoods Properties Inc.	1,488,158	55,553
	Hudson Pacific Properties Inc.	2,194,215	55,206
	QTS Realty Trust Inc. Class A	852,747	54,653
	Brixmor Property Group Inc.	4,226,330	54,182
*	Redfin Corp.	1,267,139	53,106
	Terreno Realty Corp.	974,882	51,318
	Spirit Realty Capital Inc.	1,465,005	51,070
	Agree Realty Corp.	773,008	50,794
	Physicians Realty Trust	2,892,896	50,684
	JBG SMITH Properties	1,688,018	49,915
	Rayonier Inc.	1,977,217	49,015
	Sabra Health Care REIT Inc.	2,912,421	42,026
	Lexington Realty Trust	3,926,586	41,425
	Corporate Office Properties Trust	1,589,527	40,279
	National Health Investors Inc.	641,402	38,946
	PS Business Parks Inc.	289,471	38,326
	EPR Properties	1,093,883	36,240
	PotlatchDeltic Corp.	946,900	36,011
	Taubman Centers Inc.	883,184	33,349
51

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Howard Hughes Corp.	641,189	33,310
	Park Hotels & Resorts Inc.	3,323,235	32,867
	Weingarten Realty Investors	1,691,948	32,029
	Piedmont Office Realty Trust Inc. Class A	1,826,230	30,334
	Outfront Media Inc.	2,067,903	29,302
	Apple Hospitality REIT Inc.	2,951,729	28,514
	Ryman Hospitality Properties Inc.	790,558	27,353
	Kennedy-Wilson Holdings Inc.	1,777,863	27,059
	Washington REIT	1,183,982	26,284
	Uniti Group Inc.	2,783,856	26,029
	Brandywine Realty Trust	2,357,584	25,674
	Pebblebrook Hotel Trust	1,875,827	25,624
	National Storage Affiliates Trust	891,152	25,540
	Easterly Government Properties Inc.	1,084,630	25,077
	Four Corners Property Trust Inc.	1,017,532	24,828
	Sunstone Hotel Investors Inc.	3,000,513	24,454
	Innovative Industrial Properties Inc.	275,352	24,236
	CareTrust REIT Inc.	1,385,708	23,779
	Retail Properties of America Inc. Class A	3,088,214	22,606
	RLJ Lodging Trust	2,312,451	21,830
	Global Net Lease Inc.	1,300,518	21,758
	Monmouth Real Estate Investment Corp.	1,449,449	21,003
	Columbia Property Trust Inc.	1,589,639	20,888
	GEO Group Inc.	1,754,808	20,759
	LTC Properties Inc.	546,709	20,595
	Mack-Cali Realty Corp.	1,315,715	20,117
	Paramount Group Inc.	2,567,208	19,793
	Industrial Logistics Properties Trust	960,149	19,731
	American Assets Trust Inc.	700,883	19,513
	Retail Opportunity Investments Corp.	1,706,603	19,336
	Essential Properties Realty Trust Inc.	1,294,301	19,207
	Urban Edge Properties	1,526,910	18,124
	Office Properties Income Trust	697,024	18,102
	SITE Centers Corp.	2,153,055	17,440
	Service Properties Trust	2,373,807	16,830
	CoreCivic Inc.	1,728,541	16,179
	DiamondRock Hospitality Co.	2,889,727	15,980
	Colony Capital Inc.	6,643,621	15,945
[1]	Independence Realty Trust Inc.	1,353,805	15,555
	Xenia Hotels & Resorts Inc.	1,641,014	15,311
	Acadia Realty Trust	1,172,666	15,221
	Diversified Healthcare Trust	3,423,568	15,149
	Getty Realty Corp.	508,899	15,104
[1]	Macerich Co.	1,679,985	15,069
	Universal Health Realty Income Trust	185,930	14,780
	Kite Realty Group Trust	1,233,158	14,231
	Empire State Realty Trust Inc. Class A	1,925,988	13,482
	American Finance Trust Inc. Class A	1,589,411	12,612
	Community Healthcare Trust Inc.	305,202	12,483
	Alexander & Baldwin Inc.	1,006,071	12,264
	Realogy Holdings Corp.	1,651,565	12,238
	Investors Real Estate Trust	172,286	12,144
	iStar Inc.	984,772	12,132
	NexPoint Residential Trust Inc.	321,759	11,374
	Safehold Inc.	193,648	11,133
	Newmark Group Inc. Class A	2,273,613	11,050
*	Marcus & Millichap Inc.	343,118	9,902
[1]	Tanger Factory Outlet Centers Inc.	1,367,158	9,748
	Gladstone Commercial Corp.	516,295	9,681
	Summit Hotel Properties Inc.	1,554,344	9,217
*	St. Joe Co.	455,873	8,853
52

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	RE/MAX Holdings Inc. Class A	265,588	8,347
	RPT Realty	1,195,283	8,319
	Armada Hoffler Properties Inc.	827,203	8,231
	Franklin Street Properties Corp.	1,591,411	8,100
	Alexander's Inc.	30,942	7,454
	UMH Properties Inc.	560,075	7,242
	RMR Group Inc. Class A	228,718	6,740
	Global Medical REIT Inc.	587,989	6,662
	CatchMark Timber Trust Inc. Class A	749,418	6,632
	City Office REIT Inc.	633,556	6,374
	Front Yard Residential Corp.	730,322	6,354
	Saul Centers Inc.	183,437	5,919
	Urstadt Biddle Properties Inc. Class A	487,136	5,787
*,1	eXp World Holdings Inc.	337,220	5,750
*,1	Seritage Growth Properties Class A	490,880	5,596
	Preferred Apartment Communities Inc. Class A	691,373	5,254
	New Senior Investment Group Inc.	1,278,972	4,630
	Jernigan Capital Inc.	337,299	4,614
	Whitestone REIT	629,295	4,575
*	Tejon Ranch Co.	316,212	4,553
	Gladstone Land Corp.	279,151	4,427
	Chatham Lodging Trust	709,009	4,339
	One Liberty Properties Inc.	241,695	4,259
*	FRP Holdings Inc.	101,186	4,106
*	Forestar Group Inc.	250,384	3,776
	Hersha Hospitality Trust Class A	526,022	3,030
[1]	Farmland Partners Inc.	432,882	2,965
	Plymouth Industrial REIT Inc.	230,615	2,952
	CTO Realty Growth Inc.	74,129	2,928
	Retail Value Inc.	230,518	2,849
	Bluerock Residential Growth REIT Inc. Class A	340,350	2,750
	CorePoint Lodging Inc.	607,060	2,556
[1]	Washington Prime Group Inc.	2,725,539	2,292
*	Rafael Holdings Inc. Class B	148,313	2,131
*	Altisource Portfolio Solutions SA	141,724	2,089
	Griffin Industrial Realty Inc.	33,575	1,819
*	Stratus Properties Inc.	87,388	1,731
	CorEnergy Infrastructure Trust Inc.	187,282	1,714
	Clipper Realty Inc.	196,786	1,594
	BRT Apartments Corp.	146,907	1,590
	Alpine Income Property Trust Inc.	92,900	1,511
	Braemar Hotels & Resorts Inc.	447,352	1,279
[1]	Pennsylvania REIT	898,490	1,222
	Cedar Realty Trust Inc.	1,224,066	1,212
*	Maui Land & Pineapple Co. Inc.	87,932	976
	Ashford Hospitality Trust Inc.	1,264,180	913
*,1	CBL & Associates Properties Inc.	2,570,027	701
*	Transcontinental Realty Investors Inc.	22,564	677
	Postal Realty Trust Inc. Class A	36,302	579
	Sotherly Hotels Inc.	166,788	419
*	Trinity Place Holdings Inc.	293,641	405
	Condor Hospitality Trust Inc.	70,224	288
	Global Self Storage Inc.	71,316	280
	CIM Commercial Trust Corp.	25,043	270
*,1	Wheeler REIT Inc.	136,025	238
*	InterGroup Corp.	6,800	181
*	JW Mays Inc.	4,600	97
*	American Realty Investors Inc.	6,484	58
*	Altisource Asset Management Corp.	2,628	43
*	Power REIT	1,219	35
*	HMG/Courtland Properties Inc.	1,000	11
53

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	CKX Lands Inc.	1,000	8
	Urstadt Biddle Properties Inc.	366	4
	InnSuites Hospitality Trust	108	—
			5,285,833
Utilities (2.3%)
	Essential Utilities Inc.	3,156,064	133,312
	Vistra Energy Corp.	6,061,318	112,862
	UGI Corp.	2,975,418	94,618
	OGE Energy Corp.	2,865,680	87,002
	MDU Resources Group Inc.	2,865,396	63,554
	IDACORP Inc.	722,905	63,160
	ONE Gas Inc.	757,120	58,336
	Hawaiian Electric Industries Inc.	1,565,005	56,434
	Southwest Gas Holdings Inc.	780,594	53,900
	Portland General Electric Co.	1,279,107	53,479
	National Fuel Gas Co.	1,268,825	53,202
	Black Hills Corp.	897,476	50,851
	Spire Inc.	727,981	47,836
	Ormat Technologies Inc.	727,888	46,214
	New Jersey Resources Corp.	1,361,923	44,467
	PNM Resources Inc.	1,134,555	43,612
	American States Water Co.	527,155	41,450
	ALLETE Inc.	733,572	40,060
	NorthWestern Corp.	723,841	39,464
	El Paso Electric Co.	578,936	38,789
	Avista Corp.	961,799	35,000
	California Water Service Group	696,057	33,202
	MGE Energy Inc.	512,696	33,074
	Avangrid Inc.	775,368	32,550
	South Jersey Industries Inc.	1,297,008	32,412
	Clearway Energy Inc. Class C	1,118,724	25,798
	Northwest Natural Holding Co.	446,289	24,898
	SJW Group	372,575	23,141
	Otter Tail Corp.	588,198	22,816
	TerraForm Power Inc. Class A	1,145,623	21,125
	Chesapeake Utilities Corp.	243,795	20,479
	Middlesex Water Co.	253,702	17,044
	Unitil Corp.	225,757	10,118
	Clearway Energy Inc. Class A	473,552	9,930
[1]	York Water Co.	195,560	9,379
*,1	Cadiz Inc.	483,449	4,912
	Artesian Resources Corp. Class A	126,333	4,585
*	Sunnova Energy International Inc.	203,218	3,469
	RGC Resources Inc.	89,040	2,152
	Genie Energy Ltd. Class B	286,048	2,105
*	Pure Cycle Corp.	214,655	1,973
	Global Water Resources Inc.	120,540	1,271
	Spark Energy Inc. Class A	165,482	1,170
			1,595,205
Total Common Stocks (Cost $56,325,566)			68,774,604
Preferred Stocks (0.0%)
	WESCO International Inc. Pfd., 10.625%, 6/22/25	161,972	4,296
	Air T Funding Pfd., 8.000%, 6/7/24	704	15
Total Preferred Stocks (Cost $4,307)			4,311
54

Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (3.3%)
Money Market Fund (3.2%)
[5,6]	Vanguard Market Liquidity Fund	0.227%		22,446,236	2,244,623
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[7]	United States Treasury Bill	0.102%	7/14/20	34,000	33,999
[7]	United States Treasury Bill	0.210%	9/15/20	2,715	2,714
[7]	United States Treasury Bill	0.116%	9/29/20	1,500	1,499
[7]	United States Treasury Bill	0.135%	10/20/20	9,000	8,996
					47,208
Total Temporary Cash Investments (Cost $2,291,520)					2,291,831
Total Investments (102.3%) (Cost $58,621,393)					71,070,746
Other Assets and Liabilities-Net (-2.3%)					(1,624,199)
Net Assets (100%)					69,446,547
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,581,489,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $18,388,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,696,420,000 was received for securities on loan, of which $1,667,119,000 is held in Vanguard Market Liquidity Fund and $29,301,000 is held in cash.
7	Securities with a value of $36,478,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CPR—Contingent Payment Rights.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
55

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA982 082020

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (2.1%)
	Linde plc	14,966,557	3,174,556
	Air Products & Chemicals Inc.	6,292,310	1,519,341
	Ecolab Inc.	7,289,972	1,450,340
	Newmont Corp.	22,870,892	1,412,049
	DuPont de Nemours Inc.	20,912,872	1,111,101
	Dow Inc.	21,166,101	862,730
	PPG Industries Inc.	6,727,085	713,475
	Fastenal Co.	16,363,856	701,028
	Freeport-McMoRan Inc.	41,491,661	480,059
	LyondellBasell Industries NV Class A	7,138,834	469,164
	International Paper Co.	11,230,519	395,427
[1]	International Flavors & Fragrances Inc.	3,050,242	373,533
	FMC Corp.	3,692,519	367,849
	Nucor Corp.	8,605,055	356,335
	Celanese Corp. Class A	3,368,277	290,817
	RPM International Inc.	3,688,106	276,829
	Eastman Chemical Co.	3,873,502	269,751
[1]	Albemarle Corp.	3,034,639	234,305
	Royal Gold Inc.	1,870,705	232,566
	Reliance Steel & Aluminum Co.	1,814,983	172,296
	CF Industries Holdings Inc.	6,109,886	171,932
	Steel Dynamics Inc.	5,714,203	149,084
	Scotts Miracle-Gro Co.	1,103,717	148,417
*	Axalta Coating Systems Ltd.	6,033,177	136,048
	Mosaic Co.	10,859,092	135,847
	Ashland Global Holdings Inc.	1,731,989	119,680
	Valvoline Inc.	5,279,738	102,057
	Huntsman Corp.	5,669,713	101,885
	NewMarket Corp.	249,037	99,734
	W R Grace & Co.	1,872,165	95,125
	Balchem Corp.	914,180	86,719
	UFP Industries Inc.	1,667,118	82,539
*	Univar Solutions Inc.	4,793,205	80,813
	Chemours Co.	4,712,421	72,336
	Quaker Chemical Corp.	378,829	70,330
	Commercial Metals Co.	3,374,483	68,839
	PolyOne Corp.	2,618,894	68,694
*	Element Solutions Inc.	6,044,997	65,588
	HB Fuller Co.	1,445,776	64,482
[1]	Cleveland-Cliffs Inc.	11,492,075	63,436
	Sensient Technologies Corp.	1,194,928	62,327
*	Ingevity Corp.	1,159,390	60,949
	Cabot Corp.	1,616,065	59,875
*	Alcoa Corp.	5,286,741	59,423
	Stepan Co.	566,928	55,049
	Innospec Inc.	704,460	54,420
	Olin Corp.	4,551,404	52,296
	Hecla Mining Co.	15,061,495	49,251
	Westlake Chemical Corp.	913,362	49,002
	Compass Minerals International Inc.	959,459	46,774
[1]	United States Steel Corp.	6,312,607	45,577
	Minerals Technologies Inc.	960,086	45,057
*	Arconic Corp.	3,125,050	43,532
	Worthington Industries Inc.	1,003,291	37,423
	Materion Corp.	578,639	35,581
	Domtar Corp.	1,606,799	33,920
	Kaiser Aluminum Corp.	442,965	32,611
1

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Carpenter Technology Corp.	1,338,504	32,499
*	GCP Applied Technologies Inc.	1,677,846	31,174
*	Coeur Mining Inc.	6,130,070	31,141
	Schweitzer-Mauduit International Inc.	877,213	29,308
*	Ferro Corp.	2,325,346	27,765
	Neenah Inc.	464,621	22,980
	Warrior Met Coal Inc.	1,462,508	22,508
	Chase Corp.	194,498	19,936
	P H Glatfelter Co.	1,229,327	19,731
	Tronox Holdings plc Class A	2,354,332	16,998
*	Clearwater Paper Corp.	457,545	16,531
*	PQ Group Holdings Inc.	1,176,972	15,583
	GrafTech International Ltd.	1,920,752	15,328
*	Kraton Corp.	868,419	15,006
	Tredegar Corp.	846,997	13,044
	Schnitzer Steel Industries Inc. Class A	710,840	12,539
	Hawkins Inc.	280,320	11,936
	Arch Resources Inc.	397,750	11,300
*	Koppers Holdings Inc.	583,279	10,989
	Verso Corp. Class A	896,856	10,726
	American Vanguard Corp.	779,242	10,722
	Omega Flex Inc.	97,647	10,331
*	AdvanSix Inc.	834,522	9,797
*	Century Aluminum Co.	1,364,694	9,730
	FutureFuel Corp.	731,582	8,742
	Haynes International Inc.	363,127	8,483
	SunCoke Energy Inc.	2,663,409	7,884
[1]	US Silica Holdings Inc.	2,092,484	7,554
	Gold Resource Corp.	1,828,458	7,515
	Kronos Worldwide Inc.	658,631	6,856
	Peabody Energy Corp.	1,924,636	5,543
*,1	Uranium Energy Corp.	5,431,157	4,767
*	Ryerson Holding Corp.	841,613	4,738
*	Rayonier Advanced Materials Inc.	1,616,669	4,543
*	TimkenSteel Corp.	1,118,631	4,351
*,1	Energy Fuels Inc.	2,667,456	4,028
	Olympic Steel Inc.	302,343	3,553
	NACCO Industries Inc. Class A	151,945	3,540
*	Resolute Forest Products Inc.	1,670,830	3,525
*	Intrepid Potash Inc.	3,447,014	3,413
*	CONSOL Energy Inc.	655,451	3,323
*	AgroFresh Solutions Inc.	1,033,962	3,133
*,1	Marrone Bio Innovations Inc.	2,120,014	2,480
*	Universal Stainless & Alloy Products Inc.	275,820	2,372
*,1	Ur-Energy Inc.	4,610,759	2,341
*,1	Synalloy Corp.	280,770	2,100
*	Centrus Energy Corp. Class A	207,299	2,081
	Northern Technologies International Corp.	236,637	1,888
*	Contura Energy Inc.	526,551	1,601
*	Core Molding Technologies Inc.	379,867	1,565
*	Ampco-Pittsburgh Corp.	420,452	1,291
	United-Guardian Inc.	60,506	894
*	LSB Industries Inc.	681,035	790
*	Finjan Holdings Inc.	417,164	642
	Friedman Industries Inc.	125,686	635
*	Ramaco Resources Inc.	231,486	495
*,1	American Resources Corp. Class A	296,782	350
*,1	Hi-Crush Inc.	2,164,803	329
*	General Moly Inc.	1,633,202	328
	Hallador Energy Co.	471,119	309
*	United States Antimony Corp.	409,122	200
2

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Flexible Solutions International Inc.	86,857	177
	NL Industries Inc.	26,976	92
*	US Gold Corp.	12,675	86
*	Paramount Gold Nevada Corp.	65,976	82
*	Golden Minerals Co.	87,820	38
*	Solitario Zinc Corp.	107,374	34
			18,216,496
Consumer Goods (7.9%)
	Procter & Gamble Co.	70,566,225	8,437,604
	PepsiCo Inc.	39,549,628	5,230,834
	Coca-Cola Co.	110,173,647	4,922,559
*	Tesla Inc.	4,229,915	4,567,505
	NIKE Inc. Class B	35,341,023	3,465,187
	Philip Morris International Inc.	44,382,314	3,109,425
	Mondelez International Inc. Class A	40,676,428	2,079,786
	Altria Group Inc.	52,973,357	2,079,204
	Colgate-Palmolive Co.	24,418,415	1,788,893
	Activision Blizzard Inc.	21,953,969	1,666,306
	Kimberly-Clark Corp.	9,707,615	1,372,171
	Estee Lauder Cos. Inc. Class A	5,765,907	1,087,911
*	Electronic Arts Inc.	8,223,559	1,085,921
	General Mills Inc.	17,269,272	1,064,651
*	Lululemon Athletica Inc.	3,365,218	1,049,982
	General Motors Co.	36,708,343	928,721
	Constellation Brands Inc. Class A	4,551,578	796,299
	Clorox Co.	3,589,313	787,388
*	Monster Beverage Corp.	10,502,891	728,060
	Ford Motor Co.	111,432,603	677,510
	Stanley Black & Decker Inc.	4,553,227	634,629
	McCormick & Co. Inc. (Non-Voting)	3,522,940	632,051
	Archer-Daniels-Midland Co.	15,817,319	631,111
	Kraft Heinz Co.	19,160,140	611,017
	Aptiv plc	7,635,914	594,990
	Corteva Inc.	21,345,979	571,859
	Brown-Forman Corp. Class B	8,806,788	560,640
	Hershey Co.	4,202,299	544,702
	DR Horton Inc.	9,820,796	544,563
	Church & Dwight Co. Inc.	7,022,621	542,849
	VF Corp.	8,866,037	540,296
	Tyson Foods Inc. Class A	8,385,276	500,685
	Kellogg Co.	7,329,099	484,160
	Lennar Corp. Class A	7,734,862	476,622
	Conagra Brands Inc.	13,202,723	464,340
*	Take-Two Interactive Software Inc.	3,245,772	453,012
	Tiffany & Co.	3,461,112	422,048
	Garmin Ltd.	4,084,918	398,280
	Hormel Foods Corp.	7,662,308	369,860
	Genuine Parts Co.	3,911,156	340,114
	J M Smucker Co.	3,091,864	327,150
*	NVR Inc.	99,669	324,796
	Pool Corp.	1,079,453	293,471
	Keurig Dr Pepper Inc.	10,036,601	285,039
	Campbell Soup Co.	5,596,425	277,751
	Hasbro Inc.	3,705,326	277,714
	Lamb Weston Holdings Inc.	4,161,017	266,014
	Fortune Brands Home & Security Inc.	3,940,390	251,909
	PulteGroup Inc.	7,259,011	247,024
*	Zynga Inc. Class A	24,527,964	233,997
	Whirlpool Corp.	1,774,489	229,850
	BorgWarner Inc.	5,898,785	208,227
3

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	LKQ Corp.	7,810,304	204,630
	Lear Corp.	1,702,808	185,640
	Gentex Corp.	6,958,023	179,308
	Newell Brands Inc.	10,909,741	173,247
	Molson Coors Beverage Co. Class B	5,031,698	172,889
*,1	Beyond Meat Inc.	1,245,757	166,907
*	Mohawk Industries Inc.	1,637,820	166,665
	Thor Industries Inc.	1,497,218	159,499
	Bunge Ltd.	3,864,916	158,964
*	Deckers Outdoor Corp.	798,738	156,864
	Polaris Inc.	1,662,508	153,865
*	Post Holdings Inc.	1,753,287	153,623
	Ingredion Inc.	1,805,281	149,838
*	Helen of Troy Ltd.	719,643	135,696
*	Boston Beer Co. Inc. Class A	248,050	133,116
	Leggett & Platt Inc.	3,786,121	133,082
*	US Foods Holding Corp.	6,302,194	124,279
*	Herbalife Nutrition Ltd.	2,747,195	123,569
*	Skechers U.S.A. Inc. Class A	3,889,239	122,044
	Flowers Foods Inc.	5,112,830	114,323
*	Darling Ingredients Inc.	4,592,186	113,060
	Hanesbrands Inc.	9,939,126	112,213
	Toll Brothers Inc.	3,255,767	106,105
	Tapestry Inc.	7,908,204	105,021
	Harley-Davidson Inc.	4,353,941	103,493
*	Tempur Sealy International Inc.	1,399,404	100,687
	Carter's Inc.	1,240,080	100,074
	PVH Corp.	2,031,573	97,617
*	Fox Factory Holding Corp.	1,174,449	97,021
*,1	Mattel Inc.	9,922,977	95,955
*	YETI Holdings Inc.	2,237,069	95,590
	Ralph Lauren Corp. Class A	1,295,877	93,977
*	Freshpet Inc.	1,095,090	91,615
	Lancaster Colony Corp.	546,710	84,735
	Energizer Holdings Inc.	1,766,824	83,906
	LCI Industries	682,912	78,521
*	Meritage Homes Corp.	1,022,675	77,846
	WD-40 Co.	386,532	76,649
	KB Home	2,454,522	75,305
*	Hain Celestial Group Inc.	2,327,571	73,342
*	TreeHouse Foods Inc.	1,600,687	70,110
	Columbia Sportswear Co.	848,239	68,351
*	Taylor Morrison Home Corp. Class A	3,523,326	67,965
*	Crocs Inc.	1,822,606	67,108
	Sanderson Farms Inc.	569,353	65,982
*,1	iRobot Corp.	758,988	63,679
*	Capri Holdings Ltd.	3,995,368	62,448
	Winnebago Industries Inc.	908,873	60,549
	Primo Water Corp.	4,354,207	59,870
	Goodyear Tire & Rubber Co.	6,684,731	59,795
	Nu Skin Enterprises Inc. Class A	1,493,101	57,081
	Steven Madden Ltd.	2,261,753	55,843
*	Visteon Corp.	797,471	54,627
*	TRI Pointe Group Inc.	3,712,583	54,538
	Spectrum Brands Holdings Inc.	1,177,564	54,050
	J & J Snack Foods Corp.	423,953	53,897
*	LGI Homes Inc.	609,128	53,622
*	Under Armour Inc. Class A	5,487,152	53,445
*	Dorman Products Inc.	787,500	52,818
	Wolverine World Wide Inc.	2,188,699	52,113
	Reynolds Consumer Products Inc.	1,495,024	51,937
4

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	MDC Holdings Inc.	1,448,891	51,725
	Dana Inc.	4,127,035	50,309
*	Under Armour Inc. Class C	5,553,056	49,089
*	Cavco Industries Inc.	250,360	48,282
*	Edgewell Personal Care Co.	1,539,211	47,962
	Callaway Golf Co.	2,670,516	46,761
[1]	B&G Foods Inc.	1,815,371	44,259
*	Fitbit Inc. Class A	6,810,596	43,996
	Medifast Inc.	310,742	43,122
*	Hostess Brands Inc. Class A	3,399,480	41,542
*	Knowles Corp.	2,631,959	40,164
	Herman Miller Inc.	1,670,474	39,440
	Cooper Tire & Rubber Co.	1,415,075	39,070
	Vector Group Ltd.	3,735,676	37,581
	HNI Corp.	1,224,680	37,438
*	Glu Mobile Inc.	3,997,200	37,054
*	Gentherm Inc.	940,475	36,584
	Sturm Ruger & Co. Inc.	465,515	35,379
*	Cal-Maine Foods Inc.	792,113	35,233
	La-Z-Boy Inc.	1,293,616	35,005
*	Skyline Champion Corp.	1,428,348	34,766
*	Delphi Technologies plc	2,444,867	34,742
	Coty Inc. Class A	7,711,368	34,470
*	Central Garden & Pet Co. Class A	1,013,334	34,241
*	Sonos Inc.	2,340,409	34,240
	Acushnet Holdings Corp.	960,718	33,423
*	Smith & Wesson Brands Inc.	1,490,049	32,066
*	American Woodmark Corp.	420,824	31,835
*	Sleep Number Corp.	761,164	31,695
	Calavo Growers Inc.	486,268	30,591
*	Malibu Boats Inc. Class A	576,631	29,956
	Coca-Cola Consolidated Inc.	130,483	29,905
	Universal Corp.	678,267	28,833
*	M/I Homes Inc.	820,220	28,248
	Steelcase Inc. Class A	2,187,085	26,376
[1]	Kontoor Brands Inc.	1,469,909	26,179
	Lennar Corp. Class B	556,529	25,650
*	Century Communities Inc.	824,395	25,276
[1]	Camping World Holdings Inc. Class A	910,481	24,729
*	USANA Health Sciences Inc.	330,329	24,256
*	Pilgrim's Pride Corp.	1,407,788	23,778
*	Vista Outdoor Inc.	1,591,559	22,998
	Inter Parfums Inc.	472,115	22,732
*	American Axle & Manufacturing Holdings Inc.	2,985,340	22,689
*	BellRing Brands Inc. Class A	1,110,314	22,140
*	elf Beauty Inc.	1,159,932	22,120
	Standard Motor Products Inc.	533,613	21,985
[1]	Levi Strauss & Co. Class A	1,583,870	21,224
	John B Sanfilippo & Son Inc.	245,273	20,929
*,1	National Beverage Corp.	337,733	20,608
	Seaboard Corp.	6,880	20,185
	Fresh Del Monte Produce Inc.	792,667	19,515
	Oxford Industries Inc.	438,601	19,303
	ACCO Brands Corp.	2,664,348	18,917
	Knoll Inc.	1,416,742	17,270
*,1	GoPro Inc. Class A	3,447,520	16,410
[1]	Tootsie Roll Industries Inc.	466,941	16,002
*	G-III Apparel Group Ltd.	1,189,195	15,804
*	Stoneridge Inc.	724,796	14,974
	Signet Jewelers Ltd.	1,425,518	14,640
*	Universal Electronics Inc.	309,849	14,507
5

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	MGP Ingredients Inc.	383,209	14,066
	Interface Inc. Class A	1,683,601	13,705
*	Central Garden & Pet Co.	375,601	13,518
	Johnson Outdoors Inc. Class A	143,760	13,085
	National Presto Industries Inc.	145,765	12,738
	Kimball International Inc. Class B	1,009,180	11,666
	Andersons Inc.	833,173	11,464
*	Tenneco Inc. Class A	1,464,804	11,074
*,2	Lifevantage Corp.	792,935	10,721
*,1	Motorcar Parts of America Inc.	584,271	10,324
*	MasterCraft Boat Holdings Inc.	529,487	10,087
	Alico Inc.	317,747	9,901
*,1	Celsius Holdings Inc.	760,229	8,948
	Limoneira Co.	593,312	8,597
	Clarus Corp.	716,229	8,294
	Ethan Allen Interiors Inc.	692,745	8,195
*,1	Veru Inc.	2,435,099	8,133
*	Beazer Homes USA Inc.	792,006	7,976
*	Green Brick Partners Inc.	661,222	7,835
*,1	Lovesac Co.	297,476	7,803
*,1	Nautilus Inc.	817,099	7,575
	Hooker Furniture Corp.	377,372	7,340
*,1	Akoustis Technologies Inc.	879,110	7,288
	Oil-Dri Corp. of America	209,425	7,267
*,1	XPEL Inc.	430,919	6,740
*	Seneca Foods Corp. Class A	197,843	6,689
[1]	Tupperware Brands Corp.	1,371,793	6,516
	Rocky Brands Inc.	309,693	6,367
*	Cooper-Standard Holdings Inc.	468,855	6,212
*	Fossil Group Inc.	1,295,446	6,024
*	Unifi Inc.	465,553	5,996
*	Landec Corp.	740,154	5,892
[1]	Turning Point Brands Inc.	222,195	5,535
*,1	GrowGeneration Corp.	806,556	5,517
*	Craft Brew Alliance Inc.	344,815	5,307
*,1	Turtle Beach Corp.	346,228	5,096
*	US Auto Parts Network Inc.	577,382	5,000
	Movado Group Inc.	443,817	4,811
*,1	New Age Beverages Corp.	3,096,562	4,738
*,1	Lakeland Industries Inc.	206,607	4,634
	Weyco Group Inc.	193,893	4,186
*	Farmer Bros Co.	543,382	3,988
	Superior Group of Cos. Inc.	281,058	3,766
*,1	Funko Inc. Class A	585,723	3,397
*,1	Arcimoto Inc.	627,149	3,336
*,1	VOXX International Corp. Class A	558,673	3,229
*	Hovnanian Enterprises Inc. Class A	136,508	3,193
	Culp Inc.	360,480	3,104
	Escalade Inc.	203,212	2,837
*,1	22nd Century Group Inc.	3,650,521	2,790
	Marine Products Corp.	201,101	2,785
*	Vera Bradley Inc.	617,233	2,741
	Flexsteel Industries Inc.	205,657	2,597
*	Delta Apparel Inc.	211,648	2,565
*,1	Casper Sleep Inc.	282,181	2,531
*	Legacy Housing Corp.	175,028	2,489
	Strattec Security Corp.	154,397	2,461
*	Nature's Sunshine Products Inc.	272,379	2,454
*,1	ZAGG Inc.	780,631	2,451
	Hamilton Beach Brands Holding Co. Class A	192,248	2,288
	Ocean Bio-Chem Inc.	149,450	2,085
6

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Lifetime Brands Inc.	304,548	2,047
*,1	Eastman Kodak Co.	882,036	1,967
	Bassett Furniture Industries Inc.	259,296	1,906
*,1	Revlon Inc. Class A	177,613	1,758
	Acme United Corp.	74,339	1,708
*,1	Vuzix Corp.	699,898	1,673
*,1	Alkaline Water Co. Inc.	1,103,203	1,578
*	Natural Alternatives International Inc.	213,596	1,470
*,1	cbdMD Inc.	678,500	1,296
*	S&W Seed Co.	431,256	983
	Kewaunee Scientific Corp.	97,556	906
*	Bridgford Foods Corp.	52,027	862
*	Shiloh Industries Inc.	465,350	754
	Superior Industries International Inc.	435,941	741
	Rocky Mountain Chocolate Factory Inc.	162,623	691
*	Coffee Holding Co. Inc.	230,234	686
*	Reed's Inc.	681,674	653
*	Arcadia Biosciences Inc.	165,644	623
	Crown Crafts Inc.	123,894	605
*	RiceBran Technologies	695,111	576
	Mannatech Inc.	37,357	553
*,1	Youngevity International Inc.	363,755	520
*	Vince Holding Corp.	85,346	474
*	New Home Co. Inc.	136,011	457
*	Charles & Colvard Ltd.	609,632	445
*	Willamette Valley Vineyards Inc.	66,863	405
*	LS Starrett Co. Class A	85,681	290
*	Greenlane Holdings Inc. Class A	56,000	223
*,1	JAKKS Pacific Inc.	260,169	213
	Jerash Holdings US Inc.	41,854	204
*,1	Sequential Brands Group Inc.	860,887	181
	CompX International Inc.	12,502	173
*	Zedge Inc. Class B	81,694	121
*	Lifeway Foods Inc.	43,222	99
	P&F Industries Inc. Class A	19,462	97
*	Unique Fabricating Inc.	26,466	84
*	Hovnanian Enterprises Inc. Class B	772	18
*	Cyanotech Corp.	600	1
			68,905,485
Consumer Services (14.0%)
*	Amazon.com Inc.	12,084,402	33,338,690
	Home Depot Inc.	30,655,371	7,679,477
	Walt Disney Co.	51,482,023	5,740,760
*	Netflix Inc.	12,536,027	5,704,394
	Comcast Corp. Class A	129,812,324	5,060,084
	Walmart Inc.	40,386,945	4,837,548
	McDonald's Corp.	21,188,546	3,908,651
	Costco Wholesale Corp.	12,586,759	3,816,431
	Lowe's Cos. Inc.	21,517,378	2,907,428
	Starbucks Corp.	33,290,739	2,449,866
	CVS Health Corp.	37,254,225	2,420,407
*	Charter Communications Inc. Class A	4,117,896	2,100,292
*	Booking Holdings Inc.	1,166,556	1,857,554
	Target Corp.	14,247,064	1,708,650
	TJX Cos. Inc.	30,725,484	1,553,481
	Dollar General Corp.	7,173,838	1,366,688
*	Uber Technologies Inc.	32,125,913	998,473
	eBay Inc.	19,022,945	997,753
	Walgreens Boots Alliance Inc.	21,251,558	900,854
*	O'Reilly Automotive Inc.	2,115,601	892,086
7

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Ross Stores Inc.	10,128,355	863,341
*	Chipotle Mexican Grill Inc. Class A	794,160	835,742
	Sysco Corp.	13,740,777	751,071
*	AutoZone Inc.	665,548	750,818
	Yum! Brands Inc.	8,583,294	745,974
	Kroger Co.	21,283,736	720,454
	McKesson Corp.	4,619,790	708,768
*	Dollar Tree Inc.	6,761,343	626,641
	Marriott International Inc. Class A	6,923,726	593,571
	Hilton Worldwide Holdings Inc.	7,908,739	580,897
	Best Buy Co. Inc.	6,624,322	578,105
	Southwest Airlines Co.	16,813,882	574,699
*	Liberty Broadband Corp. Class C	4,606,891	571,070
[1]	Delta Air Lines Inc.	18,194,213	510,348
*	Copart Inc.	6,019,736	501,263
	Las Vegas Sands Corp.	10,896,868	496,243
*	Trade Desk Inc. Class A	1,166,927	474,356
	Tractor Supply Co.	3,299,292	434,814
*	CarMax Inc.	4,646,729	416,115
	Domino's Pizza Inc.	1,115,554	412,130
	AmerisourceBergen Corp. Class A	4,052,366	408,357
*	Burlington Stores Inc.	1,877,473	369,731
	ViacomCBS Inc. Class B	15,594,041	363,653
*	Etsy Inc.	3,381,026	359,166
	FactSet Research Systems Inc.	1,078,640	354,301
*,1	Wayfair Inc. Class A	1,737,706	343,388
*	Roku Inc. Class A	2,903,450	338,339
	Omnicom Group Inc.	6,117,039	333,990
*	Peloton Interactive Inc. Class A	5,581,635	322,451
	Expedia Group Inc.	3,867,091	317,875
*	Ulta Beauty Inc.	1,527,284	310,680
	Darden Restaurants Inc.	3,673,135	278,313
	Cable One Inc.	153,578	272,578
*	United Airlines Holdings Inc.	7,856,036	271,897
	Advance Auto Parts Inc.	1,868,826	266,214
	Fox Corp. Class A	9,416,594	252,553
*,1	DraftKings Inc. Class A	7,532,055	250,516
[1]	Royal Caribbean Cruises Ltd.	4,781,405	240,505
*	DISH Network Corp. Class A	6,928,462	239,101
*,1	Carvana Co. Class A	1,974,868	237,379
*	Chegg Inc.	3,356,516	225,759
[1]	Carnival Corp.	13,697,246	224,909
	MGM Resorts International	12,653,459	212,578
	Vail Resorts Inc.	1,146,864	208,901
	Wynn Resorts Ltd.	2,778,242	206,951
*	Bright Horizons Family Solutions Inc.	1,721,049	201,707
*	Lyft Inc. Class A	5,958,110	196,677
	Interpublic Group of Cos. Inc.	11,132,702	191,037
*,1	Caesars Entertainment Corp.	15,631,744	189,613
	Service Corp. International	4,815,508	187,275
[1]	American Airlines Group Inc.	14,198,889	185,580
*	Grubhub Inc.	2,628,312	184,770
[1]	Sirius XM Holdings Inc.	31,220,735	183,266
*	Altice USA Inc. Class A	8,065,756	181,802
	Williams-Sonoma Inc.	2,206,697	180,971
	New York Times Co. Class A	4,264,555	179,239
	Rollins Inc.	4,209,137	178,425
*	Live Nation Entertainment Inc.	3,987,567	176,769
*	Discovery Inc. Class C	9,007,255	173,480
*	Liberty Media Corp.-Liberty Formula One Class C	5,377,801	170,530
*	Five Below Inc.	1,583,111	169,250
8

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	News Corp. Class A	13,851,375	164,277
	Casey's General Stores Inc.	1,050,710	157,102
	Dunkin' Brands Group Inc.	2,344,062	152,903
*	Floor & Decor Holdings Inc. Class A	2,639,705	152,179
	Nielsen Holdings plc	10,187,373	151,384
*	Ollie's Bargain Outlet Holdings Inc.	1,549,231	151,282
*	Liberty Media Corp.-Liberty SiriusXM Class C	4,322,292	148,903
*	IAA Inc.	3,825,991	147,569
	Aramark	6,499,551	146,695
*	BJ's Wholesale Club Holdings Inc.	3,926,136	146,327
*	Planet Fitness Inc. Class A	2,286,933	138,520
*	SiteOne Landscape Supply Inc.	1,186,085	135,178
*	ServiceMaster Global Holdings Inc.	3,775,818	134,759
	Fox Corp. Class B	4,856,211	130,341
	Churchill Downs Inc.	954,895	127,144
	Alaska Air Group Inc.	3,500,178	126,916
*	Grand Canyon Education Inc.	1,353,142	122,500
*,1	Norwegian Cruise Line Holdings Ltd.	7,340,211	120,600
	Wingstop Inc.	839,872	116,717
	Dolby Laboratories Inc. Class A	1,732,415	114,114
	Wyndham Hotels & Resorts Inc.	2,667,569	113,692
*,1	Penn National Gaming Inc.	3,682,200	112,454
	Wendy's Co.	5,093,662	110,940
*	Performance Food Group Co.	3,787,477	110,367
*	RH	440,011	109,519
*	frontdoor Inc.	2,416,708	107,133
*	Qurate Retail Inc. Class A	11,029,705	104,782
	Nexstar Media Group Inc. Class A	1,230,482	102,979
	Gap Inc.	8,013,118	101,126
	Texas Roadhouse Inc. Class A	1,877,246	98,687
	Strategic Education Inc.	635,645	97,667
*,1	Discovery Inc. Class A	4,514,344	95,253
	L Brands Inc.	6,334,230	94,823
*,1	Eldorado Resorts Inc.	2,335,729	93,569
	Kohl's Corp.	4,451,150	92,450
	Lithia Motors Inc. Class A	595,510	90,119
*	Murphy USA Inc.	790,856	89,043
	Aaron's Inc.	1,920,738	87,202
	Foot Locker Inc.	2,987,157	87,106
*	Sprouts Farmers Market Inc.	3,359,229	85,963
	Morningstar Inc.	605,634	85,376
*	Grocery Outlet Holding Corp.	2,084,728	85,057
*	Stamps.com Inc.	461,691	84,808
*	AutoNation Inc.	2,239,071	84,144
*	JetBlue Airways Corp.	7,717,385	84,120
	Marriott Vacations Worldwide Corp.	999,184	82,143
	Choice Hotels International Inc.	1,023,995	80,793
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,293,064	79,157
	H&R Block Inc.	5,497,476	78,504
*	Madison Square Garden Sports Corp.	529,245	77,741
	Cracker Barrel Old Country Store Inc.	685,261	76,002
	AMERCO	250,450	75,684
*	LiveRamp Holdings Inc.	1,780,599	75,622
*,1	Chewy Inc. Class A	1,684,344	75,273
	Dick's Sporting Goods Inc.	1,750,385	72,221
	Papa John's International Inc.	879,284	69,824
	TEGNA Inc.	6,183,489	68,884
*	National Vision Holdings Inc.	2,255,877	68,849
	Wyndham Destinations Inc.	2,441,128	68,791
*	2U Inc.	1,729,522	65,653
*,1	Warner Music Group Corp. Class A	2,209,636	65,184
9

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Sabre Corp.	7,866,104	63,401
[1]	Macy's Inc.	8,867,134	61,006
*	Cargurus Inc. Class A	2,404,390	60,951
	World Wrestling Entertainment Inc. Class A	1,318,447	57,287
*,1	Shake Shack Inc. Class A	1,041,833	55,196
	TripAdvisor Inc.	2,788,503	53,009
	Extended Stay America Inc.	4,587,068	51,329
	KAR Auction Services Inc.	3,687,808	50,744
	Hyatt Hotels Corp. Class A	1,005,525	50,568
	Monro Inc.	896,738	49,267
[1]	Nordstrom Inc.	3,148,950	48,777
*	Cardlytics Inc.	693,686	48,544
	Jack in the Box Inc.	647,531	47,976
	John Wiley & Sons Inc. Class A	1,219,813	47,573
*	Hilton Grand Vacations Inc.	2,413,009	47,174
	Big Lots Inc.	1,120,790	47,073
	Boyd Gaming Corp.	2,189,289	45,756
[1]	American Eagle Outfitters Inc.	4,196,187	45,738
*	Yelp Inc. Class A	1,976,212	45,710
*	Simply Good Foods Co.	2,432,210	45,190
	Six Flags Entertainment Corp.	2,299,824	44,180
	SkyWest Inc.	1,346,127	43,911
*,1	Spirit Airlines Inc.	2,461,886	43,822
	PriceSmart Inc.	711,263	42,911
*	Madison Square Garden Entertainment Corp.	561,075	42,081
*	Adtalem Global Education Inc.	1,340,869	41,768
*	Sally Beauty Holdings Inc.	3,235,410	40,540
*	Asbury Automotive Group Inc.	520,033	40,214
[1]	Allegiant Travel Co. Class A	361,610	39,491
	Graham Holdings Co. Class B	113,010	38,725
	Rent-A-Center Inc.	1,386,844	38,582
	Rush Enterprises Inc. Class A	891,149	36,947
[1]	Bed Bath & Beyond Inc.	3,451,563	36,587
*,1	Stitch Fix Inc. Class A	1,454,942	36,286
	Office Depot Inc.	15,072,927	35,421
	Penske Automotive Group Inc.	894,709	34,634
*	Vroom Inc.	659,957	34,410
*,1	Avis Budget Group Inc.	1,494,662	34,213
*	WW International Inc.	1,340,528	34,023
	Cinemark Holdings Inc.	2,870,121	33,150
*	Gray Television Inc.	2,369,962	33,061
	Group 1 Automotive Inc.	496,268	32,739
*	Upwork Inc.	2,255,306	32,567
	Core-Mark Holding Co. Inc.	1,271,829	31,739
*	Overstock.com Inc.	1,106,582	31,460
*	Laureate Education Inc. Class A	3,065,676	30,549
*	Perdoceo Education Corp.	1,902,164	30,302
*	Liberty Broadband Corp. Class A	246,633	30,136
	Brinker International Inc.	1,252,770	30,067
*	K12 Inc.	1,093,894	29,798
*	Digital Turbine Inc.	2,249,327	28,274
[1]	Sinclair Broadcast Group Inc. Class A	1,523,338	28,121
*	United Natural Foods Inc.	1,512,842	27,549
[1]	Cheesecake Factory Inc.	1,168,028	26,771
*	Urban Outfitters Inc.	1,688,914	25,705
*,1	Rite Aid Corp.	1,493,922	25,486
*	Scientific Games Corp.	1,607,946	24,859
*	Liberty Media Corp.-Liberty Formula One Class A	850,357	24,813
*	AMC Networks Inc. Class A	1,044,995	24,442
	Bloomin' Brands Inc.	2,276,900	24,272
*,1	ANGI Homeservices Inc. Class A	1,952,083	23,718
10

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Selectquote Inc.	934,998	23,684
	Weis Markets Inc.	466,563	23,384
*	SeaWorld Entertainment Inc.	1,447,131	21,432
*	Liberty Media Corp.-Liberty Braves Class C	1,042,261	20,574
	Red Rock Resorts Inc. Class A	1,877,119	20,479
	SpartanNash Co.	943,720	20,054
[1]	PetMed Express Inc.	551,563	19,658
	Sonic Automotive Inc. Class A	602,365	19,221
*	TechTarget Inc.	636,531	19,115
	Abercrombie & Fitch Co. Class A	1,789,315	19,038
	Dine Brands Global Inc.	449,725	18,933
*	Rubicon Project Inc.	2,743,627	18,300
	Scholastic Corp.	610,102	18,266
[1]	Dave & Buster's Entertainment Inc.	1,365,181	18,198
	Hawaiian Holdings Inc.	1,288,966	18,097
*	Lions Gate Entertainment Corp. Class B	2,638,789	18,023
*	EverQuote Inc. Class A	308,162	17,923
*	Boot Barn Holdings Inc.	823,525	17,755
*,1	RealReal Inc.	1,381,861	17,674
*,1	Accel Entertainment Inc.	1,813,010	17,459
	Ingles Markets Inc. Class A	402,369	17,330
	Matthews International Corp. Class A	850,775	16,250
*	Sportsman's Warehouse Holdings Inc.	1,138,601	16,225
*,1	Lions Gate Entertainment Corp. Class A	2,144,468	15,891
	Meredith Corp.	1,091,314	15,879
*	Zumiez Inc.	575,081	15,746
*	Denny's Corp.	1,517,253	15,324
*,1	Michaels Cos. Inc.	2,157,408	15,253
*	America's Car-Mart Inc.	168,194	14,779
[1]	Franchise Group Inc.	673,566	14,738
*	Quotient Technology Inc.	1,973,065	14,443
[1]	Children's Place Inc.	385,515	14,426
*	QuinStreet Inc.	1,303,122	13,631
*,1	iHeartMedia Inc. Class A	1,624,773	13,567
*	1-800-Flowers.com Inc. Class A	674,765	13,509
*	BrightView Holdings Inc.	1,202,066	13,463
*,1	Vivint Smart Home Inc.	776,300	13,453
*	MarineMax Inc.	595,827	13,341
*	Monarch Casino & Resort Inc.	384,332	13,098
*	SP Plus Corp.	628,858	13,024
	EW Scripps Co. Class A	1,478,806	12,940
	BJ's Restaurants Inc.	613,730	12,852
*	American Public Education Inc.	432,743	12,809
[1]	Buckle Inc.	801,888	12,574
*,1	Groupon Inc. Class A	687,718	12,461
*	Chefs' Warehouse Inc.	902,890	12,261
	Designer Brands Inc. Class A	1,752,178	11,862
*	MSG Networks Inc. Class A	1,189,509	11,836
	Winmark Corp.	67,877	11,623
*	Lumber Liquidators Holdings Inc.	787,021	10,908
	Viad Corp.	569,244	10,827
*	Clear Channel Outdoor Holdings Inc.	10,163,212	10,570
*	Cars.com Inc.	1,820,148	10,484
*	Hibbett Sports Inc.	497,904	10,426
	Guess? Inc.	1,063,566	10,285
*,1	At Home Group Inc.	1,510,035	9,800
*,1	HF Foods Group Inc.	1,079,144	9,766
	Twin River Worldwide Holdings Inc.	432,812	9,647
	Caleres Inc.	1,114,907	9,298
	Collectors Universe Inc.	263,597	9,036
*	Clean Energy Fuels Corp.	3,934,637	8,735
11

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Carriage Services Inc. Class A	475,058	8,608
*	Genesco Inc.	387,551	8,394
	Marcus Corp.	630,851	8,371
	Systemax Inc.	402,152	8,260
	News Corp. Class B	658,934	7,874
*	Titan Machinery Inc.	704,565	7,652
*,1	GameStop Corp. Class A	1,726,742	7,494
	Shoe Carnival Inc.	243,919	7,140
*	TrueCar Inc.	2,755,353	7,109
*,1	Revolve Group Inc. Class A	471,012	6,999
*	Chuy's Holdings Inc.	468,760	6,975
*	El Pollo Loco Holdings Inc.	471,635	6,961
	Ruth's Hospitality Group Inc.	852,074	6,953
	Village Super Market Inc. Class A	247,358	6,857
*,1	Daily Journal Corp.	25,274	6,824
[1]	AMC Entertainment Holdings Inc. Class A	1,521,097	6,526
	Haverty Furniture Cos. Inc.	402,249	6,436
*	Universal Technical Institute Inc.	879,658	6,114
*	Aspen Group Inc.	665,010	6,018
	National CineMedia Inc.	2,007,893	5,963
*	Boston Omaha Corp. Class A	370,603	5,930
	Nathan's Famous Inc.	105,338	5,924
	Citi Trends Inc.	286,431	5,792
*	Liquidity Services Inc.	970,270	5,783
*	Noodles & Co. Class A	940,036	5,687
*	Liberty Media Corp.-Liberty Braves Class A	280,496	5,632
*,1	Waitr Holdings Inc.	2,136,937	5,620
*	Houghton Mifflin Harcourt Co.	3,097,144	5,606
*	Regis Corp.	652,761	5,340
*	comScore Inc.	1,720,013	5,332
	Wayside Technology Group Inc.	204,596	5,258
	Cato Corp. Class A	595,368	4,870
[1]	Dillard's Inc. Class A	187,056	4,824
*	Lindblad Expeditions Holdings Inc.	610,468	4,713
*	Carrols Restaurant Group Inc.	972,026	4,705
*	Hemisphere Media Group Inc. Class A	472,660	4,646
	Entercom Communications Corp. Class A	3,356,559	4,632
	Chico's FAS Inc.	3,330,225	4,596
*	Fiesta Restaurant Group Inc.	713,508	4,552
	Gannett Co. Inc.	3,294,405	4,546
*	Golden Entertainment Inc.	485,967	4,335
	Tilly's Inc. Class A	754,341	4,277
*	MDC Partners Inc. Class A	1,952,546	4,061
*	Gaia Inc. Class A	482,474	4,043
*	Liberty TripAdvisor Holdings Inc. Class A	1,852,182	3,945
	Natural Grocers by Vitamin Cottage Inc.	261,649	3,893
*,1	Alta Equipment Group Inc.	496,300	3,856
*,1	Party City Holdco Inc.	2,542,218	3,788
*,1	Conn's Inc.	368,611	3,719
	RCI Hospitality Holdings Inc.	258,506	3,583
*,1	Red Robin Gourmet Burgers Inc.	349,374	3,564
*,1	A-Mark Precious Metals Inc.	184,872	3,522
*,1	Hertz Global Holdings Inc.	2,480,357	3,497
	Tribune Publishing Co.	348,497	3,482
*,1	Drive Shack Inc.	1,829,837	3,385
*	Mesa Air Group Inc.	934,774	3,216
	Saga Communications Inc. Class A	118,530	3,034
*,1	Blink Charging Co.	521,114	2,960
*	Express Inc.	1,921,945	2,960
*	OneWater Marine Inc. Class A	114,173	2,772
*	PlayAGS Inc.	798,443	2,699
12

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	J Alexander's Holdings Inc. Class A	546,582	2,689
*	Century Casinos Inc.	599,954	2,490
*	Envela Corp.	406,268	2,478
*	Zovio Inc. Class A	809,284	2,476
*	TravelCenters of America Inc.	154,862	2,385
*,1	Duluth Holdings Inc. Class B	311,560	2,296
*	Reading International Inc. Class A	532,243	2,262
*	Lands' End Inc.	272,581	2,192
*,1	Blue Apron Holdings Inc. Class A	194,549	2,158
*,1	LiveXLive Media Inc.	585,301	2,119
	Emerald Holding Inc.	654,750	2,017
*	Kura Sushi USA Inc. Class A	136,273	1,946
	Entravision Communications Corp. Class A	1,328,107	1,899
*	Fluent Inc.	1,032,518	1,838
*,1	Container Store Group Inc.	563,280	1,825
*,1	Cumulus Media Inc. Class A	451,713	1,784
*,1	Leaf Group Ltd.	432,519	1,587
*,1	Marchex Inc. Class B	968,568	1,530
*	Barnes & Noble Education Inc.	954,599	1,527
*	Biglari Holdings Inc. Class A	4,283	1,435
*,1	Lee Enterprises Inc.	1,439,334	1,411
*,1	Red Lion Hotels Corp.	544,100	1,268
[1]	Tailored Brands Inc.	1,333,636	1,251
*,1	GNC Holdings Inc. Class A	2,187,089	1,203
*,1	Net Element Inc.	135,845	1,183
	Educational Development Corp.	122,697	1,180
*	Urban One Inc.	614,875	1,174
*,1	Potbelly Corp.	502,785	1,146
[1]	Big 5 Sporting Goods Corp.	576,882	1,119
	Townsquare Media Inc. Class A	239,377	1,070
*	Full House Resorts Inc.	803,159	1,068
	Value Line Inc.	36,763	992
*	Albertsons Cos. Inc. Class A	62,913	992
*,1	Chicken Soup For The Soul Entertainment Inc. Class A	131,647	910
*	Travelzoo	153,651	867
*	Biglari Holdings Inc. Class B	12,371	853
*	Build-A-Bear Workshop Inc.	380,602	830
*	iMedia Brands Inc.	229,675	797
*	RealNetworks Inc.	585,135	761
*	FlexShopper Inc.	424,874	739
	Beasley Broadcast Group Inc. Class A	297,756	724
*,1	Destination XL Group Inc.	1,098,835	715
*	HyreCar Inc.	238,994	700
*,1	ONE Group Hospitality Inc.	398,718	650
	Ark Restaurants Corp.	42,422	526
*,1	SRAX Inc. Class A	204,105	516
	A H Belo Corp. Class A	270,109	467
*	Good Times Restaurants Inc.	350,735	431
*,1	Kirkland's Inc.	153,618	416
*	VistaGen Therapeutics Inc.	735,612	388
*	BBQ Holdings Inc.	118,073	387
	Canterbury Park Holding Corp.	35,605	383
*,1	Dolphin Entertainment Inc.	427,208	372
*	Mediaco Holding Inc. Class A	67,571	352
*	Profire Energy Inc.	396,273	330
*	Harte Hanks Inc.	104,139	317
*	Tandy Leather Factory Inc.	93,624	313
*,1	Francesca's Holdings Corp.	81,140	312
	Rush Enterprises Inc. Class B	7,769	277
*,1	Ascena Retail Group Inc.	179,430	262
*,1	Monaker Group Inc.	129,486	253
13

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Salem Media Group Inc. Class A	220,213	249
*,1	Eastside Distilling Inc.	144,325	211
*,1	Stein Mart Inc.	499,303	210
*	Lazydays Holdings Inc.	21,194	185
*,1	J. Jill Inc.	217,239	150
*,1	BioHiTech Global Inc.	50,469	127
*	Luby's Inc.	81,695	118
*	Rave Restaurant Group Inc.	135,922	102
*	Town Sports International Holdings Inc.	157,546	85
*,1	RTW Retailwinds Inc.	260,051	52
*,1	FAT Brands Inc.	13,323	45
*	SPAR Group Inc.	51,600	39
*	Live Ventures Inc.	3,993	38
*,1,3	SRAX Inc. Rights	148,260	27
*,3	Universal Travel Group	42,843	—
	ODP Corp.	4,165	—
			122,597,390
Financials (16.2%)
*	Berkshire Hathaway Inc. Class B	52,329,990	9,341,427
	Visa Inc. Class A	47,860,095	9,245,135
	Mastercard Inc. Class A	25,472,132	7,532,109
	JPMorgan Chase & Co.	76,899,506	7,233,168
	Bank of America Corp.	220,472,752	5,236,228
	American Tower Corp.	12,635,323	3,266,736
	Citigroup Inc.	59,313,875	3,030,939
	Wells Fargo & Co.	105,070,881	2,689,815
	S&P Global Inc.	6,864,142	2,261,598
	BlackRock Inc.	4,127,095	2,245,511
	Crown Castle International Corp.	11,878,330	1,987,839
	Prologis Inc.	21,049,031	1,964,506
	Goldman Sachs Group Inc.	9,799,847	1,936,646
	Equinix Inc.	2,522,814	1,771,772
	CME Group Inc.	10,221,092	1,661,336
	American Express Co.	17,202,607	1,637,688
	Morgan Stanley	33,673,479	1,626,429
	Marsh & McLennan Cos. Inc.	14,542,642	1,561,443
	Truist Financial Corp.	38,392,782	1,441,649
	Intercontinental Exchange Inc.	15,594,820	1,428,486
	US Bancorp	38,619,949	1,421,987
	Chubb Ltd.	10,935,369	1,384,636
	Progressive Corp.	16,681,994	1,336,395
	Aon plc Class A	6,586,184	1,268,499
	Moody's Corp.	4,540,279	1,247,351
	PNC Financial Services Group Inc.	11,481,511	1,207,970
	Charles Schwab Corp.	33,023,469	1,114,212
	Digital Realty Trust Inc.	7,647,478	1,086,783
	Blackstone Group Inc. Class A	19,088,089	1,081,531
	SBA Communications Corp. Class A	3,180,365	947,494
	Bank of New York Mellon Corp.	22,700,583	877,378
	Allstate Corp.	8,946,863	867,756
	Travelers Cos. Inc.	7,206,566	821,909
	Public Storage	4,231,380	811,960
	Capital One Financial Corp.	12,967,440	811,632
*	CoStar Group Inc.	1,122,518	797,740
	IHS Markit Ltd.	10,226,315	772,087
	American International Group Inc.	24,540,722	765,180
	T. Rowe Price Group Inc.	6,157,894	760,500
	MSCI Inc. Class A	2,263,042	755,449
	Willis Towers Watson plc	3,672,013	723,203
	MetLife Inc.	19,364,489	707,191
14

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Aflac Inc.	19,418,618	699,653
	Prudential Financial Inc.	11,251,667	685,227
	Equity Residential	10,601,381	623,573
	AvalonBay Communities Inc.	4,010,317	620,155
	Welltower Inc.	11,898,829	615,764
	State Street Corp.	9,524,582	605,287
	Simon Property Group Inc.	8,713,507	595,830
	Alexandria Real Estate Equities Inc.	3,595,840	583,425
	Realty Income Corp.	9,786,184	582,278
	Arthur J Gallagher & Co.	5,412,161	527,632
	Ameriprise Financial Inc.	3,483,992	522,738
	First Republic Bank	4,877,132	516,927
	MarketAxess Holdings Inc.	1,027,127	514,508
	Weyerhaeuser Co.	21,285,128	478,064
[1]	KKR & Co. Inc.	15,152,494	467,909
	Northern Trust Corp.	5,641,789	447,620
	Invitation Homes Inc.	15,898,899	437,697
	Discover Financial Services	8,738,153	437,694
	Essex Property Trust Inc.	1,863,630	427,088
	Healthpeak Properties Inc.	15,372,134	423,656
	Broadridge Financial Solutions Inc.	3,271,622	412,846
*	CBRE Group Inc. Class A	9,064,617	409,902
	Hartford Financial Services Group Inc.	10,222,285	394,069
	Fifth Third Bancorp	20,300,427	391,392
	Nasdaq Inc.	3,275,367	391,308
	Ventas Inc.	10,641,173	389,680
	Sun Communities Inc.	2,803,420	380,368
	Mid-America Apartment Communities Inc.	3,263,265	374,199
	Duke Realty Corp.	10,515,140	372,131
	Boston Properties Inc.	3,993,364	360,920
	M&T Bank Corp.	3,467,774	360,544
	Synchrony Financial	15,784,795	349,791
*	Markel Corp.	373,664	344,955
	Extra Space Storage Inc.	3,681,469	340,057
	KeyCorp	27,721,808	337,652
	WP Carey Inc.	4,916,785	332,621
	Principal Financial Group Inc.	7,810,071	324,430
*	SVB Financial Group	1,468,760	316,562
*	Arch Capital Group Ltd.	10,980,832	314,601
	UDR Inc.	8,408,617	314,314
	E*TRADE Financial Corp.	6,304,954	313,545
	Equity LifeStyle Properties Inc.	4,931,062	308,093
	Citizens Financial Group Inc.	12,160,113	306,921
	Regions Financial Corp.	27,332,406	303,936
	Apollo Global Management Inc. Class A	5,875,951	293,327
	Cboe Global Markets Inc.	3,128,676	291,843
	Medical Properties Trust Inc.	15,054,702	283,028
	TD Ameritrade Holding Corp.	7,717,298	280,755
	Cincinnati Financial Corp.	4,369,186	279,759
	Brown & Brown Inc.	6,840,204	278,807
*	Berkshire Hathaway Inc. Class A	1,041	278,259
	Annaly Capital Management Inc.	40,774,183	267,479
	Huntington Bancshares Inc.	28,910,721	261,208
	Camden Property Trust	2,837,058	258,796
	Western Union Co.	11,709,822	253,166
[1]	VICI Properties Inc.	12,357,403	249,496
	Fidelity National Financial Inc.	8,098,013	248,285
	RenaissanceRe Holdings Ltd.	1,412,934	241,654
	CyrusOne Inc.	3,277,514	238,439
	Everest Re Group Ltd.	1,140,335	235,137
	Loews Corp.	6,831,493	234,252
15

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Equitable Holdings Inc.	11,525,252	222,322
	Regency Centers Corp.	4,827,957	221,555
	W R Berkley Corp.	3,825,310	219,152
	Host Hotels & Resorts Inc.	20,073,002	216,588
[1]	Iron Mountain Inc.	8,223,648	214,637
	Ally Financial Inc.	10,637,524	210,942
	Raymond James Financial Inc.	3,057,384	210,440
	SEI Investments Co.	3,790,387	208,395
	Americold Realty Trust	5,699,675	206,898
	AGNC Investment Corp.	15,912,829	205,275
	Gaming and Leisure Properties Inc.	5,906,384	204,361
	Lincoln National Corp.	5,511,228	202,758
	Globe Life Inc.	2,730,835	202,710
	VEREIT Inc.	30,600,860	196,764
	American Homes 4 Rent Class A	7,275,015	195,698
	Kilroy Realty Corp.	3,286,342	192,908
	Omega Healthcare Investors Inc.	6,481,037	192,681
	Alleghany Corp.	387,414	189,500
	Vornado Realty Trust	4,879,741	186,455
	Federal Realty Investment Trust	2,152,760	183,437
	LPL Financial Holdings Inc.	2,242,168	175,786
	Assurant Inc.	1,695,471	175,125
*,1	Zillow Group Inc. Class C	3,015,596	173,728
	National Retail Properties Inc.	4,891,910	173,565
	Commerce Bancshares Inc.	2,853,937	169,724
	Voya Financial Inc.	3,606,077	168,223
	Healthcare Trust of America Inc. Class A	6,236,665	165,396
	Lamar Advertising Co. Class A	2,460,874	164,288
*	Athene Holding Ltd. Class A	5,257,399	163,978
	Franklin Resources Inc.	7,760,539	162,738
	Apartment Investment & Management Co. Class A	4,253,045	160,085
	Zions Bancorp NA	4,663,305	158,552
	Signature Bank	1,453,308	155,388
	Jones Lang LaSalle Inc.	1,469,687	152,054
	Reinsurance Group of America Inc.	1,931,633	151,517
	Kimco Realty Corp.	11,745,053	150,806
	Comerica Inc.	3,946,343	150,356
	STORE Capital Corp. Class A	6,292,185	149,817
	CubeSmart	5,523,287	149,074
	Prosperity Bancshares Inc.	2,503,514	148,659
	Douglas Emmett Inc.	4,764,068	146,066
	East West Bancorp Inc.	4,014,095	145,471
	Rexford Industrial Realty Inc.	3,502,339	145,102
	First American Financial Corp.	3,013,629	144,714
	Invesco Ltd.	13,124,911	141,224
	People's United Financial Inc.	12,046,400	139,377
	First Industrial Realty Trust Inc.	3,624,910	139,342
	Erie Indemnity Co. Class A	724,566	139,044
[1]	Carlyle Group Inc.	4,982,378	139,008
	American Financial Group Inc.	2,167,138	137,527
	American Campus Communities Inc.	3,924,237	137,191
	Primerica Inc.	1,166,351	135,997
	Old Republic International Corp.	8,273,178	134,936
	EastGroup Properties Inc.	1,115,184	132,272
	CoreSite Realty Corp.	1,082,171	131,008
	Kemper Corp.	1,766,591	128,113
	New York Community Bancorp Inc.	12,533,934	127,846
	TCF Financial Corp.	4,330,074	127,391
	Life Storage Inc.	1,338,364	127,078
	Cousins Properties Inc.	4,207,450	125,508
	STAG Industrial Inc.	4,254,760	124,750
16

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Legg Mason Inc.	2,507,333	124,740
	Cullen/Frost Bankers Inc.	1,602,000	119,685
	Eaton Vance Corp.	3,075,450	118,712
	Tradeweb Markets Inc. Class A	2,038,229	118,503
*,1	Credit Acceptance Corp.	277,099	116,107
	Starwood Property Trust Inc.	7,604,684	113,766
	Healthcare Realty Trust Inc.	3,845,182	112,625
*	Zillow Group Inc. Class A	1,957,051	112,491
	First Financial Bankshares Inc.	3,850,269	111,234
	Hudson Pacific Properties Inc.	4,385,728	110,345
[1]	QTS Realty Trust Inc. Class A	1,716,948	110,039
	Highwoods Properties Inc.	2,944,744	109,927
	Essent Group Ltd.	2,999,465	108,791
	Brixmor Property Group Inc.	8,434,137	108,126
	SL Green Realty Corp.	2,188,672	107,880
	JBG SMITH Properties	3,620,252	107,051
*	Redfin Corp.	2,532,301	106,129
	Ares Management Corp. Class A	2,654,927	105,401
	Equity Commonwealth	3,262,418	105,050
[1]	Spirit Realty Capital Inc.	2,946,294	102,708
	United Bankshares Inc.	3,709,248	102,598
	Physicians Realty Trust	5,785,324	101,359
	Agree Realty Corp.	1,537,620	101,037
	Terreno Realty Corp.	1,912,753	100,687
*	Cannae Holdings Inc.	2,441,932	100,363
	RLI Corp.	1,215,488	99,792
	Hanover Insurance Group Inc.	970,191	98,309
	Western Alliance Bancorp	2,591,306	98,133
	Glacier Bancorp Inc.	2,718,761	95,945
	Affiliated Managers Group Inc.	1,281,850	95,575
	South State Corp.	1,999,240	95,284
	Blackstone Mortgage Trust Inc. Class A	3,933,314	94,754
	Kinsale Capital Group Inc.	604,100	93,762
	Axis Capital Holdings Ltd.	2,291,265	92,934
	Rayonier Inc.	3,690,468	91,487
	Popular Inc.	2,421,754	90,017
	Janus Henderson Group plc	4,236,430	89,643
	Selective Insurance Group Inc.	1,696,400	89,468
	First Horizon National Corp.	8,948,720	89,129
	New Residential Investment Corp.	11,889,582	88,340
	Stifel Financial Corp.	1,851,073	87,796
	Interactive Brokers Group Inc. Class A	2,082,592	86,990
	Unum Group	5,215,004	86,517
	Pinnacle Financial Partners Inc.	2,057,306	86,386
	Valley National Bancorp	10,929,584	85,469
	Sabra Health Care REIT Inc.	5,888,033	84,964
	Community Bank System Inc.	1,479,620	84,368
	Radian Group Inc.	5,431,205	84,238
	Jefferies Financial Group Inc.	5,361,221	83,367
	Synovus Financial Corp.	4,004,514	82,213
	Bank OZK	3,492,531	81,970
	Lexington Realty Trust	7,736,579	81,621
	Lazard Ltd. Class A	2,844,294	81,432
	Corporate Office Properties Trust	3,191,253	80,866
	MGIC Investment Corp.	9,658,995	79,107
	Houlihan Lokey Inc. Class A	1,400,258	77,910
	PS Business Parks Inc.	587,869	77,834
	FirstCash Inc.	1,115,490	75,273
	SLM Corp.	10,689,789	75,149
	White Mountains Insurance Group Ltd.	84,605	75,127
*	Brighthouse Financial Inc.	2,667,812	74,219
17

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	National Health Investors Inc.	1,217,899	73,951
	Webster Financial Corp.	2,562,729	73,320
	EPR Properties	2,197,128	72,791
	Wintrust Financial Corp.	1,632,030	71,189
	Bank of Hawaii Corp.	1,145,925	70,371
	FNB Corp.	9,197,279	68,980
	PotlatchDeltic Corp.	1,802,961	68,567
	CVB Financial Corp.	3,656,634	68,525
	UMB Financial Corp.	1,314,142	67,744
*,1	eHealth Inc.	686,649	67,456
	Umpqua Holdings Corp.	6,305,767	67,093
	Park Hotels & Resorts Inc.	6,675,632	66,022
	PacWest Bancorp	3,335,304	65,739
	Weingarten Realty Investors	3,470,135	65,690
	Sterling Bancorp	5,564,896	65,221
	Old National Bancorp	4,735,263	65,157
	Home BancShares Inc.	4,230,755	65,069
	BancorpSouth Bank	2,860,202	65,041
	IBERIABANK Corp.	1,421,516	64,736
*,1	LendingTree Inc.	223,275	64,645
	Federated Hermes Inc. Class B	2,714,748	64,340
	American Equity Investment Life Holding Co.	2,596,949	64,171
	CNO Financial Group Inc.	4,105,086	63,916
	First Hawaiian Inc.	3,691,541	63,642
	Taubman Centers Inc.	1,674,538	63,231
	Independent Bank Corp.	935,389	62,755
	Kennedy-Wilson Holdings Inc.	4,089,927	62,249
*	Howard Hughes Corp.	1,172,382	60,905
	Piedmont Office Realty Trust Inc. Class A	3,630,519	60,303
	Associated Banc-Corp	4,352,819	59,547
	CIT Group Inc.	2,837,160	58,814
	Apple Hospitality REIT Inc.	6,070,970	58,646
	Washington Federal Inc.	2,176,340	58,413
	Evercore Inc. Class A	991,382	58,412
	Outfront Media Inc.	4,108,814	58,222
	Assured Guaranty Ltd.	2,363,333	57,689
	Columbia Banking System Inc.	2,030,169	57,545
	Cathay General Bancorp	2,167,315	57,000
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,951,049	55,527
	Investors Bancorp Inc.	6,468,300	54,981
	Hamilton Lane Inc. Class A	802,652	54,075
	BankUnited Inc.	2,656,840	53,801
	Artisan Partners Asset Management Inc. Class A	1,648,826	53,587
	Brandywine Realty Trust	4,909,885	53,469
[1]	Chimera Investment Corp.	5,519,702	53,044
*	Enstar Group Ltd.	347,118	53,029
	Virtu Financial Inc. Class A	2,244,414	52,968
[1]	Innovative Industrial Properties Inc.	601,392	52,935
	Washington REIT	2,369,942	52,613
	Atlantic Union Bankshares Corp.	2,266,593	52,494
	Hancock Whitney Corp.	2,465,177	52,262
	Uniti Group Inc.	5,552,657	51,917
	OneMain Holdings Inc.	2,109,316	51,763
	Pebblebrook Hotel Trust	3,744,016	51,143
	Pacific Premier Bancorp Inc.	2,341,838	50,771
*	Palomar Holdings Inc.	588,901	50,504
	PennyMac Mortgage Investment Trust	2,880,142	50,489
*	PRA Group Inc.	1,299,345	50,233
	Sunstone Hotel Investors Inc.	6,149,380	50,117
	Four Corners Property Trust Inc.	2,029,108	49,510
	Easterly Government Properties Inc.	2,140,752	49,494
18

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Moelis & Co. Class A	1,584,310	49,367
	Fulton Financial Corp.	4,661,001	49,080
	Ryman Hospitality Properties Inc.	1,410,300	48,796
	International Bancshares Corp.	1,519,997	48,670
	PennyMac Financial Services Inc.	1,127,259	47,108
	Cohen & Steers Inc.	686,147	46,692
	CareTrust REIT Inc.	2,703,106	46,385
	ServisFirst Bancshares Inc.	1,280,018	45,773
	Simmons First National Corp. Class A	2,661,711	45,542
	BOK Financial Corp.	798,593	45,073
	National Storage Affiliates Trust	1,561,482	44,752
	Retail Properties of America Inc. Class A	6,069,714	44,430
*	Texas Capital Bancshares Inc.	1,437,588	44,378
	United Community Banks Inc.	2,200,362	44,271
	Horace Mann Educators Corp.	1,199,734	44,066
	First Midwest Bancorp Inc.	3,297,337	44,019
	Ameris Bancorp	1,862,401	43,934
	RLJ Lodging Trust	4,635,812	43,762
	First Merchants Corp.	1,574,910	43,420
	Global Net Lease Inc.	2,589,703	43,326
	Columbia Property Trust Inc.	3,271,711	42,990
	Independent Bank Group Inc.	1,054,719	42,737
	Capitol Federal Financial Inc.	3,861,451	42,515
	Paramount Group Inc.	5,505,232	42,445
	Walker & Dunlop Inc.	828,258	42,084
	Apollo Commercial Real Estate Finance Inc.	4,260,864	41,799
	National General Holdings Corp.	1,926,996	41,642
[1]	Santander Consumer USA Holdings Inc.	2,246,985	41,367
	LTC Properties Inc.	1,097,955	41,360
	Westamerica Bancorp	719,975	41,341
	WSFS Financial Corp.	1,433,281	41,135
	American Assets Trust Inc.	1,477,223	41,126
[1]	Two Harbors Investment Corp.	7,818,534	39,405
	Monmouth Real Estate Investment Corp.	2,704,308	39,185
	Navient Corp.	5,521,970	38,819
	Trustmark Corp.	1,578,354	38,701
	GEO Group Inc.	3,267,735	38,657
[1]	Macerich Co.	4,307,137	38,635
*	NMI Holdings Inc. Class A	2,379,060	38,255
	Renasant Corp.	1,533,530	38,185
	Essential Properties Realty Trust Inc.	2,572,930	38,182
*	Cushman & Wakefield plc	3,062,668	38,161
	Hilltop Holdings Inc.	2,058,731	37,984
	Urban Edge Properties	3,193,317	37,905
	Industrial Logistics Properties Trust	1,839,665	37,805
	First Interstate BancSystem Inc. Class A	1,208,868	37,427
	WesBanco Inc.	1,826,336	37,093
	James River Group Holdings Ltd.	821,593	36,972
	NBT Bancorp Inc.	1,186,123	36,485
	First Citizens BancShares Inc. Class A	89,256	36,150
*,1	Trupanion Inc.	844,202	36,039
	First Financial Bancorp	2,590,394	35,981
	Northwest Bancshares Inc.	3,513,146	35,922
	Towne Bank	1,900,421	35,804
	SITE Centers Corp.	4,392,833	35,582
	Empire State Realty Trust Inc. Class A	5,063,418	35,444
	Banner Corp.	930,058	35,342
	Office Properties Income Trust	1,356,999	35,241
	Retail Opportunity Investments Corp.	3,106,946	35,202
	Mack-Cali Realty Corp.	2,279,194	34,849
	AMERISAFE Inc.	559,974	34,248
19

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	First Bancorp (XNYS)	6,103,641	34,119
	Heartland Financial USA Inc.	1,011,439	33,823
[1]	Broadmark Realty Capital Inc.	3,525,927	33,391
*	Genworth Financial Inc. Class A	14,359,858	33,171
	Mercury General Corp.	809,323	32,980
	Service Properties Trust	4,626,030	32,799
	Lakeland Financial Corp.	694,589	32,361
	Sandy Spring Bancorp Inc.	1,291,804	32,011
	PJT Partners Inc. Class A	620,331	31,848
*	Axos Financial Inc.	1,441,800	31,835
	Safety Insurance Group Inc.	416,099	31,732
	Argo Group International Holdings Ltd.	911,051	31,732
	DiamondRock Hospitality Co.	5,722,272	31,644
	Independence Realty Trust Inc.	2,750,889	31,608
	Colony Capital Inc.	13,137,280	31,529
	MFA Financial Inc.	12,652,881	31,506
	Acadia Realty Trust	2,423,033	31,451
	CoreCivic Inc.	3,343,069	31,291
*	Goosehead Insurance Inc. Class A	416,012	31,267
	Hope Bancorp Inc.	3,295,154	30,381
	Cadence Bancorp Class A	3,417,561	30,280
	Getty Realty Corp.	1,016,407	30,167
*	Focus Financial Partners Inc. Class A	899,217	29,719
	Diversified Healthcare Trust	6,669,114	29,511
	Xenia Hotels & Resorts Inc.	3,156,478	29,450
	OceanFirst Financial Corp.	1,662,088	29,303
	Piper Sandler Cos.	492,404	29,131
*	Seacoast Banking Corp. of Florida	1,419,973	28,967
	BancFirst Corp.	711,796	28,878
*	Encore Capital Group Inc.	843,734	28,839
	New York Mortgage Trust Inc.	10,966,676	28,623
	City Holding Co.	436,935	28,475
	Waddell & Reed Financial Inc. Class A	1,807,806	28,039
	Universal Health Realty Income Trust	350,242	27,841
	Flagstar Bancorp Inc.	934,382	27,499
*,1	Workhorse Group Inc.	1,553,030	27,007
	Kite Realty Group Trust	2,322,209	26,798
[1]	Arbor Realty Trust Inc.	2,878,996	26,602
	Eagle Bancorp Inc.	806,738	26,421
	First Busey Corp.	1,414,319	26,377
	iStar Inc.	2,068,698	25,486
*	Mr Cooper Group Inc.	2,035,315	25,319
	S&T Bancorp Inc.	1,079,207	25,307
	Employers Holdings Inc.	837,829	25,261
	Southside Bancshares Inc.	903,953	25,058
	Community Healthcare Trust Inc.	612,361	25,046
	Park National Corp.	351,129	24,712
	Virtus Investment Partners Inc.	211,530	24,599
	Investors Real Estate Trust	348,958	24,598
	Safehold Inc.	426,715	24,532
	Alexander & Baldwin Inc.	2,003,692	24,425
	American Finance Trust Inc. Class A	3,064,420	24,316
	Veritex Holdings Inc.	1,370,504	24,258
	First Commonwealth Financial Corp.	2,928,347	24,247
	Realogy Holdings Corp.	3,255,733	24,125
	Tompkins Financial Corp.	370,746	24,013
	Provident Financial Services Inc.	1,646,990	23,799
	TFS Financial Corp.	1,656,295	23,702
*	INTL. FCStone Inc.	421,848	23,202
	National Bank Holdings Corp. Class A	845,156	22,819
	Redwood Trust Inc.	3,231,341	22,619
20

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	BGC Partners Inc. Class A	8,153,942	22,342
	TriCo Bancshares	721,039	21,956
	ProAssurance Corp.	1,505,977	21,791
	Stock Yards Bancorp Inc.	539,247	21,678
	Ladder Capital Corp. Class A	2,668,946	21,618
	Great Western Bancorp Inc.	1,562,515	21,500
	Stewart Information Services Corp.	658,914	21,421
	Brookline Bancorp Inc.	2,124,196	21,412
	First Bancorp (XNGS)	842,167	21,122
	NexPoint Residential Trust Inc.	596,675	21,092
	German American Bancorp Inc.	677,474	21,069
*	Columbia Financial Inc.	1,502,404	20,966
	Nelnet Inc. Class A	438,444	20,931
	Brightsphere Investment Group Inc.	1,650,767	20,569
	Newmark Group Inc. Class A	4,217,714	20,498
	Enterprise Financial Services Corp.	655,114	20,387
*	WillScot Corp.	1,644,886	20,216
	Heritage Financial Corp.	995,533	19,911
	OFG Bancorp	1,472,113	19,682
	Premier Financial Corp.	1,100,633	19,448
*	Marcus & Millichap Inc.	667,213	19,256
[1]	Invesco Mortgage Capital Inc.	5,099,936	19,074
	Gladstone Commercial Corp.	997,985	18,712
	Kearny Financial Corp.	2,286,241	18,701
[1]	Tanger Factory Outlet Centers Inc.	2,618,934	18,673
*	Third Point Reinsurance Ltd.	2,453,099	18,423
	National Western Life Group Inc. Class A	89,140	18,112
	ARMOUR Residential REIT Inc.	1,911,898	17,953
*	Ambac Financial Group Inc.	1,241,381	17,777
*	St. Joe Co.	915,045	17,770
	Summit Hotel Properties Inc.	2,910,773	17,261
	Colony Credit Real Estate Inc.	2,435,859	17,100
	TrustCo Bank Corp.	2,652,858	16,793
	First Foundation Inc.	1,023,960	16,732
	ConnectOne Bancorp Inc.	1,037,308	16,721
	Meta Financial Group Inc.	913,454	16,597
	American National Insurance Co.	229,848	16,565
	United Fire Group Inc.	597,481	16,556
	HomeStreet Inc.	668,760	16,458
	Boston Private Financial Holdings Inc.	2,355,739	16,207
[2]	Great Ajax Corp.	1,760,884	16,200
	Gladstone Land Corp.	1,014,174	16,085
	Preferred Bank	374,212	16,035
*	Triumph Bancorp Inc.	659,096	15,996
	Capstead Mortgage Corp.	2,878,536	15,803
	Meridian Bancorp Inc.	1,356,505	15,735
	RPT Realty	2,257,240	15,710
	Berkshire Hills Bancorp Inc.	1,418,536	15,632
*	Bancorp Inc.	1,574,596	15,431
	Armada Hoffler Properties Inc.	1,519,480	15,119
	TPG RE Finance Trust Inc.	1,753,043	15,076
	Universal Insurance Holdings Inc.	846,585	15,027
	Bryn Mawr Bank Corp.	535,117	14,801
[1]	Brookfield Property REIT Inc. Class A	1,483,716	14,778
	Banc of California Inc.	1,362,083	14,751
*	BRP Group Inc. Class A	853,690	14,743
	RE/MAX Holdings Inc. Class A	465,202	14,621
	Lakeland Bancorp Inc.	1,268,031	14,494
*	Assetmark Financial Holdings Inc.	528,313	14,418
	City Office REIT Inc.	1,430,127	14,387
	Federal Agricultural Mortgage Corp. Class C	224,510	14,371
21

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Washington Trust Bancorp Inc.	436,146	14,284
	Northfield Bancorp Inc.	1,226,114	14,125
	UMH Properties Inc.	1,090,744	14,103
	Ellington Financial Inc.	1,182,255	13,927
	Alexander's Inc.	57,751	13,912
	Franklin Street Properties Corp.	2,723,855	13,864
	Global Medical REIT Inc.	1,215,873	13,776
*	Nicolet Bankshares Inc.	248,085	13,595
	First Bancshares Inc.	602,772	13,562
	Origin Bancorp Inc.	613,118	13,489
[1]	Bank First Corp.	210,100	13,467
	Camden National Corp.	385,690	13,322
	WisdomTree Investments Inc.	3,833,808	13,303
	Allegiance Bancshares Inc.	521,957	13,252
	Great Southern Bancorp Inc.	326,220	13,166
*,1	eXp World Holdings Inc.	764,670	13,038
	Community Trust Bancorp Inc.	393,342	12,886
*	Enova International Inc.	850,616	12,649
*	CrossFirst Bankshares Inc.	1,286,872	12,586
[2]	Bluerock Residential Growth REIT Inc. Class A	1,556,389	12,576
	Univest Financial Corp.	775,642	12,519
	First Financial Corp.	337,405	12,430
	KKR Real Estate Finance Trust Inc.	748,301	12,407
	QCR Holdings Inc.	396,788	12,372
*	Purple Innovation Inc. Class A	684,922	12,329
	Central Pacific Financial Corp.	766,511	12,287
	CatchMark Timber Trust Inc. Class A	1,384,680	12,254
	RMR Group Inc. Class A	415,273	12,238
*	MBIA Inc.	1,684,594	12,213
	Cowen Inc. Class A	739,383	11,985
	FB Financial Corp.	482,303	11,947
	Dime Community Bancshares Inc.	867,592	11,912
	CBTX Inc.	562,889	11,821
*	TriState Capital Holdings Inc.	747,734	11,747
	Arrow Financial Corp.	387,138	11,510
	Heritage Commerce Corp.	1,527,077	11,461
	Horizon Bancorp Inc.	1,068,815	11,426
	Granite Point Mortgage Trust Inc.	1,562,012	11,215
	Cambridge Bancorp	185,847	11,010
[2]	CTO Realty Growth Inc.	278,409	10,997
	FBL Financial Group Inc. Class A	305,412	10,961
	Bank of Marin Bancorp	328,322	10,943
	Live Oak Bancshares Inc.	745,924	10,823
	Saul Centers Inc.	333,795	10,772
*,1	Seritage Growth Properties Class A	931,657	10,621
	Peoples Bancorp Inc.	492,950	10,490
	B. Riley Financial Inc.	481,953	10,487
	People's Utah Bancorp	465,470	10,459
	Bridge Bancorp Inc.	449,504	10,267
*	World Acceptance Corp.	155,918	10,216
	Republic Bancorp Inc. Class A	309,849	10,135
	Bar Harbor Bankshares	438,959	9,828
	Urstadt Biddle Properties Inc. Class A	825,373	9,805
[1]	Dynex Capital Inc.	677,926	9,694
	Orchid Island Capital Inc.	2,051,702	9,664
	Ready Capital Corp.	1,108,471	9,633
*	Watford Holdings Ltd.	576,577	9,623
	Franklin Financial Network Inc.	371,852	9,575
	Preferred Apartment Communities Inc. Class A	1,252,665	9,520
	First of Long Island Corp.	580,775	9,490
*	Customers Bancorp Inc.	789,372	9,488
22

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	First Community Bankshares Inc.	414,894	9,314
	Mercantile Bank Corp.	411,473	9,299
	Waterstone Financial Inc.	625,479	9,276
	Front Yard Residential Corp.	1,049,357	9,129
*	Tejon Ranch Co.	625,908	9,013
	Diamond Hill Investment Group Inc.	79,032	8,984
*	EZCORP Inc. Class A	1,423,009	8,965
*	LendingClub Corp.	1,963,005	8,932
	PCSB Financial Corp.	702,050	8,902
	Hanmi Financial Corp.	914,173	8,877
	New Senior Investment Group Inc.	2,449,295	8,866
*	Amerant Bancorp Inc. Class A	588,526	8,851
	HomeTrust Bancshares Inc.	551,958	8,831
	Peapack-Gladstone Financial Corp.	470,960	8,821
	State Auto Financial Corp.	488,708	8,723
	Independent Bank Corp.	584,438	8,679
	Midland States Bancorp Inc.	579,201	8,659
*	Howard Bancorp Inc.	800,301	8,499
	Business First Bancshares Inc.	544,987	8,366
	Investors Title Co.	68,597	8,322
	1st Source Corp.	233,458	8,306
	First Mid Bancshares Inc.	313,659	8,227
	Flushing Financial Corp.	711,016	8,191
	Merchants Bancorp	442,301	8,178
	Chatham Lodging Trust	1,321,074	8,085
	Ares Commercial Real Estate Corp.	886,355	8,084
	Whitestone REIT	1,105,555	8,037
	Heritage Insurance Holdings Inc.	611,888	8,010
	Hingham Institution For Savings	47,658	7,996
	MidWestOne Financial Group Inc.	397,552	7,951
	SmartFinancial Inc.	490,488	7,936
*	Atlantic Capital Bancshares Inc.	651,803	7,926
*	Oportun Financial Corp.	587,928	7,902
	Farmers National Banc Corp.	665,513	7,893
*,1	Citizens Inc. Class A	1,308,044	7,835
	Byline Bancorp Inc.	596,988	7,821
	Jernigan Capital Inc.	569,241	7,787
	Territorial Bancorp Inc.	325,822	7,751
	Financial Institutions Inc.	416,171	7,745
	Plymouth Industrial REIT Inc.	598,531	7,661
*	Bridgewater Bancshares Inc.	746,361	7,650
*	Spirit of Texas Bancshares Inc.	615,445	7,576
	Citizens & Northern Corp.	365,656	7,551
	CNB Financial Corp.	418,837	7,510
	HCI Group Inc.	161,574	7,461
*	Equity Bancshares Inc. Class A	423,605	7,388
	Tiptree Inc. Class A	1,144,346	7,381
[1,2]	Safeguard Scientifics Inc.	1,052,202	7,365
	American National Bankshares Inc.	294,044	7,363
[1]	Farmland Partners Inc.	1,073,812	7,356
*	Southern First Bancshares Inc.	264,790	7,337
*	FRP Holdings Inc.	180,748	7,335
	First Bancorp Inc.	337,415	7,322
	Cherry Hill Mortgage Investment Corp.	806,382	7,274
	Reliant Bancorp Inc.	445,872	7,263
	Home Bancorp Inc.	269,969	7,222
	FS Bancorp Inc.	186,547	7,195
	One Liberty Properties Inc.	408,198	7,192
	Silvercrest Asset Management Group Inc. Class A	561,975	7,143
*	International Money Express Inc.	566,288	7,056
*	Forestar Group Inc.	464,800	7,009
23

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Metropolitan Bank Holding Corp.	218,227	7,001
[1]	Metrocity Bankshares Inc.	484,500	6,943
	Guaranty Bancshares Inc.	260,285	6,734
[1]	Victory Capital Holdings Inc. Class A	391,010	6,721
	West Bancorp Inc.	382,938	6,698
	First Capital Inc.	94,600	6,572
	Civista Bancshares Inc.	426,141	6,563
	Southern Missouri Bancorp Inc.	270,079	6,563
	Sierra Bancorp	343,025	6,476
	Peoples Financial Services Corp.	164,650	6,288
	FedNat Holding Co.	562,187	6,223
	SB One Bancorp	314,112	6,188
	Old Second Bancorp Inc.	788,692	6,136
*	PICO Holdings Inc.	722,992	6,095
	Hersha Hospitality Trust Class A	1,055,478	6,080
*,1	Benefytt Technologies Inc. Class A	296,395	6,064
	Carter Bank & Trust	745,306	6,015
	Farmers & Merchants Bancorp Inc.	283,024	6,011
	LCNB Corp.	376,339	6,006
	ACNB Corp.	227,545	5,957
	Oppenheimer Holdings Inc. Class A	272,805	5,944
	Westwood Holdings Group Inc.	377,214	5,941
*	Select Bancorp Inc.	721,358	5,872
	RBB Bancorp	429,740	5,866
	Central Valley Community Bancorp	380,201	5,851
*	Rafael Holdings Inc. Class B	406,516	5,842
*	Blue Bird Corp.	389,361	5,837
	Amalgamated Bank Class A	461,285	5,831
	Capstar Financial Holdings Inc.	484,311	5,812
	Sculptor Capital Management Inc. Class A	440,752	5,699
	Retail Value Inc.	457,202	5,651
[1]	ChoiceOne Financial Services Inc.	190,200	5,622
	Century Bancorp Inc. Class A	72,167	5,609
	Northrim Bancorp Inc.	221,302	5,564
	First Internet Bancorp	333,704	5,546
	Capital City Bank Group Inc.	263,324	5,517
	MVB Financial Corp.	408,725	5,436
*	Baycom Corp.	420,106	5,424
	Summit Financial Group Inc.	329,154	5,424
	Protective Insurance Corp. Class B	356,363	5,370
	Greenhill & Co. Inc.	536,510	5,360
*,1	Silvergate Capital Corp. Class A	375,980	5,264
*	Greenlight Capital Re Ltd. Class A	805,024	5,249
	Level One Bancorp Inc.	310,684	5,201
	Global Indemnity Ltd.	214,746	5,141
	Shore Bancshares Inc.	461,419	5,117
[1]	Fidelity D&D Bancorp Inc.	106,236	5,109
	Enterprise Bancorp Inc.	214,324	5,105
	Anworth Mortgage Asset Corp.	3,000,488	5,101
	Macatawa Bank Corp.	650,321	5,086
	First Choice Bancorp	305,087	4,997
*,1	MoneyGram International Inc.	1,549,646	4,974
	Western New England Bancorp Inc.	858,697	4,972
	National Bankshares Inc.	171,243	4,898
	Richmond Mutual Bancorp Inc.	433,705	4,875
	BRT Apartments Corp.	450,434	4,874
	Curo Group Holdings Corp.	587,105	4,797
*	Maui Land & Pineapple Co. Inc.	429,526	4,768
	Southern National Bancorp of Virginia Inc.	491,126	4,759
	ESSA Bancorp Inc.	338,533	4,712
	BankFinancial Corp.	558,835	4,694
24

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	United Insurance Holdings Corp.	598,408	4,680
*	FVCBankcorp Inc.	421,268	4,533
*	Regional Management Corp.	252,115	4,465
*	Stratus Properties Inc.	224,876	4,455
[1]	Washington Prime Group Inc.	5,280,277	4,440
	BBX Capital Corp. Class A	1,734,661	4,406
	First Northwest Bancorp	351,455	4,365
	Provident Bancorp Inc.	553,344	4,349
	BCB Bancorp Inc.	467,723	4,340
[1]	GAIN Capital Holdings Inc.	720,906	4,340
*	NI Holdings Inc.	293,706	4,338
	First Bank	664,437	4,332
	PCB Bancorp	419,108	4,317
	Clipper Realty Inc.	530,809	4,300
	Griffin Industrial Realty Inc.	78,804	4,269
*	Del Taco Restaurants Inc.	713,728	4,232
	First Business Financial Services Inc.	257,056	4,229
	CorePoint Lodging Inc.	995,106	4,189
	Investar Holding Corp.	288,733	4,187
	Penns Woods Bancorp Inc.	180,992	4,110
	South Plains Financial Inc.	288,478	4,108
	Mid Penn Bancorp Inc.	222,557	4,102
	Orrstown Financial Services Inc.	272,978	4,026
	Northeast Bank	228,936	4,018
*	Rimini Street Inc.	777,182	4,002
[1]	Exantas Capital Corp.	1,497,081	3,967
	Codorus Valley Bancorp Inc.	284,841	3,939
	Parke Bancorp Inc.	288,534	3,910
	Donegal Group Inc. Class A	274,567	3,904
*	HarborOne Bancorp Inc.	456,414	3,898
[1]	Western Asset Mortgage Capital Corp.	1,417,191	3,883
	Premier Financial Bancorp Inc.	296,554	3,802
	Independence Holding Co.	123,889	3,790
	Alerus Financial Corp.	191,324	3,781
	Timberland Bancorp Inc.	206,238	3,756
	Community Financial Corp.	153,682	3,750
	First United Corp.	280,093	3,736
	Norwood Financial Corp.	150,414	3,729
	Riverview Bancorp Inc.	650,394	3,675
	Bank of Princeton	177,561	3,565
[1]	AG Mortgage Investment Trust Inc.	1,103,029	3,519
	Bank of Commerce Holdings	461,783	3,500
	Bankwell Financial Group Inc.	219,929	3,497
	CorEnergy Infrastructure Trust Inc.	379,367	3,471
*	Pioneer Bancorp Inc.	379,037	3,468
	OP Bancorp	495,945	3,422
[2]	Condor Hospitality Trust Inc.	832,909	3,415
*,1	Siebert Financial Corp.	669,291	3,387
	HBT Financial Inc.	252,396	3,364
*	MMA Capital Holdings Inc.	144,876	3,350
	Alpine Income Property Trust Inc.	205,500	3,341
*	Professional Holding Corp. Class A	240,000	3,331
	Marlin Business Services Corp.	393,236	3,327
	1st Constitution Bancorp	267,272	3,314
*,1	Meridian Corp.	202,638	3,212
	Community Bankers Trust Corp.	579,381	3,187
*	Atlanticus Holdings Corp.	298,060	3,082
[1]	Auburn National Bancorp Inc.	53,517	3,055
	Unity Bancorp Inc.	213,454	3,052
*	Asta Funding Inc.	235,245	3,042
*	Republic First Bancorp Inc.	1,233,160	3,009
25

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,1	Altisource Portfolio Solutions SA	202,525	2,985
*	MainStreet Bancshares Inc.	226,096	2,984
[1]	Ellington Residential Mortgage REIT	289,442	2,981
*	Esquire Financial Holdings Inc.	174,299	2,946
*	Coastal Financial Corp.	201,843	2,931
	Middlefield Banc Corp.	140,636	2,918
	Evans Bancorp Inc.	124,939	2,906
	Chemung Financial Corp.	105,532	2,881
	First Savings Financial Group Inc.	66,235	2,870
	CB Financial Services Inc.	130,850	2,855
	Eagle Bancorp Montana Inc.	162,151	2,818
*	California Bancorp Inc.	187,796	2,798
	C&F Financial Corp.	83,746	2,785
	First Community Corp.	183,681	2,783
*,1	Malvern Bancorp Inc.	217,730	2,772
	Hawthorn Bancshares Inc.	139,802	2,753
*	Capital Bancorp Inc.	255,537	2,734
	Braemar Hotels & Resorts Inc.	950,108	2,717
	Luther Burbank Corp.	267,578	2,676
	FNCB Bancorp Inc.	459,377	2,641
	Arlington Asset Investment Corp. Class A	878,679	2,610
*	ProSight Global Inc.	290,543	2,586
*	PDL Community Bancorp	248,324	2,528
	Mackinac Financial Corp.	237,842	2,466
	Postal Realty Trust Inc. Class A	153,591	2,450
[1]	Federal Agricultural Mortgage Corp. Class A	43,002	2,412
	Standard AVB Financial Corp.	103,063	2,391
	Provident Financial Holdings Inc.	176,686	2,369
	SB Financial Group Inc.	141,145	2,346
	Cedar Realty Trust Inc.	2,365,218	2,342
	Associated Capital Group Inc. Class A	63,741	2,339
	Prudential Bancorp Inc.	191,884	2,310
[1]	Pennsylvania REIT	1,697,244	2,308
	Pzena Investment Management Inc. Class A	422,399	2,298
	Nexpoint Real Estate Finance Inc.	131,900	2,209
	First Financial Northwest Inc.	220,880	2,140
	Hunt Cos. Finance Trust Inc.	795,708	2,109
	United Security Bancshares	314,496	2,104
[1]	Delmar Bancorp	304,800	2,003
*	SWK Holdings Corp.	166,000	1,989
	Peoples Bancorp of North Carolina Inc.	111,619	1,972
*	Maiden Holdings Ltd.	1,585,431	1,966
	Ohio Valley Banc Corp.	87,025	1,962
	Greene County Bancorp Inc.	87,559	1,953
	GAMCO Investors Inc. Class A	146,252	1,947
[1]	Plumas Bancorp	86,202	1,907
*	GWG Holdings Inc.	246,814	1,893
*	First Western Financial Inc.	132,755	1,892
	Ashford Hospitality Trust Inc.	2,537,647	1,834
*	Hallmark Financial Services Inc.	520,624	1,817
	Oak Valley Bancorp	140,618	1,783
*	Pacific Mercantile Bancorp	482,797	1,767
[1]	Salisbury Bancorp Inc.	43,118	1,767
*,1	Ocwen Financial Corp.	2,627,421	1,745
	First Guaranty Bancshares Inc.	139,318	1,704
*	Elevate Credit Inc.	1,146,170	1,696
*,1	On Deck Capital Inc.	2,360,875	1,696
	Manning & Napier Inc. Class A	591,269	1,691
*,1	Velocity Financial Inc.	427,600	1,689
	MSB Financial Corp.	149,197	1,641
	Bank7 Corp.	139,478	1,514
26

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	County Bancorp Inc.	70,522	1,476
*	Medallion Financial Corp.	552,377	1,464
	Franklin Financial Services Corp.	55,928	1,449
	Old Point Financial Corp.	92,255	1,407
	Global Self Storage Inc.	354,937	1,391
*,1	Riot Blockchain Inc.	626,101	1,390
	Sterling Bancorp Inc.	364,046	1,303
	AmeriServ Financial Inc.	418,188	1,280
	Colony Bankcorp Inc.	105,757	1,245
	Landmark Bancorp Inc.	49,715	1,228
*,1	CBL & Associates Properties Inc.	4,481,209	1,222
*	Security National Financial Corp. Class A	178,540	1,204
*	FFBW Inc.	139,998	1,204
	Manhattan Bridge Capital Inc.	250,902	1,169
	Severn Bancorp Inc.	175,693	1,138
*	Consumer Portfolio Services Inc.	399,895	1,132
[1]	Union Bankshares Inc.	59,239	1,109
	Sachem Capital Corp.	369,704	1,094
	Sotherly Hotels Inc.	425,491	1,068
	Hennessy Advisors Inc.	134,891	1,067
*,1	Bogota Financial Corp.	116,190	1,015
	IF Bancorp Inc.	61,247	1,008
*	Nicholas Financial Inc.	124,481	960
	Urstadt Biddle Properties Inc.	94,274	948
	Bank of South Carolina Corp.	53,268	894
*,1	Avalon GloboCare Corp.	470,565	894
	Kingstone Cos. Inc.	198,941	879
*	Randolph Bancorp Inc.	87,100	875
*	Power REIT	29,103	837
	CBM Bancorp Inc.	66,233	801
*	Transcontinental Realty Investors Inc.	26,382	792
	Sound Financial Bancorp Inc.	32,178	765
*	Limestone Bancorp Inc.	56,772	747
*	Central Federal Corp.	69,650	703
	Riverview Financial Corp.	120,668	649
*	Rhinebeck Bancorp Inc.	95,526	627
[1]	Cortland Bancorp	48,247	617
*,1	Broadway Financial Corp.	291,631	615
[1]	Elmira Savings Bank	52,075	549
*	Ashford Inc.	42,457	431
*,1	Impac Mortgage Holdings Inc.	244,016	412
*	HV Bancorp Inc.	26,133	348
	Guaranty Federal Bancshares Inc.	20,761	317
*	Community First Bancshares Inc.	38,693	299
	Ottawa Bancorp Inc.	27,877	291
	US Global Investors Inc. Class A	143,575	271
*,1	Altisource Asset Management Corp.	15,364	252
*,3	New York REIT Liquidating LLC	19,100	244
*,1	Wheeler REIT Inc.	128,812	225
*	National Holdings Corp.	96,260	193
*	InterGroup Corp.	7,138	190
*	1347 Property Insurance Holdings Inc.	34,257	153
	WVS Financial Corp.	11,419	150
	Mid-Southern Bancorp Inc.	8,847	107
*	JW Mays Inc.	4,010	85
	Lake Shore Bancorp Inc.	5,900	73
	Summit State Bank	7,508	73
*	Trinity Place Holdings Inc.	36,941	51
	Oconee Federal Financial Corp.	1,919	49
*	Medley Management Inc. Class A	55,034	42
	Protective Insurance Corp.	1,435	25
27

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Home Federal Bancorp Inc. of Louisiana	601	15
*	National Holdings Corp. Warrants Exp. 01/18/2022	92,151	14
*	Air T Funding Warrants Exp. 09/08/2020	90,675	7
*	Village Bank and Trust Financial Corp.	200	6
*,3	Frontier Financial Corp.	1	—
			141,326,646
Health Care (14.0%)
	Johnson & Johnson	75,101,148	10,561,475
	UnitedHealth Group Inc.	27,031,264	7,972,871
	Merck & Co. Inc.	71,955,249	5,564,299
	Pfizer Inc.	158,351,663	5,178,099
	AbbVie Inc.	50,231,155	4,931,695
	Abbott Laboratories	50,417,978	4,609,716
	Thermo Fisher Scientific Inc.	11,256,888	4,078,821
	Eli Lilly & Co.	24,537,582	4,028,580
	Amgen Inc.	16,766,820	3,954,622
	Bristol-Myers Squibb Co.	64,501,569	3,792,692
	Medtronic plc	38,197,899	3,502,747
	Danaher Corp.	18,160,250	3,211,277
	Gilead Sciences Inc.	35,754,363	2,750,941
*	Vertex Pharmaceuticals Inc.	7,388,830	2,145,051
	Becton Dickinson and Co.	8,405,579	2,011,203
	Cigna Corp.	10,514,245	1,972,998
*	Intuitive Surgical Inc.	3,323,440	1,893,796
	Anthem Inc.	7,185,348	1,889,603
	Zoetis Inc. Class A	13,538,674	1,855,340
	Stryker Corp.	9,628,329	1,734,929
*	Regeneron Pharmaceuticals Inc.	2,730,758	1,703,037
*	Illumina Inc.	4,189,822	1,551,701
	Humana Inc.	3,767,349	1,460,790
*	Boston Scientific Corp.	40,605,642	1,425,664
	Baxter International Inc.	14,455,419	1,244,612
*	Biogen Inc.	4,650,533	1,244,250
*	Edwards Lifesciences Corp.	17,659,629	1,220,457
*	DexCom Inc.	2,631,388	1,066,765
*	Centene Corp.	16,504,437	1,048,857
*	IDEXX Laboratories Inc.	2,421,502	799,483
	ResMed Inc.	4,122,554	791,530
	HCA Healthcare Inc.	7,696,399	747,012
	Zimmer Biomet Holdings Inc.	5,899,560	704,171
*	Alexion Pharmaceuticals Inc.	5,978,974	671,080
*	BioMarin Pharmaceutical Inc.	5,157,069	636,073
*	Seattle Genetics Inc.	3,458,689	587,700
*	Align Technology Inc.	2,019,521	554,237
*	Incyte Corp.	5,274,938	548,435
*,1	Moderna Inc.	7,766,093	498,661
*	Alnylam Pharmaceuticals Inc.	3,272,235	484,651
	Teleflex Inc.	1,324,962	482,260
	West Pharmaceutical Services Inc.	2,099,548	476,954
*	Laboratory Corp. of America Holdings	2,774,110	460,807
	Quest Diagnostics Inc.	3,815,605	434,826
	Cardinal Health Inc.	8,327,847	434,630
	Cooper Cos. Inc.	1,522,180	431,751
*	Hologic Inc.	7,366,924	419,915
*	Teladoc Health Inc.	2,123,851	405,316
*	Exact Sciences Corp.	4,277,275	371,866
	STERIS plc	2,421,151	371,501
*	Insulet Corp.	1,867,325	362,747
*	Catalent Inc.	4,636,593	339,862
*	Sarepta Therapeutics Inc.	2,118,134	339,622
28

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Neurocrine Biosciences Inc.	2,643,590	322,518
*	Varian Medical Systems Inc.	2,590,797	317,424
*	Masimo Corp.	1,389,904	316,884
	PerkinElmer Inc.	3,180,090	311,935
*	Horizon Therapeutics plc	5,447,664	302,781
*	Molina Healthcare Inc.	1,687,878	300,409
*	ABIOMED Inc.	1,218,364	294,308
	Bio-Techne Corp.	1,090,708	288,023
	DENTSPLY SIRONA Inc.	6,252,323	275,477
*	Bio-Rad Laboratories Inc. Class A	596,284	269,216
*	Charles River Laboratories International Inc.	1,410,917	245,993
*	Elanco Animal Health Inc.	11,358,421	243,638
*	Henry Schein Inc.	4,069,760	237,633
*	Mylan NV	14,750,431	237,187
*	Quidel Corp.	1,019,436	228,089
*	Ionis Pharmaceuticals Inc.	3,787,517	223,312
	Perrigo Co. plc	3,890,694	215,039
*	Immunomedics Inc.	5,918,237	209,742
	Hill-Rom Holdings Inc.	1,893,933	207,916
*	Exelixis Inc.	8,741,086	207,513
	Chemed Corp.	452,470	204,096
	Universal Health Services Inc. Class B	2,103,028	195,350
*	Avantor Inc.	11,487,578	195,289
*	Amedisys Inc.	922,326	183,119
*	DaVita Inc.	2,258,760	178,758
*	PRA Health Sciences Inc.	1,811,377	176,229
	Encompass Health Corp.	2,828,134	175,146
*	Penumbra Inc.	973,574	174,095
*	Guardant Health Inc.	2,109,381	171,134
*	Jazz Pharmaceuticals plc	1,505,944	166,166
*	Repligen Corp.	1,337,096	165,278
*	ACADIA Pharmaceuticals Inc.	3,344,511	162,108
*	Tandem Diabetes Care Inc.	1,630,627	161,302
*	LHC Group Inc.	857,940	149,556
*	Novocure Ltd.	2,443,030	144,872
*	United Therapeutics Corp.	1,195,527	144,659
*,1	Novavax Inc.	1,703,530	141,989
*	Syneos Health Inc.	2,373,463	138,254
*	10X Genomics Inc. Class A	1,492,974	133,338
*	MyoKardia Inc.	1,356,444	131,060
*	Haemonetics Corp.	1,438,353	128,819
*	Acceleron Pharma Inc.	1,300,479	123,897
*	Mirati Therapeutics Inc.	1,062,883	121,349
*	Ultragenyx Pharmaceutical Inc.	1,549,758	121,222
*	Arrowhead Pharmaceuticals Inc.	2,761,943	119,288
*	Neogen Corp.	1,505,465	116,824
*	Nektar Therapeutics Class A	5,042,949	116,795
	Bruker Corp.	2,862,154	116,432
*,1	Inovio Pharmaceuticals Inc.	4,293,746	115,716
*	Blueprint Medicines Corp.	1,474,877	115,040
*	HealthEquity Inc.	1,943,778	114,041
*	Bluebird Bio Inc.	1,838,219	112,205
*	Momenta Pharmaceuticals Inc.	3,366,899	112,017
*,1	Global Blood Therapeutics Inc.	1,753,180	110,678
*	Nevro Corp.	923,848	110,372
*	Amicus Therapeutics Inc.	7,309,618	110,229
*	Wright Medical Group NV	3,646,268	108,367
*	Reata Pharmaceuticals Inc. Class A	685,474	106,948
*	Halozyme Therapeutics Inc.	3,907,976	104,773
*	ICU Medical Inc.	562,712	103,713
*,1	Invitae Corp.	3,409,178	103,264
29

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Globus Medical Inc. Class A	2,140,064	102,102
*	Iovance Biotherapeutics Inc.	3,698,733	101,530
*	Natera Inc.	2,026,796	101,056
*	Arena Pharmaceuticals Inc.	1,602,555	100,881
*	Emergent BioSolutions Inc.	1,272,935	100,664
*	Integra LifeSciences Holdings Corp.	2,066,807	97,119
*	Adaptive Biotechnologies Corp.	1,996,308	96,581
*	Envista Holdings Corp.	4,547,100	95,898
*	Agios Pharmaceuticals Inc.	1,769,363	94,626
*	FibroGen Inc.	2,306,624	93,487
*	NeoGenomics Inc.	3,004,897	93,092
*	iRhythm Technologies Inc.	773,785	89,674
*	PTC Therapeutics Inc.	1,723,050	87,428
*	Alkermes plc	4,499,975	87,322
*	Omnicell Inc.	1,217,625	85,989
*	ChemoCentryx Inc.	1,442,959	83,028
*	HMS Holdings Corp.	2,501,164	81,013
*	NuVasive Inc.	1,454,890	80,979
*	STAAR Surgical Co.	1,288,123	79,271
*	Insmed Inc.	2,855,257	78,634
*,1	Allogene Therapeutics Inc.	1,766,867	75,657
*	Fate Therapeutics Inc.	2,047,521	70,250
*	Medpace Holdings Inc.	746,910	69,478
*	Integer Holdings Corp.	942,028	68,815
*,1	Bridgebio Pharma Inc.	2,088,158	68,095
*	Merit Medical Systems Inc.	1,483,140	67,705
*	Deciphera Pharmaceuticals Inc.	1,117,195	66,719
*	Inspire Medical Systems Inc.	726,513	63,221
*	Sage Therapeutics Inc.	1,500,228	62,379
*	Acadia Healthcare Co. Inc.	2,424,282	60,898
	Ensign Group Inc.	1,442,833	60,383
*,1	Allakos Inc.	837,657	60,194
*	Axsome Therapeutics Inc.	729,508	60,024
*	TG Therapeutics Inc.	3,050,333	59,420
*	Turning Point Therapeutics Inc.	913,414	58,997
*	Pacira BioSciences Inc.	1,118,551	58,690
	CONMED Corp.	808,996	58,240
*	Apellis Pharmaceuticals Inc.	1,738,615	56,783
*	AtriCure Inc.	1,204,289	54,133
*	Tenet Healthcare Corp.	2,969,276	53,774
*	PPD Inc.	1,997,556	53,535
	Patterson Cos. Inc.	2,432,044	53,505
*	Prestige Consumer Healthcare Inc.	1,415,484	53,166
*	Akebia Therapeutics Inc.	3,805,601	51,680
*	Denali Therapeutics Inc.	2,134,666	51,616
	Healthcare Services Group Inc.	2,104,738	51,482
*,1	Editas Medicine Inc.	1,738,169	51,415
*	Xencor Inc.	1,572,744	50,941
*	Karuna Therapeutics Inc.	448,723	50,015
*	Corcept Therapeutics Inc.	2,972,137	49,991
*,1	Ligand Pharmaceuticals Inc.	440,336	49,252
*	CareDx Inc.	1,368,473	48,485
*	Magellan Health Inc.	642,159	46,865
*	Dicerna Pharmaceuticals Inc.	1,829,047	46,458
*	Glaukos Corp.	1,183,627	45,475
	Cantel Medical Corp.	1,024,059	45,294
*	Select Medical Holdings Corp.	3,043,512	44,831
*	Zogenix Inc.	1,617,483	43,688
*	Ironwood Pharmaceuticals Inc. Class A	4,217,244	43,522
*	Adverum Biotechnologies Inc.	2,071,575	43,254
*	Principia Biopharma Inc.	713,531	42,662
30

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	BioTelemetry Inc.	942,344	42,585
*	Intra-Cellular Therapies Inc.	1,645,698	42,245
*	Twist Bioscience Corp.	920,446	41,696
*	Kodiak Sciences Inc.	764,582	41,379
	Luminex Corp.	1,248,143	40,602
*	Mersana Therapeutics Inc.	1,734,960	40,598
*	Revance Therapeutics Inc.	1,657,834	40,484
*	Avanos Medical Inc.	1,352,117	39,739
*,1	Cytokinetics Inc.	1,685,389	39,725
*	Alector Inc.	1,595,563	38,996
*,1	OPKO Health Inc.	11,386,836	38,829
*,1	Portola Pharmaceuticals Inc.	2,150,670	38,691
*	MEDNAX Inc.	2,259,456	38,637
*,1	Esperion Therapeutics Inc.	750,781	38,523
*	Veracyte Inc.	1,451,582	37,596
*	Intercept Pharmaceuticals Inc.	768,080	36,799
*	Addus HomeCare Corp.	391,040	36,195
*	Silk Road Medical Inc.	853,523	35,754
*	Heron Therapeutics Inc.	2,426,629	35,696
*	Epizyme Inc.	2,181,846	35,040
*	MacroGenics Inc.	1,239,391	34,604
*	REGENXBIO Inc.	923,162	34,000
*	Cardiovascular Systems Inc.	1,062,013	33,507
*	Supernus Pharmaceuticals Inc.	1,407,517	33,429
*,1	Karyopharm Therapeutics Inc.	1,749,201	33,130
*,1	1Life Healthcare Inc.	899,929	32,685
*,1	Sorrento Therapeutics Inc.	5,140,637	32,283
*	NanoString Technologies Inc.	1,088,382	31,944
*	Shockwave Medical Inc.	674,183	31,936
*	R1 RCM Inc.	2,824,088	31,489
*	Cerus Corp.	4,739,382	31,280
*	Theravance Biopharma Inc.	1,468,453	30,823
*,1	Viela Bio Inc.	705,333	30,555
*,1	Coherus Biosciences Inc.	1,699,309	30,350
*	Arcus Biosciences Inc.	1,210,973	29,959
*	Y-mAbs Therapeutics Inc.	689,561	29,789
*	Sangamo Therapeutics Inc.	3,294,255	29,517
	US Physical Therapy Inc.	360,877	29,238
*	Retrophin Inc.	1,417,304	28,927
*	Constellation Pharmaceuticals Inc.	950,275	28,556
*	Meridian Bioscience Inc.	1,207,994	28,134
*,1	Intellia Therapeutics Inc.	1,304,994	27,431
*,1	Madrigal Pharmaceuticals Inc.	240,547	27,242
*	Atara Biotherapeutics Inc.	1,860,464	27,107
*	GenMark Diagnostics Inc.	1,838,776	27,048
*	Providence Service Corp.	336,591	26,560
*	Rhythm Pharmaceuticals Inc.	1,186,399	26,457
*	Lantheus Holdings Inc.	1,793,540	25,648
	Atrion Corp.	39,763	25,329
*	Enanta Pharmaceuticals Inc.	497,703	24,990
*	Innoviva Inc.	1,731,891	24,212
*	Heska Corp.	257,899	24,028
*	Kura Oncology Inc.	1,468,942	23,944
*	BioCryst Pharmaceuticals Inc.	4,996,822	23,810
*	Amphastar Pharmaceuticals Inc.	1,038,609	23,327
*,1	Axonics Modulation Technologies Inc.	659,928	23,170
*	Athenex Inc.	1,682,054	23,145
*,1	Dynavax Technologies Corp.	2,578,666	22,873
*	Translate Bio Inc.	1,271,356	22,783
*	Myriad Genetics Inc.	2,005,566	22,743
*	Endo International plc	6,609,700	22,671
31

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	ImmunoGen Inc.	4,927,605	22,667
*	OraSure Technologies Inc.	1,947,478	22,649
*	Kadmon Holdings Inc.	4,417,897	22,620
*	Tricida Inc.	815,018	22,397
	National Research Corp.	382,815	22,284
	National HealthCare Corp.	349,564	22,176
*,1	Progyny Inc.	854,475	22,054
*	Arcturus Therapeutics Holdings Inc.	466,225	21,791
*,1	Omeros Corp.	1,463,077	21,536
*	Natus Medical Inc.	979,465	21,372
*,1	Aimmune Therapeutics Inc.	1,277,323	21,344
*	Rocket Pharmaceuticals Inc.	1,016,620	21,278
*,1	Tactile Systems Technology Inc.	500,020	20,716
*	Vapotherm Inc.	499,590	20,478
*,1	ZIOPHARM Oncology Inc.	6,152,901	20,182
*	Gossamer Bio Inc.	1,532,339	19,920
*,1	Cara Therapeutics Inc.	1,160,868	19,851
*,1	Aerie Pharmaceuticals Inc.	1,336,760	19,731
*	Assembly Biosciences Inc.	842,710	19,652
*,1	PetIQ Inc. Class A	562,913	19,612
*	CryoLife Inc.	1,013,623	19,431
*	G1 Therapeutics Inc.	798,123	19,362
*,1	Geron Corp.	8,879,355	19,357
*,1	Arvinas Inc.	568,738	19,075
*	CorVel Corp.	267,393	18,955
*,1	SmileDirectClub Inc. Class A	2,362,922	18,667
*	Inogen Inc.	521,791	18,534
*	Radius Health Inc.	1,336,465	18,216
*	RadNet Inc.	1,133,039	17,981
*,1	Frequency Therapeutics Inc.	772,168	17,953
*,1	Cortexyme Inc.	382,179	17,695
*	Codexis Inc.	1,550,620	17,677
*	Varex Imaging Corp.	1,143,106	17,318
*	Vericel Corp.	1,250,289	17,279
*	Cue Biopharma Inc.	703,138	17,234
*	OrthoPediatrics Corp.	389,653	17,051
*	Hanger Inc.	1,019,434	16,882
*,1	Provention Bio Inc.	1,174,986	16,579
*	Orthofix Medical Inc.	512,662	16,405
*	HealthStream Inc.	740,746	16,393
*,1	Flexion Therapeutics Inc.	1,242,502	16,339
*	Amneal Pharmaceuticals Inc.	3,431,059	16,332
*,1	Clovis Oncology Inc.	2,414,603	16,299
*	Vanda Pharmaceuticals Inc.	1,420,610	16,252
*,1	Corbus Pharmaceuticals Holdings Inc.	1,932,020	16,210
*,1	Eidos Therapeutics Inc.	337,302	16,079
*,1	Relmada Therapeutics Inc.	359,066	16,068
*	Pennant Group Inc.	701,041	15,844
*	Agenus Inc.	4,011,448	15,765
*	Odonate Therapeutics Inc.	371,000	15,708
*	Collegium Pharmaceutical Inc.	889,589	15,568
*	Quanterix Corp.	568,304	15,566
	Phibro Animal Health Corp. Class A	592,146	15,556
*	Brookdale Senior Living Inc.	5,270,227	15,547
*	Aprea Therapeutics Inc.	399,826	15,505
*	AnaptysBio Inc.	693,125	15,484
*	Eagle Pharmaceuticals Inc.	322,538	15,475
*	Bioxcel Therapeutics Inc.	291,116	15,432
*	Evolent Health Inc. Class A	2,156,562	15,355
*,1	IGM Biosciences Inc.	209,047	15,260
*	Surmodics Inc.	351,963	15,219
32

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Krystal Biotech Inc.	362,380	15,010
*	Avrobio Inc.	842,859	14,708
*	Anika Therapeutics Inc.	388,755	14,668
*,1	Co-Diagnostics Inc.	748,843	14,490
*	Replimune Group Inc.	571,941	14,213
*,1	CEL-SCI Corp.	946,213	14,118
*	Protagonist Therapeutics Inc.	797,518	14,084
*	Pacific Biosciences of California Inc.	4,048,591	13,968
*	Option Care Health Inc.	988,616	13,722
*	Kiniksa Pharmaceuticals Ltd. Class A	532,339	13,564
*,1	Athersys Inc.	4,885,485	13,484
*,1	Viking Therapeutics Inc.	1,864,147	13,441
*	Castle Biosciences Inc.	356,572	13,439
*	Tivity Health Inc.	1,185,945	13,437
*,1	Ocular Therapeutix Inc.	1,600,051	13,328
*,1	Durect Corp.	5,700,839	13,226
*	Ardelyx Inc.	1,908,992	13,210
*	REVOLUTION Medicines Inc.	412,785	13,032
*	Apollo Medical Holdings Inc.	778,805	12,850
	Owens & Minor Inc.	1,679,382	12,797
*	Catalyst Pharmaceuticals Inc.	2,762,417	12,762
*	Zentalis Pharmaceuticals Inc.	265,677	12,758
	LeMaitre Vascular Inc.	479,391	12,656
*	Applied Therapeutics Inc.	346,514	12,526
*	BioDelivery Sciences International Inc.	2,866,695	12,499
*	Triple-S Management Corp. Class B	655,778	12,473
*	Spectrum Pharmaceuticals Inc.	3,684,732	12,454
*	Atreca Inc. Class A	583,078	12,408
*	Homology Medicines Inc.	810,863	12,317
*	Syndax Pharmaceuticals Inc.	830,118	12,302
*	Celldex Therapeutics Inc.	928,239	12,067
*	Molecular Templates Inc.	873,805	12,050
*	MEI Pharma Inc.	2,865,177	11,833
*	AngioDynamics Inc.	1,152,244	11,718
*	Intersect ENT Inc.	863,191	11,688
*	Immunovant Inc.	479,480	11,675
*,1	NantKwest Inc.	950,280	11,669
*,1	Accelerate Diagnostics Inc.	756,592	11,470
*	Antares Pharma Inc.	4,127,699	11,351
*	Crinetics Pharmaceuticals Inc.	646,921	11,334
*,1	Kala Pharmaceuticals Inc.	1,073,407	11,282
*	SI-BONE Inc.	707,574	11,279
*,1	Morphic Holding Inc.	409,800	11,085
*	Voyager Therapeutics Inc.	872,595	11,012
*	TransMedics Group Inc.	608,966	10,913
*	Avid Bioservices Inc.	1,652,248	10,847
*,1	Zynex Inc.	433,567	10,783
*	Beam Therapeutics Inc.	384,279	10,760
*	Syros Pharmaceuticals Inc.	1,003,963	10,702
*	CytomX Therapeutics Inc.	1,283,530	10,692
*	SpringWorks Therapeutics Inc.	250,870	10,537
*,1	MannKind Corp.	5,999,761	10,500
*,1	Stoke Therapeutics Inc.	437,391	10,423
*	InfuSystem Holdings Inc.	898,323	10,367
*	Scholar Rock Holding Corp.	567,853	10,341
*	Puma Biotechnology Inc.	973,988	10,159
*	Calithera Biosciences Inc.	1,902,177	10,043
*	Aeglea BioTherapeutics Inc.	1,069,280	9,891
*	BioSpecifics Technologies Corp.	160,830	9,856
*	NGM Biopharmaceuticals Inc.	498,566	9,842
*	Community Health Systems Inc.	3,257,413	9,805
33

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Black Diamond Therapeutics Inc.	231,041	9,741
*	Viemed Healthcare Inc.	1,010,607	9,702
*	Inari Medical Inc.	199,331	9,656
*	SIGA Technologies Inc.	1,615,615	9,548
*,1	BrainStorm Cell Therapeutics Inc.	841,058	9,428
*	Pfenex Inc.	1,116,129	9,320
*,1	Precigen Inc.	1,867,600	9,319
*	PDL BioPharma Inc.	3,198,285	9,307
*	Axogen Inc.	997,029	9,213
*,1	Amyris Inc.	2,144,644	9,158
*,1	ORIC Pharmaceuticals Inc.	268,566	9,059
*	Oyster Point Pharma Inc.	311,306	8,991
*,1	BioLife Solutions Inc.	544,010	8,895
*	CytoSorbents Corp.	891,958	8,830
*	Ovid therapeutics Inc.	1,177,456	8,678
	Utah Medical Products Inc.	97,857	8,672
*	Precision BioSciences Inc.	1,026,976	8,555
*	Rigel Pharmaceuticals Inc.	4,673,184	8,552
*	Akero Therapeutics Inc.	338,791	8,443
*,1	TherapeuticsMD Inc.	6,732,437	8,416
*	RAPT Therapeutics Inc.	289,792	8,410
*,1	Verastem Inc.	4,831,074	8,309
*	ANI Pharmaceuticals Inc.	248,905	8,050
*	IVERIC bio Inc.	1,575,077	8,033
*	Fluidigm Corp.	1,995,623	8,002
*	FONAR Corp.	372,268	7,955
*,1	Menlo Therapeutics Inc.	4,461,554	7,718
*,1	XBiotech Inc.	562,476	7,712
*	Surgery Partners Inc.	662,395	7,664
*,1	Prevail Therapeutics Inc.	509,999	7,599
*	Misonix Inc.	559,386	7,591
*,2	Electromed Inc.	492,829	7,585
*,1	UNITY Biotechnology Inc.	868,633	7,540
*	Passage Bio Inc.	274,500	7,502
*	Eiger BioPharmaceuticals Inc.	778,377	7,472
*	NextCure Inc.	346,944	7,438
*	Concert Pharmaceuticals Inc.	747,006	7,433
*	Repro-Med Systems Inc.	824,466	7,404
*	RTI Surgical Holdings Inc.	2,301,177	7,318
*	Marinus Pharmaceuticals Inc.	2,814,953	7,150
*	Joint Corp.	466,207	7,119
*	Lannett Co. Inc.	974,020	7,071
*,1	Anavex Life Sciences Corp.	1,425,049	7,011
*,1	Keros Therapeutics Inc.	186,199	6,984
*	Cymabay Therapeutics Inc.	1,953,114	6,816
*,1	AMAG Pharmaceuticals Inc.	883,207	6,757
*	Satsuma Pharmaceuticals Inc.	230,004	6,615
*,1	Mallinckrodt plc	2,462,895	6,601
*	SeaSpine Holdings Corp.	629,914	6,595
*,1	Neoleukin Therapeutics Inc.	397,100	6,592
*,1	Dyadic International Inc.	755,490	6,543
*,1	Selecta Biosciences Inc.	2,294,508	6,516
*	Personalis Inc.	501,139	6,500
*,1	Agile Therapeutics Inc.	2,321,042	6,453
*	Cutera Inc.	525,835	6,399
*	Alphatec Holdings Inc.	1,351,148	6,350
*,1	ChromaDex Corp.	1,367,198	6,275
	Invacare Corp.	962,317	6,130
*	ADMA Biologics Inc.	2,087,866	6,117
*	Mirum Pharmaceuticals Inc.	311,978	6,071
*	Ideaya Biosciences Inc.	426,777	6,065
34

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Magenta Therapeutics Inc.	804,543	6,042
*	Chiasma Inc.	1,111,527	5,980
*,1	Akcea Therapeutics Inc.	431,460	5,911
*	Accuray Inc.	2,908,814	5,905
*	Spero Therapeutics Inc.	433,657	5,867
*,1	ViewRay Inc.	2,552,310	5,717
*	Phathom Pharmaceuticals Inc.	171,589	5,647
*,1	Seres Therapeutics Inc.	1,175,813	5,597
*	iRadimed Corp.	237,234	5,506
*	Liquidia Technologies Inc.	647,165	5,449
*,1	Rubius Therapeutics Inc.	896,003	5,358
*,1	Aspira Women's Health Inc.	1,379,576	5,298
*,1	iCAD Inc.	528,039	5,275
*,1	Optinose Inc.	708,073	5,268
*	Kindred Biosciences Inc.	1,154,225	5,182
*,1	Arcutis Biotherapeutics Inc.	171,110	5,174
*	Sientra Inc.	1,333,107	5,159
*	Abeona Therapeutics Inc.	1,760,180	5,131
*	MediciNova Inc.	943,021	5,111
*,1	Evofem Biosciences Inc.	1,802,858	5,102
*	Kezar Life Sciences Inc.	984,211	5,098
*	Fulcrum Therapeutics Inc.	278,200	5,088
*,1	Catasys Inc.	205,623	5,087
*,1	Aytu BioScience Inc.	3,548,665	5,039
*	Five Prime Therapeutics Inc.	824,351	5,029
*	Paratek Pharmaceuticals Inc.	948,523	4,951
*	Strongbridge Biopharma plc	1,282,155	4,847
*	Stereotaxis Inc.	1,049,435	4,680
*	Apyx Medical Corp.	842,962	4,678
*,1	Sutro Biopharma Inc.	595,120	4,618
*,1	Harvard Bioscience Inc.	1,461,226	4,530
*	Chimerix Inc.	1,444,395	4,478
*,1	Fulgent Genetics Inc.	279,570	4,473
*	Cidara Therapeutics Inc.	1,197,719	4,420
*	Cyclerion Therapeutics Inc.	744,193	4,398
*	Harpoon Therapeutics Inc.	264,272	4,387
*	ContraFect Corp.	678,700	4,337
*,1	BioSig Technologies Inc.	598,964	4,313
*,1	CorMedix Inc.	679,973	4,284
*,1	Orgenesis Inc.	699,918	4,256
*,1	Altimmune Inc.	390,692	4,184
*	Minerva Neurosciences Inc.	1,149,437	4,149
*,1	T2 Biosystems Inc.	3,158,573	4,011
*	X4 Pharmaceuticals Inc.	430,247	4,010
*,1	Trevena Inc.	2,656,331	3,984
*	Gritstone Oncology Inc.	598,855	3,976
*	Harrow Health Inc.	763,120	3,976
*	Exicure Inc.	1,621,663	3,957
*,1	Matinas BioPharma Holdings Inc.	5,112,722	3,952
*	Jounce Therapeutics Inc.	570,130	3,934
*,1	Pulse Biosciences Inc.	372,039	3,892
*	OptimizeRx Corp.	298,449	3,889
*,1	Hookipa Pharma Inc.	333,052	3,870
*	Aravive Inc.	328,708	3,826
*	Celsion Corp.	996,738	3,708
*	CASI Pharmaceuticals Inc.	1,467,940	3,670
*,1	Fortress Biotech Inc.	1,365,083	3,658
*,1	AVEO Pharmaceuticals Inc.	705,382	3,633
*,1	Avenue Therapeutics Inc.	336,661	3,626
*,1	Rockwell Medical Inc.	1,845,422	3,599
*,1	Verrica Pharmaceuticals Inc.	325,091	3,579
35

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Enzo Biochem Inc.	1,586,114	3,553
*	KalVista Pharmaceuticals Inc.	291,774	3,530
*	Catalyst Biosciences Inc.	600,549	3,525
*	Otonomy Inc.	963,343	3,487
*	American Renal Associates Holdings Inc.	531,078	3,463
*	scPharmaceuticals Inc.	468,694	3,450
*	GlycoMimetics Inc.	910,116	3,422
*,1	Evelo Biosciences Inc.	697,917	3,420
*,1	Xeris Pharmaceuticals Inc.	1,283,094	3,413
*	Aptinyx Inc.	804,915	3,356
*	TCR2 Therapeutics Inc.	215,242	3,306
*	Aduro Biotech Inc.	1,430,504	3,304
*,1	Applied Genetic Technologies Corp.	592,980	3,285
*	Axcella Health Inc.	593,458	3,282
*	Retractable Technologies Inc.	463,377	3,253
*,1	Genesis Healthcare Inc. Class A	4,696,669	3,241
*,1	Biomerica Inc.	446,732	3,239
*,1	Galectin Therapeutics Inc.	1,051,163	3,217
*,1	XOMA Corp.	160,766	3,177
*,1	Evolus Inc.	595,634	3,157
*,1	Actinium Pharmaceuticals Inc.	8,955,790	3,148
*	Recro Pharma Inc.	684,253	3,113
*,1	Palatin Technologies Inc.	6,009,176	3,077
*	Mustang Bio Inc.	958,613	3,048
*	Savara Inc.	1,202,790	2,995
*,1	Lineage Cell Therapeutics Inc.	3,430,046	2,984
*	89bio Inc.	149,600	2,982
*,1	Biocept Inc.	4,181,600	2,975
*,1	Lexicon Pharmaceuticals Inc.	1,482,318	2,957
*	IMARA Inc.	106,657	2,947
*,1	Lumos Pharma Inc.	177,113	2,921
*,1	Kaleido Biosciences Inc.	391,597	2,910
*,1	DermTech Inc.	219,700	2,907
*	AdaptHealth Corp. Class A	180,184	2,901
*,1	Onconova Therapeutics Inc.	5,090,648	2,882
*	Aldeyra Therapeutics Inc.	667,217	2,782
*	Champions Oncology Inc.	289,286	2,766
*	Catabasis Pharmaceuticals Inc.	423,735	2,725
*	Immunic Inc.	224,400	2,720
*,1	AcelRx Pharmaceuticals Inc.	2,142,380	2,592
*,1	Exagen Inc.	207,653	2,577
*,1	Leap Therapeutics Inc.	1,205,117	2,519
*,1	La Jolla Pharmaceutical Co.	582,183	2,480
*,1	Tela Bio Inc.	190,155	2,464
*	Cerecor Inc.	939,669	2,443
*,1	PAVmed Inc.	1,156,416	2,440
*,1	Bellerophon Therapeutics Inc.	191,133	2,399
*	Pro-Dex Inc.	127,175	2,266
*,1,2	Pulmatrix Inc.	1,311,500	2,256
*	Oncocyte Corp.	1,179,524	2,253
*	Galera Therapeutics Inc.	309,002	2,206
*,1	Ampio Pharmaceuticals Inc.	3,462,732	2,205
*,1	Soleno Therapeutics Inc.	974,442	2,163
*	Surface Oncology Inc.	323,119	2,120
*,1	MTBC Inc.	243,947	2,022
*,1	Zynerba Pharmaceuticals Inc.	598,065	2,015
*,1	Venus Concept Inc.	576,485	2,012
*,1	Milestone Scientific Inc.	1,015,938	1,981
*,1	Vir Biotechnology Inc.	47,376	1,941
*	Clearside Biomedical Inc.	1,020,491	1,919
*,1	PhaseBio Pharmaceuticals Inc.	412,403	1,897
36

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,1	Zomedica Pharmaceuticals Corp.	7,964,345	1,895
*,1	Senseonics Holdings Inc.	4,827,947	1,883
*	Arbutus Biopharma Corp.	1,031,555	1,877
*,1	Tyme Technologies Inc.	1,410,436	1,876
*,1	Marker Therapeutics Inc.	904,972	1,873
*,1	Eloxx Pharmaceuticals Inc.	608,308	1,843
*,1	Aquestive Therapeutics Inc.	373,583	1,816
*	Five Star Senior Living Inc.	462,308	1,803
*	Sesen Bio Inc.	2,475,212	1,782
*,1	Chembio Diagnostics Inc.	542,939	1,765
*	Bioanalytical Systems Inc.	338,137	1,718
*	Assertio Holdings Inc.	1,986,395	1,702
*,1	EyePoint Pharmaceuticals Inc.	2,205,834	1,670
*,1	Soliton Inc.	213,715	1,663
*,1	Proteostasis Therapeutics Inc.	1,195,732	1,638
*	CTI BioPharma Corp.	1,356,188	1,573
*,1	Conformis Inc.	1,903,523	1,561
*	Adamas Pharmaceuticals Inc.	607,738	1,556
*,1	Cassava Sciences Inc.	497,510	1,532
*,1	SCYNEXIS Inc.	2,036,941	1,530
*	Forma Therapeutics Holdings Inc.	32,465	1,509
*,1	Enochian Biosciences Inc.	351,591	1,480
*	Checkpoint Therapeutics Inc.	724,862	1,435
*,1	Solid Biosciences Inc.	489,748	1,435
*,1	Organovo Holdings Inc.	2,598,783	1,430
*	LogicBio Therapeutics Inc.	167,462	1,417
*,1	Evoke Pharma Inc.	393,656	1,394
*	ClearPoint Neuro Inc.	383,491	1,377
*	Alpine Immune Sciences Inc.	139,028	1,350
*	Infinity Pharmaceuticals Inc.	1,491,350	1,349
*,1	Miragen Therapeutics Inc.	1,205,649	1,338
*	Soligenix Inc.	598,911	1,264
*	IRIDEX Corp.	563,826	1,195
*	Synlogic Inc.	586,414	1,190
*,1	Eton Pharmaceuticals Inc.	213,277	1,162
*,1	Genocea Biosciences Inc.	498,354	1,146
*,1	Aclaris Therapeutics Inc.	694,097	1,124
*	AquaBounty Technologies Inc.	347,989	1,121
*,1	Idera Pharmaceuticals Inc.	613,295	1,098
*,1	Baudax Bio Inc.	263,817	1,095
*	CARDIFF ONCOLOGY Inc.	216,695	1,086
*,1	Heat Biologics Inc.	1,278,687	1,078
*	resTORbio Inc.	491,365	1,056
*,1	Corvus Pharmaceuticals Inc.	382,848	1,041
*,1	Celcuity Inc.	146,048	1,012
*,1	Acorda Therapeutics Inc.	1,366,942	1,004
*	Aerpio Pharmaceuticals Inc.	802,614	1,003
*	Curis Inc.	822,614	995
*	Calyxt Inc.	200,296	987
	Merrimack Pharmaceuticals Inc.	285,294	950
*,1	Moleculin Biotech Inc.	969,880	939
*	Sensus Healthcare Inc.	297,376	919
*	Cumberland Pharmaceuticals Inc.	275,632	918
	Psychemedics Corp.	165,302	909
*	Microbot Medical Inc.	129,911	898
*	IsoRay Inc.	1,581,901	879
*,1	PolarityTE Inc.	697,780	865
*,1	Bellicum Pharmaceuticals Inc.	114,113	848
*	Cabaletta Bio Inc.	74,221	827
*	Standard Diversified Inc. Class A	61,049	788
*,1	Ekso Bionics Holdings Inc.	93,255	783
37

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,1	Lipocine Inc.	618,404	779
*,1	Neos Therapeutics Inc.	1,121,410	768
*,1	Sunesis Pharmaceuticals Inc.	2,860,014	753
*,1	Millendo Therapeutics Inc.	396,400	698
*,1	Cohbar Inc.	442,624	686
*	DiaMedica Therapeutics Inc.	99,032	686
*,1	vTv Therapeutics Inc. Class A	303,148	682
*	aTyr Pharma Inc.	152,825	679
*,1	HTG Molecular Diagnostics Inc.	936,812	675
*,1	Zosano Pharma Corp.	745,534	638
*	Oncternal Therapeutics Inc.	214,040	608
*	Generation Bio Co.	28,772	604
*	Equillium Inc.	203,300	600
*,1	Strata Skin Sciences Inc.	517,774	595
*,1	Novan Inc.	1,219,168	589
*	Oragenics Inc.	844,227	586
*,1	ElectroCore Inc.	700,682	576
*,1	Forte Biosciences Inc.	38,954	568
*	PLx Pharma Inc.	178,053	564
*	Neuronetics Inc.	290,135	560
*,1	Adamis Pharmaceuticals Corp.	1,029,133	553
*	Apollo Endosurgery Inc.	338,627	549
*	Vaxcyte Inc.	17,266	546
*	Opiant Pharmaceuticals Inc.	59,635	534
*	Geron Corp. Warrants Exp. 12/31/2025	1,202,419	529
*	Capital Senior Living Corp.	740,585	526
*,1	Navidea Biopharmaceuticals Inc.	130,806	515
*	Applied Molecular Transport Inc.	20,254	509
*,1	Cocrystal Pharma Inc.	332,275	505
*,1	Citius Pharmaceuticals Inc.	435,356	492
*	Larimar Therapeutics Inc.	37,061	476
*	Pliant Therapeutics Inc.	14,420	468
*	Eyenovia Inc.	160,888	457
*	AzurRx BioPharma Inc.	490,181	444
*,1	Vaccinex Inc.	121,573	439
*	Nephros Inc.	48,125	404
*	Alimera Sciences Inc.	62,517	394
*,1	AgeX Therapeutics Inc.	415,268	393
*	Allena Pharmaceuticals Inc.	245,176	387
*,1	Biolase Inc.	815,191	377
*	Spring Bank Pharmaceuticals Inc.	255,362	375
*,1	Endologix Inc.	458,529	369
*	Progenity Inc.	40,463	364
*	TFF Pharmaceuticals Inc.	62,460	360
*	Histogen Inc.	93,683	357
*,1	Teligent Inc.	135,779	331
*	Daxor Corp.	22,457	329
*	Akouos Inc.	14,541	327
*	Avidity Biosciences Inc.	11,538	326
*	ImmuCell Corp.	66,289	312
*	Neurotrope Inc.	259,399	301
*,1	9 Meters Biopharma Inc.	514,938	295
*,1	Outlook Therapeutics Inc.	223,704	289
*	SELLAS Life Sciences Group Inc.	95,483	280
*	Caladrius Biosciences Inc.	153,833	274
*	Adial Pharmaceuticals Inc.	176,277	245
*	Acer Therapeutics Inc.	70,268	241
*	Brickell Biotech Inc.	240,499	240
*	Aileron Therapeutics Inc.	199,290	235
*,1	TransEnterix Inc.	413,267	224
*,1	VIVUS Inc.	271,618	223
38

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Trevi Therapeutics Inc.	32,341	213
*	Xtant Medical Holdings Inc.	221,928	200
*	Aptevo Therapeutics Inc.	23,936	200
*,1	Unum Therapeutics Inc.	400,874	184
*	Helius Medical Technologies Inc. Class A	314,754	134
*	Lyra Therapeutics Inc.	11,419	129
*	Kadmon Holdings Inc. Warrants Exp. 09/28/2022	169,257	120
*,1	OncoSec Medical Inc.	38,594	79
*	American Shared Hospital Services	36,338	78
*	Imac Holdings Inc.	38,906	49
*	Inmune Bio Inc.	8,450	44
*,1,3	Synergy Pharmaceuticals Inc.	5,148,145	33
*	RA Medical Systems Inc.	65,700	32
*,1	Second Sight Medical Products Inc.	30,930	30
*,1	Pulse Biosciences Inc. Warrants Exp. 06/05/2025	8,313	29
*	Hoth Therapeutics Inc.	8,642	22
*,1,3	Oncternal Therapeutics Inc. CVR	8,933	18
*	Entasis Therapeutics Holdings Inc.	5,429	16
*	Seelos Therapeutics Inc.	16,239	16
*	Biolase Inc. Rights Exp. 07/15/2020	815,191	10
*,3	NuPathe Inc.	158,681	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	157,660	—
*,3	Adolor Corp. Rights	592,629	—
			121,823,025
Industrials (11.6%)
*	PayPal Holdings Inc.	33,465,397	5,830,676
	Accenture plc Class A	18,155,518	3,898,353
	Union Pacific Corp.	19,340,179	3,269,844
	Honeywell International Inc.	20,001,684	2,892,043
	Boeing Co.	15,281,067	2,801,020
	Raytheon Technologies Corp.	43,220,234	2,663,231
	3M Co.	16,395,195	2,557,486
	Lockheed Martin Corp.	6,792,729	2,478,803
	Fidelity National Information Services Inc.	17,607,912	2,361,045
	United Parcel Service Inc. Class B	20,069,646	2,231,343
	Caterpillar Inc.	15,426,466	1,951,448
	Automatic Data Processing Inc.	11,635,244	1,732,371
	General Electric Co.	249,288,934	1,702,643
*	Fiserv Inc.	16,215,908	1,582,997
	CSX Corp.	21,814,205	1,521,323
	Global Payments Inc.	8,522,650	1,445,612
	Illinois Tool Works Inc.	8,097,769	1,415,895
	Deere & Co.	8,915,950	1,401,142
	Sherwin-Williams Co.	2,328,590	1,345,576
	Northrop Grumman Corp.	4,275,995	1,314,612
	Norfolk Southern Corp.	7,300,335	1,281,720
	Waste Management Inc.	12,076,787	1,279,053
*	Square Inc. Class A	10,344,813	1,085,585
	Emerson Electric Co.	17,026,344	1,056,144
	General Dynamics Corp.	6,948,365	1,038,503
	Eaton Corp. plc	11,396,251	996,944
	FedEx Corp.	6,701,387	939,668
	Amphenol Corp. Class A	8,429,449	807,626
	Verisk Analytics Inc. Class A	4,620,003	786,325
	Agilent Technologies Inc.	8,776,451	775,575
	TE Connectivity Ltd.	9,397,960	766,404
	PACCAR Inc.	9,839,621	736,496
	Cummins Inc.	4,199,418	727,591
	Johnson Controls International plc	21,207,113	724,011
	Rockwell Automation Inc.	3,299,749	702,847
39

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Waste Connections Inc.	7,492,389	702,711
	Otis Worldwide Corp.	12,348,170	702,117
	Paychex Inc.	9,197,821	696,735
	Cintas Corp.	2,520,770	671,432
	Parker-Hannifin Corp.	3,651,868	669,278
	TransDigm Group Inc.	1,464,006	647,164
	Ball Corp.	9,293,478	645,804
	Trane Technologies plc	6,817,126	606,588
*	FleetCor Technologies Inc.	2,387,698	600,578
	Equifax Inc.	3,457,626	594,297
	AMETEK Inc.	6,543,484	584,791
	Fortive Corp.	8,638,446	584,477
	Corning Inc.	21,689,352	561,754
	Carrier Global Corp.	24,712,487	549,111
*	Mettler-Toledo International Inc.	681,221	548,758
*	Keysight Technologies Inc.	5,322,679	536,420
	Old Dominion Freight Line Inc.	3,027,219	513,386
	Republic Services Inc. Class A	5,895,906	483,759
	TransUnion	5,413,353	471,178
	Vulcan Materials Co.	3,778,522	437,742
	WW Grainger Inc.	1,295,869	407,110
	Kansas City Southern	2,712,625	404,968
	Jack Henry & Associates Inc.	2,185,054	402,115
	Dover Corp.	4,103,810	396,264
*	Zebra Technologies Corp. Class A	1,514,548	387,649
	Masco Corp.	7,516,587	377,408
	Martin Marietta Materials Inc.	1,773,219	366,294
	Expeditors International of Washington Inc.	4,742,150	360,593
	IDEX Corp.	2,149,276	339,672
	Xylem Inc.	5,132,877	333,432
*	Fair Isaac Corp.	784,831	328,091
*	Teledyne Technologies Inc.	1,044,712	324,853
*	Waters Corp.	1,765,768	318,545
	Jacobs Engineering Group Inc.	3,706,667	314,325
*	Trimble Inc.	7,109,453	307,057
*	United Rentals Inc.	2,054,653	306,225
	Booz Allen Hamilton Holding Corp. Class A	3,924,719	305,304
	CH Robinson Worldwide Inc.	3,834,837	303,182
	Westinghouse Air Brake Technologies Corp.	5,156,089	296,836
	JB Hunt Transport Services Inc.	2,403,803	289,274
*	Ingersoll Rand Inc.	10,102,722	284,089
	Nordson Corp.	1,480,880	280,938
	Cognex Corp.	4,655,340	278,017
	Avery Dennison Corp.	2,374,970	270,960
	Packaging Corp. of America	2,701,997	269,659
	Allegion plc	2,630,449	268,884
*	Crown Holdings Inc.	3,838,234	249,984
	Lennox International Inc.	1,035,972	241,371
	HEICO Corp. Class A	2,798,048	227,313
	Graco Inc.	4,725,781	226,790
*	Generac Holdings Inc.	1,787,098	217,901
*	Trex Co. Inc.	1,651,784	214,848
	Snap-on Inc.	1,547,019	214,278
	Textron Inc.	6,484,596	213,408
	Westrock Co.	7,372,595	208,350
*	WEX Inc.	1,241,745	204,900
	AptarGroup Inc.	1,824,335	204,289
	Toro Co.	3,043,604	201,913
	Huntington Ingalls Industries Inc.	1,153,415	201,259
*	XPO Logistics Inc.	2,602,724	201,060
	Genpact Ltd.	5,428,459	198,247
40

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Hubbell Inc. Class B	1,544,940	193,674
	Carlisle Cos. Inc.	1,560,720	186,771
	A O Smith Corp.	3,859,313	181,851
	Universal Display Corp.	1,210,362	181,094
	Pentair plc	4,713,015	179,047
	Howmet Aerospace Inc.	11,198,929	177,503
*	Axon Enterprise Inc.	1,792,869	175,934
	Owens Corning	3,091,838	172,401
*	Berry Global Group Inc.	3,781,117	167,579
	Donaldson Co. Inc.	3,598,140	167,385
*	Sensata Technologies Holding plc	4,492,472	167,255
	Watsco Inc.	932,262	165,663
*	AECOM	4,341,968	163,171
	Robert Half International Inc.	3,085,407	163,002
*	HD Supply Holdings Inc.	4,613,644	159,863
*	IPG Photonics Corp.	982,844	157,638
*	Arrow Electronics Inc.	2,253,226	154,774
	BWX Technologies Inc.	2,714,054	153,724
	Quanta Services Inc.	3,911,330	153,441
	CoreLogic Inc.	2,259,596	151,890
	Knight-Swift Transportation Holdings Inc. Class A	3,638,409	151,758
	FLIR Systems Inc.	3,739,624	151,717
	Sonoco Products Co.	2,852,203	149,142
*	Stericycle Inc.	2,611,352	146,183
	Sealed Air Corp.	4,440,447	145,869
*	Paylocity Holding Corp.	997,649	145,547
	ITT Inc.	2,463,788	144,723
	Brunswick Corp.	2,252,975	144,213
	Lincoln Electric Holdings Inc.	1,692,914	142,611
	Oshkosh Corp.	1,940,212	138,958
*	Euronet Worldwide Inc.	1,418,541	135,925
	Woodward Inc.	1,691,725	131,193
	MDU Resources Group Inc.	5,723,789	126,954
*	Middleby Corp.	1,588,607	125,405
*	Mercury Systems Inc.	1,586,129	124,765
	Jabil Inc.	3,864,353	123,968
	Landstar System Inc.	1,094,645	122,940
	MAXIMUS Inc.	1,739,890	122,575
	Tetra Tech Inc.	1,535,317	121,474
*	FTI Consulting Inc.	1,057,489	121,135
	MSA Safety Inc.	1,054,685	120,698
	Exponent Inc.	1,469,713	118,944
*,1	Bill.com Holdings Inc.	1,297,676	117,063
*	II-VI Inc.	2,475,048	116,872
	ManpowerGroup Inc.	1,656,710	113,899
	Allison Transmission Holdings Inc.	3,060,160	112,553
	Littelfuse Inc.	654,288	111,641
	Graphic Packaging Holding Co.	7,967,797	111,469
	Acuity Brands Inc.	1,130,998	108,282
*	TopBuild Corp.	950,984	108,193
	Hexcel Corp.	2,375,622	107,426
	Armstrong World Industries Inc.	1,373,471	107,076
	Curtiss-Wright Corp.	1,188,273	106,089
	Flowserve Corp.	3,705,580	105,683
	Simpson Manufacturing Co. Inc.	1,241,347	104,720
	EMCOR Group Inc.	1,562,413	103,338
	Regal Beloit Corp.	1,156,689	101,002
*	Novanta Inc.	945,394	100,940
	AGCO Corp.	1,709,234	94,794
*	ASGN Inc.	1,420,587	94,725
	Rexnord Corp.	3,247,409	94,662
41

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	KBR Inc.	4,059,354	91,538
*	RBC Bearings Inc.	680,301	91,188
	nVent Electric plc	4,861,423	91,054
	Air Lease Corp. Class A	3,071,035	89,951
*	Coherent Inc.	686,744	89,950
	Timken Co.	1,930,376	87,813
*	Kirby Corp.	1,618,413	86,682
*	Clean Harbors Inc.	1,431,497	85,861
*	Aerojet Rocketdyne Holdings Inc.	2,134,349	84,606
*	ACI Worldwide Inc.	3,131,611	84,522
	Crane Co.	1,415,274	84,152
	Eagle Materials Inc.	1,187,074	83,356
	Louisiana-Pacific Corp.	3,216,469	82,502
*	Saia Inc.	737,752	82,023
*	Proto Labs Inc.	723,478	81,370
	MSC Industrial Direct Co. Inc. Class A	1,102,984	80,308
*,1	Colfax Corp.	2,874,399	80,196
	Avnet Inc.	2,826,294	78,811
	EnerSys	1,220,257	78,560
	UniFirst Corp.	434,843	77,815
	John Bean Technologies Corp.	899,159	77,346
	Werner Enterprises Inc.	1,671,974	72,781
*	Itron Inc.	1,094,556	72,514
	Spirit AeroSystems Holdings Inc. Class A	3,020,377	72,308
*	MasTec Inc.	1,580,161	70,902
	Silgan Holdings Inc.	2,180,941	70,641
*	TriNet Group Inc.	1,152,991	70,263
	Applied Industrial Technologies Inc.	1,115,283	69,583
	Advanced Drainage Systems Inc.	1,388,309	68,582
*	Builders FirstSource Inc.	3,301,850	68,348
	ABM Industries Inc.	1,882,636	68,340
	Kennametal Inc.	2,364,031	67,871
	Insperity Inc.	1,044,064	67,582
*	Casella Waste Systems Inc. Class A	1,295,564	67,525
*	Green Dot Corp. Class A	1,362,596	66,876
	Valmont Industries Inc.	580,624	65,970
*	Rogers Corp.	527,558	65,734
	Brink's Co.	1,433,687	65,247
	Brady Corp. Class A	1,391,778	65,163
*	Fabrinet	1,043,334	65,125
	Macquarie Infrastructure Corp.	2,096,082	64,329
	AAON Inc.	1,183,449	64,249
	Watts Water Technologies Inc. Class A	780,860	63,250
	ESCO Technologies Inc.	747,455	63,182
*	Advanced Disposal Services Inc.	2,036,226	61,433
	GATX Corp.	995,069	60,679
*	AMN Healthcare Services Inc.	1,332,779	60,295
*	ExlService Holdings Inc.	938,516	59,502
	Alliance Data Systems Corp.	1,295,521	58,454
	Vishay Intertechnology Inc.	3,805,986	58,117
	Franklin Electric Co. Inc.	1,102,403	57,898
	EVERTEC Inc.	2,059,521	57,873
	Altra Industrial Motion Corp.	1,816,415	57,871
	Ryder System Inc.	1,526,761	57,269
*	Plexus Corp.	797,816	56,294
	HEICO Corp.	551,911	54,998
*	Masonite International Corp.	703,213	54,696
*	Kratos Defense & Security Solutions Inc.	3,447,795	53,889
	Trinity Industries Inc.	2,521,920	53,692
	Barnes Group Inc.	1,349,841	53,400
	ManTech International Corp. Class A	773,098	52,949
42

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Badger Meter Inc.	841,499	52,947
*,1,4	API Group Corp.	4,343,675	52,776
*	Summit Materials Inc. Class A	3,262,978	52,469
	Federal Signal Corp.	1,731,326	51,472
	Albany International Corp. Class A	870,292	51,095
*	SPX Corp.	1,223,376	50,342
*	Chart Industries Inc.	1,029,162	49,904
	Hillenbrand Inc.	1,808,751	48,963
*	AeroVironment Inc.	609,865	48,564
*	BMC Stock Holdings Inc.	1,921,115	48,297
*	WESCO International Inc.	1,368,231	48,039
	Korn Ferry	1,561,212	47,976
*	MACOM Technology Solutions Holdings Inc.	1,353,862	46,505
*	Sanmina Corp.	1,828,172	45,777
	Moog Inc. Class A	861,077	45,620
*	Pluralsight Inc. Class A	2,508,361	45,276
*	Gibraltar Industries Inc.	937,436	45,006
*	SPX FLOW Inc.	1,194,130	44,708
	Fluor Corp.	3,653,453	44,134
*	Installed Building Products Inc.	639,565	43,989
	Otter Tail Corp.	1,133,237	43,958
*	Hub Group Inc. Class A	913,449	43,718
	Schneider National Inc. Class B	1,747,588	43,113
*	Ambarella Inc.	937,176	42,923
	Cubic Corp.	888,842	42,691
	Mueller Water Products Inc. Class A	4,488,846	42,330
	Triton International Ltd.	1,388,062	41,975
	Belden Inc.	1,289,336	41,968
*	Beacon Roofing Supply Inc.	1,583,360	41,753
	Boise Cascade Co.	1,108,745	41,700
*,1	Virgin Galactic Holdings Inc.	2,532,391	41,379
*	Resideo Technologies Inc.	3,510,925	41,148
	Mueller Industries Inc.	1,528,622	40,631
	Forward Air Corp.	815,016	40,604
*	Vicor Corp.	563,899	40,573
	O-I Glass Inc.	4,472,840	40,166
	Comfort Systems USA Inc.	975,333	39,745
*	Navistar International Corp.	1,408,848	39,730
*	Meritor Inc.	1,955,328	38,715
*	Verra Mobility Corp. Class A	3,728,108	38,325
	Mobile Mini Inc.	1,247,302	36,795
	Patrick Industries Inc.	598,947	36,686
	McGrath RentCorp	677,752	36,605
*	Allegheny Technologies Inc.	3,588,128	36,563
*	Atkore International Group Inc.	1,325,475	36,252
	Matson Inc.	1,240,655	36,103
	Terex Corp.	1,910,787	35,865
*	Air Transport Services Group Inc.	1,604,242	35,726
*	OSI Systems Inc.	473,639	35,352
*	Dycom Industries Inc.	853,853	34,914
*	CBIZ Inc.	1,448,571	34,722
*	TTM Technologies Inc.	2,896,778	34,356
*,1	Cimpress plc	444,730	33,951
	ICF International Inc.	515,858	33,443
*,1	CryoPort Inc.	1,103,839	33,391
	Kadant Inc.	329,890	32,877
	Kaman Corp.	781,401	32,506
	Alamo Group Inc.	315,433	32,376
	Methode Electronics Inc.	1,020,746	31,909
*	Atlas Air Worldwide Holdings Inc.	734,051	31,586
	Tennant Co.	485,609	31,569
43

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Covanta Holding Corp.	3,289,108	31,543
	US Ecology Inc.	930,408	31,522
	Helios Technologies Inc.	835,209	31,112
	Greif Inc. Class A	903,515	31,090
*	TriMas Corp.	1,267,074	30,346
*	Repay Holdings Corp. Class A	1,231,601	30,334
	Astec Industries Inc.	652,082	30,198
*	Harsco Corp.	2,233,816	30,179
*	AZEK Co. Inc. Class A	936,297	29,830
	Enerpac Tool Group Corp. Class A	1,692,093	29,781
	Maxar Technologies Inc.	1,655,692	29,736
*	JELD-WEN Holding Inc.	1,845,184	29,726
	Mesa Laboratories Inc.	135,982	29,481
	CSW Industrials Inc.	426,059	29,445
*	Sykes Enterprises Inc.	1,064,325	29,439
*	Huron Consulting Group Inc.	661,519	29,272
	EnPro Industries Inc.	583,137	28,743
*	GMS Inc.	1,160,055	28,526
	Lindsay Corp.	305,146	28,138
	Deluxe Corp.	1,194,133	28,110
	Encore Wire Corp.	560,490	27,363
	Marten Transport Ltd.	1,077,543	27,111
*	FARO Technologies Inc.	495,391	26,553
*	Parsons Corp.	717,934	26,018
[1]	ADT Inc.	3,251,738	25,949
*	Evo Payments Inc. Class A	1,136,308	25,942
*	Livent Corp.	4,179,982	25,749
	Heartland Express Inc.	1,232,099	25,652
	Granite Construction Inc.	1,319,930	25,263
*,1	Bloom Energy Corp. Class A	2,305,095	25,079
	AZZ Inc.	728,565	25,004
*	Cardtronics plc Class A	1,013,102	24,294
*	PGT Innovations Inc.	1,537,418	24,107
	TTEC Holdings Inc.	517,139	24,078
	Douglas Dynamics Inc.	654,824	22,997
	Primoris Services Corp.	1,283,421	22,794
*	Welbilt Inc.	3,652,693	22,245
	Benchmark Electronics Inc.	1,028,705	22,220
	Raven Industries Inc.	1,011,816	21,764
	Griffon Corp.	1,153,949	21,371
	Columbus McKinnon Corp.	629,197	21,047
*	Herc Holdings Inc.	676,730	20,796
	Standex International Corp.	361,164	20,785
	Greenbrier Cos. Inc.	887,198	20,184
	Argan Inc.	420,865	19,941
	AAR Corp.	928,019	19,182
*,1	PAE Inc.	1,987,000	18,996
	Gorman-Rupp Co.	608,001	18,897
	ArcBest Corp.	702,517	18,624
*	Veeco Instruments Inc.	1,342,529	18,111
	Kforce Inc.	576,320	16,857
	H&E Equipment Services Inc.	904,677	16,718
	CTS Corp.	829,391	16,621
	Apogee Enterprises Inc.	707,806	16,308
*	SEACOR Holdings Inc.	557,054	15,776
*	Vectrus Inc.	317,227	15,585
*	TrueBlue Inc.	1,020,118	15,577
	Shyft Group Inc.	920,567	15,502
*	Great Lakes Dredge & Dock Corp.	1,673,560	15,497
	Kelly Services Inc. Class A	978,800	15,480
*	Shift4 Payments Inc. Class A	433,267	15,381
44

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	MYR Group Inc.	477,852	15,248
	Myers Industries Inc.	1,038,751	15,114
*	Echo Global Logistics Inc.	693,118	14,985
*	CIRCOR International Inc.	587,913	14,980
	Wabash National Corp.	1,404,810	14,919
	Cass Information Systems Inc.	378,389	14,769
*	Aegion Corp. Class A	909,338	14,431
*,1	NV5 Global Inc.	276,543	14,057
*	Tutor Perini Corp.	1,116,346	13,597
*	Thermon Group Holdings Inc.	887,307	12,928
	Quanex Building Products Corp.	929,190	12,897
*	Gates Industrial Corp. plc	1,235,437	12,700
	Triumph Group Inc.	1,390,827	12,531
*	Construction Partners Inc. Class A	700,686	12,444
	Ennis Inc.	677,572	12,291
*	Everi Holdings Inc.	2,368,691	12,222
[2]	Hurco Cos. Inc.	432,678	12,102
	International Seaways Inc.	697,585	11,399
*	US Concrete Inc.	451,964	11,209
	Hyster-Yale Materials Handling Inc.	288,442	11,151
	Heidrick & Struggles International Inc.	514,314	11,119
*	Conduent Inc.	4,607,039	11,011
	Barrett Business Services Inc.	206,543	10,974
*	Cornerstone Building Brands Inc.	1,807,777	10,955
*	Ducommun Inc.	313,428	10,929
*	Manitowoc Co. Inc.	1,003,843	10,922
*	CyberOptics Corp.	336,889	10,851
*,2	Transcat Inc.	417,984	10,809
*	UFP Technologies Inc.	232,903	10,262
*	Energy Recovery Inc.	1,344,952	10,215
	Resources Connection Inc.	846,347	10,131
	Insteel Industries Inc.	507,056	9,670
	NVE Corp.	155,199	9,596
	MTS Systems Corp.	538,971	9,481
*	Kimball Electronics Inc.	698,881	9,463
*	Northwest Pipe Co.	374,738	9,395
*	DXP Enterprises Inc.	454,550	9,050
[2]	LSI Industries Inc.	1,357,970	8,786
	Miller Industries Inc.	294,287	8,761
	VSE Corp.	278,984	8,757
	Park Aerospace Corp.	776,872	8,654
	Allied Motion Technologies Inc.	239,777	8,464
*	Foundation Building Materials Inc.	542,185	8,464
	CRA International Inc.	207,497	8,196
*	CAI International Inc.	490,386	8,170
*	Gencor Industries Inc.	637,410	8,057
*,1	GreenSky Inc. Class A	1,643,156	8,051
*	Willdan Group Inc.	321,579	8,043
*	Heritage-Crystal Clean Inc.	457,541	7,989
*	Napco Security Technologies Inc.	335,202	7,840
*	Iteris Inc.	1,646,141	7,827
*	Sterling Construction Co. Inc.	741,365	7,762
*	Franklin Covey Co.	358,589	7,674
*	Lydall Inc.	547,947	7,430
*	Veritiv Corp.	434,094	7,362
*	Cross Country Healthcare Inc.	1,185,083	7,300
*	Modine Manufacturing Co.	1,318,146	7,276
*	Luna Innovations Inc.	1,219,496	7,122
	Global Water Resources Inc.	674,454	7,109
*	Donnelley Financial Solutions Inc.	835,000	7,014
*	CECO Environmental Corp.	1,025,877	6,761
45

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Astronics Corp.	637,603	6,733
	Daktronics Inc.	1,544,443	6,718
*,1	ShotSpotter Inc.	266,498	6,716
*	Vishay Precision Group Inc.	271,246	6,667
*	Forterra Inc.	595,526	6,646
*	Ranpak Holdings Corp. Class A	881,479	6,558
	Powell Industries Inc.	234,793	6,431
*	Acacia Research Corp.	1,515,871	6,200
*,1	Paysign Inc.	602,949	5,855
*,1	MicroVision Inc.	4,303,031	5,852
*	Covenant Transportation Group Inc. Class A	403,943	5,829
*	Intevac Inc.	1,050,268	5,734
*	ServiceSource International Inc.	3,577,991	5,653
*	Radiant Logistics Inc.	1,427,018	5,608
*	Overseas Shipholding Group Inc. Class A	3,011,632	5,602
*	L B Foster Co. Class A	427,738	5,462
*,1	Alpha Pro Tech Ltd.	294,661	5,215
	NN Inc.	1,072,899	5,086
*	Aspen Aerogels Inc.	772,043	5,080
*	IntriCon Corp.	373,417	5,049
*	IES Holdings Inc.	212,930	4,934
*	Daseke Inc.	1,236,245	4,858
*	Team Inc.	838,302	4,669
*,1	EVI Industries Inc.	209,563	4,550
	Graham Corp.	351,529	4,478
*	Orion Energy Systems Inc.	1,292,281	4,471
	Park-Ohio Holdings Corp.	268,947	4,462
*	Lawson Products Inc.	136,932	4,417
	REV Group Inc.	711,086	4,338
*	PFSweb Inc.	630,483	4,212
*,1	Eagle Bulk Shipping Inc.	1,914,845	4,194
*	I3 Verticals Inc. Class A	137,469	4,158
	United States Lime & Minerals Inc.	47,177	3,984
	Eastern Co.	217,327	3,884
*	GP Strategies Corp.	446,262	3,829
*	IEC Electronics Corp.	396,801	3,821
*,1	ExOne Co.	445,268	3,807
*	DHI Group Inc.	1,809,311	3,800
*	Sharps Compliance Corp.	529,964	3,726
*	US Xpress Enterprises Inc. Class A	602,647	3,616
*,1	HC2 Holdings Inc.	1,075,504	3,592
	Universal Logistics Holdings Inc.	205,109	3,565
	BG Staffing Inc.	305,568	3,459
*	Asure Software Inc.	533,955	3,433
*	Information Services Group Inc.	1,630,546	3,375
*,1	Wrap Technologies Inc.	316,849	3,321
*,1	Research Frontiers Inc.	808,942	3,284
*	Commercial Vehicle Group Inc.	1,113,179	3,217
*	Hill International Inc.	2,112,616	3,211
	Bel Fuse Inc. Class B	295,727	3,173
*	General Finance Corp.	460,722	3,091
*	Goldfield Corp.	812,034	3,013
*	Concrete Pumping Holdings Inc.	857,449	2,984
	Preformed Line Products Co.	58,994	2,950
*	Ultralife Corp.	414,263	2,904
	Crawford & Co. Class A	367,705	2,901
*	StarTek Inc.	568,570	2,888
*	Bristow Group Inc. Class A	204,269	2,845
*,2	Issuer Direct Corp.	276,424	2,806
*,1	BlueLinx Holdings Inc.	321,145	2,752
*,2	Perma-Pipe International Holdings Inc.	472,430	2,655
46

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
[1]	Advanced Emissions Solutions Inc.	534,255	2,591
*	Manitex International Inc.	512,122	2,545
*	Orion Group Holdings Inc.	792,966	2,490
*	Select Interior Concepts Inc. Class A	709,855	2,484
	Crawford & Co. Class B	350,392	2,463
*	PRGX Global Inc.	516,789	2,429
*	Willis Lease Finance Corp.	99,130	2,407
*	Research Solutions Inc.	1,000,000	2,370
	Quad/Graphics Inc.	718,815	2,336
[1]	RR Donnelley & Sons Co.	1,908,393	2,271
*	InnerWorkings Inc.	1,686,933	2,227
*	Mayville Engineering Co. Inc.	268,889	2,124
*,1	Babcock & Wilcox Enterprises Inc.	918,791	2,095
[1]	Titan International Inc.	1,419,716	2,073
*,1	Energous Corp.	704,229	1,986
*	Twin Disc Inc.	358,205	1,984
*	Rekor Systems Inc.	490,647	1,963
*,1	Aqua Metals Inc.	1,348,801	1,888
*,1	YRC Worldwide Inc.	1,017,816	1,883
*	LGL Group Inc.	215,786	1,834
*	Perma-Fix Environmental Services Inc.	285,628	1,825
*,1	Digital Ally Inc.	569,178	1,787
*	PAM Transportation Services Inc.	56,754	1,745
*	Armstrong Flooring Inc.	582,389	1,741
*	Frequency Electronics Inc.	192,502	1,686
*	DLH Holdings Corp.	217,207	1,594
[1]	Briggs & Stratton Corp.	1,178,569	1,544
*	Mistras Group Inc.	375,778	1,484
*	Innovative Solutions & Support Inc.	292,030	1,460
*	CPI Aerostructures Inc.	436,504	1,436
*	Broadwind Inc.	380,668	1,428
*	Target Hospitality Corp.	841,041	1,421
*	Horizon Global Corp.	556,734	1,225
*	LightPath Technologies Inc. Class A	363,675	1,215
*	Nesco Holdings Inc.	298,528	1,200
	Richardson Electronics Ltd.	294,196	1,189
	RF Industries Ltd.	245,831	1,146
*	USA Truck Inc.	139,872	1,084
*	Houston Wire & Cable Co.	433,061	1,022
	ARC Document Solutions Inc.	997,830	998
*,1	Coda Octopus Group Inc.	183,468	945
*,1	Charah Solutions Inc.	286,337	911
	Greif Inc. Class B	21,694	907
*	Air Industries Group	747,231	889
*,1	Hudson Technologies Inc.	872,556	881
*	HireQuest Inc.	126,706	810
*,1	Odyssey Marine Exploration Inc.	167,947	783
*,1	Vertex Energy Inc.	1,091,322	778
*	Volt Information Sciences Inc.	572,256	738
*	eMagin Corp.	915,968	723
*,1	Applied DNA Sciences Inc.	88,084	711
*,1	Rubicon Technology Inc.	80,569	646
	Espey Manufacturing & Electronics Corp.	36,520	633
*	Hudson Global Inc.	63,373	555
*	Limbach Holdings Inc.	149,531	550
*,1	ClearSign Technologies Corp.	240,083	499
*	Verb Technology Co. Inc.	430,834	478
*	Perceptron Inc.	139,462	462
*	Huttig Building Products Inc.	400,145	448
*	Orbital Energy Group Inc.	688,520	427
*	SIFCO Industries Inc.	95,641	383
47

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Astrotech Corp.	128,680	367
*	Air T Inc.	32,804	361
	AMCON Distributing Co.	6,102	344
*	FreightCar America Inc.	276,496	343
*	Wireless Telecom Group Inc.	305,882	304
*	Usio Inc.	142,603	278
*	Image Sensing Systems Inc.	79,211	268
*	Lightbridge Corp.	59,325	266
	Patriot Transportation Holding Inc.	30,685	260
*,1	Boxlight Corp. Class A	268,979	247
	Chicago Rivet & Machine Co.	11,238	240
*	Jewett-Cameron Trading Co. Ltd.	32,900	236
*	Ballantyne Strong Inc.	124,748	205
*	ENGlobal Corp.	172,651	178
*	ALJ Regional Holdings Inc.	266,005	133
*	Fuel Tech Inc.	144,104	121
*	Steel Connect Inc.	150,146	90
	Servotronics Inc.	5,014	38
*	Quest Resource Holding Corp.	25,955	35
	Bel Fuse Inc. Class A	2,976	30
*	Tecogen Inc.	38,496	27
*	Sypris Solutions Inc.	35,375	26
*,3	Patriot National Inc.	129,819	—
*	Eagle Bulk Shipping Inc. Warrants Exp. 10/15/2021	1	—
			101,267,496
Oil & Gas (2.6%)
	Exxon Mobil Corp.	120,495,109	5,388,541
	Chevron Corp.	53,206,224	4,747,591
	ConocoPhillips	30,545,486	1,283,521
	Phillips 66	12,438,269	894,312
	EOG Resources Inc.	16,575,965	839,738
	Kinder Morgan Inc.	54,745,054	830,482
	Schlumberger Ltd.	39,510,595	726,600
	Marathon Petroleum Corp.	18,550,570	693,420
	Valero Energy Corp.	11,625,618	683,819
	Williams Cos. Inc.	34,592,583	657,951
	Occidental Petroleum Corp.	25,667,974	469,724
	Pioneer Natural Resources Co.	4,703,947	459,576
	ONEOK Inc.	12,553,158	417,016
	Hess Corp.	7,896,130	409,098
*	Cheniere Energy Inc.	6,470,295	312,645
	Halliburton Co.	22,498,707	292,033
	Concho Resources Inc.	5,631,874	290,042
	Baker Hughes Co. Class A	18,654,742	287,096
	Cabot Oil & Gas Corp.	11,353,133	195,047
	Diamondback Energy Inc.	4,500,279	188,202
	Apache Corp.	10,786,596	145,619
*	Enphase Energy Inc.	3,039,041	144,567
	Marathon Oil Corp.	22,598,964	138,306
	National Oilwell Varco Inc.	11,108,771	136,082
	Targa Resources Corp.	6,346,280	127,370
	Devon Energy Corp.	10,970,779	124,409
	Noble Energy Inc.	13,733,900	123,056
	HollyFrontier Corp.	4,153,386	121,279
*	First Solar Inc.	2,122,355	105,057
	Parsley Energy Inc. Class A	8,663,656	92,528
	EQT Corp.	7,296,701	86,831
	Cimarex Energy Co.	2,915,149	80,137
*,1	Plug Power Inc.	9,299,030	76,345
*	WPX Energy Inc.	11,206,377	71,497
48

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
[1]	Ovintiv Inc.	7,052,920	67,355
	Arcosa Inc.	1,360,308	57,405
	Helmerich & Payne Inc.	2,916,752	56,906
	Murphy Oil Corp.	4,115,875	56,799
*,1	ChampionX Corp.	5,447,585	53,168
	Equitrans Midstream Corp.	5,811,001	48,289
	Antero Midstream Corp.	8,885,589	45,316
	World Fuel Services Corp.	1,726,746	44,481
*	Southwestern Energy Co.	15,572,132	39,865
	Delek US Holdings Inc.	2,117,896	36,873
[1]	Continental Resources Inc.	2,087,649	36,596
*	PDC Energy Inc.	2,869,928	35,702
[1]	Range Resources Corp.	6,156,785	34,663
*	CNX Resources Corp.	3,766,454	32,580
*,1	Transocean Ltd.	16,546,464	30,280
*	Dril-Quip Inc.	997,468	29,715
	PBF Energy Inc. Class A	2,747,039	28,130
	Archrock Inc.	4,266,210	27,688
	Cactus Inc. Class A	1,331,826	27,476
*,1	Matador Resources Co.	3,173,101	26,971
*	NOW Inc.	3,054,950	26,364
*	Renewable Energy Group Inc.	1,046,384	25,929
[1]	Core Laboratories NV	1,269,468	25,796
*	Magnolia Oil & Gas Corp. Class A	3,308,567	20,050
*	TPI Composites Inc.	846,671	19,787
*	Oceaneering International Inc.	2,864,216	18,302
	Patterson-UTI Energy Inc.	5,080,461	17,629
*	Ameresco Inc. Class A	613,138	17,033
	CVR Energy Inc.	834,484	16,781
*,1	Antero Resources Corp.	6,565,694	16,677
*,1	SunPower Corp.	2,074,262	15,889
*	Helix Energy Solutions Group Inc.	4,088,322	14,186
*,1	FuelCell Energy Inc.	5,649,757	12,768
*	ProPetro Holding Corp.	2,459,041	12,639
	Brigham Minerals Inc. Class A	1,019,773	12,594
*	MRC Global Inc.	2,123,724	12,551
*,1	Callon Petroleum Co.	10,518,073	12,096
	SM Energy Co.	3,204,564	12,017
*	REX American Resources Corp.	162,211	11,253
*	NexTier Oilfield Solutions Inc.	4,466,350	10,943
[1]	DMC Global Inc.	395,860	10,926
	Liberty Oilfield Services Inc. Class A	1,883,153	10,320
	Berry Corp.	2,109,485	10,189
*,1	Green Plains Inc.	938,932	9,591
*	Par Pacific Holdings Inc.	1,049,600	9,436
	QEP Resources Inc.	6,803,687	8,777
*	Select Energy Services Inc. Class A	1,637,595	8,024
*	Bonanza Creek Energy Inc.	533,564	7,907
[1]	Nabors Industries Ltd.	202,163	7,484
*	Oil States International Inc.	1,564,156	7,430
*,1	Northern Oil and Gas Inc.	8,070,223	6,770
*	Matrix Service Co.	692,381	6,730
*,1	Oasis Petroleum Inc.	8,952,150	6,714
*	Trecora Resources	1,060,861	6,652
	Solaris Oilfield Infrastructure Inc. Class A	860,268	6,383
*	Tidewater Inc.	1,092,988	6,110
*,1	Contango Oil & Gas Co.	2,634,122	6,032
*,1	W&T Offshore Inc.	2,529,883	5,768
*	Newpark Resources Inc.	2,545,919	5,677
*	American Superconductor Corp.	673,876	5,479
*,1	RPC Inc.	1,678,674	5,170
49

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,1	Tellurian Inc.	4,487,707	5,161
*	Talos Energy Inc.	534,992	4,922
*	Exterran Corp.	898,662	4,844
*	Gulfport Energy Corp.	4,159,066	4,533
*,1	Centennial Resource Development Inc. Class A	5,081,833	4,523
*	Battalion Oil Corp.	429,671	4,082
*	Penn Virginia Corp.	410,238	3,910
*,1	Valaris plc Class A	5,725,186	3,732
*,1	Denbury Resources Inc.	13,421,500	3,706
*,1	Laredo Petroleum Inc.	244,802	3,393
*	Geospace Technologies Corp.	401,682	3,021
*,1	Whiting Petroleum Corp.	2,658,815	3,004
	Falcon Minerals Corp.	918,900	2,940
*	Natural Gas Services Group Inc.	365,316	2,291
*,1	Noble Corp. plc	7,133,017	2,290
*,1	Flotek Industries Inc.	1,892,315	2,271
*,1	NextDecade Corp.	924,458	1,997
*	Montage Resources Corp.	492,406	1,945
*	Goodrich Petroleum Corp.	265,810	1,914
*,1	TETRA Technologies Inc.	3,415,280	1,825
	Adams Resources & Energy Inc.	67,028	1,794
	Evolution Petroleum Corp.	633,497	1,774
*	VAALCO Energy Inc.	1,411,904	1,751
*,1	Zion Oil & Gas Inc.	5,857,111	1,744
*	Gulf Island Fabrication Inc.	540,255	1,659
*,1	California Resources Corp.	1,338,196	1,633
*	PrimeEnergy Resources Corp.	21,616	1,537
*,1	Ring Energy Inc.	1,214,955	1,409
*	SEACOR Marine Holdings Inc.	549,241	1,401
*,1	Altus Midstream Co.	2,048,939	1,298
*,1	KLX Energy Services Holdings Inc.	588,372	1,265
*	Earthstone Energy Inc. Class A	441,335	1,253
*	SandRidge Energy Inc.	959,542	1,238
*,1	Envision Solar International Inc.	123,407	1,230
*,1	Abraxas Petroleum Corp.	4,761,451	1,111
*,1	Forum Energy Technologies Inc.	2,020,961	1,067
*,1	Epsilon Energy Ltd.	353,256	1,042
[1]	Amplify Energy Corp.	772,672	950
	Panhandle Oil and Gas Inc. Class A	352,515	945
*,1	HighPoint Resources Corp.	3,029,949	894
*	Infrastructure and Energy Alternatives Inc.	187,458	746
*	ION Geophysical Corp.	314,750	737
*	Pacific Ethanol Inc.	980,570	696
*,1	Chaparral Energy Inc. Class A	1,059,360	687
*	Dawson Geophysical Co.	476,758	687
*,1	Nine Energy Service Inc.	328,770	641
*,1	SilverBow Resources Inc.	191,149	614
*,1	Smart Sand Inc.	511,406	537
*	Mitcham Industries Inc.	333,773	534
*,1	Capstone Turbine Corp.	164,075	495
*	Ranger Energy Services Inc. Class A	167,815	495
*,1	Torchlight Energy Resources Inc.	1,284,189	466
*,1	Covia Holdings Corp.	944,310	453
*,1	US Well Services Inc. Class A	739,453	360
*,1	Chesapeake Energy Corp.	52,420	257
*,1	Mammoth Energy Services Inc.	194,314	229
*,1	FTS International Inc.	32,802	226
*,1	Quintana Energy Services Inc.	221,242	220
*,1	Independence Contract Drilling Inc.	52,564	204
*,1	Gevo Inc.	192,158	153
*	Superior Drilling Products Inc.	187,537	140
50

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	NCS Multistage Holdings Inc.	178,351	103
*,1	Lilis Energy Inc.	1,027,919	54
*,1	Extraction Oil & Gas Inc.	319,120	39
*	Aemetis Inc.	46,739	37
*,1	PEDEVCO Corp.	42,749	35
*,1	Talos Energy Inc. Warrants Exp. 02/28/2021	116,107	22
*,1,3	Alta Mesa Resources Inc. Class A	2,645,853	11
*	Tidewater Inc. Class A Warrants Exp. 07/31/2023	8,839	5
*	Tidewater Inc. Class B Warrants Exp. 07/31/2023	9,555	4
*,1,3	Harvest Natural Resources Inc.	51,829	—
			23,047,834
Other (0.0%)[5]
*,3	Spirit MTA REIT	2,854,330	2,191
*,3	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	2,021,007	1,779
*,1,3	Tobira Therapeutics Inc. CVR Exp. 12/31/2038	201,001	911
*,3	First Eagle Private Credit LLC CVR	551,185	390
*,3	Ocera Therapeutics Inc. CVR	653,477	176
*,3	Ambit Biosciences Corp. CVR	201,330	121
*,3	Media General Inc. CVR	2,351,648	91
*,3	OncoMed Pharmaceuticals Inc. CVR	255,777	67
*,3	Omthera Pharmaceuticals Inc. CVR	121,311	36
*,3	Elanco Animal Health Inc. CVR	575,457	15
*,3	Alexza Pharmaceuticals Inc. CVR	327,391	12
*,3	Seventy Seven Energy Inc.	7,222	1
*,3	Clinical Data Care CVR	216,285	—
*,3	OncoMed Pharmaceuticals Inc. CVR (XNGS)	40,724	—
*,1,3	Biosante Pharmaceutical Inc. CVR	253,823	—
*,3	Progenics Pharmaceuticals Inc. CVR	2,319,511	—
			5,790
Technology (26.3%)
	Microsoft Corp.	216,149,784	43,988,643
	Apple Inc.	111,188,667	40,561,626
*	Facebook Inc. Class A	68,537,349	15,562,776
*	Alphabet Inc. Class A	8,528,568	12,093,936
*	Alphabet Inc. Class C	8,167,988	11,546,350
	Intel Corp.	120,678,893	7,220,218
	NVIDIA Corp.	16,651,446	6,326,051
*	Adobe Inc.	13,730,115	5,976,856
	Cisco Systems Inc.	108,307,955	5,051,483
*	salesforce.com Inc.	24,337,193	4,559,086
	Broadcom Inc.	10,825,581	3,416,662
	Texas Instruments Inc.	26,159,582	3,321,482
	Oracle Corp.	58,417,745	3,228,749
	International Business Machines Corp.	25,305,918	3,056,196
	QUALCOMM Inc.	32,063,264	2,924,490
*	ServiceNow Inc.	5,434,236	2,201,192
	Intuit Inc.	7,058,576	2,090,680
*	Advanced Micro Devices Inc.	33,379,232	1,756,081
*	Micron Technology Inc.	31,694,238	1,632,887
	Applied Materials Inc.	26,114,078	1,578,596
*	Autodesk Inc.	6,244,927	1,493,724
	Lam Research Corp.	4,136,029	1,337,840
	Analog Devices Inc.	10,501,088	1,287,853
	Roper Technologies Inc.	2,975,548	1,155,286
*,1	Zoom Video Communications Inc. Class A	4,536,346	1,150,145
	L3Harris Technologies Inc.	6,152,445	1,043,885
*	Workday Inc. Class A	4,957,887	928,910
*	Veeva Systems Inc. Class A	3,842,200	900,689
*	Splunk Inc.	4,525,435	899,204
	Cognizant Technology Solutions Corp. Class A	15,403,581	875,231
51

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	KLA Corp.	4,417,620	859,139
*	DocuSign Inc. Class A	4,960,675	854,278
*	Synopsys Inc.	4,292,302	836,999
*	Twilio Inc. Class A	3,672,263	805,768
*	Cadence Design Systems Inc.	7,947,839	762,675
	Microchip Technology Inc.	6,990,632	736,183
*	IQVIA Holdings Inc.	5,170,112	733,535
*	IAC/interactivecorp	2,259,103	730,594
*	ANSYS Inc.	2,437,602	711,122
	HP Inc.	40,734,442	710,001
	Xilinx Inc.	6,931,420	681,982
	Motorola Solutions Inc.	4,846,237	679,103
*	Snap Inc. Class A	28,813,892	676,838
	Marvell Technology Group Ltd.	18,910,761	663,011
*	Okta Inc. Class A	3,309,049	662,571
*	Twitter Inc.	21,242,703	632,820
*	RingCentral Inc. Class A	2,193,746	625,240
*	VeriSign Inc.	2,961,450	612,517
	Skyworks Solutions Inc.	4,750,761	607,432
*	Palo Alto Networks Inc.	2,610,328	599,514
	Cerner Corp.	8,671,331	594,420
*	Fortinet Inc.	3,912,590	537,081
*	Coupa Software Inc.	1,901,666	526,838
	Citrix Systems Inc.	3,519,294	520,539
*	Akamai Technologies Inc.	4,628,246	495,639
	CDW Corp.	4,059,767	471,664
	Maxim Integrated Products Inc.	7,606,654	461,039
*	Paycom Software Inc.	1,419,848	439,770
*	Crowdstrike Holdings Inc. Class A	4,098,324	411,021
	Teradyne Inc.	4,726,437	399,431
*	Tyler Technologies Inc.	1,133,715	393,263
*	EPAM Systems Inc.	1,507,453	379,893
	Leidos Holdings Inc.	4,049,093	379,279
*	Dell Technologies Inc. Class C	6,856,210	376,680
*	Qorvo Inc.	3,270,945	361,538
	Western Digital Corp.	8,133,099	359,076
*,1	Slack Technologies Inc. Class A	11,535,406	358,636
	Hewlett Packard Enterprise Co.	36,535,890	355,494
	SS&C Technologies Holdings Inc.	6,215,945	351,077
*	Datadog Inc. Class A	4,017,559	349,327
*	GoDaddy Inc. Class A	4,715,413	345,781
*,1	VMware Inc. Class A	2,208,273	341,973
*	MongoDB Inc. Class A	1,442,710	326,543
*	Arista Networks Inc.	1,513,079	317,792
	Seagate Technology plc	6,220,318	301,126
	NortonLifeLock Inc.	15,111,035	299,652
*	Black Knight Inc.	4,055,410	294,261
*	Gartner Inc.	2,414,740	292,980
*	Zendesk Inc.	3,260,120	288,618
	Monolithic Power Systems Inc.	1,211,366	287,094
*	Avalara Inc.	2,124,439	282,742
	NetApp Inc.	6,311,497	280,041
*	HubSpot Inc.	1,182,161	265,218
*	Guidewire Software Inc.	2,364,563	262,112
*	Ceridian HCM Holding Inc.	3,305,871	262,056
*	Pinterest Inc. Class A	11,531,927	255,663
*	F5 Networks Inc.	1,734,916	241,986
*	Ciena Corp.	4,381,418	237,298
*	Alteryx Inc. Class A	1,432,040	235,256
*	ON Semiconductor Corp.	11,683,244	231,562
*	PTC Inc.	2,965,705	230,702
52

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
	Entegris Inc.	3,837,402	226,599
*	Zscaler Inc.	2,028,755	222,149
	Juniper Networks Inc.	9,462,580	216,315
*	Nuance Communications Inc.	8,024,417	203,058
*	Aspen Technology Inc.	1,926,439	199,598
*	Five9 Inc.	1,767,925	195,656
*	Cree Inc.	3,084,648	182,580
*	Proofpoint Inc.	1,638,004	182,015
*	Dynatrace Inc.	4,410,474	179,065
	MKS Instruments Inc.	1,570,906	177,889
*,1	Fastly Inc. Class A	2,022,070	172,139
*,1	Match Group Inc.	1,592,705	170,499
*	Manhattan Associates Inc.	1,807,043	170,223
*	Lumentum Holdings Inc.	2,032,391	165,498
*	Inphi Corp.	1,375,765	161,652
*	Anaplan Inc.	3,527,909	159,850
*	RealPage Inc.	2,447,825	159,133
*	Smartsheet Inc. Class A	3,071,316	156,391
*	Dropbox Inc. Class A	7,139,139	155,419
*	CACI International Inc. Class A	713,563	154,758
	CDK Global Inc.	3,461,068	143,357
*	Everbridge Inc.	980,367	135,644
	National Instruments Corp.	3,356,370	129,925
*	Elastic NV	1,403,508	129,417
	Science Applications International Corp.	1,654,254	128,502
*	Silicon Laboratories Inc.	1,236,830	124,017
	SYNNEX Corp.	1,029,068	123,251
*	Nutanix Inc. Class A	5,148,497	122,045
	DXC Technology Co.	7,225,136	119,215
*	Cloudflare Inc. Class A	3,301,561	118,691
*	Pure Storage Inc. Class A	6,810,821	118,032
*	Q2 Holdings Inc.	1,369,800	117,515
	LogMeIn Inc.	1,382,227	117,171
*,1	Livongo Health Inc.	1,537,690	115,619
	Cabot Microelectronics Corp.	826,507	115,331
	Pegasystems Inc.	1,129,917	114,314
*	Blackline Inc.	1,368,614	113,472
*	Lattice Semiconductor Corp.	3,848,600	109,262
*	Envestnet Inc.	1,453,521	106,892
*	New Relic Inc.	1,542,817	106,300
*	Cirrus Logic Inc.	1,664,805	102,852
*	Qualys Inc.	939,867	97,765
*	Semtech Corp.	1,843,616	96,274
	Power Integrations Inc.	809,117	95,581
	Cogent Communications Holdings Inc.	1,213,660	93,889
	Brooks Automation Inc.	2,117,813	93,692
	Perspecta Inc.	3,913,569	90,912
*	Box Inc. Class A	4,107,598	85,274
*	Verint Systems Inc.	1,838,149	83,048
*	J2 Global Inc.	1,293,242	81,746
*	Viavi Solutions Inc.	6,400,695	81,545
	Blackbaud Inc.	1,419,247	81,011
*	Alarm.com Holdings Inc.	1,241,394	80,455
	Xerox Holdings Corp.	5,128,728	78,418
*,1	Vertiv Holdings Co.	5,631,182	76,359
*	Varonis Systems Inc.	858,812	75,988
*	Cloudera Inc.	5,913,281	75,217
*	SPS Commerce Inc.	997,449	74,928
*	SVMK Inc.	3,167,043	74,552
*	FireEye Inc.	6,081,677	74,044
*	Advanced Energy Industries Inc.	1,081,863	73,339
53

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Acacia Communications Inc.	1,067,102	71,699
*	Change Healthcare Inc.	6,393,902	71,612
*	LivePerson Inc.	1,700,308	70,444
*	Premier Inc. Class A	2,044,680	70,092
*	Cornerstone OnDemand Inc.	1,747,684	67,391
*	Bandwidth Inc. Class A	528,506	67,120
*	Rapid7 Inc.	1,310,758	66,875
*	ZoomInfo Technologies Inc. Class A	1,301,553	66,418
*	Appfolio Inc. Class A	406,466	66,136
*	ViaSat Inc.	1,700,373	65,243
*	Sailpoint Technologies Holdings Inc.	2,462,706	65,188
*	FormFactor Inc.	2,183,110	64,031
*	Bottomline Technologies DE Inc.	1,259,743	63,957
*	Teradata Corp.	3,071,463	63,886
*	NCR Corp.	3,616,128	62,631
*	Diodes Inc.	1,183,154	59,986
*	Synaptics Inc.	927,467	55,759
*,1	Appian Corp. Class A	1,046,525	53,634
*	Workiva Inc. Class A	949,421	50,785
	Progress Software Corp.	1,292,741	50,094
*,1	Medallia Inc.	1,980,952	49,999
*	NetScout Systems Inc.	1,954,314	49,952
*	PROS Holdings Inc.	1,122,806	49,886
*	Rambus Inc.	3,256,770	49,503
*	Covetrus Inc.	2,736,942	48,964
*	Insight Enterprises Inc.	991,329	48,773
	InterDigital Inc.	858,536	48,619
*	Tenable Holdings Inc.	1,588,664	47,358
*	CommScope Holding Co. Inc.	5,568,965	46,389
*	CommVault Systems Inc.	1,190,238	46,062
*	Altair Engineering Inc. Class A	1,139,618	45,300
*	Onto Innovation Inc.	1,330,566	45,292
*	Yext Inc.	2,719,966	45,179
	Xperi Holding Corp.	2,937,479	43,357
	NIC Inc.	1,828,801	41,989
*	MaxLinear Inc. Class A	1,893,026	40,624
*	Inovalon Holdings Inc. Class A	2,092,255	40,297
*,1	Cerence Inc.	980,003	40,023
*	EchoStar Corp. Class A	1,379,072	38,559
	CSG Systems International Inc.	893,286	36,973
*	Super Micro Computer Inc.	1,262,838	35,852
*,1	PagerDuty Inc.	1,241,932	35,544
*	Zuora Inc. Class A	2,731,647	34,828
*	Perficient Inc.	951,168	34,033
*,1	Schrodinger Inc.	359,487	32,918
*,1	Tabula Rasa HealthCare Inc.	601,105	32,898
*	SolarWinds Corp.	1,775,492	31,373
	Ubiquiti Inc.	175,936	30,711
*	Allscripts Healthcare Solutions Inc.	4,483,508	30,353
*	Amkor Technology Inc.	2,406,266	29,621
*	Avaya Holdings Corp.	2,395,131	29,604
*	Model N Inc.	835,310	29,035
*	OneSpan Inc.	985,009	27,511
*	Infinera Corp.	4,606,191	27,269
*	ForeScout Technologies Inc.	1,281,644	27,171
*	ePlus Inc.	374,452	26,466
*	MicroStrategy Inc. Class A	221,611	26,214
*	Axcelis Technologies Inc.	898,874	25,034
*	Virtusa Corp.	755,708	24,538
*	Ultra Clean Holdings Inc.	1,043,307	23,610
	Switch Inc. Class A	1,309,436	23,334
54

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Limelight Networks Inc.	3,074,987	22,632
*	CEVA Inc.	601,699	22,516
*,1	Inseego Corp.	1,934,986	22,446
*	nLight Inc.	998,167	22,219
*,1	3D Systems Corp.	3,169,689	22,156
	Simulations Plus Inc.	361,645	21,634
*	Domo Inc. Class B	658,632	21,188
*	Ping Identity Holding Corp.	655,398	21,032
*	Health Catalyst Inc.	719,057	20,975
*	Calix Inc.	1,403,512	20,912
*	Upland Software Inc.	601,007	20,891
*	NETGEAR Inc.	792,303	20,513
	Shutterstock Inc.	576,524	20,161
*	Photronics Inc.	1,765,947	19,655
*	Unisys Corp.	1,742,480	19,010
	Cohu Inc.	1,088,775	18,879
*	ACM Research Inc. Class A	294,534	18,367
*	ScanSource Inc.	735,567	17,720
*	Vocera Communications Inc.	834,421	17,690
*	Phreesia Inc.	601,655	17,015
*	NextGen Healthcare Inc.	1,534,891	16,853
	Ebix Inc.	747,615	16,717
*	Ichor Holdings Ltd.	626,220	16,645
*	PDF Solutions Inc.	820,649	16,052
*,1	Eventbrite Inc. Class A	1,864,871	15,982
*	Boingo Wireless Inc.	1,194,669	15,913
*	Blucora Inc.	1,373,078	15,681
*,1	Tucows Inc. Class A	270,886	15,527
*	ChannelAdvisor Corp.	970,137	15,367
*	MobileIron Inc.	3,089,498	15,231
	ADTRAN Inc.	1,383,890	15,126
*	Extreme Networks Inc.	3,420,174	14,844
	PC Connection Inc.	302,562	14,027
[1]	Plantronics Inc.	955,102	14,021
	American Software Inc. Class A	875,403	13,796
*,1	PAR Technology Corp.	453,231	13,565
	QAD Inc. Class A	316,420	13,062
*	Harmonic Inc.	2,741,490	13,022
[1]	VirnetX Holding Corp.	1,961,419	12,749
*	Diebold Nixdorf Inc.	2,100,887	12,731
	Pitney Bowes Inc.	4,891,723	12,718
*,1	Impinj Inc.	452,856	12,440
*	Alpha & Omega Semiconductor Ltd.	1,074,895	11,695
*	Rosetta Stone Inc.	671,882	11,328
*	Mitek Systems Inc.	1,165,411	11,200
*	NeoPhotonics Corp.	1,237,575	10,990
*	A10 Networks Inc.	1,581,218	10,768
*	Meet Group Inc.	1,715,689	10,706
*	Zix Corp.	1,534,794	10,590
	Comtech Telecommunications Corp.	620,850	10,486
*	Agilysys Inc.	579,752	10,401
*	DSP Group Inc.	643,205	10,214
*,2	Genasys Inc.	2,025,454	9,844
*	Brightcove Inc.	1,248,133	9,835
*	Forrester Research Inc.	306,343	9,815
*	SiTime Corp.	207,000	9,814
*	Sprout Social Inc. Class A	353,400	9,542
*,1	Veritone Inc.	639,261	9,499
*	Ooma Inc.	574,361	9,465
[2]	GlobalSCAPE Inc.	967,139	9,430
*	Grid Dynamics Holdings Inc.	1,337,920	9,232
55

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	Benefitfocus Inc.	855,303	9,203
*	Digi International Inc.	783,893	9,132
*	Sciplay Corp. Class A	614,419	9,112
*,2	KVH Industries Inc.	1,007,566	8,998
	Computer Programs & Systems Inc.	380,477	8,671
*	CalAmp Corp.	1,070,085	8,571
	Hackett Group Inc.	619,693	8,391
*	Endurance International Group Holdings Inc.	1,961,956	7,907
*	Avid Technology Inc.	1,077,152	7,831
*,1	Red Violet Inc.	406,003	7,162
*	AXT Inc.	1,499,614	7,138
*	Smith Micro Software Inc.	1,568,244	6,994
*,1	Applied Optoelectronics Inc.	620,906	6,749
*	Clearfield Inc.	481,977	6,728
*	eGain Corp.	597,497	6,638
*	GTY Technology Holdings Inc.	1,578,853	6,576
	Loral Space & Communications Inc.	336,822	6,575
*	Ribbon Communications Inc.	1,625,825	6,389
*	Arlo Technologies Inc.	2,469,299	6,371
*,1	Intelligent Systems Corp.	181,962	6,201
*	GSI Technology Inc.	787,988	5,658
*,1	Digimarc Corp.	348,024	5,565
*	Telenav Inc.	1,004,818	5,516
*	Pixelworks Inc.	1,557,780	5,032
*,1	Gogo Inc.	1,508,897	4,768
*	Powerfleet Inc.	989,885	4,573
*	Casa Systems Inc.	958,408	3,987
*	Mastech Digital Inc.	150,017	3,890
*,2	Computer Task Group Inc.	899,921	3,627
*	NantHealth Inc.	782,311	3,583
*	Immersion Corp.	573,970	3,576
*	Intellicheck Inc.	473,575	3,575
*	DASAN Zhone Solutions Inc.	390,702	3,489
*,1	Atomera Inc.	385,636	3,471
*	Synchronoss Technologies Inc.	912,531	3,221
*	Quantum Corp.	828,100	3,196
*	Airgain Inc.	297,291	3,193
*,1	SharpSpring Inc.	362,676	3,184
*	Amtech Systems Inc.	610,113	2,971
*	PCTEL Inc.	441,020	2,946
*,1	Remark Holdings Inc.	1,175,227	2,774
*	Everspin Technologies Inc.	388,371	2,726
*,1	Castlight Health Inc. Class B	3,132,276	2,600
*	Identiv Inc.	498,106	2,540
*,1	Kopin Corp.	1,867,120	2,483
*,1	Beyond Air Inc.	340,949	2,472
*	EMCORE Corp.	776,629	2,470
*	Aviat Networks Inc.	127,308	2,323
*	SecureWorks Corp. Class A	193,975	2,217
	AstroNova Inc.	278,254	2,215
*,1	Park City Group Inc.	496,819	2,102
*	Majesco	249,874	1,964
*	Great Elm Capital Group Inc.	830,451	1,935
*,1	Resonant Inc.	826,161	1,925
*	Cambium Networks Corp.	254,421	1,873
*	Synacor Inc.	1,651,360	1,866
*	Qumu Corp.	460,283	1,652
*	Lantronix Inc.	433,872	1,610
	Communications Systems Inc.	305,247	1,548
*,1	Cinedigm Corp. Class A	786,863	1,503
*	WidePoint Corp.	1,972,504	1,372
56

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*,1	Anixa Biosciences Inc.	424,878	1,300
	QAD Inc. Class B	43,342	1,300
*	Key Tronic Corp.	240,560	1,263
*,1	Akerna Corp.	134,888	1,187
*	Aehr Test Systems	599,400	1,169
	TESSCO Technologies Inc.	206,522	1,136
	CSP Inc.	129,730	1,053
	TransAct Technologies Inc.	227,236	1,041
	Support.com Inc.	713,671	1,006
*	Innodata Inc.	649,340	877
*	NetSol Technologies Inc.	324,689	864
*	Mohawk Group Holdings Inc.	156,574	860
*,1	RigNet Inc.	338,521	728
*	inTEST Corp.	208,654	703
*,1	Exela Technologies Inc.	1,212,328	672
*	QuickLogic Corp.	205,949	630
*	SeaChange International Inc.	414,250	626
*	Data I/O Corp.	179,297	604
*	GSE Systems Inc.	541,861	547
	BK Technologies Corp.	147,465	500
*	CVD Equipment Corp.	162,311	485
*	ClearOne Inc.	231,050	462
*	AudioEye Inc.	45,247	452
*,1	Super League Gaming Inc.	158,855	381
*	One Stop Systems Inc.	190,266	375
*	BSQUARE Corp.	180,438	283
	Network-1 Technologies Inc.	129,664	281
*	CynergisTek Inc.	186,745	273
*	Streamline Health Solutions Inc.	171,772	228
*	Inuvo Inc.	400,436	214
*	RCM Technologies Inc.	158,525	212
*	ADDvantage Technologies Group Inc.	47,738	164
*	Optical Cable Corp.	62,844	157
*,1	Sonim Technologies Inc.	172,397	140
*,1	Global Eagle Entertainment Inc.	28,800	137
*	Xcel Brands Inc.	151,456	135
*,1,3	FTE Networks Inc.	84,180	126
*,1	AutoWeb Inc.	91,156	118
*	Trio-Tech International	15,180	48
*,1,3	Ominto Inc.	101,171	41
*	Evolving Systems Inc.	27,962	30
*,3	Tech Data Corp.	147	21
*	Westell Technologies Inc. Class A	10,355	8
			229,551,532
Telecommunications (1.8%)
	Verizon Communications Inc.	117,952,814	6,502,739
	AT&T Inc.	203,087,768	6,139,343
*	T-Mobile US Inc.	17,381,873	1,810,322
	CenturyLink Inc.	31,265,173	313,590
*	GCI Liberty Inc. Class A	2,739,083	194,804
*	Iridium Communications Inc.	3,231,893	82,219
	Shenandoah Telecommunications Co.	1,354,544	66,765
*	Vonage Holdings Corp.	6,543,960	65,832
	Telephone & Data Systems Inc.	2,718,379	54,041
*	8x8 Inc.	2,821,624	45,146
*	Cincinnati Bell Inc.	1,330,698	19,761
	ATN International Inc.	294,381	17,831
*	Anterix Inc.	330,184	14,971
*	Consolidated Communications Holdings Inc.	1,980,545	13,408
*	United States Cellular Corp.	380,542	11,747
57

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
		Shares	Market Value ($000)
*	ORBCOMM Inc.	2,349,918	9,047
*	WideOpenWest Inc.	1,493,678	7,872
	Spok Holdings Inc.	704,338	6,586
*,1	GTT Communications Inc.	641,092	5,231
*	Globalstar Inc.	15,574,538	5,087
	Alaska Communications Systems Group Inc.	1,552,205	4,331
*	IDT Corp. Class B	630,665	4,118
*,1	Pareteum Corp.	2,926,761	1,815
*	T-Mobile US Inc. Rights Exp. 07/27/2020	10,586,096	1,778
*	Otelco Inc. Class A	54,417	612
*	CPS Technologies Corp.	109,990	266
			15,399,262
Utilities (3.0%)
	NextEra Energy Inc.	13,949,175	3,350,172
	Dominion Energy Inc.	23,917,202	1,941,599
	Duke Energy Corp.	20,935,784	1,672,560
	Southern Co.	30,122,928	1,561,874
	American Electric Power Co. Inc.	14,119,676	1,124,491
	Exelon Corp.	27,757,496	1,007,320
	Sempra Energy	8,331,547	976,707
	Xcel Energy Inc.	14,963,032	935,190
	Eversource Energy	9,587,779	798,374
	WEC Energy Group Inc.	8,983,795	787,430
	Public Service Enterprise Group Inc.	14,405,723	708,185
	Consolidated Edison Inc.	9,518,402	684,659
	American Water Works Co. Inc.	5,148,743	662,437
	FirstEnergy Corp.	15,476,796	600,190
	DTE Energy Co.	5,481,097	589,218
	Edison International	10,769,969	584,917
	PPL Corp.	21,914,719	566,276
	Entergy Corp.	5,702,190	534,922
	Ameren Corp.	7,030,390	494,658
	CMS Energy Corp.	8,166,527	477,089
	Evergy Inc.	6,473,558	383,817
	Atmos Energy Corp.	3,486,058	347,142
	Alliant Energy Corp.	7,102,069	339,763
	Essential Utilities Inc.	6,975,922	294,663
	AES Corp.	18,988,653	275,146
	CenterPoint Energy Inc.	14,315,488	267,270
	NiSource Inc.	10,906,078	248,004
*,1	PG&E Corp.	27,182,562	241,109
	Vistra Energy Corp.	12,851,775	239,300
	Pinnacle West Capital Corp.	3,209,373	235,215
	NRG Energy Inc.	6,592,929	214,666
	UGI Corp.	5,948,042	189,148
	OGE Energy Corp.	5,731,964	174,022
	IDACORP Inc.	1,424,359	124,446
	ONE Gas Inc.	1,510,340	116,372
	Hawaiian Electric Industries Inc.	3,111,144	112,188
	Portland General Electric Co.	2,544,611	106,390
	Southwest Gas Holdings Inc.	1,494,226	103,176
	National Fuel Gas Co.	2,460,504	103,169
	Black Hills Corp.	1,795,994	101,761
	Spire Inc.	1,392,026	91,470
	New Jersey Resources Corp.	2,696,508	88,041
	PNM Resources Inc.	2,258,974	86,835
	American States Water Co.	1,056,400	83,065
	ALLETE Inc.	1,464,168	79,958
	NorthWestern Corp.	1,453,648	79,253
	El Paso Electric Co.	1,162,299	77,874
58

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
				Shares	Market Value ($000)
		Avangrid Inc.		1,767,843	74,214
		Ormat Technologies Inc.		1,161,493	73,743
		Avista Corp.		1,921,931	69,939
		MGE Energy Inc.		1,032,210	66,588
		California Water Service Group		1,395,282	66,555
		South Jersey Industries Inc.		2,602,144	65,028
		SJW Group		820,632	50,969
		Clearway Energy Inc. Class C		2,181,454	50,304
		Northwest Natural Holding Co.		883,977	49,317
		TerraForm Power Inc. Class A		2,597,658	47,901
*		Sunrun Inc.		2,386,783	47,067
*		Evoqua Water Technologies Corp.		2,340,927	43,541
		Chesapeake Utilities Corp.		431,536	36,249
		Middlesex Water Co.		482,637	32,424
		Clearway Energy Inc. Class A		1,078,770	22,622
		Unitil Corp.		423,371	18,976
		York Water Co.		379,365	18,194
*,2		Pure Cycle Corp.		1,775,084	16,313
*,1		Vivint Solar Inc.		1,455,702	14,411
*		Sunnova Energy International Inc.		730,623	12,472
		Artesian Resources Corp. Class A		312,635	11,346
*,1		Cadiz Inc.		954,646	9,699
		Genie Energy Ltd. Class B		1,220,890	8,986
*		Atlantic Power Corp.		4,080,525	8,161
		RGC Resources Inc.		238,433	5,763
[1]		Spark Energy Inc. Class A		385,196	2,723
					25,785,036
Total Common Stocks (Cost $520,498,090)					867,925,992
Preferred Stocks (0.0%)
		WESCO International Inc. Pfd., 10.625%, 6/22/25		122,841	3,258
		Air T Funding Pfd., 8.000%, 6/7/24		1,727	38
Total Preferred Stocks (Cost $3,291)					3,296
		Coupon
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[6,7]	Vanguard Market Liquidity Fund	0.227%		81,668,287	8,166,829
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[8]	United States Treasury Bill	0.019%	8/13/20	200,667	200,635
[8]	United States Treasury Bill	0.102%	9/17/20	100,333	100,303
[8]	United States Treasury Bill	0.116%	9/29/20	8,000	7,997
					308,935
Total Temporary Cash Investments (Cost $8,474,914)					8,475,764
Total Investments (100.5%) (Cost $528,976,295)					876,405,052
Other Assets and Liabilities—Net (-0.5%)					(4,158,062)
Net Assets (100%)					872,246,990
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,711,200,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security value determined using significant unobservable inputs.
59

Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
June 30, 2020
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $52,776,000, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $5,021,389,000 was received for securities on loan, of which $4,868,457,000 is held in Vanguard Market Liquidity Fund and $152,932,000 is held in cash.
8	Securities with a value of $273,719,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
60

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© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA852 082020

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In March 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2020

VANGUARD INDEX FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL CHIEF FINANCIAL OFFICER

Date: August 19, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.